Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Principal Money Market Fund

Semiannual Report

April 30, 2009

Letter from the President 1 Shareholder Expense Example 2 Financial Statements 3 Notes to Financial Statements 6 Schedule of Investments 10 Financial Highlights 16 Supplemental Information 17

Despite recent tough times, opportunities lie ahead. We can help you take advantage of them.

Nora Everett President, Principal Funds

Dear Shareholder,

The road has been rough over the past 21 months. Lower home values, tighter household budgets, reduced job security, and ongoing market turmoil have taken a heavy toll on consumers. As we navigate the complexity of these tough economic conditions, you may be a little uneasy. You may feel you’ve lost a lot of ground financially, and worry that you won’t be able to gain it back.

But history shows that the American economy and markets are resilient. While historical results do not guarantee what will happen in the future, in the past the economy and markets have recovered following prolonged downturns. In fact, the worst 12-month U.S. stock market declines historically have been followed by periods of even greater recovery. It’s important to note that many of these major upside moves have happened quickly, at times in the span of just a few days. To avoid missing these key “up” days —whenever they may occur — we encourage you to keep your long-term savings invested in the markets. We also encourage you to diversify your investment portfolio across a range of asset classes, at a level of risk that is “right” for you.*

A company you can count on

In these uncertain times, you likely have questions — about the markets, and about your own finances. We’re here to help, and we will be here for you over the long haul. For nearly 130 years, The Principal® has been helping people map out their financial futures in all kinds of markets. Our fundamentals remain strong during the current difficult conditions, and so does our commitment to helping you accumulate the resources to make your dreams for the future become a reality.

Here at Principal Funds, our mission is to provide investments that can help you build the financial future you have envisioned —over time, through a variety of market environments. Our wide range of mutual funds, covering all core asset classes and many investment styles, provides choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk or target-date asset allocation funds, which are already broadly diversified. If you have been on the sidelines and are now ready to start investing again, we have tried to make taking that step easier and more cost-effective for you by lowering the up-front sales charges on the Class A shares of many of our fixed-income funds.

We encourage you to consult with your financial professional and take action today to plan for a more financially secure tomorrow for you and your family. We believe the key to success is to start — and stick to — an investment plan that matches your financial goals and tolerance for risk. We are here to help as you prepare for the opportunities that lie ahead.

On behalf of everyone at Principal Funds, I thank you for your continued support.

* Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1,	Account Value	Ending	November 1,
	November 1,	Account Value	2008 to	November 1,	Account Value	2008 to	Annualized
	2008	April 30, 2009	April 30, 2009(a)	2008	April 30, 2009	April 30, 2009(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,003.25	$4.27	$1,000.00	$1,020.53	$4.31	0.86%
Class S	1,000.00	1,004.04	3.48	1,000.00	1,021.32	3.51	0.70

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC.

	April 30, 2009 (unaudited)

		Money Market
Amounts in thousands, except per share amounts		Fund

Investment in securities--at cost		$ 2,851,423

Assets
Investment in securities--at value		$ 2,851,423
Cash		9
Receivables:
Dividends and interest		717
Expense reimbursement from Manager		113
Expense reimbursement from Underwriter		371
Fund shares sold		4,133
Investment securities sold		774
Other assets		27
Prepaid directors' expenses		15
Prepaid expenses		205

	Total Assets	2,857,787
Liabilities
Accrued management and investment advisory fees		912
Accrued administrative service fees		38
Accrued distribution fees		518
Accrued service fees		91
Accrued transfer agent fees		319
Payables:
Dividends payable		115
Fund shares redeemed		8,799

	Total Liabilities	10,792

Net Assets Applicable to Outstanding Shares		$ 2,846,995

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 2,850,790
Accumulated undistributed (overdistributed) net realized gain (loss)		(3,795)

	Total Net Assets	$ 2,846,995

Capital Stock (par value: $.01 a share):
Shares authorized		17,575,000
Net Asset Value Per Share:
Class A: Net Assets		$ 774,859
Shares Issued and Outstanding		775,821
Net Asset Value per share		$ 1.00
Maximum Offering Price		$ 1.00

Class B: Net Assets		$ 99,283
Shares Issued and Outstanding		99,354
Net Asset Value per share		$ 1.00(a)

Class C: Net Assets		$ 48,235
Shares Issued and Outstanding		48,268
Net Asset Value per share		$ 1.00(a)

Class J: Net Assets		$ 405,050
Shares Issued and Outstanding		405,447
Net Asset Value per share		$ 1.00(a)

Class S: Net Assets		$ 944,124
Shares Issued and Outstanding		945,528
Net Asset Value per share		$ 1.00

Institutional: Net Assets		$ 235,344
Shares Issued and Outstanding		235,804
Net Asset Value per share		$ 1.00

R-1: Net Assets		$ 11,171
Shares Issued and Outstanding		11,180
Net Asset Value per share		$ 1.00

R-2: Net Assets		$ 26,802
Shares Issued and Outstanding		26,847
Net Asset Value per share		$ 1.00

R-3: Net Assets		$ 91,511
Shares Issued and Outstanding		91,617
Net Asset Value per share		$ 1.00

R-4: Net Assets		$ 36,266
Shares Issued and Outstanding		36,305
Net Asset Value per share		$ 1.00

R-5: Net Assets		$ 174,350
Shares Issued and Outstanding		174,619
Net Asset Value per share		$ 1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENT OF OPERATIONS PRINCIPAL FUNDS, INC. Six Months Ended April 30, 2009 (unaudited)

Amounts in thousands	Money Market Fund

Net Investment Income (Operating Loss)
Income:
Interest	$ 21,910

Total Income	21,910
Expenses:
Management and investment advisory fees	5,438
Distribution fees - Class B	488
Distribution fees - Class C	236
Distribution fees - Class J	479
Distribution fees - Class S	1,675
Distribution fees - R-1	20
Distribution fees - R-2	42
Distribution fees - R-3	109
Distribution fees - R-4	18
Administrative service fees - R-1	16
Administrative service fees - R-2	28
Administrative service fees - R-3	65
Administrative service fees - R-4	23
Administrative service fees - R-5	89
Registration fees - Class A	39
Registration fees - Class B	4
Registration fees - Class C	8
Registration fees - Class J	13
Registration fees - Class S	13
Registration fees - Institutional	7
Service fees - Class S	264
Service fees - R-1	14
Service fees - R-2	35
Service fees - R-3	74
Service fees - R-4	27
Service fees - R-5	122
Shareholder reports - Class A	85
Shareholder reports - Class B	5
Shareholder reports - Class C	1
Shareholder reports - Class J	87
Shareholder reports - Class S	130
Transfer agent fees - Class A	565
Transfer agent fees - Class B	44
Transfer agent fees - Class C	13
Transfer agent fees - Class J	339
Transfer agent fees - Class S	51
Custodian fees	3
Directors' expenses	39
Professional fees	19
Treasury Temporary Guarantee Program expense	591
Other expenses	33

Total Gross Expenses	11,351
Less: Reimbursement from Manager - Class B	125
Less: Reimbursement from Manager - Class C	18
Less: Reimbursement from Manager - Class J	92
Less: Reimbursement from Manager - R-1	8
Less: Reimbursement from Manager - R-2	11
Less: Reimbursement from Manager - R-3	11
Less: Reimbursement from Underwriter - Class B	44
Less: Reimbursement from Underwriter - Class C	88
Less: Reimbursement from Underwriter - Class S	825
Less: Reimbursement from Underwriter - R-1	4
Less: Reimbursement from Underwriter - R-2	6
Less: Reimbursement from Underwriter - R-3	19
Less: Reimbursement from Underwriter - R-4	3

Total Net Expenses	10,097

Net Investment Income (Loss)	11,813

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(54)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,759

See accompanying notes.

4

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 11,813		$ 80,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements

		Net Increase (Decrease) in Net Assets Resulting from Operations							11,759		76,958

Dividends and Distributions to Shareholders
From net investment income								(11,813)			(80,699)

					Total Dividends and Distributions			(11,813)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions									38,459		270,331

					Total increase (decrease) in net assets				38,405		266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,846,995		$ 2,808,590

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 413,597 $ 54,747	$ 42,988		$ 163,792 $	289,902 $ 261,583	$ 14,253		$ 18,942 $	48,088	$ 47,218	$ 102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	$ (796) $ 11,931	$ 5,271	$ 49,311		$ (7,543) $	(41,612) $	(24) $ (5,282) $		5,876	$ 5,399	$ 15,928

Shares:
Sold	413,597	54,747	42,988	163,792	289,902	261,583	14,253	18,942	48,088	47,218	102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	(796)	11,931	5,271	49,311	(7,543)	(41,612)	(24)	(5,282)	5,876	5,399	15,928

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383 $ 101,427 $ 57,949		$ 338,953		$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $ 54,158	$ 31,783		$ 169,890 $	953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Period Ended April 30, 2009
From net investment
income	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)

Year Ended October 31, 2008
From net investment
income	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Funds, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 70 other funds. Money Market Fund offers eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class J and Class S shares. Certain detailed information for the other classes of shares is provided separately.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of Money Market Fund on September 19, 2008.

The Program remains in effect until September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by Money Market Fund to participate in the program through April 30, 2009. The cost for participating in the Program incurred during the period ended April 30, 2009 is included on the statement of operations.

On March 31, 2009, the United States Treasury Department announced an extension of the Program to September 18, 2009. Money Market Fund has applied to participate in the extension.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective November 1, 2008, the Fund adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of April 30, 2009, 100% of the Fund’s investments were valued based on Level 2 inputs.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2009, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Fund recognizes uncertain tax positions consistent with FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of April 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. The Fund did not borrow against the line of credit during the period ended April 30, 2009.

4. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion

.40%	.39%	.38%	.37%	.36%	.35%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. As of April 30, 2009, the annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S, and Institutional shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4	Next $5	Next $10	Over $20
$500	$500	billion	billion	billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class C shares is 1.79% and will expire on February 28, 2010. In addition, the Manger has voluntarily agreed to limit the Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution Fees. The Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00%, .25%, .35%, .35%, .30%, .25% and .10% for Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 Classes of shares, respectively.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2009, were $12,000, $281,000, $18,000, and $195,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned 14,530,000 and 33,423,000 shares of Class A and Institutional class shares, respectively.

Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.

5. Capital Share Transactions

For the period ended April 30, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars

Money Market Fund	4,420	$ 4,420

6. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the six month period ended April 30, 2009 and annual period ended October 31, 2008, were $11,813,000 and $80,699,000 respectively.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2008 the Fund has a capital loss carryforward of $3,741,000 expiring in 2016.

Schedule of Investments
Money Market Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (86.19%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (2.46%)			Consumer Products - Miscellaneous (0.19%)
Coca-Cola Co			Kimberly Clark Corp
0.35%, 5/21/2009	$ 13,000 $	12,997	0.50%, 7/14/2009	$ 5,500 $	5,494
0.52%, 6/ 2/2009	11,900	11,895
0.50%, 6/ 8/2009	13,000	12,993	Cosmetics & Toiletries (0.42%)
0.50%, 7/ 6/2009	10,000	9,991	Procter & Gamble
			0.44%, 6/25/2009	12,000	11,992
0.57%, 7/ 8/2009	11,000	10,988
0.45%, 7/28/2009	11,280	11,268

			Diversified Banking Institutions (6.49%)
		70,132	Bank of America Corp

Chemicals - Diversified (2.48%)			0.50%, 5/26/2009	4,185	4,184
BASF AG			0.50%, 5/29/2009	6,000	5,998
0.50%, 6/23/2009	3,450	3,448	0.50%, 6/ 1/2009	6,860	6,857
0.68%, 6/23/2009	4,890	4,885	0.50%, 6/ 5/2009	11,000	10,995
0.75%, 6/23/2009	12,500	12,486	0.43%, 6/17/2009	6,525	6,521
0.70%, 7/13/2009	6,730	6,720	0.58%, 7/ 2/2009	13,200	13,187
0.96%, 8/ 5/2009	11,900	11,870	JP Morgan Chase & Co
1.05%, 8/10/2009	10,430	10,399	0.55%, 5/20/2009	10,300	10,297
1.10%, 8/10/2009	4,420	4,406	0.55%, 5/28/2009	10,000	9,996
0.55%, 8/27/2009	1,270	1,268	0.55%, 6/ 8/2009	13,000	12,993
0.65%, 10/ 9/2009	2,800	2,792	0.60%, 6/ 8/2009	12,000	11,992
BASF SE			0.50%, 6/18/2009	13,000	12,991
0.83%, 9/25/2009 (a)	12,500	12,458	0.50%, 7/22/2009	12,010	11,996

		70,732	Societe Generale North America Inc

			0.77%, 5/ 6/2009	12,900	12,899
Commercial Banks (8.24%)
			0.70%, 5/12/2009	13,800	13,797
Australia & New Zealand Banking Co
0.55%, 8/10/2009	13,700	13,679	0.78%, 5/15/2009	9,000	8,997
0.80%, 9/25/2009	13,000	12,957	0.75%, 6/16/2009	12,800	12,788
DnB NOR Bank ASA			0.70%, 6/30/2009	12,000	11,986
0.88%, 5/11/2009	13,235	13,232	0.68%, 7/20/2009	6,365	6,355

0.74%, 5/26/2009	11,800	11,794			184,829

0.76%, 5/27/2009	11,200	11,194	Diversified Financial Services (5.82%)
0.79%, 5/29/2009	12,900	12,892	General Electric Capital
0.89%, 6/10/2009	12,000	11,988	0.64%, 8/18/2009	10,000	9,981
0.82%, 6/17/2009	11,000	10,988	0.50%, 8/20/2009	4,200	4,193
National Australia Funding			General Electric Capital Corp
0.69%, 5/20/2009	13,000	12,995	2.05%, 5/13/2009	12,000	11,992
0.61%, 6/11/2009	12,300	12,291	0.40%, 6/22/2009	5,130	5,127
0.99%, 10/ 9/2009	11,000	10,951	0.60%, 7/ 1/2009	12,000	11,988
0.98%, 10/13/2009 (a)	15,000	14,933	0.52%, 7/15/2009	13,800	13,785
0.92%, 10/23/2009	11,200	11,150	Nordea North America Inc
Westpac Banking Corp			0.39%, 5/14/2009	10,000	9,999
0.66%, 5/28/2009	4,740	4,738	0.59%, 5/27/2009	13,000	12,994
0.66%, 6/19/2009	13,000	12,988	1.04%, 6/ 3/2009	13,000	12,988
0.80%, 8/ 3/2009	12,900	12,873	1.05%, 6/ 5/2009	10,800	10,789
0.63%, 8/ 6/2009	12,000	11,980	0.78%, 7/14/2009	15,000	14,976
0.62%, 8/11/2009	9,000	8,984	Rabobank USA Financial Corp
0.62%, 8/17/2009	12,000	11,978	0.55%, 5/ 7/2009	11,000	10,999
0.73%, 9/16/2009	10,000	9,972	0.55%, 6/18/2009	11,000	10,992

		234,557	0.70%, 6/26/2009	10,000	9,989

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)			Finance - Auto Loans (continued)
Rabobank USA Financial Corp (continued)			Toyota Motor Credit (continued)
0.75%, 7/16/2009	$ 15,000 $	14,976	0.30%, 7/13/2009	$ 8,700 $	8,695

		165,768	0.40%, 7/24/2009	11,000	10,990

					154,917

Diversified Manufacturing Operations (2.05%)
General Electric Co			Finance - Credit Card (1.01%)
0.37%, 6/25/2009	3,830	3,828	American Express Credit
0.37%, 6/26/2009	6,590	6,586	0.52%, 5/25/2009	2,570	2,569
Illinois Tool Works Inc			0.60%, 5/28/2009	1,140	1,140
0.47%, 5/ 5/2009	12,800	12,799	0.62%, 6/ 4/2009	10,000	9,994
0.35%, 5/ 7/2009	10,090	10,089	0.60%, 6/ 5/2009	15,000	14,991

0.45%, 6/ 1/2009	2,075	2,074			28,694

0.52%, 6/ 1/2009	10,000	9,996
			Finance - Investment Banker & Broker (3.68%)
0.55%, 6/ 3/2009	13,000	12,994

			BNP Paribas Finance Inc
		58,366	0.89%, 6/24/2009	13,000	12,983

Electric - Integrated (4.18%)			0.71%, 7/ 9/2009	11,800	11,784
E. ON AG			0.96%, 8/ 4/2009	9,000	8,977
1.00%, 5/22/2009	13,100	13,092	0.92%, 8/10/2009	13,000	12,967
1.05%, 6/11/2009	13,000	12,985	Citigroup Funding
1.05%, 6/30/2009	13,000	12,977	0.60%, 5/12/2009	10,000	9,998
1.05%, 7/ 7/2009	11,900	11,877	ING U.S. Funding
1.05%, 7/15/2009	10,000	9,978	1.51%, 5/ 6/2009	15,000	14,997
1.05%, 7/20/2009	12,000	11,972	0.90%, 5/ 8/2009	5,775	5,774
GDF Suez			0.93%, 5/15/2009	11,000	10,996
0.54%, 5/ 1/2009	11,800	11,800	0.71%, 7/13/2009	3,190	3,185
1.00%, 5/11/2009	13,000	12,996	0.80%, 8/31/2009	11,000	10,970
0.32%, 6/10/2009	11,000	10,996	ING US Funding LLC
0.33%, 6/15/2009	10,400	10,396	0.86%, 6/29/2009	2,000	1,997

		119,069			104,628

Electric Products - Miscellaneous (0.53%)			Finance - Mortgage Loan/Banker (5.88%)
Emerson Electric Co			Fannie Mae Discount Notes
0.33%, 5/21/2009	15,000	14,997	1.45%, 5/ 5/2009	13,000	12,998
			0.47%, 6/23/2009	13,000	12,991
Finance - Auto Loans (5.44%)			0.59%, 9/21/2009	10,800	10,775
American Honda Finance Corp			0.75%, 11/ 2/2009	12,000	11,954
0.70%, 5/ 6/2009	10,800	10,799	0.66%, 11/ 9/2009	13,900	13,851
0.73%, 5/13/2009	10,200	10,197	Federal Home Loan Bank Discount Notes
0.45%, 5/19/2009	12,000	11,997	1.40%, 5/ 1/2009	10,000	10,000
0.65%, 5/20/2009	15,000	14,995	0.40%, 6/ 4/2009	11,300	11,296
0.60%, 6/10/2009	5,000	4,997	0.61%, 9/ 9/2009	10,000	9,978
0.75%, 7/ 6/2009	13,000	12,982	0.60%, 9/18/2009	5,000	4,988
0.82%, 7/10/2009	7,000	6,989	Freddie Mac Discount Notes
Paccar Financial			0.52%, 7/ 6/2009	4,110	4,106
0.42%, 5/ 4/2009	10,710	10,710	0.47%, 7/20/2009	13,000	12,986
0.50%, 5/ 7/2009	1,985	1,985	0.53%, 7/27/2009	7,000	6,991
0.58%, 5/18/2009	9,400	9,397	0.61%, 9/10/2009	10,900	10,876
0.35%, 7/23/2009	10,700	10,691	0.70%, 9/14/2009	5,200	5,186
Toyota Motor Credit			0.59%, 9/15/2009	3,500	3,492
0.50%, 5/ 1/2009	10,000	10,000	0.63%, 10/13/2009	11,000	10,968
0.50%, 5/14/2009	12,000	11,998
0.60%, 6/11/2009	7,500	7,495

See accompanying notes

11

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Publicly Traded Investment Fund (2.57%)
Freddie Mac Discount Notes (continued)			Columbia Funds Series Trust - Columbia
0.52%, 12/ 7/2009	$ 13,929 $	13,885	Money Market Reserves

		167,321	0.50%, 12/31/2009	$ 28,690 $	28,690

			JP Morgan Prime Money Market Fund
Finance - Other Services (3.72%)			0.66%, 12/31/2009	26,390	26,390
Park Avenue Receivables Company			Merrill Lynch Funds for Instutitions Series -
0.50%, 5/ 7/2009	12,800	12,799	Government Fund
0.55%, 5/15/2009	13,000	12,997	0.27%, 12/31/2009	18,080	18,080

0.45%, 7/ 1/2009	11,810	11,801			73,160

Private Export Funding
			Retail - Discount (0.85%)
0.42%, 5/22/2009	13,000	12,997
			Wal-Mart Stores
0.52%, 7/ 7/2009	13,000	12,987
			0.55%, 6/15/2009	15,000	14,990
0.52%, 7/ 9/2009	10,700	10,689	0.55%, 6/16/2009	9,070	9,063

0.52%, 7/17/2009	8,700	8,690
					24,053

0.45%, 7/30/2009	12,000	11,987
0.42%, 8/ 7/2009	11,000	10,988	Special Purpose Entity (20.32%)

		105,935	CAFCO LLC

			0.55%, 5/ 8/2009	2,620	2,620
Machinery - Farm (1.66%)			0.80%, 5/12/2009	13,900	13,897
Deere & Co			0.65%, 5/27/2009	2,960	2,959
0.50%, 5/ 4/2009	13,200	13,200	0.85%, 6/12/2009	12,900	12,887
0.50%, 5/21/2009	10,500	10,497	0.72%, 6/18/2009	12,000	11,988
0.50%, 5/22/2009	10,000	9,997	0.90%, 6/22/2009	11,200	11,185
0.53%, 5/29/2009	12,000	11,995	0.68%, 7/16/2009	12,780	12,762
0.37%, 6/25/2009	1,500	1,499	Calyon North America Inc

		47,188	0.81%, 6/18/2009	2,730	2,727

Medical - Drugs (1.83%)			0.79%, 6/24/2009	12,000	11,986
Pfizer Inc			0.88%, 7/ 1/2009	3,940	3,934
0.50%, 5/18/2009	15,000	14,996	0.72%, 7/14/2009	7,500	7,489
Pfizer Investment Capital			0.77%, 7/14/2009	1,915	1,912
0.36%, 6/ 9/2009	12,000	11,995	0.70%, 8/ 3/2009	13,000	12,976
0.35%, 6/12/2009	13,200	13,195	CBA Delaware Finance
0.36%, 6/16/2009	12,000	11,995	0.79%, 6/ 2/2009	11,500	11,492

		52,181	0.75%, 6/ 4/2009	13,200	13,191

Oil Company - Integrated (4.41%)			0.75%, 6/ 9/2009	12,900	12,889
BP Capital Markets PLC			0.64%, 6/29/2009	9,300	9,290
0.49%, 7/16/2009	15,000	14,984	Charta Corp
0.52%, 7/17/2009 (a)	13,300	13,285	0.95%, 6/17/2009 (a)	15,000	14,981
0.52%, 7/23/2009	12,045	12,031	0.60%, 6/19/2009	9,800	9,792
0.59%, 9/ 8/2009	5,950	5,937	0.70%, 6/19/2009	14,000	13,987
Chevron Corp			0.60%, 6/24/2009	13,000	12,988
0.54%, 5/26/2009	10,000	9,996	CRC Funding LLC
0.42%, 6/ 1/2009	12,000	11,996	0.80%, 5/13/2009	15,000	14,996
0.53%, 6/10/2009	12,000	11,993	0.75%, 5/27/2009	10,700	10,694
Shell International Finance BV			0.85%, 6/25/2009 (a)	15,000	14,980
1.75%, 5/ 4/2009	10,900	10,898	0.80%, 7/ 9/2009	10,000	9,985
0.30%, 5/ 5/2009	11,300	11,300	0.85%, 7/28/2009	15,000	14,969
1.70%, 5/11/2009	13,000	12,994	Danske Corp
Total Capital SA			0.69%, 5/ 8/2009	10,000	9,999
0.37%, 6/12/2009	10,000	9,996	0.91%, 5/14/2009	8,000	7,997

		125,410	0.98%, 5/19/2009	10,000	9,995

			0.94%, 5/28/2009	13,000	12,991

See accompanying notes

12

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			CERTIFICATE OF DEPOSIT (continued)
Special Purpose Entity (continued)			Commercial Banks (continued)
Danske Corp (continued)			US Bank NA (continued)
1.03%, 6/15/2009	$ 6,500 $	6,492	0.90%, 8/24/2009	$ 11,800 $	11,800
Gemini Securitization Corp			US Bank NA/Minneapolis MN
0.60%, 7/ 2/2009	15,000	14,984	0.70%, 6/22/2009	15,000	15,000

0.60%, 7/ 8/2009	12,000	11,986			69,660

0.55%, 7/14/2009	10,000	9,989
			Diversified Banking Institutions (0.46%)
0.55%, 7/24/2009	13,870	13,852	Bank of America Corp
0.52%, 7/29/2009	10,400	10,387	0.77%, 8/12/2009	13,000	13,000
Ranger Funding Co LLC
0.70%, 6/ 1/2009	10,200	10,194	Regional Banks (1.05%)
0.72%, 6/ 2/2009	10,000	9,994	Bank of America NA
0.48%, 7/10/2009	11,000	10,990	0.65%, 7/13/2009	10,000	10,000
0.73%, 7/10/2009	13,000	12,981	0.73%, 8/25/2009	10,000	10,000
0.48%, 7/24/2009	12,700	12,686	2.35%, 8/28/2009	10,000	10,000

0.50%, 8/ 7/2009	3,660	3,655			30,000

0.53%, 8/13/2009	12,000	11,982	TOTAL CERTIFICATE OF DEPOSIT	$ 112,660

Sheffield Receivables
0.50%, 5/ 4/2009	10,000	10,000	BONDS (5.95%)
0.63%, 6/ 3/2009	12,900	12,893	Asset Backed Securities (0.10%)
0.62%, 6/ 4/2009	10,000	9,994	CNH Equipment Trust
			1.74%, 4/15/2010 (b)	2,873	2,873
0.55%, 6/15/2009	15,000	14,990
0.55%, 7/ 1/2009	13,500	13,487
			Automobile Sequential (0.27%)
Unilever Capital
			Nissan Auto Receivables Owner Trust
0.33%, 5/19/2009	11,000	10,998
			1.76%, 4/15/2010	7,363	7,363
Yorktown Capital
			World Omni Auto Receivables Trust
0.65%, 5/18/2009	11,500	11,496
			3.00%, 5/15/2009	336	336

0.70%, 6/19/2009	12,000	11,988
					7,699

0.48%, 7/ 8/2009	7,895	7,888
0.48%, 7/21/2009	14,000	13,985	Commercial Banks (1.23%)
0.50%, 8/ 3/2009	6,000	5,992	ING Bank NV

			2.01%, 6/ 3/2009 (a)(c)	25,000	25,000
		578,421

			Svenska Handelsbanken AB
Telephone - Integrated (1.96%)			1.40%, 7/ 6/2009 (a)(b)	10,000	10,000

Telstra Corp					35,000

0.70%, 5/26/2009	10,000	9,995
			Diversified Financial Services (0.46%)
0.65%, 6/ 3/2009	4,415	4,412
			IBM International Group Capital LLC
0.75%, 6/ 9/2009	13,526	13,515
			1.47%, 5/26/2009 (a)	13,100	13,100
0.70%, 6/15/2009	3,350	3,348
0.70%, 6/16/2009	10,900	10,890	Life & Health Insurance (0.53%)
0.60%, 6/26/2009	13,660	13,647	Monumental Global Funding III

		55,807	1.51%, 7/16/2009 (a)(c)	15,000	15,000

TOTAL COMMERCIAL PAPER	$ 2,453,651		Medical - Hospitals (0.42%)

CERTIFICATE OF DEPOSIT (3.96%)			Portland Clinic LLP/The
Commercial Banks (2.45%)			1.05%, 11/20/2027	11,895	11,895
Citibank N.A.
1.00%, 5/ 8/2009	9,860	9,860	Medical - Outpatient & Home Medical Care (0.21%)
1.05%, 7/ 2/2009	10,000	10,000	Everett Clinic PS
			1.05%, 5/ 1/2022	5,900	5,900
State Street Bank & Trust Co
1.08%, 8/ 6/2009	13,000	13,000
US Bank NA
0.80%, 7/22/2009	10,000	10,000

See accompanying notes

13

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Medical Laboratory & Testing Service (0.29%)			Colorado (continued)
Roche Holdings Inc			Sheridan Redevelopment Agency Citibank NA
2.25%, 5/25/2009 (a)(b)	$ 8,300 $	8,300	2.50%, 12/ 1/2029	$ 5,000 $	5,000

					7,825

Money Center Banks (1.26%)
			Georgia (0.07%)
Bank of New York Mellon/The
1.30%, 5/ 1/2009 (c)	36,000	36,000	Savannah College of Art & Design Inc Bank of
			America NA
			0.85%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.18%)
Corporate Finance Managers Inc
			Illinois (0.62%)
0.75%, 2/ 2/2043	13,700	13,700
			Memorial Health System/IL JP Morgan Chase
NGSP Inc			Bank
0.85%, 6/ 1/2046	20,000	20,000	1.00%, 10/ 1/2024	17,780	17,780

		33,700

			Indiana (0.09%)
TOTAL BONDS	$ 169,467

			Ball State University/IN
TAX-EXEMPT BONDS (4.06%)			0.95%, 9/ 1/2031	2,550	2,550
Arizona (0.38%)
Glendale Industrial Development Authority			Iowa (0.09%)
Bank of New York			Iowa Finance Authority
0.75%, 7/ 1/2035	7,285	7,285	1.00%, 3/ 1/2018	2,565	2,565
Tucson Airport Authority Inc/AZ Bank of
America NA			New York (0.19%)
0.85%, 12/ 1/2018	3,635	3,635	New York City Housing Development Corp

		10,920	Landesbank Hessen-Thueringen

			1.17%, 6/ 1/2039	5,500	5,500
California (1.71%)

Abag Finance Authority for Nonprofit Corps			North Carolina (0.18%)
1.60%, 11/ 1/2031	2,000	2,000
			North Carolina Capital Facilities Finance
California Statewide Communities			Agency
Development Authority			0.85%, 9/ 1/2018	5,115	5,115
1.15%, 8/15/2034	800	800
City of Fairfield CA Landesbank			Oklahoma (0.20%)
Hessen-Thueringen			University Hospital Bank of America NA
2.00%, 6/ 1/2034	2,000	2,000
			0.85%, 8/15/2021	5,790	5,790
2.00%, 6/ 1/2034	2,700	2,700
City of Santa Rosa CA Landesbank			Oregon (0.05%)
Hessen-Thueringen			Lake Oswego Redevelopment Agency Wells
1.60%, 9/ 1/2024	4,665	4,665	Fargo Bank NA
Kern Water Bank Authority Wells Fargo Bank			1.00%, 6/ 1/2020	1,285	1,285
NA
1.00%, 7/ 1/2028	2,600	2,600	Washington (0.20%)
Los Angeles Community College District/CA			Washington State Housing Finance
3.05%, 8/ 1/2009	1,800	1,800	Commission/WA
San Jose Redevelopment Agency/CA JP			1.15%, 9/ 1/2028	1,095	1,095
Morgan Chase Bank			1.05%, 12/ 1/2028	510	510
0.67%, 8/ 1/2028	32,150	32,150

			1.15%, 9/15/2037	2,730	2,730
		48,715

			1.15%, 12/15/2037	1,265	1,265

Colorado (0.28%)					5,600

Colorado Housing & Finance Authority/CO
Wells Fargo Bank NA			TOTAL TAX-EXEMPT BONDS	$ 115,645

1.00%, 4/ 1/2029	325	325	Total Investments	$ 2,851,423
County of Kit Carson CO Wells Fargo Bank NA			Liabilities in Excess of Other Assets, Net - (0.16)%		(4,428)

1.00%, 6/ 1/2027	2,100	2,100
			TOTAL NET ASSETS - 100.00%	$ 2,846,995

County of Montrose CO Wells Fargo Bank NA

1.00%, 6/ 1/2010	400	400

See accompanying notes

14

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,037 or 4.99% of net assets.

(b)	Variable Rate. Rate shown is in effect at April 30, 2009.

(c)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent

Financial	63.34%
Government	5.88%
Consumer, Non-cyclical	5.83%
Energy	4.41%
Industrial	4.23%
Utilities	4.18%
Revenue	3.48%
Exchange Traded Funds	2.57%
Basic Materials	2.48%
Communications	1.96%
Consumer, Cyclical	0.85%
Asset Backed Securities	0.37%
Insured	0.30%
Tax Allocation	0.22%
General Obligation	0.06%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

See accompanying notes

15

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.04	0.04	0.02	–

Total From Investment Operations	–	0.03	0.04	0.04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Total Dividends and Distributions	–	(0.03)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	0.33%(d)	2.67%	4.46%	3.82%	1.79%	0.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 405,050	$ 355,746	$ 186,246	$ 157,486	$ 143,460	$ 132,551
Ratio of Expenses to Average Net Assets	0.86%(e)	0.87%	0.98%	1.11%	1.15%	1.17%
Ratio of Gross Expenses to Average Net Assets(f)	0.90%(e)	–	–	1.11%	1.15%	1.43%
Ratio of Net Investment Income to Average Net Assets	0.64%(e)	2.51%	4.37%	3.76%	1.78%	0.09%

	2009(a)	2008(g)

MONEY MARKET FUND

Class S shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.01

Total From Investment Operations	–	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)

Total Dividends and Distributions	–	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00

Total Return	0.40%(d)	0.98%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 944,124	$ 951,684
Ratio of Expenses to Average Net Assets	0.70%(e)	0.87%(e)
Ratio of Gross Expenses to Average Net Assets(f)	0.87%(e)	–
Ratio of Net Investment Income to Average Net Assets	0.83%(e)	1.92%(e)

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or Underwriter.

(g)	Period from May 1, 2008, date shares first offered, through October 31, 2008.

See accompanying notes.

16

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	110	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	110	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	110	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	110	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	110	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	110	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	110	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	110	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	110	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	110	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008, Senior Vice	110	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	110	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV 314-6 | 06/2009 | #4855062011 ©2009 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2009

Letter from the President 1 Shareholder Expense Example 2 Financial Statements 4 Notes to Financial Statements 23 Schedules of Investments 29 Financial Highlights 51 Supplemental Information 62

Despite recent tough times, opportunities lie ahead. We can help you take advantage of them.

Nora Everett President, Principal Funds

Dear Shareholder,

The road has been rough over the past 21 months. Lower home values, tighter household budgets, reduced job security, and ongoing market turmoil have taken a heavy toll on consumers. As we navigate the complexity of these tough economic conditions, you may be a little uneasy. You may feel you’ve lost a lot of ground financially, and worry that you won’t be able to gain it back.

But history shows that the American economy and markets are resilient. While historical results do not guarantee what will happen in the future, in the past the economy and markets have recovered following prolonged downturns. In fact, the worst 12-month U.S. stock market declines historically have been followed by periods of even greater recovery. It’s important to note that many of these major upside moves have happened quickly, at times in the span of just a few days. To avoid missing these key “up” days —whenever they may occur — we encourage you to keep your long-term savings invested in the markets. We also encourage you to diversify your investment portfolio across a range of asset classes, at a level of risk that is “right” for you.*

A company you can count on

In these uncertain times, you likely have questions — about the markets, and about your own finances. We’re here to help, and we will be here for you over the long haul. For nearly 130 years, The Principal® has been helping people map out their financial futures in all kinds of markets. Our fundamentals remain strong during the current difficult conditions, and so does our commitment to helping you accumulate the resources to make your dreams for the future become a reality.

Here at Principal Funds, our mission is to provide investments that can help you build the financial future you have envisioned —over time, through a variety of market environments. Our wide range of mutual funds, covering all core asset classes and many investment styles, provides choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk or target-date asset allocation funds, which are already broadly diversified. If you have been on the sidelines and are now ready to start investing again, we have tried to make taking that step easier and more cost-effective for you by lowering the up-front sales charges on the Class A shares of many of our fixed-income funds.

We encourage you to consult with your financial professional and take action today to plan for a more financially secure tomorrow for you and your family. We believe the key to success is to start — and stick to — an investment plan that matches your financial goals and tolerance for risk. We are here to help as you prepare for the opportunities that lie ahead.

On behalf of everyone at Principal Funds, I thank you for your continued support.

* Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

1

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1,	Account Value	Account Value	November 1,
	November 1,	Account Value	2008 to April	November 1,	April 30,	2008 to April	Annualized
	2008	April 30, 2009	30, 2009(a)	2008	2009	30, 2009(a)	Expense Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$966.68	$2.44	$1,000.00	$1,022.32	$2.51	0.50%
Class C	1,000.00	962.42	6.08	1,000.00	1,018.60	6.26	1.25
Principal LifeTime 2020 Fund
Class A	1,000.00	961.35	2.43	1,000.00	1,022.32	2.51	0.50
Class B	1,000.00	957.30	6.07	1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	957.89	6.07	1,000.00	1,018.60	6.26	1.25
Principal LifeTime 2030 Fund
Class A	1,000.00	955.34	2.42	1,000.00	1,022.32	2.51	0.50
Class B	1,000.00	951.02	6.05	1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	951.39	6.05	1,000.00	1,018.60	6.26	1.25
Principal LifeTime 2040 Fund
Class A	1,000.00	949.66	2.42	1,000.00	1,022.32	2.51	0.50
Class B	1,000.00	945.82	6.03	1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	945.48	6.03	1,000.00	1,018.60	6.26	1.25
Principal LifeTime 2050 Fund
Class A	1,000.00	947.35	2.41	1,000.00	1,022.32	2.51	0.50
Class B	1,000.00	943.24	6.02	1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	942.92	6.02	1,000.00	1,018.60	6.26	1.25
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	981.41	2.46	1,000.00	1,022.32	2.51	0.50
Class B	1,000.00	978.71	6.13	1,000.00	1,018.60	6.26	1.25
Class C	1,000.00	977.53	6.13	1,000.00	1,018.60	6.26	1.25

2

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1,	Account Value	Account Value	November 1,
	November 1,	Account Value	2008 to April	November 1,	April 30,	2008 to April	Annualized
	2008	April 30, 2009	30, 2009(a)	2008	2009	30, 2009(a)	Expense Ratio

SAM Balanced Portfolio
Class A	$1,000.00	$ 980.33	$3.73	$1,000.00	$1,021.03	$3.81	0.76%
Class B	1,000.00	976.32	7.55	1,000.00	1,017.16	7.70	1.54
Class C	1,000.00	976.56	7.30	1,000.00	1,017.41	7.45	1.49
SAM Conservative Balanced Portfolio
Class A	1,000.00	1,009.72	3.74	1,000.00	1,021.08	3.76	0.75
Class B	1,000.00	1,006.97	7.61	1,000.00	1,017.21	7.65	1.53
Class C	1,000.00	1,006.24	7.36	1,000.00	1,017.46	7.40	1.48
SAM Conservative Growth Portfolio
Class A	1,000.00	953.28	3.83	1,000.00	1,020.88	3.96	0.79
Class B	1,000.00	948.79	7.54	1,000.00	1,017.06	7.80	1.56
Class C	1,000.00	949.68	7.40	1,000.00	1,017.21	7.65	1.53
SAM Flexible Income Portfolio
Class A	1,000.00	1,028.74	3.67	1,000.00	1,021.17	3.66	0.73
Class B	1,000.00	1,025.66	7.63	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,025.39	7.38	1,000.00	1,017.50	7.35	1.47
SAM Strategic Growth Portfolio
Class A	1,000.00	935.21	4.08	1,000.00	1,020.58	4.26	0.85
Class B	1,000.00	932.41	7.81	1,000.00	1,016.71	8.15	1.63
Class C	1,000.00	932.52	7.62	1,000.00	1,016.91	7.95	1.59

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund	2020 Fund	2030 Fund

Investment in affiliated securities--at cost	$ 1,962,670	$ 4,673,791	$ 4,132,103

Assets
Investment in affiliated securities--at value	$ 1,362,440	$ 3,187,524	$ 2,789,421
Receivables:
Dividends and interest	1,801	2,727	1,389
Expense reimbursement from Manager	7	11	12
Expense reimbursement from Underwriter	6	15	13
Fund shares sold	334	1,563	1,421
Prepaid directors' expenses	1	13	11

Total Assets	1,364,589	3,191,853	2,792,267
Liabilities
Accrued management and investment advisory fees	133	308	269
Accrued administrative service fees	36	78	68
Accrued distribution fees	99	228	195
Accrued service fees	43	94	82
Accrued transfer agent fees	19	65	86
Accrued other expenses	17	18	29
Payables:
Fund shares redeemed	1,689	2,002	1,252

Total Liabilities	2,036	2,793	1,981

Net Assets Applicable to Outstanding Shares	$ 1,362,553	$ 3,189,060	$ 2,790,286

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,009,120	$ 4,701,535	$ 4,144,375
Accumulated undistributed (overdistributed) net investment income (operating loss)	9,131	15,596	8,175
Accumulated undistributed (overdistributed) net realized gain (loss)	(55,468)	(41,804)	(19,582)
Net unrealized appreciation (depreciation) of investments	(600,230)	(1,486,267)	(1,342,682)

Total Net Assets	$ 1,362,553	$ 3,189,060	$ 2,790,286

Capital Stock (par value: $.01 a share):
Shares authorized	585,000	760,000	860,000
Net Asset Value Per Share:
Class A: Net Assets	$ 24,230	$ 51,449	$ 35,421
Shares Issued and Outstanding	2,911	6,138	4,370
Net Asset Value per share	$ 8.32	$ 8.38	$ 8.11
Maximum Offering Price	$ 8.80(a)	$ 8.87(a)	$ 8.58(a)

Class B: Net Assets	N/A	$ 6,900	$ 5,932
Shares Issued and Outstanding		820	727
Net Asset Value per share		$ 8.41(b)	$ 8.16(b)

Class C: Net Assets	$ 3,752	$ 4,783	$ 5,558
Shares Issued and Outstanding	450	571	684
Net Asset Value per share	$ 8.33(b)	$ 8.38(b)	$ 8.12(b)

Class J: Net Assets	$ 161,520	$ 378,622	$ 324,456
Shares Issued and Outstanding	19,565	45,587	40,215
Net Asset Value per share	$ 8.26(b)	$ 8.31(b)	$ 8.07(b)

Institutional: Net Assets	$ 857,563	$ 2,062,870	$ 1,815,544
Shares Issued and Outstanding	103,585	247,652	224,884
Net Asset Value per share	$ 8.28	$ 8.33	$ 8.07

R-1: Net Assets	$ 18,298	$ 39,116	$ 31,248
Shares Issued and Outstanding	2,222	4,713	3,885
Net Asset Value per share	$ 8.24	$ 8.30	$ 8.04

R-2: Net Assets	$ 35,085	$ 78,338	$ 69,955
Shares Issued and Outstanding	4,273	9,477	8,705
Net Asset Value per share	$ 8.21	$ 8.27	$ 8.04

R-3: Net Assets	$ 75,245	$ 169,250	$ 149,152
Shares Issued and Outstanding	9,157	20,437	18,506
Net Asset Value per share	$ 8.22	$ 8.28	$ 8.06

R-4: Net Assets	$ 54,675	$ 123,993	$ 112,190
Shares Issued and Outstanding	6,641	14,956	13,605
Net Asset Value per share	$ 8.23	$ 8.29	$ 8.25

R-5: Net Assets	$ 132,185	$ 273,739	$ 240,830
Shares Issued and Outstanding	16,027	32,958	29,830
Net Asset Value per share	$ 8.25	$ 8.31	$ 8.07

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands, except per share amounts	2040 Fund	2050 Fund	Fund

Investment in affiliated securities--at cost	$ 2,288,419	$ 932,202	$ 618,998

Assets
Investment in affiliated securities--at value	$ 1,546,176	$ 628,532	$ 467,940
Receivables:
Dividends and interest	382	61	1,002
Expense reimbursement from Manager	11	10	7
Expense reimbursement from Underwriter	6	1	2
Fund shares sold	1,242	396	132
Prepaid directors' expenses	8	3	2

Total Assets	1,547,825	629,003	469,085
Liabilities
Accrued management and investment advisory fees	148	60	47
Accrued administrative service fees	36	13	12
Accrued distribution fees	96	28	37
Accrued service fees	42	15	15
Accrued transfer agent fees	73	27	7
Accrued other expenses	28	9	7
Payables:
Fund shares redeemed	827	695	596

Total Liabilities	1,250	847	721

Net Assets Applicable to Outstanding Shares	$ 1,546,575	$ 628,156	$ 468,364

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,289,070	$ 934,021	$ 635,383
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,135	425	3,876
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,387)	(2,620)	(19,837)
Net unrealized appreciation (depreciation) of investments	(742,243)	(303,670)	(151,058)

Total Net Assets	$ 1,546,575	$ 628,156	$ 468,364

Capital Stock (par value: $.01 a share):
Shares authorized	575,000	500,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 21,330	$ 13,292	$ 15,988
Shares Issued and Outstanding	2,660	1,716	1,846
Net Asset Value per share	$ 8.02	$ 7.75	$ 8.66
Maximum Offering Price	$ 8.49(a)	$ 8.20(a)	$ 9.00(b)

Class B: Net Assets	$ 4,602	$ 1,461	$ 651
Shares Issued and Outstanding	576	189	75
Net Asset Value per share	$ 7.99(c)	$ 7.71(c)	$ 8.61(c)

Class C: Net Assets	$ 2,452	$ 1,318	$ 2,758
Shares Issued and Outstanding	305	170	319
Net Asset Value per share	$ 8.03(c)	$ 7.74(c)	$ 8.63(c)

Class J: Net Assets	$ 147,569	$ 28,970	$ 50,308
Shares Issued and Outstanding	18,290	3,822	5,868
Net Asset Value per share	$ 8.07(c)	$ 7.58(c)	$ 8.57(c)

Institutional: Net Assets	$ 1,056,801	$ 472,961	$ 298,722
Shares Issued and Outstanding	130,484	61,404	34,710
Net Asset Value per share	$ 8.10	$ 7.70	$ 8.61

R-1: Net Assets	$ 18,753	$ 6,918	$ 6,240
Shares Issued and Outstanding	2,327	902	726
Net Asset Value per share	$ 8.06	$ 7.67	$ 8.60

R-2: Net Assets	$ 35,213	$ 14,937	$ 18,240
Shares Issued and Outstanding	4,374	1,950	2,129
Net Asset Value per share	$ 8.05	$ 7.66	$ 8.57

R-3: Net Assets	$ 80,411	$ 26,035	$ 24,826
Shares Issued and Outstanding	9,997	3,396	2,905
Net Asset Value per share	$ 8.04	$ 7.67	$ 8.55

R-4: Net Assets	$ 59,015	$ 21,947	$ 19,012
Shares Issued and Outstanding	7,332	2,857	2,221
Net Asset Value per share	$ 8.05	$ 7.68	$ 8.56

R-5: Net Assets	$ 120,429	$ 40,317	$ 31,619
Shares Issued and Outstanding	14,901	5,241	3,674
Net Asset Value per share	$ 8.08	$ 7.69	$ 8.60

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 3,316,150	$ 650,573	$ 2,626,943

Assets
Investment in affiliated securities--at value	$ 2,718,973	$ 564,796	$ 2,026,882
Receivables:
Dividends and interest	4,655	1,517	1,635
Expense reimbursement from Manager	7	5	7
Expense reimbursement from Underwriter	4	2	2
Fund shares sold	2,265	1,553	1,652

Total Assets	2,725,904	567,873	2,030,178
Liabilities
Accrued management and investment advisory fees	786	163	584
Accrued administrative service fees	3	1	2
Accrued distribution fees	1,229	263	954
Accrued service fees	3	1	2
Accrued transfer agent fees	806	95	764
Accrued directors' expenses	14	–	15
Accrued other expenses	254	11	210
Payables:
Fund shares redeemed	5,474	1,309	3,096

Total Liabilities	8,569	1,843	5,627

Net Assets Applicable to Outstanding Shares	$ 2,717,335	$ 566,030	$ 2,024,551

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,470,086	$ 665,676	$ 2,730,203
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,386	1,322	6,676
Accumulated undistributed (overdistributed) net realized gain (loss)	(158,960)	(15,191)	(112,267)
Net unrealized appreciation (depreciation) of investments	(597,177)	(85,777)	(600,061)

Total Net Assets	$ 2,717,335	$ 566,030	$ 2,024,551

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	855,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,425,178	$ 239,389	$ 1,010,719
Shares Issued and Outstanding	149,872	28,629	104,670
Net Asset Value per share	$ 9.51	$ 8.36	$ 9.66
Maximum Offering Price	$ 10.06(a)	$ 8.85(a)	$ 10.22(a)

Class B: Net Assets	$ 587,432	$ 94,354	$ 421,090
Shares Issued and Outstanding	61,956	11,307	45,259
Net Asset Value per share	$ 9.48(b)	$ 8.35(b)	$ 9.30(b)

Class C: Net Assets	$ 527,651	$ 147,156	$ 482,656
Shares Issued and Outstanding	56,029	17,724	52,452
Net Asset Value per share	$ 9.42(b)	$ 8.30(b)	$ 9.20(b)

Class J: Net Assets	$ 117,213	$ 53,886	$ 64,205
Shares Issued and Outstanding	12,600	6,498	6,792
Net Asset Value per share	$ 9.30(b)	$ 8.29(b)	$ 9.45(b)

Institutional: Net Assets	$ 37,570	$ 24,118	$ 30,018
Shares Issued and Outstanding	3,993	2,904	3,157
Net Asset Value per share	$ 9.41	$ 8.31	$ 9.51

R-1: Net Assets	$ 1,949	$ 437	$ 1,424
Shares Issued and Outstanding	207	53	151
Net Asset Value per share	$ 9.39	$ 8.30	$ 9.44

R-2: Net Assets	$ 452	$ 794	$ 1,684
Shares Issued and Outstanding	48	96	179
Net Asset Value per share	$ 9.39	$ 8.30	$ 9.43

R-3: Net Assets	$ 5,091	$ 1,715	$ 2,018
Shares Issued and Outstanding	542	207	213
Net Asset Value per share	$ 9.40	$ 8.31	$ 9.47

R-4: Net Assets	$ 4,527	$ 3,065	$ 5,297
Shares Issued and Outstanding	481	369	558
Net Asset Value per share	$ 9.40	$ 8.30	$ 9.49

R-5: Net Assets	$ 10,272	$ 1,116	$ 5,440
Shares Issued and Outstanding	1,093	134	575
Net Asset Value per share	$ 9.40	$ 8.31	$ 9.48

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 760,458	$ 1,693,699

Assets
Investment in affiliated securities--at value	$ 685,074	$ 1,256,924
Receivables:
Dividends and interest	2,294	564
Expense reimbursement from Manager	6	10
Expense reimbursement from Underwriter	1	2
Fund shares sold	815	643
Prepaid directors' expenses	1	–

Total Assets	688,191	1,258,143
Liabilities
Accrued management and investment advisory fees	199	361
Accrued administrative service fees	–	1
Accrued distribution fees	322	588
Accrued service fees	1	1
Accrued transfer agent fees	140	648
Accrued directors' expenses	–	9
Accrued other expenses	20	172
Payables:
Fund shares redeemed	1,352	1,507

Total Liabilities	2,034	3,287

Net Assets Applicable to Outstanding Shares	$ 686,157	$ 1,254,856

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 778,419	$ 1,778,473
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,112	10,858
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,990)	(97,700)
Net unrealized appreciation (depreciation) of investments	(75,384)	(436,775)

Total Net Assets	$ 686,157	$ 1,254,856

Capital Stock (par value: $.01 a share):
Shares authorized	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 354,860	$ 626,445
Shares Issued and Outstanding	38,149	61,210
Net Asset Value per share	$ 9.30	$ 10.23
Maximum Offering Price	$ 9.66(a)	$ 10.83(b)

Class B: Net Assets	$ 147,653	$ 271,296
Shares Issued and Outstanding	15,895	28,237
Net Asset Value per share	$ 9.29(c)	$ 9.61(c)

Class C: Net Assets	$ 151,762	$ 281,252
Shares Issued and Outstanding	16,436	29,199
Net Asset Value per share	$ 9.23(c)	$ 9.63(c)

Class J: Net Assets	$ 20,475	$ 52,340
Shares Issued and Outstanding	2,212	5,222
Net Asset Value per share	$ 9.26(c)	$ 10.02(c)

Institutional: Net Assets	$ 8,065	$ 16,150
Shares Issued and Outstanding	869	1,604
Net Asset Value per share	$ 9.28	$ 10.07

R-1: Net Assets	$ 186	$ 1,628
Shares Issued and Outstanding	20	163
Net Asset Value per share	$ 9.27	$ 10.00

R-2: Net Assets	$ 123	$ 303
Shares Issued and Outstanding	13	30
Net Asset Value per share	$ 9.28	$ 10.03

R-3: Net Assets	$ 1,283	$ 2,234
Shares Issued and Outstanding	138	223
Net Asset Value per share	$ 9.27	$ 10.03

R-4: Net Assets	$ 969	$ 2,030
Shares Issued and Outstanding	105	202
Net Asset Value per share	$ 9.27	$ 10.05

R-5: Net Assets	$ 781	$ 1,178
Shares Issued and Outstanding	84	117
Net Asset Value per share	$ 9.27	$ 10.04

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 31,601	$ 73,817	$ 60,874

Total Income	31,601	73,817	60,874
Expenses:
Management and investment advisory fees	787	1,767	1,513
Distribution fees - Class A	30	59	39
Distribution fees - Class B	N/A	33	28
Distribution fees - Class C	17	25	26
Distribution fees - Class J	362	819	687
Distribution fees - R-1	29	61	48
Distribution fees - R-2	51	109	94
Distribution fees - R-3	90	191	167
Distribution fees - R-4	25	54	49
Administrative service fees - R-1	23	49	38
Administrative service fees - R-2	34	73	63
Administrative service fees - R-3	54	115	100
Administrative service fees - R-4	32	70	64
Administrative service fees - R-5	70	137	114
Registration fees - Class A	7	8	9
Registration fees - Class B	N/A	7	7
Registration fees - Class C	8	8	7
Registration fees - Class J	15	22	22
Registration fees - Institutional	8	7	7
Service fees - R-1	20	44	34
Service fees - R-2	43	91	79
Service fees - R-3	61	130	113
Service fees - R-4	37	81	74
Service fees - R-5	95	187	156
Shareholder reports - Class A	1	2	2
Shareholder reports - Class B	N/A	–	1
Shareholder reports - Class J	3	10	13
Transfer agent fees - Class A	29	54	50
Transfer agent fees - Class B	N/A	9	10
Transfer agent fees - Class C	5	7	8
Transfer agent fees - Class J	44	138	170
Transfer agent fees - Institutional	1	2	1
Directors' expenses	21	41	35
Professional fees	7	7	7
Other expenses	14	28	24

Total Gross Expenses	2,023	4,445	3,859
Less: Reimbursement from Manager - Class A	23	35	41
Less: Reimbursement from Manager - Class B	N/A	13	15
Less: Reimbursement from Manager - Class C	10	11	13
Less: Reimbursement from Underwriter - Class J	40	91	76

Total Net Expenses	1,950	4,295	3,714

Net Investment Income (Loss)	29,651	69,522	57,160

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(53,452)	(34,986)	(15,003)
Other investment companies - affiliated	774	2,909	1,622
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(24,266)	(146,053)	(144,440)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(76,944)	(178,130)	(157,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (47,293)	$ (108,608)	$ (100,661)

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund	2050 Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 31,052	$ 12,221	$ 10,178

Total Income	31,052	12,221	10,178
Expenses:
Management and investment advisory fees	811	328	277
Distribution fees - Class A	23	14	20
Distribution fees - Class B	21	7	3
Distribution fees - Class C	11	6	14
Distribution fees - Class J	307	61	118
Distribution fees - R-1	28	10	11
Distribution fees - R-2	46	20	26
Distribution fees - R-3	85	27	29
Distribution fees - R-4	25	9	9
Administrative service fees - R-1	22	8	8
Administrative service fees - R-2	31	13	17
Administrative service fees - R-3	51	17	18
Administrative service fees - R-4	32	12	12
Administrative service fees - R-5	54	18	17
Registration fees - Class A	8	7	7
Registration fees - Class B	7	8	7
Registration fees - Class C	8	8	8
Registration fees - Class J	16	8	8
Registration fees - Institutional	7	7	8
Service fees - R-1	20	7	7
Service fees - R-2	38	17	22
Service fees - R-3	58	19	20
Service fees - R-4	37	14	14
Service fees - R-5	74	24	23
Shareholder reports - Class A	2	2	–
Shareholder reports - Class B	1	–	–
Shareholder reports - Class J	8	2	2
Transfer agent fees - Class A	42	31	20
Transfer agent fees - Class B	10	6	3
Transfer agent fees - Class C	6	5	4
Transfer agent fees - Class J	120	36	16
Directors' expenses	18	8	7
Professional fees	7	7	7
Other expenses	12	5	5

Total Gross Expenses	2,046	771	767
Less: Reimbursement from Manager - Class A	40	33	18
Less: Reimbursement from Manager - Class B	14	12	10
Less: Reimbursement from Manager - Class C	13	12	10
Less: Reimbursement from Underwriter - Class J	34	7	13

Total Net Expenses	1,945	707	716

Net Investment Income (Loss)	29,107	11,514	9,462

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(1,261)	(1,712)	(18,945)
Other investment companies - affiliated	1,005	350	377
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(81,729)	(31,579)	15
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(81,985)	(32,941)	(18,553)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (52,878)	$ (21,427)	$ (9,091)

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 62,989	$ 13,788	$ 40,290

Total Income	62,989	13,788	40,290
Expenses:
Management and investment advisory fees	4,834	954	3,591
Distribution fees - Class A	1,791	290	1,253
Distribution fees - Class B	3,100	482	2,220
Distribution fees - Class C	2,684	730	2,438
Distribution fees - Class J	174	81	105
Distribution fees - R-1	3	1	2
Distribution fees - R-2	–	1	2
Distribution fees - R-3	6	2	2
Distribution fees - R-4	1	1	1
Administrative service fees - R-1	2	–	2
Administrative service fees - R-2	–	1	1
Administrative service fees - R-3	3	1	1
Administrative service fees - R-4	2	1	2
Administrative service fees - R-5	4	1	2
Registration fees - Class A	24	11	19
Registration fees - Class B	7	7	7
Registration fees - Class C	14	9	19
Registration fees - Class J	9	9	9
Registration fees - Institutional	7	7	8
Service fees - R-1	2	–	1
Service fees - R-2	–	1	2
Service fees - R-3	4	1	1
Service fees - R-4	1	1	2
Service fees - R-5	5	1	3
Shareholder reports - Class A	62	8	46
Shareholder reports - Class B	36	4	16
Shareholder reports - Class C	18	4	14
Shareholder reports - Class J	3	1	1
Transfer agent fees - Class A	945	132	797
Transfer agent fees - Class B	495	68	408
Transfer agent fees - Class C	293	67	366
Transfer agent fees - Class J	80	35	52
Directors' expenses	63	10	51
Professional fees	8	8	8
Other expenses	51	11	42

Total Gross Expenses	14,731	2,941	11,494
Less: Reimbursement from Manager - Class J	22	12	20
Less: Reimbursement from Manager - Institutional	6	7	6
Less: Reimbursement from Underwriter - Class J	19	9	12

Total Net Expenses	14,684	2,913	11,456

Net Investment Income (Loss)	48,305	10,875	28,834

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(107,731)	(6,867)	(90,551)
Other investment companies - affiliated	6,595	834	7,276
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(41,257)	(746)	(80,558)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(142,393)	(6,779)	(163,833)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (94,088)	$ 4,096	$ (134,999)

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 18,537	$ 23,237

Total Income	18,537	23,237
Expenses:
Management and investment advisory fees	1,173	2,189
Distribution fees - Class A	424	762
Distribution fees - Class B	775	1,391
Distribution fees - Class C	701	1,402
Distribution fees - Class J	31	94
Distribution fees - R-1	–	2
Distribution fees - R-3	1	2
Distribution fees - R-4	1	1
Administrative service fees - R-1	–	2
Administrative service fees - R-3	1	1
Administrative service fees - R-4	1	1
Registration fees - Class A	11	14
Registration fees - Class B	10	10
Registration fees - Class C	11	14
Registration fees - Class J	9	11
Registration fees - Institutional	7	7
Service fees - R-1	–	2
Service fees - R-3	1	1
Service fees - R-4	–	1
Service fees - R-5	1	1
Shareholder reports - Class A	13	38
Shareholder reports - Class B	7	20
Shareholder reports - Class C	4	17
Shareholder reports - Class J	–	3
Transfer agent fees - Class A	174	661
Transfer agent fees - Class B	105	328
Transfer agent fees - Class C	61	283
Transfer agent fees - Class J	19	60
Directors' expenses	12	32
Professional fees	8	8
Other expenses	9	26

Total Gross Expenses	3,570	7,384
Less: Reimbursement from Manager - Class J	15	36
Less: Reimbursement from Manager - Institutional	7	7
Less: Reimbursement from Underwriter - Class J	4	10

Total Net Expenses	3,544	7,331

Net Investment Income (Loss)	14,993	15,906

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(6,658)	(77,985)
Other investment companies - affiliated	354	5,079
Change in unrealized appreciation/depreciation of:
Investments in affiliates	9,656	(48,851)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	3,352	(121,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 18,345	$ (105,851)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2010 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 29,651		$ 70,161
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(52,678)		42,435
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(24,266)		(755,873)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(47,293)		(643,277)

Dividends and Distributions to Shareholders
From net investment income								(52,124)		(63,007)
From net realized gain on investments								(45,044)		(30,198)

				Total Dividends and Distributions				(97,168)		(93,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions								125,051		309,601
Redemption fees - Class A								1		–
Redemption fees - Class C								1		1
Redemption fees - Class J								10		7

				Total increase (decrease) in net assets				(19,398)		(426,873)

Net Assets
Beginning of period								1,381,951		1,808,824

End of period (including undistributed net investment income as set forth below)							$ 1,362,553		$ 1,381,951

Undistributed (overdistributed) net investment income (operating loss)							$ 9,131		$ 32,591

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,319	$ 722	$ 11,051	$ 133,184	$ 3,722	$ 3,780	$ 11,157	$ 14,010	$ 14,289
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(5,555)	(650)	(27,754)	(94,877)	(1,747)	(4,452)	(9,150)	(5,794)	(17,332)

Net Increase (Decrease)	$ (436) $	284	$ (4,831) $	99,704	$ 3,107	$ 1,717	$ 7,299	$ 11,684	$ 6,523

Shares:
Sold	406	86	1,375	16,800	466	463	1,374	1,723	1,775
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(678)	(81)	(3,496)	(12,316)	(230)	(570)	(1,179)	(733)	(2,196)

Net Increase (Decrease)	(58)	30	(697)	11,825	372	181	833	1,407	727

Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Distributions:
Period Ended April 30, 2009
From net investment income $	(945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)

Total Dividends and Distributions $	(1,818) $	(218) $	(11,888) $	(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

Year Ended October 31, 2008
From net investment income $	(1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and Distributions $	(1,614) $	(243) $	(13,683) $	(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 69,522		$ 125,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(32,077)		109,600
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(146,053)		(1,787,703)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(108,608)		(1,552,948)

Dividends and Distributions to Shareholders
From net investment income								(94,501)		(112,290)
From net realized gain on investments								(119,088)		(72,000)

				Total Dividends and Distributions				(213,589)		(184,290)

Capital Share Transactions
Net increase (decrease) in capital share transactions								480,286		1,112,129
Redemption fees - Class A								1		1
Redemption fees - Class B								1		–
Redemption fees - Class J								14		11

				Total increase (decrease) in net assets				158,105		(625,097)

Net Assets
Beginning of period								3,030,955		3,656,052

End of period (including undistributed net investment income as set forth below)							$ 3,189,060		$ 3,030,955

Undistributed (overdistributed) net investment income (operating loss)							$ 15,596		$ 40,575

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 9,407	$ 1,071	$ 870	$ 32,161	$ 371,744	$ 6,809	$ 8,591	$ 23,810	$ 23,649	$ 36,003
Reinvested	3,241	405	302	26,481	139,364	2,307	4,923	10,798	7,584	18,091
Redeemed	(5,794)	(1,099)	(1,370)	(48,141)	(149,101)	(2,147)	(5,372)	(8,334)	(6,460)	(19,507)

Net Increase (Decrease)	$ 6,854	$ 377	$ (198) $	10,501	$ 362,007	$ 6,969	$ 8,142	$ 26,274	$ 24,773	$ 34,587

Shares:
Sold	1,172	129	107	4,034	45,945	852	1,058	2,952	2,949	4,456
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(736)	(136)	(172)	(6,097)	(19,245)	(271)	(697)	(1,046)	(818)	(2,520)

Net Increase (Decrease)	821	41	(29)	1,107	43,318	858	954	3,203	3,040	4,101

Year Ended October 31, 2008
Dollars:
Sold	$ 36,565	$ 2,838	$ 4,152	$ 172,017	$ 702,962	$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406	$ 844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,381) $	(136) $	(100) $	(10,757) $	(63,895) $	(875) $	(1,853) $	(4,404) $	(3,204) $	(7,896)
From net realized gain on
investments	(1,914)	(292)	(205)	(15,737)	(75,469)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)

Total Dividends and Distributions $	(3,295) $	(428) $	(305) $	(26,494) $ (139,364) $		(2,307) $	(4,923) $	(10,798) $	(7,584) $	(18,091)

Year Ended October 31, 2008
From net investment income $	(1,549) $	(225) $	(151) $	(15,734) $	(73,532) $	(841) $	(2,620) $	(4,837) $	(3,520) $	(9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and Distributions $	(2,588) $	(436) $	(295) $	(27,105) $ (117,975) $		(1,537) $	(4,681) $	(8,348) $	(5,928) $	(15,397)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 57,160		$ 98,788
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(13,381)		99,617
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(144,440)		(1,643,609)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(100,661)		(1,445,204)

Dividends and Distributions to Shareholders
From net investment income								(68,936)		(92,166)
From net realized gain on investments								(105,596)		(66,899)

				Total Dividends and Distributions				(174,532)		(159,065)

Capital Share Transactions
Net increase (decrease) in capital share transactions								465,408		1,080,497
Redemption fees - Class A								1		–
Redemption fees - Class J								6		5

				Total increase (decrease) in net assets				190,222		(523,767)

Net Assets
Beginning of period								2,600,064		3,123,831

End of period (including undistributed net investment income as set forth below)							$ 2,790,286		$ 2,600,064

Undistributed (overdistributed) net investment income (operating loss)							$ 8,175		$ 19,951

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 7,605	$ 746	$ 801	$ 29,089	$ 266,296	$ 6,095	$ 8,825	$ 20,378	$ 20,232	$ 45,694
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(3,836)	(692)	(646)	(32,352)	(48,595)	(1,189)	(2,908)	(6,532)	(7,402)	(10,667)

Net Increase (Decrease)	$ 5,847	$ 377	$ 448	$ 17,695	$ 333,242	$ 6,604	$ 9,932	$ 22,745	$ 19,320	$ 49,198

Shares:
Sold	983	96	102	3,750	33,972	790	1,132	2,627	2,567	5,855
Reinvested	255	40	36	2,592	14,240	211	499	1,100	784	1,748
Redeemed	(504)	(91)	(83)	(4,240)	(6,340)	(155)	(396)	(864)	(919)	(1,377)

Net Increase (Decrease)	734	45	55	2,102	41,872	846	1,235	2,863	2,432	6,226

Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916	$ 2,608	$ 159,652	$ 677,900	$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390	$ 1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Distributions:
Period Ended April 30, 2009
From net investment income $	(786) $	(81) $	(78) $	(7,366) $	(47,705) $	(555) $	(1,282) $	(3,152) $	(2,355) $	(5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)

Total Dividends and Distributions $	(2,117) $	(330) $	(304) $	(20,967) $ (115,541) $		(1,698) $	(4,015) $	(8,899) $	(6,490) $	(14,171)

Year Ended October 31, 2008
From net investment income $	(1,088) $	(185) $	(156) $	(12,244) $	(61,143) $	(659) $	(2,285) $	(4,176) $	(3,215) $	(7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and Distributions $	(1,932) $	(381) $	(322) $	(22,337) $ (102,812) $		(1,282) $	(4,344) $	(7,619) $	(5,732) $	(12,304)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2040 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 29,107		$ 46,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(256)		51,699
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(81,729)		(884,754)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(52,878)		(786,356)

Dividends and Distributions to Shareholders
From net investment income								(31,654)		(45,241)
From net realized gain on investments								(53,692)		(32,146)

				Total Dividends and Distributions				(85,346)		(77,387)

Capital Share Transactions
Net increase (decrease) in capital share transactions								318,874		672,087
Redemption fees - Class A								1		1
Redemption fees - Class J								4		3

				Total increase (decrease) in net assets				180,655		(191,652)

Net Assets
Beginning of period								1,365,920		1,557,572

End of period (including undistributed net investment income as set forth below)							$ 1,546,575		$ 1,365,920

Undistributed (overdistributed) net investment income (operating loss)							$ 2,135		$ 4,682

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 4,567	$ 443	$ 440	$ 14,198	$ 187,785	$ 4,424	$ 5,542	$ 15,704	$ 13,169	$ 26,818
Reinvested	1,179	234	115	8,435	59,499	879	1,764	4,134	2,995	6,100
Redeemed	(2,269)	(373)	(242)	(11,138)	(17,863)	(575)	(1,057)	(2,384)	(1,570)	(2,079)

Net Increase (Decrease)	$ 3,477	$ 304	$ 313	$ 11,495	$ 229,421	$ 4,728	$ 6,249	$ 17,454	$ 14,594	$ 30,839

Shares:
Sold	597	57	57	1,849	24,151	576	726	2,055	1,725	3,476
Reinvested	147	30	14	1,044	7,317	109	219	513	371	752
Redeemed	(301)	(49)	(32)	(1,463)	(2,277)	(74)	(142)	(298)	(206)	(272)

Net Increase (Decrease)	443	38	39	1,430	29,191	611	803	2,270	1,890	3,956

Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498	$ 1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807	$ 907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Distributions:
Period Ended April 30, 2009
From net investment income $	(404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(783)	(186)	(91)	(5,818)	(36,313)	(625)	(1,262)	(2,784)	(1,948)	(3,882)

Total Dividends and Distributions $	(1,187) $	(236) $	(116) $	(8,436) $	(59,499) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

Year Ended October 31, 2008
From net investment income $	(666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $	(1,181) $	(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2050 Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 11,514		$ 19,095
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(1,362)		22,495
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(31,579)		(372,036)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(21,427)		(330,446)

Dividends and Distributions to Shareholders
From net investment income								(12,033)		(19,198)
From net realized gain on investments								(23,635)		(16,262)

				Total Dividends and Distributions				(35,668)		(35,460)

Capital Share Transactions
Net increase (decrease) in capital share transactions								132,693		265,480

				Total increase (decrease) in net assets				75,598		(100,426)

Net Assets
Beginning of period								552,558		652,984

End of period (including undistributed net investment income as set forth below)							$ 628,156		$ 552,558

Undistributed (overdistributed) net investment income (operating loss)							$ 425		$ 944

Class A		Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,508	$ 240	$ 559	$ 2,766	$ 143,898	$ 1,995	$ 2,460	$ 5,962	$ 4,985	$ 11,329
Reinvested	729	77	67	1,715	27,391	319	787	1,378	1,189	2,008
Redeemed	(1,184)	(193)	(429)	(2,572)	(71,231)	(227)	(717)	(1,247)	(1,160)	(1,709)

Net Increase (Decrease)	$ 3,053	$ 124	$ 197	$ 1,909	$ 100,058	$ 2,087	$ 2,530	$ 6,093	$ 5,014	$ 11,628

Shares:
Sold	480	33	76	383	19,808	273	338	817	685	1,544
Reinvested	94	10	9	226	3,544	42	103	180	155	261
Redeemed	(164)	(27)	(60)	(358)	(9,768)	(30)	(101)	(167)	(159)	(234)

Net Increase (Decrease)	410	16	25	251	13,584	285	340	830	681	1,571

Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720	$ 1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452	$ 601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Distributions:
Period Ended April 30, 2009
From net investment income $	(226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(509)	(64)	(53)	(1,279)	(17,741)	(239)	(593)	(980)	(819)	(1,358)

Total Dividends and Distributions $	(735) $	(77) $	(69) $	(1,715) $	(27,391) $	(319) $	(787) $	(1,378) $	(1,189) $	(2,008)

Year Ended October 31, 2008
From net investment income $	(390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

							Principal LifeTime Strategic Income
Amounts in thousands								Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 9,462		$ 28,437
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(18,568)		5,717
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								15		(176,685)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(9,091)		(142,531)

Dividends and Distributions to Shareholders
From net investment income								(24,424)		(24,669)
From net realized gain on investments								(6,750)		(7,537)

				Total Dividends and Distributions				(31,174)		(32,206)

Capital Share Transactions
Net increase (decrease) in capital share transactions								40,529		79,697
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				266		(95,038)

Net Assets
Beginning of period								468,098		563,136

End of period (including undistributed net investment income as set forth below)							$ 468,364		$ 468,098

Undistributed (overdistributed) net investment income (operating loss)							$ 3,876		$ 19,968

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,300	$ 80	$ 474	$ 2,464 $	54,060	$ 1,519	$ 3,552	$ 5,533	$ 7,617	$ 7,250
Reinvested	1,084	34	161	3,589	19,964	357	1,052	1,502	1,237	2,138
Redeemed	(3,389)	(221)	(676)	(10,940)	(37,911)	(1,167)	(2,837)	(4,917)	(5,156)	(8,224)

Net Increase (Decrease)	$ (5) $	(107) $	(41) $	(4,887) $	36,113	$ 709	$ 1,767	$ 2,118	$ 3,698	$ 1,164

Shares:
Sold	273	9	55	287	6,275	177	434	667	873	858
Reinvested	124	4	18	415	2,302	41	122	174	143	247
Redeemed	(405)	(25)	(79)	(1,298)	(4,503)	(139)	(340)	(578)	(609)	(978)

Net Increase (Decrease)	(8)	(12)	(6)	(596)	4,074	79	216	263	407	127

Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633	$ 2,314	$ 16,729 $ 141,616	$ 10,937	$ 15,097	$ 20,541		$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298	$ 1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Distributions:
Period Ended April 30, 2009
From net investment income $	(858) $	(26) $	(130) $	(2,772) $	(15,786) $	(269) $	(797) $	(1,153) $	(966) $	(1,667)
From net realized gain on
investments	(252)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(271)	(471)

Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(357) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

Year Ended October 31, 2008
From net investment income $	(625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Balanced Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 48,305		$ 131,460
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(101,136)		238,762
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(41,257)		(1,644,920)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(94,088)		(1,274,698)

Dividends and Distributions to Shareholders
From net investment income								(49,962)		(144,893)
From net realized gain on investments								(254,589)		(235,184)

				Total Dividends and Distributions				(304,551)		(380,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(47,766)		(126,831)
Redemption fees - Class A								57		39
Redemption fees - Class B								11		8
Redemption fees - Class C								6		4
Redemption fees - Class J								11		5

				Total increase (decrease) in net assets				(446,320)		(1,781,550)

Net Assets
Beginning of period								3,163,655		4,945,205

End of period (including undistributed net investment income as set forth below)							$ 2,717,335		$ 3,163,655

Undistributed (overdistributed) net investment income (operating loss)							$ 3,386		$ 5,129

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 126,499 $	24,457 $	49,389	$ 67,401	$ 17,869	$ 913	$ 305	$ 2,260	$ 2,729	$ 7,464
Reinvested	151,473	64,648	55,451	7,332	2,394	116	16	477	196	425
Redeemed	(325,459)	(153,994)	(135,743)	(10,059)	(2,369)	(49)	(17)	(810)	(203)	(877)

Net Increase (Decrease)	$ (47,487) $	(64,889) $	(30,903) $	64,674	$ 17,894	$ 980	$ 304	$ 1,927	$ 2,722	$ 7,012

Shares:
Sold	13,592	2,656	5,324	7,457	2,003	102	34	244	307	800
Reinvested	16,007	6,850	5,916	793	257	12	2	51	21	46
Redeemed	(35,187)	(16,804)	(14,710)	(1,136)	(265)	(6)	(2)	(91)	(21)	(97)

Net Increase (Decrease)	(5,588)	(7,298)	(3,470)	7,114	1,995	108	34	204	307	749

Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $ 135,728	$ 76,965	$ 30,199	$ 1,414	$ 234	$ 3,789		$ 1,415	$ 4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541	$ 69,717	$ 27,170	$ 1,368	$ 185	$ 3,548	$ 1,094	$ 4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Distributions:
Period Ended April 30, 2009
From net investment income $	(28,827) $	(9,989) $	(8,827) $	(1,526) $	(531) $	(23) $	(3) $	(88) $	(36) $	(112)
From net realized gain on
investments	(135,258)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(160)	(313)

Total Dividends and Distributions $ (164,085) $		(69,812) $	(59,691) $	(7,335) $	(2,398) $	(116) $	(16) $	(477) $	(196) $	(425)

Year Ended October 31, 2008
From net investment income $	(84,233) $	(33,886) $	(25,413) $	(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and Distributions $ (207,485) $		(98,582) $	(71,835) $	(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Conservative Balanced Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 10,875		$ 22,323
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,033)		19,729
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(746)		(184,901)

		Net Increase (Decrease) in Net Assets Resulting from Operations						4,096		(142,849)

Dividends and Distributions to Shareholders
From net investment income								(10,828)		(24,102)
From net realized gain on investments								(23,460)		(22,823)

				Total Dividends and Distributions				(34,288)		(46,925)

Capital Share Transactions
Net increase (decrease) in capital share transactions								43,258		81,842
Redemption fees - Class A								29		26
Redemption fees - Class B								7		6
Redemption fees - Class C								9		7
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				13,113		(107,892)

Net Assets
Beginning of period								552,917		660,809

End of period (including undistributed net investment income as set forth below)							$ 566,030		$ 552,917

Undistributed (overdistributed) net investment income (operating loss)							$ 1,322		$ 1,303

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 52,383	$ 13,045 $	37,570	$ 31,123	$ 7,468	$ 162	$ 286	$ 856	$ 1,742	$ 300
Reinvested	13,905	5,544	8,494	2,027	1,173	21	36	73	90	69
Redeemed	(60,252)	(25,958)	(40,065)	(5,520)	(749)	(20)	(63)	(258)	(145)	(79)

Net Increase (Decrease)	$ 6,036	$ (7,369) $	5,999	$ 27,630	$ 7,892	$ 163	$ 259	$ 671	$ 1,687	$ 290

Shares:
Sold	6,420	1,618	4,599	3,884	936	21	37	109	215	36
Reinvested	1,691	675	1,039	249	144	3	5	9	11	8
Redeemed	(7,471)	(3,218)	(4,993)	(694)	(92)	(3)	(8)	(32)	(18)	(10)

Net Increase (Decrease)	640	(925)	645	3,439	988	21	34	86	208	34

Year Ended October 31, 2008
Dollars:
Sold	$ 100,556	$ 25,406 $	57,820	$ 35,733	$ 22,937	$ 550	$ 742	$ 795	$ 1,960	$ 1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365	$ (10,959) $	20,282	$ 30,994	$ 19,993	$ 361	$ 647	$ 643	$ 1,537	$ 979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Distributions:
Period Ended April 30, 2009
From net investment income $	(5,046) $	(1,725) $	(2,740) $	(776) $	(441) $	(7) $	(13) $	(26) $	(30) $	(24)
From net realized gain on
investments	(10,223)	(4,406)	(6,657)	(1,253)	(732)	(14)	(23)	(47)	(60)	(45)

Total Dividends and Distributions $	(15,269) $	(6,131) $	(9,397) $	(2,029) $	(1,173) $	(21) $	(36) $	(73) $	(90) $	(69)

Year Ended October 31, 2008
From net investment income $	(12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and Distributions $	(23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Conservative Growth Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 28,834		$ 87,618
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(83,275)		228,157
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(80,558)		(1,631,559)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(134,999)		(1,315,784)

Dividends and Distributions to Shareholders
From net investment income								(37,756)		(93,305)
From net realized gain on investments								(234,949)		(235,742)

				Total Dividends and Distributions				(272,705)		(329,047)

Capital Share Transactions
Net increase (decrease) in capital share transactions								27,190		(51,093)
Redemption fees - Class A								11		11
Redemption fees - Class B								4		1
Redemption fees - Class C								8		3
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(380,489)		(1,695,908)

Net Assets
Beginning of period								2,405,040		4,100,948

End of period (including undistributed net investment income as set forth below)							$ 2,024,551		$ 2,405,040

Undistributed (overdistributed) net investment income (operating loss)							$ 6,676		$ 15,627

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 87,182	$ 15,909 $	39,466 $	32,591	$ 14,811	$ 409	$ 1,059	$ 802	$ 2,968	$ 1,848
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(208,134)	(103,679)	(108,312)	(5,306)	(1,813)	(31)	(280)	(242)	(130)	(198)

Net Increase (Decrease)	$ 10,961	$ (31,298) $	(8,010) $	32,729	$ 15,357	$ 522	$ 922	$ 749	$ 3,136	$ 2,122

Shares:
Sold	9,227	1,741	4,328	3,525	1,646	45	113	90	335	222
Reinvested	13,495	6,042	6,566	568	244	15	15	20	31	49
Redeemed	(22,110)	(11,596)	(12,007)	(587)	(198)	(4)	(32)	(27)	(14)	(21)

Net Increase (Decrease)	612	(3,813)	(1,113)	3,506	1,692	56	96	83	352	250

Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $ 103,114 $		53,721	$ 28,079	$ 1,513	$ 1,494	$ 1,459	$ 735	$ 4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $	46,204	$ 21,672	$ 1,443	$ 1,305	$ 1,389	$ 715	$ 4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Distributions:
Period Ended April 30, 2009
From net investment income $	(23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,620)	(54,199)	(58,909)	(4,363)	(1,865)	(119)	(99)	(154)	(243)	(378)

Total Dividends and Distributions $ (138,592) $		(59,478) $	(65,581) $	(5,448) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

Year Ended October 31, 2008
From net investment income $	(51,780) $	(21,025) $	(20,046) $	(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and Distributions $ (165,030) $		(83,929) $	(78,836) $	(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Flexible Income Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 14,993		$ 30,107
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,304)		14,167
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,656		(171,395)

		Net Increase (Decrease) in Net Assets Resulting from Operations						18,345		(127,121)

Dividends and Distributions to Shareholders
From net investment income								(14,947)		(30,696)
From net realized gain on investments								(16,978)		(18,079)

				Total Dividends and Distributions				(31,925)		(48,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions								18,782		59,838
Redemption fees - Class A								43		27
Redemption fees - Class B								10		8
Redemption fees - Class C								22		15
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				5,279		(116,006)

Net Assets
Beginning of period								680,878		796,884

End of period (including undistributed net investment income as set forth below)							$ 686,157		$ 680,878

Undistributed (overdistributed) net investment income (operating loss)							$ 2,112		$ 2,106

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 88,407	$ 18,339 $	38,570	$ 13,434	$ 3,571	$ 79	$ 30	$ 816	$ 405	$ 236
Reinvested	14,810	6,427	5,935	615	272	6	5	33	27	30
Redeemed	(91,378)	(48,492)	(29,272)	(3,197)	(719)	(4)	(24)	(136)	(2)	(41)

Net Increase (Decrease)	$ 11,839	$ (23,726) $	15,233	$ 10,852	$ 3,124	$ 81	$ 11	$ 713	$ 430	$ 225

Shares:
Sold	9,837	2,052	4,317	1,497	399	9	3	90	46	26
Reinvested	1,629	707	657	68	30	1	1	3	3	3
Redeemed	(10,138)	(5,395)	(3,277)	(360)	(80)	(1)	(3)	(15)	–	(4)

Net Increase (Decrease)	1,328	(2,636)	1,697	1,205	349	9	1	78	49	25

Year Ended October 31, 2008
Dollars:
Sold	$ 194,859	$ 58,052 $	72,086	$ 12,844	$ 19,909	$ 116	$ 34	$ 502	$ 566	$ 682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419	$ (33,758) $	29,392	$ 10,240	$ 6,171	$ 111	$ 38	$ 365	$ 236	$ 624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Distributions:
Period Ended April 30, 2009
From net investment income $	(8,319) $	(3,125) $	(2,969) $	(331) $	(149) $	(3) $	(2) $	(19) $	(14) $	(16)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)

Total Dividends and Distributions $	(17,093) $	(7,303) $	(6,540) $	(615) $	(273) $	(6) $	(5) $	(33) $	(27) $	(30)

Year Ended October 31, 2008
From net investment income $	(17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and Distributions $	(25,981) $	(13,751) $	(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

See accompanying notes.

21

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							SAM Strategic Growth Portfolio

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 15,906		$ 48,093
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(72,906)		138,618
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(48,851)		(1,121,431)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(105,851)		(934,720)

Dividends and Distributions to Shareholders
From net investment income								(5,244)		(52,103)
From net realized gain on investments								(138,631)		(143,018)

				Total Dividends and Distributions				(143,875)		(195,121)

Capital Share Transactions
Net increase (decrease) in capital share transactions								33,113		13,574
Redemption fees - Class A								17		11
Redemption fees - Class B								3		2
Redemption fees - Class C								9		3
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(216,582)		(1,116,249)

Net Assets
Beginning of period								1,471,438		2,587,687

End of period (including undistributed net investment income as set forth below)							$ 1,254,856		$ 1,471,438

Undistributed (overdistributed) net investment income (operating loss)							$ 10,858		$ 196

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 56,606	$ 11,058 $	23,875 $	18,679	$ 7,900	$ 675	$ 61	$ 1,347	$ 963	$ 269
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	156	127	111
Redeemed	(104,908)	(54,736)	(58,896)	(4,796)	(916)	(26)	(27)	(113)	(51)	(129)

Net Increase (Decrease)	$ 20,244	$ (12,293) $	(4,700) $	18,354	$ 8,003	$ 762	$ 63	$ 1,390	$ 1,039	$ 251

Shares:
Sold	5,753	1,190	2,568	1,947	857	72	6	135	101	29
Reinvested	6,688	3,276	3,158	444	101	11	3	16	12	11
Redeemed	(10,754)	(5,961)	(6,312)	(511)	(97)	(2)	(3)	(12)	(5)	(12)

Net Increase (Decrease)	1,687	(1,495)	(586)	1,880	861	81	6	139	108	28

Year Ended October 31, 2008
Dollars:
Sold	$ 191,379	$ 29,195 $	61,875 $	58,149	$ 14,918	$ 1,532	$ 379	$ 1,017	$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852	$ (94,859) $	(3,522) $	52,247	$ 11,387	$ 1,398	$ 368	$ 834	$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Distributions:
Period Ended April 30, 2009
From net investment income $	(4,708) $	– $	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,246)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(143)	(116)	(99)

Total Dividends and Distributions $	(71,954) $	(33,236) $	(32,657) $	(4,473) $	(1,019) $	(113) $	(29) $	(156) $	(127) $	(111)

Year Ended October 31, 2008
From net investment income $	(28,508) $	(12,490) $	(10,736) $	(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and Distributions $	(94,967) $	(53,498) $	(45,601) $	(599) $	(264) $	(17) $	(7) $	(62) $	(103) $	(3)

See accompanying notes.

22

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2009, the Fund consists of 71 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.
On March 9, 2009, the Board of Directors for Principal Funds, Inc. approved the proposed offer to Class C shareholders of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund to exchange into Class A shares of their respective Funds. The exchange is expected to occur in June 2009.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective November 1, 2008, the Funds adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

As of April 30, 2009, 100% of each of the Funds’ investments were valued based on Level 1 inputs.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of April 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. The Funds did not borrow from the line of credit during the period ended April 30, 2009.

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). The annual rate paid by Principal LifeTime Funds is .1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and .1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. Effective July 1, 2009, the annual rate paid by Principal LifeTime Funds will be reduced to 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, Class C, and Class J shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, Class C, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2008 through April 30, 2009
	Class A	Class B	Class C	Expiration Date

Principal LifeTime 2010 Fund	.50%	N/A	1.25%	February 28, 2010
Principal LifeTime 2020 Fund	.50	1.25%	1.25	February 28, 2010
Principal LifeTime 2030 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime 2040 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime 2050 Fund	.50	1.25	1.25	February 28, 2010
Principal LifeTime Strategic Income Fund	.50	1.25	1.25	February 28, 2010

	Class J
	Period from
	November 1, 2008
	through
	April 30, 2009	Expiration Date

SAM Balanced Portfolio	.95%	February 28, 2010
SAM Conservative Balanced Portfolio	.95	February 28, 2010
SAM Conservative Growth Portfolio	.95	February 28, 2010
SAM Flexible Income Portfolio	.95	February 28, 2010
SAM Strategic Growth Portfolio	.95	February 28, 2010

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Effective March 1, 2009 the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit

SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Effective January 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009 the expense limit of .40% was contractual.

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the period ended April 30, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Principal LifeTime 2010 Fund	$ 29	N/A	$ —	$28
Principal LifeTime 2020 Fund	96	$ 11	2	90
Principal LifeTime 2030 Fund	119	8	1	82
Principal LifeTime 2040 Fund	99	8	—	38
Principal LifeTime 2050 Fund	59	2	—	8
Principal LifeTime Strategic Income Fund	6	1	1	5
SAM Balanced Portfolio	557	794	36	40
SAM Conservative Balanced Portfolio	195	123	15	24
SAM Conservative Growth Portfolio	416	582	36	24
SAM Flexible Income Portfolio	183	174	22	10
SAM Strategic Growth Portfolio	343	373	19	25

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

At April 30, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	R-1	R-2	R-5

SAM Balanced Portfolio	—	1	—
SAM Conservative Balanced Portfolio	—	—	1
SAM Conservative Growth Portfolio	—	—	1
SAM Flexible Income Portfolio	1	1	1
SAM Strategic Growth Portfolio	—	—	1

5. Capital Share Transactions

For the period ended April 30, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars

Principal LifeTime 2020 Fund	22	$ 176
Principal LifeTime 2030 Fund	18	140
Principal LifeTime 2040 Fund	5	39
Principal LifeTime 2050 Fund	3	22
Principal LifeTime Strategic Income Fund	1	10
SAM Balanced Portfolio	3,215	29,316
SAM Conservative Balanced Portfolio	422	3,370
SAM Conservative Growth Portfolio	2,828	25,195
SAM Flexible Income Portfolio	816	7,322
SAM Strategic Growth Portfolio	1,654	15,139

6. Investment Transactions

For the period ended April 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales

Principal LifeTime 2010 Fund	$309,778	$249,671	SAM Balanced Portfolio	$83,730	$378,156
Principal LifeTime 2020 Fund	623,393	279,420	SAM Conservative Balanced Portfolio	54,799	35,300
Principal LifeTime 2030 Fund	469,731	114,871	SAM Conservative Growth Portfolio	54,909	264,373
Principal LifeTime 2040 Fund	289,512	22,416	SAM Flexible Income Portfolio	52,973	51,137
Principal LifeTime 2050 Fund	181,852	70,529	SAM Strategic Growth Portfolio	32,984	123,469
Principal LifeTime Strategic Income Fund	122,559	103,605

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the six month period ended April 30, 2009 and annual period ended October 31, 2008 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain

	2009	2008	2009	2008*

Principal LifeTime 2010 Fund	$52,124	$ 65,599	$45,044	$27,606
Principal LifeTime 2020 Fund	94,501	122,073	119,088	62,217
Principal LifeTime 2030 Fund	68,936	99,896	105,596	59,169
Principal LifeTime 2040 Fund	31,654	49,671	53,692	27,716
Principal LifeTime 2050 Fund	12,033	21,640	23,635	13,820
Principal LifeTime Strategic Income Fund	24,424	25,557	6,750	6,649
SAM Balanced Portfolio	49,962	152,287	254,589	227,790
SAM Conservative Balanced Portfolio	10,828	25,804	23,460	21,121
SAM Conservative Growth Portfolio	37,756	98,623	234,949	230,424
SAM Flexible Income Portfolio	14,947	31,280	16,978	17,495
SAM Strategic Growth Portfolio	5,244	52,103	138,631	143,018

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Principal LifeTime 2010 Fund	$32,591	$ 45,037
Principal LifeTime 2020 Fund	40,575	119,088
Principal LifeTime 2030 Fund	19,951	105,574
Principal LifeTime 2040 Fund	4,682	53,690
Principal LifeTime 2050 Fund	944	23,630
Principal LifeTime Strategic Income Fund	19,968	6,744
SAM Balanced Portfolio	5,129	254,586
SAM Conservative Balanced Portfolio	1,303	23,454
SAM Conservative Growth Portfolio	15,627	234,944
SAM Flexible Income Portfolio	2,106	16,972
SAM Strategic Growth Portfolio	196	138,630

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2008, the Funds had no capital loss carryforwards.

     Schedule of Investments Principal LifeTime 2010 Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	47.98%

			Domestic Equity Funds	38.93%
INVESTMENT COMPANIES (99.99%)			International Equity Funds	13.08%
Principal Funds, Inc. Institutional Class (99.99%)			Other Assets in Excess of Liabilities, Net	0.01%

Bond & Mortgage Securities Fund (a)	37,867,187$	319,978	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	7,051,985	73,834
Disciplined LargeCap Blend Fund (a)	12,840,367	114,279
Global Diversified Income Fund (a)	2,777,585	28,720
High Yield Fund I (a)	5,176,438	44,310
Inflation Protection Fund (a)	7,990,931	55,857
International Emerging Markets Fund (a)	1,808,252	27,648
International Fund I (a)	4,727,892	38,154
International Growth Fund (a)	11,988,190	73,847
International Value Fund I (a)	4,581,898	38,580
LargeCap Blend Fund I (a)	10,532,223	59,928
LargeCap Growth Fund (a)	9,064,022	50,305
LargeCap Growth Fund I (a)	9,551,537	55,685
LargeCap Value Fund (a)	4,759,417	31,888
LargeCap Value Fund I (a)	4,184,819	32,349
LargeCap Value Fund III (a)	4,427,868	32,058
MidCap Growth Fund III (a)(b)	2,997,270	18,763
MidCap Value Fund I (a)	2,342,267	18,762
Money Market Fund (a)	1,854,491	1,855
Preferred Securities Fund (a)	12,091,648	77,870
Real Estate Securities Fund (a)	8,640,592	80,358
SmallCap Growth Fund I (a)(b)	340,689	2,095
SmallCap Growth Fund III (a)(b)	1,597,318	9,296
SmallCap S&P 600 Index Fund (a)	1,245,021	12,400
SmallCap Value Fund (a)	937,456	9,975
SmallCap Value Fund I (a)	240,424	2,277
Ultra Short Bond Fund (a)	7,296,732	51,369

		1,362,440

TOTAL INVESTMENT COMPANIES	$ 1,362,440

Total Investments	$ 1,362,440
Other Assets in Excess of Liabilities, Net - 0.01%		113

TOTAL NET ASSETS - 100.00%	$ 1,362,553

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,339
Unrealized Depreciation	(615,353)

Net Unrealized Appreciation (Depreciation)	(603,014)
Cost for federal income tax purposes	1,965,454
All dollar amounts are shown in thousands (000's)

See accompanying notes

29

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063 $	533,899	1,378,344	$ 11,479	13,745,220	$ 114,211	37,867,187 $	405,438
Core Plus Bond Fund I	613,773	6,132	7,664,514	78,869	1,226,302	12,560	7,051,985	72,429
Disciplined LargeCap Blend Fund	11,984,691	178,644	2,015,430	17,389	1,159,754	9,394	12,840,367	186,101
Global Diversified Income Fund	-	-	2,792,507	27,793	14,922	146	2,777,585	27,647
High Yield Fund I	5,264,718	54,628	1,691,304	12,704	1,779,584	13,481	5,176,438	50,808
Inflation Protection Fund	7,998,693	75,616	615,075	3,322	622,837	4,312	7,990,931	74,525
International Emerging Markets Fund	1,713,188	47,050	302,784	3,901	207,720	2,566	1,808,252	48,273
International Fund I	2,621,497	43,553	2,705,716	21,046	599,321	4,372	4,727,892	60,090
International Growth Fund	12,426,357	152,503	315,676	2,113	753,843	4,373	11,988,190	149,866
International Value Fund I	4,090,171	36,992	1,074,300	8,532	582,573	4,272	4,581,898	41,072
LargeCap Blend Fund I	9,754,682	95,603	1,745,326	9,675	967,785	5,016	10,532,223	99,944
LargeCap Growth Fund	8,636,745	64,500	1,239,378	6,461	812,101	4,052	9,064,022	66,842
LargeCap Growth Fund I	9,299,796	78,712	1,078,195	5,392	826,454	3,951	9,551,537	79,938
LargeCap Value Fund	4,170,945	48,699	1,568,151	10,404	979,679	6,793	4,759,417	51,117
LargeCap Value Fund I	3,573,597	49,756	1,255,454	9,117	644,232	4,667	4,184,819	52,936
LargeCap Value Fund III	3,402,381	44,312	1,467,248	10,437	441,761	2,968	4,427,868	51,615
MidCap Growth Fund III	461,239	4,743	2,824,678	14,453	288,647	1,497	2,997,270	17,681
MidCap Value Fund I	390,820	4,854	2,167,058	15,636	215,611	1,497	2,342,267	18,960
Money Market Fund	1,892,286	1,892	4,273,613	4,274	4,311,408	4,312	1,854,491	1,854
Preferred Securities Fund	13,171,121	138,336	610,253	3,797	1,689,726	9,815	12,091,648	127,851
Real Estate Securities Fund	6,693,925	124,646	3,347,179	28,431	1,400,512	12,420	8,640,592	140,002
SmallCap Growth Fund I	311,929	2,764	170,020	904	141,260	706	340,689	2,932
SmallCap Growth Fund III	2,434,092	29,439	-	-	836,774	4,151	1,597,318	19,766
SmallCap S&P 600 Index Fund	2,319,512	35,697	164,141	1,509	1,238,632	11,284	1,245,021	21,926
SmallCap Value Fund	1,592,868	29,564	11,253	123	666,665	6,428	937,456	18,008
SmallCap Value Fund I	190,488	2,783	101,730	910	51,794	427	240,424	3,244
Ultra Short Bond Fund	7,144,188	70,698	152,544	1,107	-	-	7,296,732	71,805

	$ 1,956,015			$ 309,778		$ 249,671	$ 1,962,670

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 11,631			$ (25,729)			$ -
Core Plus Bond Fund I			480		(12)			25
Disciplined LargeCap Blend Fund		2,378			(538)			-
Global Diversified Income Fund			706		-			-
High Yield Fund I		3,132			(3,043)			-
Inflation Protection Fund			30		(101)			-
International Emerging Markets Fund			368		(112)			-
International Fund I			743		(137)			-
International Growth Fund		2,007			(377)			-
International Value Fund I			79		(180)			-
LargeCap Blend Fund I		1,265			(318)			-
LargeCap Growth Fund			94		(67)			-
LargeCap Growth Fund I			8		(215)			-
LargeCap Value Fund			773		(1,193)			-
LargeCap Value Fund I			647		(1,270)			-
LargeCap Value Fund III			761		(166)			-
MidCap Growth Fund III			-		(18)			-
MidCap Value Fund I			228		(33)			-
Money Market Fund			12		-			-
Preferred Securities Fund		3,165			(4,467)			-
Real Estate Securities Fund		1,561			(655)			-
SmallCap Growth Fund I			-		(30)			-
SmallCap Growth Fund III			-		(5,522)			-
SmallCap S&P 600 Index Fund			369		(3,996)			749
SmallCap Value Fund			101		(5,251)			-
SmallCap Value Fund I			29		(22)			-
Ultra Short Bond Fund		1,034			-			-

	$ 31,601			$ (53,452)			$ 774

See accompanying notes

30

Schedule of Investments Principal LifeTime 2020 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.95%)
Principal Funds, Inc. Institutional Class (99.95%)
Bond & Mortgage Securities Fund (a)	69,640,433$	588,462
Core Plus Bond Fund I (a)	14,038,468	146,983
Disciplined LargeCap Blend Fund (a)	37,769,494	336,148
High Yield Fund I (a)	19,864,816	170,043
International Emerging Markets Fund (a)	5,703,352	87,204
International Fund I (a)	17,095,356	137,959
International Growth Fund (a)	33,231,440	204,706
International Value Fund I (a)	16,576,015	139,570
LargeCap Blend Fund I (a)	30,584,755	174,027
LargeCap Growth Fund (a)	28,041,988	155,633
LargeCap Growth Fund I (a)	30,762,188	179,344
LargeCap Value Fund (a)	14,731,210	98,699
LargeCap Value Fund I (a)	13,234,122	102,300
LargeCap Value Fund III (a)	13,864,206	100,377
MidCap Growth Fund III (a)(b)	9,001,049	56,347
MidCap Value Fund I (a)	6,520,442	52,229
Preferred Securities Fund (a)	25,476,603	164,069
Real Estate Securities Fund (a)	16,068,528	149,437
SmallCap Growth Fund I (a)(b)	1,308,076	8,045
SmallCap Growth Fund III (a)(b)	6,536,080	38,040
SmallCap S&P 600 Index Fund (a)	4,837,481	48,181
SmallCap Value Fund (a)	3,906,206	41,562
SmallCap Value Fund I (a)	861,575	8,159

		3,187,524

TOTAL INVESTMENT COMPANIES	$ 3,187,524

Total Investments	$ 3,187,524
Other Assets in Excess of Liabilities, Net - 0.05%		1,536

TOTAL NET ASSETS - 100.00%	$ 3,189,060

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 24,598
Unrealized Depreciation	(1,520,591)

Net Unrealized Appreciation (Depreciation)	(1,495,993)
Cost for federal income tax purposes	4,683,517
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	48.56%
Fixed Income Funds	33.54%
International Equity Funds	17.85%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

See accompanying notes

31

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	2,343,261	$ 19,510	16,073,224	$ 133,451	69,640,433 $	741,855
Core Plus Bond Fund I	2,012,707	20,092	13,466,194	139,392	1,440,433	14,802	14,038,468	144,678
Disciplined LargeCap Blend Fund	33,932,265	498,476	5,849,642	51,417	2,012,413	16,593	37,769,494	532,425
High Yield Fund I	17,077,353	176,164	3,774,966	27,826	987,503	7,546	19,864,816	196,463
International Emerging Markets Fund	5,151,195	139,172	939,406	12,460	387,249	4,828	5,703,352	146,714
International Fund I	8,718,196	142,739	9,456,686	74,170	1,079,526	7,999	17,095,356	208,533
International Growth Fund	33,562,863	409,966	1,026,938	6,756	1,358,361	7,997	33,231,440	408,151
International Value Fund I	12,357,203	111,821	5,287,313	42,208	1,068,501	7,997	16,576,015	145,635
LargeCap Blend Fund I	26,580,563	255,715	5,692,132	32,055	1,687,940	8,900	30,584,755	278,395
LargeCap Growth Fund	24,025,377	182,605	5,538,136	29,108	1,521,525	7,696	28,041,988	203,802
LargeCap Growth Fund I	28,408,467	239,187	3,928,857	19,865	1,575,136	7,695	30,762,188	251,289
LargeCap Value Fund	11,908,776	137,773	3,640,459	24,630	818,025	5,131	14,731,210	156,939
LargeCap Value Fund I	10,560,523	144,475	3,427,884	25,091	754,285	5,129	13,234,122	164,119
LargeCap Value Fund III	10,295,416	134,720	4,333,458	31,186	764,668	5,132	13,864,206	160,448
MidCap Growth Fund III	6,268,564	63,211	3,247,293	17,356	514,808	2,717	9,001,049	77,828
MidCap Value Fund I	4,458,827	60,690	2,445,473	18,025	383,858	2,716	6,520,442	75,896
Preferred Securities Fund	25,758,812	265,440	1,238,706	7,700	1,520,915	8,754	25,476,603	262,690
Real Estate Securities Fund	13,143,000	241,559	4,006,732	34,693	1,081,204	8,756	16,068,528	267,256
SmallCap Growth Fund I	1,261,877	11,300	357,826	1,960	311,627	1,595	1,308,076	11,422
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	37,655	216	6,536,080	75,590
SmallCap S&P 600 Index Fund	5,297,374	88,330	529,177	5,261	989,070	8,961	4,837,481	81,988
SmallCap Value Fund	4,250,007	74,141	60,988	655	404,789	3,905	3,906,206	69,505
SmallCap Value Fund I	772,322	11,331	196,028	1,830	106,775	904	861,575	12,170

	$ 4,364,804			$ 623,393		$ 279,420	$ 4,673,791

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 19,971			$ (24,514)			$ -
Core Plus Bond Fund I			982		(4)			86
Disciplined LargeCap Blend Fund		6,906			(875)			-
High Yield Fund I		13,356			19			-
International Emerging Markets Fund		1,151			(90)			-
International Fund I		2,621			(377)			-
International Growth Fund		5,456			(574)			-
International Value Fund I			252		(397)			-
LargeCap Blend Fund I		3,542			(475)			-
LargeCap Growth Fund			269		(215)			-
LargeCap Growth Fund I			26		(68)			-
LargeCap Value Fund		2,611			(333)			-
LargeCap Value Fund I		2,112			(318)			-
LargeCap Value Fund III		2,413			(326)			-
MidCap Growth Fund III			-		(22)			-
MidCap Value Fund I			669		(103)			-
Preferred Securities Fund		6,464			(1,696)			-
Real Estate Securities Fund		3,098			(240)			-
SmallCap Growth Fund I			-		(243)			-
SmallCap Growth Fund III			-		(20)			-
SmallCap S&P 600 Index Fund		1,392			(2,642)			2,823
SmallCap Value Fund			411		(1,386)			-
SmallCap Value Fund I			115		(87)			-

	$ 73,817			$ (34,986)			$ 2,909

See accompanying notes

32

Schedule of Investments Principal LifeTime 2030 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (99.97%)
Bond & Mortgage Securities Fund (a)	34,464,551$	291,225
Core Plus Bond Fund I (a)	7,437,945	77,875
Disciplined LargeCap Blend Fund (a)	37,708,889	335,609
High Yield Fund I (a)	20,456,028	175,104
International Emerging Markets Fund (a)	6,359,466	97,236
International Fund I (a)	14,698,799	118,619
International Growth Fund (a)	34,504,688	212,549
International Value Fund I (a)	16,103,786	135,594
LargeCap Blend Fund I (a)	29,723,338	169,126
LargeCap Growth Fund (a)	29,386,840	163,097
LargeCap Growth Fund I (a)	32,781,659	191,117
LargeCap Value Fund (a)	15,550,663	104,189
LargeCap Value Fund I (a)	13,684,137	105,778
LargeCap Value Fund III (a)	14,254,097	103,200
MidCap Growth Fund III (a)(b)	9,019,350	56,461
MidCap Value Fund I (a)	7,037,719	56,372
Preferred Securities Fund (a)	19,224,951	123,809
Real Estate Securities Fund (a)	13,967,151	129,895
SmallCap Growth Fund I (a)(b)	4,772,442	29,351
SmallCap Growth Fund III (a)(b)	5,038,948	29,327
SmallCap S&P 600 Index Fund (a)	2,865,052	28,536
SmallCap Value Fund (a)	2,828,705	30,097
SmallCap Value Fund I (a)	2,666,842	25,255

		2,789,421

TOTAL INVESTMENT COMPANIES	$ 2,789,421

Total Investments	$ 2,789,421
Other Assets in Excess of Liabilities, Net - 0.03%		865

TOTAL NET ASSETS - 100.00%	$ 2,790,286

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 25,211
Unrealized Depreciation	(1,374,072)

Net Unrealized Appreciation (Depreciation)	(1,348,861)
Cost for federal income tax purposes	4,138,282
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	55.82%
Fixed Income Funds	23.94%
International Equity Funds	20.21%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

33

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	1,162,047	$ 9,675	8,065,856	$ 67,232	34,464,551 $	367,092
Core Plus Bond Fund I	1,292,255	12,905	6,360,840	65,964	215,150	2,233	7,437,945	76,636
Disciplined LargeCap Blend Fund	32,957,147	481,530	5,321,573	46,804	569,831	4,825	37,708,889	523,397
High Yield Fund I	16,995,689	175,066	3,727,507	27,578	267,168	1,994	20,456,028	200,647
International Emerging Markets Fund	5,276,189	142,697	1,199,201	15,895	115,924	1,476	6,359,466	157,104
International Fund I	9,146,256	148,233	5,871,107	45,349	318,564	2,473	14,698,799	191,063
International Growth Fund	34,083,294	412,726	825,243	5,554	403,849	2,472	34,504,688	415,614
International Value Fund I	12,693,853	114,850	3,725,198	29,785	315,265	2,474	16,103,786	142,108
LargeCap Blend Fund I	25,624,835	244,876	4,573,838	25,933	475,335	2,591	29,723,338	268,150
LargeCap Growth Fund	25,908,112	197,522	3,966,392	21,134	487,664	2,512	29,386,840	216,113
LargeCap Growth Fund I	29,248,069	244,827	4,041,642	20,587	508,052	2,472	32,781,659	262,940
LargeCap Value Fund	13,044,281	149,947	2,761,442	18,796	255,060	1,674	15,550,663	167,026
LargeCap Value Fund I	11,141,619	151,697	2,771,983	20,833	229,465	1,635	13,684,137	170,854
LargeCap Value Fund III	10,549,351	135,814	3,943,073	28,583	238,327	1,674	14,254,097	162,684
MidCap Growth Fund III	6,672,676	66,951	2,503,186	13,359	156,512	837	9,019,350	79,466
MidCap Value Fund I	5,111,801	69,356	2,040,610	15,114	114,692	836	7,037,719	83,616
Preferred Securities Fund	18,635,074	190,757	907,908	5,637	318,031	1,913	19,224,951	194,420
Real Estate Securities Fund	9,703,517	175,289	4,480,812	40,654	217,178	1,914	13,967,151	213,990
SmallCap Growth Fund I	4,280,458	41,646	553,427	3,036	61,443	319	4,772,442	44,362
SmallCap Growth Fund III	4,945,660	55,931	150,706	851	57,418	318	5,038,948	56,460
SmallCap S&P 600 Index Fund	3,027,613	47,718	420,747	4,098	583,308	5,360	2,865,052	45,318
SmallCap Value Fund	3,232,531	54,381	145,326	1,520	549,152	5,318	2,828,705	48,726
SmallCap Value Fund I	2,379,677	41,656	322,869	2,992	35,704	319	2,666,842	44,317

	$ 3,792,246			$ 469,731		$ 114,871	$ 4,132,103

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 9,942			$ (11,222)			$ -
Core Plus Bond Fund I			518		-			52
Disciplined LargeCap Blend Fund		6,726			(112)			-
High Yield Fund I		13,171			(3)			-
International Emerging Markets Fund		1,184			(12)			-
International Fund I		2,777			(46)			-
International Growth Fund		5,554			(194)			-
International Value Fund I			261		(53)			-
LargeCap Blend Fund I		3,426			(68)			-
LargeCap Growth Fund			291		(31)			-
LargeCap Growth Fund I			27		(2)			-
LargeCap Value Fund		2,868			(43)			-
LargeCap Value Fund I		2,237			(41)			-
LargeCap Value Fund III		2,483			(39)			-
MidCap Growth Fund III			-		(7)			-
MidCap Value Fund I			756		(18)			-
Preferred Securities Fund			4,743		(61)			-
Real Estate Securities Fund		2,513			(39)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(4)			-
SmallCap S&P 600 Index Fund			772		(1,138)			1,562
SmallCap Value Fund			286		(1,857)			-
SmallCap Value Fund I			339		(12)			-

	$ 60,874			$ (15,003)			$ 1,614

See accompanying notes

34

Schedule of Investments Principal LifeTime 2040 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (99.97%)
Bond & Mortgage Securities Fund (a)	9,022,940 $	76,244
Core Plus Bond Fund I (a)	3,168,203	33,171
Disciplined LargeCap Blend Fund (a)	21,922,469	195,110
High Yield Fund I (a)	11,074,333	94,796
International Emerging Markets Fund (a)	4,096,238	62,631
International Fund I (a)	10,688,952	86,260
International Growth Fund (a)	19,240,654	118,522
International Value Fund I (a)	10,759,133	90,592
LargeCap Blend Fund I (a)	17,819,250	101,392
LargeCap Growth Fund (a)	18,493,139	102,637
LargeCap Growth Fund I (a)	21,859,030	127,438
LargeCap Value Fund (a)	9,885,818	66,235
LargeCap Value Fund I (a)	8,634,907	66,748
LargeCap Value Fund III (a)	8,667,357	62,752
MidCap Growth Fund III (a)(b)	5,363,531	33,576
MidCap Value Fund I (a)	4,156,492	33,293
Preferred Securities Fund (a)	8,022,339	51,664
Real Estate Securities Fund (a)	5,749,746	53,473
SmallCap Growth Fund I (a)(b)	3,074,241	18,907
SmallCap Growth Fund III (a)(b)	2,782,996	16,197
SmallCap S&P 600 Index Fund (a)	1,820,280	18,130
SmallCap Value Fund (a)	1,888,347	20,092
SmallCap Value Fund I (a)	1,722,954	16,316

		1,546,176

TOTAL INVESTMENT COMPANIES	$ 1,546,176

Total Investments	$ 1,546,176
Other Assets in Excess of Liabilities, Net - 0.03%		399

TOTAL NET ASSETS - 100.00%	$ 1,546,575

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 18,686
Unrealized Depreciation	(763,057)

Net Unrealized Appreciation (Depreciation)	(744,371)
Cost for federal income tax purposes	2,290,547
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	60.28%
International Equity Funds	23.15%
Fixed Income Funds	16.54%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

35

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	289,282	$ 2,408	1,231,880	$ 10,322	9,022,940 $	95,490
Core Plus Bond Fund I	413,816	4,133	2,785,314	28,830	30,927	323	3,168,203	32,640
Disciplined LargeCap Blend Fund	18,043,681	262,845	4,056,595	35,310	177,807	1,590	21,922,469	296,558
High Yield Fund I	9,687,508	99,519	1,470,087	10,746	83,262	621	11,074,333	109,640
International Emerging Markets Fund	3,171,707	85,303	962,891	12,669	38,360	509	4,096,238	97,463
International Fund I	6,154,104	98,958	4,637,449	36,703	102,601	857	10,688,952	134,801
International Growth Fund	18,912,442	232,195	457,454	3,079	129,242	845	19,240,654	234,442
International Value Fund I	7,567,921	68,430	3,291,738	26,001	100,526	844	10,759,133	93,584
LargeCap Blend Fund I	14,614,096	138,722	3,350,666	18,783	145,512	844	17,819,250	156,658
LargeCap Growth Fund	15,259,020	117,883	3,401,638	17,971	167,519	893	18,493,139	134,960
LargeCap Growth Fund I	18,524,515	154,149	3,515,796	17,777	181,281	894	21,859,030	171,034
LargeCap Value Fund	7,933,433	91,270	2,036,594	13,726	84,209	596	9,885,818	104,398
LargeCap Value Fund I	6,776,445	91,297	1,936,005	14,250	77,543	597	8,634,907	104,948
LargeCap Value Fund III	6,737,677	87,827	2,008,392	14,469	78,712	595	8,667,357	101,698
MidCap Growth Fund III	4,017,069	40,030	1,398,042	7,753	51,580	285	5,363,531	47,498
MidCap Value Fund I	3,103,078	41,274	1,090,514	8,169	37,100	285	4,156,492	49,157
Preferred Securities Fund	7,719,117	78,204	376,719	2,339	73,497	472	8,022,339	80,069
Real Estate Securities Fund	4,546,861	86,094	1,253,865	10,976	50,980	497	5,749,746	96,571
SmallCap Growth Fund I	2,739,334	26,644	358,024	1,959	23,117	122	3,074,241	28,481
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	17,352	102	2,782,996	31,057
SmallCap S&P 600 Index Fund	1,564,839	24,670	265,707	2,572	10,266	100	1,820,280	27,142
SmallCap Value Fund	1,783,065	30,010	115,594	1,197	10,312	112	1,888,347	31,095
SmallCap Value Fund I	1,581,572	27,744	152,973	1,403	11,591	111	1,722,954	29,035

	$ 2,022,584			$ 289,512		$ 22,416	$ 2,288,419

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 2,520			$ (1,242)			$ -
Core Plus Bond Fund I			218		-			20
Disciplined LargeCap Blend Fund		3,726			(7)			-
High Yield Fund I		7,432			(4)			-
International Emerging Markets Fund			725		-			-
International Fund I		1,906			(3)			-
International Growth Fund		3,079			13			-
International Value Fund I			161		(3)			-
LargeCap Blend Fund I		1,974			(3)			-
LargeCap Growth Fund			173		(1)			-
LargeCap Growth Fund I			17		2			-
LargeCap Value Fund		1,765			(2)			-
LargeCap Value Fund I		1,383			(2)			-
LargeCap Value Fund III		1,603			(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			416		(1)			-
Preferred Securities Fund		1,968			(2)			-
Real Estate Securities Fund		1,088			(2)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			487		-			985
SmallCap Value Fund			189		-			-
SmallCap Value Fund I			222		(1)			-

	$ 31,052			$ (1,261)			$ 1,005

See accompanying notes

36

Schedule of Investments Principal LifeTime 2050 Fund April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.06%)
Principal Funds, Inc. Institutional Class (100.06%)
Bond & Mortgage Securities Fund (a)	1,620,940 $	13,697
Core Plus Bond Fund I (a)	874,901	9,160
Disciplined LargeCap Blend Fund (a)	8,536,463	75,974
High Yield Fund I (a)	3,875,046	33,170
International Emerging Markets Fund (a)	1,671,714	25,560
International Fund I (a)	5,113,433	41,265
International Growth Fund (a)	7,688,814	47,363
International Value Fund I (a)	5,210,264	43,870
LargeCap Blend Fund I (a)	7,126,806	40,552
LargeCap Growth Fund (a)	8,447,974	46,886
LargeCap Growth Fund I (a)	9,160,324	53,405
LargeCap Value Fund (a)	4,373,515	29,303
LargeCap Value Fund I (a)	3,992,030	30,858
LargeCap Value Fund III (a)	4,094,420	29,644
MidCap Growth Fund III (a)(b)	2,499,932	15,650
MidCap Value Fund I (a)	1,860,784	14,905
Preferred Securities Fund (a)	2,378,510	15,318
Real Estate Securities Fund (a)	2,569,514	23,896
SmallCap Growth Fund I (a)(b)	1,370,721	8,430
SmallCap Growth Fund III (a)(b)	1,228,135	7,148
SmallCap S&P 600 Index Fund (a)	636,812	6,343
SmallCap Value Fund (a)	786,289	8,366
SmallCap Value Fund I (a)	820,385	7,769

		628,532

TOTAL INVESTMENT COMPANIES	$ 628,532

Total Investments	$ 628,532
Liabilities in Excess of Other Assets, Net - (0.06)%		(376)

TOTAL NET ASSETS - 100.00%	$ 628,156

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,244
Unrealized Depreciation	(314,167)

Net Unrealized Appreciation (Depreciation)	(304,923)
Cost for federal income tax purposes	933,455
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	63.54%
International Equity Funds	25.16%
Fixed Income Funds	11.36%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

37

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	47,380	$ 394	81,114	$ 676	1,620,940 $	17,155
Core Plus Bond Fund I	78,014	779	862,579	8,917	65,692	676	874,901	9,020
Disciplined LargeCap Blend Fund	7,318,717	105,744	2,189,311	18,897	971,565	8,441	8,536,463	116,268
High Yield Fund I	4,084,795	41,985	614,923	4,490	824,672	6,376	3,875,046	39,877
International Emerging Markets Fund	1,329,433	35,945	565,578	7,345	223,297	2,904	1,671,714	40,421
International Fund I	2,519,326	40,567	3,218,842	24,890	624,735	4,863	5,113,433	60,613
International Growth Fund	8,198,822	99,192	276,392	1,803	786,400	4,861	7,688,814	95,383
International Value Fund I	3,207,225	28,987	2,608,311	20,352	605,272	4,795	5,210,264	44,571
LargeCap Blend Fund I	5,915,392	56,021	2,037,034	11,284	825,620	4,592	7,126,806	62,762
LargeCap Growth Fund	6,755,870	51,784	2,692,101	14,036	999,997	5,267	8,447,974	60,583
LargeCap Growth Fund I	7,941,620	66,102	2,237,818	11,245	1,019,114	5,268	9,160,324	72,140
LargeCap Value Fund	3,436,244	39,344	1,469,215	9,771	531,944	3,511	4,373,515	45,614
LargeCap Value Fund I	3,017,396	40,682	1,461,847	10,526	487,213	3,511	3,992,030	47,751
LargeCap Value Fund III	2,895,911	37,359	1,695,051	11,996	496,542	3,511	4,094,420	45,867
MidCap Growth Fund III	1,736,473	17,196	1,053,412	5,775	289,953	1,621	2,499,932	21,369
MidCap Value Fund I	1,335,626	17,757	741,623	5,501	216,465	1,620	1,860,784	21,652
Preferred Securities Fund	2,586,984	26,316	121,311	756	329,785	2,025	2,378,510	24,540
Real Estate Securities Fund	1,815,051	37,006	1,068,023	9,380	313,560	2,701	2,569,514	43,623
SmallCap Growth Fund I	1,401,902	13,645	217,427	1,172	248,608	1,362	1,370,721	13,059
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	9,827	57	1,228,135	13,476
SmallCap S&P 600 Index Fund	542,733	8,284	146,044	1,376	51,965	472	636,812	9,198
SmallCap Value Fund	774,343	12,944	84,807	866	72,861	743	786,289	13,032
SmallCap Value Fund I	807,951	14,213	87,032	791	74,598	676	820,385	14,228

	$ 822,591			$ 181,852		$ 70,529	$ 932,202

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 412			$ (58)			$ -
Core Plus Bond Fund I			60		-			6
Disciplined LargeCap Blend Fund		1,513			68			-
High Yield Fund I		3,133			(222)			-
International Emerging Markets Fund			305		35			-
International Fund I			791		19			-
International Growth Fund		1,334			(751)			-
International Value Fund I			69		27			-
LargeCap Blend Fund I			801		49			-
LargeCap Growth Fund			77		30			-
LargeCap Growth Fund I			8		61			-
LargeCap Value Fund			767		10			-
LargeCap Value Fund I			615		54			-
LargeCap Value Fund III			694		23			-
MidCap Growth Fund III			-		19			-
MidCap Value Fund I			179		14			-
Preferred Securities Fund			632		(507)			-
Real Estate Securities Fund			465		(62)			-
SmallCap Growth Fund I			-		(396)			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			171		10			344
SmallCap Value Fund			82		(35)			-
SmallCap Value Fund I			113		(100)			-

	$ 12,221			$ (1,712)			$ 350

See accompanying notes

38

     Schedule of Investments Principal LifeTime Strategic Income Fund

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (99.91%)
Bond & Mortgage Securities Fund (a)	18,499,463$	156,321
Core Plus Bond Fund I (a)	3,321,759	34,779
Disciplined LargeCap Blend Fund (a)	1,648,992	14,676
Global Diversified Income Fund (a)	2,437,306	25,202
High Yield Fund I (a)	716,316	6,132
Inflation Protection Fund (a)	8,803,888	61,539
International Emerging Markets Fund (a)	96,574	1,477
International Fund I (a)	626,732	5,058
International Growth Fund (a)	1,632,185	10,054
International Value Fund I (a)	656,913	5,531
LargeCap Blend Fund I (a)	1,428,656	8,129
LargeCap Growth Fund (a)	1,279,667	7,102
LargeCap Growth Fund I (a)	1,192,869	6,954
LargeCap Value Fund (a)	521,529	3,494
LargeCap Value Fund I (a)	326,823	2,526
LargeCap Value Fund III (a)	478,776	3,466
MidCap Growth Fund III (a)(b)	380,455	2,382
MidCap Value Fund I (a)	302,390	2,422
Money Market Fund (a)	1,231,121	1,231
Preferred Securities Fund (a)	3,439,375	22,150
Real Estate Securities Fund (a)	2,267,966	21,092
SmallCap S&P 600 Index Fund (a)	629,432	6,269
Ultra Short Bond Fund (a)	8,516,219	59,954

		467,940

TOTAL INVESTMENT COMPANIES	$ 467,940

Total Investments	$ 467,940
Other Assets in Excess of Liabilities, Net - 0.09%		424

TOTAL NET ASSETS - 100.00%	$ 468,364

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,108
Unrealized Depreciation	(155,428)

Net Unrealized Appreciation (Depreciation)	(152,320)
Cost for federal income tax purposes	620,260
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	78.42%
Domestic Equity Funds	16.77%
International Equity Funds	4.72%
Other Assets in Excess of Liabilities, Net	0.09%

TOTAL NET ASSETS	100.00%

See accompanying notes

39

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962 $	257,259	647,439	$ 5,392	6,208,938	$ 51,572	18,499,463 $	198,836
Core Plus Bond Fund I	440,324	4,385	3,744,367	38,586	862,932	8,883	3,321,759	34,104
Disciplined LargeCap Blend Fund	1,440,229	20,372	428,922	3,757	220,159	1,826	1,648,992	22,208
Global Diversified Income Fund	-	-	2,462,331	24,545	25,025	244	2,437,306	24,301
High Yield Fund I	195,907	1,960	860,969	6,613	340,560	2,594	716,316	5,705
Inflation Protection Fund	8,889,165	84,725	798,086	4,461	883,363	6,163	8,803,888	82,787
International Emerging Markets Fund	75,470	1,991	60,309	802	39,205	493	96,574	2,285
International Fund I	366,052	6,015	372,012	2,901	111,332	834	626,732	8,052
International Growth Fund	1,730,544	18,991	43,034	288	141,393	839	1,632,185	18,389
International Value Fund I	537,567	4,870	224,722	1,792	105,376	794	656,913	5,836
LargeCap Blend Fund I	1,284,851	12,494	329,416	1,858	185,611	986	1,428,656	13,309
LargeCap Growth Fund	1,233,481	8,403	192,014	1,024	145,828	740	1,279,667	8,677
LargeCap Growth Fund I	1,076,894	9,125	268,678	1,356	152,703	741	1,192,869	9,704
LargeCap Value Fund	779,151	8,854	135,003	914	392,625	2,868	521,529	6,054
LargeCap Value Fund I	59,405	718	338,961	2,447	71,543	493	326,823	2,647
LargeCap Value Fund III	812,964	10,120	136,044	993	470,232	3,693	478,776	6,291
MidCap Growth Fund III	217,986	2,124	218,439	1,216	55,970	296	380,455	3,032
MidCap Value Fund I	180,088	2,128	163,894	1,241	41,592	297	302,390	3,060
Money Market Fund	1,115,312	1,115	6,279,056	6,279	6,163,247	6,163	1,231,121	1,231
Preferred Securities Fund	4,189,968	44,531	182,562	1,138	933,155	5,622	3,439,375	37,168
Real Estate Securities Fund	1,629,291	27,473	1,355,259	12,577	716,584	6,923	2,267,966	32,164
SmallCap S&P 600 Index Fund	579,889	8,795	111,567	1,088	62,024	541	629,432	9,326
Ultra Short Bond Fund	8,338,181	82,541	178,039	1,291	1	-	8,516,219	83,832

	$ 618,989			$ 122,559		$ 103,605	$ 618,998

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 5,460			$ (12,243)			$ -
Core Plus Bond Fund I			236		16			18
Disciplined LargeCap Blend Fund			288		(95)			-
Global Diversified Income Fund			623		-			-
High Yield Fund I			67		(274)			-
Inflation Protection Fund			33		(236)			-
International Emerging Markets Fund			19		(15)			-
International Fund I			106		(30)			-
International Growth Fund			277		(51)			-
International Value Fund I			11		(32)			-
LargeCap Blend Fund I			167		(57)			-
LargeCap Growth Fund			13		(10)			-
LargeCap Growth Fund I			1		(36)			-
LargeCap Value Fund			98		(846)			-
LargeCap Value Fund I			15		(25)			-
LargeCap Value Fund III			95		(1,129)			-
MidCap Growth Fund III			-		(12)			-
MidCap Value Fund I			25		(12)			-
Money Market Fund			10		-			-
Preferred Securities Fund			937		(2,879)			-
Real Estate Securities Fund			312		(963)			-
SmallCap S&P 600 Index Fund			178		(16)			359
Ultra Short Bond Fund		1,207			-			-

	$ 10,178			$ (18,945)			$ 377

See accompanying notes

40

Schedule of Investments SAM Balanced Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.06%)
Principal Funds, Inc. Institutional Class (100.06%)
Disciplined LargeCap Blend Fund (a)	15,440,863 $	137,424
Diversified International Fund (a)	24,203,022	164,339
Equity Income Fund (a)	27,955,276	347,764
High Yield Fund (a)	20,930,542	136,676
Income Fund (a)	36,971,483	306,863
International Emerging Markets Fund (a)	3,918,987	59,921
LargeCap Growth Fund (a)	44,077,410	244,630
LargeCap Growth Fund II (a)	43,736,962	254,112
LargeCap Value Fund III (a)	16,939,654	122,643
MidCap Stock Fund (a)	8,439,642	96,634
Money Market Fund (a)	147,551	148
Mortgage Securities Fund (a)	36,055,120	385,429
Preferred Securities Fund (a)	17,397,504	112,040
Real Estate Securities Fund (a)	6,848,968	63,695
Short Term Income Fund (a)	5,890,401	66,797
SmallCap Growth Fund (a)	9,517,925	47,399
SmallCap Value Fund (a)	4,485,188	47,722
West Coast Equity Fund (a)	4,466,056	124,737

		2,718,973

TOTAL INVESTMENT COMPANIES	$ 2,718,973

Total Investments	$ 2,718,973
Liabilities in Excess of Other Assets, Net - (0.06)%		(1,638)

TOTAL NET ASSETS - 100.00%	$ 2,717,335

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 30,071
Unrealized Depreciation	(684,460)

Net Unrealized Appreciation (Depreciation)	(654,389)
Cost for federal income tax purposes	3,373,362
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.72%
Fixed Income Funds	37.09%
International Equity Funds	8.25%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

41

Schedule of Investments
SAM Balanced Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	459,968	$ 4,127	4,327,986	$ 33,617	15,440,863 $	190,391
Diversified International Fund	24,384,063	261,201	844,039	6,043	1,025,080	6,118	24,203,022	253,068
Equity Income Fund	28,285,889	469,942	660,252	8,139	990,865	12,344	27,955,276	456,976
High Yield Fund	22,951,355	176,432	1,190,852	7,035	3,211,665	18,839	20,930,542	156,827
Income Fund	43,896,352	395,509	1,726,264	13,857	8,651,133	69,176	36,971,483	330,092
International Emerging Markets Fund	3,816,721	92,295	111,415	1,540	9,149	119	3,918,987	93,559
LargeCap Growth Fund	46,001,459	272,026	326,110	1,785	2,250,159	10,920	44,077,410	258,987
LargeCap Growth Fund II	46,174,007	382,760	471,895	2,605	2,908,940	14,764	43,736,962	357,293
LargeCap Value Fund III	19,114,245	184,510	693,850	5,290	2,868,441	17,508	16,939,654	158,506
MidCap Stock Fund	8,728,233	106,643	167,458	1,827	456,049	4,803	8,439,642	100,616
Money Market Fund	146,750	147	1,300	1	499	-	147,551	148
Mortgage Securities Fund	48,339,182	512,190	1,090,451	11,406	13,374,513	141,716	36,055,120	380,071
Preferred Securities Fund	17,698,875	159,008	897,303	5,561	1,198,674	7,618	17,397,504	153,117
Real Estate Securities Fund	6,786,067	106,288	251,676	2,231	188,775	1,434	6,848,968	104,915
Short Term Income Fund	8,894,620	102,719	186,234	2,076	3,190,453	35,526	5,890,401	67,822
SmallCap Growth Fund	9,534,651	50,107	129,977	643	146,703	646	9,517,925	49,390
SmallCap Value Fund	4,417,437	69,901	89,698	977	21,947	215	4,485,188	70,496
West Coast Equity Fund	4,262,229	129,132	311,877	8,587	108,050	2,793	4,466,056	133,876

	$ 3,718,307			$ 83,730		$ 378,156	$ 3,316,150

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 3,773			$ (27,616)			$ -
Diversified International Fund		5,260			(8,058)			-
Equity Income Fund		7,380			(8,761)			-
High Yield Fund		7,076			(7,801)			-
Income Fund		10,713			(10,098)			-
International Emerging Markets Fund			802		(157)			-
LargeCap Growth Fund			497		(3,904)			-
LargeCap Growth Fund II		1,690			(13,308)			-
LargeCap Value Fund III		4,293			(13,786)			-
MidCap Stock Fund		1,360			(3,051)			78
Money Market Fund			1		-			-
Mortgage Securities Fund		10,583			(1,809)			33
Preferred Securities Fund		4,347			(3,834)			-
Real Estate Securities Fund		1,422			(2,170)			-
Short Term Income Fund		1,691			(1,447)			-
SmallCap Growth Fund			6		(714)			-
SmallCap Value Fund			462		(167)			-
West Coast Equity Fund		1,633			(1,050)			6,484

	$ 62,989			$ (107,731)			$ 6,595

See accompanying notes

42

Schedule of Investments SAM Conservative Balanced Portfolio

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.78%)
Principal Funds, Inc. Institutional Class (99.78%)
Disciplined LargeCap Blend Fund (a)	2,232,419 $	19,869
Diversified International Fund (a)	3,462,350	23,509
Equity Income Fund (a)	3,622,430	45,063
High Yield Fund (a)	5,799,884	37,873
Income Fund (a)	12,172,777	101,034
International Emerging Markets Fund (a)	600,626	9,184
LargeCap Growth Fund (a)	5,855,231	32,497
LargeCap Growth Fund II (a)	5,820,658	33,818
LargeCap Value Fund III (a)	2,208,688	15,991
MidCap Stock Fund (a)	1,286,907	14,735
Money Market Fund (a)	2,237,113	2,237
Mortgage Securities Fund (a)	12,318,540	131,685
Preferred Securities Fund (a)	3,748,690	24,142
Real Estate Securities Fund (a)	1,023,168	9,515
Short Term Income Fund (a)	2,865,718	32,497
SmallCap Growth Fund (a)	1,370,683	6,826
SmallCap Value Fund (a)	609,504	6,485
West Coast Equity Fund (a)	638,586	17,836

		564,796

TOTAL INVESTMENT COMPANIES	$ 564,796

Total Investments	$ 564,796
Other Assets in Excess of Liabilities, Net - 0.22%		1,234

TOTAL NET ASSETS - 100.00%	$ 566,030

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,274
Unrealized Depreciation	(100,202)

Net Unrealized Appreciation (Depreciation)	(94,928)
Cost for federal income tax purposes	659,724
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.21%
Domestic Equity Funds	35.80%
International Equity Funds	5.77%
Other Assets in Excess of Liabilities, Net	0.22%

TOTAL NET ASSETS	100.00%

See accompanying notes

43

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	235,955	$ 2,122	206,306	$ 1,587	2,232,419 $	26,711
Diversified International Fund	2,870,496	30,256	597,672	4,144	5,818	39	3,462,350	34,319
Equity Income Fund	3,193,505	53,509	431,163	5,335	2,238	28	3,622,430	58,796
High Yield Fund	5,350,639	41,009	535,257	3,241	86,012	526	5,799,884	43,533
Income Fund	12,098,462	110,202	785,148	6,318	710,833	5,710	12,172,777	109,891
International Emerging Markets Fund	484,678	11,157	117,676	1,553	1,728	22	600,626	12,658
LargeCap Growth Fund	5,225,424	30,903	890,347	4,761	260,540	1,257	5,855,231	33,938
LargeCap Growth Fund II	5,183,169	42,190	891,564	4,834	254,075	1,256	5,820,658	44,573
LargeCap Value Fund III	1,982,521	19,775	532,575	4,073	306,408	1,886	2,208,688	20,505
MidCap Stock Fund	1,131,862	15,971	159,280	1,704	4,235	46	1,286,907	17,603
Money Market Fund	2,224,964	2,225	12,149	12	-	-	2,237,113	2,237
Mortgage Securities Fund	13,339,826	142,430	486,086	5,118	1,507,372	15,976	12,318,540	131,191
Preferred Securities Fund	3,389,482	29,954	381,278	2,355	22,070	139	3,748,690	32,098
Real Estate Securities Fund	777,966	12,341	246,322	2,294	1,120	11	1,023,168	14,613
Short Term Income Fund	3,350,516	39,004	93,508	1,043	578,306	6,451	2,865,718	33,232
SmallCap Growth Fund	1,179,103	6,482	262,179	1,258	70,599	287	1,370,683	7,135
SmallCap Value Fund	484,840	7,332	124,664	1,327	-	-	609,504	8,659
West Coast Equity Fund	519,383	15,700	122,231	3,307	3,028	79	638,586	18,881

	$ 637,941			$ 54,799		$ 35,300	$ 650,573

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 455			$ (1,325)			$ -
Diversified International Fund		693			(42)			-
Equity Income Fund		907			(20)			-
High Yield Fund		1,812			(191)			-
Income Fund		3,346			(919)			-
International Emerging Markets Fund		116			(30)			-
LargeCap Growth Fund		60			(469)			-
LargeCap Growth Fund II		207			(1,195)			-
LargeCap Value Fund III		509			(1,457)			-
MidCap Stock Fund		188			(26)			11
Money Market Fund		12			-			-
Mortgage Securities Fund		3,364			(381)			3
Preferred Securities Fund		882			(72)			-
Real Estate Securities Fund		199			(11)			-
Short Term Income Fund		768			(364)			-
SmallCap Growth Fund		1			(318)			-
SmallCap Value Fund		57			-			-
West Coast Equity Fund		212			(47)			820

	$ 13,788			$ (6,867)			$ 834

See accompanying notes

44

Schedule of Investments SAM Conservative Growth Portfolio

April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.12%)
Principal Funds, Inc. Institutional Class (100.12%)
Disciplined LargeCap Blend Fund (a)	14,614,314 $	130,067
Diversified International Fund (a)	26,045,186	176,847
Equity Income Fund (a)	27,209,803	338,490
High Yield Fund (a)	10,201,376	66,615
Income Fund (a)	10,585,886	87,863
International Emerging Markets Fund (a)	3,618,039	55,320
LargeCap Growth Fund (a)	41,826,379	232,136
LargeCap Growth Fund II (a)	40,811,066	237,112
LargeCap Value Fund III (a)	16,668,742	120,682
MidCap Stock Fund (a)	9,807,327	112,294
Money Market Fund (a)	12,790,538	12,791
Mortgage Securities Fund (a)	12,156,318	129,951
Preferred Securities Fund (a)	6,033,253	38,854
Real Estate Securities Fund (a)	5,968,881	55,511
Short Term Income Fund (a)	1,081,683	12,266
SmallCap Growth Fund (a)	8,611,915	42,887
SmallCap Value Fund (a)	4,304,813	45,803
West Coast Equity Fund (a)	4,704,363	131,393

		2,026,882

TOTAL INVESTMENT COMPANIES	$ 2,026,882

Total Investments	$ 2,026,882
Liabilities in Excess of Other Assets, Net - (0.12)%		(2,331)

TOTAL NET ASSETS - 100.00%	$ 2,024,551

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,764
Unrealized Depreciation	(648,250)

Net Unrealized Appreciation (Depreciation)	(628,486)
Cost for federal income tax purposes	2,655,368
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	71.44%
Fixed Income Funds	17.21%
International Equity Funds	11.47%
Liabilities in Excess of Other Assets, Net	(0.12%)

TOTAL NET ASSETS	100.00%

See accompanying notes

45

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	401,426	$ 3,609	4,212,185	$ 33,524	14,614,314 $	183,397
Diversified International Fund	25,557,262	289,344	842,957	6,027	355,033	2,224	26,045,186	290,461
Equity Income Fund	28,464,488	484,630	699,968	8,611	1,954,653	22,938	27,209,803	453,219
High Yield Fund	11,351,105	85,164	585,236	3,444	1,734,965	10,323	10,201,376	74,831
Income Fund	13,907,794	123,890	565,350	4,531	3,887,258	30,822	10,585,886	93,377
International Emerging Markets Fund	3,526,948	92,555	91,091	1,256	-	-	3,618,039	93,811
LargeCap Growth Fund	47,449,962	291,130	93,854	510	5,717,437	28,563	41,826,379	253,703
LargeCap Growth Fund II	40,413,852	335,479	470,089	2,572	72,875	416	40,811,066	337,348
LargeCap Value Fund III	16,130,076	159,663	586,323	4,394	47,657	340	16,668,742	163,538
MidCap Stock Fund	10,538,515	134,285	189,161	2,050	920,349	9,484	9,807,327	120,697
Money Market Fund	16,628,501	16,629	76,135	76	3,914,098	3,914	12,790,538	12,791
Mortgage Securities Fund	19,463,616	206,585	390,399	4,084	7,697,697	81,538	12,156,318	127,776
Preferred Securities Fund	6,645,119	60,083	300,351	1,870	912,217	5,876	6,033,253	53,275
Real Estate Securities Fund	6,785,392	112,844	152,941	1,344	969,452	7,076	5,968,881	95,215
Short Term Income Fund	2,560,304	29,655	37,089	414	1,515,710	16,833	1,081,683	12,504
SmallCap Growth Fund	9,038,196	49,018	29,326	134	455,607	1,896	8,611,915	45,258
SmallCap Value Fund	4,251,543	70,592	53,270	574	-	-	4,304,813	71,166
West Coast Equity Fund	4,707,606	147,359	342,238	9,409	345,481	8,606	4,704,363	144,576

	$ 2,926,958			$ 54,909		$ 264,373	$ 2,626,943

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 3,609			$ (24,741)			$ -
Diversified International Fund		5,513			(2,686)			-
Equity Income Fund		7,326			(17,084)			-
High Yield Fund		3,463			(3,454)			-
Income Fund		3,063			(4,222)			-
International Emerging Markets Fund		741			-			-
LargeCap Growth Fund		510			(9,374)			-
LargeCap Growth Fund II		1,479			(287)			-
LargeCap Value Fund III		3,623			(179)			-
MidCap Stock Fund		1,633			(6,154)			95
Money Market Fund		75			-			-
Mortgage Securities Fund		3,784			(1,355)			20
Preferred Securities Fund		1,552			(2,802)			-
Real Estate Securities Fund		1,346			(11,897)			-
Short Term Income Fund		326			(732)			-
SmallCap Growth Fund		5			(1,998)			-
SmallCap Value Fund		445			-			-
West Coast Equity Fund		1,797			(3,586)			7,161

	$ 40,290			$ (90,551)			$ 7,276

See accompanying notes

46

Schedule of Investments SAM Flexible Income Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.84%)
Principal Funds, Inc. Institutional Class (99.84%)
Disciplined LargeCap Blend Fund (a)	1,573,401 $	14,003
Diversified International Fund (a)	2,630,466	17,861
Equity Income Fund (a)	2,448,840	30,464
High Yield Fund (a)	8,428,700	55,039
Income Fund (a)	18,739,383	155,537
International Emerging Markets Fund (a)	370,772	5,669
LargeCap Growth Fund (a)	4,756,766	26,400
LargeCap Growth Fund II (a)	4,805,725	27,921
LargeCap Value Fund III (a)	3,182,021	23,038
MidCap Stock Fund (a)	1,372,865	15,719
Money Market Fund (a)	759,334	759
Mortgage Securities Fund (a)	17,120,007	183,013
Preferred Securities Fund (a)	6,560,666	42,251
Real Estate Securities Fund (a)	776,436	7,221
Short Term Income Fund (a)	5,644,878	64,013
SmallCap Growth Fund (a)	937,561	4,669
SmallCap Value Fund (a)	426,555	4,539
West Coast Equity Fund (a)	249,132	6,958

		685,074

TOTAL INVESTMENT COMPANIES	$ 685,074

Total Investments	$ 685,074
Other Assets in Excess of Liabilities, Net - 0.16%		1,083

TOTAL NET ASSETS - 100.00%	$ 686,157

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,028
Unrealized Depreciation	(98,044)

Net Unrealized Appreciation (Depreciation)	(89,016)
Cost for federal income tax purposes	774,090
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.96%
Domestic Equity Funds	23.45%
International Equity Funds	3.43%
Other Assets in Excess of Liabilities, Net	0.16%

TOTAL NET ASSETS	100.00%

See accompanying notes

47

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008			Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926		129,556	$ 1,144	311,319	$ 2,523	1,573,401 $	16,424
Diversified International Fund	2,260,187	31,722		392,777	2,662	22,498	151	2,630,466	34,027
Equity Income Fund	2,204,152	32,336		265,437	3,195	20,749	262	2,448,840	35,138
High Yield Fund	8,027,397	58,567		670,259	4,024	268,956	1,606	8,428,700	60,405
Income Fund	18,750,801	169,320	1,500,908		12,080	1,512,326	12,183	18,739,383	167,540
International Emerging Markets Fund	308,389	8,964		62,383	788	-	-	370,772	9,752
LargeCap Growth Fund	4,241,819	22,521		526,800	2,751	11,853	61	4,756,766	25,196
LargeCap Growth Fund II	4,285,060	35,444		555,514	2,948	34,849	188	4,805,725	38,056
LargeCap Value Fund III	2,810,590	27,058		728,158	5,451	356,727	2,344	3,182,021	28,617
MidCap Stock Fund	1,240,145	15,187		150,828	1,559	18,108	198	1,372,865	16,434
Money Market Fund	755,211	755		4,123	4	-	-	759,334	759
Mortgage Securities Fund	18,712,637	198,725		463,413	4,848	2,056,043	21,813	17,120,007	181,365
Preferred Securities Fund	5,662,180	49,047		943,162	5,456	44,676	290	6,560,666	54,072
Real Estate Securities Fund	632,872	9,155		146,869	1,331	3,305	24	776,436	10,429
Short Term Income Fund	6,267,411	72,738		215,355	2,407	837,888	9,353	5,644,878	65,304
SmallCap Growth Fund	795,331	3,833		142,230	657	-	-	937,561	4,490
SmallCap Value Fund	378,509	5,944		54,734	559	6,688	71	426,555	6,386
West Coast Equity Fund	210,487	5,038		41,347	1,109	2,702	70	249,132	6,064

	$ 765,280				$ 52,973		$ 51,137	$ 760,458

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 352				$ (1,123)			$ -
Diversified International Fund			529			(206)			-
Equity Income Fund			624			(131)			-
High Yield Fund		2,697				(580)			-
Income Fund		5,130				(1,677)			-
International Emerging Markets Fund			71			-			-
LargeCap Growth Fund			48			(15)			-
LargeCap Growth Fund II			166			(148)			-
LargeCap Value Fund III			727			(1,548)			-
MidCap Stock Fund			203			(114)			12
Money Market Fund			4			-			-
Mortgage Securities Fund			4,724			(395)			4
Preferred Securities Fund		1,494				(141)			-
Real Estate Securities Fund			155			(33)			-
Short Term Income Fund		1,485				(488)			-
SmallCap Growth Fund			1			-			-
SmallCap Value Fund			42			(46)			-
West Coast Equity Fund			85			(13)			338

	$ 18,537				$ (6,658)			$ 354

See accompanying notes

48

Schedule of Investments SAM Strategic Growth Portfolio April 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.16%)
Principal Funds, Inc. Institutional Class (100.16%)
Disciplined LargeCap Blend Fund (a)	12,454,687 $	110,847
Diversified International Fund (a)	18,353,602	124,621
Equity Income Fund (a)	17,708,889	220,299
High Yield Fund (a)	9,201,384	60,085
International Emerging Markets Fund (a)	2,886,151	44,129
LargeCap Growth Fund (a)	28,030,103	155,567
LargeCap Growth Fund II (a)	27,322,454	158,744
LargeCap Value Fund III (a)	13,410,957	97,095
MidCap Stock Fund (a)	6,731,262	77,073
Money Market Fund (a)	4,840,991	4,841
Real Estate Securities Fund (a)	4,401,124	40,930
Short Term Income Fund (a)	391,925	4,444
SmallCap Growth Fund (a)	6,679,993	33,266
SmallCap Value Fund (a)	3,183,182	33,869
West Coast Equity Fund (a)	3,262,222	91,114

		1,256,924

TOTAL INVESTMENT COMPANIES	$ 1,256,924

Total Investments	$ 1,256,924
Liabilities in Excess of Other Assets, Net - (0.16)%		(2,068)

TOTAL NET ASSETS - 100.00%	$ 1,254,856

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,611
Unrealized Depreciation	(471,074)

Net Unrealized Appreciation (Depreciation)	(461,463)
Cost for federal income tax purposes	1,718,387
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	81.19%
International Equity Funds	13.44%
Fixed Income Funds	5.53%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

See accompanying notes

49

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	330,644	$ 2,954	2,161,029	$ 18,600	12,454,687 $	166,452
Diversified International Fund	18,785,798	216,825	662,849	4,714	1,095,045	7,061	18,353,602	206,394
Equity Income Fund	19,435,181	341,557	442,210	5,454	2,168,502	26,288	17,708,889	301,654
High Yield Fund	10,280,216	79,918	524,251	3,088	1,603,083	9,403	9,201,384	69,729
International Emerging Markets Fund	2,858,366	70,126	78,408	1,083	50,623	664	2,886,151	69,679
LargeCap Growth Fund	30,805,274	192,025	92,430	497	2,867,601	14,930	28,030,103	173,262
LargeCap Growth Fund II	29,670,395	249,573	233,665	1,278	2,581,606	13,362	27,322,454	225,938
LargeCap Value Fund III	13,267,715	126,533	477,125	3,613	333,883	2,115	13,410,957	126,504
MidCap Stock Fund	7,640,045	95,829	158,054	1,713	1,066,837	10,704	6,731,262	80,243
Money Market Fund	8,077,765	8,078	30,727	31	3,267,501	3,268	4,840,991	4,841
Real Estate Securities Fund	4,482,306	75,871	116,292	1,018	197,474	1,547	4,401,124	72,511
Short Term Income Fund	614,848	7,109	11,912	133	234,835	2,616	391,925	4,525
SmallCap Growth Fund	6,839,957	39,485	59,973	280	219,937	932	6,679,993	37,838
SmallCap Value Fund	3,303,352	55,602	54,557	580	174,727	1,858	3,183,182	53,132
West Coast Equity Fund	3,419,702	108,402	237,919	6,548	395,399	10,121	3,262,222	100,997

	$ 1,862,169			$ 32,984		$ 123,469	$ 1,693,699

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (13,138)			$ -
Diversified International Fund		3,984			(8,084)			-
Equity Income Fund		4,756			(19,069)			-
High Yield Fund		3,105			(3,874)			-
International Emerging Markets Fund		602			(866)			-
LargeCap Growth Fund		317			(4,330)			-
LargeCap Growth Fund II		1,071			(11,551)			-
LargeCap Value Fund III		2,985			(1,527)			-
MidCap Stock Fund		1,159			(6,595)			68
Money Market Fund		30			-			-
Real Estate Securities Fund		931			(2,831)			-
Short Term Income Fund		104			(101)			-
SmallCap Growth Fund		4			(995)			-
SmallCap Value Fund		335			(1,192)			-
West Coast Equity Fund		1,249			(3,832)			5,011

	$ 23,237			$ (77,985)			$ 5,079

See accompanying notes

50

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2010 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.24	$ 14.23	$ 13.28	$ 12.11	$ 12.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18	0.43	0.37	0.32	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	(4.75)	1.00	1.08	0.02

Total From Investment Operations	(0.31)	(4.32)	1.37	1.40	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.44)	(0.35)	(0.15)	–
Distributions from Realized Gains	(0.30)	(0.23)	(0.07)	(0.08)	–

Total Dividends and Distributions	(0.61)	(0.67)	(0.42)	(0.23)	–

Net Asset Value, End of Period	$ 8.32	$ 9.24	$ 14.23	$ 13.28	$ 12.11

Total Return(d)	(3.33)%(e)	(31.75)%	10.62%	11.78%	0.58%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,230	$ 27,444	$ 33,273	$ 17,464	$ 3,070
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.62%	1.30%(h)
Ratio of Net Investment Income to Average Net Assets	4.53%(h)	3.58%	2.69%	2.53%	1.27%(h)
Portfolio Turnover Rate	38.2%(h)	12.7%	14.7%	16.6%	10.2%

	2009(a)	2008	2007(i)

PRINCIPAL LIFETIME 2010 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.19	$ 14.15	$ 13.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.35	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)	(4.74)	0.75

Total From Investment Operations	(0.35)	(4.39)	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.34)	–
Distributions from Realized Gains	(0.30)	(0.23)	–

Total Dividends and Distributions	(0.51)	(0.57)	–

Net Asset Value, End of Period	$ 8.33	$ 9.19	$ 14.15

Total Return(d)	(3.76)%(e)	(32.22)%	6.79%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,752	$ 3,856	$ 5,492
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.68%(h)	2.89%	1.39%(h)
Portfolio Turnover Rate	38.2%(h)	12.7%	14.7%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

51

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2020 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.35	$ 15.16	$ 13.75	$ 12.28	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18	0.37	0.31	0.25	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(5.49)	1.54	1.48	0.12

Total From Investment Operations	(0.36)	(5.12)	1.85	1.73	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.40)	(0.35)	(0.16)	–
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	–

Total Dividends and Distributions	(0.61)	(0.69)	(0.44)	(0.26)	–

Net Asset Value, End of Period	$ 8.38	$ 9.35	$ 15.16	$ 13.75	$ 12.28

Total Return(d)	(3.86)%(e)	(35.25)%	13.75%	14.34%	1.24%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 51,449	$ 49,723	$ 52,923	$ 23,723	$ 3,655
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.61%	1.40%(h)
Ratio of Net Investment Income to Average Net Assets	4.60%(h)	2.93%	2.17%	1.91%	0.75%(h)
Portfolio Turnover Rate	19.0%(h)	7.1%	15.1%	7.4%	5.5%

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2020 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.33	$ 15.12	$ 13.72	$ 12.24	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.32	0.21	0.14	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	(5.52)	1.52	1.50	0.11

Total From Investment Operations	(0.40)	(5.20)	1.73	1.64	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.30)	(0.24)	(0.06)	–
Distributions from Realized Gains	(0.36)	(0.29)	(0.09)	(0.10)	–

Total Dividends and Distributions	(0.52)	(0.59)	(0.33)	(0.16)	–

Net Asset Value, End of Period	$ 8.41	$ 9.33	$ 15.12	$ 13.72	$ 12.24

Total Return(d)	(4.27)%(e)	(35.71)%	12.80%	13.57%	0.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,900	$ 7,264	$ 11,033	$ 5,682	$ 979
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%	1.40%	2.15%(h)
Ratio of Net Investment Income to Average Net Assets	4.03%(h)	2.55%	1.50%	1.11%	(0.04)%(h)
Portfolio Turnover Rate	19.0%(h)	7.1%	15.1%	7.4%	5.5%

	2009(a)	2008	2007(i)

PRINCIPAL LIFETIME 2020 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.29	$ 15.07	$ 13.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.29	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(5.48)	1.18

Total From Investment Operations	(0.39)	(5.19)	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.30)	–
Distributions from Realized Gains	(0.36)	(0.29)	–

Total Dividends and Distributions	(0.52)	(0.59)	–

Net Asset Value, End of Period	$ 8.38	$ 9.29	$ 15.07

Total Return(d)	(4.21)%(e)	(35.75)%	8.97%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,783	$ 5,572	$ 7,038
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	4.00%(h)	2.31%	0.51%(h)
Portfolio Turnover Rate	19.0%(h)	7.1%	15.1%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

52

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2030 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.08	$ 15.30	$ 13.64	$ 12.07	$ 11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17	0.36	0.26	0.18	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.87)	1.81	1.66	0.18

Total From Investment Operations	(0.41)	(5.51)	2.07	1.84	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.39)	(0.31)	(0.15)	–
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	–

Total Dividends and Distributions	(0.56)	(0.71)	(0.41)	(0.27)	–

Net Asset Value, End of Period	$ 8.11	$ 9.08	$ 15.30	$ 13.64	$ 12.07

Total Return(d)	(4.47)%(e)	(37.66)%	15.55%	15.46%	1.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,421	$ 33,002	$ 39,873	$ 17,509	$ 2,564
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.64%	1.40%(h)
Ratio of Net Investment Income to Average Net Assets	4.41%(h)	2.85%	1.81%	1.39%	0.14%(h)
Portfolio Turnover Rate	9.1%(h)	6.6%	15.5%	9.4%	4.8%

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2030 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.08	$ 15.28	$ 13.60	$ 12.04	$ 11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.30	0.15	0.09	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	(5.90)	1.84	1.65	0.19

Total From Investment Operations	(0.45)	(5.60)	1.99	1.74	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.28)	(0.21)	(0.06)	–
Distributions from Realized Gains	(0.36)	(0.32)	(0.10)	(0.12)	–

Total Dividends and Distributions	(0.47)	(0.60)	(0.31)	(0.18)	–

Net Asset Value, End of Period	$ 8.16	$ 9.08	$ 15.28	$ 13.60	$ 12.04

Total Return(d)	(4.90)%(e)	(38.04)%	14.86%	14.55%	1.35%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,932	$ 6,193	$ 9,058	$ 4,175	$ 789
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%	1.40%	2.15%(h)
Ratio of Net Investment Income to Average Net Assets	3.82%(h)	2.36%	1.08%	0.72%	(0.68)%(h)
Portfolio Turnover Rate	9.1%(h)	6.6%	15.5%	9.4%	4.8%

	2009(a)	2008	2007(i)

PRINCIPAL LIFETIME 2030 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.04	$ 15.22	$ 13.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.28	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(5.86)	1.46

Total From Investment Operations	(0.44)	(5.58)	1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.28)	–
Distributions from Realized Gains	(0.36)	(0.32)	–

Total Dividends and Distributions	(0.48)	(0.60)	–

Net Asset Value, End of Period	$ 8.12	$ 9.04	$ 15.22

Total Return(d)	(4.86)%(e)	(38.06)%	10.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,558	$ 5,689	$ 7,651
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.75%(h)	2.27%	(0.06)%(h)
Portfolio Turnover Rate	9.1%(h)	6.6%	15.5%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.18 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

53

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2040 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.99	$ 15.57	$ 13.68	$ 12.18	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16	0.34	0.22	0.14	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.22)	2.07	1.76	0.24

Total From Investment Operations	(0.46)	(5.88)	2.29	1.90	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.39)	(0.30)	(0.29)	–
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	–

Total Dividends and Distributions	(0.51)	(0.70)	(0.40)	(0.40)	–

Net Asset Value, End of Period	$ 8.02	$ 8.99	$ 15.57	$ 13.68	$ 12.18

Total Return(d)	(5.03)%(e)	(39.41)%	17.09%	15.93%	1.84%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,330	$ 19,918	$ 24,434	$ 9,356	$ 1,433
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.64%	1.40%(h)
Ratio of Net Investment Income to Average Net Assets	4.22%(h)	2.68%	1.49%	1.08%	(0.38)%(h)
Portfolio Turnover Rate	3.3%(h)	6.0%	16.5%	13.1%	7.1%

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2040 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.91	$ 15.42	$ 13.55	$ 12.16	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.25	0.12	0.05	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	(6.17)	2.04	1.74	0.25

Total From Investment Operations	(0.49)	(5.92)	2.16	1.79	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.28)	(0.19)	(0.29)	–
Distributions from Realized Gains	(0.34)	(0.31)	(0.10)	(0.11)	–

Total Dividends and Distributions	(0.43)	(0.59)	(0.29)	(0.40)	–

Net Asset Value, End of Period	$ 7.99	$ 8.91	$ 15.42	$ 13.55	$ 12.16

Total Return(d)	(5.42)%(e)	(39.79)%	16.22%	15.03%	1.67%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,602	$ 4,794	$ 6,161	$ 3,090	$ 621
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%	1.40%	2.15%(h)
Ratio of Net Investment Income to Average Net Assets	3.58%(h)	1.99%	0.86%	0.38%	(1.17)%(h)
Portfolio Turnover Rate	3.3%(h)	6.0%	16.5%	13.1%	7.1%

	2009(a)	2008	2007(i)

PRINCIPAL LIFETIME 2040 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8.95	$ 15.49	$ 13.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.26	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	(6.21)	1.69

Total From Investment Operations	(0.50)	(5.95)	1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.28)	–
Distributions from Realized Gains	(0.34)	(0.31)	–

Total Dividends and Distributions	(0.42)	(0.59)	–

Net Asset Value, End of Period	$ 8.03	$ 8.95	$ 15.49

Total Return(d)	(5.45)%(e)	(39.80)%	11.76%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,452	$ 2,380	$ 3,162
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.47%(h)	2.03%	(0.50)%(h)
Portfolio Turnover Rate	3.3%(h)	6.0%	16.5%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

54

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME 2050 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.72	$ 15.36	$ 13.41	$ 11.74	$ 11.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.33	0.19	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	(6.24)	2.13	1.80	0.30

Total From Investment Operations	(0.46)	(5.91)	2.32	1.89	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.37)	(0.26)	(0.11)	–
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	(0.11)	–

Total Dividends and Distributions	(0.51)	(0.73)	(0.37)	(0.22)	–

Net Asset Value, End of Period	$ 7.75	$ 8.72	$ 15.36	$ 13.41	$ 11.74

Total Return(d)	(5.27)%(e)	(40.22)%	17.71%	16.30%	2.26%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,292	$ 11,391	$ 14,930	$ 5,685	$ 553
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.64%	1.50%(h)
Ratio of Net Investment Income to Average Net Assets	4.14%(h)	2.70%	1.32%	0.67%	(0.93)%(h)
Portfolio Turnover Rate	25.7%(h)	6.8%	21.2%	15.9%	7.5%

	2009(a)	2008	2007	2006(i)

PRINCIPAL LIFETIME 2050 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.63	$ 15.21	$ 13.30	$ 12.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.25	0.02	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(6.20)	2.18	0.71

Total From Investment Operations	(0.49)	(5.95)	2.20	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.27)	(0.18)	–
Distributions from Realized Gains	(0.36)	(0.36)	(0.11)	–

Total Dividends and Distributions	(0.43)	(0.63)	(0.29)	–

Net Asset Value, End of Period	$ 7.71	$ 8.63	$ 15.21	$ 13.30

Total Return(d)	(5.68)%(e)	(40.67)%	16.80%	5.22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,461	$ 1,496	$ 2,106	$ 451
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.55%(h)	2.05%	0.15%	(0.63)%(h)
Portfolio Turnover Rate	25.7%(h)	6.8%	21.2%	15.9%

	2009(a)	2008	2007(j)

PRINCIPAL LIFETIME 2050 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8.68	$ 15.28	$ 13.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13	0.20	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	(6.17)	1.72

Total From Investment Operations	(0.50)	(5.97)	1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.27)	–
Distributions from Realized Gains	(0.36)	(0.36)	–

Total Dividends and Distributions	(0.44)	(0.63)	–

Net Asset Value, End of Period	$ 7.74	$ 8.68	$ 15.28

Total Return(d)	(5.71)%(e)	(40.62)%	12.02%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,318	$ 1,260	$ 1,560
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.67%(h)	1.63%	(0.66)%(h)
Portfolio Turnover Rate	25.7%(h)	6.8%	21.2%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

55

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.
	(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.43	$ 12.95	$ 12.74	$ 11 .98	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17	0.52	0.51	0.40	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(3.36)	0.15	0.68	(0.06)

Total From Investment Operations	(0.18)	(2.84)	0.66	1.08	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)	(0.51)	(0.39)	(0.20)	–
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	(0.12)	–

Total Dividends and Distributions	(0.59)	(0.68)	(0.45)	(0.32)	–

Net Asset Value, End of Period	$ 8.66	$ 9.43	$ 12.95	$ 12 .74	$ 11.98

Total Return(d)	(1.86)%(e)	(23.06)%	5.30%	9.16%	0.17%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,988	$ 17,473	$ 15,668	$ 6,635	$ 1,832
Ratio of Expenses to Average Net Assets(f),(g)	0.50%(h)	0.50%	0.50%	0.65%	1.30%(h)
Ratio of Net Investment Income to Average Net Assets	4.03%(h)	4.57%	3.98%	3.24%	1.90%(h)
Portfolio Turnover Rate	45.4%(h)	30.7%	25.3%	48.9%	43.8%

	2009(a)	2008	2007	2006(i)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.32	$ 12.82	$ 12.63	$ 12.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.45	0.40	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.36)	0.16	0.28

Total From Investment Operations	(0.20)	(2.91)	0.56	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.42)	(0.31)	–
Distributions from Realized Gains	(0.13)	(0.17)	(0.06)	–

Total Dividends and Distributions	(0.51)	(0.59)	(0.37)	–

Net Asset Value, End of Period	$ 8.61	$ 9.32	$ 12.82	$ 12.63

Total Return(d)	(2.13)%(e)	(23.73)%	4.51%	4.21%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 651	$ 816	$ 758	$ 114
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.22%(h)	3.95%	3.18%	3.00%(h)
Portfolio Turnover Rate	45.4%(h)	30.7%	25.3%	48.9%

	2009(a)	2008	2007(j)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.37	$ 12.87	$ 12.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.14	0.44	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	(3.35)	–

Total From Investment Operations	(0.22)	(2.91)	0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.42)	–
Distributions from Realized Gains	(0.13)	(0.17)	–

Total Dividends and Distributions	(0.52)	(0.59)	–

Redemption fees	–	–	0.01

Net Asset Value, End of Period	$ 8.63	$ 9.37	$ 12.87

Total Return(d)	(2.25)%(e)	(23.63)%	2.71%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,758	$ 3,044	$ 2,577
Ratio of Expenses to Average Net Assets(f),(g)	1.25%(h)	1.25%	1.25%(h)
Ratio of Net Investment Income to Average Net Assets	3.27%(h)	3.88%	3.27%(h)
Portfolio Turnover Rate	45.4%(h)	30.7%	25.3%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

56

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)		2008	2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 10.84	$ 16.18	$ 14.51		$ 13.32	$ 12.64	$ 11.85
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.18(b)		0.47(b)	0.37(b)	0.28	0.23	0.20
Net Realized and Unrealized Gain (Loss) on
Investments	(0.42)		(4.53)	1.70	1.20	0.68	0.79

Total From Investment Operations	(0.24)		(4.06)	2.07	1.48	0.91	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.51)	(0.32)	(0.29)	(0.23)	(0.20)
Distributions from Realized Gains	(0.91)		(0.77)	(0.08)	–	–	–

Total Dividends and Distributions	(1.09)		(1.28)	(0.40)	(0.29)	(0.23)	(0.20)

Net Asset Value, End of Period	$ 9.51	$ 10.84	$ 16.18		$ 14.51	$ 13.32	$ 12.64

Total Return(c)	(1.97)%(d)		(27.01)%	14.48%	11.26%	7.20%	8.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,425,178	$ 1,685,305	$ 2,594,033		$ 2,389,102	$ 2,125,167	$ 1,524,988
Ratio of Expenses to Average Net Assets(e)	0.76%(f)		0.67%	0.64%	0.66%	0.94%	0.98%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–		–	0.64%	0.66%	0.94%	0.98%
Ratio of Net Investment Income to Average Net Assets.	3.90%(f)		3.39%	2.42%	2.01%	1.69%	1.56%
Portfolio Turnover Rate	6.0%(f)		34.8%	14.6%	10.0%	0.0%	2.0%

	2009(a)		2008	2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 10.81	$ 16.14	$ 14.47		$ 13.28	$ 12.61	$ 11.82
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.15(b)		0.37(b)	0.26(b)	0.17	0.12	0.10
Net Realized and Unrealized Gain (Loss) on
Investments	(0.42)		(4.53)	1.69	1.21	0.67	0.79

Total From Investment Operations	(0.27)		(4.16)	1.95	1.38	0.79	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.40)	(0.20)	(0.19)	(0.12)	(0.10)
Distributions from Realized Gains	(0.91)		(0.77)	(0.08)	–	–	–

Total Dividends and Distributions	(1.06)		(1.17)	(0.28)	(0.19)	(0.12)	(0.10)

Net Asset Value, End of Period	$ 9.48	$ 10.81	$ 16.14		$ 14.47	$ 13.28	$ 12.61

Total Return(c)	(2.37)%(d)	(27.57)%		13.64%	10.44%	6.32%	7.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 587,432	$ 748,701	$ 1,377,682		$ 1,414,695	$ 1,419,870	$ 1,354,528
Ratio of Expenses to Average Net Assets(e)	1.54%(f)		1.43%	1.40%	1.43%	1.72%	1.75%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–		–	1.40%	1.43%	1.72%	1.75%
Ratio of Net Investment Income to Average Net Assets	3.15%(f)		2.71%	1.69%	1.24%	0.91%	0.79%
Portfolio Turnover Rate	6.0%(f)		34.8%	14.6%	10.0%	0.0%	2.0%

		2009(a)	2008	2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 10.75		$ 16.05	$ 14.40	$ 13.22	$ 12.55	$ 11.78
Income from Investment Operations:
Net Investment Income (Operating Loss)		0.15(b)	0.36(b)	0.25(b)	0.17	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments		(0.42)	(4.49)	1.69	1.20	0.67	0.78

Total From Investment Operations		(0.27)	(4.13)	1.94	1.37	0.80	0.88
Less Dividends and Distributions:
Dividends from Net Investment Income		(0.15)	(0.40)	(0.21)	(0.19)	(0.13)	(0.11)
Distributions from Realized Gains		(0.91)	(0.77)	(0.08)	–	–	–

Total Dividends and Distributions		(1.06)	(1.17)	(0.29)	(0.19)	(0.13)	(0.11)

Net Asset Value, End of Period	$ 9.42		$ 10.75	$ 16.05	$ 14.40	$ 13.22	$ 12.55

Total Return(c)	(2.34)%(d)		(27.52)%	13.59%	10.47%	6.41%	7.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 527,651		$ 639,449	$ 966,785	$ 883,759	$ 734,801	$ 482,799
Ratio of Expenses to Average Net Assets(e)	1.49%(f)		1.41%	1.40%	1.41%	1.70%	1.74%
Ratio of Gross Expenses to Average Net Assets(e),(g)		–	–	1.40%	1.41%	1.70%	1.74%
Ratio of Net Investment Income to Average Net Assets	3.17%(f)		2.65%	1.65%	1.26%	0.93%	0.80%
Portfolio Turnover Rate		6.0%(f)	34.8%	14.6%	10.0%	0.0%	2.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

57

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27	$ 9.81
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.18(b)	0.41(b)	0.36(b)	0.31	0.26(b)	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(2.65)	0.86	0.65	0.23	0.47

Total From Investment Operations	0.07	(2.24)	1.22	0.96	0.49	0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.44)	(0.33)	(0.31)	(0.26)	(0.25)
Distributions from Realized Gains	(0.37)	(0.41)	(0.08)	(0.02)	(0.01)	–

Total Dividends and Distributions	(0.55)	(0.85)	(0.41)	(0.33)	(0.27)	(0.25)

Net Asset Value, End of Period	$ 8.36	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27

Total Return(c)	0.97%(d)	(20.00)%	11.17%	9.31%	4.82%	7.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 239,389	$ 247,297	$ 317,494	$ 309,946	$ 291,796	$ 207,816
Ratio of Expenses to Average Net Assets(e)	0.75%(f)	0.68%	0.66%	0.68%	1.00%	1.04%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	0.66%	0.68%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets	4.42%(f)	3.83%	3.18%	2.89%	2.47%	2.42%
Portfolio Turnover Rate	13.0%(f)	27.7%	12.7%	13.0%	2.0%	2.0%

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 8.82	$ 11.91	$ 11.10	$ 10.47	$ 10.25	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.15(b)	0.33(b)	0.28(b)	0.23	0.18(b)	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(2.65)	0.85	0.65	0.23	0.46

Total From Investment Operations	0.04	(2.32)	1.13	0.88	0.41	0.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.36)	(0.24)	(0.23)	(0.18)	(0.17)
Distributions from Realized Gains	(0.37)	(0.41)	(0.08)	(0.02)	(0.01)	–

Total Dividends and Distributions	(0.51)	(0.77)	(0.32)	(0.25)	(0.19)	(0.17)

Net Asset Value, End of Period	$ 8.35	$ 8.82	$ 11.91	$ 11.10	$ 10.47	$ 10.25

Total Return(c)	0.70%(d)	(20.65)%	10.33%	8.50%	4.02%	6.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,354	$ 107,873	$ 159,229	$ 166,857	$ 169,869	$ 161,623
Ratio of Expenses to Average Net Assets(e)	1.53%(f)	1.44%	1.43%	1.45%	1.78%	1.81%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.43%	1.45%	1.78%	1.81%
Ratio of Net Investment Income to Average Net Assets	3.65%(f)	3.12%	2.42%	2.12%	1.69%	1.65%
Portfolio Turnover Rate	13.0%(f)	27.7%	12.7%	13.0%	2.0%	2.0%

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22	$ 9.76
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.15(b)	0.32(b)	0.27(b)	0.23	0.18(b)	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(2.63)	0.85	0.65	0.22	0.48

Total From Investment Operations	0.04	(2.31)	1.12	0.88	0.40	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.36)	(0.24)	(0.23)	(0.18)	(0.18)
Distributions from Realized Gains	(0.37)	(0.41)	(0.08)	(0.02)	(0.01)	–

Total Dividends and Distributions	(0.52)	(0.77)	(0.32)	(0.25)	(0.19)	(0.18)

Net Asset Value, End of Period	$ 8.30	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22

Total Return(c)	0.62%(d)	(20.62)%	10.31%	8.57%	4.00%	6.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 147,156	$ 149,913	$ 181,365	$ 170,789	$ 152,208	$ 97,315
Ratio of Expenses to Average Net Assets(e)	1.48%(f)	1.42%	1.41%	1.43%	1.76%	1.79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.41%	1.43%	1.76%	1.79%
Ratio of Net Investment Income to Average Net Assets	3.72%(f)	3.07%	2.42%	2.14%	1.71%	1.67%
Portfolio Turnover Rate	13.0%(f)	27.7%	12.7%	13.0%	2.0%	2.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

58

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56	$ 12.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.45	0.29	0.18	0.13	0.10
Net Realized and Unrealized Gain (Loss) on
Investments	(0.70)	(6.36)	2.52	1.73	1.11	1.06

Total From Investment Operations	(0.55)	(5.91)	2.81	1.91	1.24	1.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.47)	(0.21)	(0.14)	(0.13)	(0.07)
Distributions from Realized Gains	(1.15)	(1.08)	–	–	–	–

Total Dividends and Distributions	(1.37)	(1.55)	(0.21)	(0.14)	(0.13)	(0.07)

Net Asset Value, End of Period	$ 9.66	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56

Total Return(c)	(4.67)%(d)	(33.63)%	17.26%	13.07%	9.19%	9.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,010,719	$ 1,204,478	$ 2,002,371	$ 1,822,661	$ 1,561,310	$ 1,157,038
Ratio of Expenses to Average Net Assets(e)	0.79%(f)	0.68%	0.65%	0.67%	0.97%	1.01%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	0.65%	0.67%	0.97%	1.01%
Ratio of Net Investment Income to Average Net Assets.	3.22%(f)	2.90%	1.68%	1.16%	0.89%	0.74%
Portfolio Turnover Rate	5.3%(f)	32.4%	16.2%	11.0%	1.0%	5.0%

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17	$ 12.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.34	0.16	0.06	0.02	–
Net Realized and Unrealized Gain (Loss) on
Investments	(0.69)	(6.15)	2.42	1.67	1.09	1.04

Total From Investment Operations	(0.58)	(5.81)	2.58	1.73	1.11	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.34)	(0.08)	(0.12)	(0.03)	(0.05)
Distributions from Realized Gains	(1.15)	(1.08)	–	–	–	–

Total Dividends and Distributions	(1.25)	(1.42)	(0.08)	(0.12)	(0.03)	(0.05)

Net Asset Value, End of Period	$ 9.30	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17

Total Return(c)	(5.12)%(d)	(34.12)%	16.35%	12.19%	8.42%	8.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 421,090	$ 545,926	$ 1,089,177	$ 1,093,660	$ 1,059,655	$ 1,001,081
Ratio of Expenses to Average Net Assets(e)	1.56%(f)	1.44%	1.41%	1.44%	1.75%	1.78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.41%	1.44%	1.75%	1.78%
Ratio of Net Investment Income to Average Net Assets	2.48%(f)	2.26%	0.96%	0.39%	0.11%	(0.03)%
Portfolio Turnover Rate	5.3%(f)	32.4%	16.2%	11.0%	1.0%	5.0%

	2009(a)	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.32	0.15	0.06	0.02	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(6.08)	2.42	1.66	1.08	1.03

Total From Investment Operations	(0.56)	(5.76)	2.57	1.72	1.10	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.35)	(0.10)	(0.12)	(0.06)	(0.05)
Distributions from Realized Gains	(1.15)	(1.08)	–	–	–	–

Total Dividends and Distributions	(1.27)	(1.43)	(0.10)	(0.12)	(0.06)	(0.05)

Net Asset Value, End of Period	$ 9.20	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11

Total Return(c)	(5.03)%(d)	(34.16)%	16.38%	12.21%	8.40%	8.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 482,656	$ 590,888	$ 1,000,468	$ 906,470	$ 727,829	$ 482,019
Ratio of Expenses to Average Net Assets(e)	1.53%(f)	1.43%	1.41%	1.43%	1.73%	1.76%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.41%	1.43%	1.73%	1.76%
Ratio of Net Investment Income to Average Net Assets	2.49%(f)	2.16%	0.92%	0.40%	0.13%	(0.01)%
Portfolio Turnover Rate	5.3%(f)	32.4%	16.2%	11.0%	1.0%	5.0%
(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

59

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26	$ 10.92
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22(b)	0.45(b)	0.44(b)	0.41	0.35	0.34(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(2.13)	0.41	0.39	(0.03)	0.35

Total From Investment Operations	0.26	(1.68)	0.85	0.80	0.32	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.47)	(0.43)	(0.42)	(0.35)	(0.35)
Distributions from Realized Gains	(0.24)	(0.27)	(0.04)	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.46)	(0.74)	(0.47)	(0.45)	(0.39)	(0.35)

Net Asset Value, End of Period	$ 9.30	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26

Total Return(c)	2.87%(d)	(14.96)%	7.54%	7.28%	2.79%	6.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 354,860	$ 349,745	$ 393,734	$ 401,786	$ 443,361	$ 357,735
Ratio of Expenses to Average Net Assets(e)	0.73%(f)	0.67%	0.65%	0.67%	1.00%	1.02%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	0.65%	0.67%	1.00%	1.02%
Ratio of Net Investment Income to Average Net Assets	4.92%(f)	4.09%	3.75%	3.60%	3.10%	3.07%
Portfolio Turnover Rate	15.4%(f)	35.1%	9.7%	8.0%	3.0%	3.0%

	2009(a)	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19(b)	0.38(b)	0.35(b)	0.33	0.26	0.26(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(2.16)	0.41	0.39	(0.03)	0.34

Total From Investment Operations	0.23	(1.78)	0.76	0.72	0.23	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.38)	(0.34)	(0.33)	(0.26)	(0.26)
Distributions from Realized Gains	(0.24)	(0.27)	(0.04)	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.42)	(0.65)	(0.38)	(0.36)	(0.30)	(0.26)

Net Asset Value, End of Period	$ 9.29	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24

Total Return(c)	2.57%(d)	(15.71)%	6.72%	6.54%	1.99%	5.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 147,653	$ 175,763	$ 258,168	$ 317,142	$ 384,036	$ 418,994
Ratio of Expenses to Average Net Assets(e)	1.52%(f)	1.44%	1.42%	1.44%	1.77%	1.79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.42%	1.44%	1.77%	1.79%
Ratio of Net Investment Income to Average Net Assets	4.14%(f)	3.39%	3.00%	2.83%	2.33%	2.30%
Portfolio Turnover Rate	15.4%(f)	35.1%	9.7%	8.0%	3.0%	3.0%

	2009(a)	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19	$ 10.86
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19(b)	0.37(b)	0.35(b)	0.32	0.26	0.26(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(2.14)	0.41	0.39	(0.03)	0.34

Total From Investment Operations	0.23	(1.77)	0.76	0.71	0.23	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.38)	(0.34)	(0.33)	(0.26)	(0.27)
Distributions from Realized Gains	(0.24)	(0.27)	(0.04)	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.43)	(0.65)	(0.38)	(0.36)	(0.30)	(0.27)

Net Asset Value, End of Period	$ 9.23	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19

Total Return(c)	2.54%(d)	(15.69)%	6.76%	6.52%	2.06%	5.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 151,762	$ 139,041	$ 143,587	$ 148,386	$ 162,140	$ 127,771
Ratio of Expenses to Average Net Assets(e)	1.47%(f)	1.42%	1.42%	1.43%	1.76%	1.78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.42%	1.43%	1.76%	1.78%
Ratio of Net Investment Income to Average Net Assets	4.17%(f)	3.35%	2.99%	2.84%	2.34%	2.31%
Portfolio Turnover Rate	15.4%(f)	35.1%	9.7%	8.0%	3.0%	3.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

60

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49	$ 13.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.44	0.25	0.13	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)	(7.84)	3.12	2.10	1.48	1.32

Total From Investment Operations	(0.80)	(7.40)	3.37	2.23	1.54	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.47)	(0.22)	(0.09)	(0.04)	–
Distributions from Realized Gains	(1.16)	(1.15)	–	–	–	–

Total Dividends and Distributions	(1.23)	(1.62)	(0.22)	(0.09)	(0.04)	–

Net Asset Value, End of Period	$ 10.23	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49

Total Return(c)	(6.48)%(d)	(37.46)%	18.75%	13.99%	10.61%	10.11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 626,445	$ 729,591	$ 1,232,964	$ 1,074,546	$ 885,165	$ 609,250
Ratio of Expenses to Average Net Assets(e)	0.85%(f)	0.72%	0.68%	0.71%	1.02%	1.07%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	0.68%	0.71%	1.02%	1.07%
Ratio of Net Investment Income to Average Net Assets	2.94%(f)	2.58%	1.30%	0.74%	0.38%	0.07%
Portfolio Turnover Rate	5.2%(f)	32.5%	15.7%	12.0%	1.0%	3.0%

	2009(a)	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90	$ 12.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.33	0.12	(0.01)	(0.06)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)	(7.45)	2.94	2.01	1.41	1.26

Total From Investment Operations	(0.78)	(7.12)	3.06	2.00	1.35	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.33)	(0.09)	(0.07)	–	–
Distributions from Realized Gains	(1.16)	(1.15)	–	–	–	–

Total Dividends and Distributions	(1.16)	(1.48)	(0.09)	(0.07)	–	–

Net Asset Value, End of Period	$ 9.61	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90

Total Return(c)	(6.76)%(d)	(37.94)%	17.86%	13.16%	9.71%	9.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 271,296	$ 343,364	$ 730,737	$ 718,841	$ 672,826	$ 612,914
Ratio of Expenses to Average Net Assets(e)	1.63%(f)	1.47%	1.39%	1.48%	1.79%	1.83%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.39%	1.48%	1.79%	1.83%
Ratio of Net Investment Income to Average Net Assets	2.21%(f)	2.04%	0.64%	(0.03)%	(0.39)%	(0.69)%
Portfolio Turnover Rate	5.2%(f)	32.5%	15.7%	12.0%	1.0%	3.0%

	2009(a)	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93	$ 12.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.30	0.09	–	(0.06)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)	(7.43)	2.98	2.00	1.42	1.28

Total From Investment Operations	(0.78)	(7.13)	3.07	2.00	1.36	1.19
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.34)	(0.10)	(0.07)	–	–
Distributions from Realized Gains	(1.16)	(1.15)	–	–	–	–

Total Dividends and Distributions	(1.16)	(1.49)	(0.10)	(0.07)	–	–

Net Asset Value, End of Period	$ 9.63	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93

Total Return(c)	(6.75)%(d)	(37.96)%	17.90%	13.12%	9.76%	9.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 281,252	$ 344,700	$ 616,494	$ 545,153	$ 417,865	$ 277,136
Ratio of Expenses to Average Net Assets(e)	1.59%(f)	1.46%	1.49%	1.47%	1.77%	1.81%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	1.49%	1.47%	1.77%	1.81%
Ratio of Net Investment Income to Average Net Assets	2.20%(f)	1.88%	0.49%	(0.02)%	(0.37)%	(0.67)%
Portfolio Turnover Rate	5.2%(f)	32.5%	15.7%	12.0%	1.0%	3.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

61

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	110	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	110	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	110	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	110	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	110	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	110	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	110	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	110	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	110	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	110	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008, Senior Vice	110	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	110	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory agreement related to the Inflation Protection Fund series of PFI (“Inflation Protection”) with BlackRock, Inc. (“BlackRock”); (2) an amended Sub-advisory agreement with Principal Global Investors, LLC (“PGI”) related to the PFI Ultra Short Bond Fund series (“Ultra Short”); (3) an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) related to the PFI MidCap Growth Fund III series (“MidCap Growth III”); (4) amended Sub-advisory agreements with LA Capital Management and Equity Research (“LA Capital”) and Ark Asset Management Co., Inc. (“Ark”) related to the PFI SmallCap Value Fund II series (“SmallCap Value II”); (5) an amended Sub-advisory agreement with Columbus Circle Investors (“CCI”) related to the PFI SmallCap Growth Fund I series (“SmallCap Growth I”); (6) a Sub-advisory agreement with Lehman Brothers Asset Management, Inc. n/k/a Neuberger Berman Fixed Income, LLC (“LBAM”) related to the PFI High Yield Fund I series (“High Yield I”); (7) an amended Sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the PFI Core Plus Bond Fund I series (“Core Plus Bond”); and (8) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) related to Ultra Short and the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and the Principal LifeTime Strategic Income Fund series (collectively the “LifeTime Funds”);

BlackRock, Jacobs Levy, LA Capital, Ark and CCI Sub-advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to approve a Sub-advisory agreement with BlackRock related to Inflation Protection, an Amended Sub-advisory agreement with Jacobs Levy related to MidCap Growth III, an Amended Sub-advisory agreement with LA Capital and Ark related to SmallCap Value II, and an Amended Sub-advisory agreement with CCI related to SmallCap Growth I. The execution of Sub-advisory Agreements with Jacobs Levy, LA Capital and CCI were in connection with fund mergers of funds with similarly managed funds. The BlackRock Sub-advisory Agreement was entered into to replace the existing sub-adviser. The Agreement with Ark was never executed as Ark ceased its operations.

The Board considered the nature, quality and extent of services expected to be provided under each Sub-advisory agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the Funds and that the due-diligence program recommended each Sub-advisor for the Funds.

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board noted that the proposed fee schedules for the new Sub-advisory agreement with LA Capital, Jacobs Levy and CCI were identical to the fee schedules for Sub-advisory agreements currently in effect with respect to other PFI funds for which each of LA Capital, Jacobs Levy and CCI serve as sub-advisors. The Board noted that although the proposed subadvisory fee schedule for BlackRock is modestly higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, the fee was not unreasonable in light of the services the Manager expected BlackRock to perform. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules were reasonable and appropriate.

The Board considered that the LA Capital, Jacobs Levy and CCI Sub-advisory agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to be not unreasonable. The Board noted that it would review the Manager’s profitability in connection with each of the Sub-advisory agreements at its next annual review of the Management Agreement. The Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory agreement with each Sub-advisor at arms length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each Sub-advisory agreement. The Board concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted the BlackRock representation that it does not use soft dollars. The Board concluded that the subadvisory fees for the Funds were reasonable in light of these fall-out benefits.

LBAM Sub-Advisory Agreement

At its March 9, 2009 meeting, the Board considered the approval of a Sub-advisory Agreement with LBAM, High Yield I’s current subadvisor, in connection with Lehman Brothers Holdings Inc.'s pending sale of a controlling ownership interest in LBAM to Neuberger Berman Group, LLC (“NBG”) and, therefore, an automatic termination of the current Sub-advisory agreement.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory agreement. The Board considered the reputation, qualifications and background of LBAM, the investment approach of LBAM, the experience and skills of LBAM’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the due-diligence program had recommended LBAM as Sub-advisor for High Yield I when the Board initially approved a Sub-advisory agreement with LBAM.

With respect to investment performance, the Board considered LBAM’s representation that it would endeavor to retain the portfolio management personnel currently responsible for the management of the Fund following the sale, and that NGB will be held by a group consisting of portfolio managers, members of senior management and other professionals who have previously participated in LBAM’s operations and who have delivered good performance results for High Yield I in the past. The Board concluded that investment performance was expected to be satisfactory.

The Board noted that the proposed subadvisory fees to be paid to LBAM would not change. Taking into consideration the Board’s prior evaluation of the sub-advisory fees, the Board concluded the sub-advisory fees were reasonable. In concluding that LBAM’s anticipated profitability would not be unreasonable, the Board noted their recent evaluation of this factor in connection with the annual renewal of the previous Sub-advisory agreement. The Board further noted that the Manager would continue to compensate LBAM from its own management fee and that the Manager negotiated the sub-advisory fee at arm’s length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the fund under the Sub-advisory Agreement. The Board noted capacity constraints of the fund’s investment style. The Board concluded that although the sub-advisory fee schedule does not include breakpoints, the fee schedule reflects an appropriate recognition of any economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by LBAM and noted no additional benefits were reported beyond those benefits considered by the Board when the previous sub-advisor agreement was last renewed.

PGI and PIMCO Sub-Advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PGI related to Ultra Short; at its March 9, 2009 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PIMCO related to Core Plus Bond. Both PGI and PIMCO were sub-advisors of the respective Funds prior to the approval of the Amended Sub-advisory agreements.

The Board noted that each of amended Sub-advisory agreements were the same in all material aspects as the current sub-advisory agreement, other than changes lowering the fee schedules. As part of its consideration of the amendments the Board noted that it approved the PIMCO sub-advisory agreement at its June 2008 meeting and the continuation of the PGI sub-advisory agreement at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the sub-advisory agreements and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The Board noted that the Manager represented that the change in the fee schedules would not reduce the quality or quantity of service PIMCO and PGI provide to the funds and that PIMCO’s and PGI’s obligations under the Sub-advisory agreements would remain the same in all material respects.

Management Agreement

At its December 8, 2008 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to Ultra Short. At its January 29, 2009 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to the LifeTime Funds.

The Board noted that the amended Management Agreements were the same in all material aspects as the current Management Agreements other than changes lowering the fee schedules for the Ultra Short and LifeTime Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the Management Agreement for these funds at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the Management Agreement and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The board noted that the Manager represented that the changes in the management fees would not reduce the quality or quantity of service the Manager provides to the funds and that the Manager’s obligations under the Management Agreement would remain the same in all material respects.

Intentionally Left Blank

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV 429-2 | 06/2009 | #4857062011 ©2009 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2009

Letter from the President 1 Shareholder Expense Example 2 Financial Statements 5 Notes to Financial Statements 71 Schedules of Investments 91 Financial Highlights 333 Supplemental Information 371

Despite recent tough times, opportunities lie ahead. We can help you take advantage of them.

Nora Everett President, Principal Funds

Dear Shareholder,

The road has been rough over the past 21 months. Lower home values, tighter household budgets, reduced job security, and ongoing market turmoil have taken a heavy toll on consumers. As we navigate the complexity of these tough economic conditions, you may be a little uneasy. You may feel you’ve lost a lot of ground financially, and worry that you won’t be able to gain it back.

But history shows that the American economy and markets are resilient. While historical results do not guarantee what will happen in the future, in the past the economy and markets have recovered following prolonged downturns. In fact, the worst 12-month U.S. stock market declines historically have been followed by periods of even greater recovery. It’s important to note that many of these major upside moves have happened quickly, at times in the span of just a few days. To avoid missing these key “up” days —whenever they may occur — we encourage you to keep your long-term savings invested in the markets. We also encourage you to diversify your investment portfolio across a range of asset classes, at a level of risk that is “right” for you.*

A company you can count on

In these uncertain times, you likely have questions — about the markets, and about your own finances. We’re here to help, and we will be here for you over the long haul. For nearly 130 years, The Principal® has been helping people map out their financial futures in all kinds of markets. Our fundamentals remain strong during the current difficult conditions, and so does our commitment to helping you accumulate the resources to make your dreams for the future become a reality.

Here at Principal Funds, our mission is to provide investments that can help you build the financial future you have envisioned —over time, through a variety of market environments. Our wide range of mutual funds, covering all core asset classes and many investment styles, provides choices for diversifying your portfolio. You can select a mix of our individual mutual funds; or, you can rely on our asset allocation expertise by investing in one of our turnkey target-risk or target-date asset allocation funds, which are already broadly diversified. If you have been on the sidelines and are now ready to start investing again, we have tried to make taking that step easier and more cost-effective for you by lowering the up-front sales charges on the Class A shares of many of our fixed-income funds.

We encourage you to consult with your financial professional and take action today to plan for a more financially secure tomorrow for you and your family. We believe the key to success is to start — and stick to — an investment plan that matches your financial goals and tolerance for risk. We are here to help as you prepare for the opportunities that lie ahead.

On behalf of everyone at Principal Funds, I thank you for your continued support.

* Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

1

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1, Account Value Account Value November 1,				Annualized
	November 1,	Account Value	2008 to	November 1,	April 30,	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	2009	April 30, 2009(a)	Ratio

Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,019.84	$4.71	$1,000.00	$1,020.13	$4.71	0.94%
Class B	1,000.00	1,017.72	8.00	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,016.97	8.75	1,000.00	1,016.12	8.75	1.75
California Municipal Fund
Class A	1,000.00	1,035.61	4.64	1,000.00	1,020.23	4.61	0.92
Class B	1,000.00	1,031.56	8.66	1,000.00	1,016.27	8.60	1.72
Class C	1,000.00	1,030.38	9.62	1,000.00	1,015.32	9.54	1.91
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,035.60	4.29	1,000.00	1,020.53	4.27	0.85
Class B	1,000.00	1,031.60	8.31	1,000.00	1,016.51	8.28	1.65
Class C	1,000.00	1,030.40	9.26	1,000.00	1,015.56	9.24	1.84
Disciplined LargeCap Blend Fund
Class A	1,000.00	910.61	5.92	1,000.00	1,018.60	6.26	1.25
Class B	1,000.00	905.83	11.91	1,000.00	1,012.30	12.57	2.52
Class C	1,000.00	908.97	8.61	1,000.00	1,015.77	9.10	1.82
Diversified International Fund
Class A	1,000.00	937.09	8.21	1,000.00	1,016.31	8.55	1.71
Class B	1,000.00	930.71	13.74	1,000.00	1,010.56	14.31	2.87
Class C	1,000.00	933.54	9.97	1,000.00	1,014.48	10.39	2.08
Equity Income Fund
Class A	1,000.00	916.69	5.09	1,000.00	1,019.49	5.36	1.07
Class B	1,000.00	912.78	9.49	1,000.00	1,014.88	9.99	2.00
Class C	1,000.00	913.68	8.49	1,000.00	1,015.92	8.95	1.79
Global Diversified Income Fund
Class A	1,000.00	1,060.79	4.80(b)	1,000.00	1,018.60	6.26(b)	1.25
Class C	1,000.00	1,057.35	7.67(b)	1,000.00	1,014.88	9.99(b)	2.00

2

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1, Account Value Account Value November 1,				Annualized
	November 1,	Account Value	2008 to	November 1,	April 30,	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	2009	April 30, 2009(a)	Ratio

Global Real Estate Securities Fund
Class A	$1,000.00	$882.90	$6.77	$1,000.00	$1,017.60	$7.25	1.45%
Class C	1,000.00	879.66	10.25	1,000.00	1,013.88	10.99	2.20
High Yield Fund
Class A	1,000.00	1,126.72	4.85	1,000.00	1,020.23	4.61	0.92
Class B	1,000.00	1,119.73	9.30	1,000.00	1,016.02	8.85	1.77
Class C	1,000.00	1,123.49	8.90	1,000.00	1,016.41	8.45	1.69
Income Fund
Class A	1,000.00	1,092.65	4.67	1,000.00	1,020.33	4.51	0.90
Class B	1,000.00	1,089.81	8.50	1,000.00	1,016.66	8.20	1.64
Class C	1,000.00	1,089.76	8.55	1,000.00	1,016.61	8.25	1.65
Inflation Protection Fund
Class A	1,000.00	986.44	4.43	1,000.00	1,020.33	4.51	0.90
Class C	1,000.00	982.14	8.11	1,000.00	1,016.61	8.25	1.65
International Emerging Markets Fund
Class A	1,000.00	1,121.11	12.15	1,000.00	1,013.34	11.53	2.31
Class B	1,000.00	1,115.01	17.88	1,000.00	1,007.88	16.98	3.41
Class C	1,000.00	1,118.56	14.71	1,000.00	1,010.91	13.96	2.80
International Growth Fund
Class A	1,000.00	906.37	7.56	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	901.12	11.08	1,000.00	1,013.14	11.73	2.35
LargeCap Blend Fund I
Class A	1,000.00	897.09	6.44	1,000.00	1,018.00	6.85	1.37
Class B	1,000.00	892.06	12.85	1,000.00	1,011.21	13.66	2.74
Class C	1,000.00	895.21	8.93	1,000.00	1,015.37	9.49	1.90
LargeCap Blend Fund II
Class A	1,000.00	929.90	7.46	1,000.00	1,017.06	7.80	1.56
Class B	1,000.00	926.76	11.61	1,000.00	1,012.74	12.13	2.43
Class C	1,000.00	927.07	10.51	1,000.00	1,013.88	10.99	2.20
LargeCap Growth Fund
Class A	1,000.00	901.48	6.41	1,000.00	1,018.05	6.80	1.36
Class B	1,000.00	898.48	11.16	1,000.00	1,013.04	11.83	2.37
Class C	1,000.00	900.00	9.85	1,000.00	1,014.43	10.44	2.09
LargeCap Growth Fund I
Class A	1,000.00	1,065.79	9.68	1,000.00	1,015.42	9.44	1.89
Class B	1,000.00	1,060.08	15.58	1,000.00	1,009.67	15.20	3.05
Class C	1,000.00	1,063.91	11.26	1,000.00	1,013.88	10.99	2.20
LargeCap Growth Fund II
Class A	1,000.00	969.34	8.30	1,000.00	1,016.36	8.50	1.70
Class C	1,000.00	965.40	11.94	1,000.00	1,012.65	12.23	2.45
LargeCap S&P 500 Index Fund
Class A	1,000.00	911.33	3.98	1,000.00	1,020.63	4.21	0.84
Class C	1,000.00	908.11	6.15	1,000.00	1,018.35	6.51	1.30
LargeCap Value Fund
Class A	1,000.00	864.53	5.32	1,000.00	1,019.09	5.76	1.15
Class B	1,000.00	859.59	11.20	1,000.00	1,012.74	12.13	2.43
Class C	1,000.00	861.90	7.85	1,000.00	1,016.36	8.50	1.70
LargeCap Value Fund III
Class A	1,000.00	875.88	5.35	1,000.00	1,019.09	5.76	1.15
Class B	1,000.00	872.75	8.82	1,000.00	1,015.37	9.49	1.90
Class C	1,000.00	873.21	8.82	1,000.00	1,015.37	9.49	1.90
MidCap Blend Fund
Class A	1,000.00	974.53	6.22	1,000.00	1,018.50	6.36	1.27
Class B	1,000.00	968.72	11.37	1,000.00	1,013.24	11.63	2.33
Class C	1,000.00	970.68	9.53	1,000.00	1,015.12	9.74	1.95
MidCap Growth Fund III
Class A	1,000.00	980.65	8.59	1,000.00	1,016.12	8.75	1.75
Class B	1,000.00	975.17	12.24	1,000.00	1,012.40	12.47	2.50
Class C	1,000.00	975.61	12.25	1,000.00	1,012.40	12.47	2.50
MidCap Stock Fund
Class A	1,000.00	989.49	8.04	1,000.00	1,016.71	8.15	1.63
Class B	1,000.00	984.86	13.19	1,000.00	1,011.50	13.37	2.68
Class C	1,000.00	983.92	13.67	1,000.00	1,011.01	13.86	2.78
MidCap Value Fund I
Class A	1,000.00	1,282.05	2.49(c)	1,000.00	1,018.10	6.76(c)	1.35
Class B	1,000.00	1,280.45	3.87(c)	1,000.00	1,014.38	10.49(c)	2.10
Class C	1,000.00	1,280.45	3.87(c)	1,000.00	1,014.38	10.49(c)	2.10
MidCap Value Fund II
Class A	1,000.00	883.37	6.30	1,000.00	1,018.10	6.76	1.35
Class B	1,000.00	879.59	9.79	1,000.00	1,014.38	10.49	2.10
Class C	1,000.00	880.46	9.79	1,000.00	1,014.38	10.49	2.10

3

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1, Account Value Account Value November 1,				Annualized
	November 1,	Account Value	2008 to	November 1,	April 30,	2008 to	Expense
	2008	April 30, 2009	April 30, 2009(a)	2008	2009	April 30, 2009(a)	Ratio

Money Market Fund
Class A	$1,000.00	$1,004.53	$2.98	$1,000.00	$1,021.82	$3.01	0.60%
Class B	1,000.00	1,001.60	5.91	1,000.00	1,018.89	5.96	1.19
Class C	1,000.00	1,002.10	5.31	1,000.00	1,019.49	5.36	1.07
Mortgage Securities Fund
Class A	1,000.00	1,056.93	4.49	1,000.00	1,020.43	4.41	0.88
Class B	1,000.00	1,053.08	8.40	1,000.00	1,016.61	8.25	1.65
Class C	1,000.00	1,053.27	8.30	1,000.00	1,016.71	8.15	1.63
Preferred Securities Fund
Class A	1,000.00	1,013.16	4.99	1,000.00	1,019.84	5.01	1.00
Class C	1,000.00	1,009.70	8.72	1,000.00	1,016.12	8.75	1.75
Real Estate Securities Fund
Class A	1,000.00	803.38	5.72	1,000.00	1,018.45	6.41	1.28
Class B	1,000.00	799.97	9.28	1,000.00	1,014.48	10.39	2.08
Class C	1,000.00	801.08	8.84	1,000.00	1,014.98	9.89	1.98
Short-Term Bond Fund
Class A	1,000.00	973.96	4.11	1,000.00	1,020.63	4.21	0.84
Class C	1,000.00	969.57	8.30	1,000.00	1,016.36	8.50	1.70
Short-Term Income Fund
Class A	1,000.00	1,036.85	4.49	1,000.00	1,020.38	4.46	0.89
Class C	1,000.00	1,033.12	8.42	1,000.00	1,016.51	8.35	1.67
SmallCap Blend Fund
Class A	1,000.00	879.34	8.15	1,000.00	1,016.12	8.75	1.75
Class B	1,000.00	874.63	13.34	1,000.00	1,010.56	14.31	2.87
Class C	1,000.00	877.69	10.24	1,000.00	1,013.88	10.99	2.20
SmallCap Growth Fund
Class A	1,000.00	898.71	9.60	1,000.00	1,014.68	10.19	2.04
Class B	1,000.00	896.62	12.09	1,000.00	1,012.05	12.82	2.57
Class C	1,000.00	899.25	10.41	1,000.00	1,013.84	11.04	2.21
SmallCap Growth Fund II
Class A	1,000.00	932.36	6.95	1,000.00	1,017.60	7.25	1.45
Class B	1,000.00	928.71	10.52	1,000.00	1,013.88	10.99	2.20
Class C	1,000.00	929.63	10.53	1,000.00	1,013.88	10.99	2.20
SmallCap Value Fund
Class A	1,000.00	866.43	6.25	1,000.00	1,018.10	6.76	1.35
Class B	1,000.00	862.58	10.58	1,000.00	1,013.44	11.43	2.29
Class C	1,000.00	862.41	9.60	1,000.00	1,014.48	10.39	2.08
Tax-Exempt Bond Fund
Class A	1,000.00	1,074.05	4.42	1,000.00	1,020.53	4.31	0.86
Class B	1,000.00	1,071.19	7.19	1,000.00	1,017.85	7.00	1.40
Class C	1,000.00	1,069.48	8.93	1,000.00	1,016.17	8.70	1.74
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,074.10	3.96	1,000.00	1,020.93	3.87	0.77
Class B	1,000.00	1,071.20	6.73	1,000.00	1,018.22	6.58	1.31
Class C	1,000.00	1,069.50	8.47	1,000.00	1,016.51	8.28	1.65
Ultra Short Bond Fund
Class A	1,000.00	924.91	6.11	1,000.00	1,018.45	6.41	1.28
Class C	1,000.00	925.36	7.16	1,000.00	1,017.36	7.50	1.50
West Coast Equity Fund
Class A	1,000.00	957.02	5.43	1,000.00	1,019.24	5.61	1.12
Class B	1,000.00	951.97	10.65	1,000.00	1,013.88	10.99	2.20
Class C	1,000.00	952.22	10.46	1,000.00	1,014.08	10.79	2.16

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 15, 2008 to April 30, 2009), multiplied by 136/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 2, 2009 to April 30, 2009), multiplied by 59/365 (to reflect the period since inception).

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

			Disciplined
	Bond & Mortgage	California	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund	Fund

Investment in securities--at cost	$ 2,895,126	$ 356,210	$ 2,072,808

Assets
Investment in securities--at value	$ 2,440,471	$ 314,256	$ 1,892,206
Cash	11,304	4	10
Receivables:
Custodian credits	–	2	–
Dividends and interest	21,654	4,767	2,747
Expense reimbursement from Manager	23	–	2
Expense reimbursement from Underwriter	7	–	–
Fund shares sold	9,629	1,588	677
Investment securities sold	154,429	4,163	18,034
Swap premiums paid	29,166	–	–
Unrealized gain on swap agreements	29	–	–
Other assets	7	–	5
Prepaid directors' expenses	3	–	–

Total Assets	2,666,722	324,780	1,913,681
Liabilities
Accrued management and investment advisory fees	901	124	869
Accrued administrative service fees	18	–	1
Accrued distribution fees	114	98	56
Accrued service fees	21	–	2
Accrued transfer agent fees	155	34	195
Accrued directors' expenses	–	1	4
Accrued other expenses	94	36	149
Payables:
Dividends payable	9,440	1,285	–
Fund shares redeemed	3,450	744	694
Interest expense and fees payable	–	122	–
Investment securities purchased	558,424	3,035	16,306
Swap premiums received	3,502	–	–
Unrealized loss on swap agreements	8,392	–	–
Variation margin on futures contracts	–	–	11
Floating rate notes issued	–	13,880	–

Total Liabilities	584,511	19,359	18,287

Net Assets Applicable to Outstanding Shares	$ 2,082,211	$ 305,421	$ 1,895,394

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,719,249	$ 372,465	$ 2,893,673
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,113	702	11,816
Accumulated undistributed (overdistributed) net realized gain (loss)	(178,133)	(25,792)	(833,833)
Net unrealized appreciation (depreciation) of investments	(463,018)	(41,954)	(176,262)

Total Net Assets	$ 2,082,211	$ 305,421	$ 1,895,394

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	300,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 106,616	$ 246,383	$ 183,169
Shares Issued and Outstanding	12,610	27,819	20,501
Net Asset Value per share	$ 8.45	$ 8.86	$ 8.93
Maximum Offering Price	$ 8.78(a)	$ 9.21(a)	$ 9.45(b)

Class B: Net Assets	$ 12,424	$ 49,909	$ 18,716
Shares Issued and Outstanding	1,469	5,635	2,115
Net Asset Value per share	$ 8.46(c)	$ 8.86(c)	$ 8.85(c)

Class C: Net Assets	$ 2,503	$ 9,129	$ 1,689
Shares Issued and Outstanding	296	1,030	190
Net Asset Value per share	$ 8.45(c)	$ 8.86(c)	$ 8.88(c)

Class J: Net Assets	$ 168,862	N/A	N/A
Shares Issued and Outstanding	19,867
Net Asset Value per share	$ 8.50(c)

Institutional: Net Assets	$ 1,648,301	N/A	$ 1,678,630
Shares Issued and Outstanding	195,018		188,624
Net Asset Value per share	$ 8.45		$ 8.90

R-1: Net Assets	$ 7,610	N/A	$ 1,093
Shares Issued and Outstanding	900		123
Net Asset Value per share	$ 8.45		$ 8.88

R-2: Net Assets	$ 25,112	N/A	$ 1,632
Shares Issued and Outstanding	2,994		185
Net Asset Value per share	$ 8.39		$ 8.82

R-3: Net Assets	$ 40,969	N/A	$ 6,129
Shares Issued and Outstanding	4,870		693
Net Asset Value per share	$ 8.41		$ 8.84

R-4: Net Assets	$ 22,652	N/A	$ 3,056
Shares Issued and Outstanding	2,653		344
Net Asset Value per share	$ 8.54		$ 8.87

R-5: Net Assets	$ 47,162	N/A	$ 1,280
Shares Issued and Outstanding	5,600		144
Net Asset Value per share	$ 8.42		$ 8.88

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund

Investment in securities--at cost	$ 1,376,114	$ 2,072,990	$ 52,370

Foreign currency--at cost	$ 2,164	$ –	$ 5

Assets
Investment in securities--at value	$ 1,169,837	$ 1,786,433	$ 55,789
Foreign currency--at value	2,162	–	5
Cash	–	10	589
Receivables:
Dividends and interest	6,327	5,502	590
Expense reimbursement from Manager	15	–	18
Expense reimbursement from Underwriter	5	–	–
Foreign tax refund	37	–	–
Fund shares sold	373	801	341
Investment securities sold	9,734	–	522
Other assets	5	1	–

Total Assets	1,188,495	1,792,747	57,854
Liabilities
Accrued management and investment advisory fees	833	751	36
Accrued administrative service fees	20	–	–
Accrued distribution fees	137	307	–
Accrued service fees	24	–	–
Accrued transfer agent fees	364	554	6
Accrued directors' expenses	6	12	–
Accrued other expenses	747	409	29
Cash overdraft	62	–	–
Payables:
Dividends payable	–	–	340
Fund shares redeemed	1,607	2,172	54
Investment securities purchased	5,586	3,342	1,112

Total Liabilities	9,386	7,547	1,577

Net Assets Applicable to Outstanding Shares	$ 1,179,109	$ 1,785,200	$ 56,277

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,049,389	$ 2,710,192	$ 53,984
Accumulated undistributed (overdistributed) net investment income (operating loss)	7,990	11,059	(49)
Accumulated undistributed (overdistributed) net realized gain (loss)	(672,047)	(649,494)	(1,077)
Net unrealized appreciation (depreciation) of investments	(206,277)	(286,557)	3,419
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	54	–	–

Total Net Assets	$ 1,179,109	$ 1,785,200	$ 56,277

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 224,302	$ 558,917	$ 269
Shares Issued and Outstanding	32,911	44,960	26
Net Asset Value per share	$ 6.82	$ 12.43	$ 10.33
Maximum Offering Price	$ 7.22(a)	$ 13.15(a)	$ 10.73(b)

Class B: Net Assets	$ 21,384	$ 134,945	N/A
Shares Issued and Outstanding	3,129	10,957
Net Asset Value per share	$ 6.84(c)	$ 12.32(c)

Class C: Net Assets	$ 9,405	$ 104,327	$ 100
Shares Issued and Outstanding	1,377	8,551	10
Net Asset Value per share	$ 6.83(c)	$ 12.20(c)	$ 10.31(c)

Class J: Net Assets	$ 132,995	N/A	N/A
Shares Issued and Outstanding	19,694
Net Asset Value per share	$ 6.75(c)

Institutional: Net Assets	$ 611,751	$ 987,011	$ 55,908
Shares Issued and Outstanding	90,096	79,327	5,409
Net Asset Value per share	$ 6.79	$ 12.44	$ 10.34

R-1: Net Assets	$ 6,764	N/A	N/A
Shares Issued and Outstanding	997
Net Asset Value per share	$ 6.78

R-2: Net Assets	$ 16,832	N/A	N/A
Shares Issued and Outstanding	2,495
Net Asset Value per share	$ 6.75

R-3: Net Assets	$ 54,365	N/A	N/A
Shares Issued and Outstanding	8,010
Net Asset Value per share	$ 6.79

R-4: Net Assets	$ 40,623	N/A	N/A
Shares Issued and Outstanding	5,912
Net Asset Value per share	$ 6.87

R-5: Net Assets	$ 60,688	N/A	N/A
Shares Issued and Outstanding	8,926
Net Asset Value per share	$ 6.80

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Global Real Estate
Amounts in thousands, except per share amounts	Securities Fund	High Yield Fund	Income Fund

Investment in securities--at cost	$ 5,451	$ 2,449,098	$ 1,035,232

Investment in affiliated securities--at cost	$ –	$ 35,047	$ –

Foreign currency--at cost	$ 52	$ –	$ –

Assets
Investment in securities--at value	$ 3,921	$ 2,139,627	$ 934,131
Investment in affiliated securities--at value	–	29,554	–
Foreign currency--at value	53	–	–
Cash	10	209	19
Receivables:
Dividends and interest	20	45,990	14,279
Expense reimbursement from Manager	11	–	9
Foreign currency contracts	4	–	–
Fund shares sold	2	41,039	6,007
Investment securities sold	29	741	–
Unrealized gain on swap agreements	–	7,820	–
Prepaid directors' expenses	–	9	–
Prepaid transfer agent fees	1	–	–

Total Assets	4,051	2,264,989	954,445
Liabilities
Accrued management and investment advisory fees	3	852	368
Accrued distribution fees	1	417	83
Accrued transfer agent fees	–	218	64
Accrued directors' expenses	1	–	1
Accrued other expenses	32	129	24
Payables:
Dividends payable	–	18,280	4,975

Foreign currency contracts	2	–	–
Fund shares redeemed	–	4,166	455
Investment securities purchased	23	12,618	23,143
Swap premiums received	–	38,453	–

Total Liabilities	62	75,133	29,113

Net Assets Applicable to Outstanding Shares	$ 3,989	$ 2,189,856	$ 925,332

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 8,859	$ 2,554,345	$ 1,048,568
Accumulated undistributed (overdistributed) net investment income (operating loss)	(47)	4,866	(10,034)
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,295)	(62,281)	(12,102)
Net unrealized appreciation (depreciation) of investments	(1,530)	(307,144)	(101,101)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2	70	1

Total Net Assets	$ 3,989	$ 2,189,856	$ 925,332

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	600,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 2,297	$ 1,194,430	$ 134,716
Shares Issued and Outstanding	539	182,550	16,268
Net Asset Value per share	$ 4.27	$ 6.54	$ 8.28
Maximum Offering Price	$ 4.52(a)	$ 6.79(b)	$ 8.47(c)

Class B: Net Assets	N/A	$ 58,099	$ 50,020
Shares Issued and Outstanding		8,839	6,020
Net Asset Value per share		$ 6.57(d)	$ 8.31(d)

Class C: Net Assets	$ 838	$ 197,752	$ 20,931
Shares Issued and Outstanding	199	30,068	2,518
Net Asset Value per share	$ 4.21(d)	$ 6.58(d)	$ 8.31(d)

Institutional: Net Assets	$ 854	$ 739,575	$ 719,665
Shares Issued and Outstanding	200	113,309	86,708
Net Asset Value per share	$ 4.27	$ 6.53	$ 8.30

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands, except per share amounts	Fund	Fund	Growth Fund

Investment in securities--at cost	$ 440,550	$ 923,655	$ 1,348,248

Foreign currency--at cost	$ –	$ 4,381	$ 1,198

Assets
Investment in securities--at value	$ 389,590(a)	$ 876,725	$ 1,164,323
Foreign currency--at value	–	4,428	1,146
Cash	22,715	1,959	20
Receivables:
Dividends and interest	2,026	2,946	6,496
Expense reimbursement from Manager	4	11	5
Expense reimbursement from Underwriter	–	5	1
Foreign tax refund	–	142	–
Fund shares sold	239	1,617	244
Investment securities sold	–	13,960	12,416

Total Assets	414,574	901,793	1,184,651
Liabilities
Accrued management and investment advisory fees	126	817	927
Accrued administrative service fees	–	7	5
Accrued distribution fees	5	83	17
Accrued service fees	1	9	5
Accrued transfer agent fees	6	204	22
Accrued directors' expenses	–	2	2
Accrued other expenses	7	751	339
Payables:
Fund shares redeemed	209	898	228
Investment securities purchased	–	20,847	6,380
Variation margin on futures contracts	65	–	–
Collateral obligation on securities loaned, at value	33,639	–	–

Total Liabilities	34,058	23,618	7,925

Net Assets Applicable to Outstanding Shares	$ 380,516	$ 878,175	$ 1,176,726

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 520,632	$ 1,409,694	$ 2,255,042
Accumulated undistributed (overdistributed) net investment income (operating loss)	(3,636)	1,013	10,494
Accumulated undistributed (overdistributed) net realized gain (loss)	(84,924)	(485,568)	(904,927)
Net unrealized appreciation (depreciation) of investments	(51,556)	(46,930)	(183,925)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(34)	42

Total Net Assets	$ 380,516	$ 878,175	$ 1,176,726

Capital Stock (par value: $.01 a share):
Shares authorized	680,000	455,000	590,000
Net Asset Value Per Share:
Class A: Net Assets	$ 8,047	$ 79,336	$ 2,022
Shares Issued and Outstanding	1,142	5,157	326
Net Asset Value per share	$ 7.05	$ 15.38	$ 6.19
Maximum Offering Price	$ 7.32(b)	$ 16.28(c)	$ 6.55(c)

Class B: Net Assets	N/A	$ 12,546	N/A
Shares Issued and Outstanding		840
Net Asset Value per share		$ 14.93(d)

Class C: Net Assets	$ 1,143	$ 6,794	$ 261
Shares Issued and Outstanding	162	447	42
Net Asset Value per share	$ 7.04(d)	$ 15.19(d)	$ 6.22(d)

Class J: Net Assets	$ 6,468	$ 125,412	$ 31,276
Shares Issued and Outstanding	929	8,429	5,182
Net Asset Value per share	$ 6.96(d)	$ 14.88(d)	$ 6.04(d)

Institutional: Net Assets	$ 361,923	$ 587,654	$ 1,103,058
Shares Issued and Outstanding	51,787	38,435	179,029
Net Asset Value per share	$ 6.99	$ 15.29	$ 6.16

R-1: Net Assets	$ 340	$ 4,690	$ 1,614
Shares Issued and Outstanding	49	308	262
Net Asset Value per share	$ 6.94	$ 15.25	$ 6.17

R-2: Net Assets	$ 552	$ 8,289	$ 5,127
Shares Issued and Outstanding	80	548	852
Net Asset Value per share	$ 6.93	$ 15.13	$ 6.02

R-3: Net Assets	$ 981	$ 18,138	$ 15,645
Shares Issued and Outstanding	141	1,195	2,452
Net Asset Value per share	$ 6.95	$ 15.19	$ 6.38

R-4: Net Assets	$ 442	$ 14,519	$ 6,097
Shares Issued and Outstanding	64	950	998
Net Asset Value per share	$ 6.96	$ 15.29	$ 6.11

R-5: Net Assets	$ 620	$ 20,797	$ 11,626
Shares Issued and Outstanding	89	1,358	1,900
Net Asset Value per share	$ 6.97	$ 15.32	$ 6.12

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap Blend	LargeCap Blend	LargeCap Growth
Amounts in thousands, except per share amounts	Fund I	Fund II	Fund

Investment in securities--at cost	$ 834,491	$ 710,347	$ 2,125,771

Assets
Investment in securities--at value	$ 717,669	$ 582,634	$ 1,960,061
Cash	429	20	10
Receivables:
Dividends and interest	785	742	838
Expense reimbursement from Manager	1	2	–
Expense reimbursement from Underwriter	2	3	1
Fund shares sold	154	422	831
Investment securities sold	24,145	980	–
Other assets	2	–	12
Prepaid directors' expenses	–	1	–

Total Assets	743,187	584,804	1,961,753
Liabilities
Accrued management and investment advisory fees	252	348	1,012
Accrued administrative service fees	1	8	20
Accrued distribution fees	29	54	113
Accrued service fees	1	9	23
Accrued transfer agent fees	120	80	432
Accrued directors' expenses	2	–	–
Accrued other expenses	49	53	196
Payables:
Fund shares redeemed	222	834	1,876
Investment securities purchased	28,838	436	–
Variation margin on futures contracts	8	6	–

Total Liabilities	29,522	1,828	3,672

Net Assets Applicable to Outstanding Shares	$ 713,665	$ 582,976	$ 1,958,081

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,113,569	$ 861,460	$ 2,688,169
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,956	3,099	2,346
Accumulated undistributed (overdistributed) net realized gain (loss)	(287,029)	(153,864)	(566,724)
Net unrealized appreciation (depreciation) of investments	(116,831)	(127,719)	(165,710)

Total Net Assets	$ 713,665	$ 582,976	$ 1,958,081

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	490,000	1,120,000
Net Asset Value Per Share:
Class A: Net Assets	$ 70,462	$ 32,252	$ 276,784
Shares Issued and Outstanding	12,340	4,850	50,373
Net Asset Value per share	$ 5.71	$ 6.65	$ 5.49
Maximum Offering Price	$ 6.04(a)	$ 7.04(a)	$ 5.49(a)

Class B: Net Assets	$ 4,517	$ 11,703	$ 22,669
Shares Issued and Outstanding	804	1,779	4,269
Net Asset Value per share	$ 5.62(b)	$ 6.58(b)	$ 5.31(b)

Class C: Net Assets	$ 663	$ 820	$ 8,717
Shares Issued and Outstanding	116	124	1,615
Net Asset Value per share	$ 5.71(b)	$ 6.61(b)	$ 5.40(b)

Class J: Net Assets	$ 27,113	$ 81,166	$ 35,824
Shares Issued and Outstanding	4,793	12,575	6,828
Net Asset Value per share	$ 5.66(b)	$ 6.45(b)	$ 5.25(b)

Institutional: Net Assets	$ 603,963	$ 393,132	$ 1,441,126
Shares Issued and Outstanding	106,082	59,355	259,871
Net Asset Value per share	$ 5.69	$ 6.62	$ 5.55

R-1: Net Assets	$ 716	$ 2,766	$ 8,783
Shares Issued and Outstanding	126	418	1,622
Net Asset Value per share	$ 5.68	$ 6.61	$ 5.41

R-2: Net Assets	$ 1,467	$ 12,759	$ 14,128
Shares Issued and Outstanding	256	1,944	2,598
Net Asset Value per share	$ 5.72	$ 6.56	$ 5.44

R-3: Net Assets	$ 1,068	$ 18,362	$ 47,998
Shares Issued and Outstanding	186	2,789	8,404
Net Asset Value per share	$ 5.74	$ 6.58	$ 5.71

R-4: Net Assets	$ 1,800	$ 10,830	$ 34,728
Shares Issued and Outstanding	314	1,636	6,116
Net Asset Value per share	$ 5.73	$ 6.62	$ 5.68

R-5: Net Assets	$ 1,896	$ 19,186	$ 67,324
Shares Issued and Outstanding	329	2,904	12,003
Net Asset Value per share	$ 5.76	$ 6.61	$ 5.61

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap S&P 500
Amounts in thousands, except per share amounts	Fund I	Fund II	Index Fund

Investment in securities--at cost	$ 1,449,888	$ 1,422,960	$ 963,926

Assets
Investment in securities--at value	$ 1,330,935	$ 1,347,251	$ 744,196
Cash	20	4,196	10
Receivables:
Dividends and interest	623	1,101	1,042
Expense reimbursement from Manager	2	3	9
Expense reimbursement from Underwriter	1	1	9
Fund shares sold	826	676	651
Investment securities sold	14,060	15,047	–
Variation margin on futures contracts	–	35	12
Other assets	–	–	1
Prepaid directors' expenses	–	1	3

Total Assets	1,346,467	1,368,311	745,933
Liabilities
Accrued management and investment advisory fees	760	1,003	90
Accrued administrative service fees	5	4	40
Accrued distribution fees	26	11	126
Accrued service fees	6	5	48
Accrued transfer agent fees	76	3	120
Accrued other expenses	41	10	101
Payables:

Foreign currency contracts	–	86	–
Fund shares redeemed	1,168	331	1,081
Investment securities purchased	11,816	10,817	133
Variation margin on futures contracts	20	–	–

Total Liabilities	13,918	12,270	1,739

Net Assets Applicable to Outstanding Shares	$ 1,332,549	$ 1,356,041	$ 744,194

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,760,403	$ 1,882,755	$ 1,012,115
Accumulated undistributed (overdistributed) net investment income (operating loss)	534	1,631	4,704
Accumulated undistributed (overdistributed) net realized gain (loss)	(309,414)	(454,149)	(53,818)
Net unrealized appreciation (depreciation) of investments	(118,974)	(74,110)	(218,807)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(86)	–

Total Net Assets	$ 1,332,549	$ 1,356,041	$ 744,194

Capital Stock (par value: $.01 a share):
Shares authorized	640,000	570,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 30,870	$ 1,406	$ 45,822
Shares Issued and Outstanding	5,447	247	7,496
Net Asset Value per share	$ 5.67	$ 5.69	$ 6.11
Maximum Offering Price	$ 6.00(a)	$ 6.02(a)	$ 6.20(b)

Class B: Net Assets	$ 4,799	N/A	N/A
Shares Issued and Outstanding	878
Net Asset Value per share	$ 5.47(c)

Class C: Net Assets	$ 477	$ 413	$ 2,706
Shares Issued and Outstanding	84	73	445
Net Asset Value per share	$ 5.66(c)	$ 5.58(c)	$ 6.09(c)

Class J: Net Assets	$ 30,967	$ 18,963	$ 221,185
Shares Issued and Outstanding	5,802	3,568	36,531
Net Asset Value per share	$ 5.34(c)	$ 5.31(c)	$ 6.05(c)

Institutional: Net Assets	$ 1,226,848	$ 1,300,208	$ 116,053
Shares Issued and Outstanding	210,272	223,729	19,030
Net Asset Value per share	$ 5.83	$ 5.81	$ 6.10

R-1: Net Assets	$ 1,209	$ 973	$ 8,812
Shares Issued and Outstanding	215	173	1,444
Net Asset Value per share	$ 5.63	$ 5.62	$ 6.10

R-2: Net Assets	$ 7,487	$ 6,419	$ 37,277
Shares Issued and Outstanding	1,362	1,178	6,095
Net Asset Value per share	$ 5.50	$ 5.45	$ 6.12

R-3: Net Assets	$ 11,584	$ 5,842	$ 108,119
Shares Issued and Outstanding	2,036	1,055	17,672
Net Asset Value per share	$ 5.69	$ 5.54	$ 6.12

R-4: Net Assets	$ 3,181	$ 5,443	$ 69,583
Shares Issued and Outstanding	560	964	11,350
Net Asset Value per share	$ 5.68	$ 5.65	$ 6.13

R-5: Net Assets	$ 15,127	$ 16,374	$ 134,637
Shares Issued and Outstanding	2,628	2,876	21,823
Net Asset Value per share	$ 5.76	$ 5.69	$ 6.17

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	LargeCap Value	LargeCap Value	MidCap Blend
Amounts in thousands, except per share amounts	Fund	Fund III	Fund

Investment in securities--at cost	$ 705,668	$ 1,920,925	$ 714,147

Assets
Investment in securities--at value	$ 636,288	$ 1,640,177	$ 557,742
Cash	10	8,683	17
Receivables:
Dividends and interest	1,186	3,295	264
Expense reimbursement from Manager	2	19	7
Expense reimbursement from Underwriter	1	3	5
Fund shares sold	171	115	1,396
Investment securities sold	13,442	16,291	–
Variation margin on futures contracts	10	70	–
Other assets	28	–	6
Prepaid directors' expenses	–	–	1

Total Assets	651,138	1,668,653	559,438
Liabilities
Accrued management and investment advisory fees	226	1,018	287
Accrued administrative service fees	2	15	3
Accrued distribution fees	48	49	140
Accrued service fees	1	18	4
Accrued transfer agent fees	162	82	340
Accrued directors' expenses	–	2	–
Accrued other expenses	73	53	156
Payables:
Fund shares redeemed	255	1,351	568
Investment securities purchased	12,124	24,501	–

Total Liabilities	12,891	27,089	1,498

Net Assets Applicable to Outstanding Shares	$ 638,247	$ 1,641,564	$ 557,940

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 971,782	$ 2,635,215	$ 727,096
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,515	10,985	452
Accumulated undistributed (overdistributed) net realized gain (loss)	(269,774)	(728,197)	(13,203)
Net unrealized appreciation (depreciation) of investments	(69,276)	(276,439)	(156,405)

Total Net Assets	$ 638,247	$ 1,641,564	$ 557,940

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	550,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	$ 137,413	$ 26,119	$ 336,343
Shares Issued and Outstanding	20,470	3,588	38,495
Net Asset Value per share	$ 6.71	$ 7.28	$ 8.74
Maximum Offering Price	$ 7.10(a)	$ 7.70(a)	$ 9.25(a)

Class B: Net Assets	$ 7,269	$ 7,525	$ 29,876
Shares Issued and Outstanding	1,081	1,028	3,469
Net Asset Value per share	$ 6.73(b)	$ 7.32(b)	$ 8.61(b)

Class C: Net Assets	$ 1,043	$ 698	$ 4,192
Shares Issued and Outstanding	156	96	490
Net Asset Value per share	$ 6.67(b)	$ 7.31(b)	$ 8.55(b)

Class J: Net Assets	$ 32,468	$ 56,211	$ 120,345
Shares Issued and Outstanding	4,898	7,852	14,192
Net Asset Value per share	$ 6.63(b)	$ 7.16(b)	$ 8.48(b)

Institutional: Net Assets	$ 448,021	$ 1,425,944	$ 38,451
Shares Issued and Outstanding	66,877	197,030	4,363
Net Asset Value per share	$ 6.70	$ 7.24	$ 8.81

R-1: Net Assets	$ 921	$ 4,322	$ 1,383
Shares Issued and Outstanding	138	599	162
Net Asset Value per share	$ 6.68	$ 7.22	$ 8.52

R-2: Net Assets	$ 2,675	$ 17,781	$ 2,552
Shares Issued and Outstanding	400	2,475	298
Net Asset Value per share	$ 6.68	$ 7.19	$ 8.55

R-3: Net Assets	$ 3,438	$ 47,385	$ 7,942
Shares Issued and Outstanding	516	6,388	915
Net Asset Value per share	$ 6.66	$ 7.42	$ 8.68

R-4: Net Assets	$ 1,375	$ 18,799	$ 5,805
Shares Issued and Outstanding	206	2,605	656
Net Asset Value per share	$ 6.67	$ 7.22	$ 8.85

R-5: Net Assets	$ 3,624	$ 36,780	$ 11,051
Shares Issued and Outstanding	540	5,072	1,260
Net Asset Value per share	$ 6.71	$ 7.25	$ 8.77

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	MidCap Growth	MidCap Stock	MidCap Value
Amounts in thousands, except per share amounts	Fund III	Fund	Fund I

Investment in securities--at cost	$ 824,646	$ 366,322	$ 815,526

Assets
Investment in securities--at value	$ 771,382	$ 363,313	$ 706,000
Cash	5,990	10	4,862
Receivables:
Dividends and interest	384	111	582
Expense reimbursement from Manager	9	–	6
Expense reimbursement from Underwriter	1	–	–
Fund shares sold	162	30	154
Investment securities sold	13,679	2,055	5,008
Variation margin on futures contracts	12	–	14
Prepaid directors' expenses	1	–	–
Prepaid expenses	–	–	38

Total Assets	791,620	365,519	716,664
Liabilities
Accrued management and investment advisory fees	601	215	552
Accrued administrative service fees	8	–	2
Accrued distribution fees	25	18	2
Accrued service fees	9	–	6
Accrued transfer agent fees	45	54	12
Accrued directors' expenses	–	3	4
Accrued other expenses	38	71	–
Payables:
Fund shares redeemed	3,150	219	140
Investment securities purchased	2,996	1,516	3,525
Line of credit	3,090	–	–

Total Liabilities	9,962	2,096	4,243

Net Assets Applicable to Outstanding Shares	$ 781,658	$ 363,423	$ 712,421

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,121,956	$ 405,650	$ 1,045,157
Accumulated undistributed (overdistributed) net investment income (operating loss)	(756)	1,145	2,700
Accumulated undistributed (overdistributed) net realized gain (loss)	(289,163)	(40,363)	(231,436)
Net unrealized appreciation (depreciation) of investments	(50,379)	(3,009)	(104,000)

Total Net Assets	$ 781,658	$ 363,423	$ 712,421

Capital Stock (par value: $.01 a share):
Shares authorized	555,000	600,000	480,000
Net Asset Value Per Share:
Class A: Net Assets	$ 21,481	$ 33,041	$ 16
Shares Issued and Outstanding	3,535	2,917	2
Net Asset Value per share	$ 6.08	$ 11.33	$ 8.00
Maximum Offering Price	$ 6.43(a)	$ 11.99(a)	$ 8.00(a)

Class B: Net Assets	$ 4,647	$ 10,227	$ 13
Shares Issued and Outstanding	789	981	2
Net Asset Value per share	$ 5.89(b)	$ 10.43(b)	$ 7.99(b)

Class C: Net Assets	$ 835	$ 3,630	$ 13
Shares Issued and Outstanding	139	349	2
Net Asset Value per share	$ 6.00(b)	$ 10.42(b)	$ 7.99(b)

Class J: Net Assets	$ 19,317	N/A	$ 296
Shares Issued and Outstanding	3,324		37
Net Asset Value per share	$ 5.81(b)		$ 7.99(b)

Institutional: Net Assets	$ 666,833	$ 316,525	$ 669,879
Shares Issued and Outstanding	106,505	27,634	83,633
Net Asset Value per share	$ 6.26	$ 11.45	$ 8.01

R-1: Net Assets	$ 2,186	N/A	$ 3,388
Shares Issued and Outstanding	364		428
Net Asset Value per share	$ 6.00		$ 7.92

R-2: Net Assets	$ 8,551	N/A	$ 5,770
Shares Issued and Outstanding	1,406		729
Net Asset Value per share	$ 6.08		$ 7.91

R-3: Net Assets	$ 25,105	N/A	$ 12,964
Shares Issued and Outstanding	3,995		1,628
Net Asset Value per share	$ 6.28		$ 7.96

R-4: Net Assets	$ 20,525	N/A	$ 9,479
Shares Issued and Outstanding	3,260		1,189
Net Asset Value per share	$ 6.30		$ 7.97

R-5: Net Assets	$ 12,178	N/A	$ 10,603
Shares Issued and Outstanding	1,905		1,326
Net Asset Value per share	$ 6.39		$ 7.99

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	MidCap Value	Money Market	Mortgage
Amounts in thousands, except per share amounts	Fund II	Fund	Securities Fund

Investment in securities--at cost	$ 236,704	$ 2,851,423	$ 1,325,009

Assets
Investment in securities--at value	$ 234,858	$ 2,851,423	$ 1,329,703
Cash	3,854	9	161
Receivables:
Dividends and interest	211	717	6,220
Expense reimbursement from Manager	9	113	–
Expense reimbursement from Underwriter	2	371	19
Fund shares sold	55	4,133	6,123
Investment securities sold	–	774	326
Other assets	–	27	19
Prepaid directors' expenses	–	15	–
Prepaid expenses	–	205	–

Total Assets	238,989	2,857,787	1,342,571
Liabilities
Accrued management and investment advisory fees	186	912	492
Accrued administrative service fees	4	38	3
Accrued distribution fees	21	518	128
Accrued service fees	4	91	4
Accrued transfer agent fees	28	319	125
Accrued directors' expenses	20	–	–
Accrued other expenses	52	–	80
Payables:
Dividends payable	–	115	4,324
Fund shares redeemed	826	8,799	1,819
Investment securities purchased	–	–	7,618

Total Liabilities	1,141	10,792	14,593

Net Assets Applicable to Outstanding Shares	$ 237,848	$ 2,846,995	$ 1,327,978

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 511,137	$ 2,850,790	$ 1,424,140
Accumulated undistributed (overdistributed) net investment income (operating loss)	611	–	(2,437)
Accumulated undistributed (overdistributed) net realized gain (loss)	(272,054)	(3,795)	(98,419)
Net unrealized appreciation (depreciation) of investments	(1,846)	–	4,694

Total Net Assets	$ 237,848	$ 2,846,995	$ 1,327,978

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	17,575,000	855,000
Net Asset Value Per Share:
Class A: Net Assets	$ 4,864	$ 774,859	$ 263,503
Shares Issued and Outstanding	692	775,821	24,666
Net Asset Value per share	$ 7.02	$ 1.00	$ 10.68
Maximum Offering Price	$ 7.43(a)	$ 1.00	$ 10.93(b)

Class B: Net Assets	$ 878	$ 99,283	$ 69,549
Shares Issued and Outstanding	126	99,354	6,515
Net Asset Value per share	$ 6.96(c)	$ 1.00(c)	$ 10.68(c)

Class C: Net Assets	$ 761	$ 48,235	$ 23,432
Shares Issued and Outstanding	109	48,268	2,197
Net Asset Value per share	$ 7.00(c)	$ 1.00(c)	$ 10.66(c)

Class J: Net Assets	$ 39,378	$ 405,050	$ 93,131
Shares Issued and Outstanding	5,944	405,447	8,708
Net Asset Value per share	$ 6.63(c)	$ 1.00(c)	$ 10.69(c)

Class S: Net Assets	N/A	$ 944,124	N/A
Shares Issued and Outstanding		945,528
Net Asset Value per share		$ 1.00

Institutional: Net Assets	$ 160,586	$ 235,344	$ 837,971
Shares Issued and Outstanding	22,904	235,804	78,411
Net Asset Value per share	$ 7.01	$ 1.00	$ 10.69

R-1: Net Assets	$ 703	$ 11,171	$ 2,177
Shares Issued and Outstanding	101	11,180	204
Net Asset Value per share	$ 6.97	$ 1.00	$ 10.69

R-2: Net Assets	$ 6,724	$ 26,802	$ 8,846
Shares Issued and Outstanding	997	26,847	827
Net Asset Value per share	$ 6.74	$ 1.00	$ 10.69

R-3: Net Assets	$ 11,458	$ 91,511	$ 11,492
Shares Issued and Outstanding	1,652	91,617	1,075
Net Asset Value per share	$ 6.94	$ 1.00	$ 10.69

R-4: Net Assets	$ 5,814	$ 36,266	$ 4,309
Shares Issued and Outstanding	841	36,305	403
Net Asset Value per share	$ 6.92	$ 1.00	$ 10.69

R-5: Net Assets	$ 6,682	$ 174,350	$ 13,568
Shares Issued and Outstanding	961	174,619	1,269
Net Asset Value per share	$ 6.95	$ 1.00	$ 10.69

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Preferred	Real Estate	Short-Term Bond
Amounts in thousands, except per share amounts	Securities Fund	Securities Fund	Fund

Investment in securities--at cost	$ 1,910,882	$ 1,358,927	$ 172,126

Assets
Investment in securities--at value	$ 1,479,190	$ 1,118,112	$ 134,081
Cash	1,459	10	39
Receivables:
Dividends and interest	17,603	1,113	1,756
Expense reimbursement from Manager	44	28	10
Expense reimbursement from Underwriter	–	3	2
Fund shares sold	19,867	554	768
Investment securities sold	1,190	–	280
Prepaid directors' expenses	5	–	–

Total Assets	1,519,358	1,119,820	136,936
Liabilities
Accrued management and investment advisory fees	836	703	44
Accrued administrative service fees	1	9	1
Accrued distribution fees	228	56	24
Accrued service fees	1	12	1
Accrued transfer agent fees	55	157	45
Accrued directors' expenses	–	2	1
Accrued other expenses	6	62	43
Payables:
Dividends payable	10,513	–	632
Fund shares redeemed	2,022	1,012	133
Investment securities purchased	10,920	488	–

Total Liabilities	24,582	2,501	924

Net Assets Applicable to Outstanding Shares	$ 1,494,776	$ 1,117,319	$ 136,012

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,119,120	$ 1,915,744	$ 194,717
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,813	1,161	(694)
Accumulated undistributed (overdistributed) net realized gain (loss)	(194,465)	(558,771)	(19,966)
Net unrealized appreciation (depreciation) of investments	(431,692)	(240,815)	(38,045)

Total Net Assets	$ 1,494,776	$ 1,117,319	$ 136,012

Capital Stock (par value: $.01 a share):
Shares authorized	505,000	730,000	655,000
Net Asset Value Per Share:
Class A: Net Assets	$ 339,124	$ 48,880	$ 52,768
Shares Issued and Outstanding	52,480	5,256	6,625
Net Asset Value per share	$ 6.46	$ 9.30	$ 7.97
Maximum Offering Price	$ 6.71(a)	$ 9.84(b)	$ 8.15(c)

Class B: Net Assets	N/A	$ 10,209	N/A
Shares Issued and Outstanding		1,106
Net Asset Value per share		$ 9.23(d)

Class C: Net Assets	$ 211,292	$ 3,380	$ 2,723
Shares Issued and Outstanding	32,700	365	341
Net Asset Value per share	$ 6.46(d)	$ 9.26(d)	$ 7.97(d)

Class J: Net Assets	$ 14,483	$ 79,703	$ 39,731
Shares Issued and Outstanding	2,275	8,745	4,978
Net Asset Value per share	$ 6.37(d)	$ 9.11(d)	$ 7.98(d)

Institutional: Net Assets	$ 925,218	$ 881,503	$ 36,250
Shares Issued and Outstanding	143,740	94,824	4,548
Net Asset Value per share	$ 6.44	$ 9.30	$ 7.97

R-1: Net Assets	$ 665	$ 2,899	$ 456
Shares Issued and Outstanding	104	314	57
Net Asset Value per share	$ 6.42	$ 9.23	$ 7.97

R-2: Net Assets	$ 599	$ 9,033	$ 153
Shares Issued and Outstanding	93	1,004	19
Net Asset Value per share	$ 6.40	$ 9.00	$ 7.99

R-3: Net Assets	$ 1,495	$ 25,882	$ 2,729
Shares Issued and Outstanding	233	2,830	341
Net Asset Value per share	$ 6.41	$ 9.15	$ 8.01

R-4: Net Assets	$ 1,553	$ 10,858	$ 90
Shares Issued and Outstanding	242	1,196	11
Net Asset Value per share	$ 6.41	$ 9.08	$ 7.95

R-5: Net Assets	$ 347	$ 44,972	$ 1,112
Shares Issued and Outstanding	54	4,947	140
Net Asset Value per share	$ 6.42	$ 9.09	$ 7.94

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Short-Term Income	SmallCap Blend	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund

Investment in securities--at cost	$ 290,512	$ 175,825	$ 233,433

Assets
Investment in securities--at value	$ 281,876	$ 160,486	$ 201,917
Cash	63	378	10
Receivables:
Dividends and interest	2,761	102	23
Expense reimbursement from Manager	1	5	10
Expense reimbursement from Underwriter	–	3	–
Fund shares sold	4,847	18	44
Investment securities sold	–	4,698	1,439
Variation margin on futures contracts	3	–	–
Other assets	–	1	–

Total Assets	289,551	165,691	203,443
Liabilities
Accrued management and investment advisory fees	111	95	118
Accrued administrative service fees	–	1	1
Accrued distribution fees	17	42	15
Accrued service fees	–	1	1
Accrued transfer agent fees	19	121	71
Accrued directors' expenses	2	1	2
Accrued other expenses	5	77	61
Payables:
Dividends payable	961	–	–
Fund shares redeemed	209	241	24
Investment securities purchased	–	4,359	1,630
Variation margin on futures contracts	–	19	–

Total Liabilities	1,324	4,957	1,923

Net Assets Applicable to Outstanding Shares	$ 288,227	$ 160,734	$ 201,520

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 303,958	$ 259,888	$ 334,060
Accumulated undistributed (overdistributed) net investment income (operating loss)	28	32	(431)
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,958)	(84,935)	(100,593)
Net unrealized appreciation (depreciation) of investments	(8,801)	(14,251)	(31,516)

Total Net Assets	$ 288,227	$ 160,734	$ 201,520

Capital Stock (par value: $.01 a share):
Shares authorized	550,000	455,000	705,000
Net Asset Value Per Share:
Class A: Net Assets	$ 58,781	$ 54,760	$ 24,948
Shares Issued and Outstanding	5,182	6,013	5,110
Net Asset Value per share	$ 11.34	$ 9.11	$ 4.88
Maximum Offering Price	$ 11.60(a)	$ 9.64(b)	$ 5.16(b)

Class B: Net Assets	N/A	$ 7,221	$ 2,179
Shares Issued and Outstanding		822	457
Net Asset Value per share		$ 8.79(c)	$ 4.77(c)

Class C: Net Assets	$ 14,828	$ 694	$ 970
Shares Issued and Outstanding	1,306	78	201
Net Asset Value per share	$ 11.35(c)	$ 8.97(c)	$ 4.82(c)

Class J: Net Assets	N/A	$ 68,277	$ 19,181
Shares Issued and Outstanding		7,799	4,172
Net Asset Value per share		$ 8.75(c)	$ 4.60(c)

Institutional: Net Assets	$ 214,618	$ 25,145	$ 146,084
Shares Issued and Outstanding	18,919	2,701	29,351
Net Asset Value per share	$ 11.34	$ 9.31	$ 4.98

R-1: Net Assets	N/A	$ 184	$ 451
Shares Issued and Outstanding		20	95
Net Asset Value per share		$ 8.97	$ 4.77

R-2: Net Assets	N/A	$ 1,115	$ 360
Shares Issued and Outstanding		125	74
Net Asset Value per share		$ 8.96	$ 4.85

R-3: Net Assets	N/A	$ 583	$ 1,740
Shares Issued and Outstanding		64	354
Net Asset Value per share		$ 9.09	$ 4.92

R-4: Net Assets	N/A	$ 1,577	$ 2,466
Shares Issued and Outstanding		170	490
Net Asset Value per share		$ 9.24	$ 5.04

R-5: Net Assets	N/A	$ 1,178	$ 3,141
Shares Issued and Outstanding		126	619
Net Asset Value per share		$ 9.33	$ 5.08

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	SmallCap Growth	SmallCap Value	Tax-Exempt Bond
Amounts in thousands, except per share amounts	Fund II	Fund	Fund

Investment in securities--at cost	$ 354,478	$ 445,385	$ 267,883

Assets
Investment in securities--at value	$ 313,737	$ 373,570	$ 253,468
Cash	5,471	10	90
Receivables:
Custodian credits	–	–	2
Dividends and interest	28	283	4,096
Expense reimbursement from Manager	15	8	9
Expense reimbursement from Underwriter	1	1	–
Fund shares sold	20	107	1,162
Investment securities sold	2,833	121	–
Other assets	–	–	9

Total Assets	322,105	374,100	258,836
Liabilities
Accrued management and investment advisory fees	251	220	99
Accrued administrative service fees	4	5	–
Accrued distribution fees	13	23	59
Accrued service fees	5	6	–
Accrued transfer agent fees	37	48	22
Accrued directors' expenses	1	2	1
Accrued other expenses	35	26	7
Payables:
Dividends payable	–	–	1,029
Fund shares redeemed	738	119	165
Interest expense and fees payable	–	–	71
Investment securities purchased	2,805	314	2,499
Variation margin on futures contracts	70	–	–
Floating rate notes issued	–	–	11,329

Total Liabilities	3,959	763	15,281

Net Assets Applicable to Outstanding Shares	$ 318,146	$ 373,337	$ 243,555

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 478,731	$ 603,976	$ 268,766
Accumulated undistributed (overdistributed) net investment income (operating loss)	(1,034)	1,391	665
Accumulated undistributed (overdistributed) net realized gain (loss)	(121,024)	(160,215)	(11,461)
Net unrealized appreciation (depreciation) of investments	(38,527)	(71,815)	(14,415)

Total Net Assets	$ 318,146	$ 373,337	$ 243,555

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	830,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$ 9,551	$ 12,499	$ 227,629
Shares Issued and Outstanding	1,873	1,175	34,492
Net Asset Value per share	$ 5.10	$ 10.64	$ 6.60
Maximum Offering Price	$ 5.40(a)	$ 11.26(a)	$ 6.86(b)

Class B: Net Assets	$ 3,056	$ 2,266	$ 11,165
Shares Issued and Outstanding	618	218	1,691
Net Asset Value per share	$ 4.95(c)	$ 10.42(c)	$ 6.60(c)

Class C: Net Assets	$ 438	$ 2,932	$ 4,761
Shares Issued and Outstanding	87	278	721
Net Asset Value per share	$ 5.02(c)	$ 10.53(c)	$ 6.60(c)

Class J: Net Assets	$ 13,606	$ 35,647	N/A
Shares Issued and Outstanding	2,926	3,463
Net Asset Value per share	$ 4.65(c)	$ 10.29(c)

Institutional: Net Assets	$ 255,036	$ 277,890	N/A
Shares Issued and Outstanding	48,222	26,116
Net Asset Value per share	$ 5.29	$ 10.64

R-1: Net Assets	$ 1,120	$ 1,251	N/A
Shares Issued and Outstanding	221	119
Net Asset Value per share	$ 5.07	$ 10.52

R-2: Net Assets	$ 5,596	$ 4,787	N/A
Shares Issued and Outstanding	1,145	455
Net Asset Value per share	$ 4.89	$ 10.53

R-3: Net Assets	$ 6,615	$ 9,856	N/A
Shares Issued and Outstanding	1,316	927
Net Asset Value per share	$ 5.02	$ 10.63

R-4: Net Assets	$ 5,242	$ 5,958	N/A
Shares Issued and Outstanding	1,029	558
Net Asset Value per share	$ 5.09	$ 10.68

R-5: Net Assets	$ 17,886	$ 20,251	N/A
Shares Issued and Outstanding	3,461	1,886
Net Asset Value per share	$ 5.17	$ 10.74

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

16

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

	Ultra Short Bond	West Coast Equity
Amounts in thousands, except per share amounts	Fund	Fund

Investment in securities--at cost	$ 180,898	$ 662,981

Assets
Investment in securities--at value	$ 143,621	$ 802,183
Cash	26	10
Receivables:
Dividends and interest	1,124	919
Expense reimbursement from Manager	1	–
Fund shares sold	295	263
Investment securities sold	2,510	2,902

Total Assets	147,577	806,277
Liabilities
Accrued management and investment advisory fees	45	368
Accrued administrative service fees	1	–
Accrued distribution fees	–	137
Accrued service fees	2	–
Accrued transfer agent fees	8	262
Accrued directors' expenses	2	3
Accrued other expenses	21	209
Payables:
Dividends payable	291	–
Fund shares redeemed	72	744
Investment securities purchased	–	2,641

Total Liabilities	442	4,364

Net Assets Applicable to Outstanding Shares	$ 147,135	$ 801,913

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 211,958	$ 691,832
Accumulated undistributed (overdistributed) net investment income (operating loss)	(175)	3,115
Accumulated undistributed (overdistributed) net realized gain (loss)	(27,371)	(32,236)
Net unrealized appreciation (depreciation) of investments	(37,277)	139,202

Total Net Assets	$ 147,135	$ 801,913

Capital Stock (par value: $.01 a share):
Shares authorized	695,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 2,514	$ 341,906
Shares Issued and Outstanding	357	12,359
Net Asset Value per share	$ 7.03	$ 27.67
Maximum Offering Price	$ 7.10(a)	$ 29.28(b)

Class B: Net Assets	N/A	$ 76,578
Shares Issued and Outstanding		3,224
Net Asset Value per share		$ 23.76(c)

Class C: Net Assets	$ 724	$ 10,981
Shares Issued and Outstanding	103	459
Net Asset Value per share	$ 7.05(c)	$ 23.89(c)

Class J: Net Assets	$ 17,886	N/A
Shares Issued and Outstanding	2,561
Net Asset Value per share	$ 6.99(c)

Institutional: Net Assets	$ 117,468	$ 372,448
Shares Issued and Outstanding	16,697	13,336
Net Asset Value per share	$ 7.04	$ 27.93

R-1: Net Assets	$ 9	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$ 6.99

R-2: Net Assets	$ 5,540	N/A
Shares Issued and Outstanding	793
Net Asset Value per share	$ 6.98

R-3: Net Assets	$ 2,176	N/A
Shares Issued and Outstanding	311
Net Asset Value per share	$ 7.00

R-4: Net Assets	$ 8	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$ 6.97

R-5: Net Assets	$ 810	N/A
Shares Issued and Outstanding	116
Net Asset Value per share	$ 7.02

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

			Disciplined
	Bond & Mortgage	California Municipal	LargeCap Blend
Amounts in thousands	Securities Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,330	$ –	$ 25,103
Interest	70,279	9,734	34
Securities lending - net	1,016	–	–

Total Income	73,625	9,734	25,137
Expenses:
Management and investment advisory fees	5,841	748	5,185
Distribution fees - Class A	134	297	229
Distribution fees - Class B	67	267	101
Distribution fees - Class C	12	40	8
Distribution fees - Class J	384	N/A	N/A
Distribution fees - R-1	12	N/A	2
Distribution fees - R-2	38	N/A	2
Distribution fees - R-3	53	N/A	8
Distribution fees - R-4	11	N/A	1
Administrative service fees - R-1	10	N/A	1
Administrative service fees - R-2	25	N/A	2
Administrative service fees - R-3	32	N/A	4
Administrative service fees - R-4	14	N/A	2
Administrative service fees - R-5	29	N/A	1
Registration fees - Class A	8	12	10
Registration fees - Class B	8	12	7
Registration fees - Class C	8	9	8
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	7	N/A	8
Service fees - R-1	9	N/A	1
Service fees - R-2	32	N/A	2
Service fees - R-3	37	N/A	5
Service fees - R-4	16	N/A	2
Service fees - R-5	39	N/A	1
Shareholder reports - Class A	14	11	47
Shareholder reports - Class B	3	3	12
Shareholder reports - Class C	–	1	–
Shareholder reports - Class J	19	N/A	N/A
Transfer agent fees - Class A	166	76	330
Transfer agent fees - Class B	35	19	76
Transfer agent fees - Class C	6	4	5
Transfer agent fees - Class J	140	N/A	N/A
Transfer agent fees - Institutional	1	N/A	1
Custodian fees	10	2	6
Directors' expenses	9	7	9
Interest expense and fees	–	104	–
Professional fees	9	8	8
Other expenses	54	8	17

Total Gross Expenses	7,302	1,628	6,101
Less: Reimbursement from custodian	–	2	–
Less: Reimbursement from Manager - Class A	99	–	–
Less: Reimbursement from Manager - Class B	41	–	–
Less: Reimbursement from Manager - Class C	11	–	12
Less: Reimbursement from Underwriter - Class J	43	N/A	N/A

Total Net Expenses	7,108	1,626	6,089

Net Investment Income (Loss)	66,517	8,108	19,048

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(109,745)	(13,490)	(450,279)
Futures contracts	3,872	–	(14,443)
Change in unrealized appreciation/depreciation of:
Investments	89,075	15,284	259,318
Futures contracts	276	–	3,341
Swap agreements	(5,976)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(22,498)	1,794	(202,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 44,019	$ 9,902	$ (183,015)

See accompanying notes.

18

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund(a)

Net Investment Income (Operating Loss)
Income:
Dividends	$ 21,201	$ 41,095	$ 683
Withholding tax	(2,916)	–	(34)
Interest	11	970	856
Securities lending - net	34	5	–

Total Income	18,330	42,070	1,505
Expenses:
Management and investment advisory fees	5,061	4,682	146
Distribution fees - Class A	280	722	–
Distribution fees - Class B	115	715	N/A
Distribution fees - Class C	48	550	–
Distribution fees - Class J	293	N/A	N/A
Distribution fees - R-1	11	N/A	N/A
Distribution fees - R-2	24	N/A	N/A
Distribution fees - R-3	65	N/A	N/A
Distribution fees - R-4	19	N/A	N/A
Administrative service fees - R-1	9	N/A	N/A
Administrative service fees - R-2	16	N/A	N/A
Administrative service fees - R-3	39	N/A	N/A
Administrative service fees - R-4	24	N/A	N/A
Administrative service fees - R-5	32	N/A	N/A
Registration fees - Class A	11	36	11
Registration fees - Class B	8	12	N/A
Registration fees - Class C	8	11	11
Registration fees - Class J	12	N/A	N/A
Registration fees - Institutional	7	8	7
Service fees - R-1	8	N/A	N/A
Service fees - R-2	21	N/A	N/A
Service fees - R-3	44	N/A	N/A
Service fees - R-4	28	N/A	N/A
Service fees - R-5	43	N/A	N/A
Shareholder reports - Class A	52	99	1
Shareholder reports - Class B	11	47	N/A
Shareholder reports - Class C	2	17	–
Shareholder reports - Class J	9	N/A	N/A
Transfer agent fees - Class A	494	705	11
Transfer agent fees - Class B	86	280	N/A
Transfer agent fees - Class C	24	116	2
Transfer agent fees - Class J	153	N/A	N/A
Transfer agent fees - Institutional	1	–	–
Custodian fees	398	2	47
Directors' expenses	18	27	1
Professional fees	24	11	6
Other expenses	19	34	1

Total Gross Expenses	7,517	8,074	244
Less: Reimbursement from Manager - Class A	–	–	23
Less: Reimbursement from Manager - Class C	29	–	13
Less: Reimbursement from Manager - Institutional	31	–	43
Less: Reimbursement from Underwriter - Class J	32	N/A	N/A

Total Net Expenses	7,425	8,074	165

Net Investment Income (Loss)	10,905	33,996	1,340

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(417,858)	(362,453)	(1,110)
Foreign currency transactions	(364)	–	(2)
Change in unrealized appreciation/depreciation of:
Investments	329,845	139,658	3,419
Translation of assets and liabilities in foreign currencies	30	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(88,347)	(222,795)	2,307

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (77,442)	$ (188,799)	$ 3,647

(a) Period from December 15, 2008, date operations commenced, through April 30, 2009

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Global Real Estate
Amounts in thousands	Securities Fund	High Yield Fund	Income Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 937	$ –
Dividends	126	3,400	288
Withholding tax	(7)	(107)	–
Interest	1	86,379	31,251
Securities lending - net	–	1	2

Total Income	120	90,610	31,541
Expenses:
Management and investment advisory fees	17	4,154	2,149
Distribution fees - Class A	3	1,114	156
Distribution fees - Class B	N/A	246	246
Distribution fees - Class C	4	697	83
Registration fees - Class A	13	30	13
Registration fees - Class B	N/A	9	8
Registration fees - Class C	13	11	8
Registration fees - Institutional	7	7	7
Shareholder reports - Class A	1	159	16
Shareholder reports - Class B	N/A	8	9
Shareholder reports - Class C	–	20	2
Transfer agent fees - Class A	6	479	88
Transfer agent fees - Class B	N/A	45	45
Transfer agent fees - Class C	3	89	12
Transfer agent fees - Institutional	–	9	6
Custodian fees	14	11	2
Directors' expenses	1	15	5
Professional fees	11	8	8
Other expenses	–	16	7

Total Gross Expenses	93	7,127	2,870
Less: Reimbursement from Manager - Class A	32	–	26
Less: Reimbursement from Manager - Class B	N/A	–	28
Less: Reimbursement from Manager - Class C	20	–	10
Less: Reimbursement from Manager - Institutional	13	–	–

Total Net Expenses	28	7,127	2,806

Net Investment Income (Loss)	92	83,483	28,735

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,592)	(56,848)	(6,923)
Foreign currency transactions	34	7,780	(4)
Change in unrealized appreciation/depreciation of:
Investments	941	195,484	58,637
Investments in affiliates	–	(1,928)	–
Swap agreements	–	7,811	–
Translation of assets and liabilities in foreign currencies	(50)	(7,400)	1
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(667)	144,899	51,711

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (575)	$ 228,382	$ 80,446

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands	Fund	Fund	Growth Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 9,242	$ 21,465
Withholding tax	–	(931)	(3,263)
Interest	(2,908)	16	14
Securities lending - net	371	4	4

Total Income	(2,537)	8,331	18,220
Expenses:
Management and investment advisory fees	768	4,246	5,838
Distribution fees - Class A	8	94	3
Distribution fees - Class B	N/A	56	N/A
Distribution fees - Class C	7	29	1
Distribution fees - Class J	16	242	72
Distribution fees - R-1	1	6	3
Distribution fees - R-2	1	10	8
Distribution fees - R-3	1	19	20
Distribution fees - R-4	–	6	3
Administrative service fees - R-1	1	5	2
Administrative service fees - R-2	–	7	5
Administrative service fees - R-3	1	11	12
Administrative service fees - R-4	–	7	5
Administrative service fees - R-5	–	9	6
Registration fees - Class A	7	14	12
Registration fees - Class B	N/A	9	N/A
Registration fees - Class C	8	9	12
Registration fees - Class J	8	12	9
Registration fees - Institutional	7	7	8
Service fees - R-1	1	4	2
Service fees - R-2	1	8	7
Service fees - R-3	1	13	14
Service fees - R-4	–	9	5
Service fees - R-5	–	12	8
Shareholder reports - Class A	1	33	1
Shareholder reports - Class B	N/A	6	N/A
Shareholder reports - Class C	–	3	–
Shareholder reports - Class J	1	13	4
Transfer agent fees - Class A	9	212	7
Transfer agent fees - Class B	N/A	44	N/A
Transfer agent fees - Class C	4	18	3
Transfer agent fees - Class J	15	123	37
Transfer agent fees - Institutional	–	18	14
Custodian fees	3	583	222
Directors' expenses	5	8	12
Professional fees	7	26	10
Other expenses	5	9	14

Total Gross Expenses	887	5,940	6,379
Less: Reimbursement from Manager - Class A	9	–	16
Less: Reimbursement from Manager - Class C	10	17	15
Less: Reimbursement from Manager - Class J	11	–	–
Less: Reimbursement from Manager - Institutional	–	32	–
Less: Reimbursement from Underwriter - Class J	2	27	8

Total Net Expenses	855	5,864	6,340

Net Investment Income (Loss)	(3,392)	2,467	11,880

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(69,328)	(291,905)	(554,153)
Foreign currency transactions	–	(1,406)	244
Futures contracts	(2,073)	–	(6,450)
Change in unrealized appreciation/depreciation of:
Investments	58,665	388,751	418,880
Futures contracts	(596)	–	1,195
Swap agreements	12,410	–	–
Translation of assets and liabilities in foreign currencies	–	116	(166)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(922)	95,556	(140,450)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (4,314)	$ 98,023	$ (128,570)

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap Blend	LargeCap Blend	LargeCap Growth
Amounts in thousands	Fund I	Fund II	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 8,924	$ 8,094	$ 12,683
Interest	24	7	86

Total Income	8,948	8,101	12,769
Expenses:
Management and investment advisory fees	1,433	2,084	5,896
Distribution fees - Class A	87	40	336
Distribution fees - Class B	24	60	123
Distribution fees - Class C	3	4	43
Distribution fees - Class J	62	178	75
Distribution fees - R-1	1	4	14
Distribution fees - R-2	2	18	20
Distribution fees - R-3	2	23	55
Distribution fees - R-4	1	5	16
Administrative service fees - R-1	1	3	11
Administrative service fees - R-2	1	12	13
Administrative service fees - R-3	1	14	33
Administrative service fees - R-4	1	7	21
Administrative service fees - R-5	1	10	34
Registration fees - Class A	7	7	10
Registration fees - Class B	6	7	6
Registration fees - Class C	8	8	8
Registration fees - Class J	8	11	9
Registration fees - Institutional	7	7	8
Service fees - R-1	1	3	10
Service fees - R-2	2	15	16
Service fees - R-3	1	16	38
Service fees - R-4	1	8	24
Service fees - R-5	1	14	46
Shareholder reports - Class A	17	7	89
Shareholder reports - Class B	2	3	15
Shareholder reports - Class C	–	–	2
Shareholder reports - Class J	3	7	5
Transfer agent fees - Class A	209	74	700
Transfer agent fees - Class B	23	30	106
Transfer agent fees - Class C	3	4	14
Transfer agent fees - Class J	27	59	57
Transfer agent fees - Institutional	1	13	17
Custodian fees	5	5	3
Directors' expenses	4	10	14
Professional fees	9	9	17
Other expenses	4	12	20

Total Gross Expenses	1,969	2,791	7,924
Less: Reimbursement from Manager - Class A	–	–	177
Less: Reimbursement from Manager - Class B	–	–	40
Less: Reimbursement from Manager - Class C	10	10	5
Less: Reimbursement from Underwriter - Class J	7	20	8

Total Net Expenses	1,952	2,761	7,694

Net Investment Income (Loss)	6,996	5,340	5,075

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(165,040)	(101,956)	(455,328)
Futures contracts	(5,456)	400	–
Change in unrealized appreciation/depreciation of:
Investments	93,432	50,583	249,136
Futures contracts	2,052	(489)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(75,012)	(51,462)	(206,192)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (68,016)	$ (46,122)	$ (201,117)

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap S&P 500
Amounts in thousands	Fund I	Fund II	Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 5,313	$ 10,184	$ 10,260
Withholding tax	–	(157)	–
Interest	12	30	19
Securities lending - net	–	1	–

Total Income	5,325	10,058	10,279
Expenses:
Management and investment advisory fees	4,160	5,807	522
Distribution fees - Class A	34	1	34
Distribution fees - Class B	23	N/A	N/A
Distribution fees - Class C	2	2	13
Distribution fees - Class J	59	39	478
Distribution fees - R-1	2	1	13
Distribution fees - R-2	10	9	54
Distribution fees - R-3	14	7	128
Distribution fees - R-4	2	3	31
Administrative service fees - R-1	1	1	10
Administrative service fees - R-2	6	6	36
Administrative service fees - R-3	9	4	77
Administrative service fees - R-4	2	4	40
Administrative service fees - R-5	7	8	69
Registration fees - Class A	8	7	8
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	8	8
Registration fees - Class J	8	8	15
Registration fees - Institutional	7	7	7
Service fees - R-1	1	1	9
Service fees - R-2	8	8	45
Service fees - R-3	10	5	87
Service fees - R-4	2	4	47
Service fees - R-5	10	11	94
Shareholder reports - Class A	9	1	9
Shareholder reports - Class B	2	N/A	N/A
Shareholder reports - Class J	4	2	23
Transfer agent fees - Class A	105	6	102
Transfer agent fees - Class B	22	N/A	N/A
Transfer agent fees - Class C	4	3	6
Transfer agent fees - Class J	39	22	182
Transfer agent fees - Institutional	–	–	13
Custodian fees	3	4	8
Directors' expenses	12	10	12
Professional fees	9	8	9
Other expenses	14	11	16

Total Gross Expenses	4,623	6,018	2,205
Less: Reimbursement from Manager - Class A	–	10	–
Less: Reimbursement from Manager - Class C	10	10	13
Less: Reimbursement from Manager - Institutional	–	–	14
Less: Reimbursement from Underwriter - Class J	7	4	53

Total Net Expenses	4,606	5,994	2,125

Net Investment Income (Loss)	719	4,064	8,154

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(203,604)	(325,806)	(19,644)
Foreign currency transactions	–	(5)	–
Futures contracts	–	(3,784)	(3,248)
Change in unrealized appreciation/depreciation of:
Investments	294,481	287,520	(55,268)
Futures contracts	(21)	(183)	161
Translation of assets and liabilities in foreign currencies	–	(799)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	90,856	(43,057)	(77,999)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 91,575	$ (38,993)	$ (69,845)

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	LargeCap Value	LargeCap Value
Amounts in thousands	Fund	Fund III	MidCap Blend Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 10,821	$ 26,641	$ 3,789
Interest	16	49	47
Securities lending - net	–	–	2

Total Income	10,837	26,690	3,838
Expenses:
Management and investment advisory fees	1,308	6,151	1,690
Distribution fees - Class A	177	34	397
Distribution fees - Class B	39	41	151
Distribution fees - Class C	6	4	18
Distribution fees - Class J	73	126	256
Distribution fees - R-1	1	7	2
Distribution fees - R-2	3	29	3
Distribution fees - R-3	3	61	9
Distribution fees - R-4	1	10	2
Administrative service fees - R-1	1	6	2
Administrative service fees - R-2	2	19	2
Administrative service fees - R-3	2	36	5
Administrative service fees - R-4	1	13	3
Administrative service fees - R-5	2	21	6
Registration fees - Class A	8	8	12
Registration fees - Class B	7	7	7
Registration fees - Class C	8	8	8
Registration fees - Class J	9	11	10
Registration fees - Institutional	7	7	7
Service fees - R-1	1	5	1
Service fees - R-2	2	24	3
Service fees - R-3	2	42	6
Service fees - R-4	1	15	4
Service fees - R-5	3	28	7
Shareholder reports - Class A	24	7	47
Shareholder reports - Class B	2	3	9
Shareholder reports - Class C	–	–	1
Shareholder reports - Class J	5	7	15
Transfer agent fees - Class A	278	79	514
Transfer agent fees - Class B	29	29	86
Transfer agent fees - Class C	4	4	9
Transfer agent fees - Class J	50	55	123
Transfer agent fees - Institutional	–	13	6
Custodian fees	5	2	4
Directors' expenses	6	19	10
Professional fees	7	8	7
Other expenses	6	26	10

Total Gross Expenses	2,083	6,965	3,452
Less: Reimbursement from Manager - Class A	–	77	–
Less: Reimbursement from Manager - Class B	–	34	–
Less: Reimbursement from Manager - Class C	11	12	13
Less: Reimbursement from Manager - Institutional	–	–	11
Less: Reimbursement from Underwriter - Class J	8	14	28

Total Net Expenses	2,064	6,828	3,400

Net Investment Income (Loss)	8,773	19,862	438

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(146,776)	(588,809)	(13,118)
Foreign currency transactions	–	–	1
Futures contracts	(3,784)	(8,220)	–
Change in unrealized appreciation/depreciation of:
Investments	58,643	341,254	(4,687)
Futures contracts	2,263	1,006	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(89,654)	(254,769)	(17,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (80,881)	$ (234,907)	$ (17,366)

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	MidCap Growth		MidCap Value Fund
Amounts in thousands	Fund III	MidCap Stock Fund	I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,773	$ 4,748	$ 8,494
Interest	21	9	35
Securities lending - net	–	3	–

Total Income	2,794	4,760	8,529
Expenses:
Management and investment advisory fees	3,181	1,292	3,117
Distribution fees - Class A	24	39	–
Distribution fees - Class B	22	51	–
Distribution fees - Class C	4	18	–
Distribution fees - Class J	39	N/A	–
Distribution fees - R-1	3	N/A	4
Distribution fees - R-2	11	N/A	5
Distribution fees - R-3	28	N/A	14
Distribution fees - R-4	9	N/A	3
Administrative service fees - R-1	2	N/A	3
Administrative service fees - R-2	8	N/A	3
Administrative service fees - R-3	17	N/A	9
Administrative service fees - R-4	11	N/A	4
Administrative service fees - R-5	5	N/A	5
Registration fees - Class A	7	14	3
Registration fees - Class B	7	8	3
Registration fees - Class C	8	8	3
Registration fees - Class J	8	N/A	3
Registration fees - Institutional	8	7	8
Service fees - R-1	2	N/A	4
Service fees - R-2	10	N/A	6
Service fees - R-3	19	N/A	10
Service fees - R-4	13	N/A	6
Service fees - R-5	7	N/A	7
Shareholder reports - Class A	6	9	–
Shareholder reports - Class B	1	6	–
Shareholder reports - Class C	–	1	–
Shareholder reports - Class J	3	N/A	–
Transfer agent fees - Class A	66	74	–
Transfer agent fees - Class B	19	34	–
Transfer agent fees - Class C	4	9	–
Transfer agent fees - Class J	27	N/A	–
Transfer agent fees - Institutional	–	–	14
Custodian fees	4	1	12
Directors' expenses	10	4	13
Professional fees	9	8	8
Other expenses	11	5	14

Total Gross Expenses	3,613	1,588	3,281
Less: Reimbursement from Manager - Class A	32	–	4
Less: Reimbursement from Manager - Class B	16	–	3
Less: Reimbursement from Manager - Class C	11	–	3
Less: Reimbursement from Manager - Class J	–	N/A	3
Less: Reimbursement from Underwriter - Class J	4	N/A	–

Total Net Expenses	3,550	1,588	3,268

Net Investment Income (Loss)	(756)	3,172	5,261

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(166,932)	(35,547)	(156,457)
Futures contracts	(752)	–	352
Change in unrealized appreciation/depreciation of:
Investments	207,109	26,230	117,832
Futures contracts	1,591	–	5,526
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	41,016	(9,317)	(32,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 40,260	$ (6,145)	$ (27,486)

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	MidCap Value		Mortgage Securities
Amounts in thousands	Fund II	Money Market Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 4,193	$ –	$ –
Interest	5	21,910	28,548

Total Income	4,198	21,910	28,548
Expenses:
Management and investment advisory fees	1,197	5,438	2,668
Distribution fees - Class A	6	–	134
Distribution fees - Class B	4	488	209
Distribution fees - Class C	3	236	54
Distribution fees - Class J	86	479	23
Distribution fees - Class S	N/A	1,675	N/A
Distribution fees - R-1	1	20	–
Distribution fees - R-2	11	42	1
Distribution fees - R-3	14	109	2
Distribution fees - R-4	3	18	–
Administrative service fees - R-1	1	16	–
Administrative service fees - R-2	7	28	1
Administrative service fees - R-3	9	65	1
Administrative service fees - R-4	4	23	–
Administrative service fees - R-5	4	89	1
Registration fees - Class A	8	39	8
Registration fees - Class B	7	4	8
Registration fees - Class C	8	8	8
Registration fees - Class J	10	13	6
Registration fees - Class S	N/A	13	N/A
Registration fees - Institutional	–	7	8
Service fees - Class S	N/A	264	N/A
Service fees - R-1	1	14	–
Service fees - R-2	9	35	1
Service fees - R-3	10	74	1
Service fees - R-4	4	27	1
Service fees - R-5	6	122	1
Shareholder reports - Class A	2	85	11
Shareholder reports - Class B	–	5	4
Shareholder reports - Class C	–	1	1
Shareholder reports - Class J	7	87	–
Shareholder reports - Class S	N/A	130	N/A
Transfer agent fees - Class A	19	565	64
Transfer agent fees - Class B	6	44	32
Transfer agent fees - Class C	4	13	6
Transfer agent fees - Class J	49	339	5
Transfer agent fees - Class S	N/A	51	N/A
Custodian fees	5	3	2
Directors' expenses	25	39	4
Professional fees	8	19	8
Treasury Temporary Guarantee Program expense	–	591	–
Other expenses	9	33	6

Total Gross Expenses	1,547	11,351	3,279
Less: Reimbursement from Manager - Class A	27	–	6
Less: Reimbursement from Manager - Class B	13	125	13
Less: Reimbursement from Manager - Class C	12	18	7
Less: Reimbursement from Manager - Class J	–	92	7
Less: Reimbursement from Manager - R-1	–	8	–
Less: Reimbursement from Manager - R-2	–	11	–
Less: Reimbursement from Manager - R-3	–	11	–
Less: Reimbursement from Manager - R-5	–	–	1
Less: Reimbursement from Underwriter - Class A	–	–	16
Less: Reimbursement from Underwriter - Class B	–	44	–
Less: Reimbursement from Underwriter - Class C	–	88	–
Less: Reimbursement from Underwriter - Class J	10	–	3
Less: Reimbursement from Underwriter - Class S	N/A	825	N/A
Less: Reimbursement from Underwriter - R-1	–	4	–
Less: Reimbursement from Underwriter - R-2	–	6	–
Less: Reimbursement from Underwriter - R-3	–	19	–
Less: Reimbursement from Underwriter - R-4	–	3	–

Total Net Expenses	1,485	10,097	3,226

Net Investment Income (Loss)	2,713	11,813	25,322

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(190,763)	(54)	(931)
Futures contracts	(1,544)	–	–
Change in unrealized appreciation/depreciation of:
Investments	152,322	–	38,440
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(39,985)	(54)	37,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (37,272)	$ 11,759	$ 62,831

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Preferred Securities	Real Estate	Short-Term Bond
Amounts in thousands	Fund	Securities Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 47,716	$ 25,353	$ –
Interest	20,004	735	5,078
Securities lending - net	–	–	115

Total Income	67,720	26,088	5,193
Expenses:
Management and investment advisory fees	4,652	4,003	300
Distribution fees - Class A	302	60	41
Distribution fees - Class B	N/A	52	N/A
Distribution fees - Class C	750	16	10
Distribution fees - Class J	32	174	94
Distribution fees - R-1	1	4	1
Distribution fees - R-2	1	13	–
Distribution fees - R-3	2	28	3
Distribution fees - R-4	1	5	–
Administrative service fees - R-1	1	3	1
Administrative service fees - R-2	1	9	–
Administrative service fees - R-3	1	17	2
Administrative service fees - R-4	1	6	–
Administrative service fees - R-5	–	18	1
Registration fees - Class A	13	8	9
Registration fees - Class B	N/A	7	N/A
Registration fees - Class C	9	8	8
Registration fees - Class J	8	9	9
Registration fees - Institutional	8	7	7
Service fees - R-1	1	3	1
Service fees - R-2	1	11	–
Service fees - R-3	1	19	2
Service fees - R-4	1	7	–
Service fees - R-5	–	24	1
Shareholder reports - Class A	28	10	5
Shareholder reports - Class B	N/A	4	N/A
Shareholder reports - Class C	18	1	–
Shareholder reports - Class J	2	8	5
Transfer agent fees - Class A	120	140	58
Transfer agent fees - Class B	N/A	42	N/A
Transfer agent fees - Class C	74	12	4
Transfer agent fees - Class J	22	111	38
Transfer agent fees - Institutional	4	16	11
Custodian fees	6	2	4
Directors' expenses	6	11	4
Professional fees	7	8	9
Other expenses	7	11	4

Total Gross Expenses	6,081	4,887	632
Less: Reimbursement from Manager - Class A	145	115	–
Less: Reimbursement from Manager - Class B	N/A	40	N/A
Less: Reimbursement from Manager - Class C	91	20	10
Less: Reimbursement from Manager - Institutional	–	–	17
Less: Reimbursement from Underwriter - Class J	4	19	10

Total Net Expenses	5,841	4,693	595

Net Investment Income (Loss)	61,879	21,395	4,598

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(49,848)	(339,437)	(6,687)
Futures contracts	–	–	(232)
Change in unrealized appreciation/depreciation of:
Investments	6,904	97,295	(3,017)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(42,944)	(242,142)	(9,936)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 18,935	$ (220,747)	$ (5,338)

See accompanying notes.

27

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Short-Term Income	SmallCap Blend	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 1,305	$ 588
Interest	6,628	6	9
Securities lending - net	–	1	2

Total Income	6,628	1,312	599
Expenses:
Management and investment advisory fees	641	584	711
Distribution fees - Class A	34	67	30
Distribution fees - Class B	N/A	38	12
Distribution fees - Class C	36	3	5
Distribution fees - Class J	N/A	81	41
Distribution fees - R-1	N/A	–	1
Distribution fees - R-2	N/A	2	–
Distribution fees - R-3	N/A	1	2
Distribution fees - R-4	N/A	1	1
Administrative service fees - R-1	N/A	–	1
Administrative service fees - R-2	N/A	1	–
Administrative service fees - R-3	N/A	1	1
Administrative service fees - R-4	N/A	1	2
Administrative service fees - R-5	N/A	–	1
Registration fees - Class A	8	8	8
Registration fees - Class B	N/A	7	8
Registration fees - Class C	8	8	7
Registration fees - Class J	N/A	8	9
Registration fees - Institutional	7	7	7
Service fees - R-1	N/A	–	1
Service fees - R-2	N/A	1	–
Service fees - R-3	N/A	1	1
Service fees - R-4	N/A	1	2
Service fees - R-5	N/A	1	2
Shareholder reports - Class A	5	15	13
Shareholder reports - Class B	N/A	3	2
Shareholder reports - Class C	1	–	1
Shareholder reports - Class J	N/A	9	3
Transfer agent fees - Class A	33	169	101
Transfer agent fees - Class B	N/A	32	15
Transfer agent fees - Class C	5	4	6
Transfer agent fees - Class J	N/A	57	27
Transfer agent fees - Institutional	10	–	11
Custodian fees	2	5	3
Directors' expenses	2	4	3
Professional fees	8	9	16
Other expenses	2	4	3

Total Gross Expenses	802	1,133	1,057
Less: Reimbursement from Manager - Class B	N/A	–	15
Less: Reimbursement from Manager - Class C	7	10	12
Less: Reimbursement from Manager - Institutional	–	7	13
Less: Reimbursement from Underwriter - Class J	N/A	5	5

Total Net Expenses	795	1,111	1,012

Net Investment Income (Loss)	5,833	201	(413)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	314	(64,664)	(77,846)
Futures contracts	(1,619)	(1,850)	(517)
Change in unrealized appreciation/depreciation of:
Investments	5,298	41,695	56,355
Futures contracts	109	1,214	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	4,102	(23,605)	(22,008)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 9,935	$ (23,404)	$ (22,421)

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	SmallCap Growth	SmallCap Value	Tax-Exempt Bond
Amounts in thousands	Fund II	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 600	$ 4,069	$ –
Interest	9	11	7,458
Securities lending - net	7	3	–

Total Income	616	4,083	7,458
Expenses:
Management and investment advisory fees	1,465	1,327	585
Distribution fees - Class A	11	15	274
Distribution fees - Class B	15	11	57
Distribution fees - Class C	2	16	19
Distribution fees - Class J	28	79	N/A
Distribution fees - R-1	2	2	N/A
Distribution fees - R-2	8	7	N/A
Distribution fees - R-3	8	11	N/A
Distribution fees - R-4	2	3	N/A
Administrative service fees - R-1	1	1	N/A
Administrative service fees - R-2	5	5	N/A
Administrative service fees - R-3	5	6	N/A
Administrative service fees - R-4	3	4	N/A
Administrative service fees - R-5	9	11	N/A
Registration fees - Class A	8	8	14
Registration fees - Class B	7	7	8
Registration fees - Class C	8	8	8
Registration fees - Class J	8	8	N/A
Registration fees - Institutional	8	7	N/A
Service fees - R-1	1	1	N/A
Service fees - R-2	7	6	N/A
Service fees - R-3	6	8	N/A
Service fees - R-4	3	4	N/A
Service fees - R-5	12	15	N/A
Shareholder reports - Class A	4	4	8
Shareholder reports - Class B	1	1	1
Shareholder reports - Class C	–	1	–
Shareholder reports - Class J	3	5	N/A
Transfer agent fees - Class A	40	35	60
Transfer agent fees - Class B	15	11	7
Transfer agent fees - Class C	3	9	4
Transfer agent fees - Class J	28	46	N/A
Transfer agent fees - Institutional	–	11	N/A
Custodian fees	7	4	3
Directors' expenses	7	4	5
Interest expense and fees	–	–	100
Professional fees	9	8	8
Other expenses	8	3	4

Total Gross Expenses	1,757	1,712	1,165
Less: Reimbursement from custodian	–	–	2
Less: Reimbursement from Manager - Class A	44	26	72
Less: Reimbursement from Manager - Class B	21	13	27
Less: Reimbursement from Manager - Class C	11	12	10
Less: Reimbursement from Manager - Class J	28	–	N/A
Less: Reimbursement from Underwriter - Class J	3	9	N/A

Total Net Expenses	1,650	1,652	1,054

Net Investment Income (Loss)	(1,034)	2,431	6,404

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(79,883)	(94,627)	(6,406)
Futures contracts	(3,812)	–	–
Change in unrealized appreciation/depreciation of:
Investments	59,079	32,091	16,988
Futures contracts	1,735	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(22,881)	(62,536)	10,582

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (23,915)	$ (60,105)	$ 16,986

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

	Ultra Short Bond	West Coast Equity
Amounts in thousands	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 7,965
Interest	3,104	20
Securities lending - net	1	–

Total Income	3,105	7,985
Expenses:
Management and investment advisory fees	291	2,211
Distribution fees - Class A	1	406
Distribution fees - Class B	N/A	377
Distribution fees - Class C	1	53
Distribution fees - Class J	16	N/A
Distribution fees - R-2	3	N/A
Distribution fees - R-3	1	N/A
Administrative service fees - R-2	6	N/A
Administrative service fees - R-3	2	N/A
Registration fees - Class A	9	19
Registration fees - Class B	N/A	10
Registration fees - Class C	7	8
Registration fees - Class J	8	N/A
Registration fees - Institutional	8	7
Service fees - R-2	7	N/A
Service fees - R-3	2	N/A
Service fees - R-5	1	N/A
Shareholder reports - Class A	1	71
Shareholder reports - Class B	N/A	37
Shareholder reports - Class C	–	3
Shareholder reports - Class J	2	N/A
Transfer agent fees - Class A	6	361
Transfer agent fees - Class B	N/A	181
Transfer agent fees - Class C	4	20
Transfer agent fees - Class J	22	N/A
Custodian fees	3	7
Directors' expenses	3	12
Professional fees	7	8
Other expenses	1	10

Total Gross Expenses	412	3,801
Less: Reimbursement from Manager - Class C	8	–
Less: Reimbursement from Underwriter - Class J	2	N/A

Total Net Expenses	402	3,801

Net Investment Income (Loss)	2,703	4,184

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(23,075)	(9,917)
Futures contracts	(617)	–
Change in unrealized appreciation/depreciation of:
Investments	9,183	(38,902)
Futures contracts	171	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,

Options and Swaptions, Swap agreements and Foreign Currencies	(14,338)	(48,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (11,635)	$ (44,635)

See accompanying notes.

30

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Bond & Mortgage Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 66,517		$ 145,985
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(105,873)		(55,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								83,375		(517,385)

		Net Increase (Decrease) in Net Assets Resulting from Operations						44,019		(427,141)

Dividends and Distributions to Shareholders
From net investment income								(67,925)		(140,512)

				Total Dividends and Distributions				(67,925)		(140,512)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(358,311)		514,951
Redemption fees - Class C								1		–
Redemption fees - Class J								4		4

				Total increase (decrease) in net assets				(382,212)		(52,698)

Net Assets
Beginning of period								2,464,423		2,517,121

End of period (including undistributed net investment income as set forth below)							$ 2,082,211		$ 2,464,423

Undistributed (overdistributed) net investment income (operating loss)							$ 4,113		$ 5,426

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 4,872 $	709 $	715	$ 6,545 $	38,341	$ 1,544	$ 1,568 $	3,447 $	2,932	$ 6,275
Reinvested	2,824	323	52	4,664	55,558	181	688	1,192	614	1,532
Redeemed	(16,209)	(3,299)	(520)	(26,924)	(397,150)	(1,079)	(5,008)	(11,996)	(3,543)	(27,159)

Net Increase (Decrease)	$ (8,513) $	(2,267) $	247	$ (15,715) $ (303,251) $		646	$ (2,752) $	(7,357) $	3	$ (19,352)

Shares:
Sold	588	85	86	782	4,620	186	190	416	350	754
Reinvested	339	39	6	557	6,675	22	83	144	73	185
Redeemed	(1,950)	(397)	(62)	(3,215)	(47,805)	(130)	(607)	(1,440)	(421)	(3,244)

Net Increase (Decrease)	(1,023)	(273)	30	(1,876)	(36,510)	78	(334)	(880)	2	(2,305)

Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403 $ 685,046		$ 3,311	$ 6,382 $	15,045 $	11,813	$ 29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $ 586,192		$ 1,381	$ (2,705) $	(1,894) $	(217) $	(25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Distributions:
Period Ended April 30, 2009
From net investment income $	(3,044) $	(335) $	(57) $	(4,714) $	(55,559) $	(182) $	(688) $	(1,194) $	(616) $	(1,536)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,044) $	(335) $	(57) $	(4,714) $	(55,559) $	(182) $	(688) $	(1,194) $	(616) $	(1,536)

Year Ended October 31, 2008
From net investment income $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

See accompanying notes.

31

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				California Municipal Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 8,108	$ 17,031
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(13,490)	(10,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				15,284	(62,852)

		Net Increase (Decrease) in Net Assets Resulting from Operations		9,902	(56,642)

Dividends and Distributions to Shareholders
From net investment income				(8,020)	(16,686)

			Total Dividends and Distributions	(8,020)	(16,686)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(15,774)	29,811
Redemption fees - Class A				5	4
Redemption fees - Class B				3	3

			Total increase (decrease) in net assets	(13,884)	(43,510)

Net Assets
Beginning of period				319,305	362,815

End of period (including undistributed net investment income as set forth below)				$ 305,421	$ 319,305

Undistributed (overdistributed) net investment income (operating loss)				$ 702	$ 614

	Class A	Class B	Class C

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 18,051 $	918 $	1,710
Reinvested	3,902	849	130
Redeemed	(27,303)	(13,211)	(820)

Net Increase (Decrease)	$ (5,350) $	(11,444) $	1,020

Shares:
Sold	2,071	105	198
Reinvested	451	98	15
Redeemed	(3,178)	(1,524)	(94)

Net Increase (Decrease)	(656)	(1,321)	119

Year Ended October 31, 2008
Dollars:
Sold	$ 50,595 $	2,081 $	4,021
Issued in acquisitions	47,939	27,057	4,750
Reinvested	7,980	2,098	226
Redeemed	(73,381)	(39,193)	(4,362)

Net Increase (Decrease)	$ 33,133 $	(7,957) $	4,635

Shares:
Sold	4,939	206	391
Issued in acquisitions	4,621	2,609	458
Reinvested	796	209	23
Redeemed	(7,348)	(3,893)	(438)

Net Increase (Decrease)	3,008	(869)	434

Distributions:
Period Ended April 30, 2009
From net investment income $	(6,576) $	(1,267) $	(177)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(6,576) $	(1,267) $	(177)

Year Ended October 31, 2008
From net investment income $	(13,240) $	(3,132) $	(314)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(13,240) $	(3,132) $	(314)

See accompanying notes.

32

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			Disciplined LargeCap Blend Fund

		Period Ended	Year Ended
		April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)		$ 19,048	$ 41,838
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions		(464,722)	(340,418)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies		262,659	(1,007,586)

Net Increase (Decrease) in Net Assets Resulting from Operations		(183,015)	(1,306,166)

Dividends and Distributions to Shareholders
From net investment income		(38,282)	(37,989)
From net realized gain on investments		–	(415,096)

Total Dividends and Distributions		(38,282)	(453,085)

Capital Share Transactions
Net increase (decrease) in capital share transactions		93,738	(153,945)

Total increase (decrease) in net assets		(127,559)	(1,913,196)

Net Assets
Beginning of period		2,022,953	3,936,149

End of period (including undistributed net investment income as set forth below)		$ 1,895,394	$ 2,022,953

Undistributed (overdistributed) net investment income (operating loss)		$ 11,816	$ 31,050

Class A Class B Class C Institutional	R-1 R-2	R-3 R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,390 $	774	$ 508	$ 220,221	$ 150	$ 172	$ 578	$ 734	$ 179
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(20,392)	(4,661)	(210)	(146,619)	(103)	(60)	(507)	(408)	(144)

Net Increase (Decrease)	$ (12,695) $	(3,887) $	312	$ 109,227	$ 58	$ 130	$ 165	$ 370	$ 58

Shares:
Sold	628	89	58	25,345	17	20	69	84	22
Reinvested	255	–	1	3,963	1	2	10	5	2
Redeemed	(2,388)	(553)	(24)	(18,044)	(12)	(7)	(60)	(49)	(17)

Net Increase (Decrease)	(1,505)	(464)	35	11,264	6	15	19	40	7

Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468	$ 504,487	$ 796	$ 521	$ 1,528	$ 691	$ 495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $	(11,585) $	220	$ 69,823	$ 521	$ 310	$ 1,015	$ 214	$ 442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Distributions:
Period Ended April 30, 2009
From net investment income $	(2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(2,452) $	–	$ (15) $	(35,625) $	(11) $	(18) $	(94) $	(44) $	(23)

Year Ended October 31, 2008
From net investment income $	(5,697) $	–	$ –	$ (32,157) $	(5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and Distributions $	(78,918) $	(6,561) $	(264) $ (364,838) $		(177) $	(297) $	(1,176) $	(618) $	(236)

See accompanying notes.

33

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Diversified International Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 10,905		$ 32,727
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(418,222)		(236,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								329,875		(1,092,644)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(77,442)		(1,296,160)

Dividends and Distributions to Shareholders
From net investment income								(31,605)		(23,601)
From net realized gain on investments								–		(301,880)

				Total Dividends and Distributions				(31,605)		(325,481)

Capital Share Transactions
Net increase (decrease) in capital share transactions								46,663		243,691
Redemption fees - Class A								2		6
Redemption fees - Class C								1		1
Redemption fees - Class J								3		3

				Total increase (decrease) in net assets				(62,378)		(1,377,940)

Net Assets
Beginning of period								1,241,487		2,619,427

End of period (including undistributed net investment income as set forth below)							$ 1,179,109		$ 1,241,487

Undistributed (overdistributed) net investment income (operating loss)							$ 7,990		$ 29,054

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 12,019 $	895 $	867	$ 12,520	$ 106,337	$ 1,310	$ 1,816	$ 5,296	$ 8,871	$ 9,548
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(27,654)	(4,991)	(1,959)	(14,888)	(80,192)	(481)	(1,883)	(4,327)	(2,821)	(4,806)

Net Increase (Decrease)	$ (10,857) $	(4,025) $	(997) $	681	$ 45,079	$ 946	$ 251	$ 2,153	$ 7,085	$ 6,347

Shares:
Sold	1,818	134	131	1,862	16,316	198	275	795	1,279	1,396
Reinvested	657	10	13	424	2,619	16	44	163	141	222
Redeemed	(4,215)	(765)	(300)	(2,316)	(12,325)	(75)	(288)	(662)	(428)	(735)

Net Increase (Decrease)	(1,740)	(621)	(156)	(30)	6,610	139	31	296	992	883

Year Ended October 31, 2008
Dollars:
Sold	$ 73,466 $	8,088 $	9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Distributions:
Period Ended April 30, 2009
From net investment income $	(5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

Year Ended October 31, 2008
From net investment income $	(5,462) $	– $	–	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and Distributions $	(85,469) $	(8,583) $	(2,825) $	(37,493) $ (148,629) $		(1,360) $	(4,630) $	(13,394) $	(5,208) $	(17,890)

See accompanying notes.

34

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Equity Income Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 33,996	$ 74,798
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(362,453)	(280,808)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					139,658	(1,161,488)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(188,799)	(1,367,498)

Dividends and Distributions to Shareholders
From net investment income					(35,428)	(73,144)
From net realized gain on investments					–	(384,022)

				Total Dividends and Distributions	(35,428)	(457,166)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(147,143)	(621,450)
Redemption fees - Class A					4	9
Redemption fees - Class B					3	2
Redemption fees - Class C					3	–

				Total increase (decrease) in net assets	(371,360)	(2,446,103)

Net Assets
Beginning of period					2,156,560	4,602,663

End of period (including undistributed net investment income as set forth below)					$ 1,785,200	$ 2,156,560

Undistributed (overdistributed) net investment income (operating loss)					$ 11,059	$ 12,493

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 40,709 $	4,822 $	9,493 $	12,163
Reinvested	9,186	1,668	1,290	21,085
Redeemed	(127,060)	(30,256)	(26,628)	(63,615)

Net Increase (Decrease)	$ (77,165) $	(23,766) $	(15,845) $	(30,367)

Shares:
Sold	3,340	397	774	1,004
Reinvested	741	136	106	1,702
Redeemed	(10,693)	(2,574)	(2,257)	(5,281)

Net Increase (Decrease)	(6,612)	(2,041)	(1,377)	(2,575)

Year Ended October 31, 2008
Dollars:
Sold	$ 171,645 $	18,192 $	21,663 $	57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $	(59,881) $	(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Distributions:
Period Ended April 30, 2009
From net investment income $	(10,735) $	(1,959) $	(1,649) $	(21,085)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(10,735) $	(1,959) $	(1,649) $	(21,085)

Year Ended October 31, 2008
From net investment income $	(26,157) $	(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions $ (186,277) $		(37,029) $	(28,888) $ (204,972)

See accompanying notes.

35

		STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Global
				Diversified
Amounts in thousands				Income Fund

				Period Ended
				April 30, 2009(a)

Operations
Net investment income (operating loss)				$ 1,340
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,112)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				3,419

		Net Increase (Decrease) in Net Assets Resulting from Operations		3,647

Dividends and Distributions to Shareholders
From net investment income				(1,354)

			Total Dividends and Distributions	(1,354)

Capital Share Transactions
Net increase (decrease) in capital share transactions				53,984

			Total increase (decrease) in net assets	56,277

Net Assets
Beginning of period				–

End of period (including undistributed net investment income as set forth below)				$ 56,277

Undistributed (overdistributed) net investment income (operating loss)				$ (49)

	Class A	Class C Institutional

Capital Share Transactions:
Periods Ended April 30, 2009
Dollars:
Sold	$ 248 $	94 $	52,800
Reinvested	4	1	1,348
Redeemed	–	–	(511)

Net Increase (Decrease)	$ 252 $	95 $	53,637

Shares:
Sold	26	10	5,321
Reinvested	–	–	140
Redeemed	–	–	(52)

Net Increase (Decrease)	26	10	5,409

Distributions:
Periods Ended April 30, 2009
From net investment income $	(4) $	(2) $	(1,348)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(4) $	(2) $	(1,348)

(a) Period from December 15, 2008, date operations commenced, through April 30, 2009

See accompanying notes.

36

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Global Real Estate Securities Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 92	$ 130
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,558)	(1,703)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				891	(2,478)

		Net Increase (Decrease) in Net Assets Resulting from Operations		(575)	(4,051)

Dividends and Distributions to Shareholders
From net investment income				(159)	(138)

			Total Dividends and Distributions	(159)	(138)

Capital Share Transactions
Net increase (decrease) in capital share transactions				81	3,130

			Total increase (decrease) in net assets	(653)	(1,059)

Net Assets
Beginning of period				4,642	5,701

End of period (including undistributed net investment income as set forth below)				$ 3,989	$ 4,642

Undistributed (overdistributed) net investment income (operating loss)				$ (47)	$ (14)

	Class A	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 192 $	55 $	–
Reinvested	63	8	–
Redeemed	(226)	(11)	–

Net Increase (Decrease)	$ 29 $	52 $	–

Shares:
Sold	45	13	–
Reinvested	15	2	–
Redeemed	(58)	(3)	–

Net Increase (Decrease)	2	12	–

Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379 $	–
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289 $	–

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Distributions:
Period Ended April 30, 2009
From net investment income $	(91) $	(34) $	(34)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(91) $	(34) $	(34)

Year Ended October 31, 2008
From net investment income $	(79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(79) $	(23) $	(36)

See accompanying notes.

37

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					High Yield Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 83,483	$ 120,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(49,068)	(3,794)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					193,967	(524,403)

		Net Increase (Decrease) in Net Assets Resulting from Operations			228,382	(407,978)

Dividends and Distributions to Shareholders
From net investment income					(85,371)	(120,215)
From net realized gain on investments					–	(44,394)

				Total Dividends and Distributions	(85,371)	(164,609)

Capital Share Transactions
Net increase (decrease) in capital share transactions					658,199	248,526
Redemption fees - Class A					172	380
Redemption fees - Class B					1	1
Redemption fees - Class C					8	2

				Total increase (decrease) in net assets	801,391	(323,678)

Net Assets
Beginning of period					1,388,465	1,712,143

End of period (including undistributed net investment income as set forth below)					$ 2,189,856	$ 1,388,465

Undistributed (overdistributed) net investment income (operating loss)					$ 4,866	$ (1,354)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 611,180	$ 12,209	$ 79,934	$ 316,889
Reinvested	34,554	1,180	3,545	25,660
Redeemed	(299,644)	(8,412)	(19,469)	(99,427)

Net Increase (Decrease)	$ 346,090	$ 4,977	$ 64,010	$ 243,122

Shares:
Sold	100,594	1,992	13,018	52,401
Reinvested	5,662	193	577	4,221
Redeemed	(49,776)	(1,391)	(3,229)	(16,692)

Net Increase (Decrease)	56,480	794	10,366	39,930

Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573	$ 71,833	$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $	32,437	$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Distributions:
Period Ended April 30, 2009
From net investment income $	(47,478) $	(2,422) $	(6,838) $	(28,633)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(47,478) $	(2,422) $	(6,838) $	(28,633)

Year Ended October 31, 2008
From net investment income $	(61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions $	(81,836) $	(7,008) $	(13,087) $	(62,678)

See accompanying notes.

38

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Income Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 28,735	$ 64,824
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(6,927)	6,526
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					58,638	(152,183)

		Net Increase (Decrease) in Net Assets Resulting from Operations			80,446	(80,833)

Dividends and Distributions to Shareholders
From net investment income					(29,882)	(66,976)

				Total Dividends and Distributions	(29,882)	(66,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(43,495)	(130,790)
Redemption fees - Class A					1	1
Redemption fees - Class B					5	4
Redemption fees - Class C					6	1

				Total increase (decrease) in net assets	7,081	(278,593)

Net Assets
Beginning of period					918,251	1,196,844

End of period (including undistributed net investment income as set forth below)					$ 925,332	$ 918,251

Undistributed (overdistributed) net investment income (operating loss)					$ (10,034)	$ (8,726)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 24,700	$ 5,984 $	9,630	$ 60,420
Reinvested	2,972	990	352	23,546
Redeemed	(22,647)	(11,011)	(5,170)	(133,261)

Net Increase (Decrease)	$ 5,025	$ (4,037) $	4,812	$ (49,295)

Shares:
Sold	3,058	742	1,191	7,507
Reinvested	368	122	43	2,911
Redeemed	(2,820)	(1,372)	(640)	(16,668)

Net Increase (Decrease)	606	(508)	594	(6,250)

Year Ended October 31, 2008
Dollars:
Sold	$ 44,748	$ 9,661 $	10,440	$ 100,017
Reinvested	5,919	2,276	550	54,680
Redeemed	(54,738)	(30,150)	(5,817)	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	$ (113,679)

Shares:
Sold	5,018	1,085	1,179	11,161
Reinvested	674	258	63	6,210
Redeemed	(6,262)	(3,443)	(661)	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	(13,690)

Distributions:
Period Ended April 30, 2009
From net investment income $	(4,198) $	(1,473) $	(491) $	(23,720)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(4,198) $	(1,473) $	(491) $	(23,720)

Year Ended October 31, 2008
From net investment income $	(8,249) $	(3,329) $	(704) $	(54,694)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(8,249) $	(3,329) $	(704) $	(54,694)

See accompanying notes.

39

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (3,392)		$ 29,301
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(71,401)		1,842
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								70,479		(118,158)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(4,314)		(87,015)

Dividends and Distributions to Shareholders
From net investment income								(209)		(40,806)
From tax return of capital								–		(7,447)

				Total Dividends and Distributions				(209)		(48,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(22,826)		67,549
Redemption fees - Class A								5		5
Redemption fees - Class J								1		2

				Total increase (decrease) in net assets				(27,343)		(67,712)

Net Assets
Beginning of period								407,859		475,571

End of period (including undistributed net investment income as set forth below)								$ 380,516		$ 407,859

Undistributed (overdistributed) net investment income (operating loss)								$ (3,636)		$ (29)

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,820 $	417 $	824 $	39,515 $	161	$ 90	$ 422	$ 123	$ 321
Reinvested	2	–	3	202	–	–	–	–	–
Redeemed	(1,846)	(1,050)	(2,203)	(62,503)	(243)	(171)	(334)	(54)	(322)

Net Increase (Decrease)	$ 1,976 $	(633) $	(1,376) $	(22,786) $	(82) $	(81) $	88	$ 69	$ (1)

Shares:
Sold	540	58	117	5,587	23	13	60	18	45
Reinvested	–	–	–	30	–	–	–	–	–
Redeemed	(261)	(149)	(314)	(8,769)	(35)	(24)	(47)	(8)	(47)

Net Increase (Decrease)	279	(91)	(197)	(3,152)	(12)	(11)	13	10	(2)

Year Ended October 31, 2008
Dollars:
Sold	$ 11,040 $	2,108 $	12,408 $	97,863 $	666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328 $	1,545 $	4,964 $	55,606 $	460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Distributions:
Period Ended April 30, 2009
From net investment income $	(3) $	(1) $	(3) $	(202) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3) $	(1) $	(3) $	(202) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

See accompanying notes.

40

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ 2,467	$ 13,745
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(293,311)		(196,524)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								388,867		(776,973)

		Net Increase (Decrease) in Net Assets Resulting from Operations						98,023		(959,752)

Dividends and Distributions to Shareholders
From net investment income								(8,139)		(8,981)
From net realized gain on investments								–		(224,073)

					Total Dividends and Distributions			(8,139)		(233,054)

Capital Share Transactions
Net increase (decrease) in capital share transactions								84,018		400,714
Redemption fees - Class A								16		19
Redemption fees - Class J								16		20

					Total increase (decrease) in net assets			173,934		(792,053)

Net Assets
Beginning of period								704,241		1,496,294

End of period (including undistributed net investment income as set forth below)								$ 878,175	$ 704,241

Undistributed (overdistributed) net investment income (operating loss)								$ 1,013	$ 8,091

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 8,438	$ 837	$ 742	$ 13,187	$ 112,851	$ 992	$ 1,399	$ 3,160	$ 3,000	$ 4,866
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(21,080)	(1,786)	(876)	(14,109)	(29,500)	(331)	(746)	(2,095)	(1,518)	(1,402)

Net Increase (Decrease)	$ (12,433) $	(949) $	(134) $	(312) $	90,129	$ 666	$ 666	$ 1,160	$ 1,601	$ 3,624

Shares:
Sold	630	63	56	1,005	8,673	75	107	243	226	363
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(1,684)	(140)	(69)	(1,124)	(2,347)	(25)	(59)	(168)	(118)	(107)

Net Increase (Decrease)	(1,039)	(77)	(13)	(73)	6,826	50	49	82	117	268

Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567	$ 13,086	$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564	$ 11,701	$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Distributions:
Period Ended April 30, 2009
From net investment income $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

Year Ended October 31, 2008
From net investment income $	(673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $ (291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and Distributions $	(34,137) $	(5,238) $	(1,758) $		(47,390) $ (125,543) $	(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

See accompanying notes.

41

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Growth Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 11,880		$ 30,508
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(560,359)		(343,514)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								419,909	(1,040,308)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(128,570)	(1,353,314)

Dividends and Distributions to Shareholders
From net investment income								(31,255)		(18,610)
From net realized gain on investments								–		(198,877)

				Total Dividends and Distributions				(31,255)		(217,487)

Capital Share Transactions
Net increase (decrease) in capital share transactions								13,463		422,493
Redemption fees - Class A								1		1
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(146,359)	(1,148,306)

Net Assets
Beginning of period								1,323,085		2,471,391

End of period (including undistributed net investment income as set forth below)							$ 1,176,726		$ 1,323,085

Undistributed (overdistributed) net investment income (operating loss)							$ 10,494		$ 29,625

Class A		Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 908	$ 57	$ 2,136 $ 109,738		$ 237	$ 316 $	1,564	$ 615 $	1,867
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(450)	(19)	(3,987)	(123,295)	(201)	(895)	(3,455)	(2,061)	(862)

Net Increase (Decrease)	$ 493	$ 40	$ (1,308) $	16,405	$ 52	$ (513) $	(1,623) $	(1,314) $	1,231

Shares:
Sold	144	9	355	17,287	41	51	247	99	293
Reinvested	5	–	82	4,452	3	10	38	20	34
Redeemed	(76)	(3)	(673)	(20,781)	(34)	(150)	(527)	(341)	(146)

Net Increase (Decrease)	73	6	(236)	958	10	(89)	(242)	(222)	181

Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661	$ 9,746 $ 361,524		$ 998	$ 2,203 $	6,406	$ 4,136 $	14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456	$ (2,017) $ 424,175		$ 408	$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Distributions:
Period Ended April 30, 2009
From net investment income $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

Year Ended October 31, 2008
From net investment income $	(4) $	–	$ (180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $	(7,193) $ (200,529) $		(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

See accompanying notes.

42

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund I

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 6,996		$ 12,730
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(170,496)		(112,715)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								95,484		(281,357)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(68,016)		(381,342)

Dividends and Distributions to Shareholders
From net investment income								(13,086)		(9,106)
From net realized gain on investments								–		(24,506)

					Total Dividends and Distributions			(13,086)		(33,612)

Capital Share Transactions
Net increase (decrease) in capital share transactions								100,452		202,949
Redemption fees - Class A								1		–

					Total increase (decrease) in net assets			19,351		(212,005)

Net Assets
Beginning of period								694,314		906,319

End of period (including undistributed net investment income as set forth below)							$ 713,665		$ 694,314

Undistributed (overdistributed) net investment income (operating loss)							$ 3,956		$ 10,046

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,638 $	369	$ 236	$ 2,155 $ 117,452	$ 211		$ 74 $	213 $	381	$ 379
Reinvested	860	–	–	403	11,721	7	14	13	23	26
Redeemed	(6,825)	(1,108)	(101)	(3,771)	(24,644)	(156)	(378)	(470)	(142)	(128)

Net Increase (Decrease)	$ (2,327) $	(739) $	135	$ (1,213) $ 104,529	$ 62		$ (290) $	(244) $	262	$ 277

Shares:
Sold	663	66	44	390	21,082	38	13	39	73	70
Reinvested	146	–	–	69	2,000	1	3	2	4	4
Redeemed	(1,248)	(206)	(19)	(728)	(4,600)	(30)	(69)	(82)	(25)	(24)

Net Increase (Decrease)	(439)	(140)	25	(269)	18,482	9	(53)	(41)	52	50

Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165 $ 220,870	$ 420		$ 683 $	988 $	545	$ 1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $ 221,954	$ 196		$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Distributions:
Period Ended April 30, 2009
From net investment income $	(879) $	–	$ –	$ (403) $	(11,721) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(879) $	–	$ –	$ (403) $	(11,721) $	(7) $	(14) $	(13) $	(23) $	(26)

Year Ended October 31, 2008
From net investment income $	(681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

See accompanying notes.

43

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund II

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 5,340		$ 9,312
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(101,556)		(50,606)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								50,094	(342,103)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(46,122)	(383,397)

Dividends and Distributions to Shareholders
From net investment income								(9,429)		(7,658)
From net realized gain on investments								–		(92,994)

					Total Dividends and Distributions			(9,429)	(100,652)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(13,003)		34,310
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(68,553)	(449,739)

Net Assets
Beginning of period								651,529	1,101,268

End of period (including undistributed net investment income as set forth below)							$ 582,976		$ 651,529

Undistributed (overdistributed) net investment income (operating loss)							$ 3,099		$ 7,188

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,330 $	334	$ 137	$ 4,213 $	26,473 $	639 $	1,048 $	1,662 $	1,262 $	1,096
Reinvested	320	–	–	953	7,420	22	82	220	138	266
Redeemed	(5,012)	(1,737)	(162)	(9,520)	(35,022)	(216)	(1,199)	(3,068)	(1,074)	(4,608)

Net Increase (Decrease)	$ (2,362) $	(1,403) $	(25) $	(4,354) $	(1,129) $	445 $	(69) $	(1,186) $	326 $	(3,246)

Shares:
Sold	368	53	22	688	4,176	101	162	274	213	175
Reinvested	49	–	–	149	1,136	3	13	34	21	41
Redeemed	(806)	(283)	(27)	(1,581)	(5,615)	(36)	(195)	(504)	(175)	(714)

Net Increase (Decrease)	(389)	(230)	(5)	(744)	(303)	68	(20)	(196)	59	(498)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161	$ 506	$ 19,450 $	73,240 $	1,531 $	2,752 $	12,158 $	5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516 $	786 $	(4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Distributions:
Period Ended April 30, 2009
From net investment income $	(326) $	–	$ –	$ (954) $	(7,421) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(326) $	–	$ –	$ (954) $	(7,421) $	(22) $	(82) $	(220) $	(138) $	(266)

Year Ended October 31, 2008
From net investment income $	(156) $	–	$ –	$ (493) $	(6,418) $	– $	(44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $	(114) $	(14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

See accompanying notes.

44

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 5,075		$ 13,569
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(455,328)		(61,162)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								249,136		(1,350,438)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(201,117)		(1,398,031)

Dividends and Distributions to Shareholders
From net investment income								(2,729)		(11,511)
From net realized gain on investments								–		(52,872)
From tax return of capital								–		(8,589)

					Total Dividends and Distributions			(2,729)		(72,972)

Capital Share Transactions
Net increase (decrease) in capital share transactions								60,230		(846,323)
Redemption fees - Class A								4		29
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			(143,611)		(2,317,295)

Net Assets
Beginning of period								2,101,692		4,418,987

End of period (including undistributed net investment income as set forth below)								$ 1,958,081		$ 2,101,692

Undistributed (overdistributed) net investment income (operating loss)								$ 2,346		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 19,741	$ 1,327	$ 3,604	$ 4,873	$ 169,827	$ 1,183	$ 1,131	$ 6,945	$ 13,802	$ 14,346
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(32,035)	(6,862)	(3,153)	(3,875)	(115,669)	(631)	(1,252)	(3,388)	(4,618)	(7,659)

Net Increase (Decrease)	$ (12,294) $	(5,535) $	451	$ 998	$ 56,751	$ 552	$ (121) $	3,557	$ 9,184	$ 6,687

Shares:
Sold	3,781	260	688	978	32,422	227	219	1,302	2,457	2,678
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(6,240)	(1,372)	(624)	(795)	(22,688)	(126)	(247)	(631)	(860)	(1,481)

Net Increase (Decrease)	(2,459)	(1,112)	64	183	10,212	101	(28)	671	1,597	1,197

Year Ended October 31, 2008
Dollars:
Sold	$ 143,608	$ 7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $	(34,931) $	6,970	$ 10,457	$ (880,468) $	2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (2,729) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (2,729) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and Distributions $	(9,284) $	(1,572) $	(173) $	(979) $	(56,842) $	(231) $	(417) $	(1,086) $	(493) $	(1,895)

See accompanying notes.

45

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 719		$ (1,098)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(203,604)		(98,136)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								294,460		(710,701)

			Net Increase (Decrease) in Net Assets Resulting from Operations					91,575		(809,935)

Dividends and Distributions to Shareholders
From net investment income								(185)		(1,304)
From net realized gain on investments								–		(79,454)

					Total Dividends and Distributions			(185)		(80,758)

Capital Share Transactions
Net increase (decrease) in capital share transactions								46,899		208,705
Redemption fees - Class A								2		–
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			138,292		(681,986)

Net Assets
Beginning of period								1,194,257		1,876,243

End of period (including undistributed net investment income as set forth below)								$ 1,332,549		$ 1,194,257

Undistributed (overdistributed) net investment income (operating loss)								$ 534		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,970	$ 306	$ 91	$ 3,504	$ 151,505	$ 234	$ 1,061	$ 730	$ 613	$ 1,397
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(3,925)	(1,171)	(59)	(3,257)	(99,572)	(145)	(1,224)	(3,525)	(1,401)	(1,418)

Net Increase (Decrease)	$ (955) $	(865) $	32	$ 247	$ 52,118	$ 89	$ (163) $	(2,795) $	(788) $	(21)

Shares:
Sold	600	64	19	745	29,954	47	210	147	131	278
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(814)	(246)	(13)	(715)	(19,693)	(31)	(252)	(696)	(280)	(288)

Net Increase (Decrease)	(214)	(182)	6	30	10,298	16	(42)	(549)	(149)	(10)

Year Ended October 31, 2008
Dollars:
Sold	$ 5,496	$ 942	$ 384	$ 7,601	$ 292,170	$ 550	$ 1,359	$ 3,717	$ 1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (1,304) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

See accompanying notes.

46

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 4,064		$ 2,860
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(329,595)		(119,967)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								286,538		(489,374)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(38,993)		(606,481)

Dividends and Distributions to Shareholders
From net investment income								(8,170)		–
From net realized gain on investments								–		(99,992)

				Total Dividends and Distributions				(8,170)		(99,992)

Capital Share Transactions
Net increase (decrease) in capital share transactions								14,327		1,240,556

				Total increase (decrease) in net assets				(32,836)		534,083

Net Assets
Beginning of period								1,388,877		854,794

End of period (including undistributed net investment income as set forth below)								$ 1,356,041		$ 1,388,877

Undistributed (overdistributed) net investment income (operating loss)								$ 1,631		$ 5,743

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 513	$ 112	$ 2,003	$ 63,691	$ 206	$ 646	$ 838	$ 479	$ 2,875
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(189)	(65)	(1,683)	(57,216)	(101)	(1,089)	(671)	(1,638)	(2,554)

Net Increase (Decrease)	$ 324	$ 47	$ 320	$ 14,601	$ 105	$ (443) $	167	$ (1,159) $	365

Shares:
Sold	96	22	406	11,735	39	131	163	90	545
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(38)	(13)	(348)	(11,040)	(19)	(223)	(135)	(320)	(493)

Net Increase (Decrease)	58	9	58	2,178	20	(92)	28	(230)	60

Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746 $	456	$ 2,585	$ 2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138 $	(149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and Distributions $	(133) $	(48) $	(3,014) $	(89,749) $	(161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

See accompanying notes.

47

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap S&P 500 Index Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 8,154		$ 17,104
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(22,892)		(27,571)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(55,107)		(436,782)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(69,845)		(447,249)

Dividends and Distributions to Shareholders
From net investment income								(16,807)		(15,259)
From net realized gain on investments								–		(12,577)

				Total Dividends and Distributions				(16,807)		(27,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions								40,738		81,507
Redemption fees - Class A								7		6
Redemption fees - Class C								1		–
Redemption fees - Class J								7		5

				Total increase (decrease) in net assets				(45,899)		(393,567)

Net Assets
Beginning of period								790,093		1,183,660

End of period (including undistributed net investment income as set forth below)							$ 744,194		$ 790,093

Undistributed (overdistributed) net investment income (operating loss)							$ 4,704		$ 13,357

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 6,143 $	2,495	$ 17,702	$ 29,906	$ 2,032	$ 2,476	$ 10,452	$ 11,793	$ 17,687
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(8,916)	(1,921)	(21,425)	(16,506)	(403)	(2,824)	(9,781)	(4,473)	(10,478)

Net Increase (Decrease)	$ (1,772) $	609	$ 1,115	$ 16,549	$ 1,747	$ 341	$ 2,934	$ 8,873	$ 10,342

Shares:
Sold	1,043	387	3,058	5,018	346	419	1,762	2,041	2,986
Reinvested	162	6	792	513	19	112	367	251	504
Redeemed	(1,520)	(305)	(3,765)	(2,839)	(70)	(492)	(1,703)	(748)	(1,804)

Net Increase (Decrease)	(315)	88	85	2,692	295	39	426	1,544	1,686

Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782	$ 45,226	$ 111,968	$ 4,973	$ 8,621	$ 44,872	$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024	$ (18,105) $	77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,021) $	(37) $	(4,840) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,021) $	(37) $	(4,840) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

Year Ended October 31, 2008
From net investment income $	(1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and Distributions $	(2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

See accompanying notes.

48

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 8,773		$ 16,256
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(150,560)		(117,644)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								60,906		(228,559)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(80,881)		(329,947)

Dividends and Distributions to Shareholders
From net investment income								(16,197)		(13,362)
From net realized gain on investments								–		(67,190)

				Total Dividends and Distributions				(16,197)		(80,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions								112,989		165,262
Redemption fees - Class J								3		2

				Total increase (decrease) in net assets				15,914		(245,235)

Net Assets
Beginning of period								622,333		867,568

End of period (including undistributed net investment income as set forth below)							$ 638,247		$ 622,333

Undistributed (overdistributed) net investment income (operating loss)							$ 5,515		$ 12,939

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,543 $	551 $	1,152	$ 3,345	$ 132,959	$ 430	$ 1,173	$ 2,098	$ 293	$ 1,669
Reinvested	3,218	45	28	735	11,857	13	32	45	34	86
Redeemed	(16,361)	(1,488)	(1,025)	(4,397)	(27,696)	(72)	(90)	(412)	(158)	(618)

Net Increase (Decrease)	$ (7,600) $	(892) $	155	$ (317) $ 117,120	$ 371	$ 1,115	$ 1,731		$ 169	$ 1,137

Shares:
Sold	822	81	160	512	20,048	65	191	323	44	242
Reinvested	451	6	4	104	1,670	2	4	6	5	12
Redeemed	(2,482)	(227)	(152)	(678)	(4,162)	(11)	(15)	(64)	(25)	(93)

Net Increase (Decrease)	(1,209)	(140)	12	(62)	17,556	56	180	265	24	161

Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077	$ 922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Distributions:
Period Ended April 30, 2009
From net investment income $	(3,319) $	(45) $	(31) $	(735) $	(11,857) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,319) $	(45) $	(31) $	(735) $	(11,857) $	(13) $	(32) $	(45) $	(34) $	(86)

Year Ended October 31, 2008
From net investment income $	(3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $	(26,460) $	(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

See accompanying notes.

49

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Value Fund III

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 19,862		$ 51,582
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(597,029)		(130,835)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								342,260		(1,087,691)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(234,907)		(1,166,944)

Dividends and Distributions to Shareholders
From net investment income								(46,086)		(50,200)
From net realized gain on investments								–		(161,500)

				Total Dividends and Distributions				(46,086)		(211,700)

Capital Share Transactions
Net increase (decrease) in capital share transactions								57,866		452,616
Redemption fees - Class A								1		1
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(223,124)		(926,025)

Net Assets
Beginning of period								1,864,688		2,790,713

End of period (including undistributed net investment income as set forth below)							$ 1,641,564		$ 1,864,688

Undistributed (overdistributed) net investment income (operating loss)							$ 10,985		$ 37,209

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,580 $	358 $	83	$ 4,438 $ 159,099		$ 603	$ 770 $	1,744 $	2,287	$ 2,407
Reinvested	535	35	6	1,232	41,375	72	340	1,012	493	973
Redeemed	(4,637)	(1,611)	(142)	(6,285)	(125,313)	(503)	(5,631)	(6,872)	(3,844)	(7,738)

Net Increase (Decrease)	$ (1,522) $	(1,218) $	(53) $	(615) $	75,161	$ 172	$ (4,521) $	(4,116) $	(1,064) $	(4,358)

Shares:
Sold	356	49	12	620	22,131	85	108	240	318	335
Reinvested	69	5	1	162	5,415	9	45	129	64	127
Redeemed	(665)	(229)	(22)	(913)	(18,032)	(71)	(783)	(942)	(567)	(1,038)

Net Increase (Decrease)	(240)	(175)	(9)	(131)	9,514	23	(630)	(573)	(185)	(576)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,200 $	750 $	679	$ 13,559 $ 746,251		$ 1,830	$ 2,753 $	6,257 $	12,936	$ 13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308	$ (2,965) $ 535,245		$ 366	$ (10,591) $	(18,166) $	(11,689) $	(31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Distributions:
Period Ended April 30, 2009
From net investment income $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

Year Ended October 31, 2008
From net investment income $	(901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and Distributions $	(4,916) $	(1,474) $	(99) $	(9,676) $ (166,616) $		(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

See accompanying notes.

50

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Blend Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 438		$ (896)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(13,117)		32,307
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(4,687)		(341,511)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(17,366)		(310,100)

Dividends and Distributions to Shareholders
From net realized gain on investments								(32,308)		(86,226)

					Total Dividends and Distributions			(32,308)		(86,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions								22,331		49,743
Redemption fees - Class A								3		3
Redemption fees - Class J								2		3

					Total increase (decrease) in net assets			(27,338)		(346,577)

Net Assets
Beginning of period								585,278		931,855

End of period (including undistributed net investment income as set forth below)								$ 557,940		$ 585,278

Undistributed (overdistributed) net investment income (operating loss)								$ 452		$ 13

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 18,037	$ 1,526 $	1,163	$ 8,696	$ 16,565	$ 537	$ 329	$ 1,319	$ 1,251	$ 2,694
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(32,365)	(5,890)	(514)	(12,636)	(5,299)	(119)	(253)	(845)	(368)	(2,078)

Net Increase (Decrease)	$ 4,969	$ (2,467) $	850	$ 3,257	$ 11,709	$ 473	$ 215	$ 894	$ 1,186	$ 1,245

Shares:
Sold	2,201	187	142	1,087	1,959	69	40	161	147	325
Reinvested	2,345	233	25	901	53	7	17	51	37	76
Redeemed	(4,000)	(731)	(65)	(1,614)	(645)	(16)	(32)	(104)	(46)	(250)

Net Increase (Decrease)	546	(311)	102	374	1,367	60	25	108	138	151

Year Ended October 31, 2008
Dollars:
Sold	$ 44,988	$ 4,807 $	2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253	$ (6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)

Total Dividends and Distributions $	(19,722) $	(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $	(54,757) $	(6,357) $	(401) $	(20,165) $	(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

See accompanying notes.

51

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund III

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (756)		$ (3,451)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(167,684)		(102,422)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								208,700		(299,531)

			Net Increase (Decrease) in Net Assets Resulting from Operations					40,260		(405,404)

Dividends and Distributions to Shareholders
From net realized gain on investments								–		(47,607)
From tax return of capital								–		(294)

					Total Dividends and Distributions			–		(47,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions								211,577		257,856
Redemption fees - Class A								2		3
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			251,840		(195,446)

Net Assets
Beginning of period								529,818		725,264

End of period (including undistributed net investment income as set forth below)								$ 781,658		$ 529,818

Undistributed (overdistributed) net investment income (operating loss)								$ (756)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,180	$ 273	$ 110	$ 1,325	$ 108,064	$ 388	$ 633	$ 1,979	$ 1,467	$ 3,364
Issued in acquisitions	1,401	–	169	–	130,284	872	1,619	2,214	2,700	1,137
Redeemed	(3,102)	(878)	(223)	(1,665)	(35,367)	(104)	(1,029)	(3,050)	(1,164)	(2,020)

Net Increase (Decrease)	$ 479	$ (605) $	56	$ (340) $	202,981	$ 1,156	$ 1,223	$ 1,143	$ 3,003	$ 2,481

Shares:
Sold	401	52	21	255	19,834	72	115	355	259	576
Issued in acquisitions	295	–	36	–	26,675	185	340	451	549	228
Redeemed	(586)	(170)	(44)	(330)	(6,507)	(19)	(195)	(530)	(215)	(352)

Net Increase (Decrease)	110	(118)	13	(75)	40,002	238	260	276	593	452

Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402	$ 1,312	$ 6,361	$ 273,307	$ 825	$ 2,785	$ 14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $	11,339	$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

See accompanying notes.

52

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					MidCap Stock Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 3,172	$ 5,912
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(35,547)	(6,064)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					26,230	(230,490)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(6,145)	(230,642)

Dividends and Distributions to Shareholders
From net investment income					(4,543)	(8,374)
From net realized gain on investments					(306)	(102,047)

				Total Dividends and Distributions	(4,849)	(110,421)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(21,648)	(115,515)
Redemption fees - Class A					1	8

				Total increase (decrease) in net assets	(32,641)	(456,570)

Net Assets
Beginning of period					396,064	852,634

End of period (including undistributed net investment income as set forth below)					$ 363,423	$ 396,064

Undistributed (overdistributed) net investment income (operating loss)					$ 1,145	$ 2,516

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,419 $	232 $	93 $	4,066
Reinvested	26	9	3	4,807
Redeemed	(6,293)	(2,068)	(626)	(25,316)

Net Increase (Decrease)	$ (2,848) $	(1,827) $	(530) $	(16,443)

Shares:
Sold	332	24	11	385
Reinvested	2	1	–	441
Redeemed	(615)	(218)	(67)	(2,472)

Net Increase (Decrease)	(281)	(193)	(56)	(1,646)

Year Ended October 31, 2008
Dollars:
Sold	$ 15,064 $	905 $	1,090 $	27,263
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(188,080)	(9,389)	(4,067)	(66,209)

Net Increase (Decrease)	$ (147,660) $	(4,812) $	(1,846) $	38,803

Shares:
Sold	943	63	73	1,883
Reinvested	1,504	235	72	4,537
Redeemed	(11,525)	(653)	(280)	(4,008)

Net Increase (Decrease)	(9,078)	(355)	(135)	2,412

Distributions:
Period Ended April 30, 2009
From net investment income $	– $	– $	– $	(4,543)
From net realized gain on
investments	(29)	(10)	(3)	(264)

Total Dividends and Distributions $	(29) $	(10) $	(3) $	(4,807)

Year Ended October 31, 2008
From net investment income $	(1,687) $	(42) $	(23) $	(6,622)
From net realized gain on
investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions $	(27,109) $	(4,129) $	(1,434) $	(77,749)

See accompanying notes.

53

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund I

								Period Ended	Year Ended
								April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)								$ 5,261	$ 9,155
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(156,105)		(73,125)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								123,358		(301,196)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(27,486)		(365,166)

Dividends and Distributions to Shareholders
From net investment income								(9,946)		(7,203)
From net realized gain on investments								–		(104,384)

				Total Dividends and Distributions				(9,946)		(111,587)

Capital Share Transactions
Net increase (decrease) in capital share transactions								84,795		146,067

				Total increase (decrease) in net assets				47,363		(330,686)

Net Assets
Beginning of period								665,058		995,744

End of period (including undistributed net investment income as set forth below)								$ 712,421	$ 665,058

Undistributed (overdistributed) net investment income (operating loss)								$ 2,700	$ 7,385

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 14	$ 10	$ 10	$ 273	$ 99,842	$ 641	$ 1,152	$ 2,489	$ 1,465	$ 2,824
Reinvested	–	–	–	–	9,574	15	40	90	100	127
Redeemed	–	–	–	(7)	(28,740)	(167)	(330)	(937)	(977)	(2,713)

Net Increase (Decrease)	$ 14	$ 10	$ 10	$ 266	$ 80,676	$ 489	$ 862	$ 1,642	$ 588	$ 238

Shares:
Sold	2	2	2	38	13,417	86	152	334	200	381
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	–	–	–	(1)	(3,971)	(23)	(45)	(134)	(129)	(357)

Net Increase (Decrease)	2	2	2	37	10,677	65	112	212	84	40

Year Ended October 31, 2008
Dollars:
Sold	N/A	N/A	N/A	N/A $ 142,632		$ 1,569	$ 2,986	$ 6,449	$ 7,506	$ 11,790
Reinvested	N/A	N/A	N/A	N/A	105,591	432	686	2,108	948	1,822
Redeemed	N/A	N/A	N/A	N/A	(116,890)	(922)	(1,514)	(5,935)	(2,212)	(10,979)

Net Increase (Decrease)	N/A	N/A	N/A	N/A $ 131,333		$ 1,079	$ 2,158	$ 2,622	$ 6,242	$ 2,633

Shares:
Sold	N/A	N/A	N/A	N/A	11,957	135	254	525	635	992
Reinvested	N/A	N/A	N/A	N/A	8,148	34	54	164	74	141
Redeemed	N/A	N/A	N/A	N/A	(10,132)	(78)	(131)	(509)	(191)	(920)

Net Increase (Decrease)	N/A	N/A	N/A	N/A	9,973	91	177	180	518	213

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(100) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(100) $	(127)

Year Ended October 31, 2008
From net investment income	N/A	N/A	N/A	N/A $	(7,031) $	–	$ (4) $	(46) $	(35) $ (87)
From net realized gain on
investments	N/A	N/A	N/A	N/A	(98,560)	(432)	(682)	(2,062)	(913)	(1,735)

Total Dividends and Distributions	N/A	N/A	N/A	N/A $ (105,591) $		(432) $	(686) $	(2,108) $	(948) $	(1,822)

See accompanying notes.

54

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund II

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 2,713		$ 5,247
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(192,307)		(78,109)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								152,322	(188,302)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(37,272)	(261,164)

Dividends and Distributions to Shareholders
From net investment income								(6,007)		(4,560)
From net realized gain on investments								–		(70,206)

				Total Dividends and Distributions				(6,007)		(74,766)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(28,505)		(74,388)

				Total increase (decrease) in net assets				(71,784)	(410,318)

Net Assets
Beginning of period								309,632	719,950

End of period (including undistributed net investment income as set forth below)							$ 237,848		$ 309,632

Undistributed (overdistributed) net investment income (operating loss)							$ 611		$ 3,905

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 622 $	89 $	203 $	2,812 $	11,230 $	116 $	391 $	1,122 $	1,271 $	1,217
Reinvested	75	1	1	632	4,735	6	77	192	92	192
Redeemed	(1,036)	(92)	(113)	(4,545)	(35,727)	(198)	(2,284)	(2,892)	(1,407)	(5,287)

Net Increase (Decrease)	$ (339) $	(2) $	91 $	(1,101) $	(19,762) $	(76) $	(1,816) $	(1,578) $	(44) $	(3,878)

Shares:
Sold	94	13	34	438	1,747	17	58	171	190	181
Reinvested	10	–	–	92	654	1	11	27	13	27
Redeemed	(169)	(14)	(18)	(736)	(5,330)	(31)	(354)	(430)	(213)	(772)

Net Increase (Decrease)	(65)	(1)	16	(206)	(2,929)	(13)	(285)	(232)	(10)	(564)

Year Ended October 31, 2008
Dollars:
Sold	$ 2,195 $	298 $	548 $	6,317 $	51,833 $	372 $	1,521 $	4,433 $	2,454 $	15,923
Reinvested	1,188	207	142	10,528	51,248	195	2,475	3,590	2,422	2,721
Redeemed	(3,460)	(539)	(508)	(19,891)	(156,916)	(666)	(7,055)	(12,123)	(12,384)	(21,456)

Net Increase (Decrease)	$ (77) $	(34) $	182 $	(3,046) $	(53,835) $	(99) $	(3,059) $	(4,100) $	(7,508) $	(2,812)

Shares:
Sold	178	24	43	545	4,303	31	135	378	201	1,326
Reinvested	86	15	11	807	3,692	14	187	263	179	198
Redeemed	(282)	(45)	(44)	(1,759)	(12,875)	(54)	(619)	(1,006)	(1,017)	(1,814)

Net Increase (Decrease)	(18)	(6)	10	(407)	(4,880)	(9)	(297)	(365)	(637)	(290)

Distributions:
Period Ended April 30, 2009
From net investment income $	(77) $	(1) $	(1) $	(632) $	(4,737) $	(6) $	(77) $	(192) $	(92) $	(192)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(77) $	(1) $	(1) $	(632) $	(4,737) $	(6) $	(77) $	(192) $	(92) $	(192)

Year Ended October 31, 2008
From net investment income $	(17) $	– $	– $	(310) $	(3,852) $	– $	(35) $	(99) $	(107) $	(140)
From net realized gain on
investments	(1,200)	(210)	(143)	(10,230)	(47,400)	(195)	(2,441)	(3,491)	(2,315)	(2,581)

Total Dividends and Distributions $	(1,217) $	(210) $	(143) $	(10,540) $	(51,252) $	(195) $	(2,476) $	(3,590) $	(2,422) $	(2,721)

See accompanying notes.

55

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 11,813		$ 80,699
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									(54)		(3,741)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements

		Net Increase (Decrease) in Net Assets Resulting from Operations							11,759		76,958

Dividends and Distributions to Shareholders
From net investment income								(11,813)			(80,699)

					Total Dividends and Distributions			(11,813)			(80,699)

Capital Share Transactions
Net increase (decrease) in capital share transactions									38,459		270,331

					Total increase (decrease) in net assets				38,405		266,590

Net Assets
Beginning of period								2,808,590			2,542,000

End of period (including undistributed net investment income as set forth below)								$ 2,846,995		$ 2,808,590

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 413,597 $	54,747	$ 42,988	$ 163,792	$ 289,902 $ 261,583	$ 14,253		$ 18,942 $	48,088	$ 47,218	$ 102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	$ (796) $	11,931	$ 5,271	$ 49,311	$ (7,543) $	(41,612) $	(24) $	(5,282) $	5,876	$ 5,399	$ 15,928

Shares:
Sold	413,597	54,747	42,988	163,792	289,902	261,583	14,253	18,942	48,088	47,218	102,026
Reinvested	3,480	115	86	1,229	3,930	1,300	23	76	250	128	655
Redeemed	(417,873)	(42,931)	(37,803)	(115,710)	(301,375)	(304,495)	(14,300)	(24,300)	(42,462)	(41,947)	(86,753)

Net Increase (Decrease)	(796)	11,931	5,271	49,311	(7,543)	(41,612)	(24)	(5,282)	5,876	5,399	15,928

Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383 $ 101,427 $ 57,949		$ 338,953		$ 1,402,124 $	565,039	$ 29,849	$ 51,998 $ 210,539		$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $	54,158	$ 31,783	$ 169,890	$ 953,071 $	60,428	$ 7,636	$ 17,142 $	63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Distributions:
Period Ended April 30, 2009
From net investment
income	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (3,689) $	(155) $	(98) $	(1,233) $	(3,988) $	(1,515) $	(23) $	(76) $	(250) $	(128) $	(658)

Year Ended October 31, 2008
From net investment
income	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632) $	(877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

See accompanying notes.

56

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Mortgage Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 25,322		$ 72,125
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(931)		72
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								38,440		(18,772)

		Net Increase (Decrease) in Net Assets Resulting from Operations						62,831		53,425

Dividends and Distributions to Shareholders
From net investment income								(26,543)		(75,056)
From tax return of capital								–		(355)

				Total Dividends and Distributions				(26,543)		(75,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions								125,000	(464,317)
Redemption fees - Class A								7		3
Redemption fees - Class B								7		6
Redemption fees - Class C								1		–

				Total increase (decrease) in net assets				161,303	(486,294)

Net Assets
Beginning of period								1,166,675	1,652,969

End of period (including undistributed net investment income as set forth below)							$ 1,327,978		$ 1,166,675

Undistributed (overdistributed) net investment income (operating loss)							$ (2,437)		$ (1,745)

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Periods Ended April 30, 2009
Dollars:
Sold	$ 26,969 $	5,496 $	9,751 $	4,806	$ 4,781 $	74 $	93 $	227 $	179 $	1,030
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	1,885	673	127	201	22,763	4	17	23	9	28
Redeemed	(14,010)	(9,616)	(3,233)	(2,519)	(261,231)	(22)	(277)	(203)	(135)	(691)

Net Increase (Decrease)	$ 177,384 $	28,668 $	17,042 $	93,169	$ (231,681) $	2,178 $	8,852 $	11,500 $	4,313 $	13,575

Shares:
Sold	2,537	520	923	451	448	7	9	21	17	96
Issued in acquisitions	15,207	3,006	974	8,474	188	198	843	1,071	398	1,234
Reinvested	177	63	12	19	2,148	1	1	2	1	3
Redeemed	(1,317)	(906)	(305)	(236)	(24,651)	(2)	(26)	(19)	(13)	(64)

Net Increase (Decrease)	16,604	2,683	1,604	8,708	(21,867)	204	827	1,075	403	1,269

Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836 $	1,431	N/A	$ 49,841	N/A	N/A	N/A	N/A	N/A
Reinvested	3,081	1,584	167	N/A	69,247	N/A	N/A	N/A	N/A	N/A
Redeemed	(25,089)	(23,340)	(2,658)	N/A	(559,220)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	$ (5,205) $ (17,920) $		(1,060)	N/A	$ (440,132)	N/A	N/A	N/A	N/A	N/A

Shares:
Sold	1,589	362	137	N/A	4,680	N/A	N/A	N/A	N/A	N/A
Reinvested	291	149	16	N/A	6,530	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,371)	(2,206)	(251)	N/A	(52,927)	N/A	N/A	N/A	N/A	N/A

Net Increase (Decrease)	(491)	(1,695)	(98)	N/A	(41,717)	N/A	N/A	N/A	N/A	N/A

Distributions:
Periods Ended April 30, 2009
From net investment income $	(2,469) $	(815) $	(208) $	(203) $	(22,766) $	(4) $	(17) $	(23) $	(9) $	(29)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(2,469) $	(815) $	(208) $	(203) $	(22,766) $	(4) $	(17) $	(23) $	(9) $	(29)

Year Ended October 31, 2008
From net investment income $	(3,976) $	(1,912) $	(243)	N/A	$ (68,925)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	N/A	–	N/A	N/A	N/A	N/A	N/A
From tax return of capital	(19)	(9)	(1)	N/A	(326)	N/A	N/A	N/A	N/A	N/A

Total Dividends and Distributions $	(3,995) $	(1,921) $	(244)	N/A	$ (69,251)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

57

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 61,879		$ 85,199
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(49,848)		(135,447)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								6,904		(402,700)

		Net Increase (Decrease) in Net Assets Resulting from Operations						18,935		(452,948)

Dividends and Distributions to Shareholders
From net investment income								(61,360)		(84,591)

				Total Dividends and Distributions				(61,360)		(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions								299,831		929,922
Redemption fees - Class A								21		6
Redemption fees - Class C								2		1
Redemption fees - Class J								1		1

				Total increase (decrease) in net assets				257,430		392,391

Net Assets
Beginning of period								1,237,346		844,955

End of period (including undistributed net investment income as set forth below)							$ 1,494,776		$ 1,237,346

Undistributed (overdistributed) net investment income (operating loss)							$ 1,813		$ 1,294

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 234,295	$ 114,652	$ 739 $ 146,686	$ 191	$ 178	$ 126	$ 169		$ 124
Reinvested	7,009	2,661	634	41,243	27	26	64	73	17
Redeemed	(88,909)	(20,447)	(2,333)	(136,264)	(128)	(241)	(169)	(299)	(293)

Net Increase (Decrease)	$ 152,395	$ 96,866	$ (960) $	51,665	$ 90	$ (37) $	21	$ (57) $	(152)

Shares:
Sold	37,775	18,395	118	24,142	33	28	21	25	21
Reinvested	1,138	433	104	6,673	4	4	10	12	3
Redeemed	(15,010)	(3,515)	(391)	(23,605)	(22)	(40)	(27)	(53)	(44)

Net Increase (Decrease)	23,903	15,313	(169)	7,210	15	(8)	4	(16)	(20)

Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560 $ 620,116	$ 794	$ 686	$ 1,281	$ 2,964		$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $ 591,270	$ 340	$ 291	$ 435	$ 2,316		$ 188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Distributions:
Period Ended April 30, 2009
From net investment income $	(11,896) $	(6,860) $	(636) $	(41,761) $	(27) $	(26) $	(64) $	(73) $	(17)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,896) $	(6,860) $	(636) $	(41,761) $	(27) $	(26) $	(64) $	(73) $	(17)

Year Ended October 31, 2008
From net investment income $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

See accompanying notes.

58

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 21,395		$ 28,246
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(339,437)		(217,246)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								97,295		(445,865)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(220,747)		(634,865)

Dividends and Distributions to Shareholders
From net investment income								(22,447)		(31,823)
From net realized gain on investments								–		(373,992)

				Total Dividends and Distributions				(22,447)		(405,815)

Capital Share Transactions
Net increase (decrease) in capital share transactions								177,521		595,149
Redemption fees - Class A								1		1
Redemption fees - Class J								8		7

				Total increase (decrease) in net assets				(65,664)		(445,523)

Net Assets
Beginning of period								1,182,983		1,628,506

End of period (including undistributed net investment income as set forth below)							$ 1,117,319		$ 1,182,983

Undistributed (overdistributed) net investment income (operating loss)							$ 1,161		$ 2,213

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 5,368	$ 403	$ 439	$ 4,262	$ 211,640	$ 666	$ 798	$ 4,983	$ 2,299	$ 16,715
Reinvested	976	165	54	1,579	17,961	48	177	480	216	722
Redeemed	(7,843)	(1,695)	(549)	(10,200)	(60,271)	(166)	(1,333)	(2,659)	(1,338)	(6,376)

Net Increase (Decrease)	$ (1,499) $	(1,127) $	(56) $	(4,359) $	169,330	$ 548	$ (358) $	2,804	$ 1,177	$ 11,061

Shares:
Sold	607	45	53	492	24,232	78	94	602	274	2,062
Reinvested	112	19	6	185	2,092	6	21	56	26	85
Redeemed	(938)	(198)	(66)	(1,209)	(7,137)	(21)	(149)	(310)	(166)	(738)

Net Increase (Decrease)	(219)	(134)	(7)	(532)	19,187	63	(34)	348	134	1,409

Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002	$ 2,060	$ 21,142	$ 364,168	$ 1,639	$ 5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345	$ 990	$ 25,222	$ 526,336	$ 1,625	$ 1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,009) $	(174) $	(57) $	(1,582) $	(17,981) $	(48) $	(177) $	(480) $	(216) $	(723)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,009) $	(174) $	(57) $	(1,582) $	(17,981) $	(48) $	(177) $	(480) $	(216) $	(723)

Year Ended October 31, 2008
From net investment income $	(1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and Distributions $	(29,345) $	(7,195) $	(1,858) $	(47,234) $ (281,603) $		(920) $	(5,012) $	(10,172) $	(4,041) $	(18,435)

See accompanying notes.

59

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Bond Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 4,598		$ 12,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(6,919)		(3,209)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								(3,017)		(31,589)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(5,338)		(21,940)

Dividends and Distributions to Shareholders
From net investment income								(4,739)		(13,283)

				Total Dividends and Distributions				(4,739)		(13,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(38,308)		(75,919)
Redemption fees - Class A								1		1
Redemption fees - Class C								2		–
Redemption fees - Class J								2		2

				Total increase (decrease) in net assets				(48,380)		(111,139)

Net Assets
Beginning of period								184,392		295,531

End of period (including undistributed net investment income as set forth below)							$ 136,012		$ 184,392

Undistributed (overdistributed) net investment income (operating loss)							$ (694)		$ (484)

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 3,729 $	1,826 $	2,551 $	6,102 $	141 $	46 $	199 $	9 $	821
Reinvested	1,622	40	1,236	1,526	13	4	81	3	38
Redeemed	(11,360)	(697)	(9,302)	(34,393)	(106)	(42)	(291)	(1,247)	(857)

Net Increase (Decrease)	$ (6,009) $	1,169 $	(5,515) $	(26,765) $	48 $	8 $	(11) $	(1,235) $	2

Shares:
Sold	468	229	319	763	18	6	25	1	103
Reinvested	204	5	155	191	1	–	10	–	5
Redeemed	(1,421)	(87)	(1,163)	(4,297)	(13)	(5)	(36)	(149)	(109)

Net Increase (Decrease)	(749)	147	(689)	(3,343)	6	1	(1)	(148)	(1)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354 $	9,480 $	47,558 $	390 $	96 $	8,515 $	1,687 $	2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335 $	(6,711) $	(33,897) $	334 $	94 $	(16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Distributions:
Period Ended April 30, 2009
From net investment income $	(1,734) $	(53) $	(1,258) $	(1,555) $	(13) $	(4) $	(81) $	(3) $	(38)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,734) $	(53) $	(1,258) $	(1,555) $	(13) $	(4) $	(81) $	(3) $	(38)

Year Ended October 31, 2008
From net investment income $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

See accompanying notes.

60

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Short-Term Income Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 5,833	$ 18,858
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,305)	(2,379)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				5,407	(12,066)

			Net Increase (Decrease) in Net Assets Resulting from Operations	9,935	4,413

Dividends and Distributions to Shareholders
From net investment income				(5,872)	(18,888)

			Total Dividends and Distributions	(5,872)	(18,888)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(14,399)	102,894
Redemption fees - Class A				2	–

			Total increase (decrease) in net assets	(10,334)	88,419

Net Assets
Beginning of period				298,561	210,142

End of period (including undistributed net investment income as set forth below)				$ 288,227	$ 298,561

Undistributed (overdistributed) net investment income (operating loss)				$ 28	$ 19

	Class A	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 28,050	$ 10,938	$ 26,820
Reinvested	667	89	4,893
Redeemed	(7,486)	(1,284)	(77,086)

Net Increase (Decrease)	$ 21,231	$ 9,743	$ (45,373)

Shares:
Sold	2,502	975	2,396
Reinvested	60	8	438
Redeemed	(670)	(115)	(6,921)

Net Increase (Decrease)	1,892	868	(4,087)

Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	$ 2,642	$ 334,621
Reinvested	1,171	124	17,301
Redeemed	(22,593)	(2,632)	(250,756)

Net Increase (Decrease)	$ 1,594	$ 134	$ 101,166

Shares:
Sold	1,975	227	28,851
Reinvested	101	11	1,491
Redeemed	(1,946)	(227)	(21,870)

Net Increase (Decrease)	130	11	8,472

Distributions:
Period Ended April 30, 2009
From net investment income $	(836) $	(119) $	(4,917)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(836) $	(119) $	(4,917)

Year Ended October 31, 2008
From net investment income $	(1,437) $	(145) $	(17,306)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(1,437) $	(145) $	(17,306)

See accompanying notes.

61

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ 201		$ 341
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(66,514)		(18,217)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								42,909		(102,997)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(23,404)		(120,873)

Dividends and Distributions to Shareholders
From net investment income								(503)		–
From net realized gain on investments								–		(28,163)

					Total Dividends and Distributions			(503)		(28,163)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(8,395)		(11,900)
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(32,301)		(160,935)

Net Assets
Beginning of period								193,035		353,970

End of period (including undistributed net investment income as set forth below)								$ 160,734		$ 193,035

Undistributed (overdistributed) net investment income (operating loss)								$ 32		$ 334

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 2,661	$ 195	$ 16	$ 1,663 $	1,320 $	28	$ 62	$ 77	$ 207 $	260
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(5,917)	(1,642)	(53)	(6,920)	–	(35)	(100)	(404)	(172)	(144)

Net Increase (Decrease)	$ (3,256) $	(1,447) $	(37) $	(4,948) $	1,505 $	(7) $	(38) $	(327) $	40 $	120

Shares:
Sold	310	23	2	200	189	3	8	9	24	30
Reinvested	–	–	–	35	20	–	–	–	–	1
Redeemed	(698)	(199)	(6)	(853)	–	(4)	(12)	(47)	(20)	(16)

Net Increase (Decrease)	(388)	(176)	(4)	(618)	209	(1)	(4)	(38)	4	15

Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600	$ 54	$ 3,750 $	– $	99	$ 267	$ 377	$ 1,235 $	522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626 $	(26) $	(203) $	(78) $	682 $	(375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ – $	– $	–	$ –	$ –	$ – $ –
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $	(124) $	(12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

See accompanying notes.

62

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Growth Fund

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (413)		$ (1,176)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(78,363)		(23,222)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								56,355		(146,332)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(22,421)		(170,730)

Dividends and Distributions to Shareholders
From net investment income								(18)		–
From net realized gain on investments								–		(24,053)

					Total Dividends and Distributions			(18)		(24,053)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184		(59,700)
Redemption fees - Class A								1		–

					Total increase (decrease) in net assets			(22,254)		(254,483)

Net Assets
Beginning of period								223,774		478,257

End of period (including undistributed net investment income as set forth below)								$ 201,520		$ 223,774

Undistributed (overdistributed) net investment income (operating loss)								$ (431)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,263	$ 196	$ 133	$ 1,409	$ 5,364 $	176	$ 46	$ 180	$ 1,666	$ 1,327
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(2,682)	(600)	(206)	(1,889)	(5,499)	(14)	(27)	(312)	(200)	(165)

Net Increase (Decrease)	$ (1,419) $	(404) $	(73) $	(480) $	(117) $	162	$ 19	$ (132) $	1,466	$ 1,162

Shares:
Sold	278	42	28	319	1,157	39	9	39	311	270
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(597)	(136)	(48)	(448)	(1,282)	(3)	(6)	(65)	(42)	(35)

Net Increase (Decrease)	(319)	(94)	(20)	(129)	(121)	36	3	(26)	269	235

Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143 $	359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

See accompanying notes.

63

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund II

								Period Ended		Year Ended
								April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)								$ (1,034)		$ (3,998)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(83,695)		(36,487)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								60,814		(240,446)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(23,915)		(280,931)

Dividends and Distributions to Shareholders
From net realized gain on investments								–		(37,471)

					Total Dividends and Distributions			–		(37,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(6,469)		(50,858)
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(30,383)		(369,259)

Net Assets
Beginning of period								348,529		717,788

End of period (including undistributed net investment income as set forth below)								$ 318,146		$ 348,529

Undistributed (overdistributed) net investment income (operating loss)								$ (1,034)		$ –

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 903	$ 114	$ 161	$ 1,440	$ 15,945	$ 184	$ 340	$ 829	$ 717	$ 2,415
Redeemed	(928)	(449)	(45)	(1,618)	(21,262)	(162)	(784)	(1,577)	(607)	(2,085)

Net Increase (Decrease)	$ (25) $	(335) $	116	$ (178) $	(5,317) $	22	$ (444) $	(748) $	110	$ 330

Shares:
Sold	193	24	34	337	3,253	39	75	186	162	499
Redeemed	(202)	(101)	(10)	(382)	(4,373)	(35)	(171)	(336)	(133)	(437)

Net Increase (Decrease)	(9)	(77)	24	(45)	(1,120)	4	(96)	(150)	29	62

Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375	$ 353	$ 4,354	$ 27,829	$ 633	$ 1,290	$ 3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620	$ (43,547) $	234	$ (2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Distributions:
Period Ended April 30, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

See accompanying notes.

64

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Value Fund

							Period Ended		Year Ended
							April 30, 2009		October 31, 2008

Operations
Net investment income (operating loss)							$ 2,431		$ 3,770
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(94,627)		(64,073)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								32,091	(110,626)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(60,105)	(170,929)

Dividends and Distributions to Shareholders
From net investment income								(2,883)		(4,802)
From net realized gain on investments								–		(41,414)

					Total Dividends and Distributions			(2,883)		(46,216)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(6,607)		45,298
Redemption fees - Class A								1		–
Redemption fees - Class J								1		1

					Total increase (decrease) in net assets			(69,593)	(171,846)

Net Assets
Beginning of period								442,930	614,776

End of period (including undistributed net investment income as set forth below)							$ 373,337		$ 442,930

Undistributed (overdistributed) net investment income (operating loss)							$ 1,391		$ 1,843

	Class A	Class B	Class C		Class J Institutional R-1		R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 1,786 $	397	$ 1,908	$ 2,122 $	15,543 $	354 $	367	$ 2,252 $	782 $	3,121
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(2,241)	(510)	(1,909)	(4,050)	(22,199)	(193)	(521)	(753)	(998)	(4,742)

Net Increase (Decrease)	$ (436) $	(113) $	(1) $	(1,880) $	(4,019) $	162 $	(154) $	1,520 $	(184) $	(1,502)

Shares:
Sold	179	38	177	217	1,531	35	37	213	77	300
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(225)	(51)	(184)	(419)	(2,266)	(20)	(52)	(76)	(94)	(450)

Net Increase (Decrease)	(44)	(13)	(7)	(198)	(497)	15	(15)	139	(14)	(139)

Year Ended October 31, 2008
Dollars:
Sold	$ 6,366 $	860	$ 1,858	$ 8,545 $	96,407 $	615 $	1,897	$ 3,101 $	3,179 $	7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121 $	(148) $	748	$ (2,082) $	40,968 $	412 $	600	$ 678 $	2,376 $	1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Distributions:
Period Ended April 30, 2009
From net investment income $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

Year Ended October 31, 2008
From net investment income $	(104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

See accompanying notes.

65

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Tax-Exempt Bond Fund

				Period Ended	Year Ended
				April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)				$ 6,404	$ 13,609
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(6,406)	(4,107)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				16,988	(39,253)

		Net Increase (Decrease) in Net Assets Resulting from Operations		16,986	(29,751)

Dividends and Distributions to Shareholders
From net investment income				(6,314)	(13,524)

			Total Dividends and Distributions	(6,314)	(13,524)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(3,400)	(26,007)
Redemption fees - Class A				2	4
Redemption fees - Class C				1	1

			Total increase (decrease) in net assets	7,275	(69,277)

Net Assets
Beginning of period				236,280	305,557

End of period (including undistributed net investment income as set forth below)				$ 243,555	$ 236,280

Undistributed (overdistributed) net investment income (operating loss)				$ 665	$ 575

	Class A	Class B	Class C

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 11,527 $	1,106 $	1,821
Reinvested	3,937	201	66
Redeemed	(18,581)	(2,487)	(990)

Net Increase (Decrease)	$ (3,117) $	(1,180) $	897

Shares:
Sold	1,809	173	286
Reinvested	616	31	10
Redeemed	(2,933)	(389)	(157)

Net Increase (Decrease)	(508)	(185)	139

Year Ended October 31, 2008
Dollars:
Sold	$ 25,753 $	1,466 $	2,601
Reinvested	8,585	520	84
Redeemed	(55,958)	(7,682)	(1,376)

Net Increase (Decrease)	$ (21,620) $	(5,696) $	1,309

Shares:
Sold	3,602	207	368
Reinvested	1,221	74	12
Redeemed	(7,958)	(1,094)	(193)

Net Increase (Decrease)	(3,135)	(813)	187

Distributions:
Period Ended April 30, 2009
From net investment income $	(5,946) $	(281) $	(87)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(5,946) $	(281) $	(87)

Year Ended October 31, 2008
From net investment income $	(12,660) $	(734) $	(130)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(12,660) $	(734) $	(130)

See accompanying notes.

66

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Ultra Short Bond Fund

							Period Ended			Year Ended
							April 30, 2009			October 31, 2008

Operations
Net investment income (operating loss)							$ 2,703			$ 8,638
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions								(23,692)		(2,803)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies								9,354		(36,643)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(11,635)		(30,808)

Dividends and Distributions to Shareholders
From net investment income								(2,983)		(8,762)

				Total Dividends and Distributions				(2,983)		(8,762)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(3,115)		669
Redemption fees - Class C								1		1

				Total increase (decrease) in net assets				(17,732)		(38,900)

Net Assets
Beginning of period								164,867		203,767

End of period (including undistributed net investment income as set forth below)							$ 147,135			$ 164,867

Undistributed (overdistributed) net investment income (operating loss)							$ (175)			$ 113

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 115 $	79 $	171 $	3,395 $	1	$ 650 $	663 $	–	$ 346
Reinvested	45	9	353	2,389	–	101	38	–	17
Redeemed	(2,392)	(368)	(2,891)	(3,863)	–	(798)	(736)	–	(439)

Net Increase (Decrease)	$ (2,232) $	(280) $	(2,367) $	1,921 $	1	$ (47) $	(35) $	–	$ (76)

Shares:
Sold	16	11	24	473	–	91	94	–	48
Reinvested	6	1	50	333	–	14	5	–	2
Redeemed	(333)	(50)	(404)	(537)	–	(113)	(102)	–	(61)

Net Increase (Decrease)	(311)	(38)	(330)	269	–	(8)	(3)	–	(11)

Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054 $	–	$ 1,492 $	2,425 $	–	$ 717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434 $	–	$ (511) $	531 $	–	$ (1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Distributions:
Period Ended April 30, 2009
From net investment income $	(70) $	(13) $	(354) $	(2,390) $	–	$ (101) $	(38) $	–	$ (17)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(70) $	(13) $	(354) $	(2,390) $	–	$ (101) $	(38) $	–	$ (17)

Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

See accompanying notes.

67

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					West Coast Equity Fund

					Period Ended	Year Ended
					April 30, 2009	October 31, 2008

Operations
Net investment income (operating loss)					$ 4,184	$ 8,896
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					(9,917)	43,403
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					(38,902)	(583,144)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(44,635)	(530,845)

Dividends and Distributions to Shareholders
From net investment income					(7,102)	(10,800)
From net realized gain on investments					(44,445)	(123,750)

				Total Dividends and Distributions	(51,547)	(134,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(5,697)	(341,695)
Redemption fees - Class A					1	1

				Total increase (decrease) in net assets	(101,878)	(1,007,089)

Net Assets
Beginning of period					903,791	1,910,880

End of period (including undistributed net investment income as set forth below)					$ 801,913	$ 903,791

Undistributed (overdistributed) net investment income (operating loss)					$ 3,115	$ 6,033

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Period Ended April 30, 2009
Dollars:
Sold	$ 13,014 $	2,549 $	1,342 $	4,610
Reinvested	19,140	4,632	645	24,795
Redeemed	(39,745)	(12,752)	(2,172)	(21,755)

Net Increase (Decrease)	$ (7,591) $	(5,571) $	(185) $	7,650

Shares:
Sold	508	115	59	174
Reinvested	702	198	27	899
Redeemed	(1,555)	(582)	(99)	(858)

Net Increase (Decrease)	(345)	(269)	(13)	215

Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Distributions:
Period Ended April 30, 2009
From net investment income $	(2,125) $	– $	– $	(4,977)
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)

Total Dividends and Distributions $	(20,915) $	(5,122) $	(714) $	(24,796)

Year Ended October 31, 2008
From net investment income $	(4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions $	(66,335) $	(13,476) $	(1,676) $	(53,063)

See accompanying notes.

68

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

California
Amounts in thousands	Municipal Fund

Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 9,902
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(74,648)
Proceeds from sale of investment securities	96,533
Increase in fund shares sold receivable	(318)
Decrease in accrued interest receivable	570
Increase in investment securities sold	(1,202)
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(64)
Decrease in fund shares redeemed	(137)
Decrease in dividends payable	(47)
Increase in interest expense and fees payable	53
Increase in investment securities purchased	2,061
Net accretion of bond discounts and amortization of premiums	(642)
Unrealized appreciation on securities investments and swap agreements	(15,284)
Net realized loss from investments	13,490

Net cash used in operating activities	30,267

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(3,727)
Proceeds from shares sold	20,679
Payment on shares redeemed	(41,334)
Dividends and distributions paid to shareholders	(3,139)
Proceeds from redemption fees	8
Decrease in line of credit	(2,850)

Net cash provided by financing activities	(30,363)

Net decrease in cash	(96)

Cash:
Beginning of period	$ 100

End of period	$ 4

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 4,881
Cash paid during the year for interest expense and fees	104

See accompanying notes.

69

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2009 (unaudited)

Tax-Exempt Bond
Amounts in thousands	Fund

Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 16,986
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(120,543)
Proceeds from sale of investment securities	121,030
Increase in fund shares sold receivable	(385)
Decrease in accrued interest receivable	181
Decrease in investment securities sold	4,614
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(47)
Increase in fund shares redeemed	93
Increase in dividends payable	3
Decrease in interest expense and fees payable	(17)
Increase in investment securities purchased	202
Net accretion of bond discounts and amortization of premiums	(257)
Unrealized appreciation on securities investments and swap agreements	(16,988)
Net realized loss from investments	6,406

Net cash used in operating activities	11,278

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(1,574)
Proceeds from shares sold	14,454
Payment on shares redeemed	(22,058)
Dividends and distributions paid to shareholders	(2,110)
Proceeds from redemption fees	3

Net cash provided by financing activities	(11,285)

Net decrease in cash	(7)

Cash:
Beginning of period	$ 97

End of period	$ 90

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 4,204
Cash paid during the year for interest expense and fees	100

See accompanying notes.

70

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2009, the Fund consists of 71 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund III, MidCap Stock Fund, MidCap Value Fund I, MidCap Value Fund II, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, Tax-Exempt Bond Fund, Ultra Short Bond Fund, and West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4 and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective February 22, 2008, California Municipal Fund acquired all the assets and assumed all the liabilities of California Insured Intermediate Municipal Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from California Insured Intermediate Municipal Fund for shares of California Municipal Fund at an approximate exchange rate of 1.04 for Class A, Class B, and Class C shares. The aggregate net assets of California Insured Intermediate Municipal Fund and California Municipal Fund immediately prior to the acquisition were approximately $79,746,000 (including approximately $137,000 of accumulated net investment income, $52,000 of accumulated realized losses, and $1,191,000 of unrealized appreciation) and $343,850,000, respectively. The aggregate net assets of California Municipal Fund immediately following the acquisition were $423,596,000.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund
High Yield Fund II	High Yield Fund
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Value Fund	MidCap Value Fund II
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Tax-Exempt Bond Fund I	Tax-Exempt Bond Fund

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses, and $115,257,000 of unrealized depreciation) and $427,960,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,356,000.

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by Principal Management Corporation (the “Manager”).

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization (continued)

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved an Agreement and Plan of Reorganization whereby MidCap Value Fund I would acquire all the assets of MidCap Value Fund II subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of MidCap Value Fund I. The reorganization was completed on May 1, 2009.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

On March 9, 2009, the Board of Directors of Principal Funds, Inc. approved the proposals listed below.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for September 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in August 2009.

Proposal 1: Acquisition of a portion of the assets of LargeCap Blend Fund I by Disciplined LargeCap Blend Fund. Proposal 2: Acquisition of a portion of the assets of LargeCap Growth Fund I by LargeCap Growth Fund.

The following proposals will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for November 2009. Additional information about these proposals will be provided in the Proxy Statement that is expected to be mailed to record date shareholders in October 2009.

Proposal 3: Acquisition of a portion of the assets of LargeCap Blend Fund II by Disciplined LargeCap Blend Fund. Proposal 4: Acquisition of a portion of the assets of LargeCap Growth Fund II by LargeCap Growth Fund. Proposal 5: Acquisition of a portion of the assets of LargeCap Value Fund III by LargeCap Value Fund. Proposal 6: Acquisition of a portion of the assets of SmallCap Growth Fund II by SmallCap Growth Fund.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional Class, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses, and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000.

On or about June 30, 2009, West Coast Equity will change its name to Principal Capital Appreciation Fund.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and the Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Money Market Fund on September 19, 2008.

The Program remains in effect until September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by the Money Market Fund. An additional cost of .015% of the net assets of the Fund as of September 19, 2008 was borne by the Money Market Fund to participate in the program through April 30, 2009. The cost for participating in the Program incurred during the period ended April 30, 2009 is included on the statement of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

1. Organization (continued)

On March 31, 2009, the United States Treasury Department announced an extension of the Program to September 18, 2009. Money Market Fund has applied to participate in the extension.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective November 1, 2008, the Funds adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Fund	in Securities Instruments* in Securities Instruments* in Securities Instruments* in Securities Instruments*

Bond & Mortgage
Securities Fund	$ 2,502	$ —	$2,391,497	$ (8,363)	$ 46,472	$ —	$ 2,440,471	$ (8,363)
California Municipal
Fund	—	—	301,138	—	13,118	—	314,256	—
Disciplined LargeCap
Blend Fund	1,846,406	4,340	45,800	—	—	—	1,892,206	4,340
Diversified International
Fund	34,327	—	1,135,510	—	—	—	1,169,837	—
Equity Income Fund	1,679,460	—	106,973	—	—	—	1,786,433	—
Global Diversified
Income Fund	9,877	—	45,540	—	372	—	55,789	—
Global Real Estate
Securities Fund	1,401	—	2,519	2	1	—	3,921	2
High Yield Fund	24,382	—	2,088,195	7,820	56,604	—	2,169,181	7,820
Income Fund	861	—	918,248	—	15,022	—	934,131	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)

		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Fund	in Securities Instruments* in Securities Instruments* in Securities Instruments* in Securities Instruments*

Inflation Protection
Fund	$ —	$ (596)	$ 377,148	$ —	$12,442	$—	$ 389,590	$ (596)
International Emerging
Markets Fund	159,157	—	717,568	—	—	—	876,725	—
International Growth
Fund	18,463	—	1,145,860	—	—	—	1,164,323	—
LargeCap Blend Fund I	691,450	(9)	26,219	—	—	—	717,669	(9)
LargeCap Blend Fund II	568,045	(6)	14,589	—	—	—	582,634	(6)
LargeCap Growth Fund	1,905,326	—	54,735	—	—	—	1,960,061	—
LargeCap Growth
Fund I	1,283,313	(21)	47,622	—	—	—	1,330,935	(21)
LargeCap Growth
Fund II	1,317,261	1,599	29,990	(86)	—	—	1,347,251	1,513
LargeCap S&P 500
Index Fund	725,819	923	18,377	—	—	—	744,196	923
LargeCap Value Fund	621,736	104	14,552	—	—	—	636,288	104
LargeCap Value
Fund III	1,574,209	4,309	65,968	—	—	—	1,640,177	4,309
MidCap Blend Fund	506,799	—	50,943	—	—	—	557,742	—
MidCap Growth
Fund III	744,256	2,885	27,126	—	—	—	771,382	2,885
MidCap Stock Fund	351,618	—	11,695	—	—	—	363,313	—
MidCap Value Fund I	667,616	5,526	38,384	—	—	—	706,000	5,526
MidCap Value Fund II	233,171	—	1,687	—	—	—	234,858	—
Money Market Fund	—	—	2,851,423	—	—	—	2,851,423	—
Mortgage Securities
Fund	—	—	1,329,703	—	—	—	1,329,703	—
Preferred Securities
Fund	87,725	—	1,384,759	—	6,706	—	1,479,190	—
Real Estate Securities
Fund	1,080,419	—	37,693	—	—	—	1,118,112	—
Short-Term Bond Fund	—	—	130,339	—	3,742	—	134,081	—
Short-Term Income
Fund	—	(165)	281,876	—	—	—	281,876	(165)
SmallCap Blend Fund	154,577	1,088	5,909	—	—	—	160,486	1,088
SmallCap Growth Fund	196,498	—	5,419	—	—	—	201,917	—
SmallCap Growth
Fund II	302,470	2,214	11,267	—	—	—	313,737	2,214
SmallCap Value Fund	364,021	—	9,549	—	—	—	373,570	—
Tax-Exempt Bond Fund	—	—	244,705	—	8,763	—	253,468	—
Ultra Short Bond Fund	—	—	141,063	—	2,558	—	143,621	—
West Coast Equity Fund	786,004	—	16,179	—	—	—	802,183	—

*Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation on the instrument.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

		Accrued		Change in		Tranfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Portfolio	November 1, 2008	(Premiums)	Gain/(Loss)	Gain/(Loss)	Purchases/(Sales)	Out of Level 3	April 30, 2009

Investments in Securities
Bond & Mortgage Securities Fund	$10,002	$ (606)	$ (998)	$(18,109)	$ 4,933	$ 51,250	$ 46,472
California Municipal Fund	9,208	—	(1,624)	2,889	(558)	3,203	13,118
Global Diversified Income Fund	—	2	—	28	342	—	372
Global Real Estate Securities Fund	—	—	—	—	1	—	1
High Yield Fund	76,868	29	—	(5,614)	3,524	(18,203)	56,604
Income Fund	16,287	(16)	—	(1,249)	—	—	15,022
Inflation Protection Fund	1,492	(97)	(8)	(7,012)	(1,113)	19,180	12,442
Preferred Securities Fund	1,611	—	—	(2,565)	—	7,660	6,706
Short-Term Bond Fund	400	(25)	—	(992)	(150)	4,509	3,742
Tax-Exempt Bond Fund	7,880	(4)	(1,493)	2,568	(1,159)	971	8,763
Ultra Short Bond Fund	357	(6)	(344)	(1,069)	(447)	4,067	2,558

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global		Global Real		International
International		Diversified		Estate		Emerging		International
Fund		Income Fund		Securities Fund		Markets Fund		Growth Fund

Euro	23.0%	United States	78.8%	United States	37.1%	United States	22.8%	Euro	23.3%
		Dollar		Dollar		Dollar
British Pound	19.5	Euro	5.3%	Hong Kong Dollar	17.8	Hong Kong Dollar	18.7	British Pound	23.0
Japanese Yen	18.0			Japanese Yen	11.0	Korean Won	15.1	Japanese Yen	17.9
Canadian Dollar	7.3			Australian Dollar	9.5	Taiwan Dollar	11.3	Canadian Dollar	10.4
Swiss Franc	7.0			Euro	8.4	Brazilian Real	8.9	Swiss Franc	9.8
				British Pound	6.3	South African	7.5	Australian Dollar	6.5
						Rand

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, Tax-Exempt Bond Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. As of April 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2009, Diversified International Fund had a foreign tax refund receivable of $37,000, no deferred tax liability, and an approximate capital loss carryforward of $3,253,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $142,000, no deferred tax liability, and an approximate capital loss carryforward of $20,184,000 that expires in 2017, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund and Ultra Short Bond Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Recent Accounting Pronouncements. In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

In September 2008, the FASB issued FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The FSP is effective for fiscal years and interim periods ending after November 15, 2008. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the notes to financial statements.

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rates notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. At April 30, 2009, certain of the Funds owned forward contracts to buy or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2009 are included in the schedules of investments.

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the period ended April 30, 2009, Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, MidCap Value Fund II, Mortgage Securities Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund II and West Coast Equity Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2009, the Funds had securities on loan as follows (in thousands):

	Market	Cash
	Value	Collateral

Inflation Protection Fund	$32,491	$33,639

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Details of credit default swaps where the Funds sold protection as of April 30, 2009 are as follows (amounts shown in thousands):

							Unrealized
Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)

Bond & Mortgage Securities Fund
Barclays Bank	CMBX.NA.AJ.1	0.84%	10/12/2052	$2,000	$(1,159)	$ (1,168)	$ 9
Morgan Stanley	CMBX.NA.AJ.1	0.84	10/12/2052	2,000	(1,159)	(1,179)	20
Morgan Stanley	CMBX.NA.AJ.1	0.84	10/12/2052	2,000	(1,159)	(1,155)	(4)

High Yield Fund
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	34,650	(7,394)	(9,293)	1,899
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	49,500	(10,563)	(13,276)	2,713
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	39,600	(8,451)	(11,128)	2,677
UBS AG	CDX.NA.HY.12	5.00	06/20/2014	19,800	(4,225)	(4,756)	531

(1) The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)

	First	Next	Next Over $1.5			First	Next	Next Over $1.5
	$500	$500	$500	billion		$500	$500	$500	billion

Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%	MidCap Growth Fund III	1.00	.96	.94	.92
Global Real Estate Securities Fund	.90	.88	.86	.85	MidCap Value Fund I	1.00	.98	.96	.95
Inflation Protection Fund	.40	.38	.36	.35	MidCap Value Fund II	1.00	.98	.96	.95
International Emerging Markets Fund	1.20	1.18	1.16	1.15	Preferred Securities Fund	.75	.73	.71	.70
International Growth Fund	1.00	.98	.96	.95	Real Estate Securities Fund	.85	.83	.81	.80
LargeCap Blend Fund I	.45	.43	.41	.40	Short-Term Bond Fund	.40	.38	.36	.35
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Growth Fund I	.75	.73	.71	.70	SmallCap Growth Fund	.75	.73	.71	.70
LargeCap Growth Fund II	.95	.93	.91	.90	SmallCap Growth Fund II	1.00	.98	.96	.95
LargeCap S&P 500 Index Fund	.15	.15	.15	.15	SmallCap Value Fund	.75	.73	.71	.70
LargeCap Value Fund	.45	.43	.41	.40	Tax-Exempt Bond Fund	.50	.48	.46	.45
MidCap Blend Fund	.65	.63	.61	.60
		Net Assets of Funds							Net Assets of Funds

		First $1		Over $1				First $2		Over $2
		billion		billion				billion		billion

California Municipal Fund		.50%		.45%	Income Fund				.50%	.45%
					Mortgage Securities Fund				.50	.45

		Net Assets of Funds (in millions)						Net Assets of Funds (in millions)

		First	Next	Over				First	Next	Over $1
		$200	$300	$500				$500	$500	billion

Short-Term Income Fund		.50%	.45%	.40%	West Coast Equity Fund			.625%	.50%	.375%

		Net Assets of Funds						Net Assets of Funds (in millions)

	First $1	Next $1	Next $1	Over $3				First		Over
	billion	billion	billion	billion				$250		$250

MidCap Stock Fund	.75%	.70%	.65%	.60%	High Yield Fund			.625%		.50%

Net Assets of Funds (in millions)

		First	Next	Next	Next Next $1 Over $3
		$500	$500	$500	$500	billion billion

Bond & Mortgage Securities Fund		.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88	.86	.85	.83	.80
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
LargeCap Value Fund III		.80	.78	.76	.75	.73	.70
Money Market Fund		.40	.39	.38	.37	.36	.35

			Net Assets of Funds (in millions)

		First	Next	Next $1 Next $1 Over $3
		$500	$500	billion billion		billion

LargeCap Growth Fund		.68%	.65%	.62%	.58%	.55%

		Net Assets of Funds (in millions)

		First	Next	Over
		$250	$250	$500

Equity Income Fund		.60%	.55%	.50%

			All Net Assets

Ultra Short Bond Fund			.38%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class S and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		From November 1, 2008 through April 30, 2009
	Class A	Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%	1.60%	1.75%*	N/A	N/A	June 30, 2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	February 28, 2010
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	February 28, 2010
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90	February 28, 2010
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2010
Income Fund	.90	1.64	1.65	N/A	N/A	February 28, 2010
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2010
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2010
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2010
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	February 28, 2010
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	February 28, 2010
LargeCap Growth Fund II	1.70	N/A	2.45	1.75^	N/A	February 28, 2010
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2010
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2010
LargeCap Value Fund III	1.15	1.90	1.90	N/A	N/A	October 31, 2009
MidCap Blend Fund	N/A	N/A	1.95	N/A	N/A	February 28, 2010
MidCap Growth Fund III	1.75**	2.50	2.50*	N/A	N/A	June 30, 2010
MidCap Value Fund I	1.35	2.10	2.10	1.75*	N/A	October 31, 2009
MidCap Value Fund II	1.35	2.10	2.10	N/A	N/A	October 31, 2009
Money Market Fund	N/A	N/A	1.79	N/A	N/A	February 28, 2010
Mortgage Securities Fund	.88***	1.65	1.63	1.00^^^	N/A	February 28, 2010
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	February 28, 2010
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	February 28, 2010
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2010
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2010
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2010
SmallCap Growth Fund	N/A	2.57	2.21	N/A	N/A	February 28, 2010
SmallCap Growth Fund II	1.45	2.20	2.20	1.60	N/A	October 31, 2009
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	February 28, 2010
Tax-Exempt Bond Fund	.80^^	1.65^^	1.65	N/A	N/A	February 28, 2010
Ultra Short Bond Fund	N/A	N/A	1.50	N/A	N/A	February 28, 2010
* Expires February 28, 2010.
**Expires June 30, 2009.
*** Prior to April 9, 2009 the expense limit was .91%.
^ Expired February 28, 2009.
^^ Prior to March 1, 2009 the expense limit was .76% for Class A and 1.15% for Class B.
^^^ From December 16, 2008 through April 30, 2009.

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

	From November 1, 2008 through February 28, 2009
	Class A	Class B	Class C	Expiration

LargeCap Growth Fund	1.28%	2.26%	2.03%*	February 28, 2009

		From December 16, 2008 through April 30, 2009
	R-1	R-2	R-3	R-4	R-5	Expiration

Mortgage Securities Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2010

In addition, the Manger has voluntarily agreed to limit the Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Effective March 1, 2009, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit

Diversified International Fund	.93%	MidCap Value Fund II	1.05%
International Emerging Markets Fund	1.34	Short-Term Bond Fund	.45
LargeCap S&P 500 Index Fund	.20	SmallCap Blend Fund	.80
MidCap Blend Fund	.70	SmallCap Growth Fund	.80

Distribution Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 shares of the Funds (with the exception of Ultra Short Bond Fund) bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15
Ultra Short Bond Fund	Class A	N/A
Ultra Short Bond Fund	Class C	N/A

From November 1, 2008 through November 30, 2008, the annual rate for Class A shares of the Short-Term Income Fund was .25%.

From November 1, 2008 through December 31, 2008, the annual rate for Class A and Class C shares of Ultra Short Bond Fund was .15% and 1.00%, respectively.

From November 1, 2008 through February 28, 2009, Princor Financial Services Corporation and Principal Fund’s Distributor, Inc. had contractually agreed to limit the distribution fees attributable to Class J shares for SmallCap Blend not to exceed .15%. This contractual limit expired and effective March 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to maintain a level of distribution fees not to exceed .40% for Class J shares of SmallCap Blend Fund.

Effective January 1, 2009, Princor Financial Services Corporation and Principal Funds Distributor, Inc. have voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time. Prior to January 1, 2009, the expense limit of .40% was contractual.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the Money Market Fund’s distribution fees attributable to certain share classes of the Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75%, 0%, and 0% for Class B, Class C, and Class S shares, respectively. The limit may be terminated at any time.

Effective April 1, 2009, Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of the Mortgage Securities Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Income Fund, Mortgage Securities Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the periods ended April 30, 2009, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$48	$14	$—	$12
California Municipal Fund	49	5	2	N/A
Disciplined LargeCap Blend Fund	38	27	—	N/A
Diversified International Fund	139	33	2	16
Equity Income Fund	98	336	8	N/A
Global Diversified Income Fund	2	N/A	—	N/A
Global Real Estate Securities Fund	4	N/A	—	N/A
High Yield Fund	232	71	44	N/A
Income Fund	49	26	5	N/A
Inflation Protection Fund	9	N/A	2	2
International Emerging Markets Fund	74	16	1	12
International Growth Fund	3	N/A	—	1
LargeCap Blend Fund I	52	6	—	2
LargeCap Blend Fund II	37	8	—	7
LargeCap Growth Fund	128	26	3	6
LargeCap Growth Fund I	42	5	—	3
LargeCap Growth Fund II	3	N/A	—	2
LargeCap S&P 500 Index Fund	23	N/A	1	16
LargeCap Value Fund	84	7	—	4
LargeCap Value Fund III	36	7	—	4
MidCap Blend Fund	207	27	1	10
MidCap Growth Fund III	31	5	—	1
MidCap Stock Fund	11	14	—	N/A
MidCap Value Fund I	—	—	—	—
MidCap Value Fund II	11	1	—	2
Money Market Fund	12	281	18	195
Mortgage Securities Fund	56	11	1	1
Preferred Securities Fund	307	N/A	92	1
Real Estate Securities Fund	54	13	1	5
Short-Term Bond Fund	14	N/A	—	2
Short-Term Income Fund	48	N/A	2	N/A
SmallCap Blend Fund	45	6	—	1
SmallCap Growth Fund	12	4	—	1
SmallCap Growth Fund II	18	2	—	2
SmallCap Value Fund	20	3	1	2
Tax-Exempt Bond Fund	32	9	2	N/A
Ultra Short Bond Fund	—	N/A	—	1
West Coast Equity Fund	47	105	1	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

At April 30, 2009, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class B	Class C	Class J	Institutional	R - 1	R - 2	R - 3	R - 4	R - 5

Bond & Mortgage Securities Fund	416	—	—	—	14,518	—	—	—	—	—
Diversified International Fund	—	—	—	—	3,831	—	—	—	—	—
Global Real Estate Securities Fund	150	N/A	150	N/A	200	N/A	N/A	N/A	N/A	N/A
LargeCap Growth Fund	—	—	—	—	10,071	—	—	—	—	—
LargeCap Value Fund	—	—	—	—	7,752	—	—	—	—	—
Money Market Fund	14,530	—	—	—	33,423	—	—	—	—	—
Mortgage Securities	118	—	—	1	—	1	1	1	1	1
Short-Term Bond Fund	804	N/A	—	—	—	—	—	—	—	—
SmallCap Blend Fund	—	—	—	—	2,701	—	—	—	—	—
Ultra Short Bond Fund	—	N/A	—	—	—	1	—	—	1	—
West Coast Equity	—	1	—	N/A	—	N/A	N/A	N/A	N/A	N/A

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund and Preferred Securities Fund, $14,000 and $487,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended April 30, 2009

LargeCap Growth Fund II	$31
MidCap Value Fund I	22
SmallCap Growth Fund II	2

5. Capital Share Transactions

For the period ended April 30, 2009, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars		Shares	Dollars

Bond & Mortgage Securities Fund	140	$1,159	MidCap Blend Fund	337	$2,722
California Municipal Fund	534	4,652	MidCap Growth Fund III	84	435
Disciplined LargeCap Blend Fund	255	2,148	MidCap Stock Fund	89	836
Diversified International Fund	268	1,754	MidCap Value Fund II	2	12
Equity Income Fund	310	3,620	Money Market Fund	4,420	4,420
High Yield Fund	336	2,075	Mortgage Securities Fund	280	2,977
Income Fund	223	1,804	Real Estate Securities Fund	67	562
International Emerging Markets Fund	26	332	SmallCap Blend Fund	100	828
LargeCap Blend Fund I	116	625	SmallCap Growth Fund	39	174
LargeCap Blend Fund II	93	568	SmallCap Growth Fund II	39	172
LargeCap Growth Fund	831	4,147	SmallCap Value Fund	3	29
LargeCap Growth Fund I	127	609	Tax-Exempt Bond Fund	103	661
LargeCap Value Fund	95	621	West Coast Equity Fund	165	3,596
LargeCap Value Fund III	104	732

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

6. Investment Transactions

For the period ended April 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$4,219,128	$4,766,571	LargeCap Value Fund III	$739,514	$695,307
California Municipal Fund	74,648	96,533	MidCap Blend Fund	24,144	28,919
Disciplined LargeCap Blend Fund	1,295,692	1,180,425	MidCap Growth Fund III	376,424	323,632
Diversified International Fund	690,843	614,755	MidCap Stock Fund	44,281	62,958
Equity Income Fund	344,267	509,804	MidCap Value Fund I	311,626	235,790
Global Diversified Income Fund	71,478	20,348	MidCap Value Fund II	299,598	335,826
Global Real Estate Securities Fund	2,086	1,875	Mortgage Securities Fund	44,434	285,678
High Yield Fund	651,246	51,967	Preferred Securities Fund	413,744	83,232
Income Fund	64,907	111,983	Real Estate Securities Fund	560,166	320,273
Inflation Protection Fund	57	134,876	Short-Term Bond Fund	169	41,979
International Emerging Markets Fund	612,391	515,671	Short-Term Income Fund	40,969	84,205
International Growth Fund	863,424	826,238	SmallCap Blend Fund	85,715	91,591
LargeCap Blend Fund I	394,623	303,334	SmallCap Growth Fund	98,184	85,814
LargeCap Blend Fund II	149,820	173,034	SmallCap Growth Fund II	95,190	106,415
LargeCap Growth Fund	1,007,493	864,262	SmallCap Value Fund	129,395	126,226
LargeCap Growth Fund I	389,958	389,120	Tax-Exempt Bond Fund	120,543	121,030
LargeCap Growth Fund II	799,523	769,768	Ultra Short Bond Fund	4,018	38,474
LargeCap S&P 500 Index Fund	67,501	27,281	West Coast Equity Fund	99,800	136,414
LargeCap Value Fund	572,929	460,947

For the period ended April 30, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$435,504	$612,266	Short-Term Bond Fund	$ 2,506	$7,132
Income Fund	26,836	39,569	Short-Term Income Fund	10,962	6
Inflation Protection Fund	235,859	191,898	Ultra Short Bond Fund	4,499	2,012
Mortgage Securities Fund	17,998	22,033

The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2009 and October 31, 2008 were as follows (amounts in thousands):

			Tax-Exempt		Long-Term
	Ordinary Income		Income		Capital Gain		Return of Capital		Section 1250 Gains

	2009	2008	2009	2008*	2009	2008^	2009	2008	2009	2008

Bond & Mortgage Securities Fund	$67,925	$140,512	$ —	$ —	$—	—	$—	$—	$—	$ —
California Municipal Fund	—	—	8,020	16,686	—	—	—	—	—	—
Disciplined LargeCap Blend Fund	38,282	38,008	—	—	—	415,077	—	—	—	—
Diversified International Fund	31,605	96,425	—	—	—	229,056	—	—	—	—
Equity Income Fund	35,428	197,593	—	—	—	259,573	—	—	—	—
Global Diversified Income Fund	1,354	—	—	—	—	—	—	—	—	—
Global Real Estate Securities Fund	159	138	—	—	—	—	—	—	—	—
High Yield Fund	85,371	126,534	—	—	—	38,075	—	—	—	—
Income Fund	29,882	66,976	—	—	—	—	—	—	—	—
Inflation Protection Fund	209	40,806	—	—	—	—	—	7,447	—	—
International Emerging Markets Fund	8,139	177,393	—	—	—	55,661	—	—	—	—
International Growth Fund	31,255	90,391	—	—	—	127,096	—	—	—	—
LargeCap Blend Fund I	13,086	10,840	—	—	—	22,772	—	—	—	—
LargeCap Blend Fund II	9,429	32,048	—	—	—	68,604	—	—	—	—
LargeCap Growth Fund	2,729	20,684	—	—	—	43,699	—	8,589	—	—
LargeCap Growth Fund I	185	18,638	—	—	—	62,120	—	—	—	—
LargeCap Growth Fund II	8,170	51,402	—	—	—	48,590	—	—	—	—
LargeCap S&P 500 Index Fund	16,807	17,641	—	—	—	10,195	—	—	—	—
LargeCap Value Fund	16,197	23,404	—	—	—	57,148	—	—	—	—
LargeCap Value Fund III	46,086	73,936	—	—	—	137,764	—	—	—	—
MidCap Blend Fund	—	12,486	—	—	32,308	73,740	—	—	—	—
MidCap Growth Fund I	—	18,290	—	—	—	17,164	—	—	—	—
MidCap Growth Fund III	—	987	—	—	—	46,620	—	294	—	—
MidCap Stock Fund	4,543	15,917	—	—	306	94,504	—	—	—	—
MidCap Value Fund I	9,946	36,276	—	—	—	75,311	—	—	—	—
MidCap Value Fund II	6,007	45,044	—	—	—	29,722	—	—	—	—
Money Market Fund	11,813	80,699	—	—	—	—	—	—	—	—
Mortgage Securities Fund	26,543	75,056	—	—	—	—	—	355	—	—
Preferred Securities Fund	61,360	84,591	—	—	—	—	—	—	—	—
Real Estate Securities Fund	22,447	50,905	—	—	—	352,110	—	—	—	2,800
Short-Term Bond Fund	4,739	13,283	—	—	—	—	—	—	—	—
Short-Term Income Fund	5,872	18,888	—	—	—	—	—	—	—	—
SmallCap Blend Fund	503	7,829	—	—	—	20,334	—	—	—	—
SmallCap Growth Fund	18	—	—	—	—	24,053	—	—	—	—
SmallCap Growth Fund II	—	6,788	—	—	—	30,683	—	—	—	—
SmallCap Value Fund	2,883	18,232	—	—	—	27,984	—	—	—	—
Tax-Exempt Bond Fund	—	13	6,314	13,511	—	—	—	—	—	—
Ultra Short Bond Fund	2,983	8,762	—	—	—	—	—	—	—	—
West Coast Equity Fund	7,102	10,800	—	—	44,445	123,750	—	—	—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains

Bond & Mortgage Securities Fund*	$ 3,237	$ —	$ —
California Municipal Fund	—	109	—
Disciplined LargeCap Blend Fund	31,114	—	—
Diversified International Fund*	30,134	—	—
Equity Income Fund	6,391	—	—
Global Real Estate Securities Fund	42	—	—
High Yield Fund	4,117	—	—
Income Fund	5	—	—
International Emerging Markets Fund	8,090	—	—
International Growth Fund	30,139	—	—
LargeCap Blend Fund I	10,046	—	—
LargeCap Blend Fund II	7,188	—	—
LargeCap Growth Fund II	6,221	—	—
LargeCap S&P 500 Index Fund	13,357	—	—
LargeCap Value Fund	12,939	—	—
LargeCap Value Fund III	37,209	—	—
MidCap Blend Fund	—	—	32,304
MidCap Stock Fund	2,532	—	—
MidCap Value Fund I	7,386	—	—
MidCap Value Fund II	3,904	—	—
Preferred Securities Fund	2,187	—	—
Real Estate Securities Fund	2,213	—	—
Short-Term Bond Fund	17	—	—
Short-Term Income Fund	19	—	—
SmallCap Blend Fund	333	—	—
SmallCap Value Fund	1,843	—	—
Tax-Exempt Bond Fund	—	67	—
Ultra Short Bond Fund	113	—	—
West Coast Equity Fund	6,101	—	44,693

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2009 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2008, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

				Net Capital Loss Carryforward Expiring In:

										Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Total	Limitations*

Bond & Mortgage Securities Fund	$1,281	$ —	$ —	$ —	$2,386	$6,971	$5,293	$49,435	$65,366	$ —
California Municipal Bond Fund	—	—	—	—	—	—	1,415	10,847	12,262	—
Disciplined LargeCap Blend Fund	—	—	—	—	—	—	—	305,401	305,401	—
Diversified International Fund	398	1,183	586	—	—	—	—	233,619	235,786	516
Equity Income Fund	—	—	—	—	—	—	—	274,618	274,618	—
Global Real Estate Securities Fund	—	—	—	—	—	—	8	1,427	1,435	—
High Yield Fund	—	—	—	—	—	—	—	5,508	5,508	—
Income Fund	—	1,212	892	—	1,047	—	2,036	—	5,187	—
Inflation Protection Fund	—	—	—	—	—	1,338	4,175	8,044	13,557	—
International Emerging Markets Fund	—	—	—	—	—	—	—	172,450	172,450	—
International Growth Fund	—	—	—	—	—	—	—	339,871	339,871	—
LargeCap Blend Fund I	—	—	—	—	—	—	—	99,148	99,148	—
LargeCap Blend Fund II	—	—	—	—	—	—	—	29,297	29,297	—
LargeCap Growth Fund	21,343	2,581	14,931	—	—	—	—	55,518	94,373	138
LargeCap Growth Fund I	5,526	—	115	296	—	—	—	84,598	90,535	2,763
LargeCap Growth Fund II	—	—	—	—	—	—	—	92,371	92,371	62,861
LargeCap S&P 500 Index Fund	—	—	—	—	—	—	—	20,129	20,129	—
LargeCap Value Fund	—	—	—	—	—	—	—	111,812	111,812	—
LargeCap Value Fund III	—	—	—	—	—	—	—	109,903	109,903	—
MidCap Growth Fund I	—	—	—	—	—	—	—	14,106	14,106	—
MidCap Growth Fund III	937	806	—	—	—	—	—	95,184	96,927	269
MidCap Stock Fund	—	—	—	—	—	—	—	58	58	—
MidCap Value I	—	—	—	—	—	—	—	60,089	60,089	—
MidCap Value Fund II	—	—	—	—	—	—	—	72,150	72,150	—
Money Market Fund	—	—	—	—	—	—	—	3,741	3,741	—
Mortgage Securities Fund	—	852	6,859	7,815	5,054	7,754	3,147	2,031	33,512	—
Preferred Securities Fund	—	—	—	3,453	716	675	3,787	130,624	8,631	—
Real Estate Securities Fund	—	—	—	—	—	—	—	177,793	177,793	—
Short-Term Bond Fund	895	—	1,572	2,029	1,226	2,068	1,597	3,535	12,922	—
Short-Term Income Fund	381	1,139	684	241	—	431	240	2,743	5,859	—
SmallCap Blend Fund	—	—	—	—	—	—	—	18,090	18,090	—
SmallCap Growth Fund	—	1,627	—	—	—	—	—	20,368	21,995	542
SmallCap Growth Fund II	112	—	—	—	—	—	—	33,226	33,338	—
SmallCap Value Fund	—	—	—	—	—	—	—	62,911	62,911	—
Tax-Exempt Bond Fund	—	—	—	—	—	—	1,229	3,675	4,904	—
Ultra Short Bond Fund	—	—	—	—	—	—	661	3,170	3,831	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Electric - Integrated (continued)
Dynegy Inc (a)	99 $	-	FPL Group Capital Inc 7.45%	72,800 $	1,937

TOTAL COMMON STOCKS	$ -		Georgia Power Co 5.90%	6,100	153

			PPL Capital Funding Inc	20,700	511
PREFERRED STOCKS (2.25%)
			PPL Energy Supply LLC	25,800	655
Cable/Satellite TV (0.08%)
			Xcel Energy Inc 7.60%	31,300	788

Comcast Corp 6.63%	46,700	966
					5,504

Comcast Corp 7.00%; Series B	35,900	786

		1,752	Fiduciary Banks (0.04%)

			BNY Capital V	45,300	906
Commercial Banks (0.15%)
ASBC Capital I	11,600	209
			Finance - Consumer Loans (0.05%)
Barclays Bank PLC 7.10%	50,500	725	HSBC Finance Corp 6.88%	51,900	1,062
Barclays Bank PLC 7.75%	26,296	404
Barclays Bank PLC 8.13%	2,900	46	Finance - Investment Banker & Broker (0.16%)
BB&T Capital Trust V	35,100	863	Credit Suisse Guernsey Ltd	23,500	470
National Bank of Greece SA	11,522	214	JP Morgan Chase Capital XI	19,800	369
Regions Financing Trust III	2,800	46	JP Morgan Chase Capital XII	6,400	124
VNB Capital Trust I	16,166	380	JP Morgan Chase Capital XIV	22,400	436
Zions Capital Trust B	15,600	240	JP Morgan Chase Capital XXVI	28,600	633

		3,127	Morgan Stanley Capital Trust IV	64,400	1,018

Diversified Banking Institutions (0.04%)			Morgan Stanley Capital Trust V	6,300	94
HSBC Holdings PLC 6.20%	5,300	86	Morgan Stanley Capital Trust VI	5,400	90

JP Morgan Chase & Co	6,400	154			3,234

Royal Bank of Scotland Group PLC 5.75%;			Finance - Other Services (0.03%)
Series L	5,197	39	ABN AMRO Capital Funding Trust VII	45,500	361
Royal Bank of Scotland Group PLC 6.13%;			National Rural Utilities Cooperative Finance
Series R	18,700	150	Corp 6.10%	5,800	116
Royal Bank of Scotland Group PLC 6.25%;			National Rural Utilities Cooperative Finance
Series P	11,000	85	Corp 6.75%	4,800	104

Royal Bank of Scotland Group PLC 6.40%;					581

Series M	15,900	128
Royal Bank of Scotland Group PLC 6.60%;			Financial Guarantee Insurance (0.00%)
Series S	26,900	219	Financial Security Assurance Holdings Ltd
Royal Bank of Scotland Group PLC 6.75%;			6.25%	5,200	47
Series Q	2,077	18

		879	Investment Management & Advisory Services (0.03%)

			Deutsche Bank Contingent Capital Trust II	52,300	704
Diversified Financial Services (0.07%)
Citigroup Capital IX	5,000	55
			Life & Health Insurance (0.10%)
Citigroup Capital VII	28,600	349	Delphi Financial Group Inc 7.38%	9,100	120
Citigroup Capital X	14,100	154	Delphi Financial Group Inc 8.00%	21,800	343
Citigroup Capital XI	13,200	145	Lincoln National Capital VI	2,000	28
Citigroup Capital XIX	9,300	112	Lincoln National Corp 6.75%	13,100	161
Citigroup Capital XV	4,400	48	PLC Capital Trust III	30,900	402
Citigroup Capital XVI	9,900	107	PLC Capital Trust IV	7,400	89
General Electric Capital Corp 6.10%	2,800	61	PLC Capital Trust V	23,400	226
General Electric Capital Corp 6.45%	1,200	27	Protective Life Corp	16,300	190
General Electric Capital Corp 6.63%	7,700	177	Prudential Financial Inc	27,100	520

Harris Preferred Capital Corp	16,700	273			2,079

		1,508

			Money Center Banks (0.08%)
Electric - Integrated (0.26%)			Santander Finance Preferred SA Unipersonal
Alabama Power Co - Series 2007B	58,400	1,460	6.50%	35,600	534

See accompanying notes

91

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Money Center Banks (continued)			Reinsurance (continued)

Santander Finance Preferred SA Unipersonal			PartnerRe Ltd 6.75%	6,900 $	133

6.80%	76,686 $	1,131	RenaissanceRe Holdings Ltd - Series B	2,100	40

UBS Preferred Funding Trust IV	4,900	39	RenaissanceRe Holdings Ltd - Series C	12,700	204

		1,704	RenaissanceRe Holdings Ltd - Series D	24,400	439

Multi-Line Insurance (0.18%)					1,744

Aegon NV 6.375%	48,050	459	REITS - Apartments (0.03%)

Aegon NV 6.50%	23,742	240	BRE Properties Inc - Series C	17,800	311

Allianz SE	54,400	1,015	BRE Properties Inc - Series D	2,600	45

ING Groep NV 6.13%	5,500	58	Equity Residential	3,000	60

ING Groep NV 6.38%	44,400	481	UDR Inc	7,100	117

ING Groep NV 7.05%	23,500	275			533

ING Groep NV 7.20%	11,500	140
			REITS - Diversified (0.09%)
ING Groep NV 7.38%	11,100	133
			Duke Realty Corp 6.60%	57,100	739
ING Groep NV 8.50%	59,200	836

			Duke Realty Corp 6.95%	3,400	45
		3,637

			Duke Realty Corp 8.38%	9,237	148

Multimedia (0.04%)			PS Business Parks Inc - Series H	20,000	340

Viacom Inc	40,000	722	PS Business Parks Inc - Series I	1,400	23

			PS Business Parks Inc - Series M	8,500	149
Property & Casualty Insurance (0.09%)
			PS Business Parks Inc - Series P	15,400	248
Berkley W R Capital Trust	67,000	1,407
			Vornado Realty Trust - Series F	4,800	80

Markel Corp	20,000	450

					1,772

		1,857

			REITS - Office Property (0.02%)
Regional Banks (0.26%)
			HRPT Properties Trust - Series B	25,000	359
BAC Capital Trust IV	4,300	51

BAC Capital Trust V	18,800	228	REITS - Shopping Centers (0.12%)

BAC Capital Trust VIII	78,200	985	Developers Diversified Realty Corp 7.50%	19,900	168

Fleet Capital Trust VIII	600	8	Kimco Realty Corp 7.75%	38,599	701

KeyCorp Capital IX	41,600	512	Regency Centers Corp 7.45%	19,900	382

KeyCorp Capital V	17,300	201	Weingarten Realty Investors 6.50%	84,500	1,251

National City Capital Trust II	7,900	128			2,502

National City Capital Trust III	3,700	58
			REITS - Single Tenant (0.02%)
PNC Capital Trust C	18,800	399
			Realty Income Corp - Series D	20,700	394
PNC Capital Trust D	36,500	656

SunTrust Capital IX	19,400	330
			REITS - Storage (0.01%)

USB Capital VI	11,200	200	Public Storage Inc 6.63%; Series M	8,500	161

USB Capital VII	15,900	296	Public Storage Inc 6.95%; Series H	3,500	69

USB Capital XI	5,600	113			230

USB Capital XII	6,300	120

Wachovia Capital Trust IV	1,500	26	REITS - Warehouse & Industrial (0.05%)
			AMB Property Corp - Series P	62,200	1,008
Wachovia Capital Trust IX	11,700	198
			First Industrial Realty Trust Inc - Series J	2,500	22
Wachovia Corp 7.25%	1,400	21
			First Industrial Realty Trust Inc - Series K	1,400	13

Wells Fargo Capital VII	31,000	537
					1,043

Wells Fargo Capital XI	12,300	223

Wells Fargo Capital XII	8,700	191	Special Purpose Entity (0.12%)

		5,481	Corporate-Backed Trust Certificates 6.00%	9,900	133

			Corporate-Backed Trust Certificates 6.30%	4,700	82
Reinsurance (0.08%)
			Corporate-Backed Trust Certificates 7.63%	2,500	61
Everest Re Capital Trust II	43,400	749
			CORTS Trust for Bellsouth Capital Funding	12,600	290
PartnerRe Ltd 6.50%	10,000	179

See accompanying notes

92

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Apparel Manufacturers (0.01%)
CORTS Trust for First Union Institutional			Rafaella Apparel Group Inc
Capital I	17,800$	342	11.25%, 6/15/2011	$ 1,795 $	251
CORTS Trust for SunAmerica	8,462	77
Deutsche Bank Capital Funding Trust VIII	12,510	167	Appliances (0.19%)
Merrill Lynch Capital Trust I	36,000	408	Whirlpool Corp
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	343	1.82%, 6/15/2009 (d)	1,600	1,592
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	25	8.00%, 5/ 1/2012 (e)	940	956
SATURNS 2003-06 6.00%; Series GS	2,000	34	8.60%, 5/ 1/2014 (e)	1,465	1,501

SATURNS 2003-11 5.63%; Series GS	2,500	40			4,049

SATURNS 2003-13 6.25%; Series CSFB	2,500	44	Asset Backed Securities (3.44%)
SATURNS 2004-04 6.00%; Series GS	1,200	20	Ameriquest Mortgage Securities Inc
SATURNS 2004-06 6.00%; Series GS	22,900	385	0.74%, 3/25/2035 (d)	242	178

		2,451	0.67%, 7/25/2035 (d)	115	108

			Carrington Mortgage Loan Trust
Telephone - Integrated (0.03%)			0.72%, 12/25/2035 (d)	6,172	4,663
AT&T Inc	23,300	595	Chase Funding Mortgage Loan Asset-Backed
			Certificates
Television (0.02%)			0.74%, 7/25/2033 (d)	2,797	2,155
CBS Corp 6.75%	28,100	399	1.19%, 9/25/2033 (d)	664	144
CBS Corp 7.25%	3,000	46	0.90%, 12/25/2033 (d)	50	31

		445	CNH Equipment Trust

			4.12%, 5/15/2012	8,890	8,933
TOTAL PREFERRED STOCKS	$ 46,852

			Countrywide Asset-Backed Certificates
	Principal		1.51%, 1/25/2034 (d)	33	16
	Amount	Value	0.96%, 6/25/2035 (d)	2,800	1,982

	(000's)	(000's)	1.10%, 12/25/2035 (d)	2,600	552

BONDS (63.71%)			0.73%, 2/25/2036 (d)	4,891	4,386
Advertising Agencies (0.03%)			0.60%, 2/25/2037 (d)	7,775	4,487
Interpublic Group of Cos Inc			0.61%, 6/25/2037 (d)	4,032	675
6.25%, 11/15/2014	$ 725	562
			0.57%, 11/25/2037 (d)	5,320	2,807
Aerospace & Defense Equipment (0.04%)			Countrywide Home Equity Loan Trust
			0.68%, 12/15/2035 (d)	1,117	434
GenCorp Inc
9.50%, 8/15/2013	1,410	857	0.65%, 5/15/2036 (d)	3,599	606
			First Franklin Mortgage Loan Asset Backed
Agricultural Chemicals (0.11%)			Certificates
			0.82%, 10/25/2034 (d)	46	45
Potash Corp of Saskatchewan Inc
5.25%, 5/15/2014	2,135	2,188	First-Citizens Home Equity Loan LLC
			0.66%, 9/15/2022 (d)(f)	1,025	580
Airlines (0.14%)			Ford Credit Floorplan Master Owner Trust
American Airlines Pass Through Trust 2001-02			0.90%, 6/15/2011 (c)(d)	2,515	2,387
7.86%, 10/ 1/2011	835	693	GMAC Mortgage Corp Loan Trust
Continental Airlines Inc			0.62%, 8/25/2035 (d)	1,778	487
5.98%, 4/19/2022 (b)	235	186	0.65%, 11/25/2036 (d)	12,208	3,562
Delta Air Lines Inc			Great America Leasing Receivables
7.11%, 9/18/2011 (c)	1,000	852	5.39%, 9/15/2011 (f)	1,295	1,304
6.72%, 1/ 2/2023 (b)	884	584	Indymac Residential Asset Backed Trust
Southwest Airlines Co 2007-1 Pass Through			0.63%, 4/25/2037 (d)	2,000	973
Trust			JP Morgan Mortgage Acquisition Corp
6.15%, 8/ 1/2022	789	697	0.61%, 4/25/2036 (d)	4,850	3,145

		3,012	5.45%, 11/25/2036	6,230	4,721

			0.52%, 12/25/2036 (d)	1,154	986
			0.52%, 3/25/2037 (d)	2,045	1,668

See accompanying notes

93

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
JP Morgan Mortgage Acquisition Corp			Capital Auto Receivables Asset Trust
(continued)			(continued)
0.59%, 3/25/2037 (d)	$ 3,820 $	1,596	4.68%, 10/15/2012 (d)	$ 6,740 $	6,839
0.60%, 5/25/2037 (d)	7,850	2,898	Capital One Auto Finance Trust
Lehman XS Trust			0.49%, 10/15/2012 (d)	2,464	2,222
2.51%, 11/25/2035 (d)	3,003	1,654	Daimler Chrysler Auto Trust
Long Beach Mortgage Loan Trust			4.71%, 9/10/2012	3,130	3,057
0.97%, 6/25/2034 (d)	450	233	Ford Credit Auto Owner Trust
0.94%, 2/25/2035 (d)	3,000	2,370	5.30%, 6/15/2012	3,095	2,676
0.59%, 7/25/2036 (d)	6,660	1,769	5.60%, 10/15/2012	1,315	1,044
0.55%, 10/25/2036 (c)(d)	2,625	630	5.69%, 11/15/2012 (d)	905	704
0.61%, 12/25/2036 (d)	2,175	476	Hyundai Auto Receivables Trust
Marriott Vacation Club Owner Trust			0.85%, 1/17/2012 (d)	1,461	1,451
5.52%, 5/20/2029 (d)(f)	1,369	1,087	Merrill Auto Trust Securitization
Merrill Lynch Mortgage Investors Inc			1.60%, 12/15/2010 (d)	3,066	3,056
0.67%, 7/25/2036 (d)	277	158	Volkswagen Auto Loan Enhanced Trust
MSDWCC Heloc Trust			4.50%, 7/20/2012	2,330	2,363
0.63%, 7/25/2017 (d)	606	251	WFS Financial Owner Trust
Ownit Mortgage Loan Asset Backed Certificates			4.50%, 5/17/2013	1,960	1,945

0.74%, 8/25/2036 (d)	420	379			30,018

Popular ABS Mortgage Pass-Through Trust			Beverages - Non-Alcoholic (0.19%)
0.71%, 5/25/2035 (d)	1,503	730	Panamerican Beverages Inc
0.70%, 11/25/2035 (d)	391	385	7.25%, 7/ 1/2009	4,000	4,032
Residential Asset Mortgage Products Inc
0.71%, 7/25/2035 (d)	879	720	Beverages - Wine & Spirits (0.09%)
SACO I Inc			Constellation Brands Inc
0.58%, 9/25/2036 (d)	1,187	124	8.38%, 12/15/2014	1,200	1,212
Saxon Asset Securities Trust			7.25%, 5/15/2017	665	642

0.96%, 3/25/2035 (d)	2,500	1,791			1,854

Swift Master Auto Receivables Trust
0.55%, 6/15/2012 (d)	3,300	2,393	Brewery (0.63%)

		71,659	Anheuser-Busch InBev Worldwide Inc

			7.75%, 1/15/2019 (f)	12,435	13,019
Auto - Car & Light Trucks (0.01%)
General Motors Corp			Broadcasting Services & Programming (0.08%)
7.13%, 7/15/2013	845	80	Clear Channel Communications Inc
8.38%, 7/15/2033	1,035	88	4.25%, 5/15/2009	1,375	1,244

		168	Grupo Televisa SA

			6.63%, 3/18/2025	450	384

Auto/Truck Parts & Equipment - Original (0.04%)
					1,628

Stanadyne Corp
10.00%, 8/15/2014	700	560	Building - Residential & Commercial (0.08%)
Tenneco Inc			DR Horton Inc
8.13%, 11/15/2015	500	200	6.00%, 4/15/2011	250	241

		760	M/I Homes Inc

			6.88%, 4/ 1/2012	2,000	1,360

Automobile Sequential (1.44%)
					1,601

AmeriCredit Automobile Receivables Trust
0.51%, 4/ 6/2012 (d)	1,287	1,254	Building & Construction - Miscellaneous (0.03%)
Capital Auto Receivables Asset Trust			Dycom Investments Inc
3.92%, 11/16/2009	117	117	8.13%, 10/15/2015	830	705
1.23%, 1/15/2010 (d)(f)	360	360
0.83%, 6/15/2010 (d)	359	357
5.52%, 3/15/2011 (d)	3,445	2,573

See accompanying notes

94

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building & Construction Products -			Casino Hotels (continued)
Miscellaneous (0.02%)			Harrah's Operating Co Inc (continued)
Ply Gem Industries Inc			10.00%, 12/15/2018 (f)	$ 235 $	138
11.75%, 6/15/2013	$ 575 $	334
			10.00%, 12/15/2018 (f)	1,096	515
			MGM Mirage
Building Products - Cement & Aggregate (0.27%)
			8.50%, 9/15/2010	985	712
CRH America Inc
			13.00%, 11/15/2013 (f)	1,470	1,360
5.30%, 10/15/2013	900	757
			Turning Stone Resort Casino Enterprise
6.40%, 10/15/2033	545	322
			9.13%, 12/15/2010 (f)	400	336
Martin Marietta Materials Inc
			Wynn Las Vegas LLC / Wynn Las Vegas
1.19%, 4/30/2010 (d)	4,520	4,320
			Capital Corp
US Concrete Inc			6.63%, 12/ 1/2014	1,607	1,334

8.38%, 4/ 1/2014	500	238

					4,564

		5,637

			Casino Services (0.03%)
Building Products - Wood (0.06%)			Choctaw Resort Development Enterprise
Masco Corp			7.25%, 11/15/2019 (f)	858	356
1.63%, 3/12/2010 (d)	1,335	1,273
			Snoqualmie Entertainment Authority
			9.13%, 2/ 1/2015 (f)	725	254

Cable/Satellite TV (1.72%)
					610

British Sky Broadcasting Group PLC
9.50%, 11/15/2018 (f)	6,230	6,944	Cellular Telecommunications (0.69%)
Charter Communications Operating LLC /			Centennial Communications Corp
Charter Communications Operating Capital			6.96%, 1/ 1/2013 (d)	780	782
8.00%, 4/30/2012 (f)	545	512	Cricket Communications Inc
8.38%, 4/30/2014 (f)	2,095	1,906	9.38%, 11/ 1/2014	1,785	1,767
10.88%, 9/15/2014 (f)	955	950	iPCS Inc
COX Communications Inc			3.30%, 5/ 1/2013 (d)	560	454
6.75%, 3/15/2011	305	311	MetroPCS Wireless Inc
5.50%, 10/ 1/2015	1,815	1,662	9.25%, 11/ 1/2014	960	961
8.38%, 3/ 1/2039 (f)	3,090	2,999	9.25%, 11/ 1/2014 (f)	415	414
CSC Holdings Inc/United States			Nextel Communications Inc
8.50%, 4/15/2014 (f)	295	301	7.38%, 8/ 1/2015	3,970	2,834
7.88%, 2/15/2018	675	655	Rogers Wireless Inc
8.63%, 2/15/2019 (f)	575	579	6.38%, 3/ 1/2014	1,625	1,713
DirecTV Holdings LLC/DirecTV Financing Co			Vodafone Group PLC
8.38%, 3/15/2013	5,290	5,369	1.66%, 6/15/2011 (d)	1,930	1,843
7.63%, 5/15/2016	895	886	1.54%, 2/27/2012 (d)	4,000	3,677

DISH DBS Corp					14,445

6.63%, 10/ 1/2014	560	521	Chemicals - Diversified (0.15%)
7.75%, 5/31/2015	2,270	2,156	Huntsman LLC
Kabel Deutschland GmbH			11.63%, 10/15/2010	1,000	1,020
10.63%, 7/ 1/2014	2,085	2,127	11.50%, 7/15/2012	1,515	1,394
Rainbow National Services LLC			Phibro Animal Health Corp
10.38%, 9/ 1/2014 (f)	2,190	2,278	10.00%, 8/ 1/2013 (f)	500	420
Time Warner Cable Inc			Reichhold Industries Inc
5.85%, 5/ 1/2017	4,035	3,880	9.00%, 8/15/2014 (f)	1,100	198

8.25%, 4/ 1/2019	600	663			3,032

Unitymedia GmbH
10.38%, 2/15/2015 (c)(f)	1,200	1,182	Chemicals - Specialty (0.06%)

		35,881	Nalco Co

			7.75%, 11/15/2011	551	557
Casino Hotels (0.22%)			NewMarket Corp
Harrah's Operating Co Inc			7.13%, 12/15/2016	750	630

10.00%, 12/15/2018 (f)	359	169			1,187

See accompanying notes

95

Schedule of Investments

Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Coatings & Paint (0.04%)			Computers - Memory Devices (0.08%)

Valspar Corp			Seagate Technology HDD Holdings
5.63%, 5/ 1/2012	$ 990 $	915	6.80%, 10/ 1/2016	$ 1,370 $	986

			Seagate Technology International
Commercial Banks (1.33%)			10.00%, 5/ 1/2014 (f)	690	680

ANZ National International Ltd					1,666

3.25%, 4/ 2/2012 (f)	460	456
			Consumer Products - Miscellaneous (0.08%)
Barclays Bank PLC
7.70%, 4/25/2018 (d)(f)	765	482	Blyth Inc
			5.50%, 11/ 1/2013	1,150	851
BB&T Corp
6.85%, 4/30/2019 (e)	2,000	1,948	Yankee Acquisition Corp/MA
			8.50%, 2/15/2015	1,070	754

BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(f)	1,595	319			1,605

Commonwealth Bank of Australia			Containers - Metal & Glass (0.01%)

6.02%, 3/15/2036 (f)	1,920	989	Impress Holdings BV
Credit Agricole SA/London			4.26%, 9/15/2013 (d)(f)	250	205
6.64%, 5/31/2049 (d)(f)	2,140	1,026

Credit Suisse/New York NY			Containers - Paper & Plastic (0.03%)

5.50%, 5/ 1/2014 (e)	4,500	4,511	Intertape Polymer US Inc
6.00%, 2/15/2018	1,000	892	8.50%, 8/ 1/2014	350	142

KeyBank NA			Plastipak Holdings Inc
1.33%, 11/ 3/2009 (d)	2,000	1,973	8.50%, 12/15/2015 (f)	750	536

4.95%, 9/15/2015	190	148			678

M&I Marshall & Ilsley Bank
			Credit Card Asset Backed Securities (1.06%)
1.54%, 12/ 4/2012 (d)	5,500	3,935
			BA Credit Card Trust
National Australia Bank Ltd			1.05%, 3/15/2012 (d)	6,000	5,746
5.35%, 6/12/2013 (f)	2,250	2,214
			1.15%, 12/15/2014 (d)	3,000	2,811
Nordea Bank Sweden AB
			Bank One Issuance Trust
8.95%, 11/29/2049 (f)	3,160	1,896
			0.77%, 3/15/2012 (d)	3,550	3,478
UBS AG/Stamford Branch
			Cabela's Master Credit Card Trust
5.88%, 7/15/2016	175	132
			4.31%, 12/16/2013 (f)	3,600	3,404
US Bank NA/Cincinnati OH
			Citibank Credit Card Issuance Trust
6.38%, 8/ 1/2011	275	288
			0.67%, 5/20/2011 (d)	2,300	2,288
VTB Capital SA
			Discover Card Master Trust
6.88%, 5/29/2018 (f)	665	534
			5.65%, 3/16/2020	2,525	2,218
Wachovia Bank NA
			GE Capital Credit Card Master Note Trust
7.80%, 8/18/2010	385	394
			0.63%, 3/15/2015 (d)	3,160	2,088

5.60%, 3/15/2016	2,700	2,348
					22,033

6.60%, 1/15/2038	2,500	1,967

Woori Bank			Cruise Lines (0.05%)
6.21%, 5/ 2/2037 (d)(f)	2,265	1,182	Royal Caribbean Cruises Ltd

		27,634	6.88%, 12/ 1/2013	1,400	1,043

Commercial Services (0.06%)			Data Processing & Management (0.03%)

Iron Mountain Inc			First Data Corp
8.00%, 6/15/2020	1,320	1,274	9.88%, 9/24/2015	825	570

Computer Services (0.07%)			Diversified Banking Institutions (3.95%)

Sungard Data Systems Inc			Bank of America Corp
10.25%, 8/15/2015	1,790	1,557	2.38%, 6/22/2012	4,650	4,714

			5.38%, 9/11/2012	2,000	1,862
Computers - Integrated Systems (0.03%)
			5.42%, 3/15/2017	4,595	3,237
NCR Corp
			5.65%, 5/ 1/2018	5,770	4,697
7.13%, 6/15/2009	600	602

See accompanying notes

96

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Diversified Financial Services (continued)
Citigroup Inc			TNK-BP Finance SA (continued)
2.13%, 4/30/2012	$ 5,500 $	5,526	6.63%, 3/20/2017 (f)	$ 1,540 $	1,032

5.30%, 10/17/2012	2,500	2,208			10,720

5.88%, 2/22/2033	500	291
			Diversified Manufacturing Operations (1.10%)
6.13%, 8/25/2036	2,975	1,760	Illinois Tool Works Inc
GMAC LLC			5.15%, 4/ 1/2014 (f)	2,800	2,777
7.75%, 1/19/2010 (f)	990	911	6.25%, 4/ 1/2019 (f)	4,470	4,367
6.88%, 9/15/2011 (f)	886	771	Ingersoll-Rand Global Holding Co Ltd
6.00%, 12/15/2011 (f)	1,149	942	9.50%, 4/15/2014	4,415	4,618
6.63%, 5/15/2012 (f)	588	470	ITT Corp
Goldman Sachs Group Inc/The			4.90%, 5/ 1/2014	4,275	4,333
6.65%, 5/15/2009	75	75	6.13%, 5/ 1/2019	2,200	2,259
1.45%, 8/ 5/2011 (d)	3,500	3,270	Tyco Electronics Group SA
1.42%, 2/ 6/2012 (d)	2,000	1,822	6.55%, 10/ 1/2017	3,500	2,694
6.00%, 5/ 1/2014 (e)	8,460	8,427	Tyco International Finance SA
5.63%, 1/15/2017	4,000	3,427	8.50%, 1/15/2019	1,735	1,857

7.50%, 2/15/2019	2,720	2,791			22,905

6.45%, 5/ 1/2036	880	644	Diversified Minerals (0.34%)
6.75%, 10/ 1/2037	3,457	2,635	Anglo American Capital PLC
HSBC Holdings PLC			9.38%, 4/ 8/2014 (f)	1,600	1,660
5.25%, 12/12/2012	300	309	Rio Tinto Finance USA Ltd
JP Morgan Chase & Co			9.00%, 5/ 1/2019	5,030	5,172
5.25%, 5/ 1/2015	3,840	3,547	Teck Cominco Ltd
6.13%, 6/27/2017	7,000	6,533	7.00%, 9/15/2012	360	323

6.30%, 4/23/2019	4,000	3,936			7,155

6.40%, 5/15/2038	750	731
			Diversified Operations (0.09%)
Morgan Stanley			Susser Holdings LLC / Susser Finance Corp
1.41%, 1/15/2010 (d)	3,925	3,814	10.63%, 12/15/2013	1,900	1,919
5.45%, 1/ 9/2017	7,200	6,436
5.55%, 4/27/2017	3,200	2,803	Diversified Operations & Commercial Services (0.03%)
6.63%, 4/ 1/2018	1,660	1,580	Aramark Corp
Natixis			8.50%, 2/ 1/2015	580	554
10.00%, 4/30/2018 (d)(f)	1,265	519
Royal Bank of Scotland Group PLC			Electric - Generation (0.66%)
5.00%, 10/ 1/2014	220	143	AES Corp/The
5.05%, 1/ 8/2015	1,020	663	9.75%, 4/15/2016 (f)	2,315	2,292
4.70%, 7/ 3/2018	218	116	CE Casecnan Water & Energy
			11.95%, 11/15/2010	424	420
Societe Generale
5.92%, 4/29/2049 (d)(f)	1,225	628	CE Generation LLC

			7.42%, 12/15/2018	914	836
		82,238

			Edison Mission Energy
Diversified Financial Services (0.51%)			7.20%, 5/15/2019	2,555	1,859
Capmark Financial Group Inc			Elwood Energy LLC
3.39%, 5/10/2010 (d)	3,450	1,294	8.16%, 7/ 5/2026	2,129	1,676
General Electric Capital Corp			Indiantown Cogeneration LP
4.63%, 9/15/2009	285	287	9.26%, 12/15/2010	3,112	3,041
1.16%, 4/28/2011 (d)	1,000	911	Korea East-West Power Co Ltd
1.30%, 11/ 1/2012 (d)	3,500	2,972	4.88%, 4/21/2011 (f)	280	279
6.15%, 8/ 7/2037	2,625	1,868	Midwest Generation LLC
6.88%, 1/10/2039	2,000	1,567	8.56%, 1/ 2/2016	292	278
TNK-BP Finance SA
7.50%, 3/13/2013 (f)	950	789

See accompanying notes

97

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (continued)			Electric - Integrated (continued)
Reliant Energy Mid-Atlantic Power Holdings			PPL Energy Supply LLC
LLC			6.40%, 11/ 1/2011	$ 50 $	51
9.24%, 7/ 2/2017	$ 2,851 $	2,695	South Carolina Electric & Gas Co
Tenaska Oklahoma			6.05%, 1/15/2038	950	943
6.53%, 12/30/2014 (f)	335	341	Southern California Edison Co

		13,717	4.15%, 9/15/2014	3,675	3,747

Electric - Integrated (2.17%)			Texas Competitive Electric Holdings Co LLC
			10.25%, 11/ 1/2015	4,410	2,503
Alabama Power Co
1.44%, 8/25/2009 (d)	1,000	1,002	Virginia Electric & Power Co
			6.00%, 5/15/2037	800	789
6.00%, 3/ 1/2039	1,800	1,787
			Westar Energy Inc
Baltimore Gas & Electric Co
			8.63%, 12/ 1/2018	790	866

5.90%, 10/ 1/2016	1,230	1,168
					45,207

Carolina Power & Light Co
5.30%, 1/15/2019	1,290	1,337	Electronic Components - Miscellaneous (0.06%)
Commonwealth Edison Co			Communications & Power Industries Inc
4.70%, 4/15/2015	2,740	2,548	8.00%, 2/ 1/2012	500	459
5.80%, 3/15/2018	950	904	NXP BV/NXP Funding LLC
Dominion Resources Inc/VA			3.88%, 10/15/2013 (d)	1,715	489
5.60%, 11/15/2016	720	706	9.50%, 10/15/2015	1,760	299

Duke Energy Carolinas LLC					1,247

6.10%, 6/ 1/2037	180	181
			Electronic Components - Semiconductors (0.07%)
E.ON International Finance BV
6.65%, 4/30/2038 (f)	1,250	1,188	National Semiconductor Corp
			1.57%, 6/15/2010 (d)	1,725	1,526
EDF SA
6.50%, 1/26/2019 (f)	1,495	1,609
			Electronics - Military (0.05%)
Entergy Texas Inc
			L-3 Communications Corp
7.13%, 2/ 1/2019	1,750	1,738
			7.63%, 6/15/2012	1,000	1,010
Florida Power & Light Co
5.96%, 4/ 1/2039	880	887
			Fiduciary Banks (0.01%)
Florida Power Corp
			Bank of New York Mellon Corp/The
5.65%, 6/15/2018	1,250	1,330
			4.95%, 3/15/2015	210	203
FPL Group Capital Inc
6.00%, 3/ 1/2019	2,160	2,212	Finance - Auto Loans (0.23%)
Integrys Energy Group Inc			Ford Motor Credit Co LLC
7.00%, 11/ 1/2009	1,540	1,556	7.38%, 10/28/2009	700	672
Jersey Central Power & Light Co			2.70%, 1/15/2010 (d)	4,500	4,028

7.35%, 2/ 1/2019	2,825	2,919
					4,700

6.15%, 6/ 1/2037	2,000	1,635
Midamerican Energy Holdings Co			Finance - Commercial (0.99%)
6.13%, 4/ 1/2036	2,035	1,765	Caterpillar Financial Services Corp
Mirant Americas Generation LLC			7.15%, 2/15/2019	11,810	11,593
8.30%, 5/ 1/2011	1,360	1,360	CIT Group Inc
Nevada Power Co			1.32%, 4/27/2011 (d)	6,200	3,856
7.13%, 3/15/2019	750	761	1.48%, 2/13/2012 (d)	1,850	1,017
Ohio Power Co			Textron Financial Corp
1.35%, 4/ 5/2010 (d)	2,870	2,828	1.38%, 2/25/2011 (d)	5,325	3,479
Oncor Electric Delivery Co			6.00%, 2/15/2067 (d)(f)	2,233	603

6.38%, 5/ 1/2012	1,500	1,526			20,548

5.95%, 9/ 1/2013 (f)	1,145	1,152
			Finance - Consumer Loans (0.66%)
Pacific Gas & Electric Co
			HSBC Finance Capital Trust IX
6.25%, 3/ 1/2039	900	924
			5.91%, 11/30/2035	650	295
Pacificorp
6.00%, 1/15/2039	1,285	1,285
See accompanying notes

98

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (continued)			Finance - Mortgage Loan/Banker (continued)
HSBC Finance Corp			SLM Student Loan Trust
1.52%, 11/16/2009 (d)	$ 3,275 $	3,186	1.64%, 10/25/2017 (d)	$ 3,000 $	2,904

4.13%, 11/16/2009	1,750	1,737			4,165

5.50%, 1/19/2016	1,000	840
			Finance - Other Services (0.07%)
SLM Corp			Icahn Enterprises LP / Icahn Enterprises
1.25%, 7/26/2010 (d)	3,500	2,969	Finance Corp
4.50%, 7/26/2010	2,865	2,499	8.13%, 6/ 1/2012	1,000	890
5.13%, 8/27/2012	1,770	1,222	7.13%, 2/15/2013	575	483
8.45%, 6/15/2018	1,750	1,066	Lukoil International Finance BV

		13,814	6.36%, 6/ 7/2017 (f)	200	158

					1,531

Finance - Credit Card (0.39%)
American Express Co			Food - Miscellaneous/Diversified (0.17%)
7.00%, 3/19/2018	2,500	2,371	Corn Products International Inc
6.80%, 9/ 1/2066 (d)	1,500	885	8.45%, 8/15/2009	470	476
Capital One Bank USA NA			General Mills Inc
5.00%, 6/15/2009	2,165	2,162	1.23%, 1/22/2010 (d)	3,125	3,115

6.50%, 6/13/2013	2,800	2,599			3,591

		8,017	Food - Retail (0.09%)

Finance - Investment Banker & Broker (1.08%)			Ingles Markets Inc
Bear Stearns Cos LLC/The			8.88%, 12/ 1/2011	1,855	1,864
5.30%, 10/30/2015	3,290	3,048
Credit Suisse USA Inc			Gas - Distribution (0.03%)
1.37%, 1/15/2010 (d)	1,500	1,473	Sempra Energy
Jefferies Group Inc			4.75%, 5/15/2009	675	675
6.45%, 6/ 8/2027	4,520	2,381
			Gold Mining (0.10%)
6.25%, 1/15/2036	3,880	1,984
			Barrick Gold Corp
JP Morgan Chase Capital XXII
			6.95%, 4/ 1/2019	1,875	1,983
6.45%, 2/ 2/2037	750	534
Lazard Group LLC
			Home Equity - Other (1.51%)
6.85%, 6/15/2017	1,250	1,004
			Asset Backed Funding Certificates
Merrill Lynch & Co Inc			0.68%, 7/25/2035 (d)	178	171
1.45%, 2/ 5/2010 (d)	1,500	1,438
			Asset Backed Securities Corp Home Equity
1.37%, 11/ 1/2011 (d)	4,650	3,957	0.54%, 7/25/2036 (d)	2,177	1,895
1.50%, 6/ 5/2012 (d)	2,300	1,876	Bear Stearns Asset Backed Securities Trust
6.05%, 8/15/2012	1,995	1,835	1.04%, 3/25/2034 (d)	1,098	553
6.15%, 4/25/2013	1,280	1,177	0.71%, 9/25/2035 (d)	196	194
7.75%, 5/14/2038	1,965	1,342	0.60%, 8/25/2036 (d)	7,145	3,020
UBS Preferred Funding Trust V			0.63%, 5/25/2037 (d)	3,200	1,751
6.24%, 5/29/2049	1,200	492	CDC Mortgage Capital Trust

		22,541	1.29%, 6/25/2034 (d)	590	343

Finance - Leasing Company (0.09%)			Countrywide Asset-Backed Certificates
International Lease Finance Corp			6.09%, 6/25/2021 (d)	3,931	883
1.53%, 1/15/2010 (d)	2,000	1,813	First NLC Trust
			0.77%, 5/25/2035 (d)	523	219
Finance - Mortgage Loan/Banker (0.20%)			0.74%, 9/25/2035 (d)	2,447	2,163
Countrywide Financial Corp			GMAC Mortgage Corp Loan Trust
5.80%, 6/ 7/2012	1,000	917	5.75%, 10/25/2036	4,850	2,803
Fannie Mae			5.81%, 10/25/2036	1,825	547
7.25%, 1/15/2010	250	262	6.05%, 12/25/2037 (d)	3,820	1,227
6.00%, 5/15/2011	75	82	GSAA Trust
			0.58%, 4/25/2047 (c)(d)	8,765	1,307

See accompanying notes

99

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Investment Management & Advisory Services (0.00%)
HSI Asset Securitization Corp Trust			Ameriprise Financial Inc
0.58%, 1/25/2037 (d)	$ 6,548 $	2,116	5.35%, 11/15/2010	$ 55 $	54
Indymac Residential Asset Backed Trust
0.68%, 8/25/2035 (d)	296	281	Life & Health Insurance (0.87%)
JP Morgan Mortgage Acquisition Corp			Hartford Life Global Funding Trusts
0.70%, 7/25/2035 (d)	244	242	1.49%, 9/15/2009 (d)	3,475	3,316
0.59%, 8/25/2036 (d)	1,850	998	Lincoln National Corp
Morgan Stanley ABS Capital I			5.65%, 8/27/2012	865	566
1.31%, 12/25/2034 (d)	531	341	New York Life Global Funding
New Century Home Equity Loan Trust			4.65%, 5/ 9/2013 (f)	890	881
0.73%, 3/25/2035 (c)(d)	85	36	Pacific Life Global Funding
Option One Mortgage Loan Trust			1.46%, 6/22/2011 (d)(f)	2,500	2,177
1.49%, 5/25/2034 (d)	1,091	638	Prudential Financial Inc
1.44%, 2/25/2035 (c)(d)	179	25	5.10%, 12/14/2011	4,600	4,021
0.89%, 3/25/2037 (c)(d)	4,325	101	5.80%, 6/15/2012	2,550	2,333
Residential Asset Securities Corp			4.75%, 6/13/2015	1,000	754
0.71%, 7/25/2035 (d)	534	502	StanCorp Financial Group Inc
0.59%, 9/25/2036 (d)	7,900	3,522	6.88%, 10/ 1/2012	1,065	936
Saxon Asset Securities Trust			Stingray Pass-Through Trust
2.13%, 3/25/2035 (d)	673	177	5.90%, 1/12/2015 (b)(f)	3,000	300
Soundview Home Equity Loan Trust			Sun Life Financial Global Funding LP
0.53%, 7/25/2036 (d)	828	804	1.42%, 7/ 6/2010 (d)(f)	1,750	1,676
Specialty Underwriting & Residential Finance			Unum Group
1.20%, 2/25/2035 (d)	650	255	5.86%, 5/15/2009	1,050	1,048

0.67%, 3/25/2036 (d)	152	145			18,008

WAMU Asset-Backed Certificates			Machinery - Material Handling (0.05%)
0.61%, 5/25/2037 (d)	4,000	2,363	Columbus McKinnon Corp/NY
0.61%, 7/25/2047 (d)	6,850	1,634	8.88%, 11/ 1/2013	1,100	1,089
Wells Fargo Home Equity Trust
0.94%, 4/25/2034 (d)	407	199	Medical - Drugs (0.85%)

		31,455	Axcan Intermediate Holdings Inc

			9.25%, 3/ 1/2015	2,000	2,010
Home Equity - Sequential (0.14%)
			Elan Finance PLC/Elan Finance Corp
BNC Mortgage Loan Trust			5.23%, 11/15/2011 (d)	600	516
0.61%, 7/25/2037 (d)	4,405	756
			7.75%, 11/15/2011	195	174
Countrywide Asset-Backed Certificates
			5.39%, 12/ 1/2013 (d)	2,810	2,122
5.39%, 4/25/2036	3,344	864
5.51%, 8/25/2036	2,947	1,075	Schering-Plough Corp
			5.55%, 12/ 1/2013 (d)	7,010	7,432
Residential Asset Securities Corp
4.70%, 10/25/2031	139	136	Wyeth

			5.50%, 3/15/2013 (d)	5,135	5,406

		2,831

					17,660

Independent Power Producer (0.15%)
			Medical - HMO (0.43%)
NRG Energy Inc
			Aetna Inc
7.25%, 2/ 1/2014	3,290	3,175
			6.75%, 12/15/2037	3,195	2,784

Investment Companies (0.15%)			Centene Corp
			7.25%, 4/ 1/2014	690	632
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (f)	1,220	914	Health Net Inc
			6.38%, 6/ 1/2017	2,270	1,589
Xstrata Finance Dubai Ltd
1.58%, 11/13/2009 (d)(f)	2,150	2,110	Humana Inc

			7.20%, 6/15/2018	2,975	2,504
		3,024

			8.15%, 6/15/2038	2,115	1,513

					9,022

See accompanying notes

100

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Hospitals (0.14%)			Metal - Diversified (continued)
Community Health Systems Inc			Xstrata Canada Corp
8.88%, 7/15/2015	$ 1,210 $	1,204	7.25%, 7/15/2012	$ 630 $	575

HCA Inc					1,834

7.88%, 2/ 1/2011	150	147
			Miscellaneous Manufacturers (0.02%)
9.25%, 11/15/2016	500	495
			Trimas Corp
9.88%, 2/15/2017 (f)	200	200	9.88%, 6/15/2012	700	410
HCA Inc/DE
8.50%, 4/15/2019 (f)	810	815	Money Center Banks (0.26%)

		2,861	Comerica Bank

Medical - Outpatient & Home Medical Care (0.16%)			5.75%, 11/21/2016	2,250	1,666
Select Medical Corp			Rabobank Capital Funding Trust
7.63%, 2/ 1/2015	4,405	3,348	5.25%, 12/29/2049 (d)(f)	2,580	1,419
			Unicredit Luxembourg Finance SA
Medical - Wholesale Drug Distribution (0.28%)			6.00%, 10/31/2017 (f)	3,600	2,370

AmerisourceBergen Corp					5,455

5.63%, 9/15/2012	2,175	2,157
			Mortgage Backed Securities (17.05%)
Cardinal Health Inc			ACT Depositor Corp
1.46%, 10/ 2/2009 (d)	3,800	3,743	0.75%, 9/22/2041 (b)(d)(f)	5,880	529

		5,900	Adjustable Rate Mortgage Trust

Medical Instruments (0.12%)			1.01%, 2/25/2035 (d)	335	164
Boston Scientific Corp			0.72%, 6/25/2035 (d)	1,292	760
4.25%, 1/12/2011	785	758	5.06%, 11/25/2035 (d)	1,600	1,373
6.40%, 6/15/2016	1,841	1,760	0.71%, 8/25/2036 (c)(d)	5,521	951

		2,518	Banc of America Commercial Mortgage Inc

			0.37%, 7/10/2042	237,440	1,745
Medical Laboratory & Testing Service (0.76%)
			0.79%, 7/10/2043 (d)(f)	157,637	1,142
Quest Diagnostics Inc
6.40%, 7/ 1/2017	595	576	4.97%, 7/10/2043	1,890	478
Roche Holdings Inc			5.33%, 9/10/2045	4,775	4,465
5.00%, 3/ 1/2014 (f)	635	665	5.31%, 10/10/2045 (d)	1,995	1,788
6.00%, 3/ 1/2019 (f)	13,930	14,484	5.68%, 7/10/2046 (d)	3,750	1,775

		15,725	5.45%, 1/15/2049	6,375	4,912

			5.67%, 1/15/2049 (d)(f)	1,335	74
Medical Products (0.21%)
			5.63%, 4/10/2049	4,535	3,881
Angiotech Pharmaceuticals Inc
5.01%, 12/ 1/2013 (d)	3,070	2,149	5.87%, 4/10/2049 (d)	9,250	7,255
Biomet Inc			5.84%, 6/10/2049 (d)	5,850	4,414
10.00%, 10/15/2017	245	255	5.84%, 6/10/2049 (d)	800	328
Hospira Inc			5.49%, 2/10/2051	4,060	2,925
1.71%, 3/30/2010 (d)	2,000	1,877	5.94%, 2/10/2051 (d)	8,000	6,233

		4,281	Banc of America Funding Corp

			0.53%, 7/20/2036 (d)	797	685
Metal - Copper (0.09%)
			0.73%, 7/20/2036 (d)	6,749	1,109
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	1,280	1,261	0.62%, 4/25/2037 (d)	3,200	462
8.38%, 4/ 1/2017	660	647	Banc of America Mortgage Securities Inc

			4.11%, 6/25/2034 (d)	904	889
		1,908

			Bear Stearns Adjustable Rate Mortgage Trust
Metal - Diversified (0.09%)			4.84%, 8/25/2035 (d)	1,498	789
Falconbridge Ltd			Bear Stearns Alt-A Trust
7.35%, 6/ 5/2012	500	441	0.72%, 7/25/2035 (d)	369	67
5.38%, 6/ 1/2015	640	484	0.60%, 11/25/2036 (d)	940	336
Vedanta Resources PLC			0.61%, 4/25/2037 (d)	756	198
6.63%, 2/22/2010 (f)	340	334

See accompanying notes

101

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Asset Backed Securities Trust			Credit Suisse Mortgage Capital Certificates
0.67%, 4/25/2036 (d)	$ 2,703 $	947	(continued)
Bear Stearns Commercial Mortgage Securities			6.42%, 2/15/2041 (d)(f)	$ 2,800 $	1,177
0.51%, 5/11/2039 (d)(f)	5,702	55	CS First Boston Mortgage Securities Corp
Bear Stearns Mortgage Funding Trust			0.42%, 3/15/2036 (d)(f)	7,662	76
0.65%, 7/25/2036 (d)	8,062	3,229	0.42%, 5/15/2036 (d)(f)	10,583	61
Bella Vista Mortgage Trust			0.83%, 7/15/2036 (d)(f)	9,619	124
0.74%, 1/22/2045 (d)	1,330	567	0.41%, 11/15/2037 (d)(f)	22,106	286
0.70%, 5/20/2045 (c)(d)	770	298	8.09%, 9/15/2041 (d)	470	468
Chase Mortgage Finance Corp			CW Capital Cobalt Ltd
5.43%, 3/25/2037 (d)	9,041	5,261	6.02%, 7/15/2017 (d)	2,570	1,144
Citigroup Commercial Mortgage Trust			Fannie Mae
0.51%, 10/15/2049 (d)	66,874	1,179	0.37%, 10/25/2011 (b)(d)	93,120	1,301
5.89%, 12/10/2049 (d)	5,000	3,874	0.74%, 2/25/2018 (d)	644	645
Citigroup/Deutsche Bank Commercial			0.69%, 11/25/2022 (d)	877	869
Mortgage Trust			0.64%, 1/25/2023 (d)	1,113	1,102
5.89%, 11/15/2044	5,297	4,128
			0.74%, 2/25/2032 (d)	1,440	1,418
0.71%, 10/15/2048 (c)(d)	106,571	1,669
			0.69%, 3/25/2035 (d)	749	731
0.25%, 12/11/2049 (c)(d)(f)	120,628	531
			6.80%, 3/25/2039	3,868	3,839
0.56%, 12/11/2049 (d)	92,021	1,076
			6.44%, 4/25/2039 (b)	2,532	2,533
1.67%, 12/11/2049 (c)(d)(f)	227,349	2,960
			6.50%, 2/25/2047	1,894	2,029
5.21%, 12/11/2049	2,620	2,285
			Fannie Mae Whole Loan
5.32%, 12/11/2049	3,000	2,234	0.64%, 5/25/2035 (d)	1,670	1,467
Commercial Mortgage Loan Trust			First Union National Bank Commercial
6.22%, 9/10/2017 (d)	5,260	3,778	Mortgage Securities Inc
Commercial Mortgage Pass Through Certificates			8.09%, 5/17/2032	700	697
5.22%, 5/10/2043 (d)	2,000	531	6.14%, 2/12/2034	150	152
0.47%, 12/10/2046 (d)(f)	60,878	372	Freddie Mac
Countrywide Alternative Loan Trust			0.75%, 6/15/2018 (d)	843	835
0.66%, 5/25/2035 (d)	26	11	0.90%, 6/15/2023 (d)	1,282	1,261
2.82%, 7/20/2035 (d)	980	302	0.85%, 7/15/2023 (d)	8,367	8,278
0.86%, 12/25/2035 (d)	3,969	954	0.80%, 2/15/2030 (d)	710	711
0.72%, 6/25/2036 (c)(d)	6,130	864	0.80%, 5/15/2030 (d)	627	622
Countrywide Asset-Backed Certificates			5.50%, 9/15/2031 (d)	5,025	5,232
0.72%, 11/25/2035 (d)	540	387
			GE Capital Commercial Mortgage Corp
0.71%, 1/25/2036 (d)	3,896	2,772	0.53%, 5/10/2014	157,793	1,209
Countrywide Home Loan Mortgage Pass			5.61%, 4/10/2017 (d)	7,360	2,787
Through Trust
0.64%, 4/25/2046 (d)	6,252	2,264	0.71%, 3/10/2040 (d)(f)	15,419	165
0.74%, 4/25/2046 (d)	9,088	1,807	Ginnie Mae
			1.30%, 2/16/2047 (d)	29,288	1,393
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (d)	2,990	2,252	1.06%, 3/16/2047 (d)	24,389	1,257
5.91%, 6/15/2039 (d)	3,600	2,543	GMAC Commercial Mortgage Securities Inc
			0.91%, 3/10/2038 (d)(f)	7,585	113
5.00%, 9/15/2039 (f)	72,122	1,416
			Greenpoint Mortgage Funding Trust
5.47%, 9/15/2039	6,200	4,485	0.71%, 6/25/2045 (d)	627	174
5.54%, 9/15/2039 (d)	6,000	1,580	0.74%, 6/25/2045 (d)	560	96
0.77%, 12/15/2039 (d)	86,864	1,977	Greenwich Capital Commercial Funding Corp
7.00%, 12/15/2039	20,102	174	0.25%, 6/10/2036 (d)(f)	78,412	485
5.38%, 2/15/2040 (d)	7,650	5,271	6.11%, 7/10/2038 (d)	3,320	1,729
5.42%, 2/15/2040	4,000	1,677	6.11%, 7/10/2038 (d)	3,000	2,508
5.69%, 9/15/2040 (d)	5,300	3,751	1.29%, 3/10/2039 (c)(d)(f)	67,645	776
5.87%, 9/15/2040	12,150	5,152	5.51%, 3/10/2039	3,775	885

See accompanying notes

102

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II			JP Morgan Chase Commercial Mortgage
0.90%, 11/10/2039 (f)	$ 37,776 $	772	Securities Corp (continued)
5.56%, 11/10/2039 (d)	8,690	7,138	5.88%, 2/15/2051	$ 4,655 $	3,476
5.99%, 8/10/2045 (d)	9,773	7,381	JP Morgan Mortgage Trust
			4.95%, 11/25/2035 (c)(d)	6,840	4,046
5.99%, 8/10/2045 (d)	2,000	861
			5.82%, 6/25/2036 (d)	1,825	895
GSR Mortgage Loan Trust
0.80%, 12/25/2035 (d)	534	204	5.97%, 6/25/2036 (d)	1,081	815
0.70%, 8/25/2046 (c)(d)	4,254	709	5.95%, 8/25/2036 (d)	3,810	1,922
Harborview Mortgage Loan Trust			6.38%, 8/25/2036 (d)	2,168	1,244
0.69%, 5/19/2047 (d)	6,606	1,026	5.56%, 10/25/2036 (d)	4,932	2,528
Impac CMB Trust			5.68%, 4/25/2037 (d)	2,900	1,751
1.44%, 10/25/2033 (d)	239	145	5.68%, 4/25/2037 (d)	2,895	1,527
1.20%, 1/25/2035 (d)	477	223	LB Commercial Conduit Mortgage Trust
0.75%, 4/25/2035 (d)	467	93	6.14%, 7/15/2044 (d)	6,755	4,873
0.87%, 4/25/2035 (d)	374	70	LB-UBS Commercial Mortgage Trust
0.74%, 8/25/2035 (d)	624	110	6.37%, 12/15/2028	400	406
0.95%, 8/25/2035 (c)(d)	1,828	344	0.51%, 3/15/2036 (d)(f)	5,492	116
0.69%, 4/25/2037 (d)	4,137	1,704	0.56%, 3/15/2036 (d)(f)	3,772	67
Impac Secured Assets CMN Owner Trust			0.81%, 8/15/2036 (d)(f)	6,470	75
0.60%, 3/25/2037 (d)	4,000	829	5.41%, 9/15/2039 (d)	1,200	587
Indymac Index Mortgage Loan Trust			0.14%, 2/15/2040 (d)	14,830	245
1.04%, 4/25/2034 (d)	223	144	5.46%, 2/15/2040 (d)	2,500	1,188
0.67%, 4/25/2035 (d)	642	273	5.48%, 2/15/2040	3,400	804
0.77%, 4/25/2035 (d)	425	79	5.49%, 2/15/2040 (d)	1,505	602
0.70%, 6/25/2035 (d)	5,297	1,952	5.56%, 2/15/2040 (d)	4,300	877
5.13%, 7/25/2035 (d)	5,940	1,049	1.23%, 7/15/2040 (f)	71,261	929
0.74%, 8/25/2035 (d)	1,089	396	5.86%, 7/15/2040 (d)	8,039	5,833
0.62%, 1/25/2037 (d)	3,744	1,297	6.45%, 7/17/2040 (d)	3,540	566
0.68%, 6/25/2037 (c)(d)	6,581	2,808	6.32%, 4/15/2041 (d)	2,695	835
JP Morgan Alternative Loan Trust			6.32%, 4/15/2041 (d)	250	199
0.59%, 3/25/2037 (d)	7,458	1,203	5.87%, 9/15/2045 (d)	10,970	8,347
JP Morgan Chase Commercial Mortgage			6.46%, 9/15/2045 (d)	2,780	495
Securities Corp
5.72%, 11/15/2017	2,000	1,335	Lehman XS Trust
			0.66%, 6/25/2047 (d)	9,706	3,364
0.39%, 10/12/2035 (d)(f)	23,200	558
			Luminent Mortgage Trust
5.02%, 1/12/2037	755	300	0.63%, 5/25/2046 (d)	2,508	927
5.29%, 9/12/2037 (d)	1,300	298	Merrill Lynch Alternative Note Asset Trust
0.32%, 10/12/2037 (d)(f)	36,233	1,127	0.65%, 4/25/2037 (c)(d)	8,225	1,123
0.89%, 1/12/2039 (d)(f)	7,977	132	Merrill Lynch Mortgage Investors Inc
5.63%, 6/12/2041 (d)	4,005	1,739	0.79%, 8/25/2036 (d)	330	112
0.76%, 1/15/2042 (d)(f)	24,623	257	Merrill Lynch Mortgage Trust
6.07%, 4/15/2045 (d)	1,500	1,261	5.78%, 8/12/2016	4,170	2,123
5.59%, 5/12/2045 (d)	1,165	635	5.80%, 5/12/2039 (d)	4,065	3,750
5.40%, 5/15/2045 (d)	3,550	2,746	0.29%, 2/12/2042 (d)	14,950	138
5.44%, 5/15/2045 (d)	2,725	1,172	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
5.62%, 5/15/2045 (d)	1,350	156
			5.46%, 7/12/2046 (d)	2,225	1,137
5.30%, 5/15/2047 (c)(d)	3,255	2,783
			0.63%, 8/12/2048 (d)	40,664	756
6.01%, 6/15/2049 (d)	2,900	1,428
			5.70%, 9/12/2049	750	556
6.20%, 2/12/2051 (f)	3,005	429
			0.33%, 12/12/2049 (d)(f)	36,705	222
6.30%, 2/12/2051 (d)	4,000	920
			0.73%, 12/12/2049 (d)	124,658	2,750
0.70%, 2/15/2051 (d)	116,611	2,034

See accompanying notes

103

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial			WaMu Mortgage Pass Through Certificates
Mortgage Trust (continued)			(continued)
5.11%, 12/12/2049 (d)	$ 4,085 $	3,515	0.98%, 7/25/2044 (d)	$ 510 $	220
5.39%, 12/12/2049 (d)(f)	2,400	264	0.75%, 1/25/2045 (d)	466	220
Morgan Stanley Capital I			0.81%, 1/25/2045 (d)	879	195
7.11%, 4/15/2033	59	59	0.84%, 1/25/2045 (d)	7,515	2,507
0.15%, 4/14/2040 (d)(f)	13,694	147	0.97%, 1/25/2045 (d)	1,923	259
0.50%, 1/13/2041 (d)(f)	5,142	107	0.67%, 4/25/2045 (d)	354	171
0.66%, 5/24/2043 (d)(f)	4,600	3,108	0.71%, 4/25/2045 (d)	354	105
0.32%, 12/15/2043 (d)(f)	43,370	297	0.73%, 7/25/2045 (d)	802	378
5.36%, 3/15/2044 (d)	12,700	9,473	0.69%, 11/25/2045 (d)	815	614
0.82%, 8/25/2046 (d)	5,500	64	0.82%, 11/25/2045 (c)(d)	3,648	2,790
5.81%, 4/12/2049 (d)	4,365	3,235	0.66%, 8/25/2046 (d)	2,343	1,469
5.81%, 4/12/2049 (d)	3,800	660	Washington Mutual Alternative Mortgage
Morgan Stanley Dean Witter Capital I			Pass-Through Certificates
6.54%, 2/15/2031	9	9	0.62%, 1/25/2047 (d)	5,174	990
Nomura Asset Acceptance Corp			Wells Fargo Mortgage Backed Securities Trust
0.79%, 2/25/2035 (d)	158	97	0.74%, 1/25/2034 (d)	277	275
Residential Accredit Loans Inc			4.85%, 10/25/2035 (d)	1,450	1,113

0.59%, 2/25/2037 (d)	2,797	820			354,969

0.63%, 7/25/2037 (c)(d)	8,847	3,877
			Multi-Line Insurance (0.71%)
Sequoia Mortgage Trust
			AXA SA
1.89%, 2/20/2034 (d)	2,505	1,388
			8.60%, 12/15/2030	1,800	1,358
0.68%, 2/20/2035 (d)	635	357
			CNA Financial Corp
Structured Adjustable Rate Mortgage Loan Trust			6.00%, 8/15/2011	1,875	1,672
1.14%, 8/25/2034 (c)(d)	2,855	113
			Genworth Financial Inc
5.25%, 12/25/2035	1,680	760	6.15%, 11/15/2066 (d)	2,650	370
5.25%, 2/25/2036 (d)	2,191	1,224	ING Groep NV
0.63%, 7/25/2037 (d)	6,877	2,525	5.78%, 12/ 8/2035	1,565	579
Structured Asset Mortgage Investments Inc			MetLife Inc
0.74%, 5/25/2045 (d)	644	211	6.82%, 8/15/2018	2,000	1,888
0.75%, 9/25/2045 (d)	825	353	7.72%, 2/15/2019	1,500	1,505
Structured Asset Securities Corp			6.50%, 12/15/2032	1,730	1,358
5.50%, 6/25/2036 (d)	5,000	1,262	Metropolitan Life Global Funding I
Wachovia Bank Commercial Mortgage Trust			1.28%, 5/17/2010 (d)(f)	5,750	5,388
0.59%, 11/15/2035 (f)	53,253	404	XL Capital Ltd
0.42%, 10/15/2041 (d)(f)	49,106	415	6.50%, 12/31/2049 (d)	1,885	565

5.25%, 12/15/2043	3,550	2,814			14,683

5.34%, 12/15/2043 (d)	10,000	6,552
			Multimedia (0.32%)
5.48%, 12/15/2043	1,115	167
			News America Inc
5.60%, 12/15/2043	2,960	176	7.85%, 3/ 1/2039 (f)	1,075	923
5.88%, 3/15/2045 (d)	1,569	115	Quebecor Media Inc
5.80%, 7/15/2045	5,000	2,575	7.75%, 3/15/2016	1,405	1,173
5.82%, 5/15/2046 (d)	4,000	1,599	Time Warner Inc
WAMU Commercial Mortgage Securities Trust			1.46%, 11/13/2009 (d)	3,200	3,179
3.83%, 1/25/2035 (f)	792	769	Vivendi SA
WaMu Mortgage Pass Through Certificates			5.75%, 4/ 4/2013 (f)	1,500	1,437

1.08%, 12/25/2027 (c)(d)	4,732	3,630			6,712

3.79%, 6/25/2034 (d)	1,345	1,337
			Music (0.07%)
4.68%, 5/25/2035 (d)	945	683
			WMG Acquisition Corp
5.67%, 6/25/2037 (d)	2,128	1,201	7.38%, 4/15/2014	1,200	894

See accompanying notes

104

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Music (continued)			Oil Company - Exploration & Production
WMG Holdings Corp			(continued)
0.00%, 12/15/2014 (a)(d)	$ 1,390 $	639	Devon Financing Corp ULC

			7.88%, 9/30/2031	$ 755 $	820
		1,533

			EnCana Corp
Mutual Insurance (0.09%)			6.50%, 5/15/2019 (e)	1,000	1,026
Liberty Mutual Group Inc			Gaz Capital SA
7.00%, 3/15/2037 (d)(f)	2,000	736	8.15%, 4/11/2018 (f)	475	387
10.75%, 6/15/2058 (d)(f)	1,980	1,089	7.29%, 8/16/2037 (f)	400	270

		1,825	KazMunaiGaz Finance Sub BV

			9.13%, 7/ 2/2018 (f)	625	541
Non-Hazardous Waste Disposal (0.09%)
			KCS Energy Inc
Allied Waste North America Inc
5.75%, 2/15/2011	315	317	7.13%, 4/ 1/2012	600	559
7.88%, 4/15/2013	890	903	Nexen Inc
			6.40%, 5/15/2037	550	400
Waste Management Inc
5.00%, 3/15/2014	10	10	OPTI Canada Inc
			7.88%, 12/15/2014	905	486
WCA Waste Corp
9.25%, 6/15/2014 (c)	825	668	Pemex Project Funding Master Trust

			6.63%, 6/15/2035	1,015	821
		1,898

			PetroHawk Energy Corp
Office Automation & Equipment (0.12%)			9.13%, 7/15/2013	2,650	2,597
Xerox Corp			10.50%, 8/ 1/2014 (f)	415	417
5.50%, 5/15/2012	1,895	1,800	7.88%, 6/ 1/2015 (f)	805	755
6.40%, 3/15/2016	775	636	Petroleum Development Corp

		2,436	12.00%, 2/15/2018	1,665	1,124

			Pioneer Natural Resources Co
Office Furnishings - Original (0.04%)
			6.65%, 3/15/2017	2,245	1,921
Steelcase Inc
6.50%, 8/15/2011	845	834	Plains Exploration & Production Co
			7.75%, 6/15/2015	915	837

Oil - Field Services (0.15%)			10.00%, 3/ 1/2016	2,015	1,965
Halliburton Co			Swift Energy Co
7.45%, 9/15/2039	1,120	1,183	7.63%, 7/15/2011	565	455
Key Energy Services Inc			7.13%, 6/ 1/2017	1,090	635

8.38%, 12/ 1/2014	700	574			30,593

Weatherford International Ltd			Oil Company - Integrated (0.15%)
9.88%, 3/ 1/2039	1,450	1,423

			ConocoPhillips
		3,180	5.75%, 2/ 1/2019	1,780	1,817

Oil Company - Exploration & Production (1.47%)			ConocoPhillips Holding Co
Anadarko Petroleum Corp			6.95%, 4/15/2029	100	103
5.95%, 9/15/2016	1,405	1,271	Suncor Energy Inc
6.45%, 9/15/2036	1,375	1,042	6.10%, 6/ 1/2018	1,000	889
Canadian Natural Resources Ltd			6.50%, 6/15/2038	430	355

5.15%, 2/ 1/2013	2,015	1,979			3,164

Chesapeake Energy Corp			Oil Refining & Marketing (0.13%)
7.63%, 7/15/2013	2,780	2,655
			Tesoro Corp
9.50%, 2/15/2015	675	682	6.63%, 11/ 1/2015	790	663
7.25%, 12/15/2018	1,380	1,207	Valero Energy Corp
Compton Petroleum Finance Corp			6.63%, 6/15/2037	2,450	1,940

7.63%, 12/ 1/2013	1,510	578			2,603

Denbury Resources Inc
9.75%, 3/ 1/2016	1,890	1,918	Paper & Related Products (0.06%)
Devon Energy Corp			Cascades Inc
6.30%, 1/15/2019	3,135	3,245	7.25%, 2/15/2013	1,255	991

See accompanying notes

105

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Paper & Related Products (continued)			Printing - Commercial (continued)
Catalyst Paper Corp			RR Donnelley & Sons Co
8.63%, 6/15/2011	$ 637 $	354	11.25%, 2/ 1/2019	$ 2,695 $	2,434

		1,345	Sheridan Group Inc/The

			10.25%, 8/15/2011	650	403

Pharmacy Services (0.06%)
					3,302

Omnicare Inc
6.88%, 12/15/2015	1,235	1,158	Private Corrections (0.06%)
			Corrections Corp of America
Physician Practice Management (0.10%)			7.50%, 5/ 1/2011	1,300	1,300
US Oncology Inc
6.90%, 3/15/2012 (d)	335	201	Property & Casualty Insurance (0.25%)
9.00%, 8/15/2012	1,900	1,872	Crum & Forster Holdings Corp

		2,073	7.75%, 5/ 1/2017	1,000	800

			Markel Corp
Pipelines (1.51%)			7.35%, 8/15/2034	135	102
Copano Energy LLC / Copano Energy Finance			QBE Insurance Group Ltd
Corp
			9.75%, 3/14/2014 (f)	1,305	1,318
8.13%, 3/ 1/2016	785	714
			Travelers Cos Inc/The
7.75%, 6/ 1/2018 (f)	405	354
			6.25%, 3/15/2067 (d)	3,030	1,865
DCP Midstream LLC
			WR Berkley Corp
9.75%, 3/15/2019 (f)	5,625	5,580
			6.25%, 2/15/2037	1,820	1,216

El Paso Corp
					5,301

8.25%, 2/15/2016	575	561
7.25%, 6/ 1/2018	2,585	2,359	Publishing - Newspapers (0.01%)
Enbridge Energy Partners LP			Block Communications Inc
9.88%, 3/ 1/2019	2,375	2,549	8.25%, 12/15/2015 (f)	350	290
Energy Transfer Partners LP
9.70%, 3/15/2019	1,255	1,394	Publishing - Periodicals (0.14%)
9.00%, 4/15/2019	1,285	1,402	Dex Media West LLC/Dex Media West
			Finance Co
Enterprise Products Operating LLC
			9.88%, 8/15/2013	500	143
9.75%, 1/31/2014	3,210	3,514
			Nielsen Finance LLC / Nielsen Finance Co
Holly Energy Partners LP
			10.00%, 8/ 1/2014	2,355	2,214
6.25%, 3/ 1/2015	1,000	815
			11.50%, 5/ 1/2016 (f)	610	576

Kinder Morgan Energy Partners LP
9.00%, 2/ 1/2019	280	304			2,933

7.40%, 3/15/2031	1,000	881	Quarrying (0.23%)
MarkWest Energy Partners LP / MarkWest			Compass Minerals International Inc
Energy Finance Corp			12.00%, 6/ 1/2013 (d)	551	576
8.75%, 4/15/2018	1,250	1,038	Vulcan Materials Co
ONEOK Partners LP			2.57%, 12/15/2010 (d)	4,325	4,302

6.85%, 10/15/2037	925	696			4,878

Regency Energy Partners LP/Regency Energy
Finance Corp			Radio (0.02%)
8.38%, 12/15/2013	1,465	1,370	Entercom Radio LLC / Entercom Capital Inc
Rockies Express Pipeline LLC			7.63%, 3/ 1/2014	1,000	511
5.10%, 8/20/2009 (d)(f)	2,260	2,261
TransCanada Pipelines Ltd			Real Estate Operator & Developer (0.04%)
6.20%, 10/15/2037	5,245	4,887	Regency Centers LP
Transportadora de Gas del Sur SA			8.45%, 9/ 1/2010	940	895
7.88%, 5/14/2017 (f)	1,180	684

		31,363	Regional Banks (1.63%)

			BAC Capital Trust XIII
Printing - Commercial (0.16%)			1.72%, 3/15/2043 (d)	3,640	942
Cadmus Communications Corp			BAC Capital Trust XIV
8.38%, 6/15/2014	750	465	5.63%, 3/15/2043 (d)	250	97

See accompanying notes

106

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Regional Banks (continued)			REITS - Office Property (continued)
Bank of America NA			HRPT Properties Trust
5.30%, 3/15/2017	$ 4,000 $	3,000	1.92%, 3/16/2011 (d)	$ 1,336 $	1,038

6.00%, 10/15/2036	2,000	1,376			2,283

Capital One Financial Corp
			REITS - Regional Malls (0.02%)
1.57%, 9/10/2009 (d)	3,500	3,410
			Simon Property Group LP
5.70%, 9/15/2011	1,570	1,500	4.60%, 6/15/2010	375	366
First Union Institutional Capital I
8.04%, 12/ 1/2026	1,000	657	REITS - Shopping Centers (0.11%)
JP Morgan Chase Bank NA			Developers Diversified Realty Corp
6.00%, 10/ 1/2017	5,500	5,131	5.25%, 4/15/2011	4,195	2,331
Keycorp
0.54%, 5/26/2009 (d)	3,000	2,993	REITS - Warehouse & Industrial (0.22%)
PNC Funding Corp			ProLogis
1.18%, 1/31/2012 (d)	4,625	3,893	1.50%, 8/24/2009 (d)	4,800	4,562
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (d)(f)	1,000	500	Rental - Auto & Equipment (0.16%)
SunTrust Preferred Capital I			Erac USA Finance Co
5.85%, 12/31/2049 (d)	1,580	514	1.51%, 8/28/2009 (c)(d)(f)	1,900	1,844
Wachovia Corp			H&E Equipment Services Inc
5.63%, 10/15/2016	2,000	1,629	8.38%, 7/15/2016	1,240	843
Wells Fargo & Co			Hertz Corp/The
1.47%, 8/20/2010 (d)	640	613	8.88%, 1/ 1/2014	775	601
5.25%, 10/23/2012	2,000	2,008	United Rentals North America Inc
Wells Fargo Bank NA			6.50%, 2/15/2012	125	112

4.75%, 2/ 9/2015	4,500	3,871			3,400

5.75%, 5/16/2016	2,000	1,781

			Retail - Automobile (0.04%)
		33,915

			United Auto Group
Reinsurance (0.02%)			7.75%, 12/15/2016	1,150	840
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	740	413	Retail - Discount (0.34%)
			Dollar General Corp
REITS - Healthcare (0.26%)			11.88%, 7/15/2017	1,230	1,273
Nationwide Health Properties Inc			Target Corp
6.50%, 7/15/2011	585	534	5.38%, 6/15/2009	80	80
6.25%, 2/ 1/2013	4,820	4,243	6.50%, 10/15/2037	3,605	3,127
Ventas Realty LP / Ventas Capital Corp			7.00%, 1/15/2038	2,773	2,619

6.50%, 6/ 1/2016	605	539			7,099

		5,316

			Retail - Drug Store (0.49%)
REITS - Hotels (0.03%)			CVS Caremark Corp
Host Hotels & Resorts LP			1.56%, 6/ 1/2010 (d)	4,710	4,621
7.13%, 11/ 1/2013	580	545	6.60%, 3/15/2019	5,365	5,675

					10,296

REITS - Mortgage (0.29%)
iStar Financial Inc			Retail - Restaurants (0.03%)
1.66%, 9/15/2009 (d)	2,425	2,205	Landry's Restaurants Inc
			14.00%, 8/15/2011 (f)	580	551
1.63%, 3/ 9/2010 (d)	3,425	2,689
5.85%, 3/15/2017	3,500	1,120

			Rubber - Tires (0.09%)
		6,014

			Goodyear Tire & Rubber Co/The
REITS - Office Property (0.11%)			8.63%, 12/ 1/2011	2,030	1,939
Brandywine Operating Partnership LP
5.63%, 12/15/2010	1,397	1,245

See accompanying notes

107

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Satellite Telecommunications (0.34%)			Special Purpose Entity (continued)
DigitalGlobe Inc			Goldman Sachs Capital I
10.50%, 5/ 1/2014 (f)	$ 1,365 $	1,372	6.35%, 2/15/2034	$ 1,000 $	708
Intelsat Bermuda Ltd			Goldman Sachs Capital II
11.50%, 2/ 4/2017 (f)	500	330	5.79%, 12/29/2049 (d)	2,000	989
Intelsat Subsidiary Holding Co Ltd			Santander Perpetual SA Unipersonal
8.88%, 1/15/2015 (f)	2,855	2,826	6.67%, 10/24/2017 (d)(f)	2,001	1,251
8.88%, 1/15/2015 (f)	1,380	1,359	Universal City Development Partners Ltd
Telesat Canada/Telesat LLC			11.75%, 4/ 1/2010	1,000	947
11.00%, 11/ 1/2015 (f)	1,250	1,163	USB Realty Corp

		7,050	6.09%, 12/22/2049 (d)(f)	985	443

			Williams Cos Inc Credit Linked Certificate
Schools (0.04%)			Trust/The
Knowledge Learning Corp Inc			4.42%, 5/ 1/2009 (d)(f)	1,200	1,200

7.75%, 2/ 1/2015 (f)	970	834			6,628

Seismic Data Collection (0.05%)			Specified Purpose Acquisition (0.07%)
Cie Generale de Geophysique-Veritas			ESI Tractebel Acquisition Corp
7.50%, 5/15/2015	1,210	1,016	7.99%, 12/30/2011	1,401	1,368

Sovereign (0.23%)			Steel - Producers (0.11%)
Brazilian Government International Bond			Evraz Group SA
8.25%, 1/20/2034	780	887	8.88%, 4/24/2013 (f)	155	106
Colombia Government International Bond			9.50%, 4/24/2018 (f)	275	170
7.38%, 1/27/2017	235	252	Ispat Inland ULC
El Salvador Government International Bond			9.75%, 4/ 1/2014	325	294
7.65%, 6/15/2035 (f)	150	120	Steel Dynamics Inc
Indonesia Government International Bond			8.25%, 4/15/2016 (d)(f)	2,290	1,809

11.63%, 3/ 4/2019 (f)	482	576			2,379

7.75%, 1/17/2038 (f)	375	326
			Steel Pipe & Tube (0.03%)
Panama Government International Bond			Mueller Water Products Inc
6.70%, 1/26/2036	350	338	7.38%, 6/ 1/2017	1,000	590
Philippine Government International Bond
9.88%, 1/15/2019	140	168	Telecommunication Services (0.43%)
9.50%, 2/ 2/2030	435	519	Digicel Group Ltd
Republic of Peru			9.13%, 1/15/2015 (f)	1,600	1,088
7.13%, 3/30/2019	465	502	Fairpoint Communications Inc
Venezuela Government International Bond			13.13%, 4/ 1/2018	1,440	394
8.50%, 10/ 8/2014	200	139	Globo Comunicacoe e Participacoes SA
9.25%, 9/15/2027	1,535	995	7.25%, 4/26/2022 (f)	425	378

		4,822	MasTec Inc

			7.63%, 2/ 1/2017	900	765
Sovereign Agency (0.01%)
			Maxcom Telecomunicaciones SAB de CV
Mubadala Development Co
			11.00%, 12/15/2014	785	550
7.63%, 5/ 6/2019 (e)(f)	250	248
			Qwest Corp
			7.88%, 9/ 1/2011	1,640	1,628
Special Purpose Banks (0.07%)
Export-Import Bank of Korea			8.88%, 3/15/2012 (d)	270	274
4.50%, 8/12/2009	740	740	8.38%, 5/ 1/2016 (f)	600	597
Korea Development Bank/Republic of Korea			Telcordia Technologies Inc
1.51%, 10/20/2009 (d)	760	751	4.88%, 7/15/2012 (c)(d)(f)	2,360	1,735

		1,491	West Corp

			9.50%, 10/15/2014	1,855	1,609

Special Purpose Entity (0.32%)					9,018

AES Red Oak LLC
8.54%, 11/30/2019	1,197	1,090

See accompanying notes

108

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (1.74%)			Tobacco (continued)
AT&T Inc			Reynolds American Inc
6.15%, 9/15/2034	$ 1,625 $	1,453	7.25%, 6/ 1/2013	$ 3,950 $	3,877

British Telecommunications PLC					13,564

5.95%, 1/15/2018	180	150
			Tools - Hand Held (0.15%)
9.13%, 12/15/2030 (d)	370	356
			Snap-On Inc
Cincinnati Bell Inc			1.27%, 1/12/2010 (d)	3,200	3,173
8.38%, 1/15/2014	1,775	1,753

Koninklijke KPN NV			Transport - Rail (0.23%)
8.38%, 10/ 1/2030	1,000	1,076
			CSX Corp
Level 3 Financing Inc			6.25%, 3/15/2018	2,650	2,508
9.25%, 11/ 1/2014	2,445	1,959
			7.45%, 4/ 1/2038	420	393
Qwest Communications International Inc
			CSX Transportation Inc
7.50%, 2/15/2014	850	788
			6.25%, 1/15/2023	1,924	1,788
Sprint Nextel Corp
			Union Pacific Railroad Co 2003 Pass Through
1.63%, 6/28/2010 (d)	2,500	2,322
			Trust
6.00%, 12/ 1/2016	2,055	1,706	4.70%, 1/ 2/2024	176	161

Telecom Italia Capital SA					4,850

1.65%, 2/ 1/2011 (d)	845	795
1.72%, 7/18/2011 (d)	2,175	2,055	Wire & Cable Products (0.04%)
			Coleman Cable Inc
5.25%, 11/15/2013	1,000	948
			9.88%, 10/ 1/2012	1,250	750
6.38%, 11/15/2033	2,610	1,946

7.72%, 6/ 4/2038	1,000	873	Wireless Equipment (0.03%)
Telefonica Emisiones SAU			Crown Castle International Corp
1.55%, 2/ 4/2013 (d)	2,075	1,883	9.00%, 1/15/2015	565	576

7.05%, 6/20/2036	650	682	TOTAL BONDS	$ 1,326,521

Telemar Norte Leste SA
9.50%, 4/23/2019 (f)	240	250	SENIOR FLOATING RATE INTERESTS (1.87%)
Verizon Communications Inc			Aerospace & Defense (0.05%)
6.35%, 4/ 1/2019	8,445	8,775	Hawker Beechcraft Inc, Term Loan B
7.35%, 4/ 1/2039	4,095	4,246	2.69%, 3/26/2014 (d)	1,820	942
Windstream Corp			Hawker Beechcraft Inc, Term Loan LOC
8.63%, 8/ 1/2016	2,305	2,294	5.56%, 3/26/2014 (d)	107	56

		36,310			998

Television (0.09%)			Auto - Car & Light Trucks (0.12%)
Videotron Ltee			Ford Motor Co, Term Loan B
6.88%, 1/15/2014	725	704	3.69%, 12/16/2013 (d)	3,970	2,501
9.13%, 4/15/2018 (f)	380	395
			Auto - Medium & Heavy Duty Trucks (0.04%)
9.13%, 4/15/2018	735	763

			Oshkosh Truck Corp, Term Loan B
		1,862	7.24%, 12/ 6/2013 (d)	1,000	824

Theaters (0.15%)
AMC Entertainment Inc			Auto/Truck Parts & Equipment - Replacement (0.08%)
8.63%, 8/15/2012	900	900	Allison Transmission Inc, Term Loan B
11.00%, 2/ 1/2016	1,190	1,166	3.22%, 8/ 7/2014 (d)	2,411	1,724
Cinemark Inc
9.75%, 3/15/2014 (d)	975	968	Cable TV (0.07%)

		3,034	CSC Holdings Inc, Term Loan B

			2.20%, 3/30/2013 (d)	1,488	1,375
Tobacco (0.65%)
Altria Group Inc			Casino Hotels (0.08%)
9.95%, 11/10/2038	7,790	8,551	Harrah's Operating Co Inc, Term Loan B2
BAT International Finance PLC			0.00%, 1/28/2015 (d)(g)	500	356
9.50%, 11/15/2018 (f)	1,000	1,136

See accompanying notes

109

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Casino Hotels (continued)			Physician Practice Management (0.01%)
Harrah's Operating Co Inc, Term Loan B2			US Oncology Inc, Term Loan
(continued)			3.54%, 8/20/2011 (d)	$ 150 $	142
4.09%, 1/28/2015 (d)	$ 1,915 $	1,364

		1,720	Property & Casualty Insurance (0.07%)

			Asurion Corp, Term Loan B
Cellular Telecommunications (0.01%)
			3.78%, 7/ 7/2014 (d)	150	131
MetroPCS Wireless Inc, Term Loan B
3.09%, 11/ 3/2013 (d)	249	232	6.97%, 7/ 7/2015 (d)	1,750	1,347

					1,478

Data Processing & Management (0.10%)			Publishing - Periodicals (0.02%)
First Data Corporation, Term Loan B			Nielsen Finance LLC / Nielsen Finance Corp,
3.19%, 9/24/2014 (d)	985	718	Term Loan B
First Data Corporation, Term Loan B1			2.47%, 8/ 9/2013 (d)	496	419
3.19%, 12/24/2014 (d)	985	717
First Data Corporation, Term Loan B2			Retail - Building Products (0.21%)
3.19%, 9/24/2014 (d)	739	536	HD Supply Inc, Term Loan B

		1,971	1.68%, 8/30/2012 (d)	5,122	4,354

Diversified Operations & Commercial Services (0.04%)			Satellite Telecommunications (0.22%)
Aramark Corp, Term Loan B			Panamsat Corp, Term Loan B
3.10%, 1/26/2014 (d)	940	856	2.99%, 1/ 3/2014 (d)	2,962	2,706
Aramark Corp, Term Loan LOC			Telesat Canada Inc, Term Loan B
3.33%, 1/26/2014 (d)	60	54	3.55%, 9/ 1/2014 (d)	1,834	1,692

		910	Telesat Canada Inc, Term Loan DD

Electric - Integrated (0.07%)			4.22%, 10/31/2014 (d)	142	131

Texas Competitive Electric Holdings					4,529

Company, Term Loan B2
			Telecommunication Services (0.02%)
3.97%, 10/29/2014 (d)	2,263	1,538
			Fairpoint Communications Inc, Term Loan B
			5.75%, 3/ 8/2015 (d)	998	502
Health Care Services (0.12%)
Community Health Systems Inc, Term Loan B
			Theaters (0.02%)
3.45%, 7/25/2014 (d)	2,758	2,480
			Cinemark USA Inc, Term Loan C
			2.02%, 3/31/2011 (d)	497	448

Machinery - General Industry (0.10%)
Manitowoc Company Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS	$ 38,836

6.50%, 4/14/2014 (d)	2,594	1,992	TAX-EXEMPT BONDS (0.81%)
			California (0.12%)
Medical - Hospitals (0.28%)
			State of California
Community Health Systems Inc, Term Loan			7.50%, 4/ 1/2034	2,445	2,536
2.68%, 7/25/2014 (d)	141	127

HCA Inc, Term Loan B1			New Jersey (0.69%)
3.47%, 11/18/2013 (d)	3,810	3,431
			New Jersey State Turnpike Authority
HCA Inc; Term Loan A			7.41%, 1/ 1/2040	13,155	14,333

2.72%, 1/22/2012 (d)	2,434	2,201

			TOTAL TAX-EXEMPT BONDS	$ 16,869

		5,759

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Medical Products (0.05%)			OBLIGATIONS (44.78%)
Biomet Inc, Term Loan B			Federal Home Loan Mortgage Corporation
4.15%, 3/25/2015 (d)	1,194	1,119	(FHLMC) (14.98%)
			4.50%, 5/ 1/2024 (h)	17,475	17,928
Music (0.09%)			5.00%, 5/ 1/2024 (h)	6,620	6,843
WMG Acquisition Corp; Term Loan			5.00%, 5/ 1/2039 (h)	48,705	50,060
2.87%, 2/28/2010 (d)	1,979	1,821	5.50%, 5/ 1/2039 (h)	44,235	45,756
			5.50%, 8/ 1/2009	39	39
			4.50%, 12/ 1/2009	389	393

See accompanying notes

110

     Schedule of Investments Bond & Mortgage Securities Fund

April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
4.50%, 4/ 1/2011	$ 1,935 $	2,022	5.50%, 9/ 1/2034	$ 2,423 $	2,514
6.50%, 6/ 1/2017	409	432	5.50%, 2/ 1/2035	4,241	4,397
6.00%, 7/ 1/2017	153	162	6.50%, 4/ 1/2035	794	843
5.50%, 3/ 1/2018	375	392	5.00%, 7/ 1/2035	1,476	1,520
5.00%, 5/ 1/2018	2,598	2,708	5.00%, 8/ 1/2035	7,740	7,971
5.00%, 10/ 1/2018	1,640	1,710	5.00%, 10/ 1/2035	2,927	3,014
5.50%, 12/ 1/2018	7	7	6.50%, 10/ 1/2035	367	390
5.00%, 1/ 1/2019	2,560	2,667	6.00%, 8/ 1/2036	1,400	1,464
6.00%, 3/ 1/2022	406	427	6.00%, 10/ 1/2036 (d)	3,879	4,057
5.50%, 7/ 1/2023	7,208	7,500	5.50%, 11/ 1/2036	4,006	4,153
6.00%, 7/ 1/2023	1,463	1,539	5.00%, 6/ 1/2037	284	292
5.50%, 8/ 1/2023	5,343	5,560	5.50%, 7/ 1/2037	4,505	4,664
5.50%, 6/ 1/2024	701	728	6.00%, 8/ 1/2037	13,649	14,262
5.00%, 2/ 1/2026	9,247	9,542	6.00%, 8/ 1/2037	13,066	13,654
6.00%, 6/ 1/2028	29	31	6.00%, 12/ 1/2037 (d)	4,774	4,988
6.00%, 1/ 1/2029	12	13	6.00%, 1/ 1/2038 (d)	1,429	1,493
6.50%, 3/ 1/2029	47	51	5.50%, 4/ 1/2038	4,050	4,194
6.50%, 3/ 1/2029	8	9	5.50%, 4/ 1/2038	5,250	5,435
6.50%, 5/ 1/2029	70	75	5.50%, 5/ 1/2038	8,808	9,120
7.00%, 12/ 1/2029	25	27	5.50%, 5/ 1/2038	5,674	5,875
7.00%, 6/ 1/2030	28	30	6.00%, 7/ 1/2038	13,965	14,592
7.50%, 9/ 1/2030	13	15	5.50%, 8/ 1/2038	5,785	5,990
7.50%, 9/ 1/2030	8	8	5.50%, 8/ 1/2038	2,877	2,979
8.00%, 9/ 1/2030	127	139	4.12%, 1/ 1/2034 (d)	290	290
8.00%, 11/ 1/2030	-	1	5.05%, 7/ 1/2034 (d)	270	280
7.00%, 12/ 1/2030	28	31	4.81%, 6/ 1/2035 (d)	2,927	2,999
7.50%, 12/ 1/2030	3	3	4.66%, 8/ 1/2035 (d)	1,164	1,184
7.50%, 1/ 1/2031	47	52	4.81%, 8/ 1/2035 (d)	6,101	6,267
6.00%, 3/ 1/2031	95	100	4.98%, 9/ 1/2035 (d)	3,794	3,909
7.50%, 3/ 1/2031	17	18	5.20%, 11/ 1/2035 (d)	708	726
6.00%, 4/ 1/2031	14	14	5.43%, 12/ 1/2035 (d)	208	215
6.50%, 4/ 1/2031	36	39	6.49%, 7/ 1/2036 (d)	3,846	3,986
6.50%, 6/ 1/2031	3	3	6.51%, 1/ 1/2037 (d)	2,883	3,007
7.00%, 6/ 1/2031	1	1	5.97%, 2/ 1/2037 (d)	2,122	2,215
6.50%, 9/ 1/2031	39	42	5.64%, 5/ 1/2037	853	877
7.00%, 9/ 1/2031	10	11	5.57%, 8/ 1/2037 (d)	3,234	3,369

6.00%, 12/ 1/2031	401	422			312,015

6.50%, 2/ 1/2032	34	37
			Federal National Mortgage Association (FNMA) (20.06%)
6.50%, 2/ 1/2032	24	26	5.00%, 5/ 1/2024 (h)	4,970	5,141
7.50%, 2/ 1/2032	25	27	5.50%, 5/ 1/2039 (h)	52,360	54,242
6.50%, 5/ 1/2032	90	97	4.00%, 6/ 1/2039 (h)	5,110	5,114
6.00%, 12/ 1/2032	401	422	4.50%, 6/ 1/2039 (h)	24,715	25,070
6.00%, 2/ 1/2033	361	379	5.00%, 6/ 1/2039 (h)	81,860	83,958
5.50%, 4/ 1/2033	661	687	5.50%, 6/ 1/2039 (h)	30,000	30,956
5.50%, 5/ 1/2033	871	904	6.00%, 7/ 1/2009	3	3
5.50%, 10/ 1/2033	647	672	6.00%, 7/ 1/2009	1	1
5.50%, 12/ 1/2033	3,166	3,287	5.00%, 3/ 1/2010	319	328
6.00%, 12/ 1/2033	706	742	6.50%, 4/ 1/2010	7	7

See accompanying notes

111

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.50%, 1/ 1/2011	$ 3 $	3	4.91%, 8/ 1/2035 (d)	$ 256 $	262
6.50%, 2/ 1/2011	30	30	5.07%, 8/ 1/2035 (d)	1,514	1,561
6.50%, 3/ 1/2011	57	58	4.86%, 9/ 1/2035 (d)	556	569
6.50%, 7/ 1/2016	13	14	4.16%, 2/ 1/2036 (d)	151	154
6.50%, 2/ 1/2017	52	55	3.63%, 3/ 1/2036 (d)	5,481	5,516
6.50%, 3/ 1/2017	23	24	4.01%, 4/ 1/2036 (d)	1,011	1,009
6.50%, 4/ 1/2017	20	21	6.50%, 4/ 1/2036	1,420	1,506
6.50%, 8/ 1/2017	343	363	6.00%, 5/ 1/2036	1,077	1,127
5.00%, 9/ 1/2017	673	702	6.00%, 5/ 1/2036	5,857	6,134
5.50%, 9/ 1/2017	135	142	6.50%, 8/ 1/2036	530	563
5.50%, 10/ 1/2017	204	214	6.50%, 8/ 1/2036	2,667	2,829
5.00%, 3/ 1/2018	1,118	1,165	5.43%, 10/ 1/2036 (d)	874	910
4.50%, 1/ 1/2020	1,901	1,965	6.50%, 10/ 1/2036	6,262	6,643
5.00%, 5/ 1/2020	944	979	6.50%, 11/ 1/2036	7,117	7,551
5.50%, 6/ 1/2020	3,572	3,730	5.94%, 12/ 1/2036 (d)	5,567	5,821
5.50%, 9/ 1/2020	3,740	3,905	5.50%, 2/ 1/2037	981	1,018
6.00%, 10/ 1/2021	3,007	3,160	5.74%, 5/ 1/2037 (d)	4,815	5,036
6.50%, 5/ 1/2022	35	38	6.00%, 6/ 1/2037	2,938	3,074
5.50%, 2/ 1/2023	524	546	6.50%, 7/ 1/2037	2,587	2,744
6.00%, 2/ 1/2023	168	177	6.50%, 7/ 1/2037	3,503	3,717
4.50%, 5/ 1/2023	18,489	19,020	6.50%, 1/ 1/2038	1,644	1,745
5.50%, 6/ 1/2023	2,274	2,370	6.00%, 2/ 1/2038 (d)	5,521	5,778
5.50%, 7/ 1/2023	35	37	6.00%, 2/ 1/2038	7,939	8,308
6.50%, 12/ 1/2031	21	23	6.00%, 2/ 1/2038 (d)	6,744	7,057
6.50%, 2/ 1/2032	20	21	6.00%, 2/ 1/2038	4,975	5,206
6.50%, 2/ 1/2032	46	50	6.50%, 2/ 1/2038	2,370	2,514
7.00%, 2/ 1/2032	66	71	6.00%, 3/ 1/2038	2,156	2,257
7.00%, 3/ 1/2032	154	166	6.50%, 3/ 1/2038	2,261	2,399
6.50%, 4/ 1/2032	27	29	5.50%, 4/ 1/2038	18,684	19,376
6.00%, 5/ 1/2032	20	21	6.00%, 4/ 1/2038	6,834	7,151
6.50%, 6/ 1/2032	13	13	6.00%, 5/ 1/2038	2,291	2,398
6.50%, 8/ 1/2032	144	154	6.00%, 5/ 1/2038	1,548	1,620
7.50%, 8/ 1/2032	78	84	6.00%, 5/ 1/2038	1,625	1,701
4.73%, 12/ 1/2032 (d)	344	351	6.50%, 5/ 1/2038	1,270	1,348
4.21%, 1/ 1/2033 (d)	424	427	6.00%, 8/ 1/2038	5,053	5,288
4.60%, 4/ 1/2033 (d)	489	503	6.00%, 8/ 1/2038	3,693	3,865
4.77%, 7/ 1/2033 (d)	2,980	3,055	5.00%, 4/ 1/2039	11,250	11,582

5.50%, 7/ 1/2033	1,316	1,369			417,645

5.50%, 9/ 1/2033	1,856	1,931
			Government National Mortgage Association
4.25%, 6/ 1/2034 (d)	536	541	(GNMA) (3.34%)
4.31%, 7/ 1/2034 (d)	919	932	5.00%, 5/ 1/2039 (h)	6,025	6,234
4.80%, 10/ 1/2034 (d)	450	452	5.50%, 5/ 1/2039 (h)	40,105	41,659
4.34%, 12/ 1/2034 (d)	852	870	6.00%, 5/ 1/2039 (h)	2,095	2,185
4.58%, 3/ 1/2035 (d)	1,074	1,097	7.00%, 4/15/2031	1	1
4.71%, 3/ 1/2035 (d)	8,653	8,824	7.00%, 6/15/2031	54	58
5.00%, 7/ 1/2035	1,471	1,516	7.00%, 7/15/2031	11	12
5.00%, 7/ 1/2035	3,546	3,655	6.00%, 8/15/2031	72	76
4.85%, 8/ 1/2035 (d)	604	615	6.00%, 1/15/2032	23	24

See accompanying notes

112

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Morgan Stanley Repurchase Agreement;
6.00%, 2/15/2032	$ 346 $	365	0.12% dated 04/30/09 maturing 05/01/09
7.00%, 6/15/2032	277	296	(collateralized by Sovereign Agency
6.50%, 10/15/2032	99	105	Issues; $26,826,000; 1.00% - 7.125%;
6.50%, 12/15/2032	762	813	dated 05/04/09 - 02/15/30)	$ 26,299$	26,299

6.00%, 2/15/2033	139	147			78,899

5.00%, 11/15/2033	12,481	12,949	TOTAL REPURCHASE AGREEMENTS	$ 78,899

6.00%, 12/15/2033	197	207
			Total Investments	$ 2,440,471
5.00%, 6/15/2034	293	305	Liabilities in Excess of Other Assets, Net - (17.21)%		(358,260)

6.50%, 3/20/2028	36	38
			TOTAL NET ASSETS - 100.00%	$ 2,082,211

6.00%, 7/20/2028	200	209

6.00%, 11/20/2028	184	193
6.00%, 1/20/2029	196	205	(a) Non-Income Producing Security
6.50%, 5/20/2029	29	31	(b)	Market value is determined in accordance with procedures established in
6.00%, 7/20/2029	49	51	good faith by the Board of Directors. At the end of the period, the value
8.00%, 1/20/2031	19	21	of these securities totaled $5,433 or 0.26% of net assets.
			(c) Security is Illiquid
6.50%, 2/20/2032	16	17
			(d)	Variable Rate. Rate shown is in effect at April 30, 2009.
6.00%, 11/20/2033	2,447	2,555
			(e)	Security purchased on a when-issued basis. See Notes to Financial
5.50%, 5/20/2035	737	766	Statements.

		69,522	(f)	Security exempt from registration under Rule 144A of the Securities Act

			of 1933. These securities may be resold in transactions exempt from
U.S. Treasury (6.40%)			registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 5/15/2014	15,000	16,974	indicated, these securities are not considered illiquid. At the end of the
4.25%, 11/15/2014	7,675	8,522	period, the value of these securities totaled $169,067 or 8.12% of net
4.00%, 8/15/2018	27,650	29,663	assets.
			(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which
2.75%, 2/15/2019	5,570	5,395	time the interest rate will be determined.
6.00%, 2/15/2026	37,150	46,194	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction.
6.75%, 8/15/2026	3,000	4,023	See Notes to Financial Statements.
6.13%, 8/15/2029	25	32
			Unrealized Appreciation (Depreciation)
4.50%, 2/15/2036	20,000	21,347
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
4.50%, 5/15/2038	1,080	1,162	of investments held by the fund as of the period end were as follows:

		133,312

			Unrealized Appreciation	$ 53,990
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 932,494		Unrealized Depreciation		(515,918)

			Net Unrealized Appreciation (Depreciation)		(461,928)
REPURCHASE AGREEMENTS (3.79%)
Diversified Banking Institutions (3.79%)			Cost for federal income tax purposes		2,902,399
			All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $26,826,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 26,300$	26,300
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $26,826,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	26,300	26,300
See accompanying notes

113

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2009 (unaudited)
	Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		55.43%
Financial		20.46%
Asset Backed Securities		7.73%
Government		6.66%
Communications		6.17%
Consumer, Non-cyclical		6.01%
Energy		3.45%
Utilities		3.35%
Consumer, Cyclical		2.63%
Industrial		2.47%
Basic Materials		1.38%
Revenue		0.69%
Technology		0.50%
Diversified		0.16%
General Obligation		0.12%
Liabilities in Excess of Other Assets, Net		(17.21%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Credit Default Swaps		0.40%

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013 $	5,520	$ (519)
Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(469)
Barclays Bank	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	9
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(857)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	22,632	(2,200)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	20,240	(1,600)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(838)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	10,120	(952)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(476)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	5,658	(477)
Morgan Stanley	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	20
Morgan Stanley	CMBX.NA.AJ.1	Sell	0.84%	10/12/2052	2,000	(4)

All dollar amounts are shown in thousands (000's)

See accompanying notes

114

Schedule of Investments California Municipal Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (102.89%)			TAX-EXEMPT BONDS (continued)
California (102.56%)			California (continued)
Abag Finance Authority for Nonprofit Co			California State Public Works Board
5.25%, 10/ 1/2026	$ 1,240 $	1,199	5.40%, 10/ 1/2022	$ 3,000 $	3,002
Abag Finance Authority for Nonprofit Co ACA			5.00%, 4/ 1/2023	4,200	4,287
5.70%, 11/ 1/2013	2,280	2,157	5.50%, 6/ 1/2023	1,980	1,990
Anaheim Public Financing Authority/CA			5.00%, 6/ 1/2024	3,000	2,801
5.25%, 10/ 1/2034	1,000	1,002	5.00%, 6/ 1/2025	1,750	1,606
Baldwin Park Public Financing Authority/CA			California State University
4.63%, 8/ 1/2016	1,130	1,111	5.25%, 11/ 1/2038	2,000	2,008
Barstow Redevelopment Agency/CA MBIA			California Statewide Communities
7.00%, 9/ 1/2014	895	1,031	Development Authority
7.00%, 9/ 1/2014	470	525	5.00%, 5/15/2020	1,000	844
Bay Area Governments Association XLCA			6.25%, 8/ 1/2024	1,000	1,052
5.25%, 9/ 1/2029	2,000	1,673	5.20%, 12/ 1/2029	1,000	1,000
Bay Area Toll Authority			5.13%, 4/ 1/2037 (d)(e)	1,500	973
5.00%, 4/ 1/2031	3,000	3,019
			5.38%, 12/ 1/2037	1,000	697
Beverly Hills Unified School District/CA
			5.00%, 11/15/2043	3,985	3,434
0.00%, 8/ 1/2028 (a)	2,000	713
			California Statewide Communities
California County TOB Securitization Agency
			Development Authority CAL MTG INS
0.00%, 6/ 1/2028 (a)(b)	2,000	1,082	6.25%, 8/15/2028	2,250	2,272
5.13%, 6/ 1/2038	2,000	1,153	California Statewide Communities
California Educational Facilities Authority			Development Authority FNMA
5.25%, 10/ 1/2039	4,400	4,576	4.20%, 10/15/2018	1,470	1,546
California Educational Facilities Authority			California Statewide Communities
MBIA			Development Authority MBIA
5.10%, 3/ 1/2014	2,000	2,001	6.50%, 8/ 1/2012	1,675	1,785
California Health Facilities Financing			Carson Redevelopment Agency MBIA
Authority/CA			5.50%, 10/ 1/2016	1,000	1,054
6.50%, 10/ 1/2038	1,000	1,051	Chawanakee Unified School District
California Housing Finance Agency			6.25%, 5/ 1/2039 (b)	1,500	1,499
4.70%, 8/ 1/2036 (c)	3,150	2,273	Chino Valley Unified School District FSA
4.80%, 8/ 1/2036 (c)	2,500	1,890	5.25%, 9/ 1/2013	1,240	1,316
4.88%, 8/ 1/2041 (c)	6,760	5,131	Chula Vista Community Facilities District/CA
4.75%, 8/ 1/2042 (c)	8,400	5,957	5.45%, 9/ 1/2036	1,000	678
California Infrastructure & Economic			City of Alhambra CA MBIA
Development Bank			6.13%, 9/ 2/2018	4,710	4,710
5.50%, 10/ 1/2015	1,000	1,047	City of Azusa CA
California Infrastructure & Economic			6.00%, 9/ 1/2026	2,210	1,692
Development Bank FGIC			City of Burbank CA FSA
5.00%, 8/15/2018	1,155	1,230	5.25%, 5/ 1/2024	3,155	3,211
California Pollution Control Financing Authority			City of Chula Vista CA MBIA
5.00%, 1/ 1/2022	2,000	1,770	5.00%, 8/ 1/2027	3,000	2,818
5.00%, 7/ 1/2027	5,500	4,603	City of Hawthorne CA
California Pollution Control Financing			4.60%, 9/ 1/2021	1,000	631
Authority AMBAC
			5.00%, 9/ 1/2030	2,000	1,089
5.85%, 6/ 1/2021	2,500	2,501
			City of Los Angeles CA AMBAC
California Rural Home Mortgage Financing
			5.00%, 3/ 1/2022	1,445	1,492
Authority GNMA/FNMA/FHLMC
5.40%, 12/ 1/2036	985	984	City of Los Angeles CA GNMA
California State Department of Water			6.25%, 9/20/2039	1,000	1,000
Resources FSA			City of Modesto CA
5.00%, 12/ 1/2018	1,660	1,771	5.15%, 9/ 1/2036	1,000	639
California State Enterprise Development			City of Oceanside CA AMBAC
Authority			5.25%, 4/ 1/2016	1,575	1,710
5.30%, 9/ 1/2047	1,200	866	5.25%, 4/ 1/2018	1,500	1,497

See accompanying notes

115

Schedule of Investments California Municipal Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
City of Pacifica CA AMBAC			Gilroy Unified School District/CA ASSURED
5.00%, 10/ 1/2024	$ 1,090 $	1,059	GTY
City of Pasadena CA			5.00%, 4/ 1/2039	$ 2,000 $	1,847
5.00%, 2/ 1/2033	2,000	1,938	Golden Valley Unified School District/CA FSA
City of Redding CA MBIA			5.00%, 8/ 1/2041	3,555	3,375
10.09%, 7/ 1/2022	2,135	2,699	Golden West Schools Financing Authority
City of Sacramento CA			MBIA
5.00%, 9/ 2/2020	1,020	805	5.65%, 2/ 1/2012	685	737
City of San Jose CA AMBAC			Gonzales Redevelopment Agency/CA
5.00%, 3/ 1/2037	5,000	4,174	4.63%, 8/ 1/2011	1,000	970
City of Santa Rosa CA FHA			Hesperia Public Financing Authority/CA XLCA
6.70%, 12/ 1/2024	3,960	3,965	5.00%, 9/ 1/2037	2,775	1,967
City of Turlock CA			Hesperia Unified School District/CA
5.13%, 10/15/2031	1,000	638	5.00%, 9/ 1/2030	1,065	710
5.38%, 10/15/2034	1,900	1,223	Hi-Desert Memorial Health Care District/CA
			5.50%, 10/ 1/2015	1,000	933
5.13%, 10/15/2037	1,000	611
			Highland Redevelopment Agency/CA AMBAC
Coachella Redevelopment Agency			5.00%, 12/ 1/2028	3,000	2,666
5.88%, 12/ 1/2028	2,000	1,555
			Huntington Beach Union High School
Contra Costa Community College District			District/CA FSA
MBIA			5.00%, 8/ 1/2029	2,000	2,002
5.00%, 8/ 1/2029	2,000	2,002
			Imperial CA FGIC
Contra Costa Water District FSA			5.00%, 10/15/2020	1,250	1,209
5.00%, 10/ 1/2018	1,520	1,584
			Indio Redevelopment Agency/CA
County of Alameda CA MBIA			5.63%, 8/15/2035	2,605	2,328
5.38%, 6/ 1/2009	135	136
			Irvine CA
County of Riverside CA FGIC			5.00%, 9/ 2/2026	1,285	1,024
5.00%, 11/ 1/2025	1,160	1,166
			5.00%, 9/ 2/2029	1,500	1,149
Desert Hot Springs Redevelopment Agency
Tax Allocation/CA			Irvine Public Facilities & Infrastructure
5.60%, 9/ 1/2038	2,000	1,632	Authority/CA AMBAC
			5.00%, 9/ 2/2020	1,455	1,301
Dinuba Financing Authority/CA
5.38%, 9/ 1/2038	1,000	662	5.00%, 9/ 2/2021	3,630	3,190
Eastern Municipal Water District/CA			5.00%, 9/ 2/2023	2,000	1,715
5.20%, 9/ 1/2037	750	477	Irvine Unified School District/CA
Emeryville Public Financing Authority/CA			5.00%, 9/ 1/2026	2,600	2,071
MBIA			La Canada Unified School District MBIA
5.25%, 9/ 1/2015	1,265	1,368	5.50%, 8/ 1/2028	1,825	1,872
5.25%, 9/ 1/2017	1,400	1,514	La Quinta Financing Authority AMBAC
Fontana Redevelopment Agency/CA MBIA			5.25%, 9/ 1/2024	1,000	960
5.20%, 9/ 1/2030	1,000	893	La Verne Public Financing Authority
Foothill Eastern Transportation Corridor			7.25%, 9/ 1/2026	1,500	1,428
Agency/CA			Lake Elsinore Public Financing Authority/CA
0.00%, 1/15/2026 (a)(b)	9,000	7,436	5.80%, 9/ 2/2015	1,220	1,148
0.00%, 1/15/2030 (a)	20,000	2,909	Loma Linda CA
0.00%, 1/15/2032 (a)	10,000	1,129	5.00%, 12/ 1/2022	1,000	802
0.00%, 1/15/2033 (a)	10,000	1,026	Long Beach Bond Finance Authority AMBAC
0.00%, 1/15/2034 (a)	10,000	910	5.25%, 11/ 1/2013	1,080	1,155
0.00%, 1/15/2036 (a)	10,000	749	5.00%, 8/ 1/2022	410	382
0.00%, 1/15/2037 (a)	10,000	680	Los Angeles Community Redevelopment
			Agency/CA MBIA
0.00%, 1/15/2038 (a)	9,000	717	5.40%, 7/ 1/2024	2,500	2,378
Fresno Joint Powers Financing Authority FSA			Los Angeles Department of Airports
5.75%, 6/ 1/2026	2,000	2,045	5.13%, 5/15/2033	1,230	1,206

See accompanying notes

116

Schedule of Investments California Municipal Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
Los Angeles Department of Water & Power			Sacramento Municipal Utility District FSA
5.38%, 7/ 1/2038	$ 1,000 $	1,013	5.00%, 8/15/2024	$ 2,000 $	2,055
Los Angeles State Building Authority/CA			Saddleback Valley Unified School District/CA
MBIA			FSA
5.63%, 5/ 1/2011	1,500	1,525	5.00%, 8/ 1/2029	3,000	3,003
Los Angeles Unified School District/CA			Salinas Valley Solid Waste Authority/CA
5.00%, 7/ 1/2029	2,000	1,996	AMBAC
Metropolitan Water District of Southern			5.25%, 8/ 1/2027	1,975	1,812
California			5.25%, 8/ 1/2031	2,000	1,774
5.00%, 1/ 1/2039	3,000	3,039	San Bernardino Redevelopment Agency
Morongo Band of Mission Indians			RADIAN
5.50%, 3/ 1/2018 (d)(e)	1,325	1,096	5.00%, 9/ 1/2018	1,565	1,452
6.50%, 3/ 1/2028 (d)(e)	1,825	1,382	San Diego Community College District/CA
Needles Public Utility Authority/CA			5.25%, 8/ 1/2033 (f)	3,000	3,026
6.50%, 2/ 1/2022	2,785	2,454	San Diego Redevelopment Agency/CA
Norco Financing Authority FSA			6.40%, 9/ 1/2019	1,000	917
5.63%, 10/ 1/2034	1,000	1,009	San Francisco City & County Airports
Ontario Redevelopment Financing			Commission FSA-CR FGIC
Authority/CA AMBAC			5.00%, 5/ 1/2030	4,000	3,632
5.50%, 8/ 1/2016	1,055	1,146	San Francisco City & County Airports
Ontario Redevelopment Financing			Commission MBIA
Authority/CA MBIA			5.25%, 5/ 1/2026	4,000	3,683
5.25%, 8/ 1/2016	1,060	1,135	San Jose Financing Authority MBIA
Orange County Public Financing Authority/CA			5.00%, 9/ 1/2016	1,200	1,265
AMBAC			San Juan Unified School District/CA MBIA
5.38%, 6/ 1/2016	1,000	1,095	5.00%, 8/ 1/2027	3,780	3,814
Oxnard Harbor District/CA			Santa Maria Redevelopment Agency/CA
5.75%, 8/ 1/2020	1,200	1,134	AMBAC
Palm Desert Financing Authority MBIA			5.25%, 6/ 1/2015	1,085	1,181
5.00%, 8/ 1/2022	1,280	1,194	Sierra View Local Health Care District/CA
Perris Public Financing Authority/CA			5.25%, 7/ 1/2032	1,500	1,146
5.30%, 10/ 1/2026	2,805	2,060	South Gate Public Financing Authority
Pomona Public Financing Authority MBIA			AMBAC
5.00%, 2/ 1/2021	5,000	5,050	5.25%, 9/ 1/2022	2,090	1,997
Pomona Unified School District/CA MBIA			South Gate Public Financing Authority XLCA
6.15%, 8/ 1/2030	1,000	1,028	5.00%, 9/ 1/2016	2,075	2,068
Port of Oakland NATL-RE FGIC			South Tahoe Redevelopment Agency/CA
5.75%, 11/ 1/2029	35	37	5.00%, 10/ 1/2031	1,000	657
Port of Oakland NATL-RE RGIC			Southern California Logistics Airport
			Authority/CA
5.75%, 11/ 1/2029	4,965	4,464
			6.15%, 12/ 1/2043	1,900	1,607
Poway Redevelopment Agency/CA AMBAC
			Stanton CA AMBAC
5.38%, 6/15/2019	1,000	977
			5.63%, 8/ 1/2029	840	847
Riverside County Public Financing Authority
			State of California
5.80%, 5/15/2029	2,100	1,530
			5.75%, 4/ 1/2031	1,500	1,526
Rocklin Unified School District/CA FGIC
			4.60%, 12/ 1/2032 (c)	10,650	8,295
0.00%, 8/ 1/2019 (a)	1,360	788
			5.70%, 12/ 1/2032	1,280	1,280
0.00%, 8/ 1/2020 (a)	1,415	777
			Stockton-East Water District/CA FGIC
0.00%, 8/ 1/2023 (a)	1,225	552
			5.25%, 4/ 1/2022	1,780	1,731
Sacramento County Public Financing Authority
			Sunnyvale CA AMBAC
ASSURED GTY
5.00%, 12/ 1/2038	3,000	2,849	5.50%, 10/ 1/2014	1,000	1,037
Sacramento County Sanitation District/CA			5.50%, 10/ 1/2016	1,000	1,022
0.40%, 12/ 1/2039	700	700	Sweetwater Union High School District MBIA
			5.00%, 9/ 1/2020	1,225	1,187

See accompanying notes

117

Schedule of Investments California Municipal Fund April 30, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b) Variable Rate. Rate shown is in effect at April 30, 2009.
	(000's)	(000's)	(c)	Security or portion of underlying security related to Inverse Floaters

			entered into by the Fund. See notes.
TAX-EXEMPT BONDS (continued)			(d) Security is Illiquid
California (continued)			(e)	Security exempt from registration under Rule 144A of the Securities Act
Temecula Redevelopment Agency/CA MBIA			of 1933. These securities may be resold in transactions exempt from
5.25%, 8/ 1/2036	$ 3,270 $	2,833	registration, normally to qualified institutional buyers. Unless otherwise
Tobacco Securitization Authority of Northern			indicated, these securities are not considered illiquid. At the end of the
California/CA			period, the value of these securities totaled $3,451 or 1.13% of net
5.38%, 6/ 1/2038	10,000	6,013	assets.
5.50%, 6/ 1/2045	8,330	4,597	(f)	Security purchased on a when-issued basis. See Notes to Financial
			Statements.
Tobacco Securitization Authority of Southern			(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
California/CA			effect at April 30, 2009.
5.00%, 6/ 1/2037	3,000	1,702

5.13%, 6/ 1/2046	5,500	2,831	Unrealized Appreciation (Depreciation)
Torrance CA			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.00%, 6/ 1/2022	1,000	1,017	of investments held by the fund as of the period end were as follows:
Tracy Area Public Facilities Financing Agency
MBIA			Unrealized Appreciation	$ 3,394
5.88%, 10/ 1/2013	985	992	Unrealized Depreciation	(44,883)

Tustin Community Facilities District			Net Unrealized Appreciation (Depreciation)	(41,489)
5.38%, 9/ 1/2029	1,000	773
			Cost for federal income tax purposes	341,865
Twin Rivers Unified School District			All dollar amounts are shown in thousands (000's)
0.00%, 4/ 1/2014 (a)	1,500	1,159
University of California
			Portfolio Summary (unaudited)

5.75%, 5/15/2029	2,000	2,137
			Sector	Percent
Walnut Public Financing Authority/CA

AMBAC			Insured	47.08%
5.38%, 9/ 1/2022	2,305	2,269	Revenue	38.47%

		313,243	General Obligation	5.89%

			Revenue - Special Tax	5.74%
Virgin Islands (0.33%)			Tax Allocation	3.32%
Virgin Islands Public Finance Authority			Prerefunded	1.27%
			Certificate Participation	1.12%
6.38%, 10/ 1/2019	1,000	1,013

			Liability for Floating Rate Notes Issued	(4.54%)
TOTAL TAX-EXEMPT BONDS	$ 314,256		Other Assets in Excess of Liabilities, Net	1.65%

Total Investments		314,256	TOTAL NET ASSETS	100.00%

LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-4.54%)
Notes with interest rates ranging from 0.78%
to 0.88% at April 30, 2009 and contractual
maturity of collateral from 2013-2042. (g)	(13,880)	(13,880)

Total Net Investments	$ 300,376
Other Assets in Excess of Liabilities, Net - 1.65%		5,045

TOTAL NET ASSETS - 100.00%	$ 305,421

See accompanying notes

118

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.41%)			COMMON STOCKS (continued)

Advertising Agencies (0.37%)			Coal (0.25%)

Interpublic Group of Cos Inc (a)	568,498 $	3,559	Consol Energy Inc	153,149 $	4,791

Omnicom Group Inc	107,480	3,382

		6,941	Coatings & Paint (0.30%)

			Valspar Corp	234,360	5,625
Aerospace & Defense (2.08%)

General Dynamics Corp	234,292	12,106	Commercial Banks (0.64%)

Lockheed Martin Corp	211,136	16,581	BB&T Corp	520,405	12,146
Raytheon Co	237,328	10,734

		39,421	Commercial Services - Finance (1.76%)

			Equifax Inc	114,837	3,349
Aerospace & Defense Equipment (1.55%)
			Mastercard Inc	60,336	11,068
Goodrich Corp	189,785	8,403
			Moody's Corp	273,285	8,067
United Technologies Corp	427,901	20,899

			Western Union Co/The	648,169	10,857

		29,302

					33,341

Agricultural Chemicals (0.76%)
			Computer Services (0.40%)
Monsanto Co	170,118	14,441
			Affiliated Computer Services Inc (a)	90,467	4,377

Applications Software (1.86%)			Computer Sciences Corp (a)	85,603	3,164

Compuware Corp (a)	562,134	4,205			7,541

Microsoft Corp	1,530,888	31,016	Computers (5.38%)

		35,221	Apple Inc (a)	267,474	33,656

Athletic Footwear (0.61%)			Hewlett-Packard Co	791,801	28,489

NIKE Inc	219,563	11,520	IBM Corp (b)	386,385	39,879

					102,024

Auto - Car & Light Trucks (0.11%)
			Computers - Integrated Systems (0.21%)
Ford Motor Co (a)	350,383	2,095
			NCR Corp (a)	389,378	3,952

Beverages - Non-Alcoholic (2.77%)
			Consumer Products - Miscellaneous (0.93%)
Coca-Cola Co/The	575,417	24,772
			Clorox Co	72,528	4,065
Coca-Cola Enterprises Inc	674,169	11,501
			Jarden Corp (a)	239,037	4,805
Pepsi Bottling Group Inc	126,500	3,956
			Kimberly-Clark Corp	178,853	8,789

PepsiCo Inc	246,844	12,283

					17,659

		52,512

			Containers - Metal & Glass (0.22%)
Beverages - Wine & Spirits (0.22%)
			Crown Holdings Inc (a)	188,624	4,159
Constellation Brands Inc (a)	356,257	4,129

			Containers - Paper & Plastic (0.27%)
Building - Residential & Commercial (0.26%)
			Pactiv Corp (a)	139,763	3,055
DR Horton Inc	383,248	5,001
			Sonoco Products Co	82,733	2,020

					5,075

Cable/Satellite TV (1.04%)

Comcast Corp - Class A	1,274,882	19,710	Cosmetics & Toiletries (1.79%)

			Colgate-Palmolive Co	39,998	2,360

Chemicals - Diversified (0.15%)			Procter & Gamble Co	639,806	31,632

FMC Corp	57,701	2,812			33,992

Chemicals - Specialty (0.47%)			Dialysis Centers (0.15%)

Ashland Inc	97,328	2,137	DaVita Inc (a)	60,953	2,826

Eastman Chemical Co	86,289	3,424
			Diversified Banking Institutions (4.83%)
International Flavors & Fragrances Inc	56,280	1,756
			Bank of America Corp	1,526,500	13,632
Sigma-Aldrich Corp	37,277	1,634

			Citigroup Inc	1,246,429	3,802
		8,951

See accompanying notes

119

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Food - Canned (0.17%)
Goldman Sachs Group Inc/The	185,669 $	23,858	Del Monte Foods Co	429,863 $	3,245
JP Morgan Chase & Co	1,210,346	39,941
Morgan Stanley	436,303	10,314	Food - Dairy Products (0.31%)

		91,547	Dean Foods Co (a)	284,669	5,893

Diversified Manufacturing Operations (2.79%)			Food - Meat Products (0.30%)
3M Co	52,295	3,012	Hormel Foods Corp	179,224	5,608
General Electric Co	2,713,653	34,328
Honeywell International Inc	380,438	11,873	Food - Miscellaneous/Diversified (0.50%)
ITT Corp	90,390	3,707	HJ Heinz Co	227,367	7,826

		52,920	Kraft Foods Inc	73,396	1,717

					9,543

E-Commerce - Services (0.15%)
eBay Inc (a)	170,416	2,807	Food - Retail (0.72%)
			Kroger Co/The	244,693	5,290
Electric - Integrated (2.89%)			SUPERVALU Inc	505,758	8,269

American Electric Power Co Inc	60,113	1,586			13,559

CMS Energy Corp	852,885	10,252
			Food - Wholesale & Distribution (0.00%)
Consolidated Edison Inc	264,589	9,824
			Sysco Corp	756	18
Northeast Utilities	293,460	6,168
NSTAR	123,769	3,888	Gas - Distribution (0.79%)
PG&E Corp	320,279	11,889	Sempra Energy	239,126	11,005
Public Service Enterprise Group Inc	376,325	11,229	UGI Corp	174,075	3,993

Southern Co/The	70	2			14,998

		54,838

			Hotels & Motels (0.65%)
Electric Products - Miscellaneous (0.25%)			Choice Hotels International Inc	135,592	4,058
AMETEK Inc	147,688	4,757	Wyndham Worldwide Corp	715,867	8,362

					12,420

Electronic Components - Semiconductors (3.03%)
Altera Corp	301,377	4,915	Instruments - Scientific (0.48%)
Intel Corp	1,920,154	30,300	Thermo Fisher Scientific Inc (a)	261,704	9,181
Nvidia Corp (a)	292,335	3,356
			Internet Infrastructure Software (0.24%)
QLogic Corp (a)	563,116	7,985
			F5 Networks Inc (a)	163,746	4,465
Texas Instruments Inc	605,563	10,937

		57,493	Internet Security (0.62%)

Electronic Connectors (0.22%)			McAfee Inc (a)	579	22
Amphenol Corp	121,558	4,114	Symantec Corp (a)	684,052	11,800

					11,822

Engineering - Research & Development Services (0.32%)
			Investment Management & Advisory Services (0.90%)
Fluor Corp	159,272	6,032
			Ameriprise Financial Inc	375,475	9,894
Enterprise Software & Services (0.86%)			Invesco Ltd	165,674	2,439
BMC Software Inc (a)	131,400	4,556	Janus Capital Group Inc	136,420	1,368
Oracle Corp	603,794	11,677	T Rowe Price Group Inc	85,605	3,297

		16,233			16,998

Fiduciary Banks (0.38%)			Life & Health Insurance (1.27%)
Bank of New York Mellon Corp/The	28,207	719	Aflac Inc	148,493	4,290
State Street Corp	191,518	6,536	Torchmark Corp	302,892	8,884

		7,255	Unum Group	671,433	10,971

					24,145

See accompanying notes

120

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Construction & Mining (0.23%)			Metal Processors & Fabrication (0.00%)
Caterpillar Inc	122,554 $	4,360	Precision Castparts Corp	293 $	22

Machinery - Pumps (0.55%)			Motion Pictures & Services (0.26%)
Flowserve Corp	153,509	10,423	DreamWorks Animation SKG Inc (a)	207,819	4,990

Medical - Biomedical/Gene (1.62%)			Multi-Line Insurance (0.50%)
Amgen Inc (a)	165,553	8,024	MetLife Inc	318,666	9,480
Gilead Sciences Inc (a)	396,842	18,175
Life Technologies Corp (a)	120,816	4,507	Multimedia (0.54%)

		30,706	McGraw-Hill Cos Inc/The	286,429	8,636

			Walt Disney Co/The	72,755	1,593

Medical - Drugs (5.13%)
					10,229

Abbott Laboratories	538,918	22,554
Bristol-Myers Squibb Co	722,573	13,873	Networking Products (1.71%)
Eli Lilly & Co	403,881	13,296	Cisco Systems Inc (a)	1,675,651	32,374
Forest Laboratories Inc (a)	197,884	4,292
			Non-Ferrous Metals (0.08%)
King Pharmaceuticals Inc (a)	318,043	2,506
			Titanium Metals Corp	210,850	1,432
Merck & Co Inc/NJ	250,890	6,082
Pfizer Inc	1,122,272	14,994	Oil - Field Services (0.74%)
Schering-Plough Corp	516,397	11,887	Oceaneering International Inc (a)	65,838	3,000
Wyeth	182,252	7,727	Schlumberger Ltd	127,966	6,269

		97,211	Superior Energy Services Inc (a)	252,672	4,854

Medical - Generic Drugs (0.09%)					14,123

Mylan Inc/PA (a)	130,243	1,726	Oil & Gas Drilling (0.34%)
Watson Pharmaceuticals Inc (a)	597	18	Diamond Offshore Drilling Inc	32,894	2,382

		1,744	Pride International Inc (a)	175,930	3,993

Medical - HMO (0.69%)					6,375

Aetna Inc	328,878	7,239	Oil Company - Exploration & Production (1.72%)
CIGNA Corp	298,853	5,890	Noble Energy Inc	144,464	8,198

		13,129	Occidental Petroleum Corp	319,773	18,000

Medical - Wholesale Drug Distribution (0.47%)			Southwestern Energy Co (a)	180,887	6,487

McKesson Corp	239,126	8,848			32,685

			Oil Company - Integrated (6.51%)
Medical Information Systems (0.11%)
			Chevron Corp	603,531	39,893
IMS Health Inc	161,581	2,029
			ConocoPhillips	124,407	5,101
Medical Instruments (0.55%)			Exxon Mobil Corp (b)	1,177,178	78,483

Medtronic Inc	28,420	910			123,477

St Jude Medical Inc (a)	282,910	9,483	Oil Field Machinery & Equipment (1.41%)

		10,393	Cameron International Corp (a)	406,622	10,401

Medical Products (2.50%)			Dresser-Rand Group Inc (a)	186,033	4,582
Baxter International Inc	214,166	10,387	FMC Technologies Inc (a)	153,286	5,247
Becton Dickinson and Co	128,254	7,757	National Oilwell Varco Inc (a)	215,869	6,537

Johnson & Johnson	558,646	29,251			26,767

		47,395	Oil Refining & Marketing (0.74%)

Metal - Copper (0.33%)			Tesoro Corp	588,829	8,980
Freeport-McMoRan Copper & Gold Inc	147,105	6,274	Valero Energy Corp	258,385	5,126

					14,106

See accompanying notes

121

     Schedule of Investments Disciplined LargeCap Blend Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Pharmacy Services (1.32%)			Retail - Restaurants (1.49%)
Express Scripts Inc (a)	179,410 $	11,477	Darden Restaurants Inc	99,617$	3,683
Medco Health Solutions Inc (a)	210,345	9,160	McDonald's Corp	342,326	18,243
Omnicare Inc	170,162	4,375	Yum! Brands Inc	191,378	6,382

		25,012			28,308

Pipelines (0.43%)			Semiconductor Equipment (0.11%)
El Paso Corp	1,168,734	8,064	Teradyne Inc (a)	360,980	2,144

Property & Casualty Insurance (1.04%)			Steel - Producers (0.51%)
Chubb Corp	168,434	6,561	Nucor Corp	141,676	5,765
Travelers Cos Inc/The	321,937	13,244	Schnitzer Steel Industries Inc	77,513	3,841

		19,805			9,606

Regional Banks (2.34%)			Telecommunication Equipment (0.23%)
Comerica Inc	135,507	2,843	Harris Corp	144,721	4,426
Fifth Third Bancorp	479,877	1,968
PNC Financial Services Group Inc	228,236	9,061	Telecommunication Services (0.50%)
US Bancorp	160,322	2,921	Embarq Corp	260,592	9,527
Wells Fargo & Co	1,375,686	27,527

			Telephone - Integrated (3.00%)
		44,320

			AT&T Inc	1,216,388	31,164
REITS - Diversified (0.15%)			Frontier Communications Corp	740,435	5,264
Digital Realty Trust Inc	78,482	2,826	Qwest Communications International Inc	1,160,550	4,515
			Verizon Communications Inc	522,686	15,858

REITS - Healthcare (0.24%)
					56,801

Ventas Inc	158,023	4,526
			Tobacco (2.14%)
Retail - Apparel & Shoe (0.26%)			Altria Group Inc	891,401	14,557
Ross Stores Inc	130,923	4,967	Philip Morris International Inc	524,088	18,972
			Reynolds American Inc	182,861	6,945

Retail - Building Products (1.59%)					40,474

Home Depot Inc	777,539	20,465
			Tools - Hand Held (0.36%)
Lowe's Cos Inc	447,378	9,618

			Snap-On Inc	81,302	2,758
		30,083

			Stanley Works/The	108,871	4,140

Retail - Consumer Electronics (0.59%)					6,898

Best Buy Co Inc	291,184	11,176
			Transport - Rail (1.74%)
Retail - Discount (2.15%)			Burlington Northern Santa Fe Corp	99,550	6,718
Big Lots Inc (a)	293,944	8,125	Norfolk Southern Corp	313,280	11,178
Wal-Mart Stores Inc	645,713	32,544	Union Pacific Corp	307,149	15,093

		40,669			32,989

Retail - Drug Store (0.20%)			Transport - Services (0.17%)
CVS Caremark Corp	116,689	3,708	United Parcel Service Inc	62,265	3,259

Retail - Major Department Store (0.17%)			Web Portals (1.03%)
JC Penney Co Inc	102,818	3,155	Google Inc (a)	44,290	17,537
			Sohu.com Inc (a)	37,677	1,965

Retail - Regional Department Store (0.51%)					19,502

Kohl's Corp (a)	124,123	5,629
			Wireless Equipment (1.10%)
Macy's Inc	292,586	4,003

			Qualcomm Inc	493,351	20,879

		9,632

			TOTAL COMMON STOCKS	$ 1,846,406

See accompanying notes

122

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		2.48%

REPURCHASE AGREEMENTS (2.42%)
Diversified Banking Institutions (2.42%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 15,267$	15,267
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	15,267	15,267
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $15,572,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	15,266	15,266

		45,800

TOTAL REPURCHASE AGREEMENTS	$ 45,800

Total Investments	$ 1,892,206
Other Assets in Excess of Liabilities, Net - 0.17%		3,188

TOTAL NET ASSETS - 100.00%	$ 1,895,394

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $13,991 or 0.74% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 127,726
Unrealized Depreciation		(371,151)

Net Unrealized Appreciation (Depreciation)		(243,425)
Cost for federal income tax purposes		2,135,631
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.69%
Financial		14.71%
Energy		12.16%
Technology		11.96%
Industrial		11.23%
Communications		10.52%
Consumer, Cyclical		9.29%
Utilities		3.68%
Basic Materials		2.59%
Other Assets in Excess of Liabilities, Net		0.17%

TOTAL NET ASSETS		100.00%

See accompanying notes

123

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	216	$ 42,641	$ 46,981	$ 4,340
All dollar amounts are shown in thousands (000's)

See accompanying notes

124

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.44%)			COMMON STOCKS (continued)
Advertising Sales (0.30%)			Auto - Car & Light Trucks (continued)
Teleperformance	119,745 $	3,478	Toyota Motor Corp	354,452 $	13,837

					29,869

Advertising Services (0.03%)
			Auto/Truck Parts & Equipment - Original (0.12%)
Aegis Group PLC	298,262	403
			Hyundai Mobis	18,469	1,414
Aerospace & Defense (1.19%)
			Auto/Truck Parts & Equipment - Replacement (0.02%)
BAE Systems PLC	1,067,662	5,658
			Xinyi Glass Holdings Co Ltd	382,000	240
Finmeccanica SpA	283,247	4,021
MTU Aero Engines Holding AG	113,293	3,820
			Batteries & Battery Systems (0.07%)
VT Group PLC	75,395	518	NPC Inc	6,800	304

		14,017	Simplo Technology Co Ltd	135,000	516

Aerospace & Defense Equipment (0.27%)					820

Cobham PLC	1,196,285	3,124
			Beverages - Wine & Spirits (0.02%)
			Davide Campari-Milano SpA	34,795	236
Agricultural Chemicals (1.06%)
Agruim Inc (a)	83,100	3,565
			Brewery (0.82%)
Syngenta AG	41,474	8,903	Anheuser-Busch InBev NV	268,704	8,289

		12,468	Cia de Bebidas das Americas ADR	25,113	1,416

Agricultural Operations (0.65%)					9,705

Golden Agri-Resources Ltd	17,598,600	4,398
			Building - Heavy Construction (0.66%)
Indofood Agri Resources Ltd (a)	360,000	223	ACS Actividades de Construccion y
Wilmar International Ltd	1,282,000	3,100	Servicios SA	133,782	6,717

		7,721	Aecon Group Inc	29,200	278

Airlines (0.07%)			Daewoo Engineering & Construction Co Ltd	60,790	533
Air China Ltd	904,000	429	Nippo Corp	38,274	288

easyJet PLC (a)	73,356	345			7,816

		774	Building - Maintenance & Service (0.24%)

Airport Development & Maintenance (0.05%)			Aeon Delight Co Ltd	19,800	252
Beijing Capital International Airport Co Ltd	996,000	636	Babcock International Group	404,974	2,616

					2,868

Apparel Manufacturers (0.03%)			Building - Residential & Commercial (0.39%)
Benetton Group SpA	37,584	300	Berkeley Group Holdings PLC (a)	132,140	1,917
			Corp GEO SAB de CV (a)	333,300	434
Appliances (0.04%)
			Gafisa SA	49,100	430
SEB SA	12,419	421
			Persimmon PLC	329,513	1,865

Applications Software (0.41%)					4,646

Check Point Software Technologies Ltd (a)	40,945	949	Building & Construction - Miscellaneous (1.08%)
NSD Co Ltd	23,700	185	Balfour Beatty PLC	741,566	3,700
Sage Group PLC	1,328,684	3,646	Bouygues SA	106,919	4,600

		4,780	China Communications Construction Co Ltd	232,000	280

Athletic Footwear (0.03%)			Hochtief AG	77,756	3,735
Puma AG Rudolf Dassler Sport	1,862	399	Maeda Corp	62,000	199
			United Group Ltd	37,279	260

Auto - Car & Light Trucks (2.53%)					12,774

Daihatsu Motor Co Ltd	316,000	2,832
			Building Products - Cement & Aggregate (1.18%)
Honda Motor Co Ltd	438,400	12,647
			Adelaide Brighton Ltd	234,479	359
Hyundai Motor Co	10,349	553
			Anhui Conch Cement Co Ltd	128,000	858
			Cemex SAB de CV (a)	366,477	271

See accompanying notes

125

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Coatings & Paint (0.03%)
(continued)			KCC Corp	1,260 $	350
CRH PLC	248,182 $	6,525
Italcementi SpA	178,920	2,179	Commercial Banks (8.26%)
Pretoria Portland Cement Co Ltd	114,807	444	Axis Bank Ltd	80,084	892
Sumitomo Osaka Cement Co Ltd	92,000	206	Banco do Brasil SA	101,194	867
Taiheiyo Cement Corp	1,319,000	2,314	Banco Santander SA	1,342,995	12,918
Taiwan Cement Corp	802,000	766	Bangkok Bank Public Co (a)	200,400	487

		13,922	Bank Mandiri Tbk PT	2,531,683	664

Cable/Satellite TV (0.37%)			Bank of China Ltd	6,441,000	2,410
Jupiter Telecommunications Co Ltd	1,749	1,229	Bank of Kyoto Ltd/The	346,000	2,765
SKY Perfect JSAT Holdings Inc	8,727	3,124	Bank Rakyat Indonesia	2,731,000	1,496

		4,353	Bankinter SA	23,753	283

			Canadian Western Bank	22,700	254
Casino Hotels (0.07%)
			China Construction Bank Corp	3,493,691	2,038
Resorts World Bhd	1,173,300	798
			DnB NOR ASA	745,200	4,739
Casino Services (0.30%)			Hang Seng Bank Ltd	338,000	3,777
Mars Engineering Corp	6,800	190	ICICI Bank Ltd ADR	16,616	343
Sankyo Co Ltd	65,700	3,318	Industrial and Commercial Bank of China Ltd	4,494,000	2,586

		3,508	Intesa Sanpaolo SpA	1,666,435	5,374

			Itau Unibanco Banco Multiplo SA ADR	51,187	703
Cellular Telecommunications (2.44%)
			Komercni Banka AS	3,887	527
Advanced Info Service PCL (a)	189,800	425
			National Bank of Greece SA	121,155	2,555
America Movil SAB de CV ADR	77,627	2,550
			Oversea-Chinese Banking Corp Ltd	1,435,000	5,699
China Mobile Ltd	294,639	2,559
			Powszechna Kasa Oszczednosci Bank Polski
MTN Group Ltd	75,182	985	SA	102,468	823
NTT DoCoMo Inc	3,955	5,494	Royal Bank of Canada (a)	278,300	9,865
SK Telecom Co Ltd	2,515	360	Seven Bank Ltd	1,472	3,463
Tim Participacoes SA	137,765	230	Shizuoka Bank Ltd/The	382,000	3,424
Vimpel-Communications ADR	48,305	455	Siam Commercial Bank Public (a)(b)	143,200	245
Vivo Participacoes SA ADR	19,289	308	Standard Bank Group Ltd	75,285	733
Vodafone Group PLC	8,351,802	15,407	Standard Chartered PLC	348,116	5,449

		28,773	State Bank of India Ltd	31,126	1,743

Chemicals - Diversified (0.55%)			Suruga Bank Ltd	438,000	3,717
Nippon Kayaku Co Ltd	52,631	283	Taiwan Cooperative Bank (a)	1,334,000	724
Nippon Soda Co Ltd	69,000	225	Torinto Dominion Bank (a)	205,800	8,123
Nufarm Ltd/Australia	358,749	3,449	Turkiye Halk Bankasi AS	190,425	666
Tokuyama Corp	436,000	2,582	Turkiye Vakiflar Bankasi Tao	1,392,087	1,575

		6,539	United Overseas Bank Ltd	664,000	5,158

			VTB Bank OJSC	147,439	271

Chemicals - Specialty (0.03%)
					97,356

Lintec Corp	21,814	297
			Commercial Services (0.56%)
Circuit Boards (0.34%)			Aggreko PLC	340,647	2,913
Ibiden Co Ltd	138,500	4,017	Daiseki Co Ltd	12,700	243
			Intertek Group PLC	228,417	3,450

Coal (0.16%)					6,606

Banpu Public Co Ltd (a)	57,700	466
Tambang Batubara Bukit Asam Tbk PT	1,069,000	959	Computer Data Security (0.34%)
Yanzhou Coal Mining Co Ltd	537,995	509	Gemalto NV (a)	124,974	3,960

		1,934

See accompanying notes

126

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.43%)			Diversified Minerals (continued)
CGI Group Inc (a)	474,300 $	4,205	BHP Billiton Ltd	578,547 $	13,989
CSK Holdings Corp	41,500	218	BHP Billiton PLC	272,098	5,732
Infosys Technologies Ltd ADR	22,601	697	Xstrata PLC	1,112,229	9,996

		5,120			37,855

Computers (0.34%)			Diversified Operations (2.06%)
Acer Inc	463,285	887	Groupe Bruxelles Lambert SA	65,775	4,783
Compal Electronics Inc	1,064,000	904	GS Holdings Corp	14,980	360
HTC Corp	74,000	1,002	Haci Omer Sabanci Holding AS ADR	3	-
Quanta Computer Inc	629,000	939	Hutchison Whampoa Ltd	1,286,000	7,633
Wincor Nixdorf AG	5,221	262	Inmarsat PLC	640,662	4,608

		3,994	LG Corp	19,601	866

			Mitie Group PLC	156,010	483
Computers - Integrated Systems (0.02%)
Ingenico	14,906	274	Noble Group Ltd	4,853,400	4,262
			Shanghai Industrial Holdings Ltd	370,000	1,275

Computers - Peripheral Equipment (0.04%)					24,270

Lite-On Technology Corp	541,000	433	E-Commerce - Services (0.44%)
			Rakuten Inc	10,222	5,162
Consulting Services (0.04%)
Bureau Veritas SA	11,432	469	Electric - Generation (0.07%)
			Huaneng Power International Inc	1,202,000	822
Cosmetics & Toiletries (0.04%)
Natura Cosmeticos SA	40,700	483	Electric - Integrated (3.27%)
			Atco Ltd	17,900	515
Diversified Banking Institutions (4.34%)
			Centrais Eletricas Brasileiras SA (a)	44,671	576
Barclays PLC	1,086,737	4,526
			Cia Paranaense de Energia	46,700	584
BNP Paribas	166,758	8,881
			E.ON AG	293,460	9,882
Credit Agricole SA	356,546	5,284
			Emera Inc	125,700	2,081
Credit Suisse Group AG	50,962	1,991
			Empresa Nacional de Electricidad SA/Chile	465,066	594
Deutsche Bank AG	67,468	3,588
			Enel SpA	1,078,658	5,898
HSBC Holdings PLC	2,434,041	17,302
			GDF Suez	182,411	6,589
Mitsubishi UFJ Financial Group Inc	1,028,600	5,580
			Okinawa Electric Power Co Inc/The	3,100	147
UBS AG	286,949	4,010

			Public Power Corp SA	198,008	3,843
		51,162

			Reliance Infrastructure Ltd	33,823	470
Diversified Financial Services (0.34%)			RWE AG	91,786	6,625
China Development Financial Holding Corp	1,708,000	436	Tenaga Nasional BHD	356,800	737

Hana Financial Group Inc	83,140	1,432			38,541

International Personal Finance	155,784	336
			Electric - Transmission (0.35%)
Korea Investment Holdings Co Ltd	13,520	343
			Terna Rete Elettrica Nazionale SpA	1,289,777	4,160
SinoPac Financial Holdings Co Ltd	1,539,000	405
Yuanta Financial Holding Co Ltd (a)	1,795,000	1,053	Electric Products - Miscellaneous (0.17%)

		4,005	LG Electronics Inc	16,156	1,335

Diversified Manufacturing Operations (0.32%)			Vossloh AG	6,081	626

Cookson Group PLC	1,234,600	356			1,961

Smiths Group PLC	293,616	3,186	Electronic Components - Miscellaneous (0.46%)
Ten Cate NV	15,009	289	AU Optronics Corp	400,000	414

		3,831	Chemring Group PLC	17,717	553

Diversified Minerals (3.21%)			Hon Hai Precision Industry Co Ltd	166,506	481
Anglo American PLC	328,573	7,213	Hosiden Corp	27,700	337
Anglo American PLC	41,563	925	LG Display Co Ltd	17,070	417

See accompanying notes

127

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Food - Catering (continued)
(continued)			Sodexo	68,267 $	3,296

Nippon Electric Glass Co Ltd	400,000 $	3,204

					7,712

		5,406

			Food - Miscellaneous/Diversified (1.74%)
Electronic Components - Semiconductors (0.49%)			Fuji Oil Co Ltd	38,200	378
MediaTek Inc	82,000	854
			Maruha Nichiro Holdings Inc	155,000	204
Samsung Electronics Co Ltd	10,549	4,868

			Nestle SA	575,220	18,829
		5,722

			Tiger Brands Ltd	41,665	652
E-Marketing & Information (0.03%)			Unicharm Petcare Corp	9,100	244
CyberAgent Inc	571	369	Viscofan SA	9,059	170

					20,477

Engineering - Research & Development Services (0.33%)
COMSYS Holdings Corp	40,000	324	Food - Retail (1.28%)
			Cia Brasileira de Distribuicao Grupo Pao de
Imtech NV	20,192	317
			Acucar ADR	23,220	750
Larsen & Toubro Ltd (b)	20,237	379
			Colruyt SA	14,254	3,248
Toyo Engineering Corp	121,000	383
			Jeronimo Martins SGPS SA	45,892	260
WorleyParsons Ltd	187,257	2,486

			Koninklijke Ahold NV	630,599	6,952
		3,889

			WM Morrison Supermarkets PLC	1,054,158	3,848

Enterprise Software & Services (0.47%)					15,058

Autonomy Corp PLC (a)	251,729	5,329
			Forestry (0.21%)
Aveva Group PLC	22,383	187

			Sino-Forest Corp (a)	285,600	2,499
		5,516

Entertainment Software (0.23%)			Gas - Distribution (0.18%)
Capcom Co Ltd	154,100	2,659	Canadian Utilities Ltd	61,400	1,775
			Korea Gas Corp	12,135	404

Feminine Health Care Products (0.02%)					2,179

Hengan International Group Co Ltd	70,000	293
			Gold Mining (2.21%)
			Agnico-Eagle Mines (a)	63,165	2,792
Finance - Consumer Loans (0.02%)
Provident Financial PLC	18,406	232	Barrick Gold Corp. (a)	214,531	6,211
			Franco-Nevada Corp	11,300	240
Finance - Credit Card (0.11%)			Gold Fields Ltd	87,666	915
Redecard SA	105,912	1,333	Harmony Gold Mining Co Ltd (a)	84,712	791
			IAMGOLD Corp (a)	323,897	2,581
Finance - Investment Banker & Broker (0.25%)			Lihir Gold Ltd (a)	2,384,031	5,198
Daishin Securities Co Ltd	18,110	252	Newcrest Mining Ltd	276,783	6,023
ICAP PLC	68,020	377	Randgold Resources Ltd	8,259	399
KGI Securities Co Ltd	728,000	263	Red Back Mining Inc (a)	60,962	422
Nomura Holdings Inc	336,300	2,008	Zijin Mining Group Co Ltd	582,000	451

		2,900			26,023

Finance - Other Services (0.28%)			Import & Export (2.00%)
Osaka Securities Exchange Co Ltd	82	259	ITOCHU Corp	977,000	5,211
TMX Group Inc	112,300	3,020	Marubeni Corp	1,080,000	3,898

		3,279	Mitsubishi Corp	509,600	7,803

Fisheries (0.23%)			Sumitomo Corp	767,800	6,641

Toyo Suisan Kaisha Ltd	141,000	2,748			23,553

			Industrial Gases (0.62%)
Food - Catering (0.65%)
			Air Liquide SA	24,281	1,987
Compass Group PLC	921,434	4,416
			Air Water Inc	51,000	419

See accompanying notes

128

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (continued)			Medical - Drugs (continued)
Linde AG	61,598 $	4,916	Kyorin Co Ltd	17,000 $	197

		7,322	Miraca Holdings Inc	20,700	420

			Novartis AG	333,795	12,692
Instruments - Controls (0.02%)
Rotork PLC	21,797	263	Novo Nordisk A/S	104,567	5,005
			Roche Holding AG	122,494	15,508
Internet Application Software (0.13%)			Sanofi-Aventis SA	26,709	1,547
Access Co Ltd (a)	108	223	Shire PLC	241,449	3,038

Tencent Holdings Ltd	146,664	1,306			68,245

		1,529	Medical - Generic Drugs (0.17%)

Internet Content - Entertainment (0.03%)			Teva Pharmaceutical Industries Ltd ADR	40,971	1,798
Shanda Interactive Entertainment Ltd ADR (a)	7,184	344	Towa Pharmaceutical Co Ltd	4,700	179

					1,977

Internet Content - Information & News (0.05%)
			Medical - Hospitals (0.02%)
Kakaku.com Inc	188	642
			Rhoen Klinikum AG	13,529	283
Investment Companies (0.37%)
			Medical - Nursing Homes (0.04%)
Investor AB	269,923	3,942
			Orpea (a)	10,842	447
Pargesa Holding SA	5,841	373

		4,315	Medical - Wholesale Drug Distribution (0.02%)

Investment Management & Advisory Services (0.23%)			Alapis Holding Industrial and Commercial
Aberdeen Asset Management PLC	1,412,250	2,768	SA of Pharmaceutical Chemical & Organic
			Products	260,620	265
Leisure & Recreation Products (0.03%)
			Medical Products (0.06%)
Fields Corp	244	322
			SSL International PLC	94,664	667
Life & Health Insurance (0.29%)
			Metal - Copper (0.24%)
Cathay Financial Holding Co Ltd	258,000	289
			Antofagasta PLC	115,264	1,006
China Life Insurance Co Ltd	665,000	2,347
			Inmet Mining Corp	42,824	1,484
Sanlam Ltd	440,468	827

			Sterlite Industries India Ltd ADR	41,761	355

		3,463

					2,845

Machinery - Farm (0.31%)
			Metal - Diversified (0.95%)
Kubota Corp	619,000	3,691
			Boliden AB	52,089	334
Machinery - General Industry (0.03%)			KGHM Polska Miedz SA	28,195	500
STX Engine Co Ltd	14,540	358	MMC Norilsk Nickel ADR	77,594	640
			Rio Tinto Ltd	208,649	9,770

Medical - Biomedical/Gene (0.45%)					11,244

CSL Ltd/Australia	205,659	5,144
			Metal - Iron (0.02%)
Genmab A/S (a)	5,475	213	Mount Gibson Iron Ltd (a)	546,523	250

		5,357

Medical - Drugs (5.79%)			Metal Processors & Fabrication (0.09%)
Actelion Ltd (a)	105,969	4,851	Aurubis AG	7,552	214
AstraZeneca PLC	252,450	8,907	Jiangxi Copper Co Ltd	461,000	549
China Pharmaceutical Group Ltd	1,556,000	781	TK Corp	11,572	318

Chugai Pharmaceutical Co Ltd	192,700	3,566			1,081

Cipla Ltd/India	99,069	477	Miscellaneous Manufacturers (0.03%)
GlaxoSmithKline PLC	358,531	5,564	Faiveley SA	4,312	317
Grifols SA	177,066	3,123
Hisamitsu Pharmaceutical Co Inc	90,800	2,569

See accompanying notes

129

Schedule of Investments
Diversified International Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Mortgage Banks (0.05%)			Oil Company - Integrated (continued)
Home Capital Group Inc	25,000 $	577	BP PLC	1,792,558 $	12,795
			China Petroleum & Chemical Corp	3,322,000	2,606
Multi-Line Insurance (2.76%)			ENI SpA	557,601	12,136
ACE Ltd	94,258	4,366	LUKOIL ADR	50,414	2,224
Allianz SE	52,735	4,858	PetroChina Co Ltd	1,451,494	1,285
AXA SA	192,355	3,244	Petroleo Brasileiro SA ADR	175,718	5,899
Baloise Holding AG	94,000	6,976	Rosneft Oil Co	375,005	1,969
Ping An Insurance Group Co of China Ltd	161,032	1,008	Royal Dutch Shell PLC - A Shares	390,165	9,079
Sampo Oyj	285,443	5,374	Royal Dutch Shell PLC - B Shares	228,706	5,268
Zurich Financial Services	35,772	6,713	Sasol Ltd	36,613	1,116

		32,539	Total SA	324,925	16,485

Multimedia (0.83%)					84,250

Informa PLC	82,351	362	Oil Refining & Marketing (0.37%)
Vivendi	349,650	9,470	DCC Plc	22,388	406

		9,832	Petroplus Holdings AG (a)	13,991	241

Non-Ferrous Metals (0.05%)			Reliance Industries Ltd (c)	23,064	1,757
Korea Zinc Co Ltd	5,582	603	SK Holdings Co Ltd	11,394	1,057
			S-Oil Corp	10,682	499
Office Automation & Equipment (0.23%)			Tupras-Turkiye Petrol Rafinerileri AS	35,821	358

Neopost SA	32,491	2,763			4,318

Oil - Field Services (0.48%)			Paper & Related Products (0.03%)
Bourbon SA	6,563	248	Mitsubishi Paper Mills Ltd	110,000	163
China Oilfield Services Ltd	506,000	419	Norske Skogindustrier ASA	88,928	211

Core Laboratories NV	4,912	409			374

Fred Olsen Energy ASA	8,400	269	Petrochemicals (0.09%)
John Wood Group PLC	115,047	407	Honam Petrochemical Corp	10,032	598
Petrofac Ltd	409,472	3,480	LG Chem Ltd	2,784	307
SBM Offshore NV	26,258	427	PTT Chemical PLC (a)(b)	153,700	183

		5,659			1,088

Oil & Gas Drilling (0.54%)			Pharmacy Services (0.02%)
Seadrill Ltd	319,623	3,486	SXC Health Solutions Corp (a)	11,400	227
Transocean Ltd (a)	43,401	2,928

		6,414	Pipelines (0.42%)

			TransCanada Corp (a)	200,100	4,994
Oil Company - Exploration & Production (2.15%)
Beach Petroleum Ltd	498,413	279	Platinum (0.06%)
Canadian Oil Sands Trust	178,500	3,686	Impala Platinum Holdings Ltd	38,530	746
CNOOC Ltd	1,190,000	1,334
EnCana Corp (a)	153,398	7,030	Property & Casualty Insurance (2.05%)
Gazprom OAO ADR	20,250	362	Admiral Group PLC	18,211	245
Gazprom OAO (a)(b)(c)	6,868	304	Amlin PLC	486,234	2,595
Gazprom OAO (a)	124,725	2,208	Beazley Group PLC	236,532	355
Origin Energy Ltd	407,645	4,826	Catlin Group Ltd	47,447	247
Talisman Energy (a)	386,300	4,840	Hiscox Ltd	72,937	363
TriStar Oil and Gas Ltd (a)	49,500	446	Hyundai Marine & Fire Insurance Co Ltd	61,660	714

		25,315	Lancashire Holdings Ltd (a)	44,962	319

			Mitsui Sumitomo Insurance Group Holdings
Oil Company - Integrated (7.15%)
			Inc	257,100	6,974
BG Group PLC	827,980	13,388
			PICC Property & Casualty Co Ltd	494,000	282

See accompanying notes

130

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Retail - Apparel & Shoe (0.57%)
RSA Insurance Group PLC	2,415,587 $	4,689	Aoyama Trading Co Ltd	16,800 $	241
Tokio Marine Holdings Inc	278,900	7,339	Fast Retailing Co Ltd	50,543	5,279

		24,122	Point Inc	4,690	209

			Truworths International Ltd	239,143	960

Protection - Safety (0.01%)
Nohmi Bosai Ltd	23,000	171			6,689

			Retail - Bookstore (0.04%)
Public Thoroughfares (0.43%)			WH Smith PLC	70,484	438
Atlantia SpA	201,880	3,587
Macquarie Infrastructure Group	1,172,968	1,151	Retail - Building Products (0.31%)
Zhejiang Expressway Co Ltd	442,000	380	Kingfisher PLC	1,191,480	3,280

		5,118	Kohnan Shoji Co Ltd	42,400	372

					3,652

Publishing - Books (0.30%)
Reed Elsevier NV	323,607	3,579	Retail - Computer Equipment (0.03%)
			Game Group PLC	134,774	395
Real Estate Management & Services (0.48%)
Fabege AB	58,081	248	Retail - Consumer Electronics (0.07%)
Mitsubishi Estate Co Ltd	394,000	5,126	JB Hi-Fi Ltd	57,346	568
PSP Swiss Property AG (a)	6,547	308	K's Holdings Corp	15,800	284

		5,682			852

Real Estate Operator & Developer (1.80%)			Retail - Convenience Store (0.62%)
Africa Israel Investments Ltd	3,780	59	Alimentation Couche Tard Inc	27,500	301
Brookfield Asset Management Inc (a)	306,638	4,697	Circle K Sunkus Co Ltd	23,000	322
Cheung Kong Holdings Ltd	517,000	5,383	FamilyMart Co Ltd	127,300	3,498
Great Eagle Holdings Ltd	114,000	159	Lawson Inc	80,900	3,133

Mitsui Fudosan Co Ltd	386,000	4,838			7,254

Rossi Residencial SA	30,331	107
			Retail - Home Furnishings (0.42%)
Shimao Property Holdings Ltd	459,500	518	Nitori Co Ltd	88,214	4,964
Shun Tak Holdings Ltd	780,000	349
Sun Hung Kai Properties Ltd	488,000	5,085	Retail - Hypermarkets (0.03%)

		21,195	Magnit OAO (a)	45,763	364

Reinsurance (0.89%)
			Retail - Major Department Store (0.03%)
Hannover Rueckversicherung AG	94,951	3,078
			Lotte Shopping Co Ltd	1,748	305
Muenchener Rueckversicherungs AG	54,291	7,413

		10,491	Retail - Miscellaneous/Diversified (0.04%)

REITS - Diversified (0.08%)			Dufry South America Ltd (a)	23,785	197
Champion REIT	885,000	204	Ryohin Keikaku Co Ltd	5,900	225

Suntec Real Estate Investment Trust	575,258	286			422

Wereldhave NV	6,089	420	Retail - Pubs (0.04%)

		910	Enterprise Inns PLC	170,226	414

REITS - Office Property (0.33%)
Commonwealth Property Office Fund	748,259	443	Retail - Restaurants (0.02%)
			Saizeriya Co Ltd	19,400	218
ICADE	2,593	201
Nippon Building Fund Inc	367	2,973
			Rubber & Plastic Products (0.02%)
Orix JREIT Inc	79	297

			Kureha Corp	63,000	267
		3,914

REITS - Shopping Centers (0.05%)			Satellite Telecommunications (0.26%)
Vastned Retail NV	13,778	609	Eutelsat Communications	139,238	3,034
See accompanying notes

131

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.27%)			Telephone - Integrated (continued)
Benesse Corp	82,400 $	3,142	Telecom Italia SpA	3,537,584 $	4,507
			Telefonica SA	570,302	10,873
Security Services (0.30%)			Telefonos de Mexico SAB de CV ADR	49,493	792
G4S PLC	1,139,274	3,183	Telkom SA Ltd	51,567	653

Prosegur Cia de Seguridad SA	12,767	366			38,497

		3,549

			Tobacco (1.85%)
Semiconductor Component - Integrated Circuits (0.40%)			British American Tobacco PLC	350,988	8,510
Advanced Semiconductor Engineering Inc (a)	1,084,000	583	Imperial Tobacco Group PLC	300,488	6,895
Siliconware Precision Industries Co (a)	356,000	447	ITC Ltd	101,788	384
Taiwan Semiconductor Manufacturing Co Ltd	2,060,075	3,438	Japan Tobacco Inc	1,937	4,851
Transcend Information Inc	83,000	228	KT&G Corp	12,747	702

		4,696	Souza Cruz SA (a)	19,700	419

Semiconductor Equipment (0.36%)					21,761

ASML Holding NV	204,892	4,218	Toys (0.78%)
			Nintendo Co Ltd	34,400	9,177
Shipbuilding (0.11%)
Hyundai Heavy Industries	3,390	607	Transport - Marine (0.06%)
Samsung Heavy Industries Co Ltd	30,080	713	Hanjin Shipping Co Ltd	24,750	376

		1,320	Inui Steamship Co Ltd	46,500	304

Soap & Cleaning Products (0.57%)					680

Reckitt Benckiser Group PLC	170,700	6,735	Transport - Rail (1.34%)
			Canadian National Railway (a)	151,000	6,104
Steel - Producers (0.42%)
			East Japan Railway Co	85,300	4,809
China Steel Corp (a)	719,000	556
			MTR Corp	1,926,500	4,897

Evraz Group SA (b)	39,616	521
					15,810

Godo Steel Ltd	113,000	291
POSCO ADR	18,538	1,427	Transport - Services (0.31%)
Tokyo Steel Manufacturing Co Ltd	207,662	2,114	Koninklijke Vopak NV (a)	11,817	525

		4,909	SMRT Corp Ltd	222,000	232

			Viterra Inc (a)	405,180	2,954

Telecommunication Services (0.76%)
					3,711

Cable & Wireless PLC	1,631,480	3,620
China Communications Services Corp Ltd	710,000	422	Transport - Truck (0.03%)
Digi.Com BHD	31,126	195	Hitachi Transport System Ltd	32,400	332
Indosat Tbk PT	681,128	360
			Travel Services (0.04%)
Telefonica O2 Czech Republic AS	33,351	719
			HIS Co Ltd	12,400	195
Telekomunikasi Indonesia Tbk PT	1,179,000	874
			Thomas Cook Group PLC	85,753	333

Telenet Group Holding NV (a)	144,924	2,825

					528

		9,015

			Water (0.05%)
Telephone - Integrated (3.27%)
			Cia de Saneamento Basico do Estado de Sao
Bezeq Israeli Telecommunication Corp Ltd	420,710	662
			Paulo (a)	7,904	112
France Telecom SA	87,525	1,954	Northumbrian Water Group PLC	126,622	419

KDDI Corp	931	4,173			531

Koninklijke (Royal) KPN NV	458,714	5,529
KT Corp	7,990	233	Web Portals (0.04%)
Philippine Long Distance Telephone Co	19,710	891	So-net Entertainment Corp	222	516
Rostelecom ADR	9,043	495
			Wireless Equipment (0.96%)
Softbank Corp	482,800	7,588
			Nokia OYJ	266,812	3,858
Tele Norte Leste Participacoes SA (a)	9,401	147

See accompanying notes

132

     Schedule of Investments Diversified International Fund April 30, 2009 (unaudited)

			(a) Non-Income Producing Security
	Shares	Value	(b) Market value is determined in accordance with procedures established in
	Held	(000's)	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $1,632 or 0.14% of net assets.
COMMON STOCKS (continued)			(c) Security exempt from registration under Rule 144A of the Securities Act
Wireless Equipment (continued)			of 1933. These securities may be resold in transactions exempt from
Telefonaktiebolaget LM Ericsson	848,941 $	7,493	registration, normally to qualified institutional buyers. Unless otherwise

			indicated, these securities are not considered illiquid. At the end of the
		11,351
			period, the value of these securities totaled $2,061 or 0.17% of net

TOTAL COMMON STOCKS	$ 1,148,942		assets.

PREFERRED STOCKS (0.63%)			Unrealized Appreciation (Depreciation)
Commercial Banks (0.14%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Banco Itau Holding Financeira SA	116,301	1,615	of investments held by the fund as of the period end were as follows:

Diversified Minerals (0.29%)			Unrealized Appreciation	$ 71,574
Cia Vale do Rio Doce	242,380	3,404	Unrealized Depreciation	(297,332)

			Net Unrealized Appreciation (Depreciation)	(225,758)
Electric - Distribution (0.04%)			Cost for federal income tax purposes	1,395,595
Eletropaulo Metropolitana Eletricidade de			All dollar amounts are shown in thousands (000's)
Sao Paulo SA	33,929	443

Investment Companies (0.07%)
Bradespar SA (a)	70,185	876
Lereko Mobility Pty Ltd (a)	3,348	13

		889

Steel - Producers (0.09%)
Usinas Siderurgicas de Minas Gerais SA	73,429	1,089

TOTAL PREFERRED STOCKS	$ 7,440

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (1.14%)
Diversified Banking Institutions (1.14%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,485$	4,485
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,485	4,485
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,575,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,485	4,485

		13,455

TOTAL REPURCHASE AGREEMENTS	$ 13,455

Total Investments	$ 1,169,837
Other Assets in Excess of Liabilities, Net - 0.79%		9,272

TOTAL NET ASSETS - 100.00%	$ 1,179,109

See accompanying notes

133

Schedule of Investments
Diversified International Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

Japan	17.96%
United Kingdom	17.42%
Switzerland	8.37%
Canada	7.27%
France	6.70%
Germany	4.22%
Australia	4.16%
Italy	3.60%
Hong Kong	3.29%
Netherlands	3.19%
Spain	2.92%
Korea, Republic Of	1.89%
China	1.86%
Brazil	1.85%
Belgium	1.62%
Singapore	1.62%
Taiwan, Province Of China	1.32%
United States	1.14%
Sweden	1.02%
Russian Federation	0.79%
Finland	0.78%
South Africa	0.75%
India	0.64%
Ireland	0.59%
Greece	0.57%
Norway	0.44%
Denmark	0.44%
Papua New Guinea	0.44%
Bermuda	0.39%
Indonesia	0.37%
Mexico	0.34%
Israel	0.29%
Turkey	0.22%
Thailand	0.15%
Malaysia	0.15%
Poland	0.11%
Czech Republic	0.11%
Philippines	0.08%
Chile	0.05%
Luxembourg	0.04%
Jersey, Channel Islands	0.03%
Portugal	0.02%
Other Assets in Excess of Liabilities, Net	0.79%

TOTAL NET ASSETS	100.00%

See accompanying notes

134

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.08%)			COMMON STOCKS (continued)
Aerospace & Defense (0.53%)			Diversified Banking Institutions (1.40%)
Raytheon Co	210,100 $	9,503	JP Morgan Chase & Co	757,100$	24,984

Agricultural Operations (1.07%)			Diversified Manufacturing Operations (4.77%)
Archer-Daniels-Midland Co	774,400	19,066	3M Co	207,000	11,923
			General Electric Co	1,180,700	14,936
Apparel Manufacturers (1.11%)			Honeywell International Inc	420,700	13,130
VF Corp	334,300	19,814	Parker Hannifin Corp	523,700	23,750
			Siemens AG ADR	319,800	21,404

Applications Software (1.57%)
					85,143

Microsoft Corp	1,385,000	28,060
			Diversified Minerals (0.80%)
Auto - Car & Light Trucks (0.92%)			BHP Billiton Ltd ADR	296,500	14,273
Daimler AG	458,588	16,372
			Electric - Integrated (5.64%)
Auto - Medium & Heavy Duty Trucks (0.72%)			FPL Group Inc	813,700	43,769
Paccar Inc	360,500	12,776	Progress Energy Inc	1,000,400	34,134
			Xcel Energy Inc	1,231,000	22,699

Auto/Truck Parts & Equipment - Original (0.38%)					100,602

Johnson Controls Inc	357,400	6,794
			Electric Products - Miscellaneous (1.24%)
Beverages - Non-Alcoholic (1.37%)			Emerson Electric Co	648,800	22,085
Coca-Cola Co/The	567,800	24,444
			Electronic Components - Semiconductors (3.30%)
Beverages - Wine & Spirits (0.29%)			Intel Corp	3,034,200	47,879
Diageo PLC ADR	107,800	5,158	Microchip Technology Inc	477,900	10,992

					58,871

Brewery (0.33%)
			Fiduciary Banks (2.31%)
Molson Coors Brewing Co	152,700	5,841
			Bank of New York Mellon Corp/The	1,621,380	41,313
Cellular Telecommunications (0.92%)
			Food - Miscellaneous/Diversified (1.73%)
Vodafone Group PLC ADR	894,662	16,417
			Kraft Foods Inc	1,321,123	30,914
Chemicals - Diversified (0.86%)
			Food - Retail (0.45%)
EI Du Pont de Nemours & Co	553,400	15,440
			Safeway Inc	404,400	7,987
Commercial Banks (0.55%)
			Food - Wholesale & Distribution (0.51%)
Bank of Nova Scotia	343,600	9,779
			Sysco Corp	387,900	9,050
Commercial Services - Finance (0.62%)
			Forestry (0.59%)
Automatic Data Processing Inc	313,300	11,028
			Weyerhaeuser Co	298,500	10,525
Computers (1.09%)
			Gas - Distribution (1.84%)
Hewlett-Packard Co	538,800	19,386
			Sempra Energy	714,600	32,886
Consumer Products - Miscellaneous (0.48%)
			Industrial Gases (0.57%)
Clorox Co	153,500	8,604
			Air Products & Chemicals Inc	154,100	10,155
Cosmetics & Toiletries (0.49%)
			Investment Management & Advisory Services (1.28%)
Procter & Gamble Co	176,000	8,701
			AllianceBernstein Holding LP	317,587	5,564
Distribution & Wholesale (1.36%)			Franklin Resources Inc	286,600	17,334

Genuine Parts Co	713,641	24,235			22,898

See accompanying notes

135

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (0.40%)			Pipelines (continued)
Unum Group	438,000 $	7,157	Spectra Energy Corp	693,900 $	10,062

					38,033

Machinery - Farm (1.55%)
			Regional Banks (1.79%)
Deere & Co	671,500	27,706
			PNC Financial Services Group Inc	130,700	5,189
Medical - Drugs (7.52%)			US Bancorp	513,500	9,356
Abbott Laboratories	750,100	31,392	Wells Fargo & Co	866,700	17,342

Bristol-Myers Squibb Co	1,823,200	35,005			31,887

Merck & Co Inc/NJ	645,500	15,647	REITS - Diversified (0.28%)
Novartis AG ADR	211,700	8,026	Vornado Realty Trust	100,651	4,921
Schering-Plough Corp	619,700	14,265
Wyeth	706,200	29,943	REITS - Healthcare (1.62%)

		134,278	HCP Inc	878,100	19,274

			Health Care REIT Inc	282,100	9,611

Medical - Generic Drugs (1.39%)
					28,885

Teva Pharmaceutical Industries Ltd ADR	566,900	24,881
			REITS - Mortgage (1.21%)
Medical Instruments (0.90%)			Annaly Capital Management Inc	1,533,400	21,575
Medtronic Inc	504,000	16,128
			REITS - Shopping Centers (0.77%)
Medical Products (1.02%)			Kimco Realty Corp	1,138,000	13,679
Johnson & Johnson	346,300	18,132
			REITS - Warehouse & Industrial (0.27%)
Metal - Aluminum (0.34%)			AMB Property Corp	251,800	4,807
Alcoa Inc	675,400	6,126
			Retail - Discount (3.64%)
Multi-Line Insurance (4.55%)			Costco Wholesale Corp	242,900	11,805
ACE Ltd	994,600	46,070	Wal-Mart Stores Inc	1,056,900	53,268

Allstate Corp/The	750,909	17,519			65,073

MetLife Inc	595,900	17,728

			Retail - Drug Store (0.40%)
		81,317

			CVS Caremark Corp	223,600	7,106
Multimedia (0.80%)
Walt Disney Co/The	649,100	14,215	Retail - Restaurants (1.59%)
			McDonald's Corp	534,100	28,462
Oil Company - Exploration & Production (2.03%)
Enerplus Resources Fund	668,100	12,614	Savings & Loans - Thrifts (0.78%)
Penn West Energy Trust	1,425,600	15,639	Hudson City Bancorp Inc	1,112,100	13,968
XTO Energy Inc	232,300	8,051

		36,304	Semiconductor Component - Integrated Circuits (1.50%)

			Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (2.39%)			Ltd ADR	2,529,785	26,740
Chevron Corp	312,200	20,636
Marathon Oil Corp	584,100	17,348	Telecommunication Services (0.92%)
Total SA ADR	94,300	4,689	BCE Inc	767,500	16,424

		42,673

			Telephone - Integrated (5.90%)
Oil Refining & Marketing (0.53%)			AT&T Inc	1,920,500	49,203
Valero Energy Corp	475,700	9,438	Verizon Communications Inc	1,575,300	47,795
			Windstream Corp	1,006,284	8,352

Pipelines (2.13%)
					105,350

Enterprise Products Partners LP	687,518	16,219
Kinder Morgan Energy Partners LP	246,073	11,752

See accompanying notes

136

Schedule of Investments Equity Income Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (5.09%)
Television (1.31%)			Diversified Banking Institutions (5.09%)
CBS Corp	3,332,983 $	23,464	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Tobacco (0.62%)			dated 04/30/09 maturing 05/01/09
Lorillard Inc	175,400	11,073	(collateralized by Sovereign Agency
			Issues; $30,888,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 30,283$	30,283
Toys (2.21%)
			Investment in Joint Trading Account;
Mattel Inc	2,643,494	39,547	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Transport - Rail (2.63%)			(collateralized by Sovereign Agency
Norfolk Southern Corp	348,700	12,442	Issues; $30,888,000; 0.93% - 5.00%; dated
Union Pacific Corp	703,400	34,565	03/30/10 - 01/08/14)	30,283	30,283

		47,007	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;

TOTAL COMMON STOCKS	$ 1,679,460		0.12% dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
PREFERRED STOCKS (0.09%)			Issues; $30,888,000; 1.00% - 7.125%;
Regional Banks (0.03%)			dated 05/04/09 - 02/15/30)	30,282	30,282

National City Capital Trust III	37,700	595			90,848

			TOTAL REPURCHASE AGREEMENTS	$ 90,848

Special Purpose Entity (0.06%)
National City Capital Trust IV	47,900	953	Total Investments	$ 1,786,433

TOTAL PREFERRED STOCKS	$ 1,548		Liabilities in Excess of Other Assets, Net - (0.07)%		(1,233)

	Principal		TOTAL NET ASSETS - 100.00%	$ 1,785,200

	Amount	Value
	(000's)	(000's)

			(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
BONDS (0.80%)

Diversified Banking Institutions (0.54%)			Unrealized Appreciation (Depreciation)
Bank of America Corp			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
8.00%, 12/29/2049 (a)	$ 17,030	9,676	of investments held by the fund as of the period end were as follows:

Telecommunication Services (0.22%)			Unrealized Appreciation	$ 120,118
Telus Corp			Unrealized Depreciation		(407,219)

8.00%, 6/ 1/2011	3,775	4,009	Net Unrealized Appreciation (Depreciation)		(287,101)
			Cost for federal income tax purposes		2,073,534
Television (0.04%)
			All dollar amounts are shown in thousands (000's)
CBS Corp
7.88%, 9/ 1/2023	950	691

			Portfolio Summary (unaudited)

TOTAL BONDS	$ 14,376

			Sector		Percent

U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial		22.93%
OBLIGATIONS (0.01%)			Consumer, Non-cyclical		18.78%
Federal Home Loan Mortgage Corporation			Consumer, Cyclical		12.33%
(FHLMC) (0.01%)			Industrial		10.72%
6.50%, 9/ 1/2030	133	143	Communications		10.12%
7.00%, 9/ 1/2030	54	58	Utilities		7.48%

		201	Technology		7.45%
			Energy		7.08%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Basic Materials		3.17%
AGENCY OBLIGATIONS	$ 201		Mortgage Securities		0.01%

			Liabilities in Excess of Other Assets, Net		(0.07%)

			TOTAL NET ASSETS		100.00%

See accompanying notes

137

Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (37.37%)				COMMON STOCKS (continued)
Advertising Services (0.03%)				Commercial Banks (1.32%)
Groupe Aeroplan Inc	2,600 $		16	Australia & New Zealand Banking Group Ltd	5,558 $		64
				Banco Santander SA	10,397		100
Aerospace & Defense (0.29%)				Bank of Hawaii Corp	847		30
Finmeccanica SpA	2,172		31	Bank of Novia Scotia (a)	2,100		60
General Dynamics Corp	922		47	BB&T Corp	2,123		49
MTU Aero Engines Holding AG	1,038		35	Canadian Imperial Bank of Commerce (a)	1,000		45
Raytheon Co	1,081		49	Commonwealth Bank of Australia	1,468		37

			162	Cullen/Frost Bankers Inc	796		37

Aerospace & Defense Equipment (0.13%)				Dexia SA	7,882		39
United Technologies Corp	1,553		76	Fortis	19,528		49
				Hang Seng Bank Ltd	1,600		18
Auto - Car & Light Trucks (0.51%)				Lloyds Banking Group PLC	22,252		37
Honda Motor Co Ltd	3,000		86	National Australia Bank Ltd	1,800		27
Nissan Motor Co Ltd	12,500		65	Royal Bank of Canada (a)	2,000		71
Toyota Motor Corp	2,900		113	Torinto Dominion Bank (a)	1,300		51
Volvo AB	3,124		21	Yamaguchi Financial Group Inc	3,000		29

			285				743

Beverages - Non-Alcoholic (0.07%)				Commercial Services (0.04%)
Coca-Cola Enterprises Inc	2,281		39	PHH Corp (a)	1,235		21

Brewery (0.07%)				Computers (0.12%)
Foster's Group Ltd	10,717		41	Apple Inc (a)	181		23
				IBM Corp	243		25
Building - Heavy Construction (0.10%)
				Japan Digital Laboratory Co Ltd	2,300		20

Vinci SA	1,189		54
							68

Building & Construction - Miscellaneous (0.05%)				Consumer Products - Miscellaneous (0.08%)
Bouygues SA	692		30	Kimberly-Clark Corp	908		45

Building Products - Cement & Aggregate (0.12%)				Containers - Metal & Glass (0.04%)
Cementos Portland Valderrivas SA	1,135		34	Rexam PLC	5,123		24
CRH PLC	1,247		33

			67	Distribution & Wholesale (0.04%)

				Inaba Denki Sangyo Co Ltd	1,100		23
Cable/Satellite TV (0.04%)
Comcast Corp - Class A	1,466		23	Diversified Banking Institutions (0.94%)
				Bank of America Corp	7,132		64
Cellular Telecommunications (0.34%)
				Barclays PLC	12,638		52
NTT DoCoMo Inc	23		32
				BNP Paribas	865		46
T-Gaia Corp	27		33
				Credit Agricole SA	3,652		54
Vodafone Group PLC	70,013		129

				HSBC Holdings PLC	22,362		159
			194

				JP Morgan Chase & Co	2,724		90
Chemicals - Diversified (0.02%)				Mitsubishi UFJ Financial Group Inc	7,200		39
Solvay SA	156		13	Morgan Stanley	1,144		27

							531

Chemicals - Specialty (0.04%)
WR Grace & Co (a)	2,796		25	Diversified Financial Services (0.11%)
				Hitachi Capital Corp	2,000		22
Coal (0.03%)				Power Corp Of Canada	2,200		41

Foundation Coal Holdings Inc	1,009		16				63

See accompanying notes

138

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.24%)				Food - Retail (0.07%)
General Electric Co	9,202 $		117	Delhaize Group	567 $		38
Honeywell International Inc	675		21

			138	Gambling (Non-Hotel) (0.07%)

				OPAP SA	1,263		39
Diversified Minerals (0.04%)
Sumitomo Metal Mining Co Ltd	2,000		22	Gas - Distribution (0.04%)
				Sempra Energy	498		23
Diversified Operations (0.05%)
Groupe Bruxelles Lambert SA	420		31	Gold Mining (0.04%)
				Kingsgate Consolidated Ltd (a)	5,392		24
Electric - Integrated (0.79%)
CLP Holdings Ltd	6,000		41	Hotels & Motels (0.07%)
Consolidated Edison Inc	1,123		42	Wyndham Worldwide Corp	3,486		41
Dominion Resources Inc/VA	626		19
Duke Energy Corp	1,280		18	Import & Export (0.11%)
E.ON AG	1,674		56	Kanematsu Corp (a)	22,000		17
Enel SpA	5,051		28	Sumitomo Corp	5,300		46

Exelon Corp	639		29				63

HongKong Electric Holdings	7,000		41	Internet Security (0.04%)
PG&E Corp	1,223		45	Symantec Corp (a)	1,226		21
Public Power Corp SA	1,169		23
RWE AG	526		38	Investment Companies (0.11%)
Southern Co/The	703		20	Corp Financiera Alba	631		28
Xcel Energy Inc	2,264		42	Kardan NV	9,447		35

			442				63

Electric - Transmission (0.06%)				Life & Health Insurance (0.35%)
National Grid PLC	4,102		34	Aflac Inc	1,344		39
				Lincoln National Corp	2,175		24
Electric Products - Miscellaneous (0.07%)				Protective Life Corp	4,953		43
Emerson Electric Co	1,156		39	Prudential Financial Inc	1,222		35
				Prudential PLC	5,511		32
Electronic Components - Semiconductors (0.16%)
				Unum Group	1,413		23

Intel Corp	5,775		91
							196

Finance - Investment Banker & Broker (0.06%)				Machinery - Pumps (0.06%)
Daiwa Securities Group Inc	6,000		31	Pfeiffer Vacuum Technology AG	490		33

Financial Guarantee Insurance (0.03%)				Medical - Drugs (0.86%)
Assured Guaranty Ltd	1,757		17	Astellas Pharma Inc	1,200		39
				AstraZeneca PLC	2,230		79
Food - Catering (0.04%)				Bristol-Myers Squibb Co	3,461		67
Compass Group PLC	4,323		21	Eli Lilly & Co	1,917		63
				Merck & Co Inc/NJ	2,766		67
Food - Miscellaneous/Diversified (0.25%)
				Pfizer Inc	7,219		96
ConAgra Foods Inc	2,422		43
				Sanofi-Aventis SA	1,214		70

HJ Heinz Co	984		34
							481

Kraft Foods Inc	1,026		24
Sara Lee Corp	4,709		39	Medical - HMO (0.07%)

			140	Aetna Inc	821		18

				UnitedHealth Group Inc	906		21

							39

See accompanying notes

139

Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (0.04%)				Oil Company - Integrated (continued)
McKesson Corp	589 $		22	BP PLC	12,883 $	92
				Chevron Corp	2,655	176
Medical Products (0.09%)				ConocoPhillips	1,249	51
Johnson & Johnson	920		48	ENI SpA	3,684	80
				Exxon Mobil Corp	5,188	346
Metal - Copper (0.17%)
				Husky Energy Inc	1,500	36
First Quantum Minerals Ltd	1,000		38
				Marathon Oil Corp	681	20
Inmet Mining Corp	400		14
				Repsol YPF SA	2,202	42
Kazakhmys PLC	5,541		44

				Royal Dutch Shell PLC - A Shares	2,406	56
			96

				Royal Dutch Shell PLC - B Shares	1,584	37
Metal - Diversified (0.09%)				Total SA	1,108	56

Boliden AB	8,005		51			1,020

Metal Processors & Fabrication (0.04%)				Oil Refining & Marketing (0.20%)
Precision Castparts Corp	333		25	Hellenic Petroleum SA	2,218	22
				Motor Oil Hellas Corinth Refineries SA	2,443	26
Metal Products - Distribution (0.06%)				Nippon Oil Corp	6,000	31
AM Castle & Co	3,337		32	Valero Energy Corp	1,686	33

						112

Multi-Line Insurance (0.28%)
Allianz SE	225		21	Paper & Related Products (0.06%)
				Holmen AB	1,384	31
Allstate Corp/The	1,074		25
MetLife Inc	1,895		56
				Pipelines (0.19%)
Zurich Financial Services	281		53

				El Paso Corp	3,779	26

			155	Spectra Energy Corp	2,717	39

Multimedia (0.06%)				TransCanada Corp (a)	1,700	43

Vivendi	1,278		35			108

				Property & Casualty Insurance (0.23%)
Networking Products (0.06%)
				Chubb Corp	1,065	42
Cisco Systems Inc (a)	1,623		31
				RSA Insurance Group PLC	18,777	36

Office Automation & Equipment (0.07%)				Travelers Cos Inc/The	1,211	50

Pitney Bowes Inc	1,525		37			128

				Public Thoroughfares (0.06%)
Office Supplies & Forms (0.04%)
				Transurban Group	9,638	31
Kokuyo Co Ltd	2,800		21

				Publishing - Books (0.04%)
Oil - Field Services (0.08%)
				Reed Elsevier PLC	3,238	24
Oil States International Inc (a)	1,402		27

Willbros Group Inc (a)	1,579		18	Real Estate Management & Services (0.66%)

			45	Fabege AB	53,237	227

Oil & Gas Drilling (0.06%)				PSP Swiss Property AG (a)	3,100	146

Transocean Ltd (a)	503		34			373

				Real Estate Operator & Developer (3.12%)
Oil Company - Exploration & Production (0.09%)
				Hongkong Land Holdings Ltd	93,000	232
Provident Energy Trust (a)	5,278		23
				Hysan Development Co Ltd	147,000	268
Talisman Energy (a)	2,200		28

				Sino Land Co	288,000	372
			51

				Sun Hung Kai Properties Ltd	85,000	886

Oil Company - Integrated (1.81%)						1,758

BG Group PLC	1,706		28

See accompanying notes

140

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (0.37%)			REITS - Healthcare (continued)
PNC Financial Services Group Inc	984 $	39	Omega Healthcare Investors Inc	6,900 $	109
US Bancorp	3,114	57	Ventas Inc	8,165	234

Wells Fargo & Co	5,619	112			1,062

		208

			REITS - Hotels (0.07%)
Reinsurance (0.16%)			Sunstone Hotel Investors Inc	7,618	40
Muenchener Rueckversicherungs AG	414	56
SCOR SE	1,647	35	REITS - Mortgage (0.07%)

		91	Annaly Capital Management Inc	2,598	37

REITS - Apartments (1.58%)			REITS - Office Property (2.62%)
Apartment Investment & Management Co	5,424	40	Alexandria Real Estate Equities Inc	2,400	87
Associated Estates Realty Corp	8,900	49	Alstria Office REIT-AG	7,100	43
BRE Properties Inc	4,200	103	Boston Properties Inc	3,300	163
Camden Property Trust	3,100	84	Cofinimmo	900	99
Equity Residential	7,800	179	Commonwealth Property Office Fund	458,700	272
Home Properties Inc	7,100	259	ING Office Fund	120,556	38
Mid-America Apartment Communities Inc	1,900	70	Mack-Cali Realty Corp	11,600	312
Northern Property Real Estate Investment			Nippon Building Fund Inc	27	219
Trust	7,300	108

			Nomura Real Estate Office Fund Inc	26	134
		892

			SL Green Realty Corp	6,100	108

REITS - Diversified (5.71%)					1,475

Ascendas Real Estate Investment Trust	195,400	177
			REITS - Regional Malls (1.12%)
British Land Co PLC	43,500	277
			CBL & Associates Properties Inc	9,100	72
Colonial Properties Trust	9,100	66
			Macerich Co/The	7,900	139
Cominar Real Estate Investment Trust	10,000	111
			Simon Property Group Inc	6,560	339
Corio NV	4,600	206
			Taubman Centers Inc	3,500	83

Dexus Property Group	427,629	227
					633

Entertainment Properties Trust	4,400	102
Klepierre	9,700	217	REITS - Shopping Centers (3.79%)
Land Securities Group PLC	42,100	350	CapitaMall Trust	350,400	296
Liberty International PLC - Rights (a)(b)(c)	7,727	10	Federal Realty Investment Trust	2,100	116
Liberty International PLC	29,700	176	Inland Real Estate Corp	10,500	92
Liberty Property Trust	6,400	156	Japan Retail Fund Investment Corp	44	154
Mucklow A & J Group PLC	17,000	60	Link REIT/The	187,500	366
Segro PLC	413,400	147	Ramco-Gershenson Properties Trust	10,700	118
Unibail-Rodamco	4,147	622	Regency Centers Corp	3,400	127
Vastned Offices/Industrial	5,700	66	RioCan Real Estate Investment Trust	24,900	286
Vornado Realty Trust	56	3	Vastned Retail NV	1,700	75
Washington Real Estate Investment Trust	3,300	70	Weingarten Realty Investors	2,396	37
Wereldhave Belgium NV	1,100	74	Westfield Group	60,073	468

Wereldhave NV	1,400	97			2,135

		3,214	REITS - Single Tenant (0.48%)

REITS - Healthcare (1.89%)			National Retail Properties Inc	6,400	114
HCP Inc	12,000	263	Realty Income Corp	6,900	154

Health Care REIT Inc	4,700	160			268

LTC Properties Inc	3,300	60	REITS - Storage (0.45%)
Medical Properties Trust Inc	8,273	44	Public Storage	2,900	194
National Health Investors Inc	2,200	59	U-Store-It Trust	16,500	57

Nationwide Health Properties Inc	5,400	133			251

See accompanying notes

141

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Warehouse & Industrial (1.19%)				Tobacco (0.28%)
AMB Property Corp	5,500 $		105	Altria Group Inc	4,364 $	71
Bunnings Warehouse Property Trust	228,842		294	Lorillard Inc	769	49
EastGroup Properties Inc	2,400		81	Reynolds American Inc	1,038	39

ProLogis	21,114		192			159

			672

				Transport - Marine (0.08%)
Retail - Apparel & Shoe (0.12%)				Deep Sea Supply PLC	24,000	28
Hennes & Mauritz AB	532		24	Frontline Ltd/Bermuda	800	16

Ltd Brands Inc	3,869		44			44

			68

				Transport - Services (0.06%)
Retail - Building Products (0.14%)				ComfortDelgro Corp Ltd	33,000	32
Home Depot Inc	2,965		78
				Water (0.06%)
Retail - Restaurants (0.05%)				United Utilities Group PLC	4,212	32

Yum! Brands Inc	861		29	TOTAL COMMON STOCKS	$ 21,029

Rubber - Tires (0.04%)				PREFERRED STOCKS (12.63%)
Yokohama Rubber Co Ltd/The	5,000		22	Cable/Satellite TV (0.13%)
				Comcast Corp 6.63%	3,500	72
Savings & Loans - Thrifts (0.10%)
Hudson City Bancorp Inc	1,659		21	Commercial Banks (1.38%)
New York Community Bancorp Inc	2,940		33	Barclays Bank PLC 7.75%	10,300	158

			54	BB&T Capital Trust V	3,400	84

				M&T Capital Trust IV	7,000	172
Security Services (0.05%)				National Bank of Greece SA	9,100	170
Secom Co Ltd	800		30	Regions Financing Trust III	5,100	83
				VNB Capital Trust I	4,600	108

Steel - Producers (0.13%)
						775

ArcelorMittal	1,567		37
ThyssenKrupp AG	1,693		37	Diversified Banking Institutions (0.72%)

			74	HSBC Holdings PLC 6.20%	17,300	281

				Royal Bank of Scotland Group PLC 6.60%;
Telecommunication Equipment (0.06%)				Series S	1,000	8
Oki Electric Industry Co Ltd	38,000		35	Royal Bank of Scotland Group PLC 6.75%;
				Series Q	8,400	72
Telecommunication Services (0.12%)				Royal Bank of Scotland Group PLC 7.25%;
Cable & Wireless PLC	9,726		21	Series H	5,000	45

Embarq Corp	1,199		44			406

			65

				Diversified Financial Services (0.80%)
Telephone - Integrated (0.71%)				Citigroup Capital VII	10,200	124
AT&T Inc	4,962		127	Citigroup Capital XI	1,300	14
CenturyTel Inc	1,392		38	General Electric Capital Corp 5.88%	1,900	40
Nippon Telegraph & Telephone Corp	1,100		41	General Electric Capital Corp 6.00%	4,500	94
Qwest Communications International Inc	5,561		22	General Electric Capital Corp 6.05%	2,500	54
Softbank Corp	1,400		22	General Electric Capital Corp 6.10%	2,200	48
Telecom Italia SpA	14,907		19	General Electric Capital Corp 6.45%	3,500	78

Verizon Communications Inc	3,759		114			452

Windstream Corp	2,223		18

				Electric - Integrated (0.70%)
			401

				Alabama Power Co - Series II	1,500	38
Television (0.06%)				Entergy Arkansas Inc	3,900	98
M6-Metropole Television	1,800		34	Entergy Louisiana LLC	4,100	103

See accompanying notes

142

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Electric - Integrated (continued)			Regional Banks (continued)
FPL Group Capital Inc 8.75%	5,900 $	157	Fleet Capital Trust VIII	7,100 $	92

		396	KeyCorp Capital VIII	3,000	38

			National City Capital Trust II	1,900	31
Finance - Investment Banker & Broker (1.23%)
Credit Suisse Guernsey Ltd	10,500	210	National City Capital Trust III	1,000	16
JP Morgan Chase Capital XXVI	10,800	239	SunTrust Capital IX	4,600	78
Morgan Stanley Capital Trust III	7,600	122	USB Capital VI	4,300	77
Morgan Stanley Capital Trust IV	5,900	93	USB Capital VII	9,200	171
Morgan Stanley Capital Trust V	2,000	30	USB Capital X	1,800	35

		694	Wachovia Capital Trust IV	1,900	32

			Wachovia Capital Trust IX	9,400	159
Finance - Other Services (0.12%)			Wachovia Capital Trust X	2,400	48

National Rural Utilities Cooperative Finance
					950

Corp 6.10%	1,400	28
National Rural Utilities Cooperative Finance			Reinsurance (0.18%)
Corp 6.75%	1,800	39	RenaissanceRe Holdings Ltd - Series B	5,300	101

		67

			REITS - Diversified (0.19%)
Investment Management & Advisory Services (0.31%)
			Vornado Realty Trust - Series E	3,200	55
Deutsche Bank Contingent Capital Trust II	10,000	135
			Vornado Realty Trust - Series I	3,200	54

Deutsche Bank Contingent Capital Trust III	2,500	39

					109

		174

			REITS - Shopping Centers (0.32%)
Life & Health Insurance (1.06%)
			Kimco Realty Corp 6.65%	7,000	110
Lincoln National Corp 6.75%	9,100	112
			Regency Centers Corp 7.25%	1,500	28
Prudential Financial Inc	6,900	132
			Weingarten Realty Investors 6.75%	2,600	41

Prudential PLC 6.50%	14,000	203
					179

Prudential PLC 6.75%	10,000	148

		595	REITS - Storage (0.13%)

			Public Storage Inc 6.95%; Series H	3,600	71
Money Center Banks (0.25%)
Fleet Capital Trust IX	8,200	93
			Special Purpose Entity (1.16%)
National Westminster Bank Plc	4,700	49	CORTS Trust for Bristol Meyers Squibb	6,500	162

		142	Deutsche Bank Capital Funding Trust IX	5,600	80

Multi-Line Insurance (1.09%)			Deutsche Bank Capital Funding Trust X	5,400	80
Aegon NV 6.375%	4,100	39	National City Capital Trust IV	10,400	207
Allianz SE	10,600	198	PreferredPlus TR-CCR1 6.00%; Series GSC3	1,300	20
ING Groep NV 6.38%	5,000	54	PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	45
ING Groep NV 7.38%	20,000	239	PreferredPlus TR-CCR1 7.63%; Series VER1	2,300	57

ING Groep NV 8.50%	5,900	83			651

		613

			Telephone - Integrated (0.21%)
Multimedia (0.27%)			AT&T Inc	2,200	56
Viacom Inc	8,500	153	Telephone & Data Systems Inc 7.60%	3,500	63

					119

Oil Company - Exploration & Production (0.09%)
			Television (0.38%)
Nexen Inc	2,900	53
			CBS Corp 6.75%	5,600	80
Property & Casualty Insurance (0.22%)			CBS Corp 7.25%	8,800	134

Arch Capital Group Ltd 8.00%	6,200	124			214

			TOTAL PREFERRED STOCKS	$ 7,110

Regional Banks (1.69%)
Fifth Third Capital Trust VI	2,400	31
Fifth Third Capital Trust VII	9,400	142

See accompanying notes

143

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (35.12%)			BONDS (continued)
Airlines (0.61%)			Cellular Telecommunications (continued)
American Airlines Pass Through Trust 2001-02			VIP Finance Ireland Ltd for OJSC Vimpel
7.86%, 10/ 1/2011	$ 140 $	116	Communications (continued)
Delta Air Lines Inc			9.13%, 4/30/2018 (d)	$ 100 $		71

6.72%, 1/ 2/2023 (b)	341	226				924

		342	Chemicals - Specialty (0.17%)

Beverages - Wine & Spirits (0.66%)			Nalco Co
Constellation Brands Inc			7.75%, 11/15/2011	95		96
8.38%, 12/15/2014	370	374
			Commercial Banks (0.48%)
Brewery (0.39%)			VTB Capital SA
Cia de Bebidas das Americas			6.61%, 10/31/2012 (d)	125		107
8.75%, 9/15/2013	200	219	6.88%, 5/29/2018 (d)	200		161

						268

Broadcasting Services & Programming (0.15%)
			Computer Services (0.22%)
Grupo Televisa SA
6.63%, 3/18/2025	100	85	Sungard Data Systems Inc
			10.25%, 8/15/2015	140		122

Cable/Satellite TV (1.14%)
			Computers - Memory Devices (0.22%)
Charter Communications Operating LLC /
Charter Communications Operating Capital			Seagate Technology HDD Holdings
8.00%, 4/30/2012 (d)	105	99	6.80%, 10/ 1/2016	100		72
CSC Holdings Inc/United States			Seagate Technology International
8.50%, 4/15/2014 (d)	20	20	10.00%, 5/ 1/2014 (d)	55		54

DISH DBS Corp						126

6.63%, 10/ 1/2014	320	298	Consumer Products - Miscellaneous (0.16%)
Kabel Deutschland GmbH			Yankee Acquisition Corp/MA
10.63%, 7/ 1/2014	165	168	8.50%, 2/15/2015	125		88
Time Warner Cable Inc
8.25%, 4/ 1/2019	50	55	Cruise Lines (0.43%)

		640	Royal Caribbean Cruises Ltd

			6.88%, 12/ 1/2013	325		242
Casino Hotels (0.31%)
MGM Mirage
			Data Processing & Management (0.40%)
8.50%, 9/15/2010	160	116
			First Data Corp
13.00%, 11/15/2013 (d)	65	60

			9.88%, 9/24/2015	325		225
		176

Casino Services (0.03%)			Diversified Banking Institutions (0.25%)
Snoqualmie Entertainment Authority			Bank of America Corp
9.13%, 2/ 1/2015 (d)	50	17	5.42%, 3/15/2017	125		88
			GMAC LLC
Cellular Telecommunications (1.64%)			7.75%, 1/19/2010 (d)	55		51

America Movil SA de CV						139

5.50%, 3/ 1/2014	310	301
			Diversified Financial Services (0.49%)
Centennial Communications Corp
			TNK-BP Finance SA
6.96%, 1/ 1/2013 (e)	60	60
			6.13%, 3/20/2012 (d)	325		275
Cricket Communications Inc
9.38%, 11/ 1/2014	135	134
			Diversified Minerals (0.12%)
MetroPCS Wireless Inc			Rio Tinto Finance USA Ltd
9.25%, 11/ 1/2014	100	100	9.00%, 5/ 1/2019	45		46
Nextel Communications Inc			Teck Cominco Ltd
7.38%, 8/ 1/2015	250	178	7.00%, 9/15/2012	25		23

VIP Finance Ireland Ltd for OJSC Vimpel						69

Communications
8.38%, 4/30/2013 (d)	100	80

See accompanying notes

144

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Operations (0.69%)			Medical - Drugs (continued)
Leucadia National Corp			Elan Finance PLC/Elan Finance Corp
7.13%, 3/15/2017	$ 185 $	137	(continued)
Susser Holdings LLC / Susser Finance Corp			7.75%, 11/15/2011	$ 175 $		156

10.63%, 12/15/2013	250	253				194

		390	Medical - Hospitals (0.31%)

Diversified Operations & Commercial Services (0.07%)			Community Health Systems Inc
Aramark Corp			8.88%, 7/15/2015	100		100
8.50%, 2/ 1/2015	40	38	HCA Inc
			9.88%, 2/15/2017 (d)	10		10
Electric - Generation (2.52%)			HCA Inc/DE
AES Corp/The			8.50%, 4/15/2019 (d)	65		65

9.75%, 4/15/2016 (d)	300	297				175

Elwood Energy LLC
			Medical - Outpatient & Home Medical Care (0.40%)
8.16%, 7/ 5/2026	234	184
			Select Medical Corp
Indiantown Cogeneration LP			7.63%, 2/ 1/2015	300		228
9.26%, 12/15/2010	190	186

Midwest Generation LLC			Medical Instruments (0.51%)
8.56%, 1/ 2/2016	376	358
			Boston Scientific Corp
Reliant Energy Mid-Atlantic Power Holdings			6.40%, 6/15/2016	300		287
LLC
9.24%, 7/ 2/2017	416	393

			Metal - Copper (0.27%)
		1,418

			Freeport-McMoRan Copper & Gold Inc
Electric - Integrated (0.30%)			8.38%, 4/ 1/2017	155		152
Texas Competitive Electric Holdings Co LLC
10.25%, 11/ 1/2015	300	170	Metal - Diversified (0.52%)
			Vedanta Resources PLC
Electronics - Military (0.61%)			6.63%, 2/22/2010 (d)	300		295
L-3 Communications Corp
7.63%, 6/15/2012	340	343	Multimedia (0.33%)
			Quebecor Media Inc
Finance - Investment Banker & Broker (0.07%)			7.75%, 3/15/2016	225		188
UBS Preferred Funding Trust V
6.24%, 5/29/2049	95	39	Music (0.18%)
			WMG Holdings Corp
Finance - Other Services (0.29%)			0.00%, 12/15/2014 (a)(e)	220		101
Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Mutual Insurance (0.15%)
7.13%, 2/15/2013	100	84	Liberty Mutual Group Inc
Lukoil International Finance BV			10.75%, 6/15/2058 (d)(e)	150		82
6.36%, 6/ 7/2017 (d)	100	79

		163	Non-Hazardous Waste Disposal (0.89%)

			Allied Waste North America Inc
Food - Retail (0.34%)			5.75%, 2/15/2011	500		502
Ingles Markets Inc
8.88%, 12/ 1/2011	190	191	Oil Company - Exploration & Production (3.73%)
			Chesapeake Energy Corp
Investment Companies (0.05%)			7.63%, 7/15/2013	375		358
Xstrata Finance Canada Ltd			9.50%, 2/15/2015	50		51
5.80%, 11/15/2016 (d)	40	30
			Compton Petroleum Finance Corp
			7.63%, 12/ 1/2013	95		36
Medical - Drugs (0.35%)
			Denbury Resources Inc
Elan Finance PLC/Elan Finance Corp
			9.75%, 3/ 1/2016	145		147
5.23%, 11/15/2011 (e)	45	38

See accompanying notes

145

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			REITS - Mortgage (0.42%)
(continued)			iStar Financial Inc
Gaz Capital SA			5.88%, 3/15/2016	$ 735 $		235
7.51%, 7/31/2013 (d)	$ 350 $	315
KazMunaiGaz Finance Sub BV			Rental - Auto & Equipment (0.48%)
9.13%, 7/ 2/2018 (d)	300	260	H&E Equipment Services Inc
OPTI Canada Inc			8.38%, 7/15/2016	200		136
7.88%, 12/15/2014	70	38	Hertz Corp/The
Pemex Project Funding Master Trust			8.88%, 1/ 1/2014	60		46
6.63%, 6/15/2035	275	222	United Rentals North America Inc
PetroHawk Energy Corp			6.50%, 2/15/2012	100		90

9.13%, 7/15/2013	340	333				272

10.50%, 8/ 1/2014 (d)	35	35
Pioneer Natural Resources Co			Retail - Discount (0.15%)
6.65%, 3/15/2017	180	154	Dollar General Corp
			11.88%, 7/15/2017	80		83
Plains Exploration & Production Co
10.00%, 3/ 1/2016	155	151

			Retail - Restaurants (0.08%)
		2,100

			Landry's Restaurants Inc
Oil Company - Integrated (0.34%)			14.00%, 8/15/2011 (d)	45		43
Petrobras International Finance Co
7.88%, 3/15/2019	180	193	Rubber - Tires (0.31%)
			Goodyear Tire & Rubber Co/The
Oil Refining & Marketing (0.10%)			8.63%, 12/ 1/2011	180		172
Tesoro Corp
6.63%, 11/ 1/2015	65	55	Satellite Telecommunications (0.62%)
			DigitalGlobe Inc
Paper & Related Products (0.13%)			10.50%, 5/ 1/2014 (d)	195		196
Cascades Inc			Intelsat Subsidiary Holding Co Ltd
7.25%, 2/15/2013	95	75	8.88%, 1/15/2015 (d)	95		94
			Telesat Canada/Telesat LLC
Pipelines (0.74%)			11.00%, 11/ 1/2015 (d)	65		60

Copano Energy LLC / Copano Energy Finance						350

Corp
8.13%, 3/ 1/2016	140	128	Sovereign (5.88%)
DCP Midstream LLC			Brazilian Government International Bond
9.75%, 3/15/2019 (d)	80	79	7.88%, 3/ 7/2015	135		151
El Paso Corp			5.88%, 1/15/2019	200		198
7.25%, 6/ 1/2018	230	210	Colombia Government International Bond

		417	7.38%, 9/18/2037	245		246

			El Salvador Government International Bond
Publishing - Periodicals (0.15%)			7.65%, 6/15/2035 (d)	150		120
Nielsen Finance LLC / Nielsen Finance Co
			Indonesia Government International Bond
10.00%, 8/ 1/2014	45	42
			11.63%, 3/ 4/2019 (d)	350		418
11.50%, 5/ 1/2016 (d)	45	43

			7.75%, 1/17/2038 (d)	440		383
		85

			Panama Government International Bond
REITS - Healthcare (0.07%)			6.70%, 1/26/2036	115		111
Ventas Realty LP / Ventas Capital Corp			Philippine Government International Bond
6.50%, 6/ 1/2016	45	40	9.88%, 1/15/2019	85		102
			9.50%, 2/ 2/2030	80		95
REITS - Hotels (0.27%)			Republic of Peru
Host Hotels & Resorts LP			7.13%, 3/30/2019	250		270
7.13%, 11/ 1/2013	160	150	Russia Government International Bond
			7.50%, 3/31/2030 (d)	302		293
			South Africa Government International Bond
			7.38%, 4/25/2012	100		106

See accompanying notes

146

     Schedule of Investments Global Diversified Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign (continued)			Television (0.06%)
Turkey Government International Bond			Videotron Ltee
11.00%, 1/14/2013	$ 300 $	348	9.13%, 4/15/2018 (d)	$ 30 $	31
6.88%, 3/17/2036	125	107
Ukraine Government International Bond			Theaters (0.09%)
6.58%, 11/21/2016 (d)	110	66	AMC Entertainment Inc
Venezuela Government International Bond			11.00%, 2/ 1/2016	50	49
8.50%, 10/ 8/2014	225	157
9.25%, 9/15/2027	210	136	Wireless Equipment (0.07%)

			Crown Castle International Corp
		3,307

			9.00%, 1/15/2015	40	41

Sovereign Agency (0.44%)			TOTAL BONDS	$ 19,765

Mubadala Development Co
7.63%, 5/ 6/2019 (d)(f)	250	248	SENIOR FLOATING RATE INTERESTS (10.32%)
			Auto - Car & Light Trucks (0.50%)
Special Purpose Entity (0.33%)			Ford Motor Co, Term Loan B
AES Red Oak LLC			3.69%, 12/16/2013 (e)	449	283
8.54%, 11/30/2019	207	188
			Auto - Medium & Heavy Duty Trucks (0.15%)
Steel - Producers (0.84%)			Oshkosh Truck Corp, Term Loan B
Evraz Group SA			7.24%, 12/ 6/2013 (e)	100	82
8.88%, 4/24/2013 (d)	100	69
9.50%, 4/24/2018 (d)	300	185	Cable TV (1.68%)
Steel Dynamics Inc			CSC Holdings Inc, Term Loan B
6.75%, 4/ 1/2015	190	150	2.20%, 3/30/2013 (e)	497	460
8.25%, 4/15/2016 (d)(e)	90	71	Direct TV Holdings LLC; Term Loan

			0.00%, 4/13/2013 (e)(g)	497	485

		475

					945

Telecommunication Services (1.06%)
			Casino Hotels (0.35%)
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (d)	100	89	Harrah's Operating Co Inc, Term Loan B2
			4.09%, 1/28/2015 (e)	274	195
Qwest Corp
7.88%, 9/ 1/2011	50	50
			Diversified Operations & Commercial Services (0.54%)
8.88%, 3/15/2012 (e)	200	203
			Aramark Corp, Term Loan B
Telcordia Technologies Inc			3.10%, 1/26/2014 (e)	315	287
4.88%, 7/15/2012 (c)(d)(e)	185	136
			Aramark Corp, Term Loan LOC
West Corp			3.33%, 1/26/2014 (e)	20	18

9.50%, 10/15/2014	135	117

					305

		595

			Electric - Integrated (0.60%)
Telephone - Integrated (2.04%)
			Texas Competitive Electric Holdings
Level 3 Financing Inc			Company, Term Loan B3
9.25%, 11/ 1/2014	75	60	3.97%, 10/10/2014 (e)	497	336
Sprint Nextel Corp
1.63%, 6/28/2010 (e)	200	186	Health Care Services (0.75%)
6.00%, 12/ 1/2016	250	208	Community Health Systems Inc, Term Loan B
Telefonos de Mexico SAB de CV			3.45%, 7/25/2014 (e)	467	420
5.50%, 1/27/2015	200	196
Telemar Norte Leste SA			Independent Power Producer (0.62%)
9.50%, 4/23/2019 (d)	120	125	NRG Energy Inc, Term Loan
Windstream Corp			2.72%, 2/ 1/2013 (e)	132	122
8.63%, 8/ 1/2016	375	373	NRG Energy Inc, Term Loan B

		1,148	2.72%, 2/ 1/2013 (e)	247	229

					351

See accompanying notes

147

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			REPURCHASE AGREEMENTS (continued)
Machinery - General Industry (0.34%)			Diversified Banking Institutions (continued)
Manitowoc Company Inc, Term Loan B			Investment in Joint Trading Account;
6.50%, 4/14/2014 (e)	$ 249 $	192	Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Medical - Hospitals (0.92%)			(collateralized by Sovereign Agency
			Issues; $706,000; 0.93% - 5.00%; dated
Community Health Systems Inc, Term Loan
			03/30/10 - 01/08/14)	$ 693$	693
2.68%, 7/25/2014 (e)	24	21
			Investment in Joint Trading Account;
HCA Inc, Term Loan B1			Morgan Stanley Repurchase Agreement;
3.47%, 11/18/2013 (e)	555	500	0.12% dated 04/30/09 maturing 05/01/09

		521	(collateralized by Sovereign Agency

			Issues; $706,000; 1.00% - 7.125%; dated
Medical Products (0.55%)			05/04/09 - 02/15/30)	692	692

Biomet Inc, Term Loan B					2,077
4.15%, 3/25/2015 (e)	328	308

			TOTAL REPURCHASE AGREEMENTS	$ 2,077

Music (0.56%)
			Total Investments	$ 55,789
WMG Acquisition Corp; Term Loan
			Other Assets in Excess of Liabilities, Net - 0.87%		488
2.81%, 2/28/2010 (e)	344	316

			TOTAL NET ASSETS - 100.00%	$ 56,277

Physician Practice Management (0.42%)
US Oncology Inc, Term Loan
3.54%, 8/20/2011 (e)	250	237	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Property & Casualty Insurance (0.31%)			good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $236 or 0.42% of net assets.
Asurion Corp, Term Loan B
			(c) Security is Illiquid
3.78%, 7/ 7/2014 (e)	200	175
			(d)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Publishing - Periodicals (0.45%)			registration, normally to qualified institutional buyers. Unless otherwise
Nielsen Finance LLC / Nielsen Finance Corp,			indicated, these securities are not considered illiquid. At the end of the
Term Loan B			period, the value of these securities totaled $5,212 or 9.26% of net
2.47%, 8/ 9/2013 (e)	298	252	assets.
			(e)	Variable Rate. Rate shown is in effect at April 30, 2009.
Satellite Telecommunications (0.81%)			(f)	Security purchased on a when-issued basis. See Notes to Financial
Panamsat Corp, Term Loan B			Statements.
2.99%, 1/ 3/2014 (e)	497	455	(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which
			time the interest rate will be determined.
Theaters (0.77%)
AMC Entertainment Inc, Term Loan			Unrealized Appreciation (Depreciation)
1.94%, 1/30/2013 (e)	234	216	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Cinemark USA Inc, Term Loan C
2.29%, 3/31/2011 (e)	244	219

			Unrealized Appreciation	$ 5,338
		435
			Unrealized Depreciation		(1,919)

TOTAL SENIOR FLOATING RATE INTERESTS	$ 5,808		Net Unrealized Appreciation (Depreciation)		3,419

REPURCHASE AGREEMENTS (3.69%)			Cost for federal income tax purposes		52,370
			All dollar amounts are shown in thousands (000's)
Diversified Banking Institutions (3.69%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $706,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 692$	692

See accompanying notes

148

Schedule of Investments
Global Diversified Income Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United States	58.75%
United Kingdom	5.55%
Hong Kong	3.95%
Australia	2.79%
Canada	2.57%
Japan	2.36%
Netherlands	2.35%
France	2.23%
Luxembourg	2.04%
Bermuda	1.43%
Indonesia	1.42%
Brazil	1.39%
Germany	1.21%
Mexico	1.03%
Singapore	0.90%
Turkey	0.81%
Switzerland	0.79%
Ireland	0.67%
Sweden	0.63%
Belgium	0.61%
Cayman Islands	0.57%
Russian Federation	0.52%
Venezuela	0.52%
Greece	0.49%
Peru	0.48%
United Arab Emirates	0.44%
Colombia	0.44%
Liberia	0.43%
Spain	0.36%
Philippines	0.35%
Italy	0.28%
El Salvador	0.21%
Panama	0.20%
South Africa	0.19%
Ukraine	0.12%
Cyprus	0.05%
Other Assets in Excess of Liabilities, Net	0.87%

TOTAL NET ASSETS	100.00%

See accompanying notes

149

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.95%)			COMMON STOCKS (continued)
Hotels & Motels (0.19%)			REITS - Diversified (continued)
Marcus Corp	600 $	8	Babcock & Brown Japan Property Trust	21,444 $		5
			British Land Co PLC	8,877		57
Real Estate Management & Services (6.22%)			Canadian Real Estate Investment Trust	1,600		26
Aeon Mall Co Ltd	1,019	13	Cominar Real Estate Investment Trust	1,500		17
Castellum AB	2,132	14	Corio NV	942		42
Conwert Immobilien Invest SE (a)	2,145	16	Derwent London PLC	567		7
Deutsche Euroshop AG	443	13	Dexus Property Group	55,137		29
Fabege AB	2,784	12	Digital Realty Trust Inc	1,355		49
Hufvudstaden AB	1,560	9	Entertainment Properties Trust	600		14
Kungsleden AB	2,040	10	Fonciere Des Regions	275		15
Mitsubishi Estate Co Ltd	9,677	126	Gecina SA	137		8
PSP Swiss Property AG (a)	744	35	Goodman Group	35,591		10

		248	GPT Group	48,495		17

Real Estate Operator & Developer (22.93%)			Hammerson PLC	5,805		27
APN Property Group Ltd	10,222	1	Klepierre	954		21
CapitaLand Ltd	9,868	18	Land Securities Group PLC	8,840		74
China Overseas Land & Investment Ltd	60,856	107	Liberty International PLC - Rights (a)(b)(c)	731		1
China Resources Land Ltd	32,716	59	Liberty International PLC	2,810		17
FKP Property Group	27,161	16	Mirvac Group	38,534		29
Franshion Properties China Ltd	44,000	12	Mirvac Industrial Trust	67,680		3
GAGFAH SA	949	6	PS Business Parks Inc	833		36
Hang Lung Properties Ltd	29,476	84	Segro PLC	57,915		21
Helical Bar PLC	2,386	12	Shaftesbury PLC	3,662		19
Henderson Land Development Co Ltd	5,000	24	Stockland	7,214		16
Hongkong Land Holdings Ltd	9,538	24	Unibail-Rodamco	939		141
Hysan Development Co Ltd	22,985	42	Vastned Offices/Industrial	623		7
Mitsui Fudosan Co Ltd	9,393	118	Vornado Realty Trust	1,095		53
Sino Land Co	41,052	53	Wereldhave Belgium NV	75		5
Sino-Ocean Land Holdings Ltd	33,500	25	Wereldhave NV	293		20

ST Modwen Properties PLC	2,156	6				814

Sumitomo Realty & Development Co Ltd	5,647	67	REITS - Healthcare (5.64%)
Sun Hung Kai Properties Ltd	23,087	241	HCP Inc	1,815		40

		915	Health Care REIT Inc	564		19

REITS - Apartments (5.78%)			LTC Properties Inc	689		12
American Campus Communities Inc	725	16	National Health Investors Inc	359		10
Apartment Investment & Management Co	2,200	16	Nationwide Health Properties Inc	1,574		39
AvalonBay Communities Inc	281	16	Omega Healthcare Investors Inc	1,422		22
BRE Properties Inc	900	22	Parkway Life Real Estate Investment Trust	42,381		22
Canadian Apartment Properties REIT	1,959	20	Ventas Inc	2,130		61

Education Realty Trust Inc	1,800	8				225

Equity Residential	727	17	REITS - Hotels (2.28%)
Essex Property Trust Inc	559	36	Ashford Hospitality Trust Inc	2,900		9
Home Properties Inc	1,654	60	DiamondRock Hospitality Co	2,000		13
Northern Property Real Estate Investment			Host Hotels & Resorts Inc	6,003		46
Trust	1,350	20

			LaSalle Hotel Properties	826		10
		231

			Sunstone Hotel Investors Inc	2,500		13

REITS - Diversified (20.41%)						91

Ascendas Real Estate Investment Trust	31,298	28

See accompanying notes

150

     Schedule of Investments Global Real Estate Securities Fund

April 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Manufactured Homes (0.76%)				REITS - Warehouse & Industrial (1.60%)
Equity Lifestyle Properties Inc	500 $		20	AMB Property Corp	1,400 $	27
Sun Communities Inc	700		10	ProLogis	4,063	37

			30			64

REITS - Office Property (7.43%)				TOTAL COMMON STOCKS		$ 3,867

Alexandria Real Estate Equities Inc	537		20		Principal
Boston Properties Inc	1,495		74
					Amount	Value
Brandywine Realty Trust	2,400		15		(000's)	(000's)

Cofinimmo	47		5	CONVERTIBLE BONDS (0.71%)
Corporate Office Properties Trust SBI MD	280		9	REITS - Office Property (0.28%)
Great Portland Estates PLC	2,685		12	Boston Properties LP
ICADE	84		6	2.88%, 2/15/2037	$ 3	2
ING Office Fund	16,867		5	Kilroy Realty LP
Japan Real Estate Investment Corp	2		14	3.25%, 4/15/2012 (d)	12	9

Macquarie Office Trust	101,360		14			11

Nippon Building Fund Inc	9		73	REITS - Shopping Centers (0.43%)
Nomura Real Estate Office Fund Inc	2		10	Acadia Realty Trust
SL Green Realty Corp	1,000		18	3.75%, 12/15/2026	10	8
Societe Immobiliere de Location pour				Weingarten Realty Investors
l'Industrie et le Commerce	172		15	3.95%, 8/ 1/2026	10	9

Tishman Speyer Office Fund	56,762		6			17

			296

				TOTAL CONVERTIBLE BONDS		$ 28

REITS - Regional Malls (4.88%)
				REPURCHASE AGREEMENTS (0.64%)
CBL & Associates Properties Inc	2,200		18
				Diversified Banking Institutions (0.64%)
Simon Property Group Inc	2,981		154
				Investment in Joint Trading Account; Bank

Taubman Centers Inc	980		23	of America Repurchase Agreement; 0.15%

			195	dated 04/30/09 maturing 05/01/09

				(collateralized by Sovereign Agency
REITS - Shopping Centers (15.88%)
				Issues; $9,000; 0.00% - 5.87%; dated
Acadia Realty Trust	1,350		20	09/11/09 - 01/22/37)	$ 9$	9
CapitaMall Trust	58,589		49	Investment in Joint Trading Account;
Cedar Shopping Centers Inc	2,500		9	Deutsche Bank Repurchase Agreement;
Federal Realty Investment Trust	1,020		56	0.15% dated 04/30/09 maturing 05/01/09
				(collateralized by Sovereign Agency
Japan Retail Fund Investment Corp	5		18
				Issues; $9,000; 0.93% - 5.00%; dated
Kimco Realty Corp	2,840		34	03/30/10 - 01/08/14)	9	9
Kite Realty Group Trust	2,900		10	Investment in Joint Trading Account;
Link REIT/The	32,960		64	Morgan Stanley Repurchase Agreement;
Macquarie CountryWide Trust	78,735		18	0.12% dated 04/30/09 maturing 05/01/09
				(collateralized by Sovereign Agency
Macquarie DDR Trust	237,409		9	Issues; $9,000; 1.00% - 7.125%; dated
RioCan Real Estate Investment Trust	4,000		46	05/04/09 - 02/15/30)	8	8

Saul Centers Inc	900		29			26

Tanger Factory Outlet Centers	1,520		51
				TOTAL REPURCHASE AGREEMENTS		$ 26

Vastned Retail NV	340		15
Weingarten Realty Investors	420		6	Total Investments		$ 3,921
Westfield Group	25,507		199	Other Assets in Excess of Liabilities, Net - 1.70%		68

			633	TOTAL NET ASSETS - 100.00%		$ 3,989

REITS - Storage (2.95%)
Public Storage	1,620		108
U-Store-It Trust	2,700		9

			117

See accompanying notes

151

Schedule of Investments Global Real Estate Securities Fund

April 30, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1 or 0.03% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers.	Unless otherwise
indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9 or 0.23% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 225
Unrealized Depreciation	(2,029)

Net Unrealized Appreciation (Depreciation)	(1,804)
Cost for federal income tax purposes	5,725
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United States	36.47%
Hong Kong	17.79%
Japan	11.01%
Australia	9.51%
United Kingdom	6.30%
France	5.16%
Canada	3.22%
Singapore	2.96%
Netherlands	2.12%
Sweden	1.13%
Switzerland	0.88%
China	0.62%
Austria	0.40%
Germany	0.32%
Belgium	0.26%
Luxembourg	0.15%
Other Assets in Excess of Liabilities, Net	1.70%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	19.48%

See accompanying notes

152

		Schedule of Investments
		Global Real Estate Securities Fund
		April 30, 2009 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	5/14/2009	108,978	$78	$79	$1
British Pound	5/14/2009	7,575	11	11	-
Canadian Dollar	5/14/2009	4,861	4	4	-
Euro	5/14/2009	32,073	42	42	-
Hong Kong Dollar	5/14/2009	42,454	5	5	-
Japanese Yen	5/14/2009	11,627,741	117	117	-
New Zealand Dollar	5/14/2009	9,836	6	6	-
Norwegian Krone	5/14/2009	17,298	3	3	-
Singapore Dollar	5/14/2009	82,604	55	56	1
Swedish Krona	5/14/2009	55,023	7	7	-
Swiss Franc	5/14/2009	8,981	8	8	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	5/14/2009	216,985	$156	$157	$(1)
British Pound	5/14/2009	27,703	42	41	1
Euro	5/14/2009	10,123	13	13	-
Hong Kong Dollar	5/14/2009	1,158,470	150	150	-
Japanese Yen	5/14/2009	5,008,540	50	50	-
Singapore Dollar	5/14/2009	27,168	18	18	-
Swedish Krona	5/14/2009	72,024	9	9	-

All dollar amounts are shown in thousands (000's)

See accompanying notes

153

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (2.60%)			CONVERTIBLE PREFERRED STOCKS (0.55%)
Applications Software (0.01%)			Airlines (0.20%)
Jingwei International Ltd (a)	400,000 $	292	Continental Airlines Finance Trust II	280,000$	4,480

Auto - Medium & Heavy Duty Trucks (0.96%)			Reinsurance (0.35%)
New Flyer Industries Inc	2,733,500	21,120	Aspen Insurance Holdings Ltd	177,000	7,669

			TOTAL CONVERTIBLE PREFERRED STOCKS	$ 12,149

Building - Residential & Commercial (0.05%)
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,043	PREFERRED STOCKS (0.03%)
			Finance - Investment Banker & Broker (0.00%)
Cable/Satellite TV (0.11%)			Lehman Brothers Holdings Inc	820,000	8
Time Warner Cable Inc	72,064	2,323
			Finance - Mortgage Loan/Banker (0.03%)
Casino Hotels (0.00%)			Freddie Mac 8.38%; Series Z	1,300,000	663

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-	TOTAL PREFERRED STOCKS	$ 671

(b)(c)
				Principal
Food - Catering (0.02%)				Amount	Value
				(000's)	(000's)

FU JI Food and Catering Services Holdings
Ltd	962,000	513	BONDS (72.70%)
			Agricultural Operations (0.69%)
Food - Dairy Products (0.12%)			Southern States Cooperative Inc
American Dairy Inc (a)	161,200	2,548	10.50%, 11/ 1/2010 (b)(e)	$ 16,500	15,015

Food - Miscellaneous/Diversified (0.63%)			Airlines (0.45%)
B&G Foods Inc	658,400	8,322	Continental Airlines Inc
China Foods Ltd	5,050,000	2,444	8.75%, 12/ 1/2011 (b)	5,000	3,050
Zhongpin Inc (a)	346,500	3,032	7.34%, 4/19/2014	11,098	6,713

		13,798			9,763

Medical - Biomedical/Gene (0.08%)			Appliances (0.99%)
American Oriental Bioengineering Inc (a)	422,600	1,792	ALH Finance LLC/ALH Finance Corp
			8.50%, 1/15/2013	25,000	21,687
Neuro-Hitech Inc - Warrants (a)(b)(c)	125,000	-
Neuro-Hitech Inc (a)	250,000	25

			Applications Software (0.65%)

		1,817	SS&C Technologies Inc

Satellite Telecommunications (0.01%)			11.75%, 12/ 1/2013	16,000	14,240
ICO Global Communications Holdings Ltd (a)	189,757	104
			Auto - Medium & Heavy Duty Trucks (0.52%)
Special Purpose Entity (0.00%)			New Flyer Industries Ltd
Adelphia Recovery Trust (a)(c)	2,437,336	-	14.00%, 8/19/2020 (b)(c)(e)	13,600	11,283
Adelphia Recovery Trust (a)	5,641,292	62
			Auto/Truck Parts & Equipment - Original (0.27%)
Neoview Holdings Inc - Warrants (a)(b)(c)	120,000	-	Accuride Corp

			8.50%, 2/ 1/2015	26,000	5,980
		62

Therapeutics (0.00%)			Beverages - Wine & Spirits (0.56%)
Vion Pharmaceuticals Inc - Warrants (a)(c)	130,000	-	Beverages & More Inc
Vion Pharmaceuticals Inc (a)	50,938	56	9.25%, 3/ 1/2012 (e)	17,500	12,250

Transport - Marine (0.22%)			Cable TV (0.02%)
Teekay LNG Partners LP	272,000	4,782	Adelphia Communications Corp
			0.00%, 6/15/2011 (a)	5,650	78
Transport - Services (0.39%)			Frontiervision
Student Transportation of America Inc (d)	1,273,900	8,434	0.00%, 9/15/2010 (a)(c)	9,250	277

TOTAL COMMON STOCKS	$ 56,892

See accompanying notes

154

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Diversified Banking Institutions (continued)
Frontiervision Operating PRT			JP Morgan Chase & Co
0.00%, 10/15/2010 (a)(c)	$ 7,250 $	-	7.90%, 4/29/2049 (f)	$ 37,300 $	28,376

		355			68,994

Cable/Satellite TV (0.03%)			Diversified Operations & Commercial Services (2.27%)
Charter Communications Operating LLC /			Aramark Corp
Charter Communications Operating Capital			8.50%, 2/ 1/2015	52,000	49,660
8.00%, 4/30/2012 (e)	615	578
			Electric - Generation (0.00%)
Casino Hotels (0.80%)			AES Corp/The
MGM Mirage			8.75%, 5/15/2013 (e)	1	1
13.00%, 11/15/2013 (e)	19,000	17,575
			Electric - Integrated (3.01%)
Casino Services (0.73%)			CILCORP Inc
OED Corp/Diamond Jo LLC			9.38%, 10/15/2029	3,000	3,690
8.75%, 4/15/2012	19,250	15,978	Duquesne Light Holdings Inc
			5.50%, 8/15/2015	20,000	16,382
Commercial Banks (0.23%)			Mirant Americas Generation LLC
KeyBank NA			8.50%, 10/ 1/2021	35,000	29,225
7.41%, 5/ 6/2015	6,000	4,942	NV Energy Inc
			6.75%, 8/15/2017	18,600	16,717
Commercial Services (1.27%)
			TECO Energy Inc
Ceridian Corp			7.50%, 6/15/2010	1	1

11.25%, 11/15/2015 (f)	38,000	27,740
					66,015

Containers - Metal & Glass (1.20%)			Electronic Measurement Instruments (0.43%)
Crown Americas LLC / Crown Americas			Agilent Technologies Inc
Capital Corp			6.50%, 11/ 1/2017	11,500	9,508
7.75%, 11/15/2015	12,000	12,180
Crown Cork & Seal Co Inc			Electronics - Military (1.21%)
8.00%, 4/15/2023	5,500	5,060	L-3 Communications Corp
7.38%, 12/15/2026	10,500	9,017	5.88%, 1/15/2015	19,000	17,385

		26,257	6.38%, 10/15/2015	9,500	9,001

					26,386

Containers - Paper & Plastic (1.04%)
Graphic Packaging International Inc			Finance - Commercial (1.21%)
8.50%, 8/15/2011	21,500	21,016	CIT Group Inc
9.50%, 8/15/2013	2,000	1,805	1.45%, 3/12/2010 (f)	5,000	3,966

		22,821	1.35%, 7/28/2011 (f)	21,000	12,377

			5.00%, 2/13/2014	8,000	4,480
Cruise Lines (1.03%)
Royal Caribbean Cruises Ltd			5.40%, 1/30/2016	5,500	2,893
8.75%, 2/ 2/2011	14,000	13,090	5.85%, 9/15/2016	5,000	2,681

7.25%, 3/15/2018	15,000	9,525			26,397

		22,615	Finance - Credit Card (0.64%)

Dialysis Centers (1.59%)			Discover Financial Services
DaVita Inc			6.45%, 6/12/2017	20,000	14,120
6.63%, 3/15/2013	35,500	34,879
			Finance - Leasing Company (0.06%)
Diversified Banking Institutions (3.15%)			DVI Inc
Bank of America Corp			0.00%, 2/ 1/2004 (a)(b)(c)	8,575	780
8.00%, 12/29/2049 (f)	51,500	29,259	0.00%, 2/ 1/2004 (a)(b)(c)	6,850	624

8.13%, 12/29/2049 (f)	20,000	11,359			1,404

See accompanying notes

155

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Mortgage Loan/Banker (6.77%)			Oil Company - Exploration & Production (2.42%)
Fannie Mae			Chesapeake Energy Corp
2.75%, 2/ 5/2014	$ 30,000 $	30,405	6.88%, 1/15/2016	$ 14,000 $	12,443
2.75%, 3/13/2014	95,000	96,062	6.50%, 8/15/2017	11,500	9,861
Freddie Mac			Linn Energy LLC
4.63%, 10/25/2012	20,000	21,859	9.88%, 7/ 1/2018 (e)	34,000	30,600

		148,326			52,904

Food - Miscellaneous/Diversified (0.62%)			Oil Refining & Marketing (1.17%)
B&G Foods Inc			Tesoro Corp
8.00%, 10/ 1/2011	9,000	8,685	6.63%, 11/ 1/2015	30,500	25,620
12.00%, 10/30/2016 (c)	620	4,963

		13,648	Pharmacy Services (1.09%)

			Omnicare Inc
Independent Power Producer (1.44%)			6.13%, 6/ 1/2013	12,350	11,609
NRG Energy Inc			6.88%, 12/15/2015	13,000	12,188

7.25%, 2/ 1/2014	10,250	9,891
					23,797

7.38%, 2/ 1/2016	14,500	13,956
Orion Power Holdings Inc			Physical Therapy & Rehabilitation Centers (2.03%)
12.00%, 5/ 1/2010	2,500	2,613	Healthsouth Corp
Reliant Energy Inc			10.75%, 6/15/2016	43,500	44,370
6.75%, 12/15/2014	5,250	5,066

		31,526	Pipelines (2.51%)

			Dynegy Holdings Inc
Medical - Drugs (1.51%)			8.38%, 5/ 1/2016	43,000	34,400
Elan Finance PLC/Elan Finance Corp			El Paso Natural Gas Co
7.75%, 11/15/2011	22,500	20,025	8.38%, 6/15/2032	12,500	12,154
8.88%, 12/ 1/2013	15,500	13,098	Energy Maintenance Services Group LLC

		33,123	11.50%, 3/ 1/2014 (b)(c)	12,298	8,363

					54,917

Medical - HMO (1.33%)
Multiplan Inc			Publishing - Periodicals (1.95%)
10.38%, 4/15/2016 (e)	33,000	29,040	Nielsen Finance LLC / Nielsen Finance Co
			11.63%, 2/ 1/2014 (e)	8,000	7,920
Medical - Hospitals (4.94%)			10.00%, 8/ 1/2014	37,000	34,780

HCA Inc					42,700

9.25%, 11/15/2016	24,500	24,255
7.50%, 11/ 6/2033	16,000	8,800	Radio (0.71%)
HCA Inc/DE			Sirius Satellite Radio Inc
6.50%, 2/15/2016	10,000	7,700	9.63%, 8/ 1/2013	26,000	15,600
IASIS Healthcare LLC / IASIS Capital Corp
8.75%, 6/15/2014	33,750	33,159	Regional Banks (2.39%)
			Wells Fargo & Co
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (f)	37,000	34,225	7.98%, 2/28/2049 (f)	55,500	31,080

			Wells Fargo Capital XV
		108,139

			9.75%, 12/29/2049 (f)	25,000	21,250

MRI - Medical Diagnostic Imaging (1.62%)					52,330

Alliance HealthCare Services Inc
7.25%, 12/15/2012	36,000	35,550	REITS - Healthcare (2.15%)
			Health Care REIT Inc
Non-Hazardous Waste Disposal (0.98%)			8.00%, 9/12/2012	4,000	3,685
Allied Waste North America Inc			5.88%, 5/15/2015	12,500	9,812
7.88%, 4/15/2013	14,000	14,210	Healthcare Realty Trust Inc
6.88%, 6/ 1/2017	7,500	7,275	8.13%, 5/ 1/2011	24,333	23,381

		21,485	Omega Healthcare Investors Inc

			7.00%, 4/ 1/2014	10,000	9,325

See accompanying notes

156

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Healthcare (continued)			Special Purpose Entity (continued)
Omega Healthcare Investors Inc (continued)			TRAINS HY-1-2006
7.00%, 1/15/2016	$ 1,000 $	925	7.15%, 5/ 1/2016 (e)	$ 36,900 $	31,318

		47,128	UCI Holdco Inc

			9.32%, 12/15/2013 (f)	5,149	412

REITS - Office Property (1.04%)
					94,241

Reckson Operating Partnership LP
6.00%, 3/31/2016	35,000	22,736	Telecommunication Services (0.81%)
			Qwest Corp
Rental - Auto & Equipment (0.00%)			8.88%, 3/15/2012 (f)	17,500	17,762
United Rentals North America Inc
6.50%, 2/15/2012	1	1	Transport - Services (0.65%)
			Trailer Bridge Inc
Retail - Automobile (1.80%)			9.25%, 11/15/2011	18,000	14,130

Asbury Automotive Group Inc			TOTAL BONDS	$ 1,591,929

8.00%, 3/15/2014	13,250	7,950
7.63%, 3/15/2017	5,800	3,480	SENIOR FLOATING RATE INTERESTS (2.70%)
Sonic Automotive Inc			Commercial Services (1.46%)
8.63%, 8/15/2013	28,500	12,255	Quintiles Transnational, Term Loan Lien 1
United Auto Group			2.92%, 3/31/2013 (f)	28,543	25,832
7.75%, 12/15/2016	21,500	15,695	Quintiles Transnational, Term Loan Lien 2

		39,380	4.43%, 3/31/2014 (f)	7,500	6,075

					31,907

Retail - Regional Department Store (0.93%)
JC Penney Corp Inc			Data Processing & Management (0.16%)
8.00%, 3/ 1/2010	615	618	First Data Corporation, Term Loan B2
Neiman Marcus Group Inc/The			0.00%, 9/24/2014 (f)(g)	5,000	3,628
10.38%, 10/15/2015	36,000	19,800

			Identification Systems - Development (0.39%)
		20,418

			L-1 Identity Solutions, Term Loan B
Retail - Sporting Goods (0.79%)			6.75%, 8/ 5/2013 (f)	8,625	8,463
Remington Arms Co Inc
10.50%, 2/ 1/2011	18,500	17,390	Medical - HMO (0.31%)
			Multiplan Inc, Term Loan B
Savings & Loans - Thrifts (0.00%)			2.94%, 4/12/2013 (f)	5,073	4,422
Washington Mutual Bank/Henderson NV			Multiplan Inc, Term Loan C
0.00%, 6/15/2011 (a)	3,500	2	2.94%, 4/12/2013 (f)	2,706	2,354

5.50%, 1/15/2013	3,000	1			6,776

0.00%, 1/15/2015 (a)(f)	2,000	1

			Special Purpose Entity (0.38%)
		4

			Motor City Casino, Term Loan B
Sovereign (2.70%)			8.50%, 7/21/2012 (f)	12,869	8,301

Brazilian Government International Bond			TOTAL SENIOR FLOATING RATE INTERESTS	$ 59,075

12.50%, 1/ 5/2016	65,600	30,733
			CONVERTIBLE BONDS (17.05%)
12.50%, 1/ 5/2022	14,500	6,806
			Agricultural Chemicals (0.17%)
Mexican Bonos
			Sinofert Holdings Ltd
8.00%, 12/19/2013	288,474	21,682

			0.00%, 8/ 7/2011 (a)	24,000	3,662
		59,221

Special Purpose Entity (4.30%)			Circuit Boards (1.02%)
CCM Merger Inc			TTM Technologies Inc
8.00%, 8/ 1/2013 (e)	44,500	19,803	3.25%, 5/15/2015	30,450	22,305
CDX North America High Yield
8.88%, 6/29/2013 (e)	26,400	22,968	Computers - Memory Devices (0.39%)
ISA Capital do Brasil SA			NetApp Inc
8.80%, 1/30/2017 (e)	21,000	19,740	1.75%, 6/ 1/2013 (e)	9,500	8,443

See accompanying notes

157

Schedule of Investments High Yield Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

CONVERTIBLE BONDS (continued)			CONVERTIBLE BONDS (continued)
Decision Support Software (0.81%)			Semiconductor Component - Integrated
SPSS Inc			Circuits (continued)
2.50%, 3/15/2012	$ 18,750 $	17,648	Linear Technology Corp
			3.00%, 5/ 1/2027	$ 20,500 $	16,989

Educational Software (0.73%)					18,249

Blackboard Inc			Telecommunication Equipment (0.29%)
3.25%, 7/ 1/2027	17,000	15,980
			Arris Group Inc
			2.00%, 11/15/2026	7,500	6,375
Electronic Components - Semiconductors (1.41%)
Diodes Inc			Telecommunication Equipment - Fiber Optics (1.06%)
2.25%, 10/ 1/2026	27,750	23,171
			JDS Uniphase Corp
Microchip Technology Inc			1.00%, 5/15/2026	35,000	23,275
2.13%, 12/15/2037	10,000	7,725

		30,896	Therapeutics (2.69%)

Enterprise Software & Services (1.14%)			CV Therapeutics Inc
			2.75%, 5/16/2012	5,000	5,637
Lawson Software Inc
2.50%, 4/15/2012	30,500	25,010	3.25%, 8/16/2013	52,400	52,204
			Vion Pharmaceuticals Inc
Food - Catering (1.38%)			7.75%, 2/15/2012 (e)	2,500	569
FU JI Food and Catering Services Holdings Ltd			7.75%, 2/15/2012	2,000	455

0.00%, 11/ 9/2009 (a)	46,500	6,378			58,865

0.00%, 10/18/2010 (a)	245,000	23,863

			Transport - Marine (0.93%)
		30,241

			Horizon Lines Inc
Footwear & Related Apparel (1.29%)			4.25%, 8/15/2012	39,500	20,392
Iconix Brand Group Inc
1.88%, 6/30/2012	35,650	28,297	Ultra Sound Imaging Systems (0.08%)
			SonoSite Inc
Medical - Biomedical/Gene (1.04%)			3.75%, 7/15/2014	2,100	1,806

Amylin Pharmaceuticals Inc			TOTAL CONVERTIBLE BONDS	$ 373,367

3.00%, 6/15/2014	36,000	21,600
			REPURCHASE AGREEMENTS (3.43%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010	5,000	1,250	Diversified Banking Institutions (3.43%)

			Investment in Joint Trading Account; Bank
		22,850

			of America Repurchase Agreement; 0.15%
Medical Products (0.90%)			dated 04/30/09 maturing 05/01/09
China Medical Technologies Inc			(collateralized by Sovereign Agency
			Issues; $25,533,000; 0.00% - 5.87%; dated
3.50%, 11/15/2011	1,500	1,230
			09/11/09 - 01/22/37)	$ 25,033$	25,033
4.00%, 8/15/2013	32,750	18,463

			Investment in Joint Trading Account;
		19,693	Deutsche Bank Repurchase Agreement;

			0.15% dated 04/30/09 maturing 05/01/09
Pharmacy Services (0.30%)
			(collateralized by Sovereign Agency
Omnicare Inc			Issues; $25,533,000; 0.93% - 5.00%; dated
3.25%, 12/15/2035	9,500	6,508	03/30/10 - 01/08/14)	25,033	25,033

Retail - Automobile (0.59%)
Asbury Automotive Group Inc
3.00%, 9/15/2012	12,500	8,484
United Auto Group
3.50%, 4/ 1/2026	5,000	4,388

		12,872

Semiconductor Component - Integrated Circuits (0.83%)
Jazz Technologies Inc
8.00%, 12/31/2011	6,000	1,260

See accompanying notes

158

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Credit Default Swaps		0.36%

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $25,533,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	$ 25,032$	25,032

		75,098

TOTAL REPURCHASE AGREEMENTS	$ 75,098

Total Investments	$ 2,169,181
Other Assets in Excess of Liabilities, Net - 0.94%		20,675

TOTAL NET ASSETS - 100.00%	$ 2,189,856

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $26,290 or 1.20% of net assets.
(d)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $227,103 or 10.37% of net assets.
(f)	Variable Rate. Rate shown is in effect at April 30, 2009.
(g)	This Senior Floating Rate Note will settle after April 30, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 66,338
Unrealized Depreciation		(383,857)

Net Unrealized Appreciation (Depreciation)		(317,519)
Cost for federal income tax purposes		2,486,700
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		27.12%
Financial		19.34%
Consumer, Cyclical		12.81%
Government		9.51%
Industrial		8.45%
Technology		6.14%
Energy		6.09%
Communications		4.98%
Utilities		4.45%
Basic Materials		0.17%
Other Assets in Excess of Liabilities, Net		0.94%

TOTAL NET ASSETS		100.00%

See accompanying notes

159

Schedule of Investments
High Yield Fund
April 30, 2009 (unaudited)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014 $	34,650 $	1,899
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	49,500	2,713
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	39,600	2,677
UBS AG	CDX.NA.HY.12			Sell	5.00%	06/20/2014	19,800	531

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2008		Purchases		Sales		April 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc 1,123,000		10,449	150,900	911	-	-	1,273,900	11,360

	$ 33,507			$ 1,540		$ -	$ 35,047

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 428			$ -		$ -
Student Transportation of America Inc			509		-			-

	$ 937			$ -		$ -

See accompanying notes

160

Schedule of Investments Income Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.09%)			BONDS (continued)
Cable/Satellite TV (0.09%)			Casino Hotels (continued)
Time Warner Cable Inc	26,721 $	861	MGM Mirage
			13.00%, 11/15/2013 (d)	$ 10,000 $	9,250

Special Purpose Entity (0.00%)					10,660

Adelphia Recovery Trust (a)(b)	658,740	-

			Casino Services (1.08%)
TOTAL COMMON STOCKS	$ 861		OED Corp/Diamond Jo LLC

PREFERRED STOCKS (0.02%)			8.75%, 4/15/2012	12,000	9,960
Finance - Investment Banker & Broker (0.00%)
			Commercial Banks (1.21%)
Lehman Brothers Holdings Inc	280,000	3
			US Bank NA/Cincinnati OH
			6.38%, 8/ 1/2011	5,000	5,232
Finance - Mortgage Loan/Banker (0.02%)
Freddie Mac 8.38%; Series Z	300,000	153	4.95%, 10/30/2014	6,000	5,962

					11,194

TOTAL PREFERRED STOCKS	$ 156

	Principal		Commercial Services (0.35%)
	Amount	Value	Ceridian Corp
	(000's)	(000's)	11.25%, 11/15/2015 (e)	4,400	3,212

BONDS (69.37%)
			Containers - Paper & Plastic (0.38%)
Aerospace & Defense (0.37%)			Sealed Air Corp
Lockheed Martin Corp			5.63%, 7/15/2013 (d)	4,000	3,485
7.75%, 5/ 1/2026	$ 3,000	3,382
			Cruise Lines (1.02%)
Auto - Medium & Heavy Duty Trucks (0.63%)			Royal Caribbean Cruises Ltd
New Flyer Industries Ltd			8.75%, 2/ 2/2011	4,000	3,740
14.00%, 8/19/2020 (a)(c)(d)	7,000	5,807
			6.88%, 12/ 1/2013	6,000	4,470
			7.25%, 3/15/2018	2,000	1,270

Cable TV (0.01%)
Frontiervision					9,480

0.00%, 9/15/2010 (a)(b)	2,500	75	Diversified Banking Institutions (6.20%)
			Bank of America Corp
Frontiervision Operating PRT			5.42%, 3/15/2017	5,000	3,523
0.00%, 10/15/2010 (a)(b)	2,000	-

			6.80%, 3/15/2028	670	446
		75

			8.00%, 12/29/2049 (e)	4,000	2,273
Cable/Satellite TV (3.40%)			8.13%, 12/29/2049 (e)	7,000	3,975
Comcast Cable Communications Inc			Citigroup Inc
7.13%, 6/15/2013	7,000	7,442	5.85%, 8/ 2/2016	12,000	9,962
Comcast Cable Holdings LLC			Goldman Sachs Group Inc/The
7.88%, 8/ 1/2013	2,000	2,094	6.60%, 1/15/2012	10,000	10,479
Comcast Corp			5.35%, 1/15/2016	2,000	1,843
6.95%, 8/15/2037	3,000	2,962	JP Morgan Chase & Co
COX Communications Inc			5.13%, 9/15/2014	12,000	11,113
6.75%, 3/15/2011	8,000	8,164	7.90%, 4/29/2049 (e)	5,000	3,804
6.45%, 12/ 1/2036 (d)	4,000	3,239	Morgan Stanley
Time Warner Cable Inc			4.75%, 4/ 1/2014	5,000	4,227
6.55%, 5/ 1/2037	6,000	5,532	6.25%, 8/ 9/2026	7,000	5,749

7.30%, 7/ 1/2038	2,000	1,999			57,394

		31,432

			Electric - Integrated (13.23%)
Casino Hotels (1.15%)			Arizona Public Service Co
Harrah's Operating Co Inc			6.50%, 3/ 1/2012	5,000	4,937
10.00%, 12/15/2018 (d)	3,000	1,410	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	9,985
			Exelon Generation Co LLC
			6.20%, 10/ 1/2017	9,000	8,346

See accompanying notes

161

Schedule of Investments Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Leasing Company (0.08%)
Florida Power Corp			DVI Inc
5.90%, 3/ 1/2033	$ 8,000 $	7,847	0.00%, 2/ 1/2004 (a)(b)(c)	$ 8,125 $	739
6.35%, 9/15/2037	4,000	4,160	0.00%, 2/ 1/2004 (a)(b)(c)	400	37

Illinois Power Co					776

7.50%, 6/15/2009	9,000	9,016
			Food - Miscellaneous/Diversified (1.11%)
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	6,613	Corn Products International Inc
			8.45%, 8/15/2009	10,200	10,319
Mirant Americas Generation LLC
8.50%, 10/ 1/2021	15,000	12,525
			Food - Retail (0.55%)
Nisource Finance Corp
			Safeway Inc
6.15%, 3/ 1/2013	5,000	4,630
			7.50%, 9/15/2009	5,000	5,084
5.40%, 7/15/2014	5,000	4,326
5.25%, 9/15/2017	2,000	1,594	Forestry (0.12%)
Ohio Edison Co			Weyerhaeuser Co
5.45%, 5/ 1/2015	5,000	4,598	7.38%, 3/15/2032	1,500	1,141
Oncor Electric Delivery Co
7.00%, 9/ 1/2022	11,000	10,450	Gas - Distribution (0.99%)
Pacific Gas & Electric Co			Sempra Energy
4.20%, 3/ 1/2011	10,250	10,517	6.00%, 2/ 1/2013	9,000	9,167
6.05%, 3/ 1/2034	2,000	2,007
Pacificorp			Medical - Drugs (0.70%)
4.95%, 8/15/2014	5,000	5,238	Elan Finance PLC/Elan Finance Corp
5.25%, 6/15/2035	5,000	4,477	7.75%, 11/15/2011	7,250	6,453
PPL Energy Supply LLC
6.40%, 11/ 1/2011	5,000	5,083	Medical - Hospitals (2.07%)
Southwestern Electric Power Co			HCA Inc
5.38%, 4/15/2015	6,500	6,061	9.25%, 11/15/2016	6,000	5,940

		122,410	7.50%, 11/ 6/2033	1,700	935

			Tenet Healthcare Corp
Electronics - Military (0.11%)			9.00%, 5/ 1/2015 (d)	6,000	6,060
Lockheed Martin Tactical Systems Inc			10.00%, 5/ 1/2018 (d)	6,000	6,240

7.63%, 6/15/2025	1,000	1,042
					19,175

Finance - Commercial (0.52%)			Medical - Wholesale Drug Distribution (1.11%)
CIT Group Inc			Cardinal Health Inc
5.00%, 2/ 1/2015	2,000	1,100	6.75%, 2/15/2011	10,000	10,256
5.40%, 1/30/2016	7,000	3,681

		4,781	Metal - Diversified (0.98%)

			Xstrata Canada Corp
Finance - Consumer Loans (0.69%)			6.00%, 10/15/2015	12,000	9,064
American General Finance Corp
4.63%, 5/15/2009	6,500	6,396	MRI - Medical Diagnostic Imaging (1.28%)
			Alliance HealthCare Services Inc
Finance - Investment Banker & Broker (1.69%)			7.25%, 12/15/2012	12,000	11,850
Jefferies Group Inc
7.75%, 3/15/2012	7,500	5,627	Multi-Line Insurance (0.48%)
6.25%, 1/15/2036	9,000	4,602	Farmers Insurance Exchange
Merrill Lynch & Co Inc			6.00%, 8/ 1/2014 (d)	6,000	4,485
5.00%, 1/15/2015	3,000	2,427
6.50%, 7/15/2018	2,000	1,624	Multimedia (1.23%)
6.75%, 6/ 1/2028	2,000	1,317	Historic TW Inc

		15,597	9.15%, 2/ 1/2023	5,260	5,446

See accompanying notes

162

Schedule of Investments Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multimedia (continued)			Pipelines (continued)
News America Inc			TransCanada Pipelines Ltd
6.40%, 12/15/2035	$ 8,000 $	5,941	7.25%, 8/15/2038	$ 7,000 $	7,303

		11,387			38,043

Non-Hazardous Waste Disposal (1.82%)			Publishing - Books (1.10%)
Allied Waste North America Inc			Reed Elsevier Capital Inc
7.88%, 4/15/2013	1,000	1,015	6.75%, 8/ 1/2011	10,000	10,150
7.25%, 3/15/2015	9,000	8,820
Waste Management Inc			Regional Banks (2.29%)
6.88%, 5/15/2009	3,450	3,453	Bank One Corp
7.38%, 8/ 1/2010	3,500	3,576	10.00%, 8/15/2010	400	415

		16,864	FleetBoston Financial Corp

			6.88%, 1/15/2028	995	613
Oil Company - Exploration & Production (0.86%)			Wells Fargo & Co
OPTI Canada Inc			4.63%, 4/15/2014	11,000	9,676
7.88%, 12/15/2014	6,000	3,225	7.98%, 2/28/2049 (e)	15,000	8,400
XTO Energy Inc			Wells Fargo Capital XV
6.75%, 8/ 1/2037	5,000	4,746	9.75%, 12/29/2049 (e)	2,500	2,125

		7,971			21,229

Oil Company - Integrated (1.67%)			Reinsurance (0.22%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	3,000	2,678	6.00%, 8/15/2014	2,500	2,025
9.25%, 10/15/2021	8,500	8,835
6.80%, 5/15/2038	5,000	3,913	REITS - Healthcare (3.65%)

		15,426	HCP Inc

			6.45%, 6/25/2012	3,000	2,748
Oil Refining & Marketing (0.45%)
			6.00%, 3/ 1/2015	1,750	1,461
Tesoro Corp
6.25%, 11/ 1/2012	4,600	4,186	7.07%, 6/ 8/2015	2,250	2,025
			Health Care REIT Inc
Pharmacy Services (0.36%)			6.00%, 11/15/2013	8,000	6,639
Omnicare Inc			6.20%, 6/ 1/2016	3,000	2,360
6.13%, 6/ 1/2013	3,500	3,290	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	7,206
Physical Therapy & Rehabilitation Centers (0.94%)			5.13%, 4/ 1/2014	2,000	1,627
Healthsouth Corp			Nationwide Health Properties Inc
10.75%, 6/15/2016	8,500	8,670	6.00%, 5/20/2015	12,000	9,706

					33,772

Pipelines (4.11%)
El Paso Natural Gas Co			REITS - Office Property (1.01%)
7.50%, 11/15/2026	10,000	8,970	Arden Realty LP
			5.20%, 9/ 1/2011	3,000	2,992
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (a)(c)	12,299	8,363	5.25%, 3/ 1/2015	7,000	6,387

Energy Maintenance Services Group LLC -					9,379

Rights
			REITS - Shopping Centers (0.85%)
0.00%, 3/ 1/2014 (a)(b)(c)	48	1
			Developers Diversified Realty Corp
Enterprise Products Operating LLC			4.63%, 8/ 1/2010	10,000	7,868
6.38%, 2/ 1/2013	2,500	2,497

Express Pipeline LP			REITS - Storage (0.88%)
7.39%, 12/31/2017 (d)	4,404	5,185
			Shurgard Storage Centers LLC
Southern Natural Gas Co			5.88%, 3/15/2013	9,000	8,154
8.00%, 3/ 1/2032	4,000	3,779
Tennessee Gas Pipeline Co
8.38%, 6/15/2032	2,000	1,945

See accompanying notes

163

Schedule of Investments
Income Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Regional Department Store (0.59%)			OBLIGATIONS (23.92%)
Neiman Marcus Group Inc/The			Federal Home Loan Mortgage Corporation
			(FHLMC) (14.43%)
10.38%, 10/15/2015	$ 10,000 $	5,500
			5.50%, 11/ 1/2017	$ 3,225 $	3,373
			5.50%, 1/ 1/2018	1,084	1,134
Special Purpose Entity (1.58%)
CCM Merger Inc			6.50%, 1/ 1/2029	338	363
8.00%, 8/ 1/2013 (d)	11,000	4,895	6.50%, 5/ 1/2029	460	494
CDX North America High Yield			6.50%, 6/ 1/2029	299	321
7.63%, 6/29/2012 (d)	11,400	9,690	6.50%, 6/ 1/2029	897	963

		14,585	6.50%, 8/ 1/2029	414	445

			6.00%, 3/ 1/2031	291	306
Telecommunication Equipment - Fiber Optics (1.22%)
Corning Inc			5.50%, 5/ 1/2031	1,622	1,686
5.90%, 3/15/2014	12,000	11,289	7.00%, 1/ 1/2032	500	536
			6.00%, 5/ 1/2032	1,472	1,549
Telecommunication Services (1.91%)			4.50%, 8/ 1/2033	9,663	9,854
Qwest Corp			4.50%, 8/ 1/2033	8,540	8,709
8.88%, 3/15/2012 (e)	8,000	8,120	4.50%, 8/ 1/2033	13,934	14,209
Telus Corp			5.50%, 6/ 1/2035	16,585	17,196
8.00%, 6/ 1/2011	9,000	9,558

			5.00%, 11/ 1/2035	14,793	15,234
		17,678

			5.50%, 1/ 1/2036	17,156	17,788
Toys (0.10%)			5.50%, 4/ 1/2036	14,810	15,340
Mattel Inc			6.00%, 6/ 1/2038	5,476	5,722
7.30%, 6/13/2011	1,000	973	4.50%, 5/ 1/2039	18,000	18,321

					133,543

Transport - Services (1.02%)
Trailer Bridge Inc			Federal National Mortgage Association (FNMA) (5.30%)
9.25%, 11/15/2011	12,000	9,420	7.45%, 6/ 1/2016	139	149

TOTAL BONDS	$ 641,936		5.00%, 1/ 1/2018	3,098	3,229

			6.50%, 9/ 1/2028	92	99
SENIOR FLOATING RATE INTERESTS (0.78%)
			6.50%, 11/ 1/2028	81	87
Commercial Services (0.22%)
			7.00%, 1/ 1/2030	32	35
Quintiles Transnational, Term Loan Lien 2
4.43%, 3/31/2014 (e)	2,500	2,025	6.50%, 5/ 1/2031	378	405
			6.00%, 4/ 1/2032	965	1,018
Special Purpose Entity (0.56%)			6.50%, 4/ 1/2032	1,114	1,193
Motor City Casino, Term Loan B			6.50%, 5/ 1/2032	1,114	1,194
8.50%, 7/21/2012 (e)	8,115	5,234	5.00%, 10/ 1/2032	3,183	3,287

TOTAL SENIOR FLOATING RATE INTERESTS	$ 7,259		5.50%, 3/ 1/2033	4,461	4,642

CONVERTIBLE BONDS (3.09%)			5.50%, 2/ 1/2035	15,661	16,267
Containers - Paper & Plastic (0.74%)			4.00%, 3/ 1/2039	17,457	17,420

Sealed Air Corp					49,025

3.00%, 6/30/2033 (d)(e)	7,250	6,842
			Government National Mortgage Association
			(GNMA) (0.28%)
Pharmacy Services (0.52%)			7.00%, 6/20/2031	254	273
Omnicare Inc			6.00%, 5/20/2032 (e)	2,186	2,284

3.25%, 12/15/2035	7,000	4,795
					2,557

Therapeutics (1.83%)			U.S. Treasury (3.91%)
CV Therapeutics Inc			2.75%, 2/15/2019	2,000	1,937
3.25%, 8/16/2013	17,000	16,936	4.38%, 2/15/2038	1,000	1,051

TOTAL CONVERTIBLE BONDS	$ 28,573		4.50%, 5/15/2038	14,000	15,065

See accompanying notes

164

Schedule of Investments Income Fund April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 16,744
OBLIGATIONS (continued)			Unrealized Depreciation	(126,569)

U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	(109,825)
3.50%, 2/15/2039	$ 20,000 $	18,122

			Cost for federal income tax purposes	1,043,956
		36,175	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 221,300		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (3.68%)			Sector	Percent

Diversified Banking Institutions (3.68%)			Financial	25.60%
Investment in Joint Trading Account; Bank			Mortgage Securities	20.01%
of America Repurchase Agreement; 0.15%			Utilities	14.22%
dated 04/30/09 maturing 05/01/09			Consumer, Non-cyclical	11.03%
			Communications	8.96%
(collateralized by Sovereign Agency
			Energy	7.09%
Issues; $11,576,000; 0.00% - 5.87%; dated
			Consumer, Cyclical	4.58%
09/11/09 - 01/22/37)	$ 11,349$	11,349	Industrial	4.43%
Investment in Joint Trading Account;			Government	3.93%
Deutsche Bank Repurchase Agreement;			Basic Materials	1.10%
0.15% dated 04/30/09 maturing 05/01/09			Liabilities in Excess of Other Assets, Net	(0.95%)

(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%

Issues; $11,576,000; 0.93% - 5.00%; dated

03/30/10 - 01/08/14)	11,349	11,349
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $11,576,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	11,348	11,348

		34,046

TOTAL REPURCHASE AGREEMENTS	$ 34,046

Total Investments	$ 934,131
Liabilities in Excess of Other Assets, Net - (0.95)%		(8,799)

TOTAL NET ASSETS - 100.00%	$ 925,332

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,022 or 1.62% of net assets.
(b) Non-Income Producing Security
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $66,588 or 7.20% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2009.
See accompanying notes

165

Schedule of Investments Inflation Protection Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (15.84%)			BONDS (continued)
Asset Backed Securities (1.11%)			Commercial Banks (continued)
Ameriquest Mortgage Securities Inc			ICICI Bank Ltd
0.75%, 4/25/2034 (a)(b)	$ 380 $	212	1.68%, 1/12/2010 (a)(c)(d)	$ 500 $	480

Argent Securities Inc					548

0.56%, 4/25/2036 (a)(c)	272	256
			Credit Card Asset Backed Securities (0.13%)
Carrington Mortgage Loan Trust
0.67%, 12/25/2035 (a)(c)	192	174	American Express Credit Account Master Trust
			0.73%, 3/15/2012 (a)(c)	500	487
Countrywide Asset-Backed Certificates
1.56%, 12/25/2032 (a)	71	36
			Electric - Integrated (0.95%)
0.81%, 2/25/2036 (a)(b)(c)	213	167
			Entergy Gulf States Inc
0.69%, 3/25/2036 (a)(b)	1,362	716	1.66%, 12/ 1/2009 (a)(c)	200	196
0.94%, 2/25/2037 (a)(b)	3,000	40	Ohio Power Co
Fannie Mae Grantor Trust			1.35%, 4/ 5/2010 (a)(c)	1,535	1,513
0.58%, 4/25/2035 (a)	155	141	Pepco Holdings Inc
Fannie Mae Whole Loan			1.89%, 6/ 1/2010 (a)	1,150	1,079
0.74%, 11/25/2033 (a)(c)	8	8	TECO Energy Inc
First Franklin Mortgage Loan Asset Backed			3.17%, 5/ 1/2010 (a)(c)	850	811

Certificates					3,599

0.68%, 11/25/2035 (a)(c)	763	664
First-Citizens Home Equity Loan LLC			Finance - Consumer Loans (0.19%)
0.66%, 9/15/2022 (a)(d)	739	418	SLM Corp
Ford Credit Floorplan Master Owner Trust			1.52%, 3/15/2011 (a)	1,000	745
0.90%, 6/15/2011 (a)(b)(c)	500	475
Long Beach Mortgage Loan Trust			Finance - Investment Banker & Broker (0.76%)
0.97%, 6/25/2034 (a)	225	116	Bear Stearns Cos LLC/The
SLM Student Loan Trust			1.39%, 7/16/2009 (a)(c)	1,500	1,501
1.38%, 3/15/2017 (a)(b)(c)	867	803	1.45%, 11/28/2011 (a)	1,500	1,400

		4,226			2,901

Automobile Sequential (1.30%)			Food - Miscellaneous/Diversified (0.38%)
AmeriCredit Automobile Receivables Trust			General Mills Inc
0.51%, 4/ 6/2012 (a)(c)	638	622	1.23%, 1/22/2010 (a)(c)	1,000	997
AmeriCredit Prime Automobile Receivable Trust			Kraft Foods Inc
0.86%, 11/ 8/2010 (a)(c)	53	53	1.73%, 8/11/2010 (a)	450	439

Capital Auto Receivables Asset Trust					1,436

0.68%, 3/15/2010 (a)(c)	196	196
			Home Equity - Other (0.66%)
Capital One Auto Finance Trust
			Asset Backed Securities Corp Home Equity
0.46%, 7/15/2011 (a)(c)	253	246	0.54%, 7/25/2036 (a)(c)	1,530	1,332
0.49%, 10/15/2012 (a)(c)	2,659	2,398	First NLC Trust
Hyundai Auto Receivables Trust			0.74%, 9/25/2035 (a)	733	648
0.85%, 1/17/2012 (a)(c)	1,430	1,420	GSAA Trust

		4,935	0.58%, 4/25/2047 (a)(b)	3,025	451

Brewery (0.33%)			New Century Home Equity Loan Trust
SABMiller PLC			0.73%, 3/25/2035 (a)(b)	55	23
1.51%, 7/ 1/2009 (a)(c)(d)	1,250	1,249	Option One Mortgage Loan Trust
			1.44%, 2/25/2035 (a)(b)	30	4
Cable/Satellite TV (0.26%)			0.89%, 3/25/2037 (a)(b)	2,000	47

Comcast Corp					2,505

1.44%, 7/14/2009 (a)(c)	1,000	999
			Mortgage Backed Securities (7.14%)
			Adjustable Rate Mortgage Trust
Commercial Banks (0.14%)
			0.71%, 8/25/2036 (a)(b)	872	150
HSBC Americas Capital Trust I
7.81%, 12/15/2026 (d)	100	68	Banc of America Commercial Mortgage Inc
			6.85%, 4/15/2036	300	306

See accompanying notes

166

Schedule of Investments
Inflation Protection Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Funding Corp			Freddie Mac (continued)
0.73%, 7/20/2036 (a)	$ 1,771 $	291	0.80%, 5/15/2030 (a)	$ 91 $	90
Bear Stearns Alt-A Trust			0.85%, 9/15/2033 (a)	333	326
0.60%, 11/25/2036 (a)	470	168	0.75%, 10/15/2034 (a)(c)	49	49
0.61%, 4/25/2037 (a)	1,260	330	G-Force LLC
Bear Stearns Asset Backed Securities Trust			0.74%, 12/25/2039 (a)(b)(d)	1,000	137
0.67%, 4/25/2036 (a)	135	47	Ginnie Mae
Bear Stearns Commercial Mortgage Securities			1.11%, 10/16/2012 (a)	2,546	86
7.00%, 5/20/2030	466	475	4.51%, 10/16/2028 (a)(c)	615	628
Bella Vista Mortgage Trust			0.80%, 10/20/2031 (a)	164	163
0.74%, 1/22/2045 (a)	1,141	486	1.06%, 3/16/2047 (a)	5,393	278
0.70%, 5/20/2045 (a)(b)	924	358	Greenwich Capital Commercial Funding Corp
Chase Mortgage Finance Corp			1.29%, 3/10/2039 (a)(b)(d)	54,733	628
4.46%, 7/25/2037 (a)(b)	426	267	GSC Capital Corp Mortgage Trust
Citigroup/Deutsche Bank Commercial			0.70%, 2/25/2036 (a)	589	208
Mortgage Trust
			GSR Mortgage Loan Trust
0.71%, 10/15/2048 (a)(b)	35,522	556
			0.70%, 8/25/2046 (a)(b)	213	35
0.25%, 12/11/2049 (a)(b)(d)	12,738	56
			Homebanc Mortgage Trust
1.67%, 12/11/2049 (a)(b)(d)	8,140	106	0.78%, 1/25/2036 (a)	977	389
Countrywide Alternative Loan Trust			Impac CMB Trust
0.86%, 12/25/2035 (a)	441	106	1.42%, 10/25/2034 (a)(b)	46	19
0.72%, 6/25/2036 (a)(b)	1,022	144	1.99%, 10/25/2034 (a)(b)	103	18
0.70%, 7/25/2046 (a)	2,100	319	0.75%, 4/25/2035 (a)	269	54
0.65%, 5/25/2047 (a)	3,892	838	0.95%, 8/25/2035 (a)(b)	60	11
Countrywide Asset-Backed Certificates			1.09%, 8/25/2035 (a)(b)	53	5
0.71%, 1/25/2036 (a)	162	115
			0.69%, 4/25/2037 (a)	1,452	598
Credit Suisse Mortgage Capital Certificates
			Impac Secured Assets CMN Owner Trust
6.00%, 9/15/2039 (a)	1,000	160
			0.61%, 9/25/2036 (a)	1,500	446
CS First Boston Mortgage Securities Corp
			Indymac Index Mortgage Loan Trust
8.09%, 9/15/2041 (a)	1,025	1,020
			0.67%, 4/25/2035 (a)	127	54
Fannie Mae
			0.74%, 8/25/2035 (a)	325	118
0.74%, 2/25/2018 (a)	66	66
			0.62%, 1/25/2037 (a)	1,460	506
0.74%, 3/25/2018 (a)	375	371
			0.68%, 6/25/2037 (a)(b)	3,697	1,577
0.69%, 11/25/2022 (a)	91	90
			JP Morgan Alternative Loan Trust
0.64%, 1/25/2023 (a)	89	88
			0.59%, 3/25/2037 (a)	1,460	236
0.84%, 2/25/2028 (a)(c)	173	172
			JP Morgan Chase Commercial Mortgage
0.74%, 2/25/2032 (a)	80	79	Securities Corp
0.69%, 3/25/2035 (a)	200	195	5.63%, 6/12/2041 (a)	1,000	434
Fannie Mae Grantor Trust			JP Morgan Mortgage Trust
0.79%, 5/25/2035 (a)(b)	79	68	5.30%, 7/25/2035 (a)	642	575
Fannie Mae Whole Loan			5.82%, 6/25/2036 (a)	300	147
0.59%, 5/25/2035 (a)	85	83	5.79%, 1/25/2037 (a)	716	418
0.64%, 5/25/2035 (a)	97	85	LB-UBS Commercial Mortgage Trust
0.69%, 6/25/2044 (a)(c)	22	22	5.59%, 6/15/2031	390	382
0.89%, 2/25/2047 (a)	78	76	Lehman XS Trust
Freddie Mac			0.66%, 6/25/2047 (a)	3,646	1,264
0.75%, 5/15/2017 (a)	355	352	Merrill Lynch Alternative Note Asset Trust
0.75%, 2/15/2018 (a)	372	367	0.65%, 4/25/2037 (a)(b)	5,000	683
0.75%, 6/15/2018 (a)	383	380	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
0.70%, 3/15/2023 (a)	230	227
			0.59%, 7/12/2046 (a)(b)(d)	16,906	137
0.90%, 6/15/2023 (a)	102	101
			Morgan Stanley Capital I
0.80%, 2/15/2030 (a)	35	36	1.05%, 12/20/2046 (a)(b)(d)	200	3

See accompanying notes

167

Schedule of Investments
Inflation Protection Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Special Purpose Entity (continued)
Residential Accredit Loans Inc			Williams Cos Inc Credit Linked Certificate
0.59%, 2/25/2037 (a)	$ 2,797 $	820	Trust/The
0.63%, 7/25/2037 (a)(b)	926	406	4.42%, 5/ 1/2009 (a)(d)	$ 500 $	500

Structured Adjustable Rate Mortgage Loan Trust					1,741

1.14%, 8/25/2034 (a)(b)	1,229	49	Telecommunication Services (0.08%)
Structured Asset Mortgage Investments Inc			Telcordia Technologies Inc
0.67%, 5/25/2045 (a)	727	298	4.88%, 7/15/2012 (a)(b)(d)	440	323
Wachovia Bank Commercial Mortgage Trust
5.35%, 12/15/2043 (a)(b)(d)	27,482	470	Telephone - Integrated (0.10%)
4.52%, 5/15/2044	2,680	2,503	Sprint Nextel Corp
WaMu Mortgage Pass Through Certificates			1.63%, 6/28/2010 (a)	400	372

1.08%, 12/25/2027 (a)(b)	836	641	TOTAL BONDS	$ 60,270

5.93%, 9/25/2036 (a)	149	110
			U.S. GOVERNMENT & GOVERNMENT AGENCY
6.06%, 9/25/2036 (a)	174	128
			OBLIGATIONS (85.24%)
0.98%, 7/25/2044 (a)	82	35	Federal National Mortgage Association (FNMA) (0.47%)
0.81%, 1/25/2045 (a)	180	40	5.38%, 4/ 1/2033 (a)	224	229
0.82%, 11/25/2045 (a)(b)(c)	626	479	4.69%, 7/ 1/2033 (a)	345	349
0.66%, 8/25/2046 (a)	937	588	4.86%, 3/ 1/2034 (a)	190	194
Washington Mutual Alternative Mortgage			3.22%, 9/ 1/2034 (a)	308	312
Pass-Through Certificates
			4.27%, 5/ 1/2035 (a)	258	263
0.72%, 6/25/2046 (a)	662	97
			5.28%, 11/ 1/2035 (a)	448	460

0.62%, 1/25/2047 (a)	3,311	634

					1,807

		27,156

			U.S. Treasury Inflation-Indexed Obligations (84.77%)
Multimedia (0.53%)
			4.25%, 1/15/2010	3,569	3,647
Time Warner Inc
1.46%, 11/13/2009 (a)(c)	2,050	2,036	0.88%, 4/15/2010	2,884	2,860
			3.38%, 1/15/2012	3,938	4,174
Pipelines (0.31%)			2.00%, 4/15/2012	16,166	16,565
Rockies Express Pipeline LLC			3.00%, 7/15/2012	3,977	4,198
5.10%, 8/20/2009 (a)(d)	720	720	0.63%, 4/15/2013 (f)	17,734	17,424
Williams Cos Inc			2.00%, 1/15/2014	20,286	20,667
3.21%, 10/ 1/2010 (a)(d)	500	470	1.25%, 4/15/2014	6,267	6,296

		1,190	2.00%, 7/15/2014	30,535	31,174

Regional Banks (0.84%)			1.63%, 1/15/2015	7,223	7,187
BAC Capital Trust XIII			1.88%, 7/15/2015	20,727	20,948
1.72%, 3/15/2043 (a)	4,000	1,035	2.00%, 1/15/2016	8,547	8,697
Capital One Financial Corp			2.50%, 7/15/2016	3,147	3,318
1.57%, 9/10/2009 (a)(c)	1,900	1,851	2.38%, 1/15/2017	4,298	4,499
Fleet Capital Trust II			2.63%, 7/15/2017	10,960	11,741
7.92%, 12/11/2026 (b)	500	295

			1.63%, 1/15/2018	18,100	18,009
		3,181

			1.38%, 7/15/2018	9,624	9,383
Rental - Auto & Equipment (0.17%)			2.13%, 1/15/2019	18,941	19,770
Erac USA Finance Co			2.38%, 1/15/2025 (f)	9,569	9,488
1.51%, 8/28/2009 (a)(b)(c)(d)	660	641	2.00%, 1/15/2026	14,433	13,513
			2.38%, 1/15/2027 (f)	12,474	12,314
Special Purpose Entity (0.46%)
			1.75%, 1/15/2028	36,392	32,742
Sirens BV
3.09%, 4/13/2012 (a)(b)(d)(e)	2,000	1,241	3.63%, 4/15/2028	4,920	5,679
			2.50%, 1/15/2029 (f)	26,774	27,250
			3.88%, 4/15/2029 (g)	8,074	9,694

See accompanying notes

168

Schedule of Investments Inflation Protection Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Government	84.77%

			Mortgage Securities	7.65%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial	3.69%
OBLIGATIONS (continued)			Asset Backed Securities	3.16%
U.S. Treasury Inflation-Indexed Obligations			Communications	0.98%
(continued)			Utilities	0.95%
3.38%, 4/15/2032	$ 1,118 $	1,337	Consumer, Non-cyclical	0.87%

		322,574	Energy	0.31%
			Liabilities in Excess of Other Assets, Net	(2.38%)

TOTAL U.S. GOVERNMENT & GOVERNMENT			TOTAL NET ASSETS	100.00%

AGENCY OBLIGATIONS	$ 324,381

			Other Assets Summary (unaudited)

SHORT TERM INVESTMENTS (1.30%)
Repurchase Agreements (1.30%)			Asset Type	Percent

Morgan Stanley Repurchase Agreement;			Futures	15.89%
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by U.S. Treasury Bills;
$5,038,000; 0.31% - 0.71%; dated
10/29/09 - 04/08/10) (c)	$ 4,939$	4,939

TOTAL SHORT TERM INVESTMENTS	$ 4,939

Total Investments	$ 389,590
Liabilities in Excess of Other Assets, Net - (2.38)%		(9,074)

TOTAL NET ASSETS - 100.00%	$ 380,516

(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
(b) Security is Illiquid
(c)	Security was purchased with the cash proceeds from securities loans.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,647 or 2.01% of net assets.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,241 or 0.33% of net assets.
(f)	Security or a portion of the security was on loan at the end of the period.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,471 or 0.39% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,364
Unrealized Depreciation		(56,326)

Net Unrealized Appreciation (Depreciation)		(50,962)
Cost for federal income tax purposes		440,552
All dollar amounts are shown in thousands (000's)

See accompanying notes

169

	Schedule of Investments
	Inflation Protection Fund
	April 30, 2009 (unaudited)

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; June 2009	Buy	153	$ 18,559	$ 18,503	$ (56)
US 5 Year Note; June 2009	Buy	170	19,880	19,914	34
US Long Bond; June 2009	Buy	180	22,635	22,061	(574)
All dollar amounts are shown in thousands (000's)

See accompanying notes

170

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.37%)			COMMON STOCKS (continued)
Agricultural Operations (0.37%)			Cellular Telecommunications (5.47%)
Golden Agri-Resources Ltd	12,883,000$	3,220	Advanced Info Service PCL (a)	1,164,000$	2,606
			America Movil SAB de CV ADR	403,274	13,247
Airlines (0.78%)			China Mobile Ltd	1,811,962	15,735
Air China Ltd	5,532,000	2,627	Empresa Nacional de Telecomunicaciones SA	305,651	3,599
Turk Hava Yollari Anonium Ortakligi (a)	863,470	4,236	MTN Group Ltd	349,366	4,580

		6,863	SK Telecom Co Ltd	15,422	2,206

Airport Development & Maintenance (0.44%)			Tim Participacoes SA	845,494	1,414
Beijing Capital International Airport Co Ltd	6,032,000	3,853	Vimpel-Communications ADR	293,438	2,764
			Vivo Participacoes SA ADR	120,657	1,925

Apparel Manufacturers (0.31%)					48,076

Youngone Corp	353,230	2,706
			Coal (0.89%)
Applications Software (0.47%)			Banpu Public Co Ltd (a)	203,500	1,644
Check Point Software Technologies Ltd (a)	176,881	4,098	Tambang Batubara Bukit Asam Tbk PT	4,345,000	3,899
			Yanzhou Coal Mining Co Ltd	2,446,354	2,314

Auto - Car & Light Trucks (0.38%)					7,857

Hyundai Motor Co	62,637	3,344
			Coatings & Paint (0.24%)
			KCC Corp	7,605	2,110
Auto - Medium & Heavy Duty Trucks (0.25%)
Mahindra & Mahindra Ltd (b)	211,337	2,236
			Commercial Banks (14.28%)
			ABSA Group Ltd	498,436	5,795
Auto/Truck Parts & Equipment - Original (0.84%)
			Axis Bank Ltd	362,730	4,040
Hyundai Mobis	96,465	7,383
			Banco do Brasil SA	583,336	4,997
Batteries & Battery Systems (0.36%)			Bangkok Bank Public Co (a)	1,215,500	2,954
Simplo Technology Co Ltd	815,000	3,117	Bank Mandiri Tbk PT	16,094,465	4,219
			Bank of China Ltd	39,701,000	14,856
Brewery (1.25%)			Bank of India	1,181,699	5,552
Cia Cervecerias Unidas SA	383,957	2,277	Bank Rakyat Indonesia	11,875,000	6,507
Cia de Bebidas das Americas ADR	153,772	8,670	China Construction Bank Corp	18,777,778	10,952

		10,947	Credicorp Ltd	98,343	4,919

Building - Heavy Construction (0.36%)			Daegu Bank	372,760	2,560
Daewoo Engineering & Construction Co Ltd	363,600	3,188	ICICI Bank Ltd ADR	101,353	2,091
			Industrial and Commercial Bank of China Ltd	27,136,000	15,616
Building - Residential & Commercial (0.81%)			Itau Unibanco Banco Multiplo SA ADR	274,919	3,775
Corp GEO SAB de CV (a)	3,402,700	4,436	Komercni Banka AS	23,348	3,164
Gafisa SA	301,476	2,639	Powszechna Kasa Oszczednosci Bank Polski

		7,075	SA	525,912	4,225

			Siam Commercial Bank Public (a)(b)	801,000	1,368
Building & Construction - Miscellaneous (0.19%)
			Standard Bank Group Ltd	452,250	4,406
China Communications Construction Co Ltd	1,389,000	1,674
			State Bank of India Ltd	109,660	6,141
Building Products - Cement & Aggregate (1.67%)			Taiwan Cooperative Bank (a)	8,170,000	4,434
Anhui Conch Cement Co Ltd	780,000	5,228	Turkiye Halk Bankasi AS	1,167,653	4,086
Cemex SAB de CV (a)	2,223,162	1,643	Turkiye Vakiflar Bankasi Tao	6,257,473	7,078
Pretoria Portland Cement Co Ltd	703,980	2,723	VTB Bank OJSC	900,449	1,657

Taiwan Cement Corp	5,344,000	5,106			125,392

		14,700	Computer Services (0.48%)

Casino Hotels (0.56%)			Infosys Technologies Ltd ADR	136,025	4,191
Resorts World Bhd	7,195,600	4,891
			Computers (2.38%)
			Acer Inc	2,604,036	4,984

See accompanying notes

171

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers (continued)			Electronic Components - Semiconductors (3.77%)
Compal Electronics Inc	6,382,000 $	5,422	MediaTek Inc	413,000 $	4,302
HTC Corp	437,000	5,919	Samsung Electronics Co Ltd	62,447	28,814

Quanta Computer Inc	3,054,000	4,562			33,116

		20,887

			Electronic Measurement Instruments (0.00%)
Computers - Peripheral Equipment (0.30%)			Chroma Ate Inc	138	-
Lite-On Technology Corp	3,318,000	2,659
			Engineering - Research & Development Services (0.26%)
Cosmetics & Toiletries (0.33%)			Larsen & Toubro Ltd (b)	123,316	2,306
Natura Cosmeticos SA	246,900	2,933
			Enterprise Software & Services (0.01%)
Diversified Financial Services (2.33%)			Totvs SA	2,814	76
China Development Financial Holding Corp	10,699,000	2,734
Hana Financial Group Inc	342,510	5,900	Feminine Health Care Products (0.20%)
Intergroup Financial Services Corp	117,824	1,060	Hengan International Group Co Ltd	429,000	1,796
Korea Investment Holdings Co Ltd	81,840	2,073
			Finance - Credit Card (0.93%)
SinoPac Financial Holdings Co Ltd	8,413,000	2,213
			Redecard SA	645,700	8,127
Yuanta Financial Holding Co Ltd (a)	10,993,000	6,448

		20,428	Finance - Investment Banker & Broker (0.35%)

Diversified Manufacturing Operations (0.39%)			Daishin Securities Co Ltd	108,500	1,509
Doosan Corp	34,131	3,405	KGI Securities Co Ltd	4,416,000	1,596

					3,105

Diversified Minerals (0.65%)
			Food - Miscellaneous/Diversified (0.73%)
Anglo American PLC	255,137	5,680
			Nong Shim Co Ltd	15,335	2,582
Diversified Operations (1.96%)			Tiger Brands Ltd	242,097	3,788

Alfa SAB de CV	483,676	839			6,370

GS Holdings Corp	89,850	2,157	Food - Retail (0.85%)
Guangdong Investment Ltd	2,658,000	1,104	Cia Brasileira de Distribuicao Grupo Pao de
LG Corp	116,829	5,163	Acucar ADR	108,863	3,515
Shanghai Industrial Holdings Ltd	2,298,000	7,917	Shoprite Holdings Ltd	651,079	3,927

		17,180			7,442

Electric - Generation (0.56%)			Gas - Distribution (0.87%)
Huaneng Power International Inc	7,254,000	4,961	Beijing Enterprises Holdings Ltd	1,173,500	5,186
			Korea Gas Corp	72,815	2,423

Electric - Integrated (2.03%)					7,609

Centrais Eletricas Brasileiras SA (a)	273,614	3,528
			Gold Mining (1.19%)
Cia Paranaense de Energia	280,400	3,507
			Gold Fields Ltd	464,262	4,844
Enersis SA ADR	268,874	4,030
			Harmony Gold Mining Co Ltd (a)	306,339	2,858
Reliance Infrastructure Ltd	206,306	2,867
			Zijin Mining Group Co Ltd	3,512,000	2,719

Tenaga Nasional BHD	1,902,700	3,928

					10,421

		17,860

			Import & Export (0.40%)
Electric Products - Miscellaneous (0.88%)
			Hyosung Corp	55,847	3,482
LG Electronics Inc	93,185	7,699
			Internet Application Software (0.91%)
Electronic Components - Miscellaneous (0.91%)
			Tencent Holdings Ltd	899,305	8,007
AU Optronics Corp	2,451,000	2,538
Hon Hai Precision Industry Co Ltd	1,004,935	2,905	Internet Content - Entertainment (0.24%)
LG Display Co Ltd	103,570	2,527	Shanda Interactive Entertainment Ltd ADR (a)	43,792	2,095

		7,970

See accompanying notes

172

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (2.15%)			Oil Refining & Marketing (2.00%)
Cathay Financial Holding Co Ltd	1,566,000 $	1,754	Reliance Industries Ltd	197,081 $	7,114
China Life Insurance Co Ltd/Taiwan (a)	280	-	SK Holdings Co Ltd	69,118	6,411
China Life Insurance Co Ltd	3,447,000	12,164	S-Oil Corp	45,464	2,123
Sanlam Ltd	2,646,008	4,969	Tupras-Turkiye Petrol Rafinerileri AS	191,127	1,911

		18,887			17,559

Machinery - General Industry (0.25%)			Paper & Related Products (0.37%)
STX Engine Co Ltd	88,630	2,183	Kimberly-Clark de Mexico SAB de CV	892,100	3,253

Medical - Drugs (0.88%)			Petrochemicals (0.74%)
China Pharmaceutical Group Ltd	9,538,000	4,787	Honam Petrochemical Corp	61,523	3,668
Cipla Ltd/India	609,660	2,934	LG Chem Ltd	17,106	1,887

		7,721	PTT Chemical PLC (a)(b)	819,300	975

					6,530

Medical - Generic Drugs (1.26%)
Teva Pharmaceutical Industries Ltd ADR	251,256	11,028	Platinum (0.93%)
			Impala Platinum Holdings Ltd	422,998	8,185
Metal - Copper (0.78%)
Antofagasta PLC	592,040	5,168	Property & Casualty Insurance (0.69%)
Sterlite Industries India Ltd ADR	202,844	1,722	Hyundai Marine & Fire Insurance Co Ltd	374,040	4,329

		6,890	PICC Property & Casualty Co Ltd	3,036,000	1,736

					6,065

Metal - Diversified (0.79%)
KGHM Polska Miedz SA	170,769	3,031	Public Thoroughfares (0.37%)
MMC Norilsk Nickel ADR	470,691	3,883	Zhejiang Expressway Co Ltd	3,754,000	3,231

		6,914

			Real Estate Operator & Developer (0.47%)
Metal Processors & Fabrication (0.22%)
			Africa Israel Investments Ltd	23,178	364
TK Corp	70,879	1,950
			Rossi Residencial SA	186,243	656
			Shimao Property Holdings Ltd	2,785,000	3,137

Multi-Line Insurance (0.56%)
Ping An Insurance Group Co of China Ltd	788,225	4,933			4,157

			Retail - Apparel & Shoe (0.66%)
Non-Ferrous Metals (0.41%)			Truworths International Ltd	1,438,923	5,778
Korea Zinc Co Ltd	33,726	3,641
			Retail - Convenience Store (0.37%)
Oil - Field Services (0.29%)			President Chain Store Corp	1,364,000	3,279
China Oilfield Services Ltd	3,100,000	2,564
			Retail - Hypermarkets (0.25%)
Oil Company - Exploration & Production (2.48%)			Magnit OAO (a)	279,484	2,222
CNOOC Ltd	6,505,000	7,294
Gazprom OAO (a)(b)(c)	23,609	1,044	Retail - Major Department Store (0.21%)
Gazprom OAO (a)	759,137	13,437	Lotte Shopping Co Ltd	10,707	1,869

		21,775

			Retail - Miscellaneous/Diversified (0.13%)
Oil Company - Integrated (9.20%)
			Dufry South America Ltd (a)	137,709	1,140
China Petroleum & Chemical Corp	16,874,000	13,238
LUKOIL ADR	271,112	11,961	Rubber - Tires (0.24%)
PetroChina Co Ltd	4,550,293	4,028	Cheng Shin Rubber Industry Co Ltd (a)	1,381,000	2,077
Petroleo Brasileiro SA ADR	1,046,814	35,141
Rosneft Oil Co	2,153,929	11,308	Semiconductor Component - Integrated Circuits (3.09%)
Sasol Ltd	167,564	5,106	Advanced Semiconductor Engineering Inc (a)	6,649,000	3,578

		80,782	Siliconware Precision Industries Co (a)	1,405,000	1,763

			Taiwan Semiconductor Manufacturing Co Ltd	12,230,341	20,413

See accompanying notes

173

     Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (4.92%)
Semiconductor Component - Integrated			Commercial Banks (1.14%)
Circuits (continued)			Banco Itau Holding Financeira SA	718,845 $	9,983
Transcend Information Inc	506,000 $	1,391

		27,145	Diversified Minerals (2.35%)

Shipbuilding (0.75%)			Cia Vale do Rio Doce	1,470,830	20,655
Hyundai Heavy Industries	12,472	2,236
			Electric - Distribution (0.18%)
Samsung Heavy Industries Co Ltd	183,370	4,345

			Eletropaulo Metropolitana Eletricidade de
		6,581	Sao Paulo SA	123,724	1,614

Steel - Producers (2.09%)
China Steel Corp (a)	4,382,000	3,392	Investment Companies (0.49%)
Evraz Group SA (b)	213,552	2,808	Bradespar SA (a)	343,200	4,286
Jindal Steel & Power Ltd	134,455	4,380	Lereko Mobility Pty Ltd (a)	4,384	17

POSCO ADR	101,339	7,800			4,303

		18,380	Steel - Producers (0.76%)

Steel Pipe & Tube (0.24%)			Usinas Siderurgicas de Minas Gerais SA	450,986	6,690

Confab Industrial SA	965,930	1,699	TOTAL PREFERRED STOCKS	$ 43,245

OAO TMK	53,891	383		Principal

		2,082		Amount	Value

				(000's)	(000's)

Telecommunication Services (1.77%)
China Communications Services Corp Ltd	4,334,000	2,572	REPURCHASE AGREEMENTS (2.54%)
			Diversified Banking Institutions (2.54%)
Digi.Com BHD	189,891	1,190
			Investment in Joint Trading Account; Bank
Indosat Tbk PT	4,104,072	2,171
			of America Repurchase Agreement; 0.15%
Telefonica O2 Czech Republic AS	203,708	4,392	dated 04/30/09 maturing 05/01/09
Telekomunikasi Indonesia Tbk PT	7,064,500	5,239	(collateralized by Sovereign Agency

		15,564	Issues; $7,591,000; 0.00% - 5.87%; dated

			09/11/09 - 01/22/37)	$ 7,442$	7,442
Telephone - Integrated (2.20%)			Investment in Joint Trading Account;
Bezeq Israeli Telecommunication Corp Ltd	2,386,560	3,755	Deutsche Bank Repurchase Agreement;
KT Corp	47,940	1,399	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Philippine Long Distance Telephone Co	91,190	4,120
			Issues; $7,591,000; 0.93% - 5.00%; dated
Rostelecom ADR	53,729	2,942	03/30/10 - 01/08/14)	7,442	7,442
Tele Norte Leste Participacoes SA (a)	57,723	905	Investment in Joint Trading Account;
Telefonos de Mexico SAB de CV ADR	199,147	3,186	Morgan Stanley Repurchase Agreement;
Telkom SA Ltd	239,041	3,028	0.12% dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
		19,335	Issues; $7,591,000; 1.00% - 7.125%; dated

Tobacco (1.03%)			05/04/09 - 02/15/30)	7,442	7,442

ITC Ltd	1,034,694	3,906			22,326

KT&G Corp	46,903	2,581	TOTAL REPURCHASE AGREEMENTS	$ 22,326

Souza Cruz SA (a)	119,400	2,542

			Total Investments	$ 876,725
		9,029

			Other Assets in Excess of Liabilities, Net - 0.17%		1,450

Transport - Marine (0.26%)			TOTAL NET ASSETS - 100.00%	$ 878,175

Hanjin Shipping Co Ltd	151,760	2,307

Water (0.08%)
Cia de Saneamento Basico do Estado de Sao
Paulo (a)	48,486	690

Wireless Equipment (0.33%)
Gemtek Technology Corp	1,854,000	2,893

TOTAL COMMON STOCKS	$ 811,154

See accompanying notes

174

Schedule of Investments International Emerging Markets Fund

April 30, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,737 or 1.22% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,044 or 0.12% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 86,988
Unrealized Depreciation	(155,130)

Net Unrealized Appreciation (Depreciation)	(68,142)
Cost for federal income tax purposes	944,867
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Korea, Republic Of	15.94%
Brazil	14.80%
China	13.59%
Taiwan, Province Of China	11.33%
South Africa	6.83%
Russian Federation	5.87%
India	5.63%
Hong Kong	5.35%
Mexico	3.03%
United States	2.54%
Indonesia	2.51%
Israel	2.19%
Turkey	1.97%
United Kingdom	1.23%
Malaysia	1.14%
Chile	1.13%
Thailand	1.09%
Czech Republic	0.86%
Poland	0.83%
Peru	0.68%
Philippines	0.47%
Singapore	0.37%
Luxembourg	0.32%
Bermuda	0.13%
Other Assets in Excess of Liabilities, Net	0.17%

TOTAL NET ASSETS	100.00%

See accompanying notes

175

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.23%)			COMMON STOCKS (continued)
Advertising Sales (0.38%)			Building & Construction - Miscellaneous
Teleperformance	154,414 $	4,486	(continued)
			Maeda Corp	707,043 $	2,273

Advertising Services (0.29%)					17,312

Groupe Aeroplan Inc	538,477	3,407	Building Products - Cement & Aggregate (0.70%)
			CRH PLC	310,992	8,176
Aerospace & Defense (1.52%)
BAE Systems PLC	1,739,867	9,221	Chemicals - Diversified (2.83%)
Finmeccanica SpA	364,878	5,180	Bayer AG	148,306	7,368
MTU Aero Engines Holding AG	104,307	3,517	Koninklijke DSM NV	132,178	4,130

		17,918	Nissan Chemical Industries Ltd	418,000	3,463

Aerospace & Defense Equipment (0.37%)			Shin-Etsu Chemical Co Ltd	160,000	7,723
Cobham PLC	1,671,408	4,364	Solvay SA	48,184	4,159
			Tokuyama Corp	543,000	3,215
Agricultural Chemicals (0.81%)			Ube Industries Ltd/Japan	1,757,000	3,296

Potash Corp of Saskatchewan (a)	110,900	9,526			33,354

Agricultural Operations (0.32%)			Circuit Boards (0.39%)
Golden Agri-Resources Ltd	15,136,160	3,783	Ibiden Co Ltd	160,100	4,643

Apparel Manufacturers (0.69%)			Commercial Banks (5.96%)
Hermes International	61,205	8,162	Banco Santander SA	280,024	2,694
			Fortis	1,074,202	2,672
Applications Software (0.28%)			Hang Seng Bank Ltd	343,000	3,833
Sage Group PLC	1,210,927	3,323	Oversea-Chinese Banking Corp Ltd	2,113,000	8,392
			Royal Bank of Canada (a)	184,100	6,526
Auto - Car & Light Trucks (1.16%)			Seven Bank Ltd	1,150	2,705
Honda Motor Co Ltd	162,400	4,685	Standard Chartered PLC	871,277	13,637
Nissan Motor Co Ltd	870,400	4,501	Sumitomo Mitsui Financial Group Inc	244,800	8,440
Suzuki Motor Corp	237,300	4,432	Suruga Bank Ltd	415,000	3,522

		13,618	Torinto Dominion Bank (a)	201,300	7,945

Bicycle Manufacturing (0.03%)			United Overseas Bank Ltd	596,000	4,629
Shimano Inc	13,001	381	Westpac Banking Corp	366,620	5,116

					70,111

Brewery (1.58%)
			Commercial Services (0.60%)
Anheuser-Busch InBev NV	341,766	10,543
			Aggreko PLC	457,663	3,913
Foster's Group Ltd	935,013	3,581
			Intertek Group PLC	209,280	3,161

Kirin Holdings Co Ltd	409,000	4,491

					7,074

		18,615

			Commercial Services - Finance (0.46%)
Building - Heavy Construction (0.66%)
			Experian PLC	805,404	5,362
Vinci SA	171,458	7,758
			Computer Data Security (0.36%)
Building - Maintenance & Service (0.25%)
			Gemalto NV (a)	133,412	4,228
Babcock International Group	449,102	2,902
			Computer Services (0.23%)
Building & Construction - Miscellaneous (1.47%)
			Indra Sistemas SA	138,747	2,757
Balfour Beatty PLC	524,447	2,617
Bilfinger Berger AG	69,516	3,307	Computers (0.32%)
Bouygues SA	139,981	6,023	Research in Motion Ltd (a)	54,100	3,737
Hochtief AG	64,376	3,092

See accompanying notes

176

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (0.45%)			Entertainment Software (0.21%)
Mitsubishi UFJ Financial Group Inc	967,200 $	5,247	Capcom Co Ltd	142,400 $	2,458

Diversified Manufacturing Operations (0.96%)			Finance - Investment Banker & Broker (0.42%)
Siemens AG	106,429	7,121	Daiwa Securities Group Inc	957,000	4,959
Smiths Group PLC	383,218	4,158

		11,279	Finance - Other Services (0.69%)

			Hong Kong Exchanges and Clearing Ltd	480,400	5,604
Diversified Minerals (3.64%)
			Osaka Securities Exchange Co Ltd	810	2,562

BHP Billiton Ltd	1,055,003	25,509
					8,166

BHP Billiton PLC	257,830	5,432
Xstrata PLC	1,325,727	11,914	Fisheries (0.26%)

		42,855	Toyo Suisan Kaisha Ltd	158,000	3,079

Diversified Operations (1.04%)			Food - Catering (0.79%)
Exor SpA (a)	105,997	877	Compass Group PLC	1,003,434	4,810
Groupe Bruxelles Lambert SA	56,620	4,117	Sodexo	93,735	4,525

Inmarsat PLC	481,189	3,461			9,335

Noble Group Ltd	4,329,000	3,801

			Food - Miscellaneous/Diversified (3.21%)
		12,256

			Nestle SA	1,154,090	37,777
E-Commerce - Services (0.29%)
Rakuten Inc	6,753	3,410	Food - Retail (3.20%)
			Colruyt SA	23,281	5,306
Electric - Integrated (2.83%)			Koninklijke Ahold NV	881,073	9,713
Enel SpA	968,528	5,296	Metro Inc	102,400	3,175
HongKong Electric Holdings	546,500	3,230	Tesco PLC	672,356	3,354
Iberdrola SA	1,575,727	12,509	WM Morrison Supermarkets PLC	1,556,125	5,680
Public Power Corp SA	193,480	3,755	Woolworths Ltd	537,919	10,446

RWE AG	118,289	8,537			37,674

		33,327

			Forestry (0.36%)
Electric - Transmission (0.37%)			Sino-Forest Corp (a)	483,900	4,234
Terna Rete Elettrica Nazionale SpA	1,353,141	4,364
			Gambling (Non-Hotel) (0.33%)
Electric Products - Miscellaneous (0.25%)			OPAP SA	123,218	3,821
Vossloh AG	28,175	2,902
			Gas - Distribution (0.21%)
Electronic Components - Miscellaneous (0.86%)			Canadian Utilities Ltd	85,300	2,466
Chemring Group PLC	95,342	2,975
Hosiden Corp	317,600	3,861	Gold Mining (2.08%)
Nippon Electric Glass Co Ltd	412,000	3,300	Barrick Gold Corp. (a)	334,700	9,691

		10,136	IAMGOLD Corp (a)	428,800	3,417

			Lihir Gold Ltd (a)	1,431,997	3,122
Engineering - Research & Development Services (0.50%)
			Newcrest Mining Ltd	379,990	8,268

ABB Ltd (a)	217,898	3,125
					24,498

COMSYS Holdings Corp	341,000	2,759

		5,884	Human Resources (0.36%)

			Capita Group PLC/The	415,836	4,211
Enterprise Software & Services (2.05%)
Autonomy Corp PLC (a)	265,020	5,610
			Import & Export (0.28%)
SAP AG	406,682	15,457	Mitsui & Co Ltd	313,000	3,294
Software AG	48,967	3,103

		24,170

See accompanying notes

177

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.27%)			Multi-Line Insurance (continued)
Air Water Inc	383,000 $	3,142	Zurich Financial Services	31,125 $	5,841

					13,370

Instruments - Controls (0.22%)
			Multimedia (0.50%)
Rotork PLC	218,827	2,638
			Vivendi	216,267	5,857
Investment Companies (0.50%)
			Office Automation & Equipment (0.29%)
Eurazeo	73,650	3,038
			Neopost SA	40,705	3,462
Pargesa Holding SA	44,554	2,844

		5,882

			Oil - Field Services (0.63%)
Life & Health Insurance (0.45%)			Fugro NV	102,852	3,717
Sony Financial Holdings Inc	1,694	5,308	Petrofac Ltd	436,384	3,709

					7,426

Lottery Services (0.32%)
			Oil & Gas Drilling (0.29%)
Lottomatica SpA	182,129	3,762
			Transocean Ltd (a)	50,044	3,377
Machinery - General Industry (0.73%)
			Oil Company - Exploration & Production (3.17%)
Alstom SA	135,129	8,552
			Canadian Natural Resources (a)	191,900	8,846
Medical - Biomedical/Gene (1.21%)			EnCana Corp (a)	315,500	14,460
CSL Ltd/Australia	419,734	10,499	Origin Energy Ltd	846,413	10,020
Novozymes A/S	54,532	3,715	Talisman Energy (a)	313,500	3,928

		14,214			37,254

Medical - Drugs (9.27%)			Oil Company - Integrated (7.68%)
Actelion Ltd (a)	156,841	7,180	BG Group PLC	1,208,517	19,541
Astellas Pharma Inc	128,500	4,182	BP PLC	2,982,564	21,289
Chugai Pharmaceutical Co Ltd	215,400	3,986	ENI SpA	230,330	5,013
GlaxoSmithKline PLC	1,618,001	25,109	Royal Dutch Shell PLC - A Shares	508,133	11,825
Grifols SA	189,578	3,344	Royal Dutch Shell PLC - B Shares	524,672	12,085
Hisamitsu Pharmaceutical Co Inc	115,800	3,276	Suncor Energy Inc (a)	355,800	8,954
Novartis AG	776,066	29,510	Total SA	228,785	11,607

Novo Nordisk A/S	251,138	12,022			90,314

Roche Holding AG	161,611	20,461	Paper & Related Products (0.33%)

		109,070	OJI Paper Co Ltd	899,000	3,856

Medical - Wholesale Drug Distribution (0.22%)
			Pipelines (0.67%)
Galenica AG	8,889	2,570
			Enbridge Inc (a)	256,974	7,936
Medical Instruments (0.33%)
			Property & Casualty Insurance (1.96%)
Elekta AB	330,477	3,851
			Fairfax Financial Holdings Ltd (a)	10,600	2,804
Medical Products (0.54%)			Mitsui Sumitomo Insurance Group Holdings
			Inc	258,600	7,014
Synthes Inc	62,022	6,304
			RSA Insurance Group PLC	1,770,884	3,437
Metal - Copper (0.33%)			Tokio Marine Holdings Inc	372,400	9,799

First Quantum Minerals Ltd	99,300	3,840			23,054

			Publicly Traded Investment Fund (0.90%)
Metal - Diversified (0.63%)
			iShares MSCI EAFE Index Fund	253,556	10,629
Rio Tinto PLC	179,197	7,354
			Publishing - Books (0.84%)
Multi-Line Insurance (1.14%)
			Reed Elsevier NV	678,652	7,505
ACE Ltd	96,217	4,457
Mapfre SA	1,069,812	3,072

See accompanying notes

178

     Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Books (continued)			Storage & Warehousing (0.24%)
Reed Elsevier PLC	313,877 $	2,342	Mitsubishi Logistics Corp	298,000 $	2,822

		9,847

			Telecommunication Equipment (0.33%)
Real Estate Management & Services (1.00%)
			Tandberg ASA	271,800	3,875
Aeon Mall Co Ltd	217,500	2,843
Mitsubishi Estate Co Ltd	690,000	8,976	Telecommunication Services (0.43%)

		11,819	Cable & Wireless PLC	2,273,517	5,045

REITS - Diversified (0.40%)
			Telephone - Integrated (2.62%)
Unibail-Rodamco	31,400	4,712
			KDDI Corp	1,572	7,046
REITS - Office Property (0.29%)			Softbank Corp	552,800	8,688
Nippon Building Fund Inc	416	3,370	Telefonica SA	794,181	15,142

					30,876

Retail - Apparel & Shoe (0.89%)
			Tobacco (2.35%)
Fast Retailing Co Ltd	59,996	6,266
			British American Tobacco PLC	680,765	16,506
Hennes & Mauritz AB	93,313	4,205

			Imperial Tobacco Group PLC	487,925	11,196

		10,471

					27,702

Retail - Computer Equipment (0.33%)
			Toys (1.03%)
Game Group PLC	1,308,712	3,838
			Nintendo Co Ltd	45,200	12,059

Retail - Convenience Store (0.37%)
			Transport - Rail (1.59%)
Lawson Inc	113,600	4,400
			Canadian National Railway (a)	228,700	9,245
			East Japan Railway Co	168,500	9,500

Retail - Drug Store (0.50%)
Shoppers Drug Mart Corp	163,200	5,901			18,745

			Transport - Services (0.49%)
Retail - Home Furnishings (0.25%)			Koninklijke Vopak NV (a)	76,955	3,418
Nitori Co Ltd	53,250	2,997	Viterra Inc (a)	328,100	2,392

					5,810

Retail - Major Department Store (0.42%)
Marks & Spencer Group PLC	989,247	4,957	Water (0.30%)
			United Utilities Group PLC	463,795	3,489
Rubber - Tires (0.25%)
Yokohama Rubber Co Ltd/The	690,000	2,988	Wireless Equipment (1.02%)
			Nokia OYJ	605,174	8,752
Satellite Telecommunications (0.30%)			Telefonaktiebolaget LM Ericsson	363,444	3,208

Eutelsat Communications	164,161	3,577			11,960

Schools (0.30%)			TOTAL COMMON STOCKS	$ 1,155,822

Benesse Corp	93,800	3,576		Principal
				Amount	Value
Security Services (0.39%)				(000's)	(000's)

G4S PLC	1,637,841	4,577	REPURCHASE AGREEMENTS (0.72%)
			Diversified Banking Institutions (0.72%)
Soap & Cleaning Products (0.94%)
			Investment in Joint Trading Account; Bank
Reckitt Benckiser Group PLC	278,769	10,999	of America Repurchase Agreement; 0.15%
			dated 04/30/09 maturing 05/01/09
Steel - Producers (0.48%)			(collateralized by Sovereign Agency
Godo Steel Ltd	576,048	1,484	Issues; $2,890,000; 0.00% - 5.87%; dated
Ssab Svenskt Stal AB	449,331	4,105	09/11/09 - 01/22/37)	$ 2,834$	2,834

		5,589

See accompanying notes

179

Schedule of Investments International Growth Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,890,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	$ 2,834$	2,834
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,890,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	2,833	2,833

		8,501

TOTAL REPURCHASE AGREEMENTS	$ 8,501

Total Investments	$ 1,164,323
Other Assets in Excess of Liabilities, Net - 1.05%		12,403

TOTAL NET ASSETS - 100.00%	$ 1,176,726

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 50,744
Unrealized Depreciation		(240,833)

Net Unrealized Appreciation (Depreciation)		(190,089)
Cost for federal income tax purposes		1,354,412
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country		Percent

United Kingdom		19.45%
Japan		17.87%
Switzerland		10.97%
Canada		10.40%
France		6.46%
Australia		6.24%
Germany		4.62%
Netherlands		4.45%
Spain		3.36%
Belgium		2.28%
United States		2.16%
Italy		2.08%
Singapore		1.43%
Hong Kong		1.40%
Denmark		1.34%
Sweden		1.31%
Ireland		1.15%
Finland		0.74%
Greece		0.64%
Norway		0.33%
Papua New Guinea		0.27%
Other Assets in Excess of Liabilities, Net		1.05%

TOTAL NET ASSETS		100.00%

See accompanying notes

180

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.89%)			COMMON STOCKS (continued)
Aerospace & Defense (1.31%)			Cable/Satellite TV (1.52%)
Lockheed Martin Corp	62,912 $	4,940	Comcast Corp - Class A	310,187 $	4,796
Northrop Grumman Corp	69,608	3,366	Comcast Corp - Special Class A	67,327	988
Raytheon Co	8,526	386	Time Warner Cable Inc	156,038	5,029

Rockwell Collins Inc	17,424	668			10,813

		9,360

			Cellular Telecommunications (0.21%)
Aerospace & Defense Equipment (0.73%)			Leap Wireless International Inc (a)	13,357	482
Goodrich Corp	12,768	566	NII Holdings Inc (a)	64,421	1,041

United Technologies Corp	94,703	4,625			1,523

		5,191

			Chemicals - Diversified (0.42%)
Agricultural Chemicals (0.80%)			Dow Chemical Co/The	93,310	1,493
CF Industries Holdings Inc	5,201	375	FMC Corp	14,946	728
Monsanto Co	63,138	5,360	Huntsman Corp.	119,099	639

		5,735	PPG Industries Inc	3,568	157

					3,017

Agricultural Operations (0.61%)
Archer-Daniels-Midland Co	111,497	2,745	Chemicals - Specialty (0.23%)
Bunge Ltd	34,094	1,637	Eastman Chemical Co	19,203	762

		4,382	Ecolab Inc	23,396	902

					1,664

Apparel Manufacturers (0.18%)
Coach Inc	33,815	828	Commercial Banks (0.31%)
Jones Apparel Group Inc	48,351	447	BB&T Corp	95,404	2,227

		1,275

			Commercial Services - Finance (0.41%)
Applications Software (2.80%)
			Moody's Corp	35,719	1,054
Microsoft Corp	987,626	20,009
			SEI Investments Co	131,707	1,848

					2,902

Audio & Video Products (0.25%)
Harman International Industries Inc	99,419	1,808	Computer Aided Design (0.07%)
			Autodesk Inc (a)	24,543	489
Auto/Truck Parts & Equipment - Original (0.62%)
Autoliv Inc	20,465	505	Computer Services (1.04%)
BorgWarner Inc	17,101	495	Accenture Ltd	251,372	7,398
Federal Mogul Corp (a)	4,262	47
Johnson Controls Inc	177,906	3,382	Computers (4.35%)

		4,429	Apple Inc (a)	85,347	10,739

			Dell Inc (a)	361,926	4,206
Beverages - Non-Alcoholic (2.52%)
			Hewlett-Packard Co	151,076	5,436
Coca-Cola Co/The	122,353	5,267
			IBM Corp	91,507	9,444
Coca-Cola Enterprises Inc	113,651	1,939
			Sun Microsystems Inc (a)	129,798	1,189

Dr Pepper Snapple Group Inc (a)	28,058	581
					31,014

Hansen Natural Corp (a)	96,826	3,947
PepsiCo Inc	125,804	6,260	Computers - Memory Devices (0.96%)

		17,994	EMC Corp/Massachusetts (a)	288,812	3,619

			NetApp Inc (a)	172,795	3,162
Broadcasting Services & Programming (0.03%)
			Seagate Technology	11,678	95

Scripps Networks Interactive	8,336	229
					6,876

Building & Construction Products -			Containers - Metal & Glass (0.38%)
Miscellaneous (0.02%)			Ball Corp	69,263	2,613
Armstrong World Industries Inc (a)	6,288	114
			Crown Holdings Inc (a)	3,557	78

					2,691

See accompanying notes

181

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.05%)			Electronic Components - Miscellaneous (0.06%)
Packaging Corp of America	5,694 $	91	Tyco Electronics Ltd	23,914 $	417
Sonoco Products Co	10,864	265

		356	Electronic Components - Semiconductors (2.47%)

			Broadcom Corp (a)	143,970	3,339
Cosmetics & Toiletries (2.00%)
			Intel Corp	659,478	10,406
Colgate-Palmolive Co	77,809	4,590
			LSI Corp (a)	146,099	561
Procter & Gamble Co	196,334	9,707

			Texas Instruments Inc	183,047	3,306

		14,297

					17,612

Cruise Lines (0.05%)
			Electronic Forms (0.45%)
Carnival Corp	14,073	378
			Adobe Systems Inc (a)	116,928	3,198

Distribution & Wholesale (0.41%)
			Electronic Parts Distribution (0.10%)
Ingram Micro Inc (a)	163,566	2,375
			Arrow Electronics Inc (a)	6,717	153
Tech Data Corp (a)	19,113	550

			Avnet Inc (a)	24,549	537

		2,925

					690

Diversified Banking Institutions (2.90%)
			Engineering - Research & Development Services (0.28%)
Bank of America Corp	506,424	4,522
			Fluor Corp	21,969	832
Citigroup Inc	904,526	2,759
			Jacobs Engineering Group Inc (a)	12,937	492
JP Morgan Chase & Co	323,174	10,665
			URS Corp (a)	14,790	652

Morgan Stanley	117,711	2,783

					1,976

		20,729

			Enterprise Software & Services (0.72%)
Diversified Manufacturing Operations (2.24%)
			Oracle Corp	264,453	5,115
3M Co	17,198	991

Cooper Industries Ltd	12,191	400	Fiduciary Banks (0.52%)
Danaher Corp	9,364	547	Bank of New York Mellon Corp/The	144,878	3,691
General Electric Co	799,695	10,116
Honeywell International Inc	14,047	438	Finance - Credit Card (0.39%)
Illinois Tool Works Inc	70,387	2,309	American Express Co	111,068	2,801
Tyco International Ltd	48,457	1,151

		15,952	Finance - Investment Banker & Broker (0.49%)

			Charles Schwab Corp/The	190,171	3,514
E-Commerce - Products (0.38%)
Amazon.com Inc (a)	33,783	2,720	Finance - Other Services (0.19%)
			CME Group Inc	6,096	1,349
E-Commerce - Services (0.05%)
Liberty Media Corp - Interactive (a)	62,409	331	Food - Confectionery (0.26%)
			Hershey Co/The	50,772	1,835
Electric - Integrated (1.89%)
Duke Energy Corp	235,946	3,259	Food - Dairy Products (0.11%)
Edison International	18,032	514	Dean Foods Co (a)	38,519	797
Exelon Corp	121,750	5,616
Integrys Energy Group Inc	19,886	525	Food - Meat Products (0.38%)
OGE Energy Corp	21,323	548	Hormel Foods Corp	34,872	1,091
PPL Corp	63,735	1,906	Smithfield Foods Inc (a)	39,388	340
Public Service Enterprise Group Inc	37,959	1,133	Tyson Foods Inc	119,201	1,257

		13,501			2,688

Electric Products - Miscellaneous (0.94%)			Food - Miscellaneous/Diversified (0.19%)
Emerson Electric Co	195,985	6,671	Campbell Soup Co	51,587	1,327

See accompanying notes

182

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (0.28%)			Investment Management & Advisory Services
Safeway Inc	28,448 $	562	(continued)
			T Rowe Price Group Inc	81,854 $	3,153

SUPERVALU Inc	88,697	1,450

					9,423

		2,012

			Life & Health Insurance (0.51%)
Forestry (0.16%)
			Aflac Inc	85,869	2,481
Plum Creek Timber Co Inc	33,111	1,143
			Lincoln National Corp	12,853	144
Garden Products (0.28%)			Prudential Financial Inc	21,936	634
Toro Co	65,071	1,977	Unum Group	23,453	383

					3,642

Gas - Distribution (0.24%)
			Machinery - Farm (0.34%)
NiSource Inc	135,882	1,493
			AGCO Corp (a)	56,001	1,361
Vectren Corp	9,780	217

			Deere & Co	25,346	1,046

		1,710

					2,407

Gold Mining (0.05%)
			Medical - Biomedical/Gene (2.55%)
Newmont Mining Corp	8,190	330
			Amgen Inc (a)	115,616	5,604
Hotels & Motels (0.15%)			Biogen Idec Inc (a)	68,166	3,295
Marriott International Inc/DE	9,190	217	Genzyme Corp (a)	14,781	788
Wyndham Worldwide Corp	73,470	858	Gilead Sciences Inc (a)	186,237	8,530

		1,075			18,217

Human Resources (0.42%)			Medical - Drugs (5.10%)
Manpower Inc	42,495	1,831	Abbott Laboratories	67,390	2,820
Robert Half International Inc	47,974	1,152	Bristol-Myers Squibb Co	95,407	1,832

		2,983	Eli Lilly & Co	233,080	7,673

			Forest Laboratories Inc (a)	84,041	1,823
Independent Power Producer (0.39%)			King Pharmaceuticals Inc (a)	169,301	1,334
Dynegy Inc (a)	706,494	1,257
			Merck & Co Inc/NJ	210,740	5,109
Mirant Corp (a)	117,191	1,492

			Pfizer Inc	537,732	7,184
		2,749

			Schering-Plough Corp	196,570	4,525
Industrial Gases (0.15%)			Wyeth	96,115	4,075

Air Products & Chemicals Inc	16,021	1,056			36,375

			Medical - Generic Drugs (0.03%)
Instruments - Scientific (0.47%)
Thermo Fisher Scientific Inc (a)	94,713	3,323	Mylan Inc/PA (a)	15,282	202

			Medical - HMO (1.02%)
Internet Content - Information & News (0.23%)
HLTH Corp (a)	148,970	1,639	Coventry Health Care Inc (a)	63,205	1,006
			Humana Inc (a)	70,844	2,039
Internet Security (0.62%)			UnitedHealth Group Inc	69,316	1,630
Symantec Corp (a)	146,196	2,522	WellPoint Inc (a)	61,643	2,636

VeriSign Inc (a)	93,529	1,925			7,311

		4,447	Medical - Wholesale Drug Distribution (0.41%)

Investment Management & Advisory Services (1.32%)			AmerisourceBergen Corp	18,058	607
BlackRock Inc	6,847	1,003	Cardinal Health Inc	16,717	565
Eaton Vance Corp	95,747	2,621	McKesson Corp	47,392	1,754

Federated Investors Inc	31,898	730			2,926

Franklin Resources Inc	20,871	1,262	Medical Information Systems (0.04%)
Invesco Ltd	44,416	654	Cerner Corp (a)	5,282	284
See accompanying notes

183

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Medical Instruments (0.96%)			Oil Company - Exploration & Production

Beckman Coulter Inc	9,692 $	510	(continued)
			Southwestern Energy Co (a)	36,192 $	1,298

Boston Scientific Corp (a)	357,091	3,003
					17,585

Medtronic Inc	105,289	3,369

		6,882	Oil Company - Integrated (7.60%)

			Chevron Corp	181,451	11,994
Medical Products (1.86%)
			ConocoPhillips	235,958	9,674
Baxter International Inc	12,160	590
			Exxon Mobil Corp	451,512	30,102
Becton Dickinson and Co	12,082	730
			Hess Corp	6,013	330
Johnson & Johnson	207,368	10,858
			Murphy Oil Corp	44,325	2,115

Varian Medical Systems Inc (a)	33,862	1,130

					54,215

		13,308

			Oil Refining & Marketing (1.58%)
Metal - Copper (0.21%)
			Frontier Oil Corp	78,275	995
Freeport-McMoRan Copper & Gold Inc	18,931	807
			Sunoco Inc	70,916	1,880
Southern Copper Corp	38,230	710

			Tesoro Corp	159,859	2,438
		1,517

			Valero Energy Corp	301,135	5,974

Metal Processors & Fabrication (0.06%)					11,287

Commercial Metals Co	27,306	406
			Paper & Related Products (0.15%)

Multi-Line Insurance (0.74%)			Rayonier Inc	27,802	1,074

HCC Insurance Holdings Inc	4,322	103

Loews Corp	142,897	3,557	Pharmacy Services (0.34%)
			Medco Health Solutions Inc (a)	55,821	2,431
MetLife Inc	47,164	1,403

Old Republic International Corp	25,256	237

			Property & Casualty Insurance (0.66%)
		5,300

			Chubb Corp	18,422	718

Multimedia (1.68%)			First American Corp	25,154	706

News Corp	170,579	1,409	Travelers Cos Inc/The	80,126	3,296

Time Warner Inc	268,141	5,854			4,720

Walt Disney Co/The	215,854	4,727

			Regional Banks (1.95%)
		11,990

			Comerica Inc	86,882	1,823

Networking Products (1.93%)			US Bancorp	216,940	3,953

Cisco Systems Inc (a)	711,992	13,756	Wells Fargo & Co	407,203	8,148

					13,924

Oil - Field Services (1.20%)

Exterran Holdings Inc (a)	26,073	538	Reinsurance (0.03%)
			Berkshire Hathaway Inc - Class A (a)	2	188
Halliburton Co	76,700	1,551

Schlumberger Ltd	132,059	6,470

			REITS - Apartments (0.17%)
		8,559

			Equity Residential	51,971	1,190

Oil & Gas Drilling (0.26%)

Noble Corp	18,263	499	REITS - Diversified (0.11%)

Patterson-UTI Energy Inc	26,768	340	Liberty Property Trust	32,882	800

Transocean Ltd (a)	15,450	1,043

			REITS - Healthcare (0.17%)
		1,882

			Nationwide Health Properties Inc	50,005	1,235
Oil Company - Exploration & Production (2.46%)

Anadarko Petroleum Corp	19,851	855	REITS - Office Property (0.13%)

Apache Corp	50,906	3,709	SL Green Realty Corp	53,873	951

Cimarex Energy Co	34,294	922

Devon Energy Corp	85,444	4,430	REITS - Shopping Centers (0.19%)

Occidental Petroleum Corp	113,179	6,371	Federal Realty Investment Trust	5,393	297

See accompanying notes

184

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Shopping Centers (continued)			Semiconductor Component - Integrated

Regency Centers Corp	28,459 $	1,066	Circuits (continued)

			Marvell Technology Group Ltd (a)	26,484 $	291

		1,363

					1,045

Retail - Apparel & Shoe (0.62%)

Ross Stores Inc	116,149	4,407	Steel - Producers (0.33%)
			Reliance Steel & Aluminum Co	46,054	1,623

Retail - Auto Parts (0.14%)			Schnitzer Steel Industries Inc	14,858	736

Advance Auto Parts Inc	22,097	967			2,359

			Steel - Specialty (0.11%)
Retail - Automobile (0.02%)
			Allegheny Technologies Inc	24,577	804
Copart Inc (a)	4,395	138

			Telecommunication Equipment (0.10%)
Retail - Bedding (0.04%)
			Tellabs Inc (a)	129,943	681
Bed Bath & Beyond Inc (a)	10,011	305

			Telecommunication Services (0.65%)
Retail - Bookstore (0.15%)
			Embarq Corp	127,540	4,663
Barnes & Noble Inc	42,232	1,103

			Telephone - Integrated (3.32%)
Retail - Discount (4.21%)
			AT&T Inc	485,230	12,432
BJ's Wholesale Club Inc (a)	82,561	2,753
			Sprint Nextel Corp (a)	714,310	3,114
Costco Wholesale Corp	101,449	4,930
			Telephone & Data Systems Inc	7,891	226
Dollar Tree Inc (a)	23,879	1,011
			Verizon Communications Inc	261,223	7,926

Family Dollar Stores Inc	186,803	6,200
					23,698

Wal-Mart Stores Inc	300,584	15,149

		30,043	Television (0.09%)

			CBS Corp	93,178	656
Retail - Jewelry (0.05%)

Signet Jewelers Ltd	23,744	377	Tobacco (2.21%)

			Altria Group Inc	20,246	331
Retail - Major Department Store (0.37%)
			Lorillard Inc	114,851	7,250
TJX Cos Inc	93,988	2,629
			Philip Morris International Inc	225,654	8,169

Retail - Pet Food & Supplies (0.60%)					15,750

PetSmart Inc	188,439	4,311	Transport - Rail (0.15%)

			Burlington Northern Santa Fe Corp	15,571	1,051
Retail - Regional Department Store (0.22%)

Kohl's Corp (a)	7,802	354	Transport - Services (1.86%)

Macy's Inc	90,621	1,239	CH Robinson Worldwide Inc	48,319	2,569

		1,593	Expeditors International of Washington Inc	75,887	2,634

Retail - Restaurants (1.92%)			FedEx Corp	53,235	2,979

Darden Restaurants Inc	3,000	111	United Parcel Service Inc	97,929	5,125

McDonald's Corp	120,132	6,402			13,307

Panera Bread Co (a)	37,141	2,080	Transport - Truck (0.45%)

Yum! Brands Inc	152,484	5,085	JB Hunt Transport Services Inc	113,550	3,193

		13,678

			Web Portals (1.36%)
Savings & Loans - Thrifts (0.16%)
			Google Inc (a)	22,236	8,805
Hudson City Bancorp Inc	92,797	1,166
			Sohu.com Inc (a)	16,791	875

Semiconductor Component - Integrated Circuits (0.15%)					9,680

Cypress Semiconductor Corp (a)	40,070	317	Wireless Equipment (0.88%)

Integrated Device Technology Inc (a)	80,461	437	Motorola Inc	133,188	737

See accompanying notes

185

Schedule of Investments LargeCap Blend Fund I

April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	21.71%

			Financial	14.63%
COMMON STOCKS (continued)			Energy	13.10%
Wireless Equipment (continued)			Communications	13.05%
Qualcomm Inc	131,333 $	5,558	Technology	13.04%

			Consumer, Cyclical	10.49%

		6,295	Industrial	9.40%

X-Ray Equipment (0.24%)			Basic Materials	2.62%
			Utilities	2.52%
Hologic Inc (a)	117,564	1,747	Liabilities in Excess of Other Assets, Net	(0.56%)

TOTAL COMMON STOCKS	$ 691,450		TOTAL NET ASSETS	100.00%

	Principal
			Other Assets Summary (unaudited)

	Amount	Value
	(000's)	(000's)	Asset Type	Percent

			Futures	2.90%
REPURCHASE AGREEMENTS (3.67%)
Diversified Banking Institutions (3.67%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 8,740$	8,740
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	8,740	8,740
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $8,915,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	8,739	8,739

		26,219

TOTAL REPURCHASE AGREEMENTS	$ 26,219

Total Investments	$ 717,669
Liabilities in Excess of Other Assets, Net - (0.56)%		(4,004)

TOTAL NET ASSETS - 100.00%	$ 713,665

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 32,519
Unrealized Depreciation		(168,788)

Net Unrealized Appreciation (Depreciation)		(136,269)
Cost for federal income tax purposes		853,938
All dollar amounts are shown in thousands (000's)

See accompanying notes

186

Schedule of Investments
LargeCap Blend Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	95	$ 20,671	$ 20,662	$ (9)
All dollar amounts are shown in thousands (000's)

See accompanying notes

187

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.44%)			COMMON STOCKS (continued)
Advertising Agencies (0.29%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	53,300 $	1,677	Coca-Cola Enterprises Inc	60,500 $	1,032
			Pepsi Bottling Group Inc	32,100	1,004
Advertising Sales (0.04%)			PepsiCo Inc	136,500	6,792

Lamar Advertising Co (a)	14,400	243			16,017

Aerospace & Defense (1.66%)			Broadcasting Services & Programming (0.23%)
Boeing Co/The	44,700	1,790	Discovery Communications Inc - A Shares (a)	23,150	440
General Dynamics Corp	27,140	1,402	Discovery Communications Inc - C Shares (a)	34,550	605
Lockheed Martin Corp	35,600	2,796	Scripps Networks Interactive	11,400	313

Northrop Grumman Corp	35,600	1,721			1,358

Raytheon Co	20,800	941	Building - Residential & Commercial (0.13%)
Rockwell Collins Inc	27,200	1,043	KB Home	14,600	264

		9,693	Lennar Corp	51,900	505

Aerospace & Defense Equipment (0.79%)					769

Goodrich Corp	15,900	704	Building Products - Wood (0.13%)
United Technologies Corp	79,600	3,888	Masco Corp	84,100	745

		4,592

			Cable/Satellite TV (0.82%)
Agricultural Chemicals (0.79%)
			Cablevision Systems Corp	43,000	738
Monsanto Co	45,000	3,820
			DIRECTV Group Inc/The (a)	18,300	453
Mosaic Co/The	4,200	170
			Time Warner Cable Inc	111,701	3,600

Potash Corp of Saskatchewan Inc	7,100	614

					4,791

		4,604

			Casino Hotels (0.04%)
Agricultural Operations (0.10%)
			MGM Mirage (a)	27,936	234
Archer-Daniels-Midland Co	23,200	571
			Casino Services (0.12%)
Airlines (0.11%)
			International Game Technology	57,100	705
Southwest Airlines Co	95,900	669
			Cellular Telecommunications (0.32%)
Apparel Manufacturers (0.18%)
			MetroPCS Communications Inc (a)	99,900	1,708
Coach Inc	42,600	1,044
			NII Holdings Inc (a)	10,100	163

Applications Software (3.27%)					1,871

Microsoft Corp	729,800	14,786	Chemicals - Diversified (0.50%)
Red Hat Inc (a)	144,900	2,502	Dow Chemical Co/The	49,800	797
Salesforce.com Inc (a)	41,800	1,790	EI Du Pont de Nemours & Co	75,500	2,106

		19,078			2,903

Athletic Footwear (0.23%)			Chemicals - Specialty (0.12%)
NIKE Inc	25,900	1,359	International Flavors & Fragrances Inc	10,000	312
			Sigma-Aldrich Corp	8,900	390

Audio & Video Products (0.02%)
					702

Harman International Industries Inc	7,700	140
			Coal (0.24%)
Auto - Medium & Heavy Duty Trucks (0.16%)			Consol Energy Inc	35,800	1,120
Paccar Inc	26,400	936	Peabody Energy Corp	9,900	261

					1,381

Auto/Truck Parts & Equipment - Original (0.20%)
			Coatings & Paint (0.00%)
Johnson Controls Inc	62,600	1,190
			Sherwin-Williams Co/The	400	23
Beverages - Non-Alcoholic (2.75%)
Coca-Cola Co/The	167,000	7,189

See accompanying notes

188

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (0.18%)			Dialysis Centers (0.05%)
First Horizon National Corp	65,872 $	758	DaVita Inc (a)	6,700 $	311
Marshall & Ilsley Corp	49,198	285

		1,043	Disposable Medical Products (0.16%)

			CR Bard Inc	13,400	960
Commercial Services (0.05%)
Quanta Services Inc (a)	12,600	286	Distribution & Wholesale (0.05%)
			Genuine Parts Co	8,000	272
Commercial Services - Finance (1.11%)
Automatic Data Processing Inc	38,000	1,338	Diversified Banking Institutions (4.38%)
H&R Block Inc	19,200	291	Bank of America Corp	680,938	6,081
Mastercard Inc	9,600	1,761	Goldman Sachs Group Inc/The	43,000	5,526
Moody's Corp	13,800	407	JP Morgan Chase & Co	353,828	11,676
Paychex Inc	24,300	656	Morgan Stanley	95,700	2,262

Visa Inc	11,700	760			25,545

Western Union Co/The	75,800	1,270

			Diversified Manufacturing Operations (3.20%)
		6,483

			3M Co	69,800	4,020
Computer Aided Design (0.68%)			Danaher Corp	54,700	3,197
Autodesk Inc (a)	198,000	3,948	General Electric Co	591,300	7,480
			Honeywell International Inc	64,100	2,001
Computer Services (0.35%)
			Illinois Tool Works Inc	21,200	695
Accenture Ltd	64,900	1,910
			ITT Corp	15,500	636
Computer Sciences Corp (a)	3,000	111

			Tyco International Ltd	25,525	606

		2,021

					18,635

Computers (4.84%)
			E-Commerce - Products (0.75%)
Apple Inc (a)	73,700	9,274
			Amazon.com Inc (a)	54,000	4,348
Dell Inc (a)	207,000	2,405
Hewlett-Packard Co	171,600	6,174	E-Commerce - Services (0.19%)
IBM Corp	100,300	10,352	Expedia Inc (a)	81,500	1,109

		28,205

			Electric - Generation (0.06%)
Computers - Memory Devices (0.34%)
			AES Corp/The	50,200	355
EMC Corp/Massachusetts (a)	157,200	1,970

			Electric - Integrated (2.91%)
Consumer Products - Miscellaneous (0.87%)
			Allegheny Energy Inc	31,700	822
Clorox Co	26,600	1,491
			American Electric Power Co Inc	66,400	1,752
Fortune Brands Inc	26,400	1,038
			Constellation Energy Group Inc	41,700	1,004
Kimberly-Clark Corp	52,300	2,570

			Duke Energy Corp	72,300	998
		5,099

			Entergy Corp	28,000	1,814
Cosmetics & Toiletries (2.39%)			Exelon Corp	37,600	1,734
Avon Products Inc	97,900	2,228	FirstEnergy Corp	25,000	1,022
Colgate-Palmolive Co	23,000	1,357	FPL Group Inc	40,000	2,152
Procter & Gamble Co	208,842	10,325	Pinnacle West Capital Corp	17,600	482

		13,910	PPL Corp	53,900	1,612

Data Processing & Management (0.17%)			Progress Energy Inc	14,600	498
Fidelity National Information Services Inc	20,500	366	Public Service Enterprise Group Inc	38,900	1,161
Fiserv Inc (a)	17,000	634	Southern Co/The	41,000	1,184

		1,000	TECO Energy Inc	70,600	748

					16,983

Dental Supplies & Equipment (0.08%)
DENTSPLY International Inc	16,000	458

See accompanying notes

189

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric Products - Miscellaneous (0.21%)			Food - Miscellaneous/Diversified (0.53%)
Emerson Electric Co	36,100 $	1,229	Kraft Foods Inc	132,042 $	3,090

Electronic Components - Miscellaneous (0.46%)			Food - Retail (0.21%)
Tyco Electronics Ltd	153,625	2,679	Kroger Co/The	32,300	698
			SUPERVALU Inc	32,700	535

Electronic Components - Semiconductors (1.81%)					1,233

Advanced Micro Devices Inc (a)	162,700	587
			Food - Wholesale & Distribution (0.21%)
Broadcom Corp (a)	15,900	369
			Sysco Corp	52,800	1,232
Intel Corp	358,200	5,653
MEMC Electronic Materials Inc (a)	19,200	311
			Forestry (0.10%)
Micron Technology Inc (a)	98,000	478	Weyerhaeuser Co	16,600	585
National Semiconductor Corp	58,000	718
Nvidia Corp (a)	11,700	134	Gas - Distribution (0.37%)
Texas Instruments Inc	105,000	1,896	Centerpoint Energy Inc	64,700	688
Xilinx Inc	20,000	409	NiSource Inc	21,800	240

		10,555	Sempra Energy	26,700	1,229

Electronic Measurement Instruments (0.11%)					2,157

Agilent Technologies Inc (a)	35,200	643	Gold Mining (0.25%)
			Newmont Mining Corp	35,900	1,445
Engineering - Research & Development Services (0.20%)
Fluor Corp	15,900	602	Hazardous Waste Disposal (0.14%)
Foster Wheeler AG (a)	16,000	344	Stericycle Inc (a)	16,700	786
McDermott International Inc (a)	13,800	223

		1,169	Hotels & Motels (0.37%)

			Marriott International Inc/DE	91,700	2,160
Entertainment Software (0.12%)
Electronic Arts Inc (a)	34,100	694	Human Resources (0.13%)
			Monster Worldwide Inc (a)	10,300	142
Fiduciary Banks (0.75%)
			Robert Half International Inc	26,200	629

Bank of New York Mellon Corp/The	66,300	1,689
					771

Northern Trust Corp	29,700	1,615
State Street Corp	31,400	1,072	Independent Power Producer (0.21%)

		4,376	NRG Energy Inc (a)	68,400	1,230

Finance - Consumer Loans (0.15%)			Industrial Gases (0.49%)
SLM Corp (a)	181,000	874	Praxair Inc	38,300	2,858

Finance - Credit Card (0.46%)			Instruments - Scientific (0.09%)
American Express Co	105,800	2,668	Waters Corp (a)	11,800	521

Finance - Investment Banker & Broker (0.43%)			Insurance Brokers (0.50%)
Charles Schwab Corp/The	134,100	2,478	Aon Corp	49,600	2,093
			Marsh & McLennan Cos Inc	39,700	837

Finance - Other Services (0.30%)
					2,930

CME Group Inc	4,070	901
IntercontinentalExchange Inc (a)	6,500	569	Internet Security (0.24%)
NASDAQ OMX Group Inc/The (a)	15,900	306	VeriSign Inc (a)	68,200	1,404

		1,776

			Investment Management & Advisory Services (0.50%)
Food - Confectionery (0.16%)			Ameriprise Financial Inc	43,500	1,146
JM Smucker Co/The	23,410	922	Franklin Resources Inc	7,700	466

See accompanying notes

190

Schedule of Investments LargeCap Blend Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical Products (3.03%)
(continued)			Baxter International Inc	57,600 $	2,794
Invesco Ltd	88,300 $	1,300

			Becton Dickinson and Co	14,600	883
		2,912

			Covidien Ltd	55,925	1,844
Life & Health Insurance (0.33%)			Hospira Inc (a)	11,500	378
Aflac Inc	51,300	1,482	Johnson & Johnson	205,600	10,765
Lincoln National Corp	37,800	425	Stryker Corp	25,100	972

		1,907			17,636

Machinery - Farm (0.44%)			Metal - Copper (0.34%)
Deere & Co	61,900	2,554	Freeport-McMoRan Copper & Gold Inc	47,110	2,009

Medical - Biomedical/Gene (2.15%)			Metal Processors & Fabrication (0.08%)
Amgen Inc (a)	74,500	3,611	Precision Castparts Corp	6,500	487
Biogen Idec Inc (a)	22,100	1,068
Celgene Corp (a)	54,800	2,341	Motion Pictures & Services (0.01%)
Genzyme Corp (a)	4,200	224	Ascent Media Corp (a)	2,685	69
Gilead Sciences Inc (a)	98,700	4,520
			Motorcycle/Motor Scooter (0.23%)
Life Technologies Corp (a)	13,900	519
			Harley-Davidson Inc	60,400	1,338
Vertex Pharmaceuticals Inc (a)	7,500	231

		12,514	Multi-Line Insurance (0.34%)

Medical - Drugs (4.86%)			Assurant Inc	8,300	203
Abbott Laboratories	100,500	4,206	Hartford Financial Services Group Inc	18,500	212
Allergan Inc/United States	35,500	1,656	Loews Corp	32,700	814
Bristol-Myers Squibb Co	157,400	3,022	MetLife Inc	25,900	770

Cephalon Inc (a)	8,800	577			1,999

Eli Lilly & Co	71,900	2,367	Multimedia (1.16%)
Merck & Co Inc/NJ	196,500	4,763	Liberty Media Corp - Entertainment (a)	7,600	185
Pfizer Inc	211,800	2,830	McGraw-Hill Cos Inc/The	23,400	705
Schering-Plough Corp	158,400	3,646	News Corp	58,000	479
Wyeth	124,400	5,275	Time Warner Inc	126,566	2,763

		28,342	Viacom Inc (a)	24,700	475

Medical - HMO (1.11%)			Walt Disney Co/The	98,200	2,151

Aetna Inc	23,800	524			6,758

CIGNA Corp	31,300	617	Networking Products (1.27%)
Humana Inc (a)	21,300	613	Cisco Systems Inc (a)	232,100	4,484
UnitedHealth Group Inc	71,400	1,679	Juniper Networks Inc (a)	133,800	2,897

WellPoint Inc (a)	70,700	3,023			7,381

		6,456

			Non-Hazardous Waste Disposal (0.68%)
Medical - Wholesale Drug Distribution (0.40%)			Republic Services Inc	190,100	3,992
Cardinal Health Inc	25,000	845
McKesson Corp	39,700	1,469	Oil - Field Services (1.67%)

		2,314	Baker Hughes Inc	47,200	1,680

			BJ Services Co	62,900	874
Medical Instruments (0.98%)
Boston Scientific Corp (a)	65,100	548	Schlumberger Ltd	125,400	6,143
Intuitive Surgical Inc (a)	4,100	589	Smith International Inc	40,400	1,044

Medtronic Inc	97,700	3,126			9,741

St Jude Medical Inc (a)	42,500	1,425	Oil & Gas Drilling (0.13%)

		5,688	Diamond Offshore Drilling Inc	5,500	398

See accompanying notes

191

Schedule of Investments
LargeCap Blend Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Regional Banks (continued)
Nabors Industries Ltd (a)	21,900 $	333	Keycorp	132,600 $	816

		731	PNC Financial Services Group Inc	8,000	318

			SunTrust Banks Inc	34,000	491
Oil Company - Exploration & Production (2.04%)
Cabot Oil & Gas Corp	25,500	770	US Bancorp	109,500	1,995
Devon Energy Corp	24,300	1,260	Wells Fargo & Co	200,413	4,010

EOG Resources Inc	35,800	2,273			8,169

Newfield Exploration Co (a)	49,600	1,546	REITS - Apartments (0.18%)
Occidental Petroleum Corp	49,500	2,786	Equity Residential	45,100	1,032
Range Resources Corp	13,700	548
XTO Energy Inc	78,957	2,737	REITS - Office Property (0.14%)

		11,920	Boston Properties Inc	16,400	811

Oil Company - Integrated (7.69%)			REITS - Regional Malls (0.31%)
Chevron Corp	169,700	11,217	Simon Property Group Inc	35,094	1,811
ConocoPhillips	67,500	2,768
Exxon Mobil Corp	392,200	26,148	REITS - Shopping Centers (0.06%)
Hess Corp	19,200	1,052	Kimco Realty Corp	29,100	350
Murphy Oil Corp	51,000	2,433
Suncor Energy Inc	48,400	1,227	Retail - Apparel & Shoe (0.20%)

			Gap Inc/The	75,300	1,170
		44,845

Oil Field Machinery & Equipment (0.23%)			Retail - Auto Parts (0.20%)
FMC Technologies Inc (a)	39,100	1,338	AutoZone Inc (a)	7,100	1,181

Oil Refining & Marketing (0.19%)			Retail - Bedding (0.38%)
Sunoco Inc	5,500	146	Bed Bath & Beyond Inc (a)	72,400	2,202
Valero Energy Corp	49,300	978

		1,124	Retail - Building Products (1.42%)

			Home Depot Inc	149,200	3,927
Paper & Related Products (0.20%)
			Lowe's Cos Inc	201,800	4,339

International Paper Co	59,500	753
					8,266

MeadWestvaco Corp	25,500	400

		1,153	Retail - Consumer Electronics (0.05%)

			Best Buy Co Inc	8,100	311
Pharmacy Services (0.63%)
Express Scripts Inc (a)	28,400	1,817	Retail - Discount (1.69%)
Medco Health Solutions Inc (a)	42,600	1,855	Costco Wholesale Corp	13,800	670

		3,672	Wal-Mart Stores Inc	181,700	9,158

Pipelines (0.41%)					9,828

Spectra Energy Corp	99,900	1,449	Retail - Drug Store (1.00%)
Williams Cos Inc	64,700	912	CVS Caremark Corp	149,194	4,741

		2,361	Walgreen Co	34,300	1,078

Property & Casualty Insurance (0.70%)					5,819

Chubb Corp	38,400	1,496	Retail - Office Supplies (0.06%)
Travelers Cos Inc/The	63,471	2,611	Staples Inc	17,800	367

		4,107

			Retail - Regional Department Store (0.44%)
Quarrying (0.11%)
			Kohl's Corp (a)	56,800	2,576
Vulcan Materials Co	13,400	637
			Retail - Restaurants (1.29%)
Regional Banks (1.40%)
			McDonald's Corp	70,300	3,746
Comerica Inc	25,700	539

See accompanying notes

192

Schedule of Investments
LargeCap Blend Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Transport - Rail (continued)
Starbucks Corp (a)	127,900 $	1,850	Union Pacific Corp	57,600 $	2,830

Yum! Brands Inc	58,200	1,941			4,884

		7,537

			Transport - Services (1.22%)
Schools (0.16%)			CH Robinson Worldwide Inc	13,600	723
Apollo Group Inc (a)	14,900	938	Expeditors International of Washington Inc	38,200	1,326
			United Parcel Service Inc	96,500	5,051

Semiconductor Component - Integrated Circuits (0.41%)					7,100

Analog Devices Inc	38,000	809
			Web Portals (1.22%)
Linear Technology Corp	12,500	272
			Google Inc (a)	17,900	7,088
Marvell Technology Group Ltd (a)	72,600	797
Maxim Integrated Products Inc	39,300	533

			Wireless Equipment (1.61%)
		2,411	American Tower Corp (a)	30,892	981

Semiconductor Equipment (0.31%)			Crown Castle International Corp (a)	55,200	1,353
Applied Materials Inc	104,300	1,273	Motorola Inc	213,300	1,180
Kla-Tencor Corp	18,200	505	Qualcomm Inc	138,400	5,857

		1,778			9,371

Steel - Producers (0.41%)			TOTAL COMMON STOCKS	$ 568,045

AK Steel Holding Corp	20,800	271		Principal
Nucor Corp	41,400	1,684
				Amount	Value
United States Steel Corp	17,100	454		(000's)	(000's)

		2,409	U.S. GOVERNMENT & GOVERNMENT AGENCY

Telecommunication Equipment - Fiber Optics (0.47%)			OBLIGATIONS (0.10%)
			U.S. Treasury Bill (0.10%)
Corning Inc	141,600	2,070
			0.32%, 10/22/2009 (b)	$ 600	599

JDS Uniphase Corp (a)	143,100	660

			TOTAL U.S. GOVERNMENT & GOVERNMENT
		2,730

			AGENCY OBLIGATIONS	$ 599

Telephone - Integrated (3.06%)			REPURCHASE AGREEMENTS (2.40%)
AT&T Inc	546,510	14,002	Diversified Banking Institutions (2.40%)
Sprint Nextel Corp (a)	594,000	2,590	Investment in Joint Trading Account; Bank
Verizon Communications Inc	41,400	1,256	of America Repurchase Agreement; 0.15%

		17,848	dated 04/30/09 maturing 05/01/09

			(collateralized by Sovereign Agency
Therapeutics (0.05%)			Issues; $4,757,000; 0.00% - 5.87%; dated
Warner Chilcott Ltd (a)	30,500	299	09/11/09 - 01/22/37)	$ 4,663$	4,663
			Investment in Joint Trading Account;
Tobacco (1.77%)			Deutsche Bank Repurchase Agreement;
Altria Group Inc	186,400	3,044	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Lorillard Inc	13,800	871	Issues; $4,757,000; 0.93% - 5.00%; dated
Philip Morris International Inc	177,200	6,415	03/30/10 - 01/08/14)	4,663	4,663

		10,330

Tools - Hand Held (0.07%)
Stanley Works/The	10,500	399

Toys (0.06%)
Hasbro Inc	12,900	344

Transport - Rail (0.84%)
Burlington Northern Santa Fe Corp	12,900	871
CSX Corp	26,700	790
Norfolk Southern Corp	11,000	393

See accompanying notes

193

Schedule of Investments LargeCap Blend Fund II April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,757,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 4,664$	4,664

		13,990

TOTAL REPURCHASE AGREEMENTS	$ 13,990

Total Investments	$ 582,634
Other Assets in Excess of Liabilities, Net - 0.06%		342

TOTAL NET ASSETS - 100.00%	$ 582,976

(a) Non-Income Producing Security
(b) Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,735
Unrealized Depreciation		(184,975)

Net Unrealized Appreciation (Depreciation)		(150,240)
Cost for federal income tax purposes		732,874
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.84%
Financial		13.51%
Energy		12.60%
Technology		12.29%
Communications		11.66%
Industrial		10.31%
Consumer, Cyclical		8.75%
Utilities		3.56%
Basic Materials		3.32%
Government		0.10%
Other Assets in Excess of Liabilities, Net		0.06%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.39%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009		Buy	64	$ 13,926	$ 13,920	$ (6)
All dollar amounts are shown in thousands (000's)

See accompanying notes

194

Schedule of Investments LargeCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.31%)			COMMON STOCKS (continued)
Agricultural Chemicals (1.06%)			Gold Mining (1.87%)
Monsanto Co	244,056 $	20,718	Newmont Mining Corp	912,000 $	36,699

Airlines (1.34%)			Instruments - Scientific (1.62%)
Delta Air Lines Inc (a)	4,267,872	26,333	Thermo Fisher Scientific Inc (a)	905,700	31,772

Athletic Footwear (1.59%)			Internet Security (1.56%)
NIKE Inc	593,542	31,143	Symantec Corp (a)	1,768,600	30,508

Beverages - Non-Alcoholic (3.96%)			Medical - Biomedical/Gene (4.36%)
Coca-Cola Co/The	878,803	37,833	Amgen Inc (a)	844,900	40,952
Hansen Natural Corp (a)	503,000	20,502	Gilead Sciences Inc (a)	430,700	19,726
PepsiCo Inc	386,000	19,207	Myriad Genetics Inc (a)	634,000	24,593

		77,542			85,271

Commercial Services - Finance (6.25%)			Medical - Drugs (2.71%)
Mastercard Inc	319,481	58,609	Bristol-Myers Squibb Co	1,347,000	25,862
Visa Inc	980,532	63,695	Cephalon Inc (a)	416,000	27,294

		122,304			53,156

Computers (8.69%)			Medical - Generic Drugs (1.27%)
Apple Inc (a)	693,807	87,302	Mylan Inc/PA (a)	1,874,000	24,831
Hewlett-Packard Co	921,699	33,162
Research In Motion Ltd (a)	713,610	49,596	Medical Instruments (3.84%)

		170,060	Boston Scientific Corp (a)	3,069,000	25,810

			Intuitive Surgical Inc (a)	155,271	22,317
Computers - Memory Devices (1.47%)
			St Jude Medical Inc (a)	809,025	27,119

EMC Corp/Massachusetts (a)	2,290,000	28,694
					75,246

Diversified Banking Institutions (8.74%)			Medical Products (1.82%)
Goldman Sachs Group Inc/The	362,328	46,559	Baxter International Inc	733,800	35,589
JP Morgan Chase & Co	2,725,205	89,932
Morgan Stanley	1,464,000	34,609	Metal - Copper (1.56%)

		171,100	Freeport-McMoRan Copper & Gold Inc	714,000	30,452

E-Commerce - Products (2.86%)			Networking Products (3.16%)
Amazon.com Inc (a)	694,600	55,929	Cisco Systems Inc (a)	3,205,480	61,930

E-Commerce - Services (1.18%)			Oil & Gas Drilling (1.96%)
Priceline.com Inc (a)	238,000	23,107	Transocean Ltd (a)	568,300	38,349

Electronic Components - Semiconductors (2.23%)			Oil Company - Exploration & Production (1.36%)
Broadcom Corp (a)	1,886,000	43,736	Chesapeake Energy Corp	1,349,500	26,599

Electronic Connectors (1.50%)			Property & Casualty Insurance (0.91%)
Amphenol Corp	866,490	29,322	Fidelity National Financial Inc	981,389	17,793

Energy - Alternate Sources (2.21%)			Regional Banks (1.36%)
First Solar Inc (a)	231,400	43,339	PNC Financial Services Group Inc	669,139	26,565

Entertainment Software (1.58%)			Retail - Auto Parts (1.08%)
Activision Blizzard Inc (a)	2,879,400	31,011	AutoZone Inc (a)	127,000	21,132

See accompanying notes

195

Schedule of Investments LargeCap Growth Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Bedding (1.00%)			Diversified Banking Institutions (continued)
Bed Bath & Beyond Inc (a)	642,000 $	19,530	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Building Products (0.98%)			0.12% dated 04/30/09 maturing 05/01/09
Home Depot Inc	732,000	19,266	(collateralized by Sovereign Agency
			Issues; $18,610,000; 1.00% - 7.125%;
			dated 05/04/09 - 02/15/30)	$ 18,245$	18,245

Retail - Consumer Electronics (1.92%)
					54,735
Best Buy Co Inc	978,000	37,536

			TOTAL REPURCHASE AGREEMENTS	$ 54,735

Retail - Discount (0.90%)			Total Investments	$ 1,960,061
Dollar Tree Inc (a)	418,000	17,698
			Liabilities in Excess of Other Assets, Net - (0.10)%		(1,980)

Retail - Regional Department Store (1.93%)			TOTAL NET ASSETS - 100.00%	$ 1,958,081

Kohl's Corp (a)	835,000	37,867

			(a) Non-Income Producing Security
Retail - Restaurants (2.37%)
McDonald's Corp	871,052	46,418
			Unrealized Appreciation (Depreciation)
Schools (1.46%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Apollo Group Inc (a)	454,000	28,579

			Unrealized Appreciation	$ 142,440
Semiconductor Component - Integrated Circuits (1.51%)
			Unrealized Depreciation		(325,173)

Marvell Technology Group Ltd (a)	2,688,000	29,514
			Net Unrealized Appreciation (Depreciation)		(182,733)
Telephone - Integrated (1.18%)			Cost for federal income tax purposes		2,142,794
Sprint Nextel Corp (a)	5,317,122	23,183	All dollar amounts are shown in thousands (000's)

Transport - Rail (1.18%)			Portfolio Summary (unaudited)

Union Pacific Corp	469,900	23,091	Sector		Percent

			Consumer, Non-cyclical		25.66%
Web Portals (3.14%)			Communications		17.72%
Google Inc (a)	155,390	61,530	Technology		15.48%
			Financial		13.80%
			Consumer, Cyclical		13.12%
Wireless Equipment (4.64%)			Energy		5.53%
American Tower Corp (a)	729,200	23,159	Basic Materials		4.49%
Qualcomm Inc	1,600,300	67,725	Industrial		4.30%

		90,884	Liabilities in Excess of Other Assets, Net		(0.10%)

			TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS	$ 1,905,326

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.79%)
Diversified Banking Institutions (2.79%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,610,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 18,245$	18,245
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,610,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	18,245	18,245

See accompanying notes

196

Schedule of Investments LargeCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.31%)			COMMON STOCKS (continued)
Aerospace & Defense (0.91%)			Energy - Alternate Sources (0.70%)
Lockheed Martin Corp	153,800 $	12,078	First Solar Inc (a)	49,500 $	9,271

Agricultural Chemicals (0.75%)			Engineering - Research & Development Services (0.39%)
Monsanto Co	117,200	9,949	Fluor Corp	138,700	5,253

Applications Software (3.65%)			Fiduciary Banks (1.90%)
Microsoft Corp	1,594,400	32,302	Bank of New York Mellon Corp/The	307,500	7,835
Salesforce.com Inc (a)	382,800	16,388	State Street Corp	513,012	17,509

		48,690			25,344

Athletic Footwear (0.49%)			Finance - Credit Card (0.86%)
NIKE Inc	125,400	6,580	American Express Co	451,500	11,387

Cellular Telecommunications (1.36%)			Finance - Investment Banker & Broker (1.04%)
MetroPCS Communications Inc (a)	1,062,270	18,154	Charles Schwab Corp/The	749,037	13,842

Commercial Services - Finance (1.94%)			Hotels & Motels (2.29%)
Mastercard Inc	84,500	15,501	Marriott International Inc/DE	1,295,200	30,515
Western Union Co/The	619,500	10,377

		25,878	Independent Power Producer (1.06%)

			NRG Energy Inc (a)	785,800	14,129
Computer Services (1.78%)
Accenture Ltd	807,100	23,752	Industrial Gases (2.28%)
			Praxair Inc	406,900	30,359
Computers (5.98%)
Apple Inc (a)	472,100	59,404	Investment Management & Advisory Services (0.99%)
Research In Motion Ltd (a)	291,200	20,239	Franklin Resources Inc	218,800	13,233

		79,643

			Medical - Biomedical/Gene (5.32%)
Distribution & Wholesale (0.26%)
			Amgen Inc (a)	165,600	8,027
Fastenal Co	91,400	3,506
			Celgene Corp (a)	472,393	20,181
Diversified Banking Institutions (3.48%)			Gilead Sciences Inc (a)	933,200	42,740

Goldman Sachs Group Inc/The	210,500	27,049			70,948

JP Morgan Chase & Co	412,500	13,613	Medical - Drugs (1.72%)
Morgan Stanley	239,800	5,669	Allergan Inc/United States	490,600	22,891

		46,331

			Medical - HMO (0.69%)
Diversified Manufacturing Operations (3.25%)
			WellPoint Inc (a)	213,500	9,129
Danaher Corp	740,800	43,292
			Medical - Wholesale Drug Distribution (1.47%)
E-Commerce - Products (4.04%)
			McKesson Corp	528,900	19,569
Amazon.com Inc (a)	668,200	53,804
			Medical Instruments (0.52%)
E-Commerce - Services (0.98%)
			Intuitive Surgical Inc (a)	48,300	6,942
Expedia Inc (a)	956,900	13,023
			Medical Products (1.52%)
Electronic Components - Semiconductors (3.98%)
			Baxter International Inc	172,800	8,381
Broadcom Corp (a)	956,600	22,184
			Stryker Corp	305,400	11,822

Intel Corp	614,700	9,700
					20,203

Xilinx Inc	1,037,178	21,200

		53,084	Networking Products (4.35%)

			Juniper Networks Inc (a)	2,674,220	57,897

See accompanying notes

197

Schedule of Investments LargeCap Growth Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (2.33%)			Transport - Services (continued)
Schlumberger Ltd	633,800 $	31,050	United Parcel Service Inc	189,500 $	9,919

					27,857

Oil Company - Exploration & Production (1.58%)
			Web Portals (3.14%)
EOG Resources Inc	330,500	20,980
			Google Inc (a)	105,800	41,894

Oil Company - Integrated (2.00%)
			Wireless Equipment (8.21%)
Petroleo Brasileiro SA ADR	526,700	14,210
			American Tower Corp (a)	1,319,600	41,910
Suncor Energy Inc	492,300	12,485

			Crown Castle International Corp (a)	883,400	21,661
		26,695

			Qualcomm Inc	1,083,359	45,848

Pharmacy Services (2.93%)					109,419

Medco Health Solutions Inc (a)	895,800	39,012
			TOTAL COMMON STOCKS	$ 1,283,313

Power Converter & Supply Equipment (0.51%)				Principal
Sunpower Corp - Class B (a)	269,100	6,824		Amount	Value
				(000's)	(000's)

Regional Banks (0.65%)
			REPURCHASE AGREEMENTS (3.57%)
Wells Fargo & Co	435,300	8,710
			Diversified Banking Institutions (3.57%)
			Investment in Joint Trading Account; Bank
Retail - Auto Parts (0.49%)			of America Repurchase Agreement; 0.15%
O'Reilly Automotive Inc (a)	169,000	6,566	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Retail - Bedding (1.42%)			Issues; $16,191,000; 0.00% - 5.87%; dated
Bed Bath & Beyond Inc (a)	623,800	18,976	09/11/09 - 01/22/37)	$ 15,874$	15,874
			Investment in Joint Trading Account;
Retail - Building Products (0.66%)			Deutsche Bank Repurchase Agreement;
			0.15% dated 04/30/09 maturing 05/01/09
Lowe's Cos Inc	408,600	8,785
			(collateralized by Sovereign Agency
			Issues; $16,191,000; 0.93% - 5.00%; dated
Retail - Discount (2.28%)			03/30/10 - 01/08/14)	15,874	15,874
Wal-Mart Stores Inc	603,300	30,406	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Drug Store (1.03%)			0.12% dated 04/30/09 maturing 05/01/09
CVS Caremark Corp	433,300	13,770	(collateralized by Sovereign Agency
			Issues; $16,191,000; 1.00% - 7.125%;
Retail - Regional Department Store (1.19%)			dated 05/04/09 - 02/15/30)	15,874	15,874

Kohl's Corp (a)	349,200	15,836			47,622

			TOTAL REPURCHASE AGREEMENTS	$ 47,622

Retail - Restaurants (1.00%)
			Total Investments	$ 1,330,935
Yum! Brands Inc	399,600	13,327
			Other Assets in Excess of Liabilities, Net - 0.12%		1,614

Schools (0.59%)			TOTAL NET ASSETS - 100.00%	$ 1,332,549

Apollo Group Inc (a)	125,800	7,919

Semiconductor Component - Integrated Circuits (2.05%)			(a) Non-Income Producing Security
Marvell Technology Group Ltd (a)	2,482,600	27,259

Semiconductor Equipment (1.68%)
ASML Holding NV	1,054,900	22,311

Telecommunication Equipment - Fiber Optics (0.53%)
Corning Inc	481,600	7,041

Transport - Services (2.09%)
Expeditors International of Washington Inc	516,800	17,938

See accompanying notes

198

	Schedule of Investments
	LargeCap Growth Fund I
	April 30, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 106,168
Unrealized Depreciation	(240,398)

Net Unrealized Appreciation (Depreciation)	(134,230)
Cost for federal income tax purposes	1,465,165
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	22.61%
Technology	19.12%
Consumer, Non-cyclical	16.70%
Financial	12.49%
Consumer, Cyclical	11.13%
Industrial	7.15%
Energy	6.60%
Basic Materials	3.02%
Utilities	1.06%
Other Assets in Excess of Liabilities, Net	0.12%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.61%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	221	$ 48,088	$ 48,067	$ (21)
All dollar amounts are shown in thousands (000's)

See accompanying notes

199

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.14%)			COMMON STOCKS (continued)
Aerospace & Defense (2.17%)			Computers (continued)
Raytheon Co	523,693 $	23,687	Research In Motion Ltd (a)	143,500 $	9,973

Rockwell Collins Inc	151,142	5,796			101,874

		29,483

			Computers - Memory Devices (1.68%)
Agricultural Chemicals (2.64%)			EMC Corp/Massachusetts (a)	805,561	10,094
Monsanto Co	306,315	26,003	NetApp Inc (a)	462,024	8,455
Mosaic Co/The	243,089	9,833	Western Digital Corp (a)	180,108	4,236

		35,836			22,785

Apparel Manufacturers (0.43%)			Cosmetics & Toiletries (1.54%)
Polo Ralph Lauren Corp	108,800	5,858	Estee Lauder Cos Inc/The	111,400	3,331
			Procter & Gamble Co	354,764	17,539

Applications Software (4.02%)					20,870

Check Point Software Technologies Ltd (a)	95,192	2,206
			Dental Supplies & Equipment (0.24%)
Microsoft Corp	2,342,810	47,465
			DENTSPLY International Inc	115,162	3,296
Salesforce.com Inc (a)	114,136	4,886

		54,557

			Diagnostic Equipment (0.47%)
Auto - Medium & Heavy Duty Trucks (1.52%)			Gen-Probe Inc (a)	132,292	6,371
Navistar International Corp (a)	358,636	13,556
Paccar Inc	200,530	7,107	Diagnostic Kits (0.25%)

		20,663	QIAGEN NV (a)	203,998	3,362

Auto/Truck Parts & Equipment - Original (1.43%)			Disposable Medical Products (0.66%)
BorgWarner Inc	667,931	19,337	CR Bard Inc	124,870	8,944

Beverages - Non-Alcoholic (3.97%)			Distribution & Wholesale (0.19%)
Coca-Cola Co/The	753,588	32,442	WESCO International Inc (a)	97,864	2,545
PepsiCo Inc	430,264	21,410

		53,852	Diversified Banking Institutions (0.91%)

			Goldman Sachs Group Inc/The	96,300	12,375
Broadcasting Services & Programming (0.52%)
Scripps Networks Interactive	258,903	7,104
			Diversified Manufacturing Operations (3.66%)
			3M Co	366,600	21,116
Building - Residential & Commercial (0.78%)
			Cooper Industries Ltd	147,308	4,830
KB Home	581,482	10,507
			Honeywell International Inc	388,383	12,122
Cable/Satellite TV (0.98%)			Illinois Tool Works Inc	353,885	11,607

DIRECTV Group Inc/The (a)	534,481	13,218			49,675

			E-Commerce - Products (0.50%)
Cellular Telecommunications (0.32%)
			Amazon.com Inc (a)	84,218	6,781
MetroPCS Communications Inc (a)	249,700	4,267
			Electric - Integrated (1.26%)
Chemicals - Diversified (1.01%)
			FPL Group Inc	318,395	17,127
Celanese Corp	657,494	13,702
			Electronic Components - Semiconductors (2.92%)
Commercial Services - Finance (1.56%)
			Altera Corp	304,372	4,964
Global Payments Inc	261,265	8,376
			Broadcom Corp (a)	461,100	10,693
Visa Inc	197,148	12,807

			Intel Corp	540,748	8,533
		21,183

			Intersil Corp	274,200	3,181
Computers (7.51%)			Nvidia Corp (a)	298,552	3,427
Apple Inc (a)	283,028	35,613	Xilinx Inc	432,334	8,837

Hewlett-Packard Co	562,082	20,224			39,635

IBM Corp	349,423	36,064

See accompanying notes

200

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Parts Distribution (0.21%)			Medical - Drugs (2.52%)
Arrow Electronics Inc (a)	125,837 $	2,862	Abbott Laboratories	664,238 $	27,798
			Novo Nordisk A/S ADR	135,468	6,436

Enterprise Software & Services (2.30%)					34,234

Oracle Corp	1,611,653	31,169
			Medical - HMO (0.80%)
Entertainment Software (0.40%)			CIGNA Corp	173,804	3,426
Activision Blizzard Inc (a)	497,600	5,359	UnitedHealth Group Inc	314,975	7,408

					10,834

Fiduciary Banks (0.66%)
			Medical Instruments (1.56%)
Northern Trust Corp	165,209	8,981
			Edwards Lifesciences Corp (a)	90,500	5,736
			Intuitive Surgical Inc (a)	30,805	4,428
Finance - Credit Card (0.96%)
American Express Co	515,400	12,998	Medtronic Inc	341,405	10,925

					21,089

Finance - Other Services (0.88%)			Medical Products (2.11%)
IntercontinentalExchange Inc (a)	136,101	11,923	Baxter International Inc	313,519	15,206
			Becton Dickinson and Co	221,370	13,388

Food - Miscellaneous/Diversified (2.18%)
					28,594

General Mills Inc	163,200	8,273
Kellogg Co	291,123	12,259	Networking Products (1.95%)
Nestle SA ADR	280,107	9,089	Cisco Systems Inc (a)	1,369,975	26,468

		29,621

			Oil - Field Services (1.54%)
Gas - Distribution (0.28%)			Baker Hughes Inc	90,388	3,216
Sempra Energy	82,156	3,781	Schlumberger Ltd	360,409	17,656

					20,872

Gold Mining (0.48%)
Newmont Mining Corp	162,078	6,522	Oil & Gas Drilling (1.20%)
			Noble Corp	431,737	11,799
Hospital Beds & Equipment (0.23%)			Transocean Ltd (a)	65,700	4,434

Kinetic Concepts Inc (a)	124,849	3,091			16,233

Instruments - Controls (0.29%)			Oil Company - Exploration & Production (2.95%)
Mettler-Toledo International Inc (a)	63,646	3,923	Apache Corp	73,572	5,360
			EOG Resources Inc	245,243	15,568
Instruments - Scientific (0.56%)			Occidental Petroleum Corp	223,111	12,559
Thermo Fisher Scientific Inc (a)	217,155	7,618	Quicksilver Resources Inc (a)	796,049	6,472

					39,959

Internet Infrastructure Software (0.90%)
			Oil Company - Integrated (1.25%)
Akamai Technologies Inc (a)	280,500	6,177
			Exxon Mobil Corp	255,081	17,006
F5 Networks Inc (a)	219,400	5,983

		12,160	Optical Supplies (0.35%)

Life & Health Insurance (0.56%)			Alcon Inc	51,573	4,745
Aflac Inc	263,900	7,624
			Pharmacy Services (1.36%)
Medical - Biomedical/Gene (2.13%)			Express Scripts Inc (a)	288,589	18,461
Alexion Pharmaceuticals Inc (a)	199,969	6,683
Amgen Inc (a)	136,989	6,640	Property & Casualty Insurance (0.32%)
Gilead Sciences Inc (a)	278,581	12,759	Chubb Corp	112,429	4,379
Illumina Inc (a)	74,200	2,771

			Regional Banks (0.23%)
		28,853

			Wells Fargo & Co	153,300	3,068
See accompanying notes

201

Schedule of Investments LargeCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (0.61%)			Vitamins & Nutrition Products (0.30%)
Digital Realty Trust Inc	230,288 $	8,293	Mead Johnson Nutrition Co (a)	144,444 $	4,081

Retail - Apparel & Shoe (0.71%)			Web Portals (2.70%)
Chico's FAS Inc (a)	420,600	3,213	Google Inc (a)	92,505	36,629
J Crew Group Inc (a)	371,218	6,389

		9,602	Wireless Equipment (3.65%)

			American Tower Corp (a)	512,179	16,267
Retail - Auto Parts (0.91%)
			Qualcomm Inc	785,518	33,243

Advance Auto Parts Inc	58,098	2,542
					49,510
O'Reilly Automotive Inc (a)	252,753	9,819

		12,361	TOTAL COMMON STOCKS	$ 1,317,261

Retail - Automobile (0.55%)				Principal
Carmax Inc (a)	581,612	7,421		Amount	Value
				(000's)	(000's)

Retail - Building Products (1.16%)			REPURCHASE AGREEMENTS (2.21%)
Lowe's Cos Inc	731,171	15,720	Diversified Banking Institutions (2.21%)
			Investment in Joint Trading Account; Bank
Retail - Discount (3.27%)			of America Repurchase Agreement; 0.15%
Target Corp	603,687	24,908	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Wal-Mart Stores Inc	385,677	19,438	Issues; $10,197,000; 0.00% - 5.87%; dated

		44,346	09/11/09 - 01/22/37)	$ 9,997$	9,997

Retail - Drug Store (1.88%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Walgreen Co	811,337	25,500
			0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Retail - Regional Department Store (1.28%)			Issues; $10,197,000; 0.93% - 5.00%; dated
Kohl's Corp (a)	382,790	17,360	03/30/10 - 01/08/14)	9,997	9,997
			Investment in Joint Trading Account;
Retail - Restaurants (0.28%)			Morgan Stanley Repurchase Agreement;
Chipotle Mexican Grill Inc (a)	46,200	3,746	0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
			Issues; $10,197,000; 1.00% - 7.125%;
Semiconductor Component - Integrated Circuits (1.10%)
			dated 05/04/09 - 02/15/30)	9,996	9,996

Linear Technology Corp	210,613	4,587
					29,990
Marvell Technology Group Ltd (a)	943,803	10,363

		14,950	TOTAL REPURCHASE AGREEMENTS	$ 29,990

Semiconductor Equipment (0.66%)			Total Investments	$ 1,347,251
Applied Materials Inc	727,850	8,887	Other Assets in Excess of Liabilities, Net - 0.65%		8,790

			TOTAL NET ASSETS - 100.00%	$ 1,356,041

Steel Pipe & Tube (0.79%)
Valmont Industries Inc	167,662	10,694
			(a) Non-Income Producing Security
Telephone - Integrated (0.31%)
CenturyTel Inc	154,984	4,208	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Textile - Home Furnishings (0.58%)			of investments held by the fund as of the period end were as follows:
Mohawk Industries Inc (a)	166,523	7,878
			Unrealized Appreciation	$ 97,471
Transport - Rail (1.53%)			Unrealized Depreciation		(203,526)

Union Pacific Corp	422,619	20,768	Net Unrealized Appreciation (Depreciation)		(106,055)
			Cost for federal income tax purposes		1,453,306
Transport - Services (0.57%)			All dollar amounts are shown in thousands (000's)
United Parcel Service Inc	146,600	7,673

See accompanying notes

202

		Schedule of Investments
		LargeCap Growth Fund II
		April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector			Percent

Consumer, Non-cyclical			22.23%
Technology			20.59%
Consumer, Cyclical			14.96%
Communications			11.82%
Industrial			9.79%
Financial			7.35%
Energy			6.94%
Basic Materials			4.13%
Utilities			1.54%
Other Assets in Excess of Liabilities, Net			0.65%

TOTAL NET ASSETS			100.00%

Other Assets Summary (unaudited)

Asset Type			Percent

Futures			2.76%
Currency Contracts			0.92%

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	5/29/2009	29,414,421		$5,160	$5,223	$(63)
Swiss Franc	5/29/2009	8,312,905		7,265	7,288	(23)

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009			Buy	172	$ 35,812	$ 37,411	$ 1,599
All dollar amounts are shown in thousands (000's)

See accompanying notes

203

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.53%)			COMMON STOCKS (continued)
Advertising Agencies (0.16%)			Auto - Car & Light Trucks (continued)
Interpublic Group of Cos Inc (a)	45,521 $	285	General Motors Corp	58,332 $	112

Omnicom Group Inc	29,709	935			1,748

		1,220

			Auto - Medium & Heavy Duty Trucks (0.17%)
Aerospace & Defense (1.48%)			Paccar Inc	34,662	1,228
Boeing Co/The	69,380	2,779
General Dynamics Corp	36,888	1,906	Auto/Truck Parts & Equipment - Original (0.15%)
Lockheed Martin Corp	31,725	2,491	Johnson Controls Inc	56,776	1,079
Northrop Grumman Corp	31,261	1,512
			Beverages - Non-Alcoholic (2.29%)
Raytheon Co	38,231	1,729
			Coca-Cola Co/The	190,198	8,188
Rockwell Collins Inc	15,107	579

			Coca-Cola Enterprises Inc	30,299	517
		10,996

			Dr Pepper Snapple Group Inc (a)	24,239	502
Aerospace & Defense Equipment (0.66%)			Pepsi Bottling Group Inc	12,938	405
Goodrich Corp	11,826	524	PepsiCo Inc	148,700	7,399

United Technologies Corp	90,034	4,397			17,011

		4,921

			Beverages - Wine & Spirits (0.09%)
Agricultural Chemicals (0.64%)			Brown-Forman Corp	9,371	436
CF Industries Holdings Inc	4,624	333	Constellation Brands Inc (a)	18,605	215

Monsanto Co	52,354	4,445			651

		4,778

			Brewery (0.07%)
Agricultural Operations (0.20%)			Molson Coors Brewing Co	14,319	548
Archer-Daniels-Midland Co	61,331	1,510
			Broadcasting Services & Programming (0.03%)
Airlines (0.07%)			Scripps Networks Interactive	8,614	236
Southwest Airlines Co	70,719	494
			Building - Residential & Commercial (0.13%)
Apparel Manufacturers (0.21%)			Centex Corp	11,881	130
Coach Inc	30,674	751	DR Horton Inc	26,331	344
Polo Ralph Lauren Corp	5,397	291	KB Home	7,192	130
VF Corp	8,420	499	Lennar Corp	13,498	131

		1,541	Pulte Homes Inc	20,507	236

Appliances (0.04%)					971

Whirlpool Corp	7,028	317	Building Products - Wood (0.04%)
			Masco Corp	34,349	304
Applications Software (2.23%)
Citrix Systems Inc (a)	17,210	491	Cable/Satellite TV (0.89%)
Compuware Corp (a)	23,563	176	Comcast Corp - Class A	275,239	4,255
Intuit Inc (a)	30,692	710	DIRECTV Group Inc/The (a)	50,544	1,250
Microsoft Corp	730,548	14,801	Time Warner Cable Inc	33,662	1,085

Salesforce.com Inc (a)	10,099	432			6,590

		16,610

			Casino Hotels (0.03%)
Athletic Footwear (0.26%)			Wynn Resorts Ltd (a)	6,391	251
NIKE Inc	37,002	1,942
			Casino Services (0.05%)
Audio & Video Products (0.01%)			International Game Technology	28,225	349
Harman International Industries Inc	5,597	102
			Chemicals - Diversified (0.61%)
Auto - Car & Light Trucks (0.24%)			Dow Chemical Co/The	88,319	1,413
Ford Motor Co (a)	273,632	1,636	EI Du Pont de Nemours & Co	86,235	2,406

See accompanying notes

204

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computers (4.67%)
PPG Industries Inc	15,692 $	691	Apple Inc (a)	85,091 $	10,707

		4,510	Dell Inc (a)	165,350	1,921

			Hewlett-Packard Co	228,991	8,239
Chemicals - Specialty (0.22%)
Eastman Chemical Co	6,932	275	IBM Corp	128,194	13,231
Ecolab Inc	16,023	618	Sun Microsystems Inc (a)	71,155	652

International Flavors & Fragrances Inc	7,519	235			34,750

Sigma-Aldrich Corp	11,669	511	Computers - Integrated Systems (0.04%)

		1,639	Teradata Corp (a)	16,535	276

Coal (0.18%)
			Computers - Memory Devices (0.45%)
Consol Energy Inc	17,254	540
			EMC Corp/Massachusetts (a)	192,230	2,409
Massey Energy Co	8,169	130
			NetApp Inc (a)	31,602	578
Peabody Energy Corp	25,546	674

			SanDisk Corp (a)	21,608	340

		1,344

					3,327

Coatings & Paint (0.07%)
			Computers - Peripheral Equipment (0.02%)
Sherwin-Williams Co/The	9,407	533
			Lexmark International Inc (a)	7,431	146

Commercial Banks (0.33%)
			Consumer Products - Miscellaneous (0.44%)
BB&T Corp	53,440	1,247
			Clorox Co	13,283	744
First Horizon National Corp	20,163	232
			Fortune Brands Inc	14,347	564
M&T Bank Corp	7,428	390
			Kimberly-Clark Corp	39,539	1,943

Marshall & Ilsley Corp	25,351	147
					3,251

Regions Financial Corp	66,371	298
Zions Bancorporation	11,020	120	Containers - Metal & Glass (0.10%)

		2,434	Ball Corp	8,960	338

			Owens-Illinois Inc (a)	15,971	390

Commercial Services (0.08%)
					728

Convergys Corp (a)	11,676	118
Iron Mountain Inc (a)	17,162	489	Containers - Paper & Plastic (0.11%)

		607	Bemis Co Inc	9,543	229

			Pactiv Corp (a)	12,567	275
Commercial Services - Finance (0.88%)
			Sealed Air Corp	15,085	288

Automatic Data Processing Inc	48,241	1,698
					792

Equifax Inc	12,085	353
H&R Block Inc	32,454	491	Cosmetics & Toiletries (2.41%)
Mastercard Inc	6,922	1,270	Avon Products Inc	40,737	927
Moody's Corp	18,203	537	Colgate-Palmolive Co	47,900	2,826
Paychex Inc	30,683	829	Estee Lauder Cos Inc/The	11,088	332
Total System Services Inc	18,849	235	Procter & Gamble Co	280,034	13,845

Western Union Co/The	67,838	1,136			17,930

		6,549	Cruise Lines (0.15%)

Computer Aided Design (0.06%)			Carnival Corp	41,827	1,124
Autodesk Inc (a)	21,621	431
			Data Processing & Management (0.17%)

Computer Services (0.23%)			Dun & Bradstreet Corp	5,101	415
Affiliated Computer Services Inc (a)	9,321	451	Fidelity National Information Services Inc	18,242	326
Cognizant Technology Solutions Corp (a)	27,877	691	Fiserv Inc (a)	14,905	556

Computer Sciences Corp (a)	14,475	535			1,297

		1,677	Dental Supplies & Equipment (0.08%)

			DENTSPLY International Inc	14,199	406

See accompanying notes

205

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dental Supplies & Equipment (continued)			Electric - Integrated (3.43%)
Patterson Cos Inc (a)	8,740 $	179	Allegheny Energy Inc	16,187 $	420

		585	Ameren Corp	20,306	467

			American Electric Power Co Inc	44,532	1,175
Dialysis Centers (0.06%)
DaVita Inc (a)	9,927	460	CMS Energy Corp	21,653	260
			Consolidated Edison Inc	26,166	972
Disposable Medical Products (0.09%)			Constellation Energy Group Inc	19,026	458
CR Bard Inc	9,500	681	Dominion Resources Inc/VA	55,751	1,681
			DTE Energy Co	15,599	461
Distribution & Wholesale (0.20%)			Duke Energy Corp	122,411	1,691
Fastenal Co	12,347	474	Edison International	31,131	888
Genuine Parts Co	15,234	517	Entergy Corp	18,102	1,173
WW Grainger Inc	6,079	510	Exelon Corp	62,894	2,901

		1,501	FirstEnergy Corp	29,126	1,191

Diversified Banking Institutions (3.70%)			FPL Group Inc	39,074	2,102
Bank of America Corp	611,639	5,462	Integrys Energy Group Inc	7,302	193
Citigroup Inc	523,240	1,596	Northeast Utilities	16,453	346
Goldman Sachs Group Inc/The	48,006	6,169	Pepco Holdings Inc	20,936	250
JP Morgan Chase & Co	359,061	11,849	PG&E Corp	34,948	1,297
Morgan Stanley	102,666	2,427	Pinnacle West Capital Corp	9,649	264

		27,503	PPL Corp	35,861	1,073

			Progress Energy Inc	26,332	898
Diversified Manufacturing Operations (3.45%)
			Public Service Enterprise Group Inc	48,347	1,443
3M Co	66,290	3,818
			SCANA Corp	11,579	350
Cooper Industries Ltd	15,967	524
			Southern Co/The	74,300	2,146
Danaher Corp	24,361	1,424
			TECO Energy Inc	20,345	215
Dover Corp	17,773	547
			Wisconsin Energy Corp	11,171	446
Eaton Corp	15,785	691
			Xcel Energy Inc	43,400	800

General Electric Co	1,009,026	12,764
					25,561

Honeywell International Inc	70,245	2,192
Illinois Tool Works Inc	36,724	1,205	Electric Products - Miscellaneous (0.36%)
Ingersoll-Rand Co Ltd	30,467	663	Emerson Electric Co	72,142	2,455
ITT Corp	17,371	713	Molex Inc	13,241	221

Leggett & Platt Inc	14,987	215			2,676

Parker Hannifin Corp	15,351	696	Electronic Components - Miscellaneous (0.12%)
Textron Inc	23,213	249	Jabil Circuit Inc	20,432	166

		25,701	Tyco Electronics Ltd	43,762	763

Diversified Operations (0.05%)					929

Leucadia National Corp	17,319	368	Electronic Components - Semiconductors (2.02%)
			Advanced Micro Devices Inc (a)	53,492	193
E-Commerce - Products (0.33%)
			Altera Corp	28,023	457
Amazon.com Inc (a)	30,713	2,473
			Broadcom Corp (a)	40,649	943
E-Commerce - Services (0.26%)			Intel Corp	531,437	8,386
eBay Inc (a)	102,971	1,696	LSI Corp (a)	61,928	238
Expedia Inc (a)	20,042	273	MEMC Electronic Materials Inc (a)	21,352	346

		1,969	Microchip Technology Inc	17,402	400

			Micron Technology Inc (a)	78,735	384
Electric - Generation (0.06%)			National Semiconductor Corp	18,628	231
AES Corp/The	63,655	450
			Nvidia Corp (a)	51,315	589
			QLogic Corp (a)	11,584	164

See accompanying notes

206

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (continued)
(continued)			Discover Financial Services	46,002 $	374

Texas Instruments Inc	121,972 $	2,203
					3,196

Xilinx Inc	26,190	535

		15,069	Finance - Investment Banker & Broker (0.23%)

			Charles Schwab Corp/The	89,568	1,655
Electronic Connectors (0.07%)			E*Trade Financial Corp (a)	54,658	78

Amphenol Corp	16,357	554
					1,733

Electronic Forms (0.18%)			Finance - Other Services (0.38%)
Adobe Systems Inc (a)	50,071	1,369	CME Group Inc	6,339	1,403
			IntercontinentalExchange Inc (a)	6,941	608
Electronic Measurement Instruments (0.13%)			NASDAQ OMX Group Inc/The (a)	13,120	252
Agilent Technologies Inc (a)	33,631	614	NYSE Euronext	24,747	574

FLIR Systems Inc (a)	14,409	320			2,837

		934

			Financial Guarantee Insurance (0.01%)
Electronics - Military (0.12%)			MBIA Inc (a)	16,353	77
L-3 Communications Holdings Inc	11,331	863
			Food - Confectionery (0.14%)
Engineering - Research & Development Services (0.15%)			Hershey Co/The	15,833	572
Fluor Corp	17,344	657	JM Smucker Co/The	11,316	446

Jacobs Engineering Group Inc (a)	11,760	447			1,018

		1,104

			Food - Dairy Products (0.04%)
Engines - Internal Combustion (0.09%)			Dean Foods Co (a)	14,747	305
Cummins Inc	19,239	654
			Food - Meat Products (0.07%)
Enterprise Software & Services (1.14%)			Hormel Foods Corp	6,672	209
BMC Software Inc (a)	17,642	611	Tyson Foods Inc	28,886	304

CA Inc	37,678	650			513

Novell Inc (a)	32,906	124
			Food - Miscellaneous/Diversified (1.22%)
Oracle Corp	366,435	7,087

			Campbell Soup Co	19,570	504
		8,472

			ConAgra Foods Inc	42,720	756
Entertainment Software (0.08%)			General Mills Inc	31,326	1,588
Electronic Arts Inc (a)	30,749	626	HJ Heinz Co	30,062	1,035
			Kellogg Co	24,086	1,014
Fiduciary Banks (0.73%)
			Kraft Foods Inc	140,397	3,285
Bank of New York Mellon Corp/The	109,783	2,797
			McCormick & Co Inc/MD	12,432	366
Northern Trust Corp	22,773	1,238
			Sara Lee Corp	66,458	553

State Street Corp	41,273	1,409

					9,101

		5,444

			Food - Retail (0.37%)
Filtration & Separation Products (0.04%)
			Kroger Co/The	62,341	1,348
Pall Corp	11,282	298
			Safeway Inc	40,980	809

Finance - Commercial (0.01%)			SUPERVALU Inc	20,232	331
CIT Group Inc	37,146	82	Whole Foods Market Inc	13,415	278

					2,766

Finance - Consumer Loans (0.03%)			Food - Wholesale & Distribution (0.18%)
SLM Corp (a)	44,659	216	Sysco Corp	56,299	1,313

Finance - Credit Card (0.43%)			Forestry (0.17%)
American Express Co	111,892	2,822	Plum Creek Timber Co Inc	15,750	544

See accompanying notes

207

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (continued)			Internet Security (0.31%)
Weyerhaeuser Co	20,182 $	711	McAfee Inc (a)	14,724 $	553

		1,255	Symantec Corp (a)	78,443	1,353

			VeriSign Inc (a)	18,377	378

Gas - Distribution (0.25%)
Centerpoint Energy Inc	33,194	353			2,284

Nicor Inc	4,319	139	Investment Management & Advisory Services (0.47%)
NiSource Inc	26,209	288	Ameriprise Financial Inc	20,908	551
Sempra Energy	23,259	1,070	Federated Investors Inc	8,502	194

		1,850	Franklin Resources Inc	14,466	875

			Invesco Ltd	36,157	532
Gold Mining (0.25%)
Newmont Mining Corp	46,742	1,881	Janus Capital Group Inc	15,108	152
			Legg Mason Inc	13,645	274
Hazardous Waste Disposal (0.05%)			T Rowe Price Group Inc	24,463	942

Stericycle Inc (a)	8,149	384			3,520

			Life & Health Insurance (0.47%)
Home Decoration Products (0.04%)
			Aflac Inc	44,669	1,290
Newell Rubbermaid Inc	26,486	277
			Lincoln National Corp	24,464	275
Hotels & Motels (0.16%)			Prudential Financial Inc	40,512	1,170
Marriott International Inc/DE	28,080	661	Torchmark Corp	8,075	237
Starwood Hotels & Resorts Worldwide Inc	17,432	364	Unum Group	31,642	517

Wyndham Worldwide Corp	16,961	198			3,489

		1,223	Linen Supply & Related Items (0.04%)

Human Resources (0.07%)			Cintas Corp	12,555	322
Monster Worldwide Inc (a)	12,226	169
			Machinery - Construction & Mining (0.27%)
Robert Half International Inc	14,462	347

			Caterpillar Inc	57,475	2,045
		516

Independent Power Producer (0.01%)			Machinery - Farm (0.22%)
Dynegy Inc (a)	48,366	86	Deere & Co	40,385	1,666

Industrial Automation & Robots (0.06%)			Machinery - General Industry (0.01%)
Rockwell Automation Inc/DE	13,547	428	Manitowoc Co Inc/The	12,456	74

Industrial Gases (0.47%)			Machinery - Pumps (0.05%)
Air Products & Chemicals Inc	20,032	1,320	Flowserve Corp	5,343	363
Praxair Inc	29,341	2,189

		3,509	Medical - Biomedical/Gene (1.93%)

			Amgen Inc (a)	98,793	4,789
Instruments - Scientific (0.27%)			Biogen Idec Inc (a)	28,402	1,373
PerkinElmer Inc	11,100	162
			Celgene Corp (a)	43,901	1,875
Thermo Fisher Scientific Inc (a)	39,955	1,402
			Genzyme Corp (a)	25,927	1,383
Waters Corp (a)	9,273	409

			Gilead Sciences Inc (a)	87,040	3,986
		1,973	Life Technologies Corp (a)	16,606	619

Insurance Brokers (0.29%)			Millipore Corp (a)	5,293	313

Aon Corp	26,136	1,103			14,338

Marsh & McLennan Cos Inc	49,206	1,038

			Medical - Drugs (5.12%)
		2,141	Abbott Laboratories	147,658	6,180

Internet Infrastructure Software (0.05%)			Allergan Inc/United States	29,382	1,371
Akamai Technologies Inc (a)	16,290	359	Bristol-Myers Squibb Co	189,138	3,631
			Cephalon Inc (a)	6,575	431

See accompanying notes

208

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Eli Lilly & Co	96,612 $	3,181	Varian Medical Systems Inc (a)	11,885 $	396
Forest Laboratories Inc (a)	28,818	625	Zimmer Holdings Inc (a)	21,292	937

King Pharmaceuticals Inc (a)	23,552	186			22,369

Merck & Co Inc/NJ	201,387	4,882
			Metal - Aluminum (0.11%)
Pfizer Inc	644,496	8,610	Alcoa Inc	90,801	824
Schering-Plough Corp	155,400	3,577
Wyeth	127,214	5,394	Metal - Copper (0.23%)

		38,068	Freeport-McMoRan Copper & Gold Inc	39,334	1,678

Medical - Generic Drugs (0.09%)
			Metal Processors & Fabrication (0.13%)
Mylan Inc/PA (a)	29,114	386
			Precision Castparts Corp	13,370	1,001
Watson Pharmaceuticals Inc (a)	9,997	309

		695	Motorcycle/Motor Scooter (0.07%)

Medical - HMO (0.93%)			Harley-Davidson Inc	22,319	495
Aetna Inc	43,331	954
CIGNA Corp	25,897	511	Multi-Line Insurance (0.83%)
			Allstate Corp/The	51,218	1,195
Coventry Health Care Inc (a)	14,169	225
			American International Group Inc	257,095	355
Humana Inc (a)	16,134	464
			Assurant Inc	11,253	275
UnitedHealth Group Inc	116,149	2,732
			Cincinnati Financial Corp	15,527	372
WellPoint Inc (a)	47,620	2,036

			Genworth Financial Inc	41,388	98
		6,922

			Hartford Financial Services Group Inc	31,075	356
Medical - Hospitals (0.01%)			Loews Corp	34,508	859
Tenet Healthcare Corp (a)	39,685	89	MetLife Inc	78,166	2,325
			XL Capital Ltd	32,697	311

Medical - Wholesale Drug Distribution (0.35%)
					6,146

AmerisourceBergen Corp	14,550	489
Cardinal Health Inc	34,435	1,164	Multimedia (1.38%)
McKesson Corp	26,164	968	McGraw-Hill Cos Inc/The	30,041	906

		2,621	Meredith Corp	3,441	86

			News Corp	219,774	1,815
Medical Information Systems (0.03%)
			Time Warner Inc	114,269	2,495
IMS Health Inc	17,352	218
			Viacom Inc (a)	57,931	1,115
Medical Instruments (0.84%)			Walt Disney Co/The	177,369	3,884

Boston Scientific Corp (a)	143,535	1,207			10,301

Intuitive Surgical Inc (a)	3,744	538	Networking Products (1.59%)
Medtronic Inc	106,844	3,419	Cisco Systems Inc (a)	557,714	10,775
St Jude Medical Inc (a)	33,074	1,109	Juniper Networks Inc (a)	49,889	1,080

		6,273			11,855

Medical Laboratory & Testing Service (0.19%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	10,348	664	Titanium Metals Corp	8,132	55
Quest Diagnostics Inc	14,749	757

		1,421	Non-Hazardous Waste Disposal (0.26%)

			Republic Services Inc	30,763	646
Medical Products (3.01%)
			Waste Management Inc	46,958	1,252

Baxter International Inc	58,652	2,845
					1,898

Becton Dickinson and Co	22,904	1,385
Covidien Ltd	48,146	1,588	Office Automation & Equipment (0.13%)
Hospira Inc (a)	15,252	501	Pitney Bowes Inc	19,714	484
Johnson & Johnson	264,267	13,837
Stryker Corp	22,733	880

See accompanying notes

209

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (continued)			Oil Refining & Marketing (0.20%)
Xerox Corp	82,628 $	505	Sunoco Inc	11,167 $	296

		989	Tesoro Corp	13,221	201

			Valero Energy Corp	49,332	979

Office Supplies & Forms (0.04%)
Avery Dennison Corp	10,772	310			1,476

			Paper & Related Products (0.10%)
Oil - Field Services (1.25%)			International Paper Co	40,872	517
Baker Hughes Inc	29,512	1,050	MeadWestvaco Corp	16,321	256

BJ Services Co	27,904	388			773

Halliburton Co	85,723	1,733
			Pharmacy Services (0.48%)
Schlumberger Ltd	114,274	5,598
			Express Scripts Inc (a)	23,665	1,514
Smith International Inc	20,949	542

			Medco Health Solutions Inc (a)	46,916	2,043

		9,311

					3,557

Oil & Gas Drilling (0.19%)
			Photo Equipment & Supplies (0.01%)
Diamond Offshore Drilling Inc	6,641	481
			Eastman Kodak Co	25,626	78
ENSCO International Inc	13,550	383
Nabors Industries Ltd (a)	27,033	411
			Pipelines (0.29%)
Rowan Cos Inc	10,797	169	El Paso Corp	66,751	461

		1,444	Spectra Energy Corp	61,470	891

Oil Company - Exploration & Production (2.67%)			Williams Cos Inc	55,343	780

Anadarko Petroleum Corp	43,941	1,892			2,132

Apache Corp	31,985	2,330
			Printing - Commercial (0.03%)
Cabot Oil & Gas Corp	9,884	298	RR Donnelley & Sons Co	19,607	228
Chesapeake Energy Corp	53,701	1,059
Denbury Resources Inc (a)	23,735	386	Property & Casualty Insurance (0.62%)
Devon Energy Corp	42,404	2,199	Chubb Corp	33,664	1,311
EOG Resources Inc	23,857	1,514	Progressive Corp/The	64,660	988
EQT CORP	12,503	421	Travelers Cos Inc/The	55,883	2,299

Noble Energy Inc	16,522	938			4,598

Occidental Petroleum Corp	77,422	4,358
			Publicly Traded Investment Fund (0.20%)
Pioneer Natural Resources Co	11,047	255
			iShares S&P 500 Index Fund/US	16,761	1,470
Questar Corp	16,587	493
Range Resources Corp	14,925	597	Publishing - Newspapers (0.02%)
Southwestern Energy Co (a)	32,833	1,177	Gannett Co Inc	21,824	85
XTO Energy Inc	55,388	1,920	New York Times Co/The	11,141	60

		19,837			145

Oil Company - Integrated (7.30%)			Quarrying (0.07%)
Chevron Corp	191,531	12,660	Vulcan Materials Co	10,545	501
ConocoPhillips	141,434	5,799
Exxon Mobil Corp (b)	472,162	31,479	Real Estate Management & Services (0.02%)
Hess Corp	27,110	1,485	CB Richard Ellis Group Inc (a)	21,491	161
Marathon Oil Corp	67,602	2,008
Murphy Oil Corp	18,225	870	Regional Banks (1.99%)

			Capital One Financial Corp	37,438	627
		54,301

			Comerica Inc	14,448	303
Oil Field Machinery & Equipment (0.23%)			Fifth Third Bancorp	55,168	226
Cameron International Corp (a)	20,724	530	Huntington Bancshares Inc/OH	34,984	98
National Oilwell Varco Inc (a)	39,879	1,208	Keycorp	47,268	291

		1,738	PNC Financial Services Group Inc	40,890	1,623

See accompanying notes

210

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Bedding (0.10%)
SunTrust Banks Inc	34,080 $	492	Bed Bath & Beyond Inc (a)	24,816 $	755
US Bancorp	167,700	3,056
Wells Fargo & Co	404,910	8,102	Retail - Building Products (0.98%)

		14,818	Home Depot Inc	161,997	4,264

			Lowe's Cos Inc	140,043	3,011

REITS - Apartments (0.15%)
					7,275

Apartment Investment & Management Co	11,208	82
AvalonBay Communities Inc	7,620	433	Retail - Computer Equipment (0.06%)
Equity Residential	26,065	596	GameStop Corp (a)	15,648	472

		1,111

			Retail - Consumer Electronics (0.19%)
REITS - Diversified (0.10%)			Best Buy Co Inc	32,392	1,243
Vornado Realty Trust	14,725	720	RadioShack Corp	11,951	168

					1,411

REITS - Healthcare (0.18%)
HCP Inc	24,262	533	Retail - Discount (2.20%)
Health Care REIT Inc	10,581	360	Big Lots Inc (a)	7,846	217
Ventas Inc	14,920	427	Costco Wholesale Corp	41,396	2,012

		1,320	Family Dollar Stores Inc	13,368	443

			Target Corp	71,927	2,968
REITS - Hotels (0.06%)
			Wal-Mart Stores Inc	213,631	10,767

Host Hotels & Resorts Inc	56,483	434
					16,407

REITS - Office Property (0.08%)			Retail - Drug Store (0.99%)
Boston Properties Inc	11,587	573	CVS Caremark Corp	139,071	4,420
			Walgreen Co	94,281	2,963

REITS - Regional Malls (0.17%)					7,383

Simon Property Group Inc	24,060	1,242
			Retail - Jewelry (0.05%)
REITS - Shopping Centers (0.05%)			Tiffany & Co	11,763	340
Kimco Realty Corp	29,794	358
			Retail - Major Department Store (0.28%)
REITS - Storage (0.11%)			JC Penney Co Inc	21,229	651
Public Storage	11,982	801	Sears Holdings Corp (a)	5,246	328
			TJX Cos Inc	39,780	1,113

REITS - Warehouse & Industrial (0.05%)					2,092

ProLogis	40,092	365
			Retail - Office Supplies (0.20%)
			Office Depot Inc (a)	26,260	68
Retail - Apparel & Shoe (0.21%)
Abercrombie & Fitch Co	8,318	225	Staples Inc	68,163	1,406

Gap Inc/The	44,552	692			1,474

Ltd Brands Inc	25,854	295	Retail - Regional Department Store (0.25%)
Nordstrom Inc	15,229	345	Kohl's Corp (a)	29,115	1,320

		1,557	Macy's Inc	40,184	550

					1,870

Retail - Auto Parts (0.15%)
AutoZone Inc (a)	3,624	603	Retail - Restaurants (1.16%)
O'Reilly Automotive Inc (a)	12,894	501	Darden Restaurants Inc	13,089	484

		1,104	McDonald's Corp	106,404	5,670

			Starbucks Corp (a)	70,189	1,015
Retail - Automobile (0.02%)
AutoNation Inc (a)	10,308	183	Yum! Brands Inc	43,946	1,466

					8,635

See accompanying notes

211

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.03%)			Telephone - Integrated (continued)
Goodyear Tire & Rubber Co/The (a)	23,060 $	253	Windstream Corp	42,146 $	350

					25,222

Savings & Loans - Thrifts (0.15%)
			Television (0.06%)
Hudson City Bancorp Inc	49,909	627
			CBS Corp	64,886	457
People's United Financial Inc	33,272	520

		1,147

			Tobacco (1.58%)
Schools (0.12%)			Altria Group Inc	197,420	3,224
Apollo Group Inc (a)	10,213	643	Lorillard Inc	16,059	1,014
Washington Post Co/The	575	241	Philip Morris International Inc	191,473	6,931

		884	Reynolds American Inc	16,152	613

					11,782

Semiconductor Component - Integrated Circuits (0.14%)
Analog Devices Inc	27,826	592	Tools - Hand Held (0.09%)
Linear Technology Corp	21,198	462	Black & Decker Corp	5,746	231

		1,054	Snap-On Inc	5,490	186

			Stanley Works/The	7,537	287

Semiconductor Equipment (0.30%)
Applied Materials Inc	127,016	1,551			704

Kla-Tencor Corp	16,229	450	Toys (0.11%)
Novellus Systems Inc (a)	9,275	168	Hasbro Inc	11,843	316
Teradyne Inc (a)	16,501	98	Mattel Inc	34,251	512

		2,267			828

Steel - Producers (0.23%)			Transport - Rail (0.88%)
AK Steel Holding Corp	10,597	138	Burlington Northern Santa Fe Corp	26,591	1,794
Nucor Corp	30,005	1,221	CSX Corp	38,148	1,129
United States Steel Corp	13,351	354	Norfolk Southern Corp	35,015	1,249

		1,713	Union Pacific Corp	48,079	2,363

					6,535

Steel - Specialty (0.04%)
Allegheny Technologies Inc	9,312	305	Transport - Services (1.12%)
			CH Robinson Worldwide Inc	16,263	865
Telecommunication Equipment (0.08%)			Expeditors International of Washington Inc	20,267	704
Harris Corp	12,767	391	FedEx Corp	29,743	1,664
Tellabs Inc (a)	37,806	198	Ryder System Inc	5,316	147

		589	United Parcel Service Inc	95,112	4,978

Telecommunication Equipment - Fiber Optics (0.32%)					8,358

Ciena Corp (a)	8,664	104	Web Portals (1.47%)
Corning Inc	148,579	2,172	Google Inc (a)	22,896	9,066
JDS Uniphase Corp (a)	20,555	95	Yahoo! Inc (a)	133,213	1,904

		2,371			10,970

Telecommunication Services (0.07%)			Wireless Equipment (1.22%)
Embarq Corp	13,624	498	American Tower Corp (a)	37,942	1,205
			Motorola Inc	217,521	1,203
Telephone - Integrated (3.39%)
			Qualcomm Inc	157,601	6,670

AT&T Inc	563,093	14,426
					9,078
CenturyTel Inc	9,585	260

Frontier Communications Corp	29,745	211	TOTAL COMMON STOCKS	$ 725,819

Qwest Communications International Inc	140,415	546
Sprint Nextel Corp (a)	273,741	1,194
Verizon Communications Inc	271,410	8,235

See accompanying notes

212

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

				Other Assets Summary (unaudited)
	Principal

	Amount	Value	Asset Type		Percent

	(000's)	(000's)	Futures		2.48%

REPURCHASE AGREEMENTS (2.47%)
Diversified Banking Institutions (2.47%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 6,126$	6,126
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	6,126	6,126
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $6,248,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	6,125	6,125

		18,377

TOTAL REPURCHASE AGREEMENTS	$ 18,377

Total Investments	$ 744,196
Liabilities in Excess of Other Assets, Net - 0.00%		(2)

TOTAL NET ASSETS - 100.00%	$ 744,194

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,367 or 0.72% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 71,508
Unrealized Depreciation		(301,272)

Net Unrealized Appreciation (Depreciation)		(229,764)
Cost for federal income tax purposes		973,960
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.45%
Financial		14.09%
Energy		12.31%
Technology		11.90%
Communications		11.64%
Industrial		10.34%
Consumer, Cyclical		9.05%
Utilities		3.75%
Basic Materials		3.22%
Exchange Traded Funds		0.20%
Diversified		0.05%
Liabilities in Excess of Other Assets, Net		0.00%

TOTAL NET ASSETS		100.00%

See accompanying notes

213

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	85	$ 17,565	$ 18,488	$ 923
All dollar amounts are shown in thousands (000's)

See accompanying notes

214

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.41%)			COMMON STOCKS (continued)
Aerospace & Defense (1.90%)			Computer Services (0.09%)
General Dynamics Corp	118,649 $	6,131	Computer Sciences Corp (a)	15,758$	582
Lockheed Martin Corp	29,815	2,341
Raytheon Co	81,541	3,688	Computers (0.40%)

		12,160	Hewlett-Packard Co	71,720	2,580

Aerospace & Defense Equipment (0.92%)			Computers - Memory Devices (0.40%)
United Technologies Corp	120,134	5,867	Western Digital Corp (a)	108,426	2,550

Agricultural Operations (0.09%)			Consumer Products - Miscellaneous (0.59%)
Archer-Daniels-Midland Co	23,066	568	Jarden Corp (a)	186,783	3,754

Airlines (0.39%)			Containers - Metal & Glass (0.37%)
Copa Holdings SA	80,560	2,469	Crown Holdings Inc (a)	108,067	2,383

Athletic Footwear (0.39%)			Cosmetics & Toiletries (1.86%)
NIKE Inc	46,918	2,462	Procter & Gamble Co	240,504	11,890

Auto - Car & Light Trucks (0.33%)			Data Processing & Management (0.15%)
Ford Motor Co (a)	350,076	2,093	Broadridge Financial Solutions Inc	49,844	964

Beverages - Non-Alcoholic (1.61%)			Diversified Banking Institutions (5.26%)
Coca-Cola Co/The	158,034	6,803	Bank of America Corp	820,346	7,325
Coca-Cola Enterprises Inc	205,153	3,500	Citigroup Inc	314,363	959

		10,303	Goldman Sachs Group Inc/The	39,516	5,078

Cable/Satellite TV (1.18%)			JP Morgan Chase & Co	490,930	16,201
Comcast Corp - Class A	486,165	7,516	Morgan Stanley	170,469	4,030

					33,593

Chemicals - Diversified (0.40%)
			Diversified Manufacturing Operations (3.51%)
Dow Chemical Co/The	96,004	1,536
			General Electric Co	1,770,952	22,403
EI Du Pont de Nemours & Co	36,734	1,025

		2,561	Electric - Integrated (5.27%)

Coal (0.39%)			American Electric Power Co Inc	45,033	1,188
Consol Energy Inc	80,508	2,518	CMS Energy Corp	336,503	4,045
			Consolidated Edison Inc	134,142	4,981
Coatings & Paint (0.49%)			Dominion Resources Inc/VA	37,048	1,117
Valspar Corp	130,590	3,134	DPL Inc	117,088	2,626
			Duke Energy Corp	49,197	679
Commercial Banks (2.50%)			FPL Group Inc	94,414	5,078
Bancorpsouth Inc	135,958	3,161
			NSTAR	37,918	1,191
Bank of Hawaii Corp	67,367	2,367
			PG&E Corp	125,831	4,671
BB&T Corp	220,399	5,144
			Southern Co/The	230,918	6,669
Commerce Bancshares Inc	72,970	2,416
			Xcel Energy Inc	76,656	1,414

Cullen/Frost Bankers Inc	60,797	2,863

					33,659

		15,951

			Electronic Components - Semiconductors (1.03%)
Commercial Services - Finance (1.08%)			Intel Corp	206,350	3,256
Equifax Inc	60,895	1,776
			QLogic Corp (a)	235,385	3,338

Lender Processing Services Inc	58,349	1,672
					6,594

Moody's Corp	116,184	3,430

		6,878	Electronic Parts Distribution (0.28%)

			Arrow Electronics Inc (a)	78,809	1,792

See accompanying notes

215

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Fiduciary Banks (1.15%)			Medical - Drugs (5.04%)
Bank of New York Mellon Corp/The	101,349 $	2,582	Abbott Laboratories	46,160 $	1,932
Northern Trust Corp	34,666	1,885	Eli Lilly & Co	220,127	7,246
State Street Corp	84,289	2,877	Merck & Co Inc/NJ	149,749	3,630

		7,344	Pfizer Inc (b)	919,450	12,284

			Wyeth	167,006	7,081

Finance - Investment Banker & Broker (0.42%)

Raymond James Financial Inc	172,926	2,713			32,173

			Medical - HMO (1.45%)
Food - Canned (0.59%)			CIGNA Corp	154,562	3,046
Del Monte Foods Co	497,983	3,760	UnitedHealth Group Inc	227,288	5,346
			WellPoint Inc (a)	19,522	835

Food - Meat Products (0.42%)
					9,227

Hormel Foods Corp	86,231	2,698
			Medical - Wholesale Drug Distribution (0.48%)
Food - Miscellaneous/Diversified (1.48%)			McKesson Corp	82,207	3,042
Campbell Soup Co	97,791	2,515
General Mills Inc	11,626	590	Medical Products (4.05%)
Kraft Foods Inc	128,762	3,013	Covidien Ltd	160,045	5,278
Sara Lee Corp	398,344	3,314	Johnson & Johnson	392,744	20,564

		9,432			25,842

Food - Retail (1.05%)			Metal - Aluminum (0.16%)
Kroger Co/The	185,687	4,015	Century Aluminum Co (a)	256,345	1,036
SUPERVALU Inc	165,144	2,700

			Metal - Copper (0.21%)
		6,715

			Freeport-McMoRan Copper & Gold Inc	31,332	1,336
Gas - Distribution (1.18%)
Sempra Energy	95,166	4,380	Miscellaneous Manufacturers (0.41%)
UGI Corp	136,198	3,124	Aptargroup Inc	84,896	2,634

		7,504

			Multi-Line Insurance (1.83%)
Hotels & Motels (0.71%)
			Allstate Corp/The	146,791	3,425
Wyndham Worldwide Corp	389,519	4,550
			American Financial Group Inc/OH	131,857	2,318
			MetLife Inc	198,554	5,907

Internet Security (0.76%)

Symantec Corp (a)	279,743	4,826			11,650

			Multimedia (0.83%)
Investment Management & Advisory Services (0.85%)			Time Warner Inc	112,889	2,464
Ameriprise Financial Inc	149,794	3,947	Walt Disney Co/The	130,261	2,853

Invesco Ltd	99,702	1,468			5,317

		5,415

			Networking Products (0.27%)
Life & Health Insurance (1.74%)			Cisco Systems Inc (a)	88,448	1,709
Aflac Inc	102,688	2,967
Torchmark Corp	147,675	4,331	Non-Hazardous Waste Disposal (0.15%)
Unum Group	234,965	3,839	Waste Management Inc	35,050	935

		11,137

			Office Automation & Equipment (0.35%)
Machinery - Pumps (0.57%)
			Pitney Bowes Inc	90,850	2,229
Flowserve Corp	53,196	3,612
			Oil - Field Services (0.36%)
Medical - Biomedical/Gene (1.75%)
			Oceaneering International Inc (a)	50,493	2,301
Amgen Inc (a)	230,000	11,148
			Oil Company - Exploration & Production (1.32%)
			Anadarko Petroleum Corp	14,509	625

See accompanying notes

216

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Retail - Apparel & Shoe (0.46%)
(continued)			Foot Locker Inc	247,054 $	2,937
Apache Corp	21,713 $	1,582
Devon Energy Corp	22,371	1,160	Retail - Building Products (1.81%)
Noble Energy Inc	88,771	5,037	Home Depot Inc	373,943	9,842

		8,404	Lowe's Cos Inc	79,333	1,706

Oil Company - Integrated (12.52%)					11,548

Chevron Corp	389,498	25,746	Retail - Discount (1.53%)
ConocoPhillips	177,711	7,286	Big Lots Inc (a)	106,726	2,950
Exxon Mobil Corp (b)	692,737	46,185	BJ's Wholesale Club Inc (a)	85,645	2,855
Marathon Oil Corp	22,451	667	Family Dollar Stores Inc	92,675	3,076

		79,884	Wal-Mart Stores Inc	17,852	900

Oil Refining & Marketing (1.02%)					9,781

Tesoro Corp	180,917	2,759	Retail - Restaurants (0.76%)
Valero Energy Corp	189,371	3,757	Brinker International Inc	109,140	1,934

		6,516	McDonald's Corp	55,149	2,939

Paper & Related Products (0.36%)					4,873

MeadWestvaco Corp	145,675	2,281	Semiconductor Component - Integrated Circuits (0.31%)
			Linear Technology Corp	91,805	1,999
Pipelines (0.51%)
Spectra Energy Corp	224,795	3,260	Steel - Producers (0.48%)
			Schnitzer Steel Industries Inc	40,920	2,028
Property & Casualty Insurance (1.67%)			Steel Dynamics Inc	83,290	1,037

Chubb Corp	115,406	4,495
					3,065

Travelers Cos Inc/The	150,507	6,192

		10,687	Telecommunication Services (0.43%)

			Embarq Corp	74,440	2,721
Regional Banks (1.79%)
US Bancorp	99,536	1,814	Telephone - Integrated (6.53%)
Wells Fargo & Co	479,925	9,603	AT&T Inc	847,018	21,701

		11,417	Frontier Communications Corp	299,689	2,131

Reinsurance (0.76%)			Qwest Communications International Inc	258,843	1,007
Everest Re Group Ltd	31,840	2,376	Sprint Nextel Corp (a)	574,290	2,504
Reinsurance Group of America Inc	78,415	2,493	Verizon Communications Inc	383,572	11,637

		4,869	Windstream Corp	324,090	2,690

					41,670

REITS - Diversified (0.31%)
Digital Realty Trust Inc	55,298	1,991	Television (0.64%)
			CBS Corp	578,205	4,071
REITS - Healthcare (0.45%)
Ventas Inc	101,252	2,900	Tobacco (1.23%)
			Altria Group Inc	262,835	4,292
REITS - Office Property (0.57%)			Lorillard Inc	55,924	3,531

Boston Properties Inc	73,104	3,613			7,823

			Tools - Hand Held (0.52%)
REITS - Regional Malls (0.84%)
			Snap-On Inc	97,583	3,310
Simon Property Group Inc	47,999	2,477
Taubman Centers Inc	122,121	2,909

			Transport - Marine (0.22%)
		5,386

			Teekay Corp	96,888	1,399
REITS - Storage (0.43%)
Public Storage	41,229	2,757

See accompanying notes

217

Schedule of Investments LargeCap Value Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	22.87%

			Consumer, Non-cyclical	22.34%
COMMON STOCKS (continued)			Energy	16.12%
Transport - Rail (0.56%)			Communications	10.86%
Norfolk Southern Corp	99,696 $	3,557	Industrial	9.41%
			Consumer, Cyclical	6.80%
			Utilities	6.45%
Web Portals (0.24%)			Technology	2.74%
Sohu.com Inc (a)	28,912	1,508	Basic Materials	2.10%

TOTAL COMMON STOCKS	$ 621,736		Other Assets in Excess of Liabilities, Net	0.31%

			TOTAL NET ASSETS	100.00%

	Principal

	Amount	Value	Other Assets Summary (unaudited)

	(000's)	(000's)	Asset Type	Percent

REPURCHASE AGREEMENTS (2.28%)			Futures	1.53%
Diversified Banking Institutions (2.28%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,851$	4,851
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,851	4,851
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,948,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,850	4,850

		14,552

TOTAL REPURCHASE AGREEMENTS	$ 14,552

Total Investments	$ 636,288
Other Assets in Excess of Liabilities, Net - 0.31%		1,959

TOTAL NET ASSETS - 100.00%	$ 638,247

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,876 or 0.61% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,797
Unrealized Depreciation		(128,738)

Net Unrealized Appreciation (Depreciation)		(78,941)
Cost for federal income tax purposes		715,229
All dollar amounts are shown in thousands (000's)

See accompanying notes

218

Schedule of Investments
LargeCap Value Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	45	$ 9,684	$ 9,788	$ 104
All dollar amounts are shown in thousands (000's)

See accompanying notes

219

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.90%)			COMMON STOCKS (continued)
Aerospace & Defense (1.63%)			Commercial Services - Finance (continued)
Northrop Grumman Corp	147,800 $	7,146	Mastercard Inc	105,374 $	19,331

Raytheon Co	433,584	19,611			36,474

		26,757

			Computers (1.67%)
Aerospace & Defense Equipment (1.08%)			IBM Corp	173,149	17,871
United Technologies Corp	363,534	17,755	Research In Motion Ltd (a)	137,900	9,584

					27,455

Agricultural Operations (1.17%)
			Computers - Memory Devices (0.79%)
Archer-Daniels-Midland Co	495,875	12,209
			EMC Corp/Massachusetts (a)	724,287	9,075
Bunge Ltd	145,600	6,990

			Western Digital Corp (a)	166,800	3,923

		19,199

					12,998

Airlines (0.07%)
			Consumer Products - Miscellaneous (0.16%)
UAL Corp (a)	218,900	1,077
			Kimberly-Clark Corp	53,000	2,604
Apparel Manufacturers (0.54%)
			Containers - Metal & Glass (0.43%)
Jones Apparel Group Inc	474,200	4,381
			Owens-Illinois Inc (a)	286,700	6,993
VF Corp	77,100	4,570

		8,951

			Cosmetics & Toiletries (2.71%)
Applications Software (0.56%)			Colgate-Palmolive Co	287,812	16,981
Microsoft Corp	451,515	9,148	Procter & Gamble Co	556,968	27,536

					44,517

Athletic Footwear (0.55%)
			Diversified Banking Institutions (4.83%)
NIKE Inc	171,130	8,979
			Deutsche Bank AG	129,100	6,769
Auto/Truck Parts & Equipment - Original (0.50%)			Goldman Sachs Group Inc/The	140,200	18,016
Autoliv Inc	170,800	4,214	JP Morgan Chase & Co	1,314,642	43,383
Magna International Inc	115,400	3,919	Morgan Stanley	473,400	11,191

		8,133			79,359

Beverages - Non-Alcoholic (0.98%)			Diversified Manufacturing Operations (1.84%)
Coca-Cola Enterprises Inc	490,200	8,362	General Electric Co	960,000	12,144
Pepsi Bottling Group Inc	247,000	7,724	ITT Corp	439,363	18,018

		16,086			30,162

Cable/Satellite TV (1.34%)			Electric - Integrated (4.19%)
Comcast Corp - Class A	309,500	4,785	American Electric Power Co Inc	86,400	2,279
DIRECTV Group Inc/The (a)	354,800	8,774	Dominion Resources Inc/VA	735,450	22,181
Time Warner Cable Inc	264,300	8,518	Exelon Corp	379,789	17,520

		22,077	FPL Group Inc	171,300	9,214

			PG&E Corp	468,097	17,376
Cellular Telecommunications (0.26%)
			Wisconsin Energy Corp	4,800	192

Vodafone Group PLC ADR	232,200	4,261
					68,762

Chemicals - Diversified (0.32%)			Electronic Components - Miscellaneous (0.88%)
EI Du Pont de Nemours & Co	190,600	5,318	AU Optronics Corp ADR	562,600	6,104
			Tyco Electronics Ltd	468,800	8,176
Chemicals - Specialty (0.32%)			Vishay Intertechnology Inc (a)	22,100	130

Eastman Chemical Co	132,900	5,273
					14,410

Commercial Services - Finance (2.22%)			Electronic Components - Semiconductors (0.13%)
Automatic Data Processing Inc	487,012	17,143	Nvidia Corp (a)	193,200	2,218
See accompanying notes

220

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (0.55%)			Medical - Drugs (continued)
Oracle Corp	463,730 $	8,968	Wyeth	419,918 $	17,804

					98,386

Food - Canned (0.14%)
			Medical - Wholesale Drug Distribution (0.29%)
Del Monte Foods Co	294,200	2,221
			Cardinal Health Inc	142,400	4,812
Food - Meat Products (0.38%)
			Medical Products (4.69%)
Tyson Foods Inc	588,200	6,200
			Becton Dickinson and Co	283,400	17,140
Food - Miscellaneous/Diversified (0.89%)			Covidien Ltd	555,817	18,331
ConAgra Foods Inc	409,800	7,254	Johnson & Johnson	791,517	41,444

Kraft Foods Inc	316,500	7,406			76,915

		14,660	Multi-Line Insurance (3.75%)

Food - Retail (0.71%)			ACE Ltd	655,261	30,351
Kroger Co/The	241,600	5,223	Allstate Corp/The	572,600	13,359
Safeway Inc	326,300	6,445	Genworth Financial Inc	475,800	1,123

		11,668	Hartford Financial Services Group Inc	238,700	2,738

			MetLife Inc	416,400	12,388
Food - Wholesale & Distribution (0.14%)
			XL Capital Ltd	169,300	1,610

Sysco Corp	95,700	2,233
					61,569

Gas - Distribution (0.31%)			Multimedia (2.56%)
NiSource Inc	459,000	5,044	News Corp	1,629,200	13,457
			Time Warner Inc	719,767	15,713
Independent Power Producer (0.16%)			Viacom Inc (a)	256,800	4,941
Reliant Energy Inc (a)	542,570	2,691
			Walt Disney Co/The	363,800	7,967

					42,078

Instruments - Scientific (0.58%)
Thermo Fisher Scientific Inc (a)	271,293	9,517	Networking Products (0.56%)
			Cisco Systems Inc (a)	476,043	9,197
Internet Security (0.63%)
Symantec Corp (a)	603,800	10,415	Oil Company - Exploration & Production (5.39%)
			Anadarko Petroleum Corp	394,600	16,992
Investment Management & Advisory Services (1.14%)			Apache Corp	279,536	20,367
BlackRock Inc	127,500	18,681	Devon Energy Corp	450,049	23,335
			EOG Resources Inc	68,500	4,348
Life & Health Insurance (1.48%)
			Occidental Petroleum Corp	417,725	23,514

Lincoln National Corp	533,500	5,996
					88,556

Prudential Financial Inc	351,400	10,148
Unum Group	496,300	8,110	Oil Company - Integrated (11.44%)

		24,254	BP PLC ADR	102,700	4,361

			Chevron Corp	856,405	56,609
Medical - Biomedical/Gene (1.44%)
			ConocoPhillips	791,784	32,463
Amgen Inc (a)	486,201	23,566
			Exxon Mobil Corp	1,156,325	77,092
Medical - Drugs (5.99%)			Murphy Oil Corp	191,959	9,158
AstraZeneca PLC ADR	123,400	4,315	Royal Dutch Shell PLC ADR	176,100	8,044

Bristol-Myers Squibb Co	38,200	733			187,727

Eli Lilly & Co	385,500	12,691	Paper & Related Products (0.46%)
GlaxoSmithKline PLC ADR	66,800	2,055	MeadWestvaco Corp	485,700	7,606
Merck & Co Inc/NJ	623,100	15,104
Pfizer Inc	1,971,800	26,343	Property & Casualty Insurance (1.98%)
Sanofi-Aventis SA ADR	215,100	6,178	Fidelity National Financial Inc	157,800	2,861
Schering-Plough Corp	571,800	13,163

See accompanying notes

221

Schedule of Investments LargeCap Value Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Television (0.43%)
Travelers Cos Inc/The	722,145 $	29,709	CBS Corp	994,700 $	7,003

		32,570

			Tobacco (2.13%)
Regional Banks (2.58%)
			Altria Group Inc	613,700	10,022
Capital One Financial Corp	82,300	1,378
			Philip Morris International Inc	481,751	17,439
PNC Financial Services Group Inc	454,263	18,034
			Reynolds American Inc	195,800	7,437

SunTrust Banks Inc	107,800	1,556
					34,898

US Bancorp	200,700	3,657
Wells Fargo & Co	889,011	17,789	Transport - Rail (1.13%)

		42,414	Union Pacific Corp	376,802	18,516

Reinsurance (0.09%)			Wireless Equipment (1.44%)
PartnerRe Ltd	22,000	1,500	Motorola Inc	1,277,700	7,066
			Nokia OYJ ADR	850,700	12,029
Retail - Apparel & Shoe (0.97%)
			Telefonaktiebolaget LM Ericsson ADR	525,400	4,481

Foot Locker Inc	297,300	3,535
					23,576
Gap Inc/The	482,100	7,492

Ltd Brands Inc	431,100	4,923	TOTAL COMMON STOCKS	$ 1,574,209

		15,950		Principal

Retail - Automobile (0.25%)				Amount	Value
				(000's)	(000's)

AutoNation Inc (a)	229,600	4,066
			REPURCHASE AGREEMENTS (4.02%)
Retail - Building Products (1.14%)			Diversified Banking Institutions (4.02%)
Home Depot Inc	510,300	13,431	Investment in Joint Trading Account; Bank
Lowe's Cos Inc	249,400	5,362	of America Repurchase Agreement; 0.15%

			dated 04/30/09 maturing 05/01/09
		18,793	(collateralized by Sovereign Agency

Retail - Discount (1.08%)			Issues; $22,429,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 21,989$	21,989
Wal-Mart Stores Inc	350,350	17,658
			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Drug Store (1.10%)			0.15% dated 04/30/09 maturing 05/01/09
CVS Caremark Corp	567,024	18,020	(collateralized by Sovereign Agency
			Issues; $22,429,000; 0.93% - 5.00%; dated
Retail - Major Department Store (0.60%)			03/30/10 - 01/08/14)8/14)	21,989	21,989
JC Penney Co Inc	176,800	5,426	Investment in Joint Trading Account;
TJX Cos Inc	156,700	4,383	Morgan Stanley Repurchase Agreement;

			0.12% dated 04/30/09 maturing 05/01/09
		9,809

			(collateralized by Sovereign Agency
Retail - Regional Department Store (0.47%)			Issues; $22,429,000; 1.00% - 7.125%;
Macy's Inc	564,600	7,724	dated 05/04/09 - 02/15/30)	21,990	21,990

					65,968

Retail - Restaurants (1.04%)			TOTAL REPURCHASE AGREEMENTS	$ 65,968

McDonald's Corp	321,594	17,138
			Total Investments	$ 1,640,177

Telecommunication Equipment - Fiber Optics (0.30%)			Other Assets in Excess of Liabilities, Net - 0.08%		1,387

Corning Inc	335,900	4,911	TOTAL NET ASSETS - 100.00%	$ 1,641,564

Telephone - Integrated (6.32%)
AT&T Inc	2,372,290	60,778	(a) Non-Income Producing Security
Sprint Nextel Corp (a)	2,114,100	9,218
Telefonica SA ADR	37,500	2,111
Verizon Communications Inc	1,042,395	31,626

		103,733

See accompanying notes

222

	Schedule of Investments
	LargeCap Value Fund III
	April 30, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 107,180
Unrealized Depreciation	(405,890)

Net Unrealized Appreciation (Depreciation)	(298,710)
Cost for federal income tax purposes	1,938,887
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.03%
Financial	19.88%
Energy	16.83%
Communications	13.85%
Consumer, Cyclical	8.30%
Industrial	7.56%
Utilities	4.66%
Technology	3.70%
Basic Materials	1.11%
Other Assets in Excess of Liabilities, Net	0.08%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.12%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	311	$ 63,334	$ 67,643	$ 4,309
All dollar amounts are shown in thousands (000's)

See accompanying notes

223

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.24%)			COMMON STOCKS (continued)
Advertising Sales (0.50%)			Diversified Operations (1.20%)
Lamar Advertising Co (a)	166,612 $	2,816	Onex Corp (a)	413,768$	6,678

Aerospace & Defense Equipment (1.76%)			E-Commerce - Services (0.33%)
Alliant Techsystems Inc (a)	123,293	9,820	Liberty Media Corp - Interactive (a)	343,200	1,819

Applications Software (1.98%)			Electric - Generation (0.91%)
Intuit Inc (a)	127,880	2,958	AES Corp/The	721,241	5,099
Microsoft Corp	398,456	8,073

		11,031	Electric - Integrated (4.52%)

			Allegheny Energy Inc	282,785	7,330
Broadcasting Services & Programming (5.54%)
			Ameren Corp	129,018	2,970
Discovery Communications Inc - A Shares (a)	423,941	8,051
			Constellation Energy Group Inc	490,746	11,817
Discovery Communications Inc - C Shares (a)	424,137	7,431
			SCANA Corp	101,992	3,082

Liberty Global Inc - A Shares (a)	265,070	4,371
					25,199

Liberty Global Inc - B Shares (a)	338,909	5,544
Liberty Media Corp - Capital Series A (a)	471,929	5,522	Electric - Transmission (0.07%)

		30,919	Brookfield Infrastructure Partners LP	27,148	371

Building & Construction Products -			Electronic Components - Miscellaneous (0.96%)
Miscellaneous (0.01%)			Gentex Corp	398,536	5,328
USG Corp (a)	2,749	41

			Electronic Components - Semiconductors (0.05%)
Cable/Satellite TV (1.54%)
			Microchip Technology Inc	12,842	295
DISH Network Corp (a)	648,958	8,599

			Energy - Alternate Sources (2.10%)
Casino Services (0.03%)
			Covanta Holding Corp (a)	828,756	11,694
International Game Technology	15,277	189

			Food - Wholesale & Distribution (1.38%)
Commercial Services (3.23%)
			Sysco Corp	330,838	7,718
Iron Mountain Inc (a)	631,717	17,998

			Forestry (0.65%)
Commercial Services - Finance (2.55%)
			Weyerhaeuser Co	102,547	3,616
Automatic Data Processing Inc	57,164	2,012

Lender Processing Services Inc	156,889	4,496	Gas - Distribution (0.64%)
Paychex Inc	33,268	899	National Fuel Gas Co	108,574	3,551
Western Union Co/The	407,255	6,822

		14,229	Gold Mining (4.23%)

			Franco-Nevada Corp	369,528	7,863
Consulting Services (2.05%)
SAIC Inc (a)	633,324	11,463	Newmont Mining Corp	391,734	15,763

					23,626

Data Processing & Management (1.55%)			Independent Power Producer (1.06%)
Broadridge Financial Solutions Inc	149,058	2,884	Calpine Corp (a)	726,710	5,894
Fidelity National Information Services Inc	322,031	5,748

		8,632	Insurance Brokers (2.67%)

			Aon Corp	122,391	5,165
Dental Supplies & Equipment (0.85%)
DENTSPLY International Inc	164,991	4,722	Brown & Brown Inc	288,619	5,616
			Marsh & McLennan Cos Inc	193,835	4,088

Diversified Manufacturing Operations (0.64%)					14,869

Tyco International Ltd	150,941	3,586	Investment Companies (0.18%)
			RHJ International (a)	209,761	1,028

See accompanying notes

224

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services (0.53%)			Pipelines (continued)
Ameriprise Financial Inc	112,839 $	2,973	Williams Cos Inc	563,284 $	7,943

Legg Mason Inc	218	5			15,462

		2,978

			Property & Casualty Insurance (3.71%)
Linen Supply & Related Items (3.54%)			Fidelity National Financial Inc	16,591	301
Cintas Corp	770,730	19,777	Markel Corp (a)	34,734	9,969
			Mercury General Corp	216,505	7,313
Medical - Drugs (1.84%)			White Mountains Insurance Group Ltd	16,358	3,130

Valeant Pharmaceuticals International (a)	611,486	10,248			20,713

Medical - HMO (1.26%)			Real Estate Operator & Developer (1.61%)
Coventry Health Care Inc (a)	440,221	7,004	Brookfield Asset Management Inc	409,135	6,354
			Forest City Enterprises Inc	314,052	2,647

Medical - Outpatient & Home Medical Care (1.54%)					9,001

Lincare Holdings Inc (a)	355,815	8,586
			Reinsurance (2.13%)
			Everest Re Group Ltd	159,551	11,909
Medical Instruments (2.06%)
St Jude Medical Inc (a)	342,449	11,479
			Retail - Auto Parts (3.57%)
			O'Reilly Automotive Inc (a)	512,342	19,904
Medical Laboratory & Testing Service (2.83%)
Laboratory Corp of America Holdings (a)	246,117	15,788
			Retail - Automobile (0.08%)
			Copart Inc (a)	13,635	428
Medical Products (1.31%)
Covidien Ltd	222,069	7,324
			Retail - Major Department Store (0.20%)
			TJX Cos Inc	39,816	1,114
Motion Pictures & Services (0.20%)
Ascent Media Corp (a)	43,593	1,123
			Retail - Restaurants (0.05%)
			Yum! Brands Inc	7,763	259
Multi-Line Insurance (1.96%)
Loews Corp	439,085	10,929
			Satellite Telecommunications (0.60%)
			EchoStar Holding Corp (a)	211,928	3,353
Multimedia (2.87%)
Liberty Media Corp - Entertainment (a)	657,944	16,021
			Schools (1.74%)
			Washington Post Co/The	23,251	9,733
Oil - Field Services (0.37%)
Weatherford International Ltd (a)	124,192	2,065
			Telephone - Integrated (1.14%)
			Telephone & Data Systems Inc	246,558	6,371
Oil & Gas Drilling (1.25%)
Nabors Industries Ltd (a)	458,068	6,967
			Textile - Home Furnishings (0.36%)
			Mohawk Industries Inc (a)	43,012	2,035
Oil Company - Exploration & Production (9.02%)
Cimarex Energy Co	307,865	8,282
			Transport - Truck (0.17%)
Encore Acquisition Co (a)	430,404	12,563
			Heartland Express Inc	64,880	970
EOG Resources Inc	117,557	7,462
EQT CORP	271,792	9,140	Wireless Equipment (0.35%)
Newfield Exploration Co (a)	53,685	1,674	American Tower Corp (a)	61,335	1,948

Questar Corp	294,369	8,749	TOTAL COMMON STOCKS	$ 514,662

Rosetta Resources Inc (a)	283,500	1,999
XTO Energy Inc	13,682	474

		50,343

Pipelines (2.77%)
Spectra Energy Corp	518,570	7,519

See accompanying notes

225

Schedule of Investments MidCap Blend Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (7.72%)
Diversified Banking Institutions (7.72%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 14,360$	14,360
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	14,360	14,360
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $14,647,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	14,360	14,360

		43,080

TOTAL REPURCHASE AGREEMENTS	$ 43,080

Total Investments	$ 557,742
Other Assets in Excess of Liabilities, Net - 0.04%		198

TOTAL NET ASSETS - 100.00%	$ 557,940

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 36,398
Unrealized Depreciation		(192,868)

Net Unrealized Appreciation (Depreciation)		(156,470)
Cost for federal income tax purposes		714,212
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		22.63%
Financial		20.52%
Energy		15.51%
Communications		12.88%
Consumer, Cyclical		8.03%
Utilities		7.19%
Basic Materials		4.88%
Technology		3.58%
Industrial		3.54%
Diversified		1.20%
Other Assets in Excess of Liabilities, Net		0.04%

TOTAL NET ASSETS		100.00%

See accompanying notes

226

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.22%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.23%)			Chemicals - Plastics (0.21%)
Goodrich Corp	40,950 $	1,813	Schulman A Inc	104,385 $	1,638

Agricultural Chemicals (0.75%)			Chemicals - Specialty (0.89%)
CF Industries Holdings Inc	81,782	5,892	Ecolab Inc	135,750	5,233
			Sigma-Aldrich Corp	16,567	726
Airlines (0.35%)			Terra Industries Inc	37,823	1,003

Continental Airlines Inc (a)	260,450	2,740			6,962

Apparel Manufacturers (1.23%)			Coal (0.60%)
Coach Inc	302,121	7,402	Consol Energy Inc	149,290	4,670
Polo Ralph Lauren Corp	29,401	1,583
			Coatings & Paint (0.11%)
VF Corp	10,610	629

			Sherwin-Williams Co/The	15,318	868
		9,614

Applications Software (1.18%)			Commercial Services (0.69%)
Check Point Software Technologies Ltd (a)	159,710	3,701	Alliance Data Systems Corp (a)	20,123	843
Salesforce.com Inc (a)	129,605	5,548	Quanta Services Inc (a)	149,810	3,405

		9,249	Weight Watchers International Inc	44,890	1,117

					5,365

Beverages - Non-Alcoholic (1.01%)
Coca-Cola Enterprises Inc	114,216	1,948	Commercial Services - Finance (1.77%)
Hansen Natural Corp (a)	145,823	5,944	Equifax Inc	85,810	2,502

		7,892	H&R Block Inc	133,068	2,015

			Paychex Inc	248,170	6,703
Beverages - Wine & Spirits (0.11%)
Brown-Forman Corp	18,847	876	Total System Services Inc	97,188	1,212
			Western Union Co/The	83,121	1,392

Building - Residential & Commercial (1.71%)					13,824

NVR Inc (a)	2,097	1,060	Computer Aided Design (0.14%)
Pulte Homes Inc	598,910	6,894	ANSYS Inc (a)	38,998	1,077
Toll Brothers Inc (a)	266,900	5,407

		13,361	Computer Services (0.15%)

			Cognizant Technology Solutions Corp (a)	46,300	1,148
Building Products - Cement & Aggregate (0.53%)
Martin Marietta Materials Inc	49,460	4,156
			Computer Software (0.74%)
			Metavante Technologies Inc (a)	100,000	2,359
Cable/Satellite TV (0.46%)
Cablevision Systems Corp	130,010	2,231	Omniture Inc (a)	275,577	3,395

DISH Network Corp (a)	104,525	1,385			5,754

		3,616	Computers - Integrated Systems (0.26%)

			NCR Corp (a)	103,197	1,048
Casino Hotels (1.01%)
Wynn Resorts Ltd (a)	200,430	7,863	Teradata Corp (a)	59,580	996

					2,044

Cellular Telecommunications (1.24%)			Computers - Memory Devices (1.49%)
MetroPCS Communications Inc (a)	382,560	6,538	NetApp Inc (a)	490,225	8,971
Millicom International Cellular SA	56,830	2,754	Western Digital Corp (a)	113,068	2,659

NII Holdings Inc (a)	25,890	418			11,630

		9,710

			Computers - Peripheral Equipment (0.15%)
Chemicals - Diversified (0.11%)			Lexmark International Inc (a)	59,500	1,167
FMC Corp	17,044	831
			Consulting Services (0.52%)
			SAIC Inc (a)	113,253	2,050

See accompanying notes

227

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consulting Services (continued)			Electronic Components - Semiconductors
Watson Wyatt Worldwide Inc	38,171 $	2,025	(continued)

			Intersil Corp	59,092 $	686
		4,075

			MEMC Electronic Materials Inc (a)	40,493	656
Consumer Products - Miscellaneous (0.55%)			Microchip Technology Inc	71,774	1,651
Clorox Co	76,370	4,281	Micron Technology Inc (a)	897,410	4,379
			National Semiconductor Corp	46,584	576
Cosmetics & Toiletries (0.88%)
			Nvidia Corp (a)	115,955	1,331
Alberto-Culver Co	206,000	4,592
			PMC - Sierra Inc (a)	723,160	5,727

Avon Products Inc	100,400	2,285

					33,364

		6,877

			Electronic Forms (0.70%)
Data Processing & Management (0.26%)
			Adobe Systems Inc (a)	199,610	5,459
Broadridge Financial Solutions Inc	22,500	436
Dun & Bradstreet Corp	20,052	1,632

			Electronic Measurement Instruments (0.26%)
		2,068	Agilent Technologies Inc (a)	78,975	1,442

Dental Supplies & Equipment (0.10%)			Trimble Navigation Ltd (a)	28,555	612

Patterson Cos Inc (a)	39,398	806			2,054

			Electronic Parts Distribution (0.10%)
Dialysis Centers (0.54%)
			Arrow Electronics Inc (a)	34,424	783
DaVita Inc (a)	90,970	4,218
			Electronics - Military (0.24%)
Distribution & Wholesale (0.52%)
			L-3 Communications Holdings Inc	24,822	1,890
Fastenal Co	106,550	4,087
			Energy - Alternate Sources (0.68%)
Diversified Manufacturing Operations (2.16%)
			Covanta Holding Corp (a)	116,320	1,641
Brink's Co/The	61,399	1,741
			First Solar Inc (a)	19,770	3,703

Cooper Industries Ltd	20,205	662
					5,344

ESCO Technologies Inc (a)	95,160	3,957
Harsco Corp	32,434	893	Engineering - Research & Development Services (1.37%)
ITT Corp	34,786	1,426	EMCOR Group Inc (a)	119,200	2,478
Parker Hannifin Corp	163,388	7,410	Fluor Corp	63,680	2,412
SPX Corp	17,063	788	Jacobs Engineering Group Inc (a)	151,930	5,779

		16,877			10,669

E-Commerce - Services (0.62%)			Engines - Internal Combustion (0.99%)
Priceline.com Inc (a)	50,278	4,881	Cummins Inc	228,350	7,764

Electric - Integrated (1.15%)			Enterprise Software & Services (1.22%)
Alliant Energy Corp	24,760	554	BMC Software Inc (a)	170,586	5,914
Edison International	62,081	1,770	CA Inc	95,219	1,643
PPL Corp	222,780	6,663	Sybase Inc (a)	58,923	2,001

		8,987			9,558

Electric Products - Miscellaneous (0.66%)			Entertainment Software (0.75%)
AMETEK Inc	80,100	2,580	Activision Blizzard Inc (a)	545,708	5,877
Molex Inc	153,846	2,565

		5,145	Fiduciary Banks (1.01%)

			Northern Trust Corp	144,960	7,880
Electronic Components - Miscellaneous (0.17%)
Garmin Ltd	54,280	1,367	Finance - Investment Banker & Broker (0.72%)
			Greenhill & Co Inc	11,312	877
Electronic Components - Semiconductors (4.27%)			Lazard Ltd	50,893	1,389
Altera Corp	475,080	7,749
Broadcom Corp (a)	457,462	10,609

See accompanying notes

228

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Internet Security (1.98%)
(continued)			McAfee Inc (a)	307,730 $	11,552
TD Ameritrade Holding Corp (a)	210,030 $	3,342

			VeriSign Inc (a)	189,780	3,906

		5,608

					15,458

Finance - Other Services (1.09%)
			Investment Management & Advisory Services (1.98%)
IntercontinentalExchange Inc (a)	96,980	8,495
			BlackRock Inc	21,230	3,111
			Eaton Vance Corp	50,900	1,393
Food - Miscellaneous/Diversified (0.14%)
			Federated Investors Inc	51,511	1,178
ConAgra Foods Inc	61,190	1,083
			T Rowe Price Group Inc	225,290	8,678
Food - Retail (0.96%)			Waddell & Reed Financial Inc	49,432	1,108

Whole Foods Market Inc	361,836	7,501			15,468

			Leisure & Recreation Products (1.00%)
Footwear & Related Apparel (0.62%)
			WMS Industries Inc (a)	242,490	7,786
Deckers Outdoor Corp (a)	86,410	4,884
			Life & Health Insurance (0.42%)
Gas - Distribution (0.54%)
			Aflac Inc	114,511	3,308
Laclede Group Inc/The	29,853	1,036
Sempra Energy	68,715	3,162	Machinery - Farm (0.04%)

		4,198	AGCO Corp (a)	14,288	347

Hazardous Waste Disposal (0.51%)
Stericycle Inc (a)	85,297	4,016	Machinery - Pumps (0.14%)
			Flowserve Corp	16,194	1,100
Hospital Beds & Equipment (0.07%)
Kinetic Concepts Inc (a)	23,034	570	Medical - Biomedical/Gene (3.08%)
			Alexion Pharmaceuticals Inc (a)	189,900	6,347
Hotels & Motels (1.40%)			Illumina Inc (a)	203,980	7,619
Choice Hotels International Inc	74,467	2,229	Life Technologies Corp (a)	65,504	2,443
Starwood Hotels & Resorts Worldwide Inc	419,290	8,746	Myriad Genetics Inc (a)	91,964	3,567

		10,975	United Therapeutics Corp (a)	65,721	4,128

					24,104

Human Resources (0.78%)
Robert Half International Inc	253,165	6,081	Medical - Drugs (1.64%)
			Allergan Inc/United States	188,925	8,815
Industrial Audio & Video Products (0.21%)			Endo Pharmaceuticals Holdings Inc (a)	90,909	1,504
Dolby Laboratories Inc (a)	41,213	1,654	Forest Laboratories Inc (a)	97,036	2,105
			King Pharmaceuticals Inc (a)	45,964	362

Industrial Gases (0.78%)
					12,786

Airgas Inc	141,136	6,086
			Medical - HMO (0.65%)
Instruments - Controls (0.10%)			CIGNA Corp	111,801	2,203
Mettler-Toledo International Inc (a)	13,063	805	Coventry Health Care Inc (a)	51,904	826
			Health Net Inc (a)	17,504	253
Instruments - Scientific (0.20%)			Humana Inc (a)	62,460	1,798

Waters Corp (a)	35,618	1,573			5,080

Insurance Brokers (0.48%)			Medical - Wholesale Drug Distribution (0.45%)
Aon Corp	89,280	3,768	AmerisourceBergen Corp	105,040	3,534

Internet Infrastructure Software (1.43%)			Medical Instruments (1.28%)
Akamai Technologies Inc (a)	55,364	1,219	Intuitive Surgical Inc (a)	6,546	941
F5 Networks Inc (a)	364,661	9,944	St Jude Medical Inc (a)	269,552	9,035

		11,163			9,976

See accompanying notes

229

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.20%)			Oil Refining & Marketing (continued)
Laboratory Corp of America Holdings (a)	24,387 $	1,564	Sunoco Inc	42,574 $	1,129
			Valero Energy Corp	99,200	1,968

Medical Products (0.21%)					3,447

Henry Schein Inc (a)	39,416	1,618
			Pharmacy Services (1.85%)
Metal - Aluminum (0.36%)			Express Scripts Inc (a)	186,476	11,929
Alcoa Inc	307,170	2,786	Omnicare Inc	98,440	2,531

					14,460

Metal - Iron (0.04%)
			Printing - Commercial (0.34%)
Cliffs Natural Resources Inc	14,833	342
			VistaPrint Ltd (a)	76,675	2,634
Metal Processors & Fabrication (1.27%)
			Quarrying (0.09%)
Precision Castparts Corp	116,756	8,740
			Compass Minerals International Inc	15,041	725
Timken Co	73,668	1,185

		9,925	Racetracks (0.42%)

Networking Products (1.76%)			Penn National Gaming Inc (a)	95,720	3,256
Atheros Communications Inc (a)	351,400	6,051
			Recreational Vehicles (0.08%)
Juniper Networks Inc (a)	356,160	7,711

			Polaris Industries Inc	19,253	644
		13,762

Office Automation & Equipment (0.06%)			REITS - Diversified (0.47%)
Xerox Corp	81,221	496	Digital Realty Trust Inc	101,390	3,651

Oil - Field Services (1.45%)			REITS - Office Property (0.08%)
Weatherford International Ltd (a)	680,990	11,325	Boston Properties Inc	12,775	631

Oil & Gas Drilling (1.01%)			Rental - Auto & Equipment (0.09%)
ENSCO International Inc	60,402	1,708	Rent-A-Center Inc/TX (a)	37,907	730
Nabors Industries Ltd (a)	185,020	2,814
Noble Corp	78,543	2,147	Retail - Apparel & Shoe (3.90%)
Unit Corp (a)	45,010	1,228	Aeropostale Inc (a)	56,388	1,915

		7,897	Buckle Inc/The	37,732	1,410

			Gap Inc/The	66,511	1,034
Oil Company - Exploration & Production (3.85%)
			Guess? Inc	387,350	10,087
Cimarex Energy Co	67,230	1,809
			Nordstrom Inc	298,580	6,757
Nexen Inc	115,123	2,199
			Ross Stores Inc	52,741	2,001
Noble Energy Inc	37,625	2,135
			Urban Outfitters Inc (a)	373,130	7,272

PetroHawk Energy Corp (a)	233,440	5,509
					30,476

Questar Corp	117,250	3,485
Range Resources Corp	147,695	5,903	Retail - Auto Parts (0.49%)
Southwestern Energy Co (a)	252,339	9,049	AutoZone Inc (a)	23,212	3,862

		30,089

			Retail - Automobile (0.22%)
Oil Company - Integrated (0.33%)			Copart Inc (a)	54,128	1,699
Murphy Oil Corp	53,665	2,560
			Retail - Catalog Shopping (0.11%)
Oil Field Machinery & Equipment (0.94%)			MSC Industrial Direct Co	21,384	874
Cameron International Corp (a)	248,290	6,351
Dresser-Rand Group Inc (a)	39,750	979	Retail - Computer Equipment (0.47%)

		7,330	GameStop Corp (a)	121,490	3,664

Oil Refining & Marketing (0.44%)
Frontier Oil Corp	27,545	350

See accompanying notes

230

Schedule of Investments MidCap Growth Fund III

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Consumer Electronics (0.76%)			Telephone - Integrated (0.20%)
Best Buy Co Inc	154,200$	5,918	Windstream Corp	190,910 $	1,585

Retail - Discount (0.66%)			Therapeutics (0.21%)
BJ's Wholesale Club Inc (a)	33,040	1,102	Warner Chilcott Ltd (a)	165,216	1,617
Dollar Tree Inc (a)	31,598	1,338
Family Dollar Stores Inc	82,439	2,736	Tobacco (0.10%)

		5,176	Reynolds American Inc	20,741	788

Retail - Major Department Store (0.32%)			Toys (0.47%)
TJX Cos Inc	89,378	2,500	Hasbro Inc	84,290	2,247
			Marvel Entertainment Inc (a)	46,503	1,388

Retail - Office Supplies (0.01%)
					3,635

Staples Inc	3,800	78
			Transport - Marine (0.42%)
Retail - Regional Department Store (1.45%)			Kirby Corp (a)	51,519	1,590
Kohl's Corp (a)	249,170	11,300	Tidewater Inc	38,598	1,669

					3,259

Retail - Restaurants (2.56%)
			Transport - Services (1.01%)
Darden Restaurants Inc	187,600	6,935
			CH Robinson Worldwide Inc	127,620	6,785
Yum! Brands Inc	390,966	13,039

			Ryder System Inc	39,555	1,095

		19,974

					7,880

Schools (0.50%)
			Transport - Truck (0.26%)
Apollo Group Inc (a)	41,960	2,641
			Arkansas Best Corp	86,468	1,996
ITT Educational Services Inc (a)	12,432	1,253

		3,894

			Vitamins & Nutrition Products (0.09%)
Semiconductor Component - Integrated Circuits (0.61%)			Herbalife Ltd	36,735	728
Analog Devices Inc	55,715	1,186
Emulex Corp (a)	53,407	559	Web Portals (0.08%)
Integrated Device Technology Inc (a)	140,257	762	Sohu.com Inc (a)	11,714	611
Linear Technology Corp	105,534	2,298

			Wireless Equipment (1.14%)
		4,805

			American Tower Corp (a)	280,944	8,923

Semiconductor Equipment (3.22%)			TOTAL COMMON STOCKS	$ 744,256

ASML Holding NV	137,220	2,902
				Principal
Kla-Tencor Corp	275,540	7,643
				Amount	Value
Lam Research Corp (a)	250,320	6,979		(000's)	(000's)

Varian Semiconductor Equipment
			REPURCHASE AGREEMENTS (3.47%)
Associates Inc (a)	297,726	7,619

			Diversified Banking Institutions (3.47%)
		25,143

			Investment in Joint Trading Account; Bank
Steel - Producers (0.85%)			of America Repurchase Agreement; 0.15%
Nucor Corp	20,488	834	dated 04/30/09 maturing 05/01/09
Steel Dynamics Inc	395,951	4,929	(collateralized by Sovereign Agency
			Issues; $9,223,000; 0.00% - 5.87%; dated
United States Steel Corp	33,740	896	09/11/09 - 01/22/37)	$ 9,042$	9,042

		6,659	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
Steel - Specialty (0.12%)
			0.15% dated 04/30/09 maturing 05/01/09
Allegheny Technologies Inc	28,741	941	(collateralized by Sovereign Agency
			Issues; $9,223,000; 0.93% - 5.00%; dated
Telecommunication Services (0.12%)			03/30/10 - 01/08/14)	9,042	9,042
NeuStar Inc (a)	48,472	921

See accompanying notes

231

Schedule of Investments MidCap Growth Fund III April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $9,223,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	$ 9,042$	9,042

		27,126

TOTAL REPURCHASE AGREEMENTS	$ 27,126

Total Investments	$ 771,382
Other Assets in Excess of Liabilities, Net - 1.31%		10,276

TOTAL NET ASSETS - 100.00%	$ 781,658

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 81,903
Unrealized Depreciation		(141,256)

Net Unrealized Appreciation (Depreciation)		(59,353)
Cost for federal income tax purposes		830,735
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Cyclical		19.75%
Consumer, Non-cyclical		18.80%
Technology		15.20%
Industrial		10.88%
Financial		9.71%
Energy		9.30%
Communications		9.04%
Basic Materials		4.32%
Utilities		1.69%
Other Assets in Excess of Liabilities, Net		1.31%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		3.85%

See accompanying notes

232

Schedule of Investments
MidCap Growth Fund III
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; June 2009	Buy	538	$ 27,243	$ 30,128	$ 2,885
All dollar amounts are shown in thousands (000's)

See accompanying notes

233

Schedule of Investments MidCap Stock Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.75%)			COMMON STOCKS (continued)
Aerospace & Defense (1.87%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	533,800 $	6,806	Wisconsin Energy Corp	241,000 $	9,630

					28,374

Airlines (1.91%)
			Electronic Components - Semiconductors (3.07%)
AMR Corp (a)	528,400	2,515
			Microchip Technology Inc	485,000	11,155
Continental Airlines Inc (a)	420,800	4,427

		6,942

			Electronic Parts Distribution (2.95%)
Auto - Medium & Heavy Duty Trucks (1.91%)			Arrow Electronics Inc (a)	471,100	10,713
Paccar Inc	195,500	6,928
			Engineering - Research & Development Services (1.66%)
Auto/Truck Parts & Equipment - Original (2.53%)			Jacobs Engineering Group Inc (a)	158,600	6,033
Magna International Inc	270,600	9,190
			Enterprise Software & Services (2.75%)
Chemicals - Specialty (3.28%)			BMC Software Inc (a)	288,433	10,000
Cabot Corp	311,600	4,549
Lubrizol Corp	170,500	7,369	Food - Dairy Products (0.75%)

		11,918	Dean Foods Co (a)	132,205	2,737

Coatings & Paint (2.51%)			Machinery Tools & Related Products (3.51%)
Valspar Corp	380,500	9,132	Lincoln Electric Holdings Inc	286,700	12,767

Commercial Banks (2.40%)			Medical - Generic Drugs (0.28%)
Cullen/Frost Bankers Inc	13,779	649	Mylan Inc/PA (a)	77,925	1,032
TCF Financial Corp	579,674	8,063

		8,712	Medical - Hospitals (3.11%)

			Universal Health Services Inc	224,100	11,295
Commercial Services (2.38%)
Weight Watchers International Inc	346,900	8,631
			Medical - Wholesale Drug Distribution (0.51%)
			AmerisourceBergen Corp	55,300	1,860
Commercial Services - Finance (2.47%)
Lender Processing Services Inc	313,626	8,989
			Medical Information Systems (1.91%)
			IMS Health Inc	551,982	6,933
Computers - Integrated Systems (0.71%)
Diebold Inc	97,400	2,574
			Medical Instruments (2.19%)
			Edwards Lifesciences Corp (a)	125,600	7,961
Computers - Memory Devices (1.85%)
NetApp Inc (a)	367,900	6,733
			Medical Laboratory & Testing Service (2.13%)
			Covance Inc (a)	197,100	7,742
Cosmetics & Toiletries (2.38%)
Estee Lauder Cos Inc/The	288,800	8,635
			Multi-Line Insurance (2.61%)
			HCC Insurance Holdings Inc	395,797	9,467
Data Processing & Management (1.93%)
Fidelity National Information Services Inc	393,723	7,028
			Non-Hazardous Waste Disposal (2.28%)
			Republic Services Inc	393,900	8,272
Diversified Manufacturing Operations (2.45%)
Teleflex Inc	207,015	8,897
			Oil & Gas Drilling (1.84%)
			Nabors Industries Ltd (a)	440,158	6,695
E-Commerce - Services (0.20%)
NetFlix Inc (a)	15,800	716
			Oil Company - Exploration & Production (1.54%)
			Cimarex Energy Co	208,300	5,603
Electric - Integrated (7.81%)
DTE Energy Co	307,600	9,096
			Oil Refining & Marketing (1.53%)
Northeast Utilities	459,000	9,648	Frontier Oil Corp	437,509	5,561

See accompanying notes

234

Schedule of Investments MidCap Stock Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (3.12%)			Diversified Banking Institutions (continued)
Fidelity National Financial Inc	626,138 $	11,352	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Reinsurance (1.37%)			0.12% dated 04/30/09 maturing 05/01/09
Max Capital Group Ltd	300,928	4,980	(collateralized by Sovereign Agency
			Issues; $3,976,000; 1.00% - 7.125%; dated
			05/04/09 - 02/15/30)	$ 3,899$	3,899

REITS - Office Property (2.00%)
					11,695
Alexandria Real Estate Equities Inc	199,700	7,285

			TOTAL REPURCHASE AGREEMENTS	$ 11,695

REITS - Shopping Centers (1.57%)			Total Investments	$ 363,313
Tanger Factory Outlet Centers	171,100	5,701
			Other Assets in Excess of Liabilities, Net - 0.03%		110

Rental - Auto & Equipment (1.27%)			TOTAL NET ASSETS - 100.00%	$ 363,423

Aaron's Inc	137,435	4,612

			(a) Non-Income Producing Security
Retail - Apparel & Shoe (1.98%)
J Crew Group Inc (a)	88,000	1,514
			Unrealized Appreciation (Depreciation)
Nordstrom Inc	251,770	5,698

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		7,212	of investments held by the fund as of the period end were as follows:

Retail - Jewelry (3.34%)
Tiffany & Co	419,300	12,135	Unrealized Appreciation	$ 61,030
			Unrealized Depreciation		(68,561)

Retail - Restaurants (1.48%)			Net Unrealized Appreciation (Depreciation)		(7,531)
Chipotle Mexican Grill Inc (a)	66,300	5,376	Cost for federal income tax purposes		370,844
			All dollar amounts are shown in thousands (000's)
Savings & Loans - Thrifts (2.10%)
Washington Federal Inc	586,750	7,616	Portfolio Summary (unaudited)

			Sector		Percent

Toys (2.83%)
			Financial		18.38%
Mattel Inc	688,500	10,300	Consumer, Non-cyclical		17.47%
			Industrial		17.20%
Transport - Marine (2.48%)			Consumer, Cyclical		15.98%
Tidewater Inc	208,500	9,018	Technology		12.22%

			Utilities		7.81%
TOTAL COMMON STOCKS	$ 351,618		Basic Materials		5.79%

	Principal		Energy		4.92%
			Communications		0.20%
	Amount	Value	Other Assets in Excess of Liabilities, Net		0.03%

	(000's)	(000's)

			TOTAL NET ASSETS		100.00%

REPURCHASE AGREEMENTS (3.22%)
Diversified Banking Institutions (3.22%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,976,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 3,898$	3,898
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,976,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	3,898	3,898

See accompanying notes

235

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.71%)			COMMON STOCKS (continued)
Aerospace & Defense (0.02%)			Building - Residential & Commercial (1.07%)
Spirit Aerosystems Holdings Inc (a)	9,853 $	126	DR Horton Inc	86,511 $	1,129
			MDC Holdings Inc	48,100	1,644
Aerospace & Defense Equipment (0.38%)			NVR Inc (a)	8,646	4,370
Alliant Techsystems Inc (a)	34,158	2,721	Pulte Homes Inc	38,841	447

					7,590

Agricultural Operations (0.18%)
Bunge Ltd	26,945	1,294	Building Products - Air & Heating (0.23%)
			Lennox International Inc	51,188	1,632
Airlines (0.38%)
Delta Air Lines Inc (a)	249,694	1,541	Cable/Satellite TV (0.87%)
Southwest Airlines Co	164,698	1,149	Cablevision Systems Corp	45,550	782

		2,690	DISH Network Corp (a)	408,791	5,416

					6,198

Apparel Manufacturers (0.24%)
Hanesbrands Inc (a)	55,587	915	Cellular Telecommunications (0.07%)
VF Corp	13,524	802	Leap Wireless International Inc (a)	13,101	473

		1,717

			Chemicals - Diversified (0.90%)
Appliances (0.03%)			Celanese Corp	201,440	4,198
Whirlpool Corp	4,524	204	Dow Chemical Co/The	23,262	372
			FMC Corp	24,711	1,204
Applications Software (0.03%)
			PPG Industries Inc	14,087	621

Compuware Corp (a)	28,600	214
					6,395

Athletic Footwear (0.49%)			Chemicals - Specialty (0.79%)
NIKE Inc	66,030	3,465	Cabot Corp	10,800	157
			Cytec Industries Inc	37,606	747
Auto - Car & Light Trucks (0.80%)			Eastman Chemical Co	11,689	464
Ford Motor Co (a)	934,517	5,588
			International Flavors & Fragrances Inc	27,850	869
General Motors Corp	70,614	136

			Lubrizol Corp	6,060	262
		5,724	Sigma-Aldrich Corp	16,747	734

Auto/Truck Parts & Equipment - Original (0.38%)			Terra Industries Inc	89,580	2,374

Johnson Controls Inc	140,775	2,676			5,607

			Coal (0.03%)
Batteries & Battery Systems (0.16%)
			Walter Energy Inc	10,600	242
Energizer Holdings Inc (a)	19,387	1,111
			Coatings & Paint (0.23%)
Beverages - Non-Alcoholic (0.63%)
			Sherwin-Williams Co/The	3,835	217
Coca-Cola Enterprises Inc	162,276	2,768
			Valspar Corp	58,725	1,410

Dr Pepper Snapple Group Inc (a)	43,002	891
					1,627

Hansen Natural Corp (a)	9,041	369
PepsiAmericas Inc	18,279	449	Commercial Banks (1.76%)

		4,477	Associated Banc-Corp	65,295	1,010

			Bancorpsouth Inc	23,402	544
Beverages - Wine & Spirits (0.10%)
			Bank of Hawaii Corp	33,762	1,186
Constellation Brands Inc (a)	59,487	689
			City National Corp/CA	24,536	898
Brewery (0.10%)			Commerce Bancshares Inc	99,559	3,295
Molson Coors Brewing Co	18,319	701	Cullen/Frost Bankers Inc	22,989	1,083
			First Horizon National Corp	76,183	877
Broadcasting Services & Programming (0.10%)			M&T Bank Corp	22,337	1,172
Scripps Networks Interactive	26,216	719	Regions Financial Corp	168,218	755
			Synovus Financial Corp	332,760	1,075

See accompanying notes

236

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Cruise Lines (0.12%)
Whitney Holding Corp/LA	53,717 $	643	Royal Caribbean Cruises Ltd	57,188 $	842

		12,538

			Data Processing & Management (0.14%)
Commercial Services (0.76%)
			Dun & Bradstreet Corp	10,310	839
Iron Mountain Inc (a)	190,721	5,434
			Fidelity National Information Services Inc	9,021	161

					1,000

Commercial Services - Finance (1.09%)
H&R Block Inc	400,836	6,069	Dental Supplies & Equipment (0.19%)
Lender Processing Services Inc	5,620	161	DENTSPLY International Inc	33,021	945
Moody's Corp	38,832	1,146	Patterson Cos Inc (a)	21,441	439

Morningstar Inc (a)	9,565	379			1,384

		7,755

			Diagnostic Equipment (0.08%)
Computer Aided Design (0.03%)			Gen-Probe Inc (a)	11,992	578
ANSYS Inc (a)	7,328	202
			Diagnostic Kits (0.13%)
Computer Services (0.50%)			Idexx Laboratories Inc (a)	23,786	935
Affiliated Computer Services Inc (a)	61,454	2,973
Computer Sciences Corp (a)	7,635	282	Dialysis Centers (0.08%)
DST Systems Inc (a)	8,346	302	DaVita Inc (a)	12,038	558

		3,557

			Distribution & Wholesale (0.45%)
Computers (0.04%)			Fastenal Co	27,373	1,050
Sun Microsystems Inc (a)	35,149	322	Ingram Micro Inc (a)	72,348	1,050
			Tech Data Corp (a)	38,095	1,097

Computers - Integrated Systems (0.14%)
					3,197

NCR Corp (a)	16,500	168
Teradata Corp (a)	50,204	839	Diversified Manufacturing Operations (1.55%)

		1,007	3M Co	10,065	580

			Brink's Co/The	8,910	252
Computers - Memory Devices (0.15%)
			Carlisle Cos Inc	26,589	605
SanDisk Corp (a)	68,978	1,084
			Cooper Industries Ltd	95,156	3,120
			Crane Co	16,700	386
Computers - Peripheral Equipment (0.15%)
Lexmark International Inc (a)	53,289	1,046	Eaton Corp	41,218	1,805
			Ingersoll-Rand Co Ltd	38,764	844
Consulting Services (0.03%)			ITT Corp	5,997	246
Genpact Ltd (a)	22,044	197	Leggett & Platt Inc	41,774	600
			Parker Hannifin Corp	56,744	2,573

Consumer Products - Miscellaneous (1.58%)					11,011

Clorox Co	103,951	5,827
			E-Commerce - Services (0.29%)
Fortune Brands Inc	137,321	5,398

			Expedia Inc (a)	70,507	959
		11,225

			IAC/InterActiveCorp (a)	45,247	725
Containers - Paper & Plastic (0.65%)			Liberty Media Corp - Interactive (a)	71,100	377

Bemis Co Inc	37,695	906			2,061

Packaging Corp of America	19,493	309
			Electric - Integrated (12.02%)
Pactiv Corp (a)	108,063	2,362
			Alliant Energy Corp	40,426	904
Sonoco Products Co	20,308	496
			American Electric Power Co Inc	382,959	10,102
Temple-Inland Inc	44,439	531

			CMS Energy Corp	211,038	2,537
		4,604

			Consolidated Edison Inc	89,980	3,341
Cosmetics & Toiletries (0.14%)			Constellation Energy Group Inc	122,287	2,945
Avon Products Inc	42,751	973	DPL Inc	345,454	7,748
			Duke Energy Corp	237,499	3,280

See accompanying notes

237

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronics - Military (0.15%)
Edison International	229,750 $	6,550	L-3 Communications Holdings Inc	13,980 $	1,065
Entergy Corp	147,380	9,546
Exelon Corp	19,081	880	Enterprise Software & Services (0.62%)
FirstEnergy Corp	115,602	4,728	CA Inc	255,150	4,401
FPL Group Inc	65,307	3,513
			Entertainment Software (1.00%)
Great Plains Energy Inc	101,482	1,468
			Activision Blizzard Inc (a)	662,396	7,134
Hawaiian Electric Industries Inc	73,917	1,149
Integrys Energy Group Inc	6,700	177	Fiduciary Banks (0.64%)
MDU Resources Group Inc	79,106	1,390	Northern Trust Corp	58,601	3,185
NSTAR	17,192	540	State Street Corp	12,886	440
NV Energy Inc	15,532	159	Wilmington Trust Corp	65,029	944

OGE Energy Corp	50,313	1,294			4,569

PG&E Corp	134,794	5,004
			Finance - Auto Loans (0.10%)
Pinnacle West Capital Corp	50,826	1,392
			AmeriCredit Corp (a)	67,039	682
PPL Corp	348,713	10,430
Progress Energy Inc	46,757	1,595	Finance - Consumer Loans (0.20%)
Public Service Enterprise Group Inc	31,396	937	SLM Corp (a)	296,532	1,432
SCANA Corp	30,861	933
TECO Energy Inc	57,573	610	Finance - Credit Card (0.29%)
Wisconsin Energy Corp	19,931	796	Discover Financial Services	255,209	2,075
Xcel Energy Inc	92,979	1,714

		85,662	Finance - Investment Banker & Broker (0.37%)

			Jefferies Group Inc	64,710	1,266
Electronic Components - Miscellaneous (0.19%)
			Lazard Ltd	41,482	1,133
Jabil Circuit Inc	163,148	1,321
			Raymond James Financial Inc	16,950	266

Electronic Components - Semiconductors (0.34%)					2,665

Altera Corp	33,980	554	Finance - Other Services (0.42%)
Broadcom Corp (a)	21,011	487	CME Group Inc	1,216	269
International Rectifier Corp (a)	11,398	192	NASDAQ OMX Group Inc/The (a)	140,543	2,703

Micron Technology Inc (a)	124,689	609			2,972

National Semiconductor Corp	30,656	379
			Food - Canned (0.09%)
QLogic Corp (a)	15,219	216	Del Monte Foods Co	82,686	624

		2,437

Electronic Connectors (0.85%)			Food - Confectionery (0.34%)
Amphenol Corp	174,856	5,917	JM Smucker Co/The	62,188	2,450
Thomas & Betts Corp (a)	5,320	166

			Food - Dairy Products (0.28%)
		6,083

			Dean Foods Co (a)	94,887	1,964
Electronic Design Automation (0.15%)
Synopsys Inc (a)	50,166	1,093	Food - Meat Products (0.28%)
			Hormel Foods Corp	31,564	987
Electronic Measurement Instruments (0.17%)			Tyson Foods Inc	93,612	987

FLIR Systems Inc (a)	25,582	567			1,974

Trimble Navigation Ltd (a)	28,778	617

			Food - Miscellaneous/Diversified (1.80%)
		1,184

			Campbell Soup Co	103,666	2,666
Electronic Parts Distribution (0.19%)			ConAgra Foods Inc	273,188	4,835
Arrow Electronics Inc (a)	35,023	797	Corn Products International Inc	21,920	524
Avnet Inc (a)	26,969	590	General Mills Inc	6,713	340

		1,387	HJ Heinz Co	53,220	1,832

See accompanying notes

238

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Industrial Audio & Video Products (0.05%)
Kellogg Co	34,379 $	1,448	Dolby Laboratories Inc (a)	8,547 $	343
Kraft Foods Inc	8,577	201
McCormick & Co Inc/MD	18,142	534	Industrial Automation & Robots (0.20%)
Sara Lee Corp	56,961	474	Rockwell Automation Inc/DE	45,900	1,450

		12,854

			Industrial Gases (1.01%)
Food - Retail (0.47%)			Air Products & Chemicals Inc	65,037	4,286
Kroger Co/The	75,373	1,630	Airgas Inc	67,095	2,893

Safeway Inc	53,884	1,064			7,179

SUPERVALU Inc	39,827	651

			Instruments - Scientific (0.12%)
		3,345

			PerkinElmer Inc	59,141	862
Forestry (0.47%)
Plum Creek Timber Co Inc	48,829	1,685	Insurance Brokers (1.81%)
Weyerhaeuser Co	47,578	1,678	Brown & Brown Inc	38,680	753

		3,363	Marsh & McLennan Cos Inc	308,007	6,496

			Willis Group Holdings Ltd	205,892	5,664

Funeral Services & Related Items (0.07%)
					12,913

Hillenbrand Inc	26,641	484
			Internet Security (0.08%)
Gas - Distribution (1.18%)			Symantec Corp (a)	34,865	601
AGL Resources Inc	19,361	603
Energen Corp	31,478	1,137	Investment Management & Advisory Services (1.89%)
National Fuel Gas Co	65,596	2,146	Ameriprise Financial Inc	46,300	1,220
NiSource Inc	33,414	367	Franklin Resources Inc	51,208	3,097
Sempra Energy	65,513	3,015	Invesco Ltd	508,765	7,489
Southern Union Co	61,513	979	Janus Capital Group Inc	83,325	836
Vectren Corp	7,702	171	Legg Mason Inc	20,833	418

		8,418	Waddell & Reed Financial Inc	17,367	389

					13,449

Hazardous Waste Disposal (0.08%)
Stericycle Inc (a)	12,444	586	Life & Health Insurance (1.98%)
			Aflac Inc	13,401	387
Home Decoration Products (0.45%)			Lincoln National Corp	163,414	1,837
Newell Rubbermaid Inc	304,036	3,177	Protective Life Corp	245,457	2,104
			Prudential Financial Inc	67,870	1,960
Hospital Beds & Equipment (0.52%)
			StanCorp Financial Group Inc	44,059	1,208
Hill-Rom Holdings Inc	34,006	442
			Torchmark Corp	85,977	2,522
Kinetic Concepts Inc (a)	132,194	3,273

			Unum Group	250,167	4,088

		3,715

					14,106

Hotels & Motels (0.14%)
			Linen Supply & Related Items (0.06%)
Starwood Hotels & Resorts Worldwide Inc	46,640	973
			Cintas Corp	18,054	463
Human Resources (0.45%)
			Machinery - Construction & Mining (0.03%)
Hewitt Associates Inc (a)	57,180	1,793
			Terex Corp (a)	16,400	226
Manpower Inc	7,500	323
Robert Half International Inc	45,292	1,088	Machinery - General Industry (0.06%)

		3,204	Gardner Denver Inc (a)	9,659	257

Independent Power Producer (0.04%)			IDEX Corp	5,895	149

Reliant Energy Inc (a)	59,698	296			406

See accompanying notes

239

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Print Trade (0.02%)			Medical Laboratory & Testing Service (1.30%)
Zebra Technologies Corp (a)	6,520 $	139	Covance Inc (a)	8,370 $	329
			Laboratory Corp of America Holdings (a)	139,702	8,962

Machinery Tools & Related Products (0.06%)					9,291

Kennametal Inc	20,635	422
			Medical Products (0.57%)
Medical - Biomedical/Gene (0.60%)			Becton Dickinson and Co	30,280	1,831
Biogen Idec Inc (a)	50,081	2,421	Cooper Cos Inc/The	28,284	813
Charles River Laboratories International Inc	12,690	351	Hospira Inc (a)	43,980	1,446

(a)					4,090

Genzyme Corp (a)	3,962	211
			Metal Processors & Fabrication (0.05%)
Life Technologies Corp (a)	30,892	1,152
			Timken Co	24,110	388
Vertex Pharmaceuticals Inc (a)	4,546	140

		4,275	Miscellaneous Manufacturers (0.02%)

Medical - Drugs (0.41%)			Aptargroup Inc	4,341	135
Allergan Inc/United States	6,095	284
			Motion Pictures & Services (0.21%)
Cephalon Inc (a)	6,294	413
			DreamWorks Animation SKG Inc (a)	63,470	1,524
Endo Pharmaceuticals Holdings Inc (a)	23,054	381
Forest Laboratories Inc (a)	54,427	1,181
			Multi-Line Insurance (1.21%)
King Pharmaceuticals Inc (a)	81,739	644	American Financial Group Inc/OH	28,650	504

		2,903	Assurant Inc	91,562	2,238

Medical - Generic Drugs (0.09%)			Cincinnati Financial Corp	119,177	2,854
Mylan Inc/PA (a)	51,056	676	HCC Insurance Holdings Inc	32,023	766
			Loews Corp	11,072	276
Medical - HMO (0.91%)			Old Republic International Corp	72,526	679
CIGNA Corp	28,636	564	Unitrin Inc	75,934	1,291

Coventry Health Care Inc (a)	30,965	493			8,608

Health Net Inc (a)	40,498	585
			Multimedia (0.78%)
WellPoint Inc (a)	112,628	4,816

			Liberty Media Corp - Entertainment (a)	38,920	948
		6,458

			Meredith Corp	20,790	521
Medical - Hospitals (0.29%)			Viacom Inc (a)	210,881	4,057

Community Health Systems Inc (a)	10,548	241			5,526

Health Management Associates Inc (a)	100,025	467
			Non-Ferrous Metals (0.06%)
LifePoint Hospitals Inc (a)	46,198	1,194
			Titanium Metals Corp	64,467	438
Universal Health Services Inc	3,107	157

		2,059

			Non-Hazardous Waste Disposal (0.92%)
Medical - Outpatient & Home Medical Care (0.11%)			Republic Services Inc	311,988	6,552
Lincare Holdings Inc (a)	33,382	805
			Office Automation & Equipment (0.14%)
Medical - Wholesale Drug Distribution (0.12%)			Xerox Corp	162,529	993
AmerisourceBergen Corp	26,517	892
			Oil - Field Services (0.90%)
Medical Information Systems (0.05%)			BJ Services Co	102,066	1,418
IMS Health Inc	26,785	336	Smith International Inc	79,935	2,066
			Weatherford International Ltd (a)	174,140	2,896

Medical Instruments (0.62%)					6,380

Edwards Lifesciences Corp (a)	65,197	4,132
			Oil & Gas Drilling (0.34%)
Techne Corp	5,364	307

			Helmerich & Payne Inc	12,121	374
		4,439

			Nabors Industries Ltd (a)	33,813	514
			Pride International Inc (a)	60,649	1,377

See accompanying notes

240

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Property & Casualty Insurance (3.52%)
Rowan Cos Inc	10,478 $	163	Arch Capital Group Ltd (a)	101,185 $	5,847

		2,428	Fidelity National Financial Inc	36,204	656

			First American Corp	11,019	309
Oil Company - Exploration & Production (5.07%)
Cabot Oil & Gas Corp	146,300	4,417	Hanover Insurance Group Inc/The	21,327	639
Continental Resources Inc/OK (a)	18,785	439	Progressive Corp/The	520,095	7,947
Denbury Resources Inc (a)	38,382	625	WR Berkley Corp	405,752	9,702

EQT CORP	113,645	3,822			25,100

Newfield Exploration Co (a)	256,490	7,997	Publishing - Newspapers (0.03%)
Noble Energy Inc	142,360	8,079	New York Times Co/The	37,527	202
Pioneer Natural Resources Co	36,264	838
Plains Exploration & Production Co (a)	12,830	242	Quarrying (0.42%)
Questar Corp	17,908	532	Vulcan Materials Co	63,517	3,020
Range Resources Corp	228,111	9,118

			Racetracks (0.05%)
		36,109

			International Speedway Corp	16,565	392
Oil Company - Integrated (0.35%)
Hess Corp	7,462	409	Real Estate Management & Services (0.16%)
Murphy Oil Corp	44,000	2,099	Jones Lang LaSalle Inc	35,430	1,143

		2,508

			Regional Banks (0.25%)
Oil Field Machinery & Equipment (0.43%)			Keycorp	292,886	1,801
Dril-Quip Inc (a)	89,721	3,085
			Reinsurance (2.60%)
Oil Refining & Marketing (0.10%)			Allied World Assurance Co Holdings Ltd	5,408	201
Tesoro Corp	36,015	549	Axis Capital Holdings Ltd	28,162	694
Western Refining Inc	11,385	144	Endurance Specialty Holdings Ltd	65,939	1,725

		693	Everest Re Group Ltd	81,634	6,093

Paper & Related Products (1.12%)			PartnerRe Ltd	84,839	5,785
International Paper Co	323,951	4,101	Reinsurance Group of America Inc	17,856	568
MeadWestvaco Corp	64,754	1,014	RenaissanceRe Holdings Ltd	70,938	3,452

Rayonier Inc	73,944	2,856			18,518

		7,971

			REITS - Apartments (0.58%)
Physician Practice Management (0.03%)			Apartment Investment & Management Co	24,175	176
Mednax Inc (a)	5,791	208	AvalonBay Communities Inc	11,610	660
			BRE Properties Inc	6,847	168
Pipelines (0.27%)			Camden Property Trust	31,069	843
El Paso Corp	36,720	253	Essex Property Trust Inc	29,690	1,885
Spectra Energy Corp	101,279	1,469	UDR Inc	36,989	373

Williams Cos Inc	16,180	228			4,105

		1,950

			REITS - Diversified (0.36%)
Power Converter & Supply Equipment (0.08%)			Duke Realty Corp	76,905	752
Hubbell Inc	16,743	556	Liberty Property Trust	29,346	714
			Vornado Realty Trust	22,684	1,109

Printing - Commercial (0.08%)
					2,575

RR Donnelley & Sons Co	47,303	551
			REITS - Healthcare (0.76%)
Private Corrections (0.09%)			Health Care REIT Inc	153,095	5,216
Corrections Corp of America (a)	47,390	670	Nationwide Health Properties Inc	8,335	206

					5,422

See accompanying notes

241

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (0.70%)			Retail - Automobile (0.08%)
Hospitality Properties Trust	126,992 $	1,554	Copart Inc (a)	19,027 $	597
Host Hotels & Resorts Inc	442,450	3,403

		4,957	Retail - Bedding (0.21%)

			Bed Bath & Beyond Inc (a)	49,615	1,509
REITS - Mortgage (0.00%)
Walter Investment Management Corp (a)	3,871	31	Retail - Bookstore (0.16%)
			Barnes & Noble Inc	42,389	1,107
REITS - Office Property (1.74%)
Alexandria Real Estate Equities Inc	112,206	4,093	Retail - Building Products (0.03%)
Boston Properties Inc	48,064	2,375	Lowe's Cos Inc	8,535	183
Brandywine Realty Trust	102,810	637
Douglas Emmett Inc	185,344	1,774	Retail - Consumer Electronics (0.10%)
HRPT Properties Trust	142,548	614	RadioShack Corp	50,119	706
Mack-Cali Realty Corp	86,696	2,329
SL Green Realty Corp	34,600	611	Retail - Discount (0.35%)

			BJ's Wholesale Club Inc (a)	12,727	424
		12,433

			Dollar Tree Inc (a)	16,404	694
REITS - Regional Malls (0.12%)			Family Dollar Stores Inc	41,025	1,362

CBL & Associates Properties Inc	62,159	494			2,480

Macerich Co/The	21,879	383

		877	Retail - Drug Store (0.03%)

			Walgreen Co	6,280	197
REITS - Shopping Centers (0.58%)
Developers Diversified Realty Corp	6,608	27	Retail - Mail Order (0.13%)
Federal Realty Investment Trust	38,990	2,152	Williams-Sonoma Inc	68,377	957
Kimco Realty Corp	107,891	1,297
Regency Centers Corp	5,217	196	Retail - Major Department Store (1.27%)
Weingarten Realty Investors	30,332	471	JC Penney Co Inc	110,142	3,380

		4,143	Sears Holdings Corp (a)	15,310	956

			TJX Cos Inc	167,875	4,696

REITS - Warehouse & Industrial (0.22%)
					9,032

AMB Property Corp	33,070	632
ProLogis	99,810	909	Retail - Regional Department Store (0.95%)

		1,541	Kohl's Corp (a)	107,814	4,889

			Macy's Inc	135,349	1,852

Research & Development (0.04%)
					6,741

Pharmaceutical Product Development Inc	14,037	275
			Retail - Sporting Goods (0.29%)
Retail - Apparel & Shoe (1.33%)			Dick's Sporting Goods Inc (a)	108,200	2,056
Abercrombie & Fitch Co	9,265	251
American Eagle Outfitters Inc	133,162	1,973	Satellite Telecommunications (0.03%)
AnnTaylor Stores Corp (a)	55,991	414	EchoStar Holding Corp (a)	14,469	229
Foot Locker Inc	134,021	1,593
			Savings & Loans - Thrifts (1.30%)
Gap Inc/The	62,022	964
			Astoria Financial Corp	47,805	395
Ltd Brands Inc	80,369	918
			New York Community Bancorp Inc	354,171	4,006
Phillips-Van Heusen Corp	6,248	181
			People's United Financial Inc	247,674	3,868
Ross Stores Inc	84,677	3,213

			Washington Federal Inc	78,119	1,014

		9,507

					9,283

Retail - Auto Parts (0.64%)
			Schools (0.11%)
AutoZone Inc (a)	19,365	3,222
			Career Education Corp (a)	34,220	754
O'Reilly Automotive Inc (a)	33,633	1,307

		4,529

See accompanying notes

242

Schedule of Investments MidCap Value Fund I

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.38%)			Transport - Equipment & Leasing (0.07%)
Linear Technology Corp	96,438 $	2,100	Aircastle Ltd	35,847 $	237
Marvell Technology Group Ltd (a)	57,193	628	GATX Corp	9,317	280

		2,728			517

Semiconductor Equipment (0.40%)			Transport - Marine (0.19%)
Kla-Tencor Corp	77,210	2,142	Alexander & Baldwin Inc	10,421	278
Lam Research Corp (a)	26,739	745	Frontline Ltd/Bermuda	13,746	277

		2,887	Overseas Shipholding Group Inc	5,100	146

			Tidewater Inc	15,550	672

Steel - Producers (1.07%)
Carpenter Technology Corp	19,781	409			1,373

Reliance Steel & Aluminum Co	27,556	971	Transport - Rail (0.30%)
Schnitzer Steel Industries Inc	5,396	267	Kansas City Southern (a)	24,544	374
Steel Dynamics Inc	480,250	5,979	Norfolk Southern Corp	48,720	1,739

		7,626			2,113

Telecommunication Equipment (0.55%)			Transport - Services (0.03%)
CommScope Inc (a)	150,772	3,784	Ryder System Inc	6,700	186
Tellabs Inc (a)	30,502	160

		3,944	Transport - Truck (0.44%)

			Con-way Inc	7,306	181
Telecommunication Services (0.63%)
			Landstar System Inc	83,160	2,961

Amdocs Ltd (a)	39,561	828
					3,142

Embarq Corp	74,171	2,712
Virgin Media Inc	123,617	954	Travel Services (0.02%)

		4,494	Interval Leisure Group Inc (a)	17,569	141

Telephone - Integrated (0.60%)			Vitamins & Nutrition Products (0.14%)
CenturyTel Inc	24,574	667	Herbalife Ltd	49,800	987
Sprint Nextel Corp (a)	734,782	3,204
Telephone & Data Systems Inc	6,400	183	Water (0.04%)
Windstream Corp	24,400	203	Aqua America Inc	14,839	272

		4,257

			Water Treatment Systems (0.07%)
Television (0.18%)			Nalco Holding Co	31,923	521
CBS Corp	185,378	1,305
			Web Portals (0.06%)
Textile - Home Furnishings (0.20%)			Yahoo! Inc (a)	28,045	401
Mohawk Industries Inc (a)	30,060	1,422
			Wireless Equipment (0.18%)
Theaters (0.05%)			Crown Castle International Corp (a)	53,204	1,305
Regal Entertainment Group	25,130	328
			X-Ray Equipment (0.03%)
Tobacco (0.71%)			Hologic Inc (a)	13,100	195

Lorillard Inc	68,764	4,341
			TOTAL COMMON STOCKS	$ 667,616

Reynolds American Inc	19,008	722

		5,063

Tools - Hand Held (0.39%)
Snap-On Inc	81,399	2,761

Toys (0.53%)
Hasbro Inc	113,984	3,039
Mattel Inc	50,789	760

		3,799

See accompanying notes

243

Schedule of Investments MidCap Value Fund I April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (5.39%)
Diversified Banking Institutions (5.39%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 12,794$	12,794
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	12,795	12,795
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $13,051,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	12,795	12,795

		38,384

TOTAL REPURCHASE AGREEMENTS	$ 38,384

Total Investments	$ 706,000
Other Assets in Excess of Liabilities, Net - 0.90%		6,421

TOTAL NET ASSETS - 100.00%	$ 712,421

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 48,490
Unrealized Depreciation		(173,259)

Net Unrealized Appreciation (Depreciation)		(124,769)
Cost for federal income tax purposes		830,769
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		28.96%
Consumer, Non-cyclical		15.55%
Utilities		13.29%
Consumer, Cyclical		11.31%
Industrial		7.71%
Energy		7.49%
Basic Materials		6.07%
Communications		4.45%
Technology		4.27%
Other Assets in Excess of Liabilities, Net		0.90%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		6.10%

See accompanying notes

244

Schedule of Investments
MidCap Value Fund I
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; June 2009	Buy	776	$ 37,930	$ 43,456	$ 5,526
All dollar amounts are shown in thousands (000's)

See accompanying notes

245

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.03%)			COMMON STOCKS (continued)
Aerospace & Defense (0.04%)			Cable/Satellite TV (0.26%)
Spirit Aerosystems Holdings Inc (a)	7,700 $	98	Cablevision Systems Corp	36,400 $	625

Aerospace & Defense Equipment (0.17%)			Cellular Telecommunications (0.29%)
Alliant Techsystems Inc (a)	5,200	414	Leap Wireless International Inc (a)	10,900	393
			NII Holdings Inc (a)	18,300	296

Agricultural Operations (0.44%)					689

Bunge Ltd	21,900	1,051
			Chemicals - Diversified (0.77%)
Airlines (0.65%)			Dow Chemical Co/The	18,100	290
Delta Air Lines Inc (a)	99,600	614	FMC Corp	20,700	1,009
Southwest Airlines Co	132,900	928	Huntsman Corp.	4,900	26

		1,542	PPG Industries Inc	11,600	511

					1,836

Apparel Manufacturers (0.58%)
Hanesbrands Inc (a)	44,600	734	Chemicals - Specialty (1.35%)
VF Corp	11,000	652	Ashland Inc	7,600	167

		1,386	Cabot Corp	28,300	413

			Cytec Industries Inc	35,300	701
Appliances (0.07%)
			Eastman Chemical Co	9,900	393
Whirlpool Corp	3,600	163
			International Flavors & Fragrances Inc	23,200	724
Applications Software (0.07%)			Lubrizol Corp	4,700	203
Compuware Corp (a)	22,200	166	Sigma-Aldrich Corp	13,800	605

					3,206

Auto - Car & Light Trucks (0.50%)
			Coal (0.08%)
Ford Motor Co (a)	199,400	1,192
			Walter Energy Inc	8,500	194

Beverages - Non-Alcoholic (0.93%)
			Coatings & Paint (0.56%)
Coca-Cola Enterprises Inc	49,000	836
			Sherwin-Williams Co/The	3,200	181
Dr Pepper Snapple Group Inc (a)	34,100	706
			Valspar Corp	48,200	1,157

Hansen Natural Corp (a)	7,400	302
					1,338

PepsiAmericas Inc	14,900	366

		2,210	Commercial Banks (2.60%)

			Associated Banc-Corp	53,400	826
Beverages - Wine & Spirits (0.24%)			Bancorpsouth Inc	8,200	191
Constellation Brands Inc (a)	48,900	567
			Bank of Hawaii Corp	26,900	945
			City National Corp/CA	19,200	703
Brewery (0.23%)
			Commerce Bancshares Inc	26,400	874
Molson Coors Brewing Co	14,300	547
			Cullen/Frost Bankers Inc	18,100	852
Broadcasting Services & Programming (0.25%)			First Horizon National Corp	63,300	729
Scripps Networks Interactive	21,700	595	Regions Financial Corp	126,100	566
			Whitney Holding Corp/LA	42,600	509

Building - Residential & Commercial (0.79%)					6,195

DR Horton Inc	66,500	868
			Commercial Services (0.02%)
NVR Inc (a)	1,300	657
			Weight Watchers International Inc	2,000	50
Pulte Homes Inc	31,300	360

		1,885	Commercial Services - Finance (0.56%)

Building Products - Wood (0.06%)			Lender Processing Services Inc	5,500	158
Masco Corp	15,800	140	Moody's Corp	30,200	891
			Morningstar Inc (a)	7,300	290

					1,339

See accompanying notes

246

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Aided Design (0.07%)			Dental Supplies & Equipment (continued)
ANSYS Inc (a)	6,000 $	166	Patterson Cos Inc (a)	16,900 $	346

					1,110

Computer Services (0.50%)
			Diagnostic Equipment (0.19%)
Affiliated Computer Services Inc (a)	15,100	731
			Gen-Probe Inc (a)	9,600	462
Computer Sciences Corp (a)	6,000	222
DST Systems Inc (a)	6,700	242

			Diagnostic Kits (0.32%)
		1,195	Idexx Laboratories Inc (a)	19,400	762

Computers (0.81%)
Dell Inc (a)	144,200	1,676	Dialysis Centers (0.20%)
Sun Microsystems Inc (a)	27,300	250	DaVita Inc (a)	10,000	464

		1,926

			Distribution & Wholesale (1.09%)
Computers - Integrated Systems (0.33%)			Fastenal Co	22,400	859
NCR Corp (a)	13,100	133	Ingram Micro Inc (a)	58,500	850
Teradata Corp (a)	38,900	650	Tech Data Corp (a)	30,400	875

		783			2,584

Computers - Memory Devices (0.41%)			Diversified Manufacturing Operations (1.27%)
SanDisk Corp (a)	55,400	871	3M Co	8,500	490
Seagate Technology	13,300	108	Brink's Co/The	7,300	207

		979	Carlisle Cos Inc	21,500	489

Computers - Peripheral Equipment (0.35%)			Crane Co	13,400	309
Lexmark International Inc (a)	43,000	844	Eaton Corp	4,100	180
			Ingersoll-Rand Co Ltd	30,200	657
Consulting Services (0.07%)			ITT Corp	4,900	201
Genpact Ltd (a)	17,400	156	Leggett & Platt Inc	33,400	480

					3,013

Consumer Products - Miscellaneous (1.02%)
Clorox Co	11,800	661	E-Commerce - Services (0.83%)
Fortune Brands Inc	45,100	1,773	Expedia Inc (a)	56,000	762

		2,434	IAC/InterActiveCorp (a)	36,900	591

			Liberty Media Corp - Interactive (a)	119,300	633

Containers - Paper & Plastic (0.89%)					1,986

Bemis Co Inc	30,300	728
Packaging Corp of America	14,800	235	Electric - Integrated (10.03%)
Pactiv Corp (a)	16,700	365	Alliant Energy Corp	32,900	736
Sonoco Products Co	16,200	396	American Electric Power Co Inc	136,700	3,606
Temple-Inland Inc	33,600	401	Constellation Energy Group Inc	99,500	2,396

		2,125	DPL Inc	51,600	1,157

			Duke Energy Corp	185,800	2,566
Cosmetics & Toiletries (0.33%)			Edison International	27,600	787
Avon Products Inc	34,000	774
			Exelon Corp	15,300	706
			FPL Group Inc	52,700	2,835
Cruise Lines (0.27%)
			Great Plains Energy Inc	80,800	1,169
Royal Caribbean Cruises Ltd	43,800	645
			Hawaiian Electric Industries Inc	59,400	923
Data Processing & Management (0.34%)			Integrys Energy Group Inc	5,200	137
Dun & Bradstreet Corp	8,400	684	MDU Resources Group Inc	63,500	1,116
Fidelity National Information Services Inc	6,900	123	OGE Energy Corp	40,700	1,046

		807	Pinnacle West Capital Corp	800	22

			PPL Corp	20,900	625
Dental Supplies & Equipment (0.47%)
			Progress Energy Inc	38,000	1,297
DENTSPLY International Inc	26,700	764
			Public Service Enterprise Group Inc	25,500	761

See accompanying notes

247

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (0.52%)
SCANA Corp	25,100 $	758	Jefferies Group Inc	52,100 $	1,019
TECO Energy Inc	47,300	501	Raymond James Financial Inc	14,000	220

Wisconsin Energy Corp	16,600	663			1,239

Xcel Energy Inc	2,500	46

			Finance - Other Services (0.10%)
		23,853	CME Group Inc	1,100	243

Electronic Components - Miscellaneous (0.64%)
Jabil Circuit Inc	187,800	1,521	Food - Canned (0.22%)
			Del Monte Foods Co	68,800	519
Electronic Components - Semiconductors (0.88%)
Advanced Micro Devices Inc (a)	38,400	139	Food - Confectionery (0.20%)
Altera Corp	27,900	455	JM Smucker Co/The	11,800	465
Broadcom Corp (a)	16,900	392
			Food - Dairy Products (0.68%)
International Rectifier Corp (a)	8,400	142
			Dean Foods Co (a)	77,800	1,610
Micron Technology Inc (a)	100,300	489
National Semiconductor Corp	24,200	299	Food - Meat Products (0.67%)
QLogic Corp (a)	12,900	183	Hormel Foods Corp	25,600	801

		2,099	Tyson Foods Inc	75,500	796

Electronic Connectors (0.06%)					1,597

Thomas & Betts Corp (a)	4,600	143	Food - Miscellaneous/Diversified (1.82%)
			ConAgra Foods Inc	83,600	1,480
Electronic Design Automation (0.38%)
			Corn Products International Inc	17,500	418
Synopsys Inc (a)	41,100	895
			General Mills Inc	5,500	279
Electronic Measurement Instruments (0.39%)			Kellogg Co	27,800	1,171
FLIR Systems Inc (a)	19,800	439	Kraft Foods Inc	7,000	164
Trimble Navigation Ltd (a)	22,800	489	McCormick & Co Inc/MD	14,900	439

		928	Sara Lee Corp	44,900	373

					4,324

Electronic Parts Distribution (0.50%)
Arrow Electronics Inc (a)	29,800	678	Food - Retail (0.57%)
Avnet Inc (a)	23,300	510	Safeway Inc	43,100	851

		1,188	SUPERVALU Inc	30,900	505

					1,356

Electronics - Military (0.37%)
L-3 Communications Holdings Inc	11,600	883	Forestry (1.11%)
			Plum Creek Timber Co Inc	39,200	1,353
Enterprise Software & Services (0.01%)			Weyerhaeuser Co	36,400	1,284

Novell Inc (a)	5,800	22			2,637

			Funeral Services & Related Items (0.16%)
Fiduciary Banks (0.46%)
			Hillenbrand Inc	21,400	389
State Street Corp	10,700	365
Wilmington Trust Corp	50,900	739

			Gas - Distribution (1.86%)
		1,104	AGL Resources Inc	16,000	499

Finance - Auto Loans (0.23%)			Energen Corp	25,200	910
AmeriCredit Corp (a)	52,900	538	National Fuel Gas Co	53,200	1,740
			NiSource Inc	27,800	305
Finance - Consumer Loans (0.07%)			Sempra Energy	16,200	746
SLM Corp (a)	32,400	156	Southern Union Co	4,200	67
			Vectren Corp	6,700	149

Finance - Credit Card (0.39%)
					4,416

Discover Financial Services	114,600	932

See accompanying notes

248

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hazardous Waste Disposal (0.20%)			Life & Health Insurance (continued)
Stericycle Inc (a)	10,300 $	485	Unum Group	56,100 $	917

					5,434

Home Decoration Products (0.34%)
			Linen Supply & Related Items (0.16%)
Newell Rubbermaid Inc	77,700	812
			Cintas Corp	14,600	375

Hospital Beds & Equipment (0.15%)
			Machinery - Construction & Mining (0.07%)
Hill-Rom Holdings Inc	28,200	366
			Terex Corp (a)	12,600	174

Human Resources (0.48%)
			Machinery - General Industry (0.14%)
Manpower Inc	6,200	267
			Gardner Denver Inc (a)	8,200	218
Robert Half International Inc	36,000	865

			IDEX Corp	4,900	124

		1,132

					342

Independent Power Producer (0.12%)
			Machinery - Print Trade (0.05%)
Reliant Energy Inc (a)	55,200	274
			Zebra Technologies Corp (a)	5,700	121

Industrial Audio & Video Products (0.12%)
			Machinery Tools & Related Products (0.14%)
Dolby Laboratories Inc (a)	6,900	277
			Kennametal Inc	16,300	333

Industrial Gases (0.32%)
			Medical - Biomedical/Gene (0.80%)
Air Products & Chemicals Inc	2,600	171
			Biogen Idec Inc (a)	8,200	396
Airgas Inc	13,500	582

			Charles River Laboratories International Inc	10,000	277
		753

			(a)
Instruments - Scientific (0.29%)			Genzyme Corp (a)	3,300	176
PerkinElmer Inc	47,100	686	Life Technologies Corp (a)	25,100	936
			Vertex Pharmaceuticals Inc (a)	4,100	126

Insurance Brokers (0.58%)					1,911

Brown & Brown Inc	30,900	601
			Medical - Drugs (0.98%)
Marsh & McLennan Cos Inc	36,400	768

			Allergan Inc/United States	5,100	238
		1,369

			Cephalon Inc (a)	5,100	334
Internet Security (0.20%)			Endo Pharmaceuticals Holdings Inc (a)	18,500	306
Symantec Corp (a)	27,700	478	Forest Laboratories Inc (a)	43,600	946
			King Pharmaceuticals Inc (a)	63,600	501

Investment Companies (0.12%)
					2,325

American Capital Ltd	89,800	277
			Medical - Generic Drugs (0.23%)
Investment Management & Advisory Services (1.93%)			Mylan Inc/PA (a)	40,600	538
Ameriprise Financial Inc	37,600	991
Franklin Resources Inc	4,100	248	Medical - HMO (0.57%)
GLG Partners Inc	26,300	63	CIGNA Corp	23,400	461
Invesco Ltd	97,000	1,428	Coventry Health Care Inc (a)	25,000	398
Janus Capital Group Inc	65,900	661	Health Net Inc (a)	34,500	498

Legg Mason Inc	15,800	317			1,357

Waddell & Reed Financial Inc	39,900	894	Medical - Hospitals (0.69%)

		4,602	Community Health Systems Inc (a)	9,000	206

Life & Health Insurance (2.29%)			Health Management Associates Inc (a)	74,800	349
Aflac Inc	10,300	298	LifePoint Hospitals Inc (a)	37,200	962
Lincoln National Corp	54,300	610	Universal Health Services Inc	2,700	136

Protective Life Corp	203,400	1,743			1,653

StanCorp Financial Group Inc	34,800	954
Torchmark Corp	31,100	912

See accompanying notes

249

Schedule of Investments
MidCap Value Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care (0.28%)			Office Automation & Equipment (0.27%)
Lincare Holdings Inc (a)	27,900 $	673	Xerox Corp	103,900 $	635

Medical - Wholesale Drug Distribution (0.30%)			Oil - Field Services (0.46%)
AmerisourceBergen Corp	20,900	703	BJ Services Co	79,300	1,101

Medical Information Systems (0.11%)			Oil & Gas Drilling (0.42%)
IMS Health Inc	21,100	265	Helmerich & Payne Inc	9,700	299
			Nabors Industries Ltd (a)	27,000	411
Medical Instruments (0.11%)			Pride International Inc (a)	6,900	156
Techne Corp	4,500	257	Rowan Cos Inc	8,600	134

					1,000

Medical Laboratory & Testing Service (0.63%)
Covance Inc (a)	6,800	267	Oil Company - Exploration & Production (2.66%)
Laboratory Corp of America Holdings (a)	19,300	1,238	Cabot Oil & Gas Corp	3,900	118

		1,505	Continental Resources Inc/OK (a)	15,000	350

			Denbury Resources Inc (a)	26,600	433
Medical Products (0.75%)
			EQT CORP	30,200	1,016
Cooper Cos Inc/The	22,500	647
			Newfield Exploration Co (a)	34,900	1,088
Hospira Inc (a)	34,600	1,137

			Noble Energy Inc	35,900	2,037
		1,784

			Pioneer Natural Resources Co	27,900	645
Metal - Iron (0.04%)			Plains Exploration & Production Co (a)	10,600	200
Cliffs Natural Resources Inc	4,300	99	Questar Corp	14,700	437

					6,324

Metal Processors & Fabrication (0.46%)
Commercial Metals Co	52,100	775	Oil Company - Integrated (0.86%)
Timken Co	19,200	309	Hess Corp	6,200	340

		1,084	Murphy Oil Corp	35,700	1,703

					2,043

Miscellaneous Manufacturers (0.05%)
Aptargroup Inc	3,800	118	Oil Refining & Marketing (0.59%)
			Sunoco Inc	35,600	944
Motion Pictures & Services (0.53%)			Tesoro Corp	29,500	450

DreamWorks Animation SKG Inc (a)	52,900	1,270			1,394

			Paper & Related Products (0.89%)
Multi-Line Insurance (2.56%)
			International Paper Co	87,800	1,112
American Financial Group Inc/OH	24,200	425
			MeadWestvaco Corp	51,400	805
Assurant Inc	19,800	484
			Rayonier Inc	4,900	189

Cincinnati Financial Corp	102,200	2,448
					2,106

HCC Insurance Holdings Inc	27,500	658
Loews Corp	9,100	227	Physician Practice Management (0.07%)
Old Republic International Corp	59,600	558	Mednax Inc (a)	4,800	172
Unitrin Inc	75,300	1,280

		6,080	Pipelines (0.66%)

			El Paso Corp	30,100	208
Multimedia (0.57%)			Spectra Energy Corp	81,000	1,174
Liberty Media Corp - Entertainment (a)	31,700	772
			Williams Cos Inc	13,100	185

Meredith Corp	17,300	434
					1,567

Viacom Inc (a)	8,200	158

		1,364	Power Converter & Supply Equipment (0.54%)

			Hubbell Inc	14,000	465
Non-Ferrous Metals (0.16%)			Sunpower Corp - Class A (a)	30,200	827

Titanium Metals Corp	55,100	374
					1,292

See accompanying notes

250

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Printing - Commercial (0.19%)			REITS - Diversified (continued)
RR Donnelley & Sons Co	37,800 $	440	Vornado Realty Trust	17,300 $	846

					1,974

Private Corrections (0.23%)
			REITS - Healthcare (0.50%)
Corrections Corp of America (a)	38,800	548
			Health Care REIT Inc	30,400	1,036
Property & Casualty Insurance (2.26%)			Nationwide Health Properties Inc	6,500	160

Arch Capital Group Ltd (a)	23,900	1,381			1,196

Fidelity National Financial Inc	28,900	524	REITS - Hotels (1.10%)
First American Corp	8,800	247	Hospitality Properties Trust	122,400	1,498
Hanover Insurance Group Inc/The	17,400	522	Host Hotels & Resorts Inc	144,600	1,112

Mercury General Corp	13,700	463			2,610

Progressive Corp/The	116,600	1,781
			REITS - Office Property (2.17%)
WR Berkley Corp	18,700	447

			Alexandria Real Estate Equities Inc	4,300	157
		5,365

			Boston Properties Inc	11,100	549
Publishing - Newspapers (0.06%)			Brandywine Realty Trust	79,800	494
New York Times Co/The	27,200	146	Douglas Emmett Inc	63,400	607
			HRPT Properties Trust	119,100	513
Quarrying (0.40%)
			Kilroy Realty Corp	24,000	517
Vulcan Materials Co	20,000	951
			Mack-Cali Realty Corp	69,900	1,877
			SL Green Realty Corp	24,900	440

Racetracks (0.13%)
International Speedway Corp	13,300	315			5,154

			REITS - Regional Malls (0.60%)
Real Estate Management & Services (0.38%)			CBL & Associates Properties Inc	143,400	1,138
Jones Lang LaSalle Inc	28,100	907	Macerich Co/The	16,300	286

					1,424

Regional Banks (0.51%)
Fifth Third Bancorp	80,200	329	REITS - Shopping Centers (0.66%)
Huntington Bancshares Inc/OH	70,300	196	Kimco Realty Corp	86,400	1,038
Keycorp	110,800	681	Regency Centers Corp	4,100	154

		1,206	Weingarten Realty Investors	23,800	370

					1,562

Reinsurance (1.94%)
Allied World Assurance Co Holdings Ltd	4,200	156	REITS - Warehouse & Industrial (0.54%)
Axis Capital Holdings Ltd	22,900	564	AMB Property Corp	27,000	515
Endurance Specialty Holdings Ltd	54,300	1,420	ProLogis	84,800	773

PartnerRe Ltd	16,000	1,091			1,288

Reinsurance Group of America Inc	15,700	499	Research & Development (0.10%)
RenaissanceRe Holdings Ltd	18,200	886	Pharmaceutical Product Development Inc	11,500	226

		4,616

			Retail - Apparel & Shoe (2.11%)
REITS - Apartments (0.75%)
			Abercrombie & Fitch Co	7,600	206
Apartment Investment & Management Co	19,800	145
			American Eagle Outfitters Inc	102,400	1,517
AvalonBay Communities Inc	9,100	517
			AnnTaylor Stores Corp (a)	45,900	339
BRE Properties Inc	5,800	142
			Foot Locker Inc	108,000	1,284
Camden Property Trust	25,600	695
			Gap Inc/The	51,200	796
UDR Inc	29,400	296

			Ltd Brands Inc	65,300	746
		1,795

			Phillips-Van Heusen Corp	4,800	139

REITS - Diversified (0.83%)					5,027

Duke Realty Corp	63,200	617
Liberty Property Trust	21,000	511

See accompanying notes

251

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (0.44%)			Semiconductor Component - Integrated Circuits (0.45%)
O'Reilly Automotive Inc (a)	27,100$	1,053	Linear Technology Corp	25,200 $	549
			Marvell Technology Group Ltd (a)	48,100	528

Retail - Automobile (0.20%)					1,077

Copart Inc (a)	15,200	477
			Semiconductor Equipment (0.25%)
Retail - Bedding (0.51%)			Lam Research Corp (a)	21,300	594
Bed Bath & Beyond Inc (a)	40,000	1,217
			Steel - Producers (0.96%)
Retail - Bookstore (0.42%)			AK Steel Holding Corp	26,700	348
Barnes & Noble Inc	38,400	1,003	Carpenter Technology Corp	15,200	314
			Reliance Steel & Aluminum Co	21,500	758
Retail - Building Products (0.06%)			Schnitzer Steel Industries Inc	4,200	208
Lowe's Cos Inc	6,600	142	Steel Dynamics Inc	52,800	657

					2,285

Retail - Consumer Electronics (0.23%)
RadioShack Corp	39,100	551	Telecommunication Equipment (0.05%)
			Tellabs Inc (a)	23,200	122
Retail - Discount (0.72%)
BJ's Wholesale Club Inc (a)	10,200	340	Telecommunication Services (0.60%)
Dollar Tree Inc (a)	5,900	250	Amdocs Ltd (a)	31,600	661
Family Dollar Stores Inc	34,000	1,128	Virgin Media Inc	98,700	762

		1,718			1,423

Retail - Drug Store (0.07%)			Telephone - Integrated (0.36%)
Walgreen Co	5,300	167	CenturyTel Inc	20,500	557
			Telephone & Data Systems Inc	4,900	140
Retail - Mail Order (0.31%)			Windstream Corp	18,900	157

Williams-Sonoma Inc	53,000	742			854

			Television (0.37%)
Retail - Major Department Store (0.69%)
			CBS Corp	125,800	886
JC Penney Co Inc	29,800	914
Sears Holdings Corp (a)	11,600	725	Theaters (0.12%)

		1,639	Regal Entertainment Group	21,100	276

Retail - Regional Department Store (1.21%)
Kohl's Corp (a)	31,600	1,433	Tobacco (0.89%)
Macy's Inc	106,100	1,452	Lorillard Inc	24,200	1,528

		2,885	Reynolds American Inc	15,500	588

					2,116

Retail - Sporting Goods (0.67%)
Dick's Sporting Goods Inc (a)	84,300	1,602	Tools - Hand Held (0.18%)
			Snap-On Inc	12,300	417
Satellite Telecommunications (0.07%)
EchoStar Holding Corp (a)	11,100	176	Toys (0.38%)
			Hasbro Inc	13,100	349
Savings & Loans - Thrifts (1.25%)			Mattel Inc	36,400	545

Astoria Financial Corp	39,100	323			894

New York Community Bancorp Inc	77,900	881	Transport - Equipment & Leasing (0.17%)
People's United Financial Inc	59,900	936	Aircastle Ltd	28,900	191
Washington Federal Inc	63,900	829	GATX Corp	7,300	220

		2,969			411

Schools (0.17%)			Transport - Marine (0.46%)
Career Education Corp (a)	18,100	399	Alexander & Baldwin Inc	7,900	211

See accompanying notes

252

Schedule of Investments MidCap Value Fund II

April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Marine (continued)			Diversified Banking Institutions (continued)
Frontline Ltd/Bermuda	10,800 $	217	Investment in Joint Trading Account;
Overseas Shipholding Group Inc	4,300	124	Morgan Stanley Repurchase Agreement;
			0.12% dated 04/30/09 maturing 05/01/09
Tidewater Inc	12,700	549

			(collateralized by Sovereign Agency
		1,101	Issues; $574,000; 1.00% - 7.125%; dated

			05/04/09 - 02/15/30)	$ 563$	563

Transport - Rail (0.13%)
					1,687
Kansas City Southern (a)	20,300	310

			TOTAL REPURCHASE AGREEMENTS	$ 1,687

Transport - Services (0.06%)
			Total Investments	$ 234,858
Ryder System Inc	5,400	150
			Other Assets in Excess of Liabilities, Net - 1.26%		2,990

Transport - Truck (0.06%)			TOTAL NET ASSETS - 100.00%	$ 237,848

Con-way Inc	5,900	146

Travel Services (0.05%)			(a) Non-Income Producing Security
Interval Leisure Group Inc (a)	14,200	114
			Unrealized Appreciation (Depreciation)
Vitamins & Nutrition Products (0.52%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Herbalife Ltd	62,400	1,237	of investments held by the fund as of the period end were as follows:

Water (0.09%)			Unrealized Appreciation	$ 16,937
Aqua America Inc	11,800	217	Unrealized Depreciation		(26,380)

			Net Unrealized Appreciation (Depreciation)		(9,443)
Water Treatment Systems (0.18%)			Cost for federal income tax purposes		244,301
Nalco Holding Co	25,700	419	All dollar amounts are shown in thousands (000's)

Web Portals (0.13%)			Portfolio Summary (unaudited)

Yahoo! Inc (a)	22,200	317	Sector		Percent

			Financial		26.04%
Wireless Equipment (0.49%)			Consumer, Non-cyclical		17.32%
Crown Castle International Corp (a)	44,100	1,081	Consumer, Cyclical		13.53%
Motorola Inc	16,400	91	Utilities		12.09%

			Industrial		7.70%
		1,172	Basic Materials		6.55%

X-Ray Equipment (0.07%)			Energy		5.73%
			Technology		5.23%
Hologic Inc (a)	10,700	159	Communications		4.55%

TOTAL COMMON STOCKS	$ 233,171		Other Assets in Excess of Liabilities, Net		1.26%

	Principal		TOTAL NET ASSETS		100.00%

	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (0.71%)
Diversified Banking Institutions (0.71%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $574,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 562$	562
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $574,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	562	562

See accompanying notes

253

Schedule of Investments
Money Market Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (86.19%)			COMMERCIAL PAPER (continued)
Beverages - Non-Alcoholic (2.46%)			Consumer Products - Miscellaneous (0.19%)
Coca-Cola Co			Kimberly Clark Corp
0.35%, 5/21/2009	$ 13,000 $	12,997	0.50%, 7/14/2009	$ 5,500 $	5,494
0.52%, 6/ 2/2009	11,900	11,895
0.50%, 6/ 8/2009	13,000	12,993	Cosmetics & Toiletries (0.42%)
0.50%, 7/ 6/2009	10,000	9,991	Procter & Gamble
			0.44%, 6/25/2009	12,000	11,992
0.57%, 7/ 8/2009	11,000	10,988
0.45%, 7/28/2009	11,280	11,268

			Diversified Banking Institutions (6.49%)
		70,132	Bank of America Corp

Chemicals - Diversified (2.48%)			0.50%, 5/26/2009	4,185	4,184
BASF AG			0.50%, 5/29/2009	6,000	5,998
0.50%, 6/23/2009	3,450	3,448	0.50%, 6/ 1/2009	6,860	6,857
0.68%, 6/23/2009	4,890	4,885	0.50%, 6/ 5/2009	11,000	10,995
0.75%, 6/23/2009	12,500	12,486	0.43%, 6/17/2009	6,525	6,521
0.70%, 7/13/2009	6,730	6,720	0.58%, 7/ 2/2009	13,200	13,187
0.96%, 8/ 5/2009	11,900	11,870	JP Morgan Chase & Co
1.05%, 8/10/2009	10,430	10,399	0.55%, 5/20/2009	10,300	10,297
1.10%, 8/10/2009	4,420	4,406	0.55%, 5/28/2009	10,000	9,996
0.55%, 8/27/2009	1,270	1,268	0.55%, 6/ 8/2009	13,000	12,993
0.65%, 10/ 9/2009	2,800	2,792	0.60%, 6/ 8/2009	12,000	11,992
BASF SE			0.50%, 6/18/2009	13,000	12,991
0.83%, 9/25/2009 (a)	12,500	12,458	0.50%, 7/22/2009	12,010	11,996

		70,732	Societe Generale North America Inc

			0.77%, 5/ 6/2009	12,900	12,899
Commercial Banks (8.24%)
			0.70%, 5/12/2009	13,800	13,797
Australia & New Zealand Banking Co
0.55%, 8/10/2009	13,700	13,679	0.78%, 5/15/2009	9,000	8,997
0.80%, 9/25/2009	13,000	12,957	0.75%, 6/16/2009	12,800	12,788
DnB NOR Bank ASA			0.70%, 6/30/2009	12,000	11,986
0.88%, 5/11/2009	13,235	13,232	0.68%, 7/20/2009	6,365	6,355

0.74%, 5/26/2009	11,800	11,794			184,829

0.76%, 5/27/2009	11,200	11,194	Diversified Financial Services (5.82%)
0.79%, 5/29/2009	12,900	12,892	General Electric Capital
0.89%, 6/10/2009	12,000	11,988	0.64%, 8/18/2009	10,000	9,981
0.82%, 6/17/2009	11,000	10,988	0.50%, 8/20/2009	4,200	4,193
National Australia Funding			General Electric Capital Corp
0.69%, 5/20/2009	13,000	12,995	2.05%, 5/13/2009	12,000	11,992
0.61%, 6/11/2009	12,300	12,291	0.40%, 6/22/2009	5,130	5,127
0.99%, 10/ 9/2009	11,000	10,951	0.60%, 7/ 1/2009	12,000	11,988
0.98%, 10/13/2009 (a)	15,000	14,933	0.52%, 7/15/2009	13,800	13,785
0.92%, 10/23/2009	11,200	11,150	Nordea North America Inc
Westpac Banking Corp			0.39%, 5/14/2009	10,000	9,999
0.66%, 5/28/2009	4,740	4,738	0.59%, 5/27/2009	13,000	12,994
0.66%, 6/19/2009	13,000	12,988	1.04%, 6/ 3/2009	13,000	12,988
0.80%, 8/ 3/2009	12,900	12,873	1.05%, 6/ 5/2009	10,800	10,789
0.63%, 8/ 6/2009	12,000	11,980	0.78%, 7/14/2009	15,000	14,976
0.62%, 8/11/2009	9,000	8,984	Rabobank USA Financial Corp
0.62%, 8/17/2009	12,000	11,978	0.55%, 5/ 7/2009	11,000	10,999
0.73%, 9/16/2009	10,000	9,972	0.55%, 6/18/2009	11,000	10,992

		234,557	0.70%, 6/26/2009	10,000	9,989

See accompanying notes

254

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)			Finance - Auto Loans (continued)
Rabobank USA Financial Corp (continued)			Toyota Motor Credit (continued)
0.75%, 7/16/2009	$ 15,000 $	14,976	0.30%, 7/13/2009	$ 8,700 $	8,695

		165,768	0.40%, 7/24/2009	11,000	10,990

					154,917

Diversified Manufacturing Operations (2.05%)
General Electric Co			Finance - Credit Card (1.01%)
0.37%, 6/25/2009	3,830	3,828	American Express Credit
0.37%, 6/26/2009	6,590	6,586	0.52%, 5/25/2009	2,570	2,569
Illinois Tool Works Inc			0.60%, 5/28/2009	1,140	1,140
0.47%, 5/ 5/2009	12,800	12,799	0.62%, 6/ 4/2009	10,000	9,994
0.35%, 5/ 7/2009	10,090	10,089	0.60%, 6/ 5/2009	15,000	14,991

0.45%, 6/ 1/2009	2,075	2,074			28,694

0.52%, 6/ 1/2009	10,000	9,996
			Finance - Investment Banker & Broker (3.68%)
0.55%, 6/ 3/2009	13,000	12,994

			BNP Paribas Finance Inc
		58,366	0.89%, 6/24/2009	13,000	12,983

Electric - Integrated (4.18%)			0.71%, 7/ 9/2009	11,800	11,784
E. ON AG			0.96%, 8/ 4/2009	9,000	8,977
1.00%, 5/22/2009	13,100	13,092	0.92%, 8/10/2009	13,000	12,967
1.05%, 6/11/2009	13,000	12,985	Citigroup Funding
1.05%, 6/30/2009	13,000	12,977	0.60%, 5/12/2009	10,000	9,998
1.05%, 7/ 7/2009	11,900	11,877	ING U.S. Funding
1.05%, 7/15/2009	10,000	9,978	1.51%, 5/ 6/2009	15,000	14,997
1.05%, 7/20/2009	12,000	11,972	0.90%, 5/ 8/2009	5,775	5,774
GDF Suez			0.93%, 5/15/2009	11,000	10,996
0.54%, 5/ 1/2009	11,800	11,800	0.71%, 7/13/2009	3,190	3,185
1.00%, 5/11/2009	13,000	12,996	0.80%, 8/31/2009	11,000	10,970
0.32%, 6/10/2009	11,000	10,996	ING US Funding LLC
0.33%, 6/15/2009	10,400	10,396	0.86%, 6/29/2009	2,000	1,997

		119,069			104,628

Electric Products - Miscellaneous (0.53%)			Finance - Mortgage Loan/Banker (5.88%)
Emerson Electric Co			Fannie Mae Discount Notes
0.33%, 5/21/2009	15,000	14,997	1.45%, 5/ 5/2009	13,000	12,998
			0.47%, 6/23/2009	13,000	12,991
Finance - Auto Loans (5.44%)			0.59%, 9/21/2009	10,800	10,775
American Honda Finance Corp			0.75%, 11/ 2/2009	12,000	11,954
0.70%, 5/ 6/2009	10,800	10,799	0.66%, 11/ 9/2009	13,900	13,851
0.73%, 5/13/2009	10,200	10,197	Federal Home Loan Bank Discount Notes
0.45%, 5/19/2009	12,000	11,997	1.40%, 5/ 1/2009	10,000	10,000
0.65%, 5/20/2009	15,000	14,995	0.40%, 6/ 4/2009	11,300	11,296
0.60%, 6/10/2009	5,000	4,997	0.61%, 9/ 9/2009	10,000	9,978
0.75%, 7/ 6/2009	13,000	12,982	0.60%, 9/18/2009	5,000	4,988
0.82%, 7/10/2009	7,000	6,989	Freddie Mac Discount Notes
Paccar Financial			0.52%, 7/ 6/2009	4,110	4,106
0.42%, 5/ 4/2009	10,710	10,710	0.47%, 7/20/2009	13,000	12,986
0.50%, 5/ 7/2009	1,985	1,985	0.53%, 7/27/2009	7,000	6,991
0.58%, 5/18/2009	9,400	9,397	0.61%, 9/10/2009	10,900	10,876
0.35%, 7/23/2009	10,700	10,691	0.70%, 9/14/2009	5,200	5,186
Toyota Motor Credit			0.59%, 9/15/2009	3,500	3,492
0.50%, 5/ 1/2009	10,000	10,000	0.63%, 10/13/2009	11,000	10,968
0.50%, 5/14/2009	12,000	11,998
0.60%, 6/11/2009	7,500	7,495

See accompanying notes

255

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Publicly Traded Investment Fund (2.57%)
Freddie Mac Discount Notes (continued)			Columbia Funds Series Trust - Columbia
0.52%, 12/ 7/2009	$ 13,929 $	13,885	Money Market Reserves

		167,321	0.50%, 12/31/2009	$ 28,690 $	28,690

			JP Morgan Prime Money Market Fund
Finance - Other Services (3.72%)			0.66%, 12/31/2009	26,390	26,390
Park Avenue Receivables Company			Merrill Lynch Funds for Instutitions Series -
0.50%, 5/ 7/2009	12,800	12,799	Government Fund
0.55%, 5/15/2009	13,000	12,997	0.27%, 12/31/2009	18,080	18,080

0.45%, 7/ 1/2009	11,810	11,801			73,160

Private Export Funding
			Retail - Discount (0.85%)
0.42%, 5/22/2009	13,000	12,997
			Wal-Mart Stores
0.52%, 7/ 7/2009	13,000	12,987
			0.55%, 6/15/2009	15,000	14,990
0.52%, 7/ 9/2009	10,700	10,689	0.55%, 6/16/2009	9,070	9,063

0.52%, 7/17/2009	8,700	8,690
					24,053

0.45%, 7/30/2009	12,000	11,987
0.42%, 8/ 7/2009	11,000	10,988	Special Purpose Entity (20.32%)

		105,935	CAFCO LLC

			0.55%, 5/ 8/2009	2,620	2,620
Machinery - Farm (1.66%)			0.80%, 5/12/2009	13,900	13,897
Deere & Co			0.65%, 5/27/2009	2,960	2,959
0.50%, 5/ 4/2009	13,200	13,200	0.85%, 6/12/2009	12,900	12,887
0.50%, 5/21/2009	10,500	10,497	0.72%, 6/18/2009	12,000	11,988
0.50%, 5/22/2009	10,000	9,997	0.90%, 6/22/2009	11,200	11,185
0.53%, 5/29/2009	12,000	11,995	0.68%, 7/16/2009	12,780	12,762
0.37%, 6/25/2009	1,500	1,499	Calyon North America Inc

		47,188	0.81%, 6/18/2009	2,730	2,727

Medical - Drugs (1.83%)			0.79%, 6/24/2009	12,000	11,986
Pfizer Inc			0.88%, 7/ 1/2009	3,940	3,934
0.50%, 5/18/2009	15,000	14,996	0.72%, 7/14/2009	7,500	7,489
Pfizer Investment Capital			0.77%, 7/14/2009	1,915	1,912
0.36%, 6/ 9/2009	12,000	11,995	0.70%, 8/ 3/2009	13,000	12,976
0.35%, 6/12/2009	13,200	13,195	CBA Delaware Finance
0.36%, 6/16/2009	12,000	11,995	0.79%, 6/ 2/2009	11,500	11,492

		52,181	0.75%, 6/ 4/2009	13,200	13,191

Oil Company - Integrated (4.41%)			0.75%, 6/ 9/2009	12,900	12,889
BP Capital Markets PLC			0.64%, 6/29/2009	9,300	9,290
0.49%, 7/16/2009	15,000	14,984	Charta Corp
0.52%, 7/17/2009 (a)	13,300	13,285	0.95%, 6/17/2009 (a)	15,000	14,981
0.52%, 7/23/2009	12,045	12,031	0.60%, 6/19/2009	9,800	9,792
0.59%, 9/ 8/2009	5,950	5,937	0.70%, 6/19/2009	14,000	13,987
Chevron Corp			0.60%, 6/24/2009	13,000	12,988
0.54%, 5/26/2009	10,000	9,996	CRC Funding LLC
0.42%, 6/ 1/2009	12,000	11,996	0.80%, 5/13/2009	15,000	14,996
0.53%, 6/10/2009	12,000	11,993	0.75%, 5/27/2009	10,700	10,694
Shell International Finance BV			0.85%, 6/25/2009 (a)	15,000	14,980
1.75%, 5/ 4/2009	10,900	10,898	0.80%, 7/ 9/2009	10,000	9,985
0.30%, 5/ 5/2009	11,300	11,300	0.85%, 7/28/2009	15,000	14,969
1.70%, 5/11/2009	13,000	12,994	Danske Corp
Total Capital SA			0.69%, 5/ 8/2009	10,000	9,999
0.37%, 6/12/2009	10,000	9,996	0.91%, 5/14/2009	8,000	7,997

		125,410	0.98%, 5/19/2009	10,000	9,995

			0.94%, 5/28/2009	13,000	12,991
See accompanying notes

256

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			CERTIFICATE OF DEPOSIT (continued)
Special Purpose Entity (continued)			Commercial Banks (continued)
Danske Corp (continued)			US Bank NA (continued)
1.03%, 6/15/2009	$ 6,500 $	6,492	0.90%, 8/24/2009	$ 11,800 $	11,800
Gemini Securitization Corp			US Bank NA/Minneapolis MN
0.60%, 7/ 2/2009	15,000	14,984	0.70%, 6/22/2009	15,000	15,000

0.60%, 7/ 8/2009	12,000	11,986			69,660

0.55%, 7/14/2009	10,000	9,989
			Diversified Banking Institutions (0.46%)
0.55%, 7/24/2009	13,870	13,852	Bank of America Corp
0.52%, 7/29/2009	10,400	10,387	0.77%, 8/12/2009	13,000	13,000
Ranger Funding Co LLC
0.70%, 6/ 1/2009	10,200	10,194	Regional Banks (1.05%)
0.72%, 6/ 2/2009	10,000	9,994	Bank of America NA
0.48%, 7/10/2009	11,000	10,990	0.65%, 7/13/2009	10,000	10,000
0.73%, 7/10/2009	13,000	12,981	0.73%, 8/25/2009	10,000	10,000
0.48%, 7/24/2009	12,700	12,686	2.35%, 8/28/2009	10,000	10,000

0.50%, 8/ 7/2009	3,660	3,655			30,000

0.53%, 8/13/2009	12,000	11,982	TOTAL CERTIFICATE OF DEPOSIT	$ 112,660

Sheffield Receivables
0.50%, 5/ 4/2009	10,000	10,000	BONDS (5.95%)
0.63%, 6/ 3/2009	12,900	12,893	Asset Backed Securities (0.10%)
0.62%, 6/ 4/2009	10,000	9,994	CNH Equipment Trust
			1.74%, 4/15/2010 (b)	2,873	2,873
0.55%, 6/15/2009	15,000	14,990
0.55%, 7/ 1/2009	13,500	13,487
			Automobile Sequential (0.27%)
Unilever Capital
			Nissan Auto Receivables Owner Trust
0.33%, 5/19/2009	11,000	10,998
			1.76%, 4/15/2010	7,363	7,363
Yorktown Capital
			World Omni Auto Receivables Trust
0.65%, 5/18/2009	11,500	11,496
			3.00%, 5/15/2009	336	336

0.70%, 6/19/2009	12,000	11,988
					7,699

0.48%, 7/ 8/2009	7,895	7,888
0.48%, 7/21/2009	14,000	13,985	Commercial Banks (1.23%)
0.50%, 8/ 3/2009	6,000	5,992	ING Bank NV

			2.01%, 6/ 3/2009 (a)(c)	25,000	25,000
		578,421

			Svenska Handelsbanken AB
Telephone - Integrated (1.96%)			1.40%, 7/ 6/2009 (a)(b)	10,000	10,000

Telstra Corp					35,000

0.70%, 5/26/2009	10,000	9,995
			Diversified Financial Services (0.46%)
0.65%, 6/ 3/2009	4,415	4,412
			IBM International Group Capital LLC
0.75%, 6/ 9/2009	13,526	13,515
			1.47%, 5/26/2009 (a)	13,100	13,100
0.70%, 6/15/2009	3,350	3,348
0.70%, 6/16/2009	10,900	10,890	Life & Health Insurance (0.53%)
0.60%, 6/26/2009	13,660	13,647	Monumental Global Funding III

		55,807	1.51%, 7/16/2009 (a)(c)	15,000	15,000

TOTAL COMMERCIAL PAPER	$ 2,453,651		Medical - Hospitals (0.42%)

CERTIFICATE OF DEPOSIT (3.96%)			Portland Clinic LLP/The
Commercial Banks (2.45%)			1.05%, 11/20/2027	11,895	11,895
Citibank N.A.
1.00%, 5/ 8/2009	9,860	9,860	Medical - Outpatient & Home Medical Care (0.21%)
1.05%, 7/ 2/2009	10,000	10,000	Everett Clinic PS
			1.05%, 5/ 1/2022	5,900	5,900
State Street Bank & Trust Co
1.08%, 8/ 6/2009	13,000	13,000
US Bank NA
0.80%, 7/22/2009	10,000	10,000

See accompanying notes

257

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Medical Laboratory & Testing Service (0.29%)			Colorado (continued)
Roche Holdings Inc			Sheridan Redevelopment Agency Citibank NA
2.25%, 5/25/2009 (a)(b)	$ 8,300 $	8,300	2.50%, 12/ 1/2029	$ 5,000 $	5,000

					7,825

Money Center Banks (1.26%)
			Georgia (0.07%)
Bank of New York Mellon/The
1.30%, 5/ 1/2009 (c)	36,000	36,000	Savannah College of Art & Design Inc Bank of
			America NA
			0.85%, 4/ 1/2024	2,000	2,000
Special Purpose Entity (1.18%)
Corporate Finance Managers Inc
			Illinois (0.62%)
0.75%, 2/ 2/2043	13,700	13,700
			Memorial Health System/IL JP Morgan Chase
NGSP Inc			Bank
0.85%, 6/ 1/2046	20,000	20,000	1.00%, 10/ 1/2024	17,780	17,780

		33,700

			Indiana (0.09%)
TOTAL BONDS	$ 169,467

			Ball State University/IN
TAX-EXEMPT BONDS (4.06%)			0.95%, 9/ 1/2031	2,550	2,550
Arizona (0.38%)
Glendale Industrial Development Authority			Iowa (0.09%)
Bank of New York			Iowa Finance Authority
0.75%, 7/ 1/2035	7,285	7,285	1.00%, 3/ 1/2018	2,565	2,565
Tucson Airport Authority Inc/AZ Bank of
America NA			New York (0.19%)
0.85%, 12/ 1/2018	3,635	3,635	New York City Housing Development Corp

		10,920	Landesbank Hessen-Thueringen

			1.17%, 6/ 1/2039	5,500	5,500
California (1.71%)

Abag Finance Authority for Nonprofit Corps			North Carolina (0.18%)
1.60%, 11/ 1/2031	2,000	2,000
			North Carolina Capital Facilities Finance
California Statewide Communities			Agency
Development Authority			0.85%, 9/ 1/2018	5,115	5,115
1.15%, 8/15/2034	800	800
City of Fairfield CA Landesbank			Oklahoma (0.20%)
Hessen-Thueringen			University Hospital Bank of America NA
2.00%, 6/ 1/2034	2,000	2,000
			0.85%, 8/15/2021	5,790	5,790
2.00%, 6/ 1/2034	2,700	2,700
City of Santa Rosa CA Landesbank			Oregon (0.05%)
Hessen-Thueringen			Lake Oswego Redevelopment Agency Wells
1.60%, 9/ 1/2024	4,665	4,665	Fargo Bank NA
Kern Water Bank Authority Wells Fargo Bank			1.00%, 6/ 1/2020	1,285	1,285
NA
1.00%, 7/ 1/2028	2,600	2,600	Washington (0.20%)
Los Angeles Community College District/CA			Washington State Housing Finance
3.05%, 8/ 1/2009	1,800	1,800	Commission/WA
San Jose Redevelopment Agency/CA JP			1.15%, 9/ 1/2028	1,095	1,095
Morgan Chase Bank			1.05%, 12/ 1/2028	510	510
0.67%, 8/ 1/2028	32,150	32,150

			1.15%, 9/15/2037	2,730	2,730
		48,715

			1.15%, 12/15/2037	1,265	1,265

Colorado (0.28%)					5,600

Colorado Housing & Finance Authority/CO
Wells Fargo Bank NA			TOTAL TAX-EXEMPT BONDS	$ 115,645

1.00%, 4/ 1/2029	325	325	Total Investments	$ 2,851,423
County of Kit Carson CO Wells Fargo Bank NA			Liabilities in Excess of Other Assets, Net - (0.16)%		(4,428)

1.00%, 6/ 1/2027	2,100	2,100
			TOTAL NET ASSETS - 100.00%	$ 2,846,995

County of Montrose CO Wells Fargo Bank NA

1.00%, 6/ 1/2010	400	400

See accompanying notes

258

Schedule of Investments Money Market Fund April 30, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $142,037 or 4.99% of net assets.
(b) Variable Rate. Rate shown is in effect at April 30, 2009.
(c) Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent

Financial	63.34%
Government	5.88%
Consumer, Non-cyclical	5.83%
Energy	4.41%
Industrial	4.23%
Utilities	4.18%
Revenue	3.48%
Exchange Traded Funds	2.57%
Basic Materials	2.48%
Communications	1.96%
Consumer, Cyclical	0.85%
Asset Backed Securities	0.37%
Insured	0.30%
Tax Allocation	0.22%
General Obligation	0.06%
Liabilities in Excess of Other Assets, Net	(0.16%)

TOTAL NET ASSETS	100.00%

See accompanying notes

259

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (26.96%)			BONDS (continued)
Asset Backed Securities (0.24%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae (continued)
0.60%, 3/25/2036 (a)	$ 4,254 $	3,120	1.07%, 4/25/2027 (a)	$ 58 $	56
			5.50%, 2/25/2032	17,156	17,754
Diversified Banking Institutions (0.20%)			7.00%, 4/25/2032	6,283	6,859
Goldman Sachs Group Inc/The			5.50%, 12/25/2035 (a)	21,990	23,061
3.25%, 6/15/2012	2,600	2,710
			6.50%, 2/25/2047	2,385	2,555
			Fannie Mae Grantor Trust
Finance - Mortgage Loan/Banker (3.14%)
			7.30%, 5/25/2010	7,000	7,356
Fannie Mae
1.75%, 3/23/2011	16,183	16,340	Fannie Mae Interest Strip
			5.00%, 4/ 1/2024	286	42
5.00%, 5/11/2017	6,750	7,418
			Federal Home Loan Banks
6.63%, 11/15/2030	1,300	1,640	5.46%, 11/27/2015	2,564	2,681
6.21%, 8/ 6/2038	1,250	1,422	Freddie Mac
Freddie Mac			4.50%, 7/15/2017	4,900	5,089
2.13%, 3/23/2012	9,485	9,584	1.40%, 2/15/2021 (a)	80	79
5.75%, 6/27/2016	2,400	2,463	6.50%, 8/15/2027	404	428
SLM Student Loan Trust			1.29%, 9/15/2027	9,978	547
1.18%, 10/25/2016 (a)	755	753
			6.50%, 6/15/2031	1,594	1,612
1.51%, 9/17/2018 (a)	2,144	2,097

			5.50%, 9/15/2031 (a)	1,375	1,432
		41,717

			5.50%, 1/15/2033	8,269	8,686
Home Equity - Other (0.50%)			5.50%, 4/15/2033 (a)	15,000	15,701
Asset Backed Securities Corp Home Equity			Ginnie Mae
0.54%, 7/25/2036 (a)	2,753	2,397	3.89%, 7/16/2026	1,485	1,511
JP Morgan Mortgage Acquisition Corp			5.08%, 1/16/2030 (a)	1,470	1,528
0.70%, 7/25/2035 (a)	81	81
			4.26%, 2/16/2032	2,244	2,301
Morgan Stanley Home Equity Loan Trust
			GSR Mortgage Loan Trust
0.61%, 2/25/2036 (a)	4,536	3,729
			5.00%, 5/25/2033	734	732
Soundview Home Equity Loan Trust
			LF Rothschild Mortgage Trust
0.53%, 7/25/2036 (a)	385	374

			9.95%, 9/ 1/2017	33	33
		6,581

			MASTR Alternative Loans Trust
Mortgage Backed Securities (22.88%)			5.38%, 1/25/2020 (a)	15,464	13,931
Banc of America Funding Corp			5.50%, 1/25/2020	16,607	14,772
0.53%, 7/20/2036 (a)	1,472	1,265	Prime Mortgage Trust
Banc of America Mortgage Securities Inc			4.75%, 10/25/2020 (a)	11,453	9,607
4.75%, 8/25/2033	21,500	20,847	Residential Funding Mortgage Securities I
5.50%, 5/25/2034	9,496	9,361	5.50%, 12/25/2033	17,000	16,848
Chase Mortgage Finance Corp			Structured Asset Securities Corp
6.00%, 5/25/2035	21,000	14,022	5.50%, 12/25/2033	12,000	11,957
Countrywide Home Loan Mortgage Pass			5.00%, 5/25/2035	13,151	10,106
Through Trust			Wells Fargo Mortgage Backed Securities Trust
5.00%, 11/25/2018	11,231	11,167	5.50%, 11/25/2035	10,799	9,175
5.25%, 5/25/2034	19,876	19,326	6.00%, 4/25/2037	21,000	10,728

5.75%, 12/25/2035	22,527	16,339			303,835

CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	7,664	7,327	TOTAL BONDS	$ 357,963

4.50%, 6/25/2033	1,089	1,068	U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/25/2033	4,786	4,045	OBLIGATIONS (69.13%)
Fannie Mae			Federal Home Loan Mortgage Corporation
9.00%, 5/25/2020	66	73	(FHLMC) (30.42%)
			6.00%, 5/ 1/2039 (b)	2,500	2,609
5.00%, 8/25/2026	1,709	1,744
			6.50%, 2/ 1/2011	9	10
0.29%, 2/25/2027	2,159	84
			6.50%, 3/ 1/2011	44	46

See accompanying notes

260

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 3/ 1/2011	$ 9 $	9	5.50%, 1/ 1/2029	$ 22 $	23
6.50%, 3/ 1/2011	32	34	5.50%, 3/ 1/2029	17	17
6.50%, 3/ 1/2011	80	85	6.50%, 3/ 1/2029	334	359
6.50%, 4/ 1/2011	3	3	6.50%, 3/ 1/2029	55	60
6.50%, 4/ 1/2011	21	21	6.50%, 4/ 1/2029	3,396	3,668
7.50%, 3/ 1/2013	666	692	7.00%, 6/ 1/2029	743	799
9.00%, 9/ 1/2016	4	4	8.50%, 7/ 1/2029	214	234
6.50%, 11/ 1/2016	435	459	8.00%, 8/ 1/2030	3	3
9.00%, 1/ 1/2017	1	1	8.00%, 11/ 1/2030	2	3
6.00%, 4/ 1/2017	1,042	1,099	7.50%, 12/ 1/2030	23	25
6.00%, 4/ 1/2017	1,216	1,274	8.00%, 12/ 1/2030	87	95
6.00%, 5/ 1/2017	1,300	1,363	7.00%, 1/ 1/2031	10	11
9.00%, 5/ 1/2017	2	2	7.50%, 2/ 1/2031	206	224
6.50%, 6/ 1/2017	204	215	7.50%, 2/ 1/2031	11	12
6.00%, 7/ 1/2017	78	82	7.00%, 3/ 1/2031	190	204
4.50%, 4/ 1/2018	5,689	5,883	6.50%, 4/ 1/2031	1,284	1,376
5.50%, 4/ 1/2018	575	602	7.00%, 4/ 1/2031	534	574
5.50%, 11/ 1/2018	5,159	5,387	6.00%, 5/ 1/2031	821	864
5.50%, 12/ 1/2018	2	2	6.50%, 6/ 1/2031	4	4
5.00%, 1/ 1/2019	1,321	1,377	7.00%, 6/ 1/2031	155	167
8.50%, 4/ 1/2019	15	16	6.00%, 10/ 1/2031	35	37
4.50%, 7/ 1/2019	12,426	12,820	6.50%, 10/ 1/2031	532	570
6.00%, 1/ 1/2021	243	256	7.00%, 10/ 1/2031	254	272
9.00%, 5/ 1/2021	4	4	6.50%, 1/ 1/2032	3,068	3,276
9.00%, 9/ 1/2021	3	3	6.00%, 2/ 1/2032	87	92
6.50%, 12/ 1/2021	1,955	2,095	6.50%, 2/ 1/2032	20	21
9.00%, 1/ 1/2022	6	6	6.50%, 2/ 1/2032	88	94
6.50%, 4/ 1/2022	1,789	1,916	6.50%, 4/ 1/2032	72	77
6.50%, 5/ 1/2022	1,001	1,071	7.00%, 4/ 1/2032	1,074	1,151
6.50%, 8/ 1/2022	316	338	7.50%, 4/ 1/2032	145	157
9.00%, 8/ 1/2022	2	2	6.50%, 8/ 1/2032	211	226
6.50%, 5/ 1/2023	199	214	6.50%, 8/ 1/2032	94	101
6.50%, 7/ 1/2023	13	14	6.00%, 9/ 1/2032	1,527	1,607
4.50%, 1/ 1/2024	1,675	1,721	5.50%, 11/ 1/2032	4,931	5,124
6.50%, 1/ 1/2024	31	33	5.00%, 12/ 1/2032	843	871
7.00%, 7/ 1/2024	17	18	5.00%, 2/ 1/2033	7,795	8,046
6.50%, 7/ 1/2025	4	4	5.50%, 4/ 1/2033	9,674	10,024
6.50%, 7/ 1/2025	3	3	5.50%, 5/ 1/2033	482	500
6.50%, 9/ 1/2025	6	6	5.00%, 6/ 1/2033	7,904	8,150
6.50%, 9/ 1/2025	2	3	4.50%, 8/ 1/2033	3,988	4,067
6.50%, 9/ 1/2025	1	1	4.50%, 8/ 1/2033	3,746	3,820
5.00%, 10/ 1/2025	1,012	1,045	5.00%, 8/ 1/2033	11,720	12,087
6.50%, 10/ 1/2025	19	20	5.00%, 8/ 1/2033	12,043	12,423
6.50%, 10/ 1/2025	13	14	5.50%, 8/ 1/2033	8,979	9,315
6.50%, 4/ 1/2027	5	6	5.50%, 10/ 1/2033	184	191
7.00%, 1/ 1/2028	1,711	1,864	6.00%, 11/ 1/2033	4,527	4,757
6.50%, 2/ 1/2028	1	1	6.00%, 11/ 1/2033	3,905	4,104
6.00%, 6/ 1/2028	77	81	5.50%, 12/ 1/2033	10,985	11,407

See accompanying notes

261

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.50%, 12/ 1/2033	$ 4,400 $	4,569	5.87%, 11/ 1/2036 (a)	$ 306 $	319
6.00%, 12/ 1/2033	3,964	4,160	5.73%, 1/ 1/2037 (a)	11,276	11,775
5.00%, 1/ 1/2034	6,283	6,480	5.84%, 1/ 1/2037 (a)	17,730	18,426
5.50%, 1/ 1/2034	10,635	11,035	6.51%, 1/ 1/2037 (a)	1,536	1,602
5.00%, 5/ 1/2034	13,417	13,829	5.69%, 6/ 1/2037 (a)	1,281	1,336
5.00%, 5/ 1/2034	1,339	1,380	5.69%, 6/ 1/2037 (a)	2,287	2,388

6.00%, 5/ 1/2034	8,817	9,262			403,934

6.00%, 5/ 1/2034	7,468	7,793
			Federal National Mortgage Association (FNMA) (29.90%)
6.00%, 9/ 1/2034	881	926	4.50%, 5/ 1/2039 (b)	5,000	5,087
5.00%, 12/ 1/2034	459	473	4.50%, 3/ 1/2010	40	42
6.00%, 1/ 1/2035	10,162	10,602	6.50%, 4/ 1/2010	7	7
6.00%, 2/ 1/2035	7,395	7,767	7.00%, 6/ 1/2010	6	6
6.00%, 2/ 1/2035	662	696	7.00%, 9/ 1/2010	3	3
6.50%, 4/ 1/2035	58	62	7.00%, 9/ 1/2010	2	2
5.00%, 5/ 1/2035	1,127	1,160	7.00%, 9/ 1/2010	1	1
4.50%, 6/ 1/2035	21,812	22,204	7.00%, 9/ 1/2010	1	1
5.00%, 7/ 1/2035	17,644	18,169	7.00%, 9/ 1/2010	5	5
5.00%, 7/ 1/2035	62	64	7.00%, 9/ 1/2010	-	1
5.00%, 7/ 1/2035	621	639	7.00%, 10/ 1/2010	1	1
5.50%, 9/ 1/2035	19,581	20,302	7.00%, 10/ 1/2010	2	2
5.00%, 10/ 1/2035	116	120	7.00%, 11/ 1/2010	2	2
5.50%, 10/ 1/2035	18,223	18,894	7.00%, 11/ 1/2010	1	1
5.00%, 11/ 1/2035	4,750	4,891	7.00%, 5/ 1/2011	7	7
7.00%, 7/ 1/2036	11,501	12,261	7.00%, 3/ 1/2012	2	2
6.00%, 8/ 1/2036	2,952	3,087	6.50%, 6/ 1/2016	24	25
6.00%, 10/ 1/2036 (a)	774	810	6.00%, 12/ 1/2016	1,465	1,546
7.00%, 1/ 1/2037	2,102	2,241	5.50%, 1/ 1/2017	2,550	2,682
6.50%, 2/ 1/2037	365	387	6.00%, 1/ 1/2017	63	66
6.00%, 3/ 1/2037	1,475	1,542	9.00%, 3/ 1/2017	2	2
6.00%, 4/ 1/2037	3,816	3,990	6.00%, 4/ 1/2017	117	124
6.00%, 5/ 1/2037	1,200	1,255	6.00%, 8/ 1/2017	2,585	2,728
5.50%, 7/ 1/2037	636	659	5.50%, 9/ 1/2017	316	331
6.50%, 12/ 1/2037	923	979	5.50%, 9/ 1/2017	70	73
6.00%, 1/ 1/2038 (a)	463	483	5.50%, 12/ 1/2017	3,137	3,287
6.00%, 1/ 1/2038	3,641	3,804	5.00%, 1/ 1/2018	505	527
6.00%, 3/ 1/2038	831	869	5.50%, 3/ 1/2018	325	341
5.50%, 4/ 1/2038	472	488	5.50%, 5/ 1/2018	6,306	6,604
6.00%, 4/ 1/2038	1,450	1,515	5.00%, 6/ 1/2018	11,601	12,087
5.50%, 5/ 1/2038	1,028	1,064	6.00%, 8/ 1/2018	1,264	1,327
6.00%, 6/ 1/2038	2,276	2,378	5.00%, 11/ 1/2018	1,840	1,918
6.00%, 7/ 1/2038	3,727	3,895	9.00%, 1/ 1/2019	1	1
9.50%, 6/ 1/2016	6	6	5.00%, 4/ 1/2019	465	483
9.50%, 4/ 1/2017	15	16	5.50%, 6/ 1/2019	81	85
5.18%, 10/ 1/2032 (a)	8	8	5.50%, 6/ 1/2019	99	103
5.25%, 9/ 1/2033 (a)	106	107	5.50%, 7/ 1/2019	220	230
4.66%, 8/ 1/2035 (a)	1,362	1,385	5.50%, 7/ 1/2019	49	51
6.78%, 3/ 1/2036 (a)	1,139	1,173	5.50%, 7/ 1/2019	103	108
6.49%, 7/ 1/2036 (a)	2,013	2,086	5.50%, 7/ 1/2019	120	126

See accompanying notes

262

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 7/ 1/2019	$ 211 $	220	6.50%, 12/ 1/2031	$ 16 $	17
5.50%, 8/ 1/2019	58	61	6.00%, 1/ 1/2032	1,389	1,467
5.50%, 8/ 1/2019	414	433	6.50%, 1/ 1/2032	469	503
5.50%, 9/ 1/2019	379	397	6.50%, 3/ 1/2032	1,347	1,443
4.50%, 12/ 1/2019	535	553	6.50%, 3/ 1/2032	572	613
4.50%, 1/ 1/2020	1,767	1,826	6.50%, 4/ 1/2032	1,943	2,081
7.00%, 5/ 1/2022	82	89	6.50%, 4/ 1/2032	78	84
8.00%, 5/ 1/2022	26	28	7.00%, 7/ 1/2032	374	404
6.00%, 12/ 1/2022	160	169	6.50%, 8/ 1/2032	787	843
8.50%, 2/ 1/2023	6	6	7.50%, 8/ 1/2032	104	113
6.50%, 9/ 1/2024	1,455	1,544	6.00%, 11/ 1/2032	123	130
8.00%, 9/ 1/2024	-	1	6.50%, 11/ 1/2032	689	735
7.50%, 12/ 1/2024	367	397	6.50%, 11/ 1/2032	1,140	1,217
8.00%, 12/ 1/2024	3	4	6.50%, 11/ 1/2032	333	356
8.00%, 1/ 1/2025	1	1	6.50%, 12/ 1/2032	2,044	2,190
8.00%, 1/ 1/2025	2	2	5.50%, 2/ 1/2033	7,856	8,172
8.50%, 9/ 1/2025	4	5	6.50%, 2/ 1/2033	918	980
5.00%, 1/ 1/2026	1,413	1,458	3.62%, 3/ 1/2033 (a)	794	798
5.50%, 6/ 1/2026	1,336	1,390	5.50%, 3/ 1/2033	5,130	5,340
7.00%, 3/ 1/2027	29	31	6.00%, 4/ 1/2033	1,072	1,132
3.35%, 3/ 1/2028 (a)	20	20	5.50%, 5/ 1/2033	582	610
6.50%, 8/ 1/2028	206	221	5.50%, 5/ 1/2033	4,713	4,897
7.00%, 8/ 1/2028	255	273	5.50%, 5/ 1/2033	6,621	6,878
6.50%, 9/ 1/2028	64	69	5.50%, 7/ 1/2033	4,127	4,294
6.50%, 11/ 1/2028	38	41	5.50%, 9/ 1/2033	2,425	2,523
6.50%, 11/ 1/2028	149	160	5.13%, 11/ 1/2033 (a)	13	14
6.50%, 12/ 1/2028	107	115	5.08%, 12/ 1/2033 (a)	650	675
7.00%, 12/ 1/2028	223	238	6.00%, 1/ 1/2034	5,315	5,601
6.50%, 1/ 1/2029	52	56	5.50%, 2/ 1/2034	5,050	5,257
6.50%, 2/ 1/2029	113	122	5.50%, 2/ 1/2034	18,796	19,499
6.00%, 3/ 1/2029	413	437	6.00%, 2/ 1/2034	887	931
6.50%, 3/ 1/2029	299	321	5.50%, 3/ 1/2034	5,097	5,304
6.50%, 4/ 1/2029	552	594	6.00%, 3/ 1/2034	2,711	2,852
7.00%, 4/ 1/2029	103	112	5.50%, 4/ 1/2034	4,157	4,322
7.00%, 7/ 1/2029	249	267	5.00%, 6/ 1/2034	11,763	12,132
7.50%, 7/ 1/2029	220	239	5.50%, 7/ 1/2034	5,148	5,336
7.50%, 2/ 1/2030	121	132	6.50%, 7/ 1/2034	1,912	2,034
9.00%, 9/ 1/2030	79	88	6.50%, 7/ 1/2034	3,469	3,720
7.50%, 1/ 1/2031	8	9	4.96%, 9/ 1/2034 (a)	2,921	2,963
7.50%, 5/ 1/2031	11	12	5.50%, 9/ 1/2034	15,736	16,322
6.50%, 6/ 1/2031	1,044	1,109	5.50%, 9/ 1/2034	4,053	4,213
6.50%, 6/ 1/2031	289	310	6.00%, 9/ 1/2034	8,035	8,393
6.50%, 6/ 1/2031	163	175	5.50%, 1/ 1/2035	9,989	10,384
6.00%, 8/ 1/2031	2,058	2,174	5.50%, 2/ 1/2035	12,529	13,014
6.50%, 9/ 1/2031	61	65	5.00%, 4/ 1/2035	951	980
7.00%, 11/ 1/2031	1,322	1,427	5.00%, 5/ 1/2035	1,259	1,297
6.00%, 12/ 1/2031	89	94	5.00%, 7/ 1/2035	451	465
6.00%, 12/ 1/2031	33	35	5.00%, 7/ 1/2035	3,373	3,477

See accompanying notes

263

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (5.38%)
5.06%, 7/ 1/2035 (a)	$ 858 $	876	5.50%, 12/15/2013	$ 14 $		15
5.50%, 7/ 1/2035	3,700	3,844	5.50%, 1/15/2014	94		99
5.00%, 8/ 1/2035	576	594	5.50%, 1/15/2014	52		55
5.07%, 8/ 1/2035 (a)	4,030	4,154	5.50%, 2/15/2014	37		39
5.50%, 9/ 1/2035	1,586	1,647	5.50%, 3/15/2014	133		140
5.59%, 11/ 1/2035 (a)	903	939	13.50%, 9/15/2014	1		1
6.50%, 2/ 1/2036	10,888	11,541	13.50%, 12/15/2014	4		5
6.50%, 4/ 1/2036	114	121	9.50%, 4/15/2016	5		5
6.50%, 5/ 1/2036	13,549	14,375	8.00%, 8/15/2016	70		75
6.50%, 8/ 1/2036	1,823	1,935	9.50%, 9/15/2016	4		5
6.50%, 8/ 1/2036	745	790	9.50%, 11/15/2016	24		26
6.00%, 9/ 1/2036	1,565	1,639	8.00%, 12/15/2016	14		15
6.01%, 10/ 1/2036 (a)	5,231	5,476	7.50%, 4/15/2017	7		8
6.50%, 10/ 1/2036	440	467	7.50%, 4/15/2017	53		56
6.50%, 11/ 1/2036	484	514	7.50%, 4/15/2017	55		59
5.50%, 2/ 1/2037	3,276	3,398	8.00%, 4/15/2017	14		16
5.50%, 2/ 1/2037	106	110	8.00%, 4/15/2017	11		12
6.00%, 4/ 1/2037	17,309	18,114	8.00%, 4/15/2017	19		20
5.74%, 5/ 1/2037 (a)	3,900	4,079	7.50%, 5/15/2017	15		15
6.14%, 5/ 1/2037 (a)	1,498	1,562	8.00%, 5/15/2017	12		13
5.00%, 6/ 1/2037	8,825	9,088	8.00%, 6/15/2017	15		16
5.50%, 6/ 1/2037	1,517	1,574	8.00%, 6/15/2017	18		20
5.50%, 6/ 1/2037	1,900	1,971	8.00%, 7/15/2017	10		10
6.50%, 7/ 1/2037	192	204	9.50%, 7/15/2017	36		39
6.50%, 7/ 1/2037	257	272	9.50%, 7/15/2017	22		24
6.50%, 8/ 1/2037	844	896	9.50%, 10/15/2017	12		13
6.50%, 10/ 1/2037	1,192	1,265	9.50%, 11/15/2017	24		26
6.00%, 11/ 1/2037	2,010	2,103	7.50%, 7/15/2018	20		21
6.50%, 1/ 1/2038	120	127	9.50%, 9/15/2020	18		20
5.50%, 2/ 1/2038	3,131	3,247	9.50%, 8/15/2021	213		234
6.00%, 2/ 1/2038	1,417	1,483	9.00%, 11/15/2021	219		237
6.00%, 2/ 1/2038 (a)	1,350	1,413	7.50%, 12/15/2021	39		41
6.50%, 2/ 1/2038	172	182	7.50%, 12/15/2021	29		32
5.50%, 3/ 1/2038	1,885	1,955	7.50%, 2/15/2022	53		57
5.50%, 3/ 1/2038	4,517	4,685	8.00%, 2/15/2022	56		60
6.00%, 3/ 1/2038	432	452	7.50%, 3/15/2022	5		6
6.00%, 3/ 1/2038	1,452	1,519	7.50%, 3/15/2022	12		13
6.50%, 3/ 1/2038	164	174	7.50%, 3/15/2022	33		35
6.00%, 4/ 1/2038	1,645	1,721	7.50%, 4/15/2022	21		22
5.50%, 5/ 1/2038	1,916	1,987	7.50%, 4/15/2022	18		20
6.00%, 5/ 1/2038	19,211	20,104	7.50%, 4/15/2022	38		41
6.50%, 5/ 1/2038	89	95	7.50%, 4/15/2022	21		23
5.50%, 6/ 1/2038	1,136	1,178	8.00%, 4/15/2022	92		99
6.00%, 7/ 1/2038	2,365	2,475	7.50%, 5/15/2022	37		39
5.50%, 9/ 1/2038	2,888	2,995	7.50%, 7/15/2022	60		65
5.50%, 11/ 1/2038	2,486	2,578	7.50%, 8/15/2022	23		25
5.00%, 4/ 1/2039	20,000	20,572	7.50%, 8/15/2022	29		31

		397,050	7.50%, 8/15/2022	7		7

See accompanying notes

264

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 8/15/2022	$ 2 $	2	7.00%, 12/15/2023	$ 63 $		67
7.50%, 8/15/2022	10	11	6.00%, 1/15/2024	49		52
7.50%, 8/15/2022	22	24	6.50%, 1/15/2024	63		67
7.50%, 8/15/2022	78	84	6.50%, 1/15/2024	26		28
7.50%, 8/15/2022	68	73	6.50%, 1/15/2024	91		96
7.00%, 11/15/2022	40	42	6.50%, 1/15/2024	36		38
7.00%, 11/15/2022	13	13	6.50%, 1/15/2024	77		81
7.00%, 11/15/2022	62	66	6.50%, 1/15/2024	74		78
7.00%, 11/15/2022	38	41	6.50%, 1/15/2024	27		28
7.50%, 11/15/2022	39	42	6.50%, 1/15/2024	38		40
7.00%, 12/15/2022	15	16	6.00%, 2/15/2024	60		63
7.00%, 12/15/2022	120	128	6.00%, 2/15/2024	136		142
7.00%, 1/15/2023	56	60	6.00%, 2/15/2024	62		66
7.00%, 1/15/2023	20	22	6.00%, 3/15/2024	35		36
7.00%, 1/15/2023	20	21	6.50%, 3/15/2024	198		209
7.00%, 2/15/2023	257	275	6.50%, 3/15/2024	33		35
7.50%, 2/15/2023	6	6	7.50%, 3/15/2024	67		72
7.50%, 2/15/2023	21	22	6.50%, 4/15/2024	63		67
7.00%, 3/15/2023	27	28	6.50%, 7/15/2024	184		194
7.50%, 5/15/2023	21	23	7.50%, 8/15/2024	6		6
7.50%, 5/15/2023	8	8	7.25%, 9/15/2025	74		80
7.50%, 5/15/2023	80	87	6.50%, 10/15/2025	42		44
7.50%, 6/15/2023	23	25	6.50%, 1/15/2026	28		30
7.00%, 7/15/2023	26	28	7.00%, 1/15/2026	58		62
7.00%, 7/15/2023	91	97	6.50%, 3/15/2026	59		63
7.00%, 7/15/2023	29	31	7.00%, 5/15/2026	9		10
7.00%, 8/15/2023	27	29	7.00%, 1/15/2027	69		74
6.50%, 9/15/2023	36	38	7.00%, 3/15/2027	39		42
6.50%, 9/15/2023	61	65	7.50%, 4/15/2027	6		6
6.50%, 9/15/2023	46	49	7.50%, 5/15/2027	55		59
6.50%, 9/15/2023	66	70	7.50%, 5/15/2027	16		17
6.00%, 10/15/2023	310	327	7.50%, 6/15/2027	39		42
6.50%, 10/15/2023	53	56	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	26	27	7.00%, 10/15/2027	60		64
7.00%, 10/15/2023	53	56	7.00%, 10/15/2027	5		5
7.50%, 10/15/2023	10	11	7.00%, 10/15/2027	4		4
6.00%, 11/15/2023	151	160	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	116	122	7.00%, 11/15/2027	148		159
6.50%, 11/15/2023	21	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	36	39	7.00%, 12/15/2027	4		4
6.00%, 12/15/2023	87	92	7.00%, 12/15/2027	58		62
6.00%, 12/15/2023	68	71	6.50%, 2/15/2028	36		39
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	2		3
6.50%, 12/15/2023	124	131	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	91	96	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	86	91	7.00%, 4/15/2028	105		113
6.50%, 12/15/2023	37	39	7.00%, 5/15/2028	1		1
7.00%, 12/15/2023	33	35	7.00%, 5/15/2028	1		1

See accompanying notes

265

Schedule of Investments
Mortgage Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 6/15/2028	$ 188 $	202	6.50%, 3/20/2031	$ 352 $	375
7.00%, 12/15/2028	167	179	6.50%, 4/20/2031	270	288
7.00%, 1/15/2029	129	139	7.00%, 6/20/2031	190	204
7.00%, 3/15/2029	130	139	6.00%, 5/20/2032 (a)	1,640	1,713
7.00%, 4/15/2029	111	119	5.50%, 7/20/2033	8,295	8,629
7.00%, 4/15/2029	235	253	6.00%, 7/20/2033	5,385	5,638
7.50%, 8/15/2029	276	298	5.50%, 2/20/2034	8,849	9,200
7.50%, 9/15/2029	71	77	5.50%, 3/20/2034	8,388	8,721
7.50%, 9/15/2029	96	104	6.50%, 4/20/2034	2,154	2,269
7.50%, 10/15/2029	130	141	6.50%, 5/20/2034	1,725	1,817
7.50%, 11/15/2029	120	130	5.50%, 5/20/2035	1,179	1,226

7.50%, 11/15/2029	98	106			71,472

7.75%, 12/15/2029	54	59
			U.S. Treasury (1.53%)
8.00%, 12/15/2030	16	18	1.50%, 10/31/2010	3,500	3,540
7.00%, 5/15/2031	33	35	1.88%, 2/28/2014	6,478	6,445
6.50%, 7/15/2031	9	10	4.13%, 5/15/2015	8,750	9,653
7.00%, 7/15/2031	9	10	6.13%, 8/15/2029	500	638

7.00%, 9/15/2031	9	10			20,276

6.50%, 10/15/2031	68	73
6.50%, 7/15/2032	798	850	U.S. Treasury Inflation-Indexed Obligations (0.85%)
			3.00%, 7/15/2012	10,739	11,337
6.50%, 7/15/2032	68	72
6.00%, 8/15/2032	327	345
			U.S. Treasury Strip (1.05%)
6.00%, 9/15/2032	366	386
			0.00%, 11/15/2015 (c)	4,000	3,348
6.00%, 2/15/2033	79	83
			0.00%, 5/15/2020 (c)	13,800	8,923
5.00%, 2/15/2034	986	1,023
			0.00%, 11/15/2021 (c)	2,900	1,726

6.00%, 8/15/2034	10,962	11,500
					13,997
6.00%, 8/15/2038	1,899	1,983

5.50%, 1/15/2039	977	1,016	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 918,066

5.50%, 1/15/2039	3,093	3,217
9.50%, 9/20/2018	103	113	REPURCHASE AGREEMENTS (4.04%)
9.50%, 12/20/2020	27	30	Diversified Banking Institutions (4.04%)
9.50%, 1/20/2021	5	5	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
9.50%, 2/20/2021	3	4	dated 04/30/09 maturing 05/01/09
9.50%, 3/20/2021	7	7	(collateralized by Sovereign Agency
6.00%, 1/20/2024	43	45	Issues; $18,249,000; 0.00% - 5.87%; dated
6.00%, 4/20/2024	79	83	09/11/09 - 01/22/37)	$ 17,891$	17,891
6.50%, 4/20/2024	43	46	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
6.00%, 5/20/2024	45	48	0.15% dated 04/30/09 maturing 05/01/09
6.00%, 5/20/2024	33	35	(collateralized by Sovereign Agency
6.00%, 10/20/2024	56	58	Issues; $18,249,000; 0.93% - 5.00%; dated
6.80%, 4/20/2025	88	93	03/30/10 - 01/08/14)	17,891	17,891
6.00%, 9/20/2025	32	34
6.00%, 11/20/2025	40	42
6.00%, 4/20/2026	273	286
6.50%, 7/20/2026	23	24
6.00%, 10/20/2028	43	45
6.50%, 10/20/2028	37	40
6.00%, 2/20/2029	417	436

See accompanying notes

266

Schedule of Investments Mortgage Securities Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $18,249,000; 1.00% - 7.125%;
dated 05/04/09 - 02/15/30)	$ 17,892$	17,892

		53,674

TOTAL REPURCHASE AGREEMENTS	$ 53,674

Total Investments	$ 1,329,703
Liabilities in Excess of Other Assets, Net - (0.13)%		(1,725)

TOTAL NET ASSETS - 100.00%	$ 1,327,978

(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
(b)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(c) Security is a Principal Only strip.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,385
Unrealized Depreciation		(32,172)

Net Unrealized Appreciation (Depreciation)		3,213
Cost for federal income tax purposes		1,326,490
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		88.58%
Government		6.36%
Financial		4.25%
Asset Backed Securities		0.94%
Liabilities in Excess of Other Assets, Net		(0.13%)

TOTAL NET ASSETS		100.00%

See accompanying notes

267

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.39%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.39%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.13%;
Strategies Fund Inc	25,500 $	141	Series R	378,300$	3,034
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.25%;
Inc	242,500	1,467	Series P	252,200	1,954
Blackrock Preferred Opportunity Trust	121,600	861	Royal Bank of Scotland Group PLC 6.35%;
Flaherty & Crumrine/Claymore Preferred			Series N	461,132	3,597
Securities Income Fund Inc	335,900	2,580	Royal Bank of Scotland Group PLC 6.40%;
Flaherty & Crumrine/Claymore Total Return			Series M	196,600	1,585
Fund Inc	109,500	838	Royal Bank of Scotland Group PLC 6.60%;

		5,887	Series S	532,700	4,341

			Royal Bank of Scotland Group PLC 6.75%;
TOTAL COMMON STOCKS	$ 5,887		Series Q	567,439	4,852

CONVERTIBLE PREFERRED STOCKS (0.16%)			Royal Bank of Scotland Group PLC 7.25%;
			Series H	93,500	837
Agricultural Operations (0.16%)
			Royal Bank of Scotland Group PLC 7.25%;
Archer-Daniels-Midland Co	70,300	2,356	Series T	50,500	440

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,356				50,866

PREFERRED STOCKS (70.59%)			Diversified Financial Services (1.80%)
Cable/Satellite TV (1.48%)			Citigroup Capital IX	126,600	1,386
Comcast Corp 6.63%	413,854	8,563	Citigroup Capital VII	421,000	5,136
Comcast Corp 7.00%; Series B	317,200	6,943	Citigroup Capital VIII	131,279	1,523
Comcast Corp 7.00%	296,045	6,646	Citigroup Capital X	205,300	2,244

		22,152	Citigroup Capital XI	212,300	2,336

Cellular Telecommunications (0.07%)			Citigroup Capital XIV	46,000	527
United States Cellular Corp	11,900	216	Citigroup Capital XIX	87,400	1,053
US Cellular Corp	38,400	768	Citigroup Capital XV	120,200	1,316

		984	Citigroup Capital XVI	145,700	1,578

			Citigroup Capital XX	145,700	1,894
Commercial Banks (5.76%)
			General Electric Capital Corp 5.88%	39,648	842
ASBC Capital I	126,801	2,282
			General Electric Capital Corp 6.00%	98,800	2,073
Banesto Holdings (a)	11,700	239
			General Electric Capital Corp 6.05%	108,500	2,326
Barclays Bank PLC 6.63%	78,600	1,089
			General Electric Capital Corp 6.10%	21,700	471
Barclays Bank PLC 7.10%	1,106,535	15,890
			General Electric Capital Corp 6.45%	24,000	532
Barclays Bank PLC 7.75%	635,629	9,757
			General Electric Capital Corp 6.50%	22,600	525
Barclays Bank PLC 8.13%	350,639	5,572
			Harris Preferred Capital Corp	71,900	1,176

BB&T Capital Trust V	964,500	23,717
					26,938

CoBank ACB (a)	202,000	8,874
HSBC USA Inc	16,200	484	Electric - Integrated (7.51%)
M&T Capital Trust IV	381,700	9,390	Alabama Power Co - Series 2007B	130,522	3,263
National Bank of Greece SA	413,000	7,686	Alabama Power Co - Series II	422,810	10,591
Regions Financing Trust III	57,700	942	DTE Energy Trust I	18,300	443
VNB Capital Trust I	7,000	164	Entergy Arkansas Inc	2,000	50

		86,086	Entergy Louisiana LLC	139,717	3,519

			Entergy Mississippi Inc 6.00%	4,100	102
Diversified Banking Institutions (3.40%)
			Entergy Mississippi Inc 7.25%	149,100	3,710
Bank of America Corp	324,000	4,539
			FPL Group Capital Inc 6.60%	53,100	1,326
HSBC Holdings PLC 6.20%	1,058,100	17,183
			FPL Group Capital Inc 7.45%	5,000	133
HSBC Holdings PLC 8.13%	1,600	35
			FPL Group Capital Inc 8.75%	473,770	12,626
JP Morgan Chase & Co	286,200	6,892
			FPL Group Capital Trust I	283,769	6,720
Royal Bank of Scotland Group PLC 5.75%;
Series L	211,373	1,577	Georgia Power Capital Trust VII	106,000	2,565
			Georgia Power Co 5.70%	14,800	366

See accompanying notes

268

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

Electric - Integrated (continued)			Finance - Other Services (continued)

Georgia Power Co 5.75%	17,400 $	424	National Rural Utilities Cooperative Finance

Georgia Power Co 5.90%	54,330	1,358	Corp 6.10%	73,100 $	1,462

Georgia Power Co 6.00%	4,700	117	National Rural Utilities Cooperative Finance
			Corp 6.75%	65,400	1,419

Georgia Power Co 6.375%	13,800	356
					6,445

Georgia Power Co 6.50%	50,000	4,100

Georgia Power Co 8.20%	250,000	7,023	Financial Guarantee Insurance (0.25%)

Gulf Power Co 5.75%	1,400	35	Financial Security Assurance Holdings Ltd
			5.60%	74,600	612
Gulf Power Co 5.88%	8,600	213
			Financial Security Assurance Holdings Ltd
Mississippi Power Co	23,000	569
			6.25%	350,225	3,162

PPL Capital Funding Inc	448,500	11,078
					3,774

PPL Electric Utilities Corp	22,705	455

PPL Energy Supply LLC	216,600	5,500	Insurance Brokers (0.05%)

South Carolina Electric & Gas Co	95,000	7,677	ABN AMRO North America Capital
			Funding Trust I (a)	2,500	725
Wisconsin Public Service Corp	27,500	2,435

Xcel Energy Inc 7.60%	1,015,089	25,570	Investment Management & Advisory Services (1.69%)

		112,324	Deutsche Bank Contingent Capital Trust II	1,491,000	20,084

Fiduciary Banks (0.20%)			Deutsche Bank Contingent Capital Trust III	325,600	5,128

BNY Capital V	149,975	2,998			25,212

			Life & Health Insurance (2.59%)
Finance - Consumer Loans (0.48%)
			Delphi Financial Group Inc 7.38%	481,700	6,334
HSBC Finance Corp 6.88%	338,255	6,924
			Delphi Financial Group Inc 8.00%	52,900	832
HSBC Finance Corp 6.00%	17,100	315

			Lincoln National Capital VI	155,637	2,159
		7,239

			Lincoln National Corp 6.75%	25,300	311

Finance - Investment Banker & Broker (4.62%)			PLC Capital Trust III	12,400	161

Credit Suisse Guernsey Ltd	708,000	14,160	PLC Capital Trust IV	41,400	499

JP Morgan Chase Capital X	40,100	886	PLC Capital Trust V	267,300	2,587

JP Morgan Chase Capital XI	166,542	3,106	Protective Life Corp	561,700	6,549

JP Morgan Chase Capital XII	128,000	2,483	Prudential Financial Inc	750,600	14,412

JP Morgan Chase Capital XIV	136,200	2,652	Prudential PLC 6.50%	133,182	1,930

JP Morgan Chase Capital XIX	4,600	92	Prudential PLC 6.75%	171,992	2,537

JP Morgan Chase Capital XXVI	571,100	12,650	Torchmark Capital Trust III	23,100	427

Merrill Lynch Capital Trust III 7.375%	12,800	163			38,738

Merrill Lynch Preferred Capital Trust IV	85,500	1,046
			Money Center Banks (2.95%)
Merrill Lynch Preferred Capital Trust V	140,294	1,780
			BNY Capital IV	38,000	872
Morgan Stanley Capital Trust III	296,300	4,755
			Fleet Capital Trust IX	77,600	883
Morgan Stanley Capital Trust IV	499,171	7,887
			JP Morgan Chase Capital XVI	61,400	1,209
Morgan Stanley Capital Trust V	469,150	7,014
			National Westminster Bank Plc	82,200	855
Morgan Stanley Capital Trust VI	359,830	5,973
			Santander Finance Preferred SA Unipersonal
Morgan Stanley Capital Trust VII	176,800	2,967	6.00%	157,000	1,633

Morgan Stanley Capital Trust VIII	88,800	1,442	Santander Finance Preferred SA Unipersonal

		69,056	6.50%	2,047,417	30,691

			Santander Finance Preferred SA Unipersonal
Finance - Mortgage Loan/Banker (0.48%)
			6.80%	535,904	7,904

Countrywide Financial Corp	602,319	7,240
					44,047

Finance - Other Services (0.43%)			Multi-Line Insurance (4.26%)

ABN AMRO Capital Funding Trust V	149,700	1,165	Aegon NV 4.00%	67,500	511

ABN AMRO Capital Funding Trust VII	239,500	1,899	Aegon NV 6.375%	666,607	6,366

National Rural Utilities Cooperative Finance			Aegon NV 6.50%	98,658	999

Corp 5.95%	25,000	500	Allianz SE	957,650	17,860

See accompanying notes

269

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
ING Groep NV 6.13%	220,500 $	2,309	USB Capital VII	170,200 $	3,166
ING Groep NV 6.20%	89,900	936	USB Capital VIII	44,700	848
ING Groep NV 6.38%	887,600	9,622	USB Capital X	160,800	3,119
ING Groep NV 7.05%	879,438	10,289	USB Capital XI	365,992	7,386
ING Groep NV 7.20%	99,400	1,211	USB Capital XII	253,700	4,823
ING Groep NV 7.38%	967,100	11,547	Wachovia Capital Trust IV	61,252	1,050
ING Groep NV 8.50%	27,500	389	Wachovia Capital Trust IX	622,300	10,517
MetLife Inc 6.50%	1,700	31	Wachovia Capital Trust X	34,400	684
XL Capital Ltd (a)(b)	200,000	1,636	Wachovia Corp 7.25%	397,254	5,855

		63,706	Wells Fargo Capital IV	73,421	1,575

			Wells Fargo Capital IX	178,943	3,069
Multimedia (0.58%)
Viacom Inc	478,500	8,637	Wells Fargo Capital VII	364,139	6,311
			Wells Fargo Capital VIII	15,600	268
Oil Company - Exploration & Production (0.27%)			Wells Fargo Capital XI	19,800	359
Nexen Inc	217,060	3,972	Wells Fargo Capital XII	255,800	5,633
			Wells Fargo Capital XIV	371,748	8,970

Property & Casualty Insurance (2.27%)					159,448

Arch Capital Group Ltd 7.88%	130,300	2,506
			Reinsurance (1.73%)
Arch Capital Group Ltd 8.00%	559,082	11,137
			Everest Re Capital Trust II	381,319	6,582
Berkley W R Capital Trust	784,925	16,483
			PartnerRe Ltd 6.50%	201,766	3,603
Markel Corp	172,000	3,868

			PartnerRe Ltd 6.75%	134,800	2,606
		33,994

			RenaissanceRe Holdings Ltd - Series B	107,200	2,037
Regional Banks (10.67%)			RenaissanceRe Holdings Ltd - Series C	249,435	4,001
BAC Capital Trust I	83,200	1,182	RenaissanceRe Holdings Ltd - Series D	391,400	7,045

BAC Capital Trust II	92,500	1,300			25,874

BAC Capital Trust III	26,300	386
			REITS - Apartments (0.63%)
BAC Capital Trust IV	35,600	424
			BRE Properties Inc - Series C	205,977	3,603
BAC Capital Trust V	111,700	1,354
			BRE Properties Inc - Series D	15,076	257
BAC Capital Trust VIII	162,900	2,053
			Equity Residential	6,300	126
BAC Capital Trust X	26,300	335
			UDR Inc	325,500	5,371

BAC Capital Trust XII	210,500	2,840
					9,357

Bank One Capital VI	341,609	7,092
Fifth Third Capital Trust V	94,300	1,216	REITS - Diversified (3.31%)
Fifth Third Capital Trust VI	312,071	4,026	Duke Realty Corp 6.50%	287,400	3,731
Fifth Third Capital Trust VII	130,300	1,974	Duke Realty Corp 6.60%	63,100	817
Fleet Capital Trust VIII	124,822	1,620	Duke Realty Corp 6.63%	238,000	3,165
KeyCorp Capital IX	96,100	1,182	Duke Realty Corp 6.95%	327,111	4,367
KeyCorp Capital V	187,600	2,176	Duke Realty Corp 7.25%	141,532	1,925
Keycorp Capital VI	55,200	675	Duke Realty Corp 8.38%	676,037	10,817
KeyCorp Capital VIII	217,900	2,732	PS Business Parks Inc - Series H	161,600	2,749
KeyCorp Capital X	114,700	1,585	PS Business Parks Inc - Series I	166,100	2,771
National City Capital Trust II	309,708	5,027	PS Business Parks Inc Series K	88,100	1,722
National City Capital Trust III	113,500	1,793	PS Business Parks Inc Series L	2,400	43
PNC Capital Trust C	760,700	16,157	PS Business Parks Inc - Series M	24,700	432
PNC Capital Trust D	568,900	10,223	PS Business Parks Inc Series O	36,900	638
PNC Financial Services Group Inc	188,727	4,048	PS Business Parks Inc - Series P	523,600	8,414
SunTrust Capital IX	609,800	10,367	Sovereign Real Estate Investment Trust (a)	1,100	649
Union Planters Preferred Funding Corp (a)(c)	10	200	Vornado Realty Trust - Series E	5,300	91
USB Capital VI	774,500	13,848	Vornado Realty Trust - Series F	256,048	4,253

See accompanying notes

270

Schedule of Investments
Preferred Securities Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Diversified (continued)			REITS - Warehouse & Industrial (continued)
Vornado Realty Trust - Series G	16,000 $	266	AMB Property Corp - Series P	149,358$	2,419
Vornado Realty Trust - Series H	33,300	568	First Industrial Realty Trust Inc - Series J	174,600	1,556
Vornado Realty Trust - Series I	123,300	2,096	First Industrial Realty Trust Inc - Series K	12,100	116

		49,514	Prologis - Series F	3,600	46

			Prologis - Series G	93,600	1,202

REITS - Mortgage (0.06%)
PFGI Capital Corp	48,300	842			8,317

			Special Purpose Entity (2.65%)
REITS - Office Property (0.68%)			Citigroup Capital XVII	167,400	1,825
HRPT Properties Trust - Series B	81,251	1,166	Corporate-Backed Trust Certificates 6.00%;
HRPT Properties Trust - Series C	748,200	8,978	Series GS	169,500	2,653

		10,144	Corporate-Backed Trust Certificates 6.00%	6,100	82

			Corporate-Backed Trust Certificates 6.30%	6,900	120
REITS - Shopping Centers (3.83%)
Developers Diversified Realty Corp 7.50%	75,112	633	Corporate-Backed Trust Certificates 7.63%	34,700	850
Developers Diversified Realty Corp 8.00%	134,100	1,259	Corporate-Backed Trust Certificates - Series
			BMY	15,700	361
Kimco Realty Corp 6.65%	74,500	1,174
			CORTS Trust for Bristol Meyers Squibb	35,400	883
Kimco Realty Corp 7.75%	1,386,000	25,156
			CORTS Trust for First Union Institutional
Regency Centers Corp 6.70%	268,500	4,806	Capital I	41,000	789
Regency Centers Corp 7.25%	253,000	4,744	CORTS Trust for General Electric Capital
Regency Centers Corp 7.45%	245,744	4,721	Corp	10,800	207
Weingarten Realty Investors 6.50%	775,500	11,485	CORTS Trust for Goldman Sachs Capital I	13,600	237
Weingarten Realty Investors 6.75%	3,800	59	CORTS Trust for SunAmerica	14,016	128
Weingarten Realty Investors 6.95%	203,300	3,212	CORTS Trust II for Bellsouth

		57,249	Telecommunications (c)	29,600	650

			CORTS Trust II for Goldman Sachs Capital I	8,800	152
REITS - Single Tenant (0.65%)
			CORTS Trust III for Verizon Global Funding
Realty Income Corp - Series D	497,093	9,450	Corp	900	23
Realty Income Corp - Series E	12,900	277	CORTS Trust VI for IBM Debentures	2,800	70

		9,727	CORTS-IBM	6,200	155

REITS - Storage (2.60%)			Deutsche Bank Capital Funding Trust IX	110,400	1,569
Public Storage Inc 6.18%; Series D	40,600	751	Deutsche Bank Capital Funding Trust VIII	604,700	8,049
Public Storage Inc 6.25%; Series Z	22,500	407	Deutsche Bank Capital Funding Trust X	322,100	4,793
Public Storage Inc 6.45%; Series F	402,900	7,446	Merrill Lynch Capital Trust I	319,600	3,618
Public Storage Inc 6.45%; Series X	99,100	1,833	Merrill Lynch Capital Trust II	108,900	1,231
Public Storage Inc 6.50%; Series W	87,025	1,609	National City Capital Trust IV	54,200	1,078
Public Storage Inc 6.60%; Series C	97,600	1,825	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	272
Public Storage Inc 6.63%; Series M	268,900	5,085	PreferredPlus TR-CCR1 6.00%; Series GSC3	57,200	864
Public Storage Inc 6.75%; Series E	37,428	760	PreferredPlus TR-CCR1 6.00%; Series GSC4	43,000	664
Public Storage Inc 6.75%; Series L	155,700	2,968	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	219
Public Storage Inc 6.85%; Series Y	98,900	1,916	PreferredPlus TR-CCR1 7.63%; Series VER1	15,400	383
Public Storage Inc 6.95%; Series H	41,900	830	SATURNS - Series VZ; 6.130%	11,700	276
Public Storage Inc 7.00%; Series G	45,500	909	SATURNS 2003-06 6.00%; Series GS	3,300	56
Public Storage Inc 7.00%; Series N	57,100	1,166	SATURNS 2003-11 5.63%; Series GS	12,400	198
Public Storage Inc 7.25%; Series I	80,119	1,723	SATURNS 2003-13 6.25%; Series CSFB	13,800	243
Public Storage Inc 7.25%; Series K	443,733	9,270	SATURNS 2004-04 6.00%; Series GS	181,400	3,011
Public Storage Inc 7.63%; Series T	14,000	300	SATURNS 2004-06 6.00%; Series GS	177,900	2,991

		38,798	SATURNS 2004-2 5.75%; Series GS	26,300	437

			Trust Certificates Series 2001-2	22,010	554

REITS - Warehouse & Industrial (0.56%)
					39,691

AMB Property Corp - Series L	141,900	2,099
AMB Property Corp - Series M	52,800	879

See accompanying notes

271

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Telecommunication Services (0.42%)			Commercial Banks (continued)
Centaur Funding Corp (a)	10,000 $	6,219	Shinsei Finance II
			7.16%, 7/29/2049 (a)(c)(d)	$ 6,200 $	1,490
Telephone - Integrated (0.58%)			Standard Chartered PLC
AT&T Inc	41,400	1,057	6.41%, 1/30/2017 (a)(d)	5,000	2,875
Telephone & Data Systems Inc 6.63%	369,018	5,794	7.01%, 12/29/2049 (a)	11,500	7,417
Telephone & Data Systems Inc 7.60%	101,229	1,812	Swedbank AB

		8,663	9.00%, 12/29/2049 (a)(d)	2,000	770

			Westpac Capital Trust III
Television (1.08%)			5.82%, 9/30/2013 (a)	1,300	728

CBS Corp 6.75%	729,900	10,357			66,379

CBS Corp 7.25%	377,600	5,759

			Diversified Banking Institutions (1.22%)
		16,116
			JP Morgan Chase & Co

TOTAL PREFERRED STOCKS	$ 1,055,092		7.90%, 4/29/2049 (d)	21,700	16,508

	Principal		Royal Bank of Scotland Group PLC
			7.64%, 3/31/2049 (d)	6,000	1,740

	Amount	Value
	(000's)	(000's)			18,248

BONDS (23.84%)			Diversified Financial Services (2.10%)
Commercial Banks (4.44%)			General Electric Capital Corp
Banponce Trust I			6.38%, 11/15/2067 (d)	24,080	13,822
8.33%, 2/ 1/2027	$ 1,000	583	ZFS Finance USA Trust II
Barclays Bank PLC			6.45%, 12/15/2065 (a)(d)	32,430	17,512

8.55%, 9/29/2049 (a)(d)	16,900	8,281			31,334

BB&T Capital Trust IV
			Electric - Integrated (0.87%)
6.82%, 6/12/2057 (d)	4,000	2,409
			FPL Group Capital Inc
Caisse Nationale des Caisses
			7.30%, 9/ 1/2067 (d)	13,000	10,205
6.75%, 1/27/2049	1,500	601
			FPL Group Capital Inc 6.35%
CBA Capital Trust I
			6.35%, 10/ 1/2066 (d)	4,000	2,820

5.81%, 12/31/2049 (a)	10,500	7,456
					13,025

CBG Florida REIT Corp
7.11%, 5/29/2049 (a)(d)	4,000	211	Finance - Consumer Loans (0.18%)
Centura Capital Trust I			HSBC Finance Capital Trust IX
8.85%, 6/ 1/2027 (a)	3,000	2,387	5.91%, 11/30/2035	6,000	2,727
Credit Agricole SA/London
6.64%, 5/31/2049 (a)(d)	20,800	9,969	Finance - Credit Card (0.03%)
First Empire Capital Trust I			Capital One Capital III
8.23%, 2/ 1/2027	2,000	1,187	7.69%, 8/15/2036	1,000	424
First Empire Capital Trust II
8.28%, 6/ 1/2027	7,000	4,164	Finance - Investment Banker & Broker (0.50%)
First Hawaiian Capital I			JP Morgan Chase Capital XXI
8.34%, 7/ 1/2027	5,000	2,771	2.12%, 2/ 2/2037 (d)	2,000	851
First Midwest Capital Trust I			JP Morgan Chase Capital XXV
6.95%, 12/ 1/2033	1,000	462	6.80%, 10/ 1/2037	8,005	5,861
Lloyds Banking Group PLC			Schwab Capital Trust I
6.41%, 10/ 1/2035 (a)	4,400	1,342	7.50%, 11/15/2037 (d)	1,000	693

North Fork Capital Trust II					7,405

8.00%, 12/15/2027	3,450	1,376
			Finance - Mortgage Loan/Banker (0.29%)
Northgroup Preferred Capital Corp			Countrywide Capital III
6.38%, 12/29/2049 (a)(d)	10,000	5,854	8.05%, 6/15/2027	10,160	4,355
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	286	Life & Health Insurance (1.30%)
Regions Financing Trust II			Great-West Life & Annuity Insurance Capital I
6.63%, 5/15/2047	11,000	3,760	6.63%, 11/15/2034 (a)	4,000	2,887
See accompanying notes

272

Schedule of Investments Preferred Securities Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Multi-Line Insurance (continued)
Great-West Life & Annuity Insurance Co			USF&G Capital III
7.15%, 5/16/2046 (a)(d)	$ 4,750 $	2,346	8.31%, 7/ 1/2046 (a)	$ 2,000 $	1,577
Lincoln National Corp			XL Capital Ltd
7.00%, 5/17/2066 (d)	6,375	2,040	6.50%, 12/31/2049 (d)	17,000	5,100

Nationwide Financial Services					52,164

6.75%, 5/15/2037	1,000	393
			Mutual Insurance (0.23%)
Prudential Financial Inc
8.88%, 6/15/2038 (d)	21,923	11,839	Liberty Mutual Group Inc

			7.80%, 3/15/2037 (a)	2,000	820
		19,505

			Oil Insurance Ltd
Money Center Banks (2.55%)			7.56%, 12/29/2049 (a)(d)	8,000	2,618

ABN Amro North American Holding Preferred					3,438

Capital Repackage Trust I
6.52%, 12/29/2049 (a)(d)	9,600	3,936	Property & Casualty Insurance (1.32%)
BankAmerica Institutional Capital A			ACE Capital Trust II
8.07%, 12/31/2026 (a)	500	300	9.70%, 4/ 1/2030	3,690	2,886
BBVA International Preferred SA Unipersonal			Chubb Corp
5.92%, 12/29/2049 (d)	7,600	3,686	6.38%, 3/29/2037 (d)	9,600	5,805
Chase Capital II			Everest Reinsurance Holdings Inc
1.67%, 2/ 1/2027 (d)	500	205	6.60%, 5/15/2037 (d)	6,700	3,350
Dresdner Funding Trust I			Progressive Corp/The
8.15%, 6/30/2031 (a)	4,200	1,258	6.70%, 6/15/2037	15,550	7,701

HBOS Capital Funding LP					19,742

6.07%, 6/29/2049 (a)(d)	10,000	3,197	Regional Banks (2.28%)
HSBC Capital Funding LP/Jersey Channel			Fifth Third Capital Trust IV
Islands			6.50%, 4/15/2037 (d)	8,000	2,880
10.18%, 12/29/2049 (a)(d)	11,000	9,653
			KeyCorp Capital II
Mizuho Finance Group			6.88%, 3/17/2029	5,000	3,347
8.38%, 1/29/2049	9,000	7,902
			PNC Financial Services Group Inc
Republic New York Capital I			8.25%, 5/29/2049 (d)	5,000	2,996
7.75%, 11/15/2026	7,200	3,507
			PNC Preferred Funding Trust I
UBS Preferred Funding Trust I			6.52%, 12/31/2049 (a)(d)	6,700	2,624
8.62%, 10/29/2049	9,000	4,507

			SunTrust Preferred Capital I
		38,151	5.85%, 12/31/2049 (d)	39,705	12,904

Mortgage Banks (0.08%)			Wells Fargo Capital XV
Abbey National Capital Trust I			9.75%, 12/29/2049 (d)	11,000	9,350

8.96%, 12/29/2049	1,900	1,208			34,101

			Savings & Loans - Thrifts (0.00%)
Multi-Line Insurance (3.49%)
			Washington Mutual Preferred Funding Cayman
Allstate Corp/The
			0.00%, 3/29/2049 (a)(c)(e)	5,759	3
6.50%, 5/15/2057	2,000	1,112
			Washington Mutual Preferred Funding LLC
AXA SA
			0.00%, 12/29/2049 (a)(c)(d)(e)	3,221	1

8.60%, 12/15/2030	8,000	6,034
					4

6.38%, 12/29/2049 (a)(d)	23,000	9,179
6.46%, 12/31/2049 (a)(d)	12,300	4,914	Special Purpose Banks (0.07%)
Hartford Financial Services Group Inc			Agfirst Farm Credit Bank
8.13%, 6/15/2068 (d)	13,000	5,265	7.30%, 10/31/2049 (a)(c)	2,000	987
MetLife Capital Trust IV
7.88%, 12/15/2037 (a)	14,500	7,975	Special Purpose Entity (2.14%)
MetLife Capital Trust X			BankBoston Capital Trust IV
9.25%, 4/ 8/2068 (a)	16,000	10,240	1.88%, 6/ 8/2028 (d)	5,000	2,710
MMI Capital Trust I			BayernLB Capital Trust I
7.63%, 12/15/2027	1,073	768	6.20%, 12/31/2049	8,230	1,317

See accompanying notes

273

Schedule of Investments
Preferred Securities Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			REPURCHASE AGREEMENTS (continued)
Special Purpose Entity (continued)			Diversified Banking Institutions (continued)
CA Preferred Funding Trust			Investment in Joint Trading Account;
7.00%, 1/29/2049	$ 2,900 $	1,693	Morgan Stanley Repurchase Agreement;
Capital One Capital IV			0.12% dated 04/30/09 maturing 05/01/09
6.75%, 2/17/2037	2,000	850	(collateralized by Sovereign Agency
			Issues; $20,222,000; 1.00% - 7.125%;
Corestates Capital I			dated 05/04/09 - 02/15/30)	$ 19,825$	19,825

8.00%, 12/15/2026 (a)	1,725	1,150
					59,477
Deutsche Bank Capital Funding Trust I

7.87%, 12/29/2049 (a)(d)	5,735	2,814	TOTAL REPURCHASE AGREEMENTS	$ 59,477

Glen Meadow Pass-Through Trust			Total Investments	$ 1,479,190
6.51%, 2/12/2067 (a)(c)(d)	5,000	1,728
			Other Assets in Excess of Liabilities, Net - 1.04%		15,586

Goldman Sachs Capital I
6.35%, 2/15/2034	15,000	10,623	TOTAL NET ASSETS - 100.00%	$ 1,494,776

ILFC E-Capital Trust II
6.25%, 12/21/2065 (a)(d)	4,000	600
			(a)	Security exempt from registration under Rule 144A of the Securities Act
JP Morgan Chase Capital XX
			of 1933. These securities may be resold in transactions exempt from
6.55%, 9/29/2036	850	606	registration, normally to qualified institutional buyers. Unless otherwise
KBC Bank Funding Trust III			indicated, these securities are not considered illiquid. At the end of the
9.86%, 11/29/2049 (a)(d)	18,100	6,335	period, the value of these securities totaled $161,976 or 10.84% of net
Old Mutual Capital Funding			assets.
8.00%, 5/29/2049	4,000	1,553	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
		31,979

			of these securities totaled $1,636 or 0.11% of net assets.
Tools - Hand Held (0.59%)			(c) Security is Illiquid
Stanley Works/The			(d)	Variable Rate. Rate shown is in effect at April 30, 2009.
5.90%, 12/ 1/2045 (d)	16,130	8,871	(e) Non-Income Producing Security

Transport - Rail (0.16%)			Unrealized Appreciation (Depreciation)
BNSF Funding Trust I			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.61%, 12/15/2055 (d)	3,150	2,331	of investments held by the fund as of the period end were as follows:

TOTAL BONDS	$ 356,378

			Unrealized Appreciation	$ 52,087
REPURCHASE AGREEMENTS (3.98%)			Unrealized Depreciation		(490,658)

Diversified Banking Institutions (3.98%)			Net Unrealized Appreciation (Depreciation)		(438,571)
Investment in Joint Trading Account; Bank
			Cost for federal income tax purposes		1,912,390
of America Repurchase Agreement; 0.15%
			All dollar amounts are shown in thousands (000's)
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $20,222,000; 0.00% - 5.87%; dated			Portfolio Summary (unaudited)

09/11/09 - 01/22/37)	$ 19,826$	19,826	Sector		Percent

Investment in Joint Trading Account;
			Financial		84.80%
Deutsche Bank Repurchase Agreement;			Utilities		8.39%
0.15% dated 04/30/09 maturing 05/01/09			Communications		4.20%
(collateralized by Sovereign Agency			Industrial		0.75%
Issues; $20,222,000; 0.93% - 5.00%; dated			Exchange Traded Funds		0.39%
03/30/10 - 01/08/14)	19,826	19,826	Energy		0.27%
			Consumer, Non-cyclical		0.16%
			Other Assets in Excess of Liabilities, Net		1.04%

			TOTAL NET ASSETS		100.00%

See accompanying notes

274

     Schedule of Investments Real Estate Securities Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.70%)			COMMON STOCKS (continued)
REITS - Apartments (14.94%)			REITS - Regional Malls (continued)
American Campus Communities Inc	580,312 $	12,581	Taubman Centers Inc	846,615 $	20,166

Apartment Investment & Management Co	1,244,543	9,085			157,301

AvalonBay Communities Inc	451,770	25,665
			REITS - Shopping Centers (11.35%)
BRE Properties Inc	869,800	21,371	Acadia Realty Trust	1,089,960	15,804
Equity Residential	1,140,930	26,116	Federal Realty Investment Trust	809,958	44,710
Essex Property Trust Inc	294,439	18,694	Kimco Realty Corp	1,394,705	16,764
Home Properties Inc	1,103,560	40,214	Saul Centers Inc	320,590	10,208
Mid-America Apartment Communities Inc	355,742	13,159	Tanger Factory Outlet Centers	1,052,300	35,063

		166,885	Weingarten Realty Investors	277,604	4,314

REITS - Diversified (9.00%)					126,863

Digital Realty Trust Inc	926,350	33,358
			REITS - Storage (8.23%)
Entertainment Properties Trust	423,100	9,778	Public Storage	1,356,670	90,707
Liberty Property Trust	341,300	8,307	U-Store-It Trust	356,100	1,222

PS Business Parks Inc	195,695	8,562			91,929

Vornado Realty Trust	830,631	40,609

		100,614	REITS - Warehouse & Industrial (5.32%)

			AMB Property Corp	1,439,270	27,476
REITS - Healthcare (15.43%)			ProLogis	3,514,411	32,016

HCP Inc	2,225,531	48,850			59,492
Health Care REIT Inc	981,938	33,455

LTC Properties Inc	154,680	2,786	TOTAL COMMON STOCKS	$ 1,080,419

National Health Investors Inc	72,400	1,942		Principal
Nationwide Health Properties Inc	1,058,220	26,127		Amount	Value
Omega Healthcare Investors Inc	654,290	10,285		(000's)	(000's)

Ventas Inc	1,709,481	48,960	BONDS (0.98%)

		172,405	REITS - Apartments (0.24%)

			BRE Properties Inc
REITS - Hotels (5.40%)			5.50%, 3/15/2017	$ 3,721	2,646
DiamondRock Hospitality Co	1,548,773	10,051
Host Hotels & Resorts Inc	4,769,937	36,681	REITS - Healthcare (0.42%)
LaSalle Hotel Properties	712,349	8,520	HCP Inc
Sunstone Hotel Investors Inc	950,530	5,028	6.00%, 1/30/2017	5,822	4,750

		60,280

			REITS - Warehouse & Industrial (0.32%)
REITS - Manufactured Homes (2.22%)			ProLogis
Equity Lifestyle Properties Inc	625,362	24,808	5.50%, 4/ 1/2012	4,422	3,596

			TOTAL BONDS	$ 10,992

REITS - Office Property (10.73%)
Alexandria Real Estate Equities Inc	240,889	8,788	CONVERTIBLE BONDS (1.16%)
Boston Properties Inc	1,130,631	55,876	REITS - Office Property (0.52%)
Brandywine Realty Trust	1,526,400	9,448	Boston Properties LP
Corporate Office Properties Trust SBI MD	84,400	2,579	2.88%, 2/15/2037	3,267	2,756
Douglas Emmett Inc	1,250,648	11,969	Kilroy Realty LP
			3.25%, 4/15/2012 (a)	4,246	3,031

Mack-Cali Realty Corp	714,430	19,189
					5,787

SL Green Realty Corp	679,100	11,993

		119,842	REITS - Shopping Centers (0.64%)

			Acadia Realty Trust
REITS - Regional Malls (14.08%)			3.75%, 12/15/2026	3,735	3,212
CBL & Associates Properties Inc	756,850	6,009
Macerich Co/The	748,300	13,118
Simon Property Group Inc	2,286,971	118,008

See accompanying notes

275

     Schedule of Investments Real Estate Securities Fund April 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Healthcare	15.86%

			REITS - Apartments	15.17%
CONVERTIBLE BONDS (continued)			REITS - Regional Malls	14.08%
REITS - Shopping Centers (continued)			REITS - Shopping Centers	12.00%
Weingarten Realty Investors			REITS - Office Property	11.24%
3.95%, 8/ 1/2026	$ 4,615 $	3,975	REITS - Diversified	9.00%

			REITS - Storage	8.23%
		7,187	REITS - Warehouse & Industrial	5.65%

			REITS - Hotels	5.39%
TOTAL CONVERTIBLE BONDS		$ 12,974
			REITS - Manufactured Homes	2.22%

REPURCHASE AGREEMENTS (1.23%)			Diversified Banking Institutions	1.23%
			Liabilities in Excess of Other Assets, Net	(0.07%)

Diversified Banking Institutions (1.23%)
Investment in Joint Trading Account; Bank			TOTAL NET ASSETS	100.00%

of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 4,576$	4,576
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	4,576	4,576
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $4,667,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	4,575	4,575

		13,727

TOTAL REPURCHASE AGREEMENTS		$ 13,727

Total Investments		$ 1,118,112
Liabilities in Excess of Other Assets, Net - (0.07)%		(793)

TOTAL NET ASSETS - 100.00%		$ 1,117,319

(a)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $3,031 or 0.27% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 68,577
Unrealized Depreciation		(354,352)

Net Unrealized Appreciation (Depreciation)		(285,775)
Cost for federal income tax purposes		1,403,887
All dollar amounts are shown in thousands (000's)

See accompanying notes

276

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (76.26%)			BONDS (continued)
Aerospace & Defense (0.13%)			Asset Backed Securities (continued)
Boeing Co/The			Swift Master Auto Receivables Trust
5.00%, 3/15/2014	$ 170 $	179	0.55%, 6/15/2012 (a)	$ 425 $	308

					6,207

Airlines (0.23%)
			Automobile Sequential (2.76%)
Delta Air Lines Inc
6.62%, 3/18/2011	349	309	Capital Auto Receivables Asset Trust
			0.83%, 6/15/2010 (a)	62	62
Appliances (0.15%)			5.52%, 3/15/2011 (a)	500	374
Whirlpool Corp			Ford Credit Auto Owner Trust
1.82%, 6/15/2009 (a)	200	199	5.47%, 9/15/2012 (a)	350	247
			5.60%, 10/15/2012	435	345
Asset Backed Securities (4.56%)			5.69%, 11/15/2012 (a)	430	334
Carrington Mortgage Loan Trust			Honda Auto Receivables Owner Trust
0.72%, 12/25/2035 (a)	475	359	5.46%, 5/23/2011	624	635
Caterpillar Financial Asset Trust			Hyundai Auto Receivables Trust
4.09%, 12/27/2010	269	268	0.85%, 1/17/2012 (a)	397	394
Chase Funding Mortgage Loan Asset-Backed			Nissan Auto Lease Trust
Certificates			4.27%, 12/15/2010	666	660
0.90%, 12/25/2033 (a)	79	48	Nissan Auto Receivables Owner Trust
Citigroup Mortgage Loan Trust Inc			4.28%, 7/15/2013	280	282
0.59%, 3/25/2037 (a)	400	199	WFS Financial Owner Trust
CNH Equipment Trust			4.50%, 5/17/2013	425	422

1.30%, 9/15/2010 (a)	9	9			3,755

1.65%, 4/15/2011 (a)	194	194
4.12%, 5/15/2012	600	603	Beverages - Non-Alcoholic (0.26%)
Countrywide Asset-Backed Certificates			Panamerican Beverages Inc
0.94%, 2/25/2037 (a)(b)	575	8	7.25%, 7/ 1/2009	350	353
6.02%, 9/25/2046 (a)	1,900	1,122
			Brewery (0.30%)
Countrywide Home Equity Loan Trust
			SABMiller PLC
0.68%, 12/15/2035 (a)	100	39
			6.20%, 7/ 1/2011 (c)	400	403
0.69%, 2/15/2036 (a)	275	184
First Horizon Asset Backed Trust			Building Products - Cement & Aggregate (0.26%)
0.57%, 10/25/2026 (a)	488	181	CRH America Inc
First-Citizens Home Equity Loan LLC			6.95%, 3/15/2012	400	359
0.66%, 9/15/2022 (a)(c)	166	94
Ford Credit Floorplan Master Owner Trust			Building Products - Wood (0.24%)
0.90%, 6/15/2011 (a)(b)	625	593	Masco Corp
GMAC Mortgage Corp Loan Trust			1.63%, 3/12/2010 (a)	335	319
0.62%, 8/25/2035 (a)	160	44
Great America Leasing Receivables			Cable/Satellite TV (0.80%)
5.39%, 9/15/2011 (c)	925	932	Comcast Corp
John Deere Owner Trust			5.45%, 11/15/2010	300	309
4.18%, 6/15/2012	535	527	COX Communications Inc
JP Morgan Mortgage Acquisition Corp			4.63%, 1/15/2010	475	475
0.52%, 3/25/2037 (a)	286	233	7.13%, 10/ 1/2012	300	303

Marriott Vacation Club Owner Trust					1,087

5.81%, 10/20/2029 (c)	193	153
Nomura Asset Acceptance Corp			Cellular Telecommunications (0.72%)
0.66%, 1/25/2036 (a)(c)	240	55	Rogers Cable Inc
			7.88%, 5/ 1/2012	500	526
Popular ABS Mortgage Pass-Through Trust
0.70%, 11/25/2035 (a)	55	54	Vodafone Group PLC
			1.66%, 6/15/2011 (a)	475	454

					980

See accompanying notes

277

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Chemicals - Diversified (0.14%)			Diversified Manufacturing Operations (0.36%)
Huntsman LLC			Tyco Electronics Group SA
11.50%, 7/15/2012	$ 200 $	184	6.00%, 10/ 1/2012	$ 540 $	492

Coatings & Paint (0.29%)			Electric - Generation (0.15%)
Valspar Corp			CE Casecnan Water & Energy
5.63%, 5/ 1/2012	430	398	11.95%, 11/15/2010	43	43
			Indiantown Cogeneration LP
Commercial Banks (0.64%)			9.26%, 12/15/2010	168	164

American Express Bank FSB					207

5.50%, 4/16/2013	650	611
			Electric - Integrated (1.37%)
HSBC Americas Capital Trust I
7.81%, 12/15/2026 (c)	375	255	Integrys Energy Group Inc

			7.00%, 11/ 1/2009	700	707
		866

			Ohio Power Co
Computers - Integrated Systems (0.48%)			1.35%, 4/ 5/2010 (a)	390	384
NCR Corp			Pepco Holdings Inc
7.13%, 6/15/2009	650	652	1.89%, 6/ 1/2010 (a)	350	329
			Scottish Power Ltd
Computers - Memory Devices (0.13%)			4.91%, 3/15/2010	450	447

Seagate Technology HDD Holdings					1,867

6.38%, 10/ 1/2011	200	183
			Electronic Connectors (0.24%)
Containers - Paper & Plastic (0.12%)			Thomas & Betts Corp
Pactiv Corp			7.25%, 6/ 1/2013	325	330
5.88%, 7/15/2012	175	166
			Fiduciary Banks (0.44%)
Credit Card Asset Backed Securities (0.48%)			Bank of New York Mellon Corp/The
Chase Issuance Trust			4.50%, 4/ 1/2013	595	604
0.90%, 1/15/2012 (a)	500	497
GE Capital Credit Card Master Note Trust			Finance - Auto Loans (0.30%)
0.62%, 3/15/2013 (a)	175	159	Ford Motor Credit Co LLC

		656	9.88%, 8/10/2011	175	153

			Nissan Motor Acceptance Corp
Diversified Banking Institutions (2.65%)			4.63%, 3/ 8/2010 (c)	270	257

Bank of America Corp					410

4.90%, 5/ 1/2013	615	561
Citigroup Inc			Finance - Commercial (0.57%)
5.50%, 8/27/2012	550	491	CIT Group Inc
5.50%, 4/11/2013	750	668	1.32%, 4/27/2011 (a)	350	218
Goldman Sachs Group Inc/The			Textron Financial Canada Funding Corp
6.88%, 1/15/2011	1,050	1,100	5.13%, 11/ 1/2010	650	559

1.42%, 2/ 6/2012 (a)	175	159			777

JP Morgan Chase & Co			Finance - Consumer Loans (0.52%)
5.60%, 6/ 1/2011	600	621	HSBC Finance Corp

		3,600	1.52%, 11/16/2009 (a)	475	462

			1.67%, 9/14/2012 (a)	325	245

Diversified Financial Services (1.49%)
Capmark Financial Group Inc					707

3.39%, 5/10/2010 (a)	600	225	Finance - Credit Card (0.18%)
General Electric Capital Corp			Capital One Bank USA NA
5.25%, 10/19/2012	750	749	5.75%, 9/15/2010	250	249
4.80%, 5/ 1/2013	575	562
TNK-BP Finance SA			Finance - Investment Banker & Broker (1.79%)
6.13%, 3/20/2012 (c)	575	486	Bear Stearns Cos LLC/The

		2,022	1.39%, 7/16/2009 (a)	470	470

See accompanying notes

278

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			Option One Mortgage Loan Trust
Jefferies Group Inc			0.89%, 3/25/2037 (a)(b)	$ 500 $	11
5.88%, 6/ 8/2014	$ 575 $	336
			Residential Asset Securities Corp
Merrill Lynch & Co Inc			4.59%, 8/25/2031	272	248
1.45%, 2/ 5/2010 (a)	200	192
			4.47%, 3/25/2032	542	341
1.37%, 11/ 1/2011 (a)	300	255
			Specialty Underwriting & Residential Finance
1.50%, 6/ 5/2012 (a)	250	204	1.20%, 2/25/2035 (a)	49	19
6.05%, 8/15/2012	400	368	0.67%, 3/25/2036 (a)	26	25
5.45%, 2/ 5/2013	120	105	WAMU Asset-Backed Certificates
6.15%, 4/25/2013	550	506	0.61%, 5/25/2037 (a)	250	148

		2,436			4,424

Finance - Leasing Company (0.27%)			Home Equity - Sequential (1.64%)
International Lease Finance Corp			BNC Mortgage Loan Trust
1.53%, 1/15/2010 (a)	100	90	0.61%, 7/25/2037 (a)	726	125
5.30%, 5/ 1/2012	400	270	Countrywide Asset-Backed Certificates

		360	5.68%, 6/25/2035	1,946	834

			5.71%, 11/25/2035 (a)	1,450	210
Finance - Mortgage Loan/Banker (0.25%)
			5.56%, 4/25/2036	868	210
Countrywide Financial Corp
5.80%, 6/ 7/2012	375	344	5.51%, 8/25/2036	519	190
			5.81%, 11/25/2036	1,133	252
Food - Miscellaneous/Diversified (0.77%)			New Century Home Equity Loan Trust
General Mills Inc			4.76%, 11/25/2033	470	413

1.23%, 1/22/2010 (a)	350	349			2,234

8.02%, 2/ 5/2013	650	698

			Life & Health Insurance (1.91%)
		1,047	New York Life Global Funding

Gas - Distribution (0.18%)			4.65%, 5/ 9/2013 (c)	795	787
Sempra Energy			Pacific Life Global Funding
4.75%, 5/15/2009	150	150	1.46%, 6/22/2011 (a)(c)	175	152
Southern California Gas Co			Prudential Financial Inc
1.43%, 12/ 1/2009 (a)	100	100	5.15%, 1/15/2013	950	771

		250	StanCorp Financial Group Inc

			6.88%, 10/ 1/2012	510	449
Home Equity - Other (3.25%)			Sun Life Financial Global Funding LP
Bear Stearns Asset Backed Securities Trust			1.42%, 7/ 6/2010 (a)(c)	175	168
1.04%, 3/25/2034 (a)	409	206	Unum Group
0.62%, 6/25/2047 (a)	950	426	5.86%, 5/15/2009	275	274

Countrywide Asset-Backed Certificates					2,601

6.09%, 6/25/2021 (a)	1,794	403
First NLC Trust			Machinery - Farm (0.35%)
0.77%, 5/25/2035 (a)	196	82	Case New Holland Inc
GMAC Mortgage Corp Loan Trust			6.00%, 6/ 1/2009	475	473
4.62%, 6/25/2035 (a)	98	93
			Medical - HMO (0.32%)
5.75%, 10/25/2036	950	549
			UnitedHealth Group Inc
6.05%, 12/25/2037 (a)	635	204
			4.88%, 2/15/2013	445	434
GSAA Trust
6.04%, 7/25/2036	900	468
			Medical - Wholesale Drug Distribution (0.65%)
Indymac Seconds Asset Backed Trust			Cardinal Health Inc
5.77%, 5/25/2036 (a)	1,400	1,171	1.46%, 10/ 2/2009 (a)	300	295
Mastr Asset Backed Securities Trust			5.65%, 6/15/2012	600	594

0.94%, 3/25/2035 (a)	575	28
					889

New Century Home Equity Loan Trust
0.73%, 3/25/2035 (a)(b)	5	2

See accompanying notes

279

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Products (0.47%)			Mortgage Backed Securities (continued)
Angiotech Pharmaceuticals Inc			Countrywide Alternative Loan Trust
5.01%, 12/ 1/2013 (a)	$ 225 $	157	2.82%, 7/20/2035 (a)	$ 319 $		98
Covidien International Finance SA			2.51%, 2/25/2036 (a)	424		156
5.45%, 10/15/2012	465	483	6.00%, 5/25/2036	713		357

		640	6.00%, 5/25/2036	92		90

Metal - Diversified (0.04%)			0.72%, 6/25/2036 (a)(b)	1,362		192
Xstrata Canada Corp			0.94%, 9/25/2036 (a)	371		181
7.25%, 7/15/2012	55	50	0.72%, 5/20/2046 (a)	1,223		135
			Countrywide Asset-Backed Certificates
Metal Processors & Fabrication (0.22%)			0.72%, 11/25/2035 (a)	99		71
Timken Co			0.71%, 1/25/2036 (a)	519		370
5.75%, 2/15/2010	300	300	Countrywide Home Loan Mortgage Pass
			Through Trust
Money Center Banks (0.48%)			4.49%, 12/25/2033	702		688
Deutsche Bank AG/London			4.39%, 6/20/2035 (a)	162		153
5.38%, 10/12/2012	630	646	Credit Suisse Mortgage Capital Certificates
			7.00%, 12/15/2039	7,594		66
Mortgage Backed Securities (28.37%)			5.87%, 9/15/2040	725		307
ACT Depositor Corp
			CS First Boston Mortgage Securities Corp
0.75%, 9/22/2041 (a)(c)(d)	729	66
			6.38%, 12/16/2035	525		529
Banc of America Commercial Mortgage Inc
			0.86%, 8/15/2038 (c)	44,018		306
6.85%, 4/15/2036	200	204
			Fannie Mae
0.59%, 7/10/2042 (a)	21,755	318
			0.74%, 2/25/2032 (a)	220		217
0.19%, 10/10/2045	71,414	193
			0.69%, 3/25/2035 (a)	100		97
0.39%, 7/10/2046 (a)	49,469	688
			Fannie Mae Whole Loan
Banc of America Mortgage Securities Inc			0.64%, 5/25/2035 (a)	315		276
4.60%, 3/25/2034 (a)	420	351
			First Union National Bank Commercial
4.79%, 5/25/2035 (a)	663	626	Mortgage Securities Inc
Bear Stearns Adjustable Rate Mortgage Trust			5.59%, 2/12/2034	8		8
5.08%, 9/25/2034 (a)	324	216	Freddie Mac
Bear Stearns Alt-A Trust			5.13%, 12/15/2013	287		288
0.72%, 7/25/2035 (a)	34	6	0.90%, 6/15/2023 (a)	251		247
Bear Stearns Commercial Mortgage Securities			0.85%, 7/15/2023 (a)	873		863
7.00%, 5/20/2030	528	538	0.75%, 10/15/2034 (a)	47		47
0.51%, 5/11/2039 (a)(c)	2,749	27	GE Capital Commercial Mortgage Corp
0.60%, 2/11/2041 (a)	19,113	142	0.53%, 5/10/2014	61,501		471
Bella Vista Mortgage Trust			5.99%, 12/10/2035	80		81
0.70%, 5/20/2045 (a)(b)	142	55	0.71%, 3/10/2040 (a)(c)	2,117		23
Chase Commercial Mortgage Securities Corp			Ginnie Mae
7.56%, 10/15/2032	500	501	1.11%, 10/16/2012 (a)	4,227		143
Chase Mortgage Finance Corp			1.30%, 2/16/2047 (a)	14,514		690
5.80%, 3/25/2037 (a)	748	56
			1.06%, 3/16/2047 (a)	4,044		208
4.46%, 7/25/2037 (a)(b)	280	175
			GMAC Commercial Mortgage Securities Inc
Citigroup/Deutsche Bank Commercial			0.91%, 3/10/2038 (a)(c)	1,913		29
Mortgage Trust
0.61%, 11/15/2044 (c)	48,951	434	0.88%, 8/10/2038 (a)(c)	52,277		442
0.71%, 10/15/2048 (a)(b)	35,522	556	GMAC Mortgage Corp Loan Trust
			5.25%, 7/25/2034	750		678
0.56%, 12/11/2049 (a)	57,824	676
			Greenpoint Mortgage Funding Trust
1.67%, 12/11/2049 (a)(b)(c)	21,222	276
			0.71%, 6/25/2045 (a)	138		38
Commercial Mortgage Pass Through Certificates
			0.74%, 6/25/2045 (a)	135		23
0.60%, 6/10/2010 (a)(c)	3,467	54
			0.75%, 10/25/2045 (a)	224		94
0.47%, 12/10/2046 (a)(c)	12,771	78

See accompanying notes

280

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp			Merrill Lynch/Countrywide Commercial
1.43%, 4/10/2037 (c)	$ 142,861 $	388	Mortgage Trust
1.26%, 8/10/2042 (a)(c)	5,319	85	0.59%, 7/12/2046 (a)(b)(c)	$ 31,767 $	258
0.63%, 12/10/2049 (a)(c)	49,204	570	0.69%, 7/12/2046	46,487	1,144
GSR Mortgage Loan Trust			1.18%, 9/12/2049 (a)	22,990	442
4.78%, 7/25/2035 (a)	526	445	0.33%, 12/12/2049 (a)(c)	16,630	100
Heller Financial Commercial Mortgage Asset			0.73%, 12/12/2049 (a)	26,333	581
8.12%, 1/17/2034 (a)	1,000	1,013	5.11%, 12/12/2049 (a)	885	761
Impac CMB Trust			Morgan Stanley Capital I
1.44%, 10/25/2033 (a)	55	34	0.50%, 1/13/2041 (a)(c)	25,038	522
0.87%, 4/25/2035 (a)	93	17	0.66%, 5/24/2043 (a)(c)	750	507
0.74%, 8/25/2035 (a)	79	14	0.32%, 12/15/2043 (a)(c)	12,593	86
0.95%, 8/25/2035 (a)(b)	67	13	0.82%, 8/25/2046 (a)	725	8
0.98%, 8/25/2035 (a)	105	19	Morgan Stanley Dean Witter Capital I
0.69%, 4/25/2037 (a)	660	272	6.54%, 2/15/2031	48	49
Indymac Index Mortgage Loan Trust			New Century Alternative Mortgage Loan Trust
1.04%, 4/25/2034 (a)	44	28	5.91%, 7/25/2036 (a)	1,275	1,083
0.67%, 4/25/2035 (a)	127	54	Residential Accredit Loans Inc
0.77%, 4/25/2035 (a)	99	18	6.00%, 11/25/2032	625	621
5.13%, 7/25/2035 (a)	959	169	5.77%, 12/25/2035 (a)	117	25
0.62%, 1/25/2037 (a)	930	322	0.59%, 2/25/2047 (a)	1,390	511
0.68%, 6/25/2037 (a)(b)	767	327	Residential Funding Mortgage Securities I
			5.10%, 11/25/2035 (a)	468	272
JP Morgan Chase Commercial Mortgage
Securities Corp			5.67%, 2/25/2036 (a)	267	175
0.39%, 10/12/2035 (a)(c)	10,668	257	1.04%, 7/25/2036 (a)	349	286
7.20%, 11/15/2035 (a)(c)	350	358	Sequoia Mortgage Trust
0.32%, 10/12/2037 (a)(c)	3,690	115	0.68%, 2/20/2035 (a)	45	25
5.30%, 5/15/2047 (a)(b)	1,400	1,197	Structured Adjustable Rate Mortgage Loan Trust
5.31%, 1/15/2049	625	521	1.14%, 8/25/2034 (a)(b)	292	12
0.11%, 2/12/2051 (a)	53,950	589	5.25%, 12/25/2035	80	36
JP Morgan Mortgage Trust			0.63%, 7/25/2037 (a)	589	216
3.81%, 5/25/2034	352	305	Structured Asset Mortgage Investments Inc
5.11%, 6/25/2035 (a)	365	334	0.74%, 5/25/2045 (a)	143	47
5.79%, 1/25/2037 (a)	227	132	0.75%, 9/25/2045 (a)	130	56
5.68%, 4/25/2037 (a)	555	335	Structured Asset Securities Corp
			5.50%, 6/25/2036 (a)	1,450	366
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	96	97	Thornburg Mortgage Securities Trust
			0.79%, 12/25/2033 (a)	543	415
3.63%, 10/15/2029	176	176
			Wachovia Bank Commercial Mortgage Trust
4.44%, 12/15/2029 (a)	1,000	955	0.67%, 1/15/2041 (a)(c)	15,747	62
0.69%, 7/15/2035 (a)(c)	3,912	109	0.33%, 4/15/2042 (a)(c)	73,841	614
1.22%, 10/15/2035 (a)(c)	9,392	295	5.25%, 12/15/2043	1,175	931
0.56%, 3/15/2036 (a)(c)	1,288	23	WAMU Commercial Mortgage Securities Trust
0.81%, 8/15/2036 (a)(c)	1,441	17	3.83%, 1/25/2035 (c)	249	242
0.14%, 2/15/2040 (a)	6,093	101	WaMu Mortgage Pass Through Certificates
MASTR Asset Securitization Trust			3.75%, 3/25/2033 (a)	101	70
5.25%, 9/25/2033 (a)	299	297	4.83%, 9/25/2035 (a)	560	437
Merrill Lynch Mortgage Trust			0.98%, 7/25/2044 (a)	90	39
0.39%, 11/12/2035 (a)(c)	30,967	92	0.67%, 4/25/2045 (a)	17	8
0.15%, 7/12/2038	118,908	637	0.71%, 4/25/2045 (a)	78	23
5.80%, 5/12/2039 (a)	1,100	1,015	0.73%, 7/25/2045 (a)	148	70
0.85%, 9/12/2042 (a)	53,381	353	0.69%, 11/25/2045 (a)	79	59

See accompanying notes

281

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Pipelines (continued)
Washington Mutual Alternative Mortgage			ONEOK Partners LP
Pass-Through Certificates			5.90%, 4/ 1/2012	$ 255 $	249
0.72%, 6/25/2046 (a)	$ 615 $	90	Rockies Express Pipeline LLC
0.62%, 1/25/2047 (a)	600	115	5.10%, 8/20/2009 (a)(c)	280	280

Wells Fargo Mortgage Backed Securities Trust					1,744

5.24%, 4/25/2036 (a)	939	226

			Property Trust (0.34%)
		38,586

			WEA Finance LLC / WCI Finance LLC
Multi-Line Insurance (0.12%)			5.40%, 10/ 1/2012 (c)	500	460
CNA Financial Corp
6.00%, 8/15/2011	150	134	Quarrying (0.37%)
Genworth Financial Inc			Vulcan Materials Co
6.15%, 11/15/2066 (a)	185	26	2.57%, 12/15/2010 (a)	500	497

		160

			Real Estate Operator & Developer (0.40%)
Mutual Insurance (0.31%)
			Regency Centers LP
Health Care Service Corp			8.45%, 9/ 1/2010	575	548
7.75%, 6/15/2011 (c)	400	421
			Regional Banks (1.58%)
Office Automation & Equipment (0.46%)
			BAC Capital Trust XIII
Xerox Corp			1.72%, 3/15/2043 (a)	435	112
2.06%, 12/18/2009 (a)	350	342
			BAC Capital Trust XIV
5.50%, 5/15/2012	295	280	5.63%, 3/15/2043 (a)	550	214

		622	Capital One Financial Corp

Office Furnishings - Original (0.14%)			5.70%, 9/15/2011	300	287
Steelcase Inc			First Union Institutional Capital I
6.50%, 8/15/2011	195	193	8.04%, 12/ 1/2026	550	362
			NB Capital Trust II
Oil - Field Services (0.46%)			7.83%, 12/15/2026	375	230
Weatherford International Inc			SunTrust Preferred Capital I
6.63%, 11/15/2011	250	248	5.85%, 12/31/2049 (a)	365	119
5.95%, 6/15/2012	375	375	Wachovia Corp

		623	5.35%, 3/15/2011	600	585

			1.41%, 3/ 1/2012 (a)	275	242

Oil Company - Exploration & Production (0.84%)					2,151

Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	650	638	REITS - Apartments (0.25%)
Devon OEI Operating Inc			Camden Property Trust
7.25%, 10/ 1/2011	475	503	4.38%, 1/15/2010	200	197

		1,141	UDR Inc

			5.50%, 4/ 1/2014	200	146

Oil Company - Integrated (0.29%)					343

Husky Energy Inc
6.25%, 6/15/2012	400	397	REITS - Healthcare (0.48%)
			Nationwide Health Properties Inc
Oil Refining & Marketing (0.21%)			6.50%, 7/15/2011	400	365
Valero Energy Corp			6.25%, 2/ 1/2013	325	286

6.88%, 4/15/2012	275	281			651

Pipelines (1.28%)			REITS - Mortgage (0.57%)
Enbridge Inc			iStar Financial Inc
5.80%, 6/15/2014	600	573	1.66%, 9/15/2009 (a)	125	113
NGPL Pipeco LLC			1.63%, 3/ 9/2010 (a)	350	275
6.51%, 12/15/2012 (c)	650	642	6.00%, 12/15/2010	500	295

See accompanying notes

282

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Mortgage (continued)			Telephone - Integrated (1.51%)
iStar Financial Inc (continued)			British Telecommunications PLC
5.65%, 9/15/2011	$ 200 $	92	5.15%, 1/15/2013	$ 750 $	706

		775	Koninklijke KPN NV

			8.00%, 10/ 1/2010	475	498
REITS - Office Property (0.24%)
			Telecom Italia Capital SA
Brandywine Operating Partnership LP			1.72%, 7/18/2011 (a)	240	227
5.63%, 12/15/2010	364	324
			Verizon California Inc
			6.70%, 9/ 1/2009	615	624

REITS - Regional Malls (0.19%)
					2,055

Simon Property Group LP
4.60%, 6/15/2010	65	64	Television (0.19%)
5.60%, 9/ 1/2011	200	190	Univision Communications Inc

		254	7.85%, 7/15/2011	325	264

REITS - Shopping Centers (0.21%)
			Tobacco (0.53%)
Federal Realty Investment Trust			Reynolds American Inc
6.00%, 7/15/2012	350	291	6.50%, 7/15/2010	400	400
			2.02%, 6/15/2011 (a)	350	324

REITS - Warehouse & Industrial (0.52%)
					724

ProLogis
1.50%, 8/24/2009 (a)	250	238	Tools - Hand Held (0.42%)
5.50%, 3/ 1/2013	625	475	Snap-On Inc

		713	1.27%, 1/12/2010 (a)	575	570

Rental - Auto & Equipment (0.32%)
			Transport - Rail (0.25%)
Erac USA Finance Co			CSX Corp
5.80%, 10/15/2012 (c)	515	432	4.88%, 11/ 1/2009	335	336

			TOTAL BONDS	$ 103,715
Retail - Drug Store (0.33%)

CVS Caremark Corp			SENIOR FLOATING RATE INTERESTS (0.59%)
1.56%, 6/ 1/2010 (a)	450	442	Publishing - Periodicals (0.16%)
			Dex Media East LLC, Term Loan B
Rubber - Tires (0.15%)			3.23%, 10/17/2014 (a)	413	224
Goodyear Tire & Rubber Co/The
6.32%, 12/ 1/2009 (a)	200	197	Retail - Building Products (0.30%)
			HD Supply Inc, Term Loan B
Special Purpose Banks (0.26%)			1.68%, 8/30/2012 (a)	473	402
Korea Development Bank/Republic of Korea
1.32%, 4/ 3/2010 (a)	365	356	Satellite Telecommunications (0.13%)
			Telesat Canada Inc, Term Loan B
Special Purpose Entity (0.88%)			3.55%, 9/ 1/2014 (a)	182	168
BAE Systems Holdings Inc			Telesat Canada Inc, Term Loan DD
4.75%, 8/15/2010 (c)	500	504	4.22%, 10/31/2014 (a)	16	14

Genworth Global Funding Trusts					182
5.20%, 10/ 8/2010	375	338

USB Realty Corp			TOTAL SENIOR FLOATING RATE INTERESTS	$ 808

6.09%, 12/22/2049 (a)(c)	330	148
			U.S. GOVERNMENT & GOVERNMENT AGENCY
Williams Cos Inc Credit Linked Certificate			OBLIGATIONS (16.68%)
Trust/The			Federal Home Loan Mortgage Corporation
4.42%, 5/ 1/2009 (a)(c)	200	200	(FHLMC) (2.79%)

		1,190	5.00%, 9/ 1/2009	31	31

			4.50%, 11/ 1/2009	59	60
Steel - Producers (0.24%)
Ispat Inland ULC			4.50%, 12/ 1/2009	150	151
9.75%, 4/ 1/2014	360	326	4.50%, 4/ 1/2010	98	99
			4.50%, 9/ 1/2010	184	190

See accompanying notes

283

Schedule of Investments
Short-Term Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (continued)			4.50%, 4/30/2012	$ 2,700 $	2,947
4.50%, 2/ 1/2011	$ 78 $	81
			4.38%, 8/15/2012	1,350	1,475

4.50%, 4/ 1/2011	97	101
					13,122
4.50%, 7/ 1/2011	104	108

4.50%, 11/ 1/2011	451	471	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 22,691

6.50%, 4/ 1/2015	4	4
6.50%, 12/ 1/2015	19	20	REPURCHASE AGREEMENTS (5.05%)
7.00%, 12/ 1/2022	154	167	Diversified Banking Institutions (5.05%)
7.50%, 12/ 1/2029	3	4	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
4.10%, 12/ 1/2034 (a)	171	172	dated 04/30/09 maturing 05/01/09
4.55%, 1/ 1/2035 (a)	315	316	(collateralized by Sovereign Agency
4.81%, 6/ 1/2035 (a)	1,075	1,102	Issues; $2,335,000; 0.00% - 5.87%; dated
4.50%, 9/ 1/2035 (a)	346	350	09/11/09 - 01/22/37)	$ 2,289$	2,289
4.98%, 9/ 1/2035 (a)	358	369	Investment in Joint Trading Account;

			Deutsche Bank Repurchase Agreement;
		3,796	0.15% dated 04/30/09 maturing 05/01/09

Federal National Mortgage Association (FNMA) (4.24%)			(collateralized by Sovereign Agency
			Issues; $2,335,000; 0.93% - 5.00%; dated
5.50%, 10/ 1/2009	36	36	03/30/10 - 01/08/14)	2,289	2,289
4.50%, 12/ 1/2009	12	12	Investment in Joint Trading Account;
4.50%, 3/ 1/2010	61	63	Morgan Stanley Repurchase Agreement;
4.00%, 5/ 1/2010	336	346	0.12% dated 04/30/09 maturing 05/01/09
4.50%, 5/ 1/2010	49	50	(collateralized by Sovereign Agency
			Issues; $2,335,000; 1.00% - 7.125%; dated
4.00%, 6/ 1/2010	136	140	05/04/09 - 02/15/30)	2,289	2,289

4.00%, 7/ 1/2010	258	266			6,867

4.00%, 8/ 1/2010	116	119
4.50%, 8/ 1/2011	263	277	TOTAL REPURCHASE AGREEMENTS	$ 6,867

8.50%, 5/ 1/2022	34	37	Total Investments	$ 134,081
8.00%, 5/ 1/2027	5	6	Other Assets in Excess of Liabilities, Net - 1.42%		1,931

6.00%, 7/ 1/2028	75	80	TOTAL NET ASSETS - 100.00%	$ 136,012

7.50%, 10/ 1/2029	17	19
4.73%, 12/ 1/2032 (a)	163	167
4.31%, 7/ 1/2034 (a)	421	427	(a)	Variable Rate. Rate shown is in effect at April 30, 2009.
4.43%, 7/ 1/2034 (a)	163	167	(b) Security is Illiquid
			(c)	Security exempt from registration under Rule 144A of the Securities Act
4.26%, 8/ 1/2034 (a)	249	253
			of 1933. These securities may be resold in transactions exempt from
4.29%, 9/ 1/2034 (a)	312	307	registration, normally to qualified institutional buyers. Unless otherwise
4.28%, 1/ 1/2035 (a)	84	83	indicated, these securities are not considered illiquid. At the end of the
4.50%, 1/ 1/2035 (a)	407	417	period, the value of these securities totaled $13,264 or 9.75% of net
			assets.
4.87%, 2/ 1/2035 (a)	65	66
			(d)	Market value is determined in accordance with procedures established in
4.59%, 4/ 1/2035 (a)	584	589	good faith by the Board of Directors. At the end of the period, the value
5.11%, 6/ 1/2035 (a)	87	87	of these securities totaled $66 or 0.05% of net assets.
4.72%, 10/ 1/2035 (a)	1,234	1,266
4.28%, 2/ 1/2037 (a)	487	493

		5,773

U.S. Treasury (9.65%)
4.75%, 2/15/2010	3,000	3,102
3.88%, 5/15/2010	1,000	1,035
2.63%, 5/31/2010	1,500	1,533
4.50%, 11/15/2010	500	529
1.38%, 4/15/2012	2,500	2,501

See accompanying notes

284

Schedule of Investments Short-Term Bond Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,028
Unrealized Depreciation	(39,666)

Net Unrealized Appreciation (Depreciation)	(38,638)
Cost for federal income tax purposes	172,719
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	35.41%
Financial	22.88%
Asset Backed Securities	12.70%
Government	9.65%
Consumer, Non-cyclical	3.62%
Communications	3.52%
Energy	3.08%
Industrial	2.59%
Utilities	1.71%
Consumer, Cyclical	1.28%
Technology	1.07%
Basic Materials	1.07%
Other Assets in Excess of Liabilities, Net	1.42%

TOTAL NET ASSETS	100.00%

See accompanying notes

285

Schedule of Investments Short-Term Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (87.26%)			BONDS (continued)
Aerospace & Defense Equipment (0.71%)			Finance - Commercial (0.86%)
United Technologies Corp			Caterpillar Financial Services Corp
4.38%, 5/ 1/2010	$ 2,000 $	2,046	4.85%, 12/ 7/2012	$ 2,500 $	2,491

Agricultural Operations (1.77%)			Finance - Consumer Loans (1.42%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	5,250	5,105	4.95%, 12/17/2012	4,000	4,082

Asset Backed Securities (0.05%)			Finance - Leasing Company (0.85%)
Atlantic City Electric Transition Funding LLC			International Lease Finance Corp
2.89%, 7/20/2011	132	132	6.38%, 3/25/2013	4,000	2,443

Chemicals - Diversified (3.02%)			Finance - Mortgage Loan/Banker (4.03%)
EI Du Pont de Nemours & Co			Fannie Mae
5.00%, 7/15/2013	2,500	2,587	2.00%, 1/ 9/2012	6,000	6,058
PPG Industries Inc			Freddie Mac
5.75%, 3/15/2013	6,000	6,106	5.75%, 1/15/2012	5,000	5,547

		8,693			11,605

Commercial Banks (1.25%)			Food - Miscellaneous/Diversified (0.51%)
SunTrust Bank/Atlanta GA			Kellogg Co
3.00%, 11/16/2011	3,500	3,608	5.13%, 12/ 3/2012	1,400	1,469

Commercial Services - Finance (1.76%)			Gas - Distribution (0.57%)
Western Union Co/The			Sempra Energy
5.40%, 11/17/2011	5,000	5,071	4.75%, 5/15/2009	1,650	1,651

Computers (1.44%)			Industrial Gases (0.60%)
Hewlett-Packard Co			Air Products & Chemicals Inc
4.25%, 2/24/2012	4,000	4,149	4.15%, 2/ 1/2013	1,750	1,726

Consumer Products - Miscellaneous (1.51%)			Manufactured Housing ABS Other (0.02%)
Clorox Co			Green Tree Financial Corp
5.00%, 3/ 1/2013	4,250	4,357	7.70%, 9/15/2026	120	57

Diversified Banking Institutions (3.56%)			Medical - Biomedical/Gene (1.66%)
Bank of America Corp			Amgen Inc
2.10%, 4/30/2012	3,000	3,019	4.00%, 11/18/2009	4,725	4,782
Citigroup Inc
5.50%, 8/27/2012	2,500	2,231	Medical - HMO (1.44%)
JPMorgan Chase & Co			UnitedHealth Group Inc
2.20%, 6/15/2012	5,000	5,023	4.88%, 2/15/2013	4,250	4,143

		10,273

			Mortgage Backed Securities (26.98%)
Diversified Financial Services (1.74%)			Banc of America Funding Corp
General Electric Capital Corp			5.00%, 6/25/2035 (b)	5,000	4,689
5.72%, 8/22/2011	5,000	5,011	5.75%, 3/25/2036	4,224	3,411
			Banc of America Mortgage Securities Inc
Diversified Manufacturing Operations (0.90%)
			4.75%, 8/25/2033	4,000	3,879
Honeywell International Inc
			Bear Stearns Commercial Mortgage Securities
4.25%, 3/ 1/2013	2,500	2,596
			Inc
			5.82%, 5/14/2016 (a)	5,500	5,509
Electric - Integrated (2.05%)
			Chase Mortgage Finance Corp
Virginia Electric and Power Co			5.50%, 5/25/2035	2,343	2,069
5.10%, 11/30/2012	5,750	5,921

See accompanying notes

286

Schedule of Investments Short-Term Income Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Regional Banks (1.42%)
Countrywide Home Loan Mortgage Pass			Wells Fargo & Co
Through Trust			4.38%, 1/31/2013	$ 4,250 $	4,091
5.50%, 10/25/2035	$ 5,469 $	5,454
CS First Boston Mortgage Securities Corp			Reinsurance (1.50%)
6.00%, 12/25/2033	1,414	1,195	Berkshire Hathaway Finance Corp
Fannie Mae			4.00%, 4/15/2012 (a)	4,250	4,319
6.00%, 2/25/2031	10,000	10,431
5.00%, 11/25/2035	2,599	2,731	REITS - Apartments (1.28%)
Freddie Mac			ERP Operating LP
5.50%, 10/15/2027	5,896	6,001	5.50%, 10/ 1/2012	4,000	3,701
6.00%, 9/15/2029	6,989	7,205
4.50%, 5/15/2030	5,000	5,056	REITS - Healthcare (1.58%)
			Nationwide Health Properties Inc
Ginnie Mae
			6.50%, 7/15/2011	5,000	4,566
4.50%, 8/20/2032	1,192	1,231
GSR Mortgage Loan Trust
			REITS - Regional Malls (1.16%)
6.00%, 6/25/2036	3,123	2,420
			Simon Property Group LP
Lehman Mortgage Trust
			5.60%, 9/ 1/2011	3,500	3,330
5.75%, 4/25/2036	7,461	6,828

Residential Asset Securitization Trust			Retail - Drug Store (0.52%)
6.00%, 5/25/2036	3,750	2,137
			CVS Caremark Corp
Residential Funding Mortgage Securities I			4.00%, 9/15/2009	1,500	1,504
5.50%, 9/25/2036	4,343	3,177
Structured Asset Securities Corp			Savings & Loans - Thrifts (0.00%)
5.50%, 12/25/2033	4,342	4,327	Washington Mutual Bank/Henderson NV

		77,750	5.50%, 1/15/2013	1,200	1

Multimedia (1.53%)
Walt Disney Co/The			Steel - Producers (2.92%)
4.70%, 12/ 1/2012	4,250	4,417	Nucor Corp
			5.00%, 12/ 1/2012	8,300	8,411
Non-Hazardous Waste Disposal (1.05%)
Allied Waste North America Inc			Telephone - Integrated (4.07%)
5.75%, 2/15/2011	3,000	3,015	AT&T Inc
			4.95%, 1/15/2013	4,250	4,403
Oil - Field Services (0.62%)			Koninklijke KPN NV
Smith International Inc			8.00%, 10/ 1/2010	7,000	7,342

8.63%, 3/15/2014	1,750	1,794			11,745

			Textile - Home Furnishings (1.53%)
Oil Company - Exploration & Production (1.66%)
			Mohawk Industries Inc
Apache Corp			7.20%, 4/15/2012	4,750	4,415
6.25%, 4/15/2012	4,500	4,792
			Transport - Rail (0.75%)
Property & Casualty Insurance (1.46%)
			Canadian National Railway Co
Fidelity National Financial Inc			4.25%, 8/ 1/2009	2,150	2,150
7.30%, 8/15/2011	4,250	4,206
			Transport - Services (1.55%)
Quarrying (1.43%)
			United Parcel Service Inc
Vulcan Materials Co			4.50%, 1/15/2013	4,250	4,482
5.60%, 11/30/2012	4,250	4,114
			Water (1.46%)
Real Estate Operator & Developer (1.07%)
			Veolia Environnement
Duke Realty LP			5.25%, 6/ 3/2013	4,250	4,213

6.25%, 5/15/2013	4,000	3,076
			TOTAL BONDS	$ 251,503

See accompanying notes

287

Schedule of Investments
Short-Term Income Fund
April 30, 2009 (unaudited)

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (4.57%)			Diversified Banking Institutions (continued)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account;
(FHLMC) (0.23%)			Morgan Stanley Repurchase Agreement;
9.50%, 8/ 1/2016	$ 9 $	10	0.12% dated 04/30/09 maturing 05/01/09
6.00%, 4/ 1/2017	208	220	(collateralized by Sovereign Agency
6.00%, 5/ 1/2017	372	389	Issues; $5,581,000; 1.00% - 7.125%; dated
4.85%, 11/ 1/2021 (b)	26	26	05/04/09 - 02/15/30)	$ 5,736$	5,736

		645			17,210

Federal National Mortgage Association (FNMA) (0.14%)			TOTAL REPURCHASE AGREEMENTS		$ 17,210

6.50%, 1/ 1/2012	70	74	Total Investments		$ 281,876
6.50%, 1/ 1/2014	92	98	Other Assets in Excess of Liabilities, Net - 2.20%		6,351

8.50%, 11/ 1/2017	16	18	TOTAL NET ASSETS - 100.00%		$ 288,227

5.77%, 1/ 1/2019 (b)	9	9
5.61%, 4/ 1/2019 (b)	8	8
10.00%, 5/ 1/2022	11	12	(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
5.05%, 11/ 1/2022 (b)	3	3
			registration, normally to qualified institutional buyers. Unless otherwise
4.40%, 11/ 1/2032 (b)	147	149	indicated, these securities are not considered illiquid. At the end of the
4.94%, 11/ 1/2035 (b)	28	28	period, the value of these securities totaled $14,933 or 5.18% of net

		399	assets.

			(b) Variable Rate. Rate shown is in effect at April 30, 2009.
Government National Mortgage Association			(c)	Security or a portion of the security was pledged to cover margin
(GNMA) (0.05%)			requirements for futures contracts. At the end of the period, the value of
8.00%, 3/15/2012	3	3	these securities totaled $361 or 0.13% of net assets.
11.00%, 10/15/2015	20	22
11.00%, 11/15/2015	3	4	Unrealized Appreciation (Depreciation)
11.00%, 11/15/2015	39	43	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
10.00%, 1/15/2019	58	63	of investments held by the fund as of the period end were as follows:
10.00%, 2/15/2019	1	1
			Unrealized Appreciation		$ 3,286
11.00%, 8/15/2020	9	10
			Unrealized Depreciation		(11,942)

9.00%, 4/20/2025	3	4

			Net Unrealized Appreciation (Depreciation)		(8,656)
		150

			Cost for federal income tax purposes		290,532
U.S. Treasury (4.15%)			All dollar amounts are shown in thousands (000's)
3.13%, 11/30/2009 (c)	1,000	1,016
1.38%, 3/15/2012	5,000	5,009	Portfolio Summary (unaudited)

1.75%, 1/31/2014	6,000	5,944	Sector		Percent

		11,969	Mortgage Securities		27.39%

			Financial		25.12%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Consumer, Non-cyclical		8.65%
AGENCY OBLIGATIONS	$ 13,163		Government		8.18%

REPURCHASE AGREEMENTS (5.97%)			Basic Materials		7.96%
			Communications		5.61%
Diversified Banking Institutions (5.97%)			Industrial		4.96%
Investment in Joint Trading Account; Bank			Utilities		4.09%
of America Repurchase Agreement; 0.15%			Energy		2.28%
dated 04/30/09 maturing 05/01/09			Consumer, Cyclical		2.05%
(collateralized by Sovereign Agency			Technology		1.44%
Issues; $5,581,000; 0.00% - 5.87%; dated			Asset Backed Securities		0.07%
09/11/09 - 01/22/37)	$ 5,737$	5,737	Other Assets in Excess of Liabilities, Net		2.20%

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency			Asset Type		Percent

Issues; $5,581,000; 0.93% - 5.00%; dated			Futures		8.13%
03/30/10 - 01/08/14)	5,737	5,737
See accompanying notes

288

Schedule of Investments
Short-Term Income Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; June 2009	Sell	200	$ 23,264	$ 23,429	$ (165)
All dollar amounts are shown in thousands (000's)

See accompanying notes

289

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.17%)			COMMON STOCKS (continued)
Aerospace & Defense (1.60%)			Cellular Telecommunications (0.22%)
Esterline Technologies Corp (a)	33,069 $	871	Syniverse Holdings Inc (a)	27,700$	349
Teledyne Technologies Inc (a)	20,687	661
TransDigm Group Inc (a)	29,797	1,047	Chemicals - Diversified (0.18%)

		2,579	Innophos Holdings Inc	19,790	293

Aerospace & Defense Equipment (1.14%)			Chemicals - Specialty (0.48%)
BE Aerospace Inc (a)	40,505	437	Sensient Technologies Corp	20,710	484
Moog Inc (a)	16,790	450	Stepan Co	7,250	287

Triumph Group Inc	22,750	940			771

		1,827

			Circuit Boards (0.26%)
Airlines (0.53%)			TTM Technologies Inc (a)	55,230	410
Alaska Air Group Inc (a)	15,940	268
JetBlue Airways Corp (a)	72,270	356	Commercial Banks (6.09%)
Republic Airways Holdings Inc (a)	30,850	221	Banco Latinoamericano de Exportaciones SA	55,330	680

		845	Bank of Hawaii Corp	30,442	1,070

			Bank of the Ozarks Inc	25,680	638
Alternative Waste Tech (0.26%)
			City Holding Co	22,583	666
Calgon Carbon Corp (a)	24,150	410
			Community Bank System Inc	28,530	469
Apparel Manufacturers (0.43%)			Cullen/Frost Bankers Inc	17,722	834
True Religion Apparel Inc (a)	43,490	685	First Financial Bancorp	25,140	271
			FirstMerit Corp	54,600	1,060
Applications Software (0.88%)			Harleysville National Corp	33,020	290
Actuate Corp (a)	53,550	198	Iberiabank Corp	10,988	502
American Reprographics Co (a)	12,360	80	National Penn Bancshares Inc	36,350	294
Quest Software Inc (a)	72,850	1,059	NBT Bancorp Inc	28,090	665
Verint Systems Inc (a)	14,484	80	Pinnacle Financial Partners Inc (a)	14,561	260

		1,417	Prosperity Bancshares Inc	14,830	412

Auto/Truck Parts & Equipment - Replacement (0.35%)			Renasant Corp	18,450	260
Exide Technologies (a)	105,020	570	Republic Bancorp Inc/KY	10,980	244
			S&T Bancorp Inc	13,920	249
Batteries & Battery Systems (0.38%)			Tompkins Financial Corp	7,310	308
EnerSys (a)	35,790	610	Trustmark Corp	28,110	611

					9,783

Beverages - Wine & Spirits (0.51%)
Central European Distribution Corp (a)	36,647	821	Commercial Services (0.51%)
			Arbitron Inc	15,400	320
Building - Heavy Construction (0.48%)			Steiner Leisure Ltd (a)	15,860	502

Granite Construction Inc	13,740	542			822

Sterling Construction Co Inc (a)	12,070	227	Commercial Services - Finance (1.30%)

		769	CBIZ Inc (a)	69,700	548

Building & Construction - Miscellaneous (0.33%)			Heartland Payment Systems Inc	10,385	83
Insituform Technologies Inc (a)	34,590	530	Morningstar Inc (a)	12,674	503
			Wright Express Corp (a)	41,815	957

Building & Construction Products -					2,091

Miscellaneous (0.14%)
NCI Building Systems Inc (a)	57,030	225	Computer Aided Design (0.51%)
			ANSYS Inc (a)	6,200	171
Casino Services (0.72%)			Parametric Technology Corp (a)	58,400	651

Bally Technologies Inc (a)	43,960	1,151			822

See accompanying notes

290

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.48%)			Diversified Manufacturing Operations (2.23%)
Ciber Inc (a)	89,250 $	288	AZZ Inc (a)	31,100 $	962
Insight Enterprises Inc (a)	40,300	231	Brink's Co/The	18,870	535
Ness Technologies Inc (a)	70,150	259	EnPro Industries Inc (a)	38,590	616

		778	ESCO Technologies Inc (a)	10,210	424

			Koppers Holdings Inc	55,413	1,051

Computers - Integrated Systems (0.48%)
Jack Henry & Associates Inc	33,280	600			3,588

Super Micro Computer Inc (a)	31,400	164	Diversified Operations (0.18%)

		764	Compass Diversified Holdings	33,220	297

Consulting Services (1.43%)
			Diversified Operations & Commercial Services (0.17%)
FTI Consulting Inc (a)	7,283	400
			Viad Corp	14,360	274
Huron Consulting Group Inc (a)	21,322	1,022
Navigant Consulting Inc (a)	24,070	354	Electric - Integrated (2.10%)
Watson Wyatt Worldwide Inc	9,800	520	Avista Corp	64,260	967

		2,296	IDACORP Inc	20,120	482

Consumer Products - Miscellaneous (1.19%)			NorthWestern Corp	18,950	397
Jarden Corp (a)	64,370	1,294	Portland General Electric Co	37,918	693
Prestige Brands Holdings Inc (a)	43,630	282	Westar Energy Inc	47,300	829

Tupperware Brands Corp	13,530	338			3,368

		1,914	Electric Products - Miscellaneous (0.38%)

Containers - Metal & Glass (0.60%)			GrafTech International Ltd (a)	70,340	618
Silgan Holdings Inc	20,880	971
			Electronic Components - Miscellaneous (1.15%)
Containers - Paper & Plastic (1.01%)			Benchmark Electronics Inc (a)	69,220	840
Rock-Tenn Co	42,960	1,622	CTS Corp	47,375	288
			OSI Systems Inc (a)	12,870	241
Cosmetics & Toiletries (0.34%)			Rogers Corp (a)	18,920	481

Chattem Inc (a)	9,900	544			1,850

Data Processing & Management (0.38%)			Electronic Components - Semiconductors (2.16%)
Broadridge Financial Solutions Inc	17,010	329	IXYS Corp	47,550	453
CSG Systems International Inc (a)	19,490	283	Kopin Corp (a)	76,290	210

		612	Microsemi Corp (a)	36,360	488

			PMC - Sierra Inc (a)	77,180	611
Diagnostic Equipment (0.90%)			Silicon Laboratories Inc (a)	18,630	620
Gen-Probe Inc (a)	11,030	531
			Skyworks Solutions Inc (a)	122,960	1,087

Immucor Inc (a)	55,823	910

					3,469

		1,441

			Energy - Alternate Sources (0.17%)
Diagnostic Kits (0.32%)			GT Solar International Inc (a)	39,190	278
Meridian Bioscience Inc	29,461	512
			Engineering - Research & Development Services (0.87%)
Disposable Medical Products (0.32%)			EMCOR Group Inc (a)	54,363	1,130
Merit Medical Systems Inc (a)	33,030	512
			Exponent Inc (a)	9,530	266

					1,396

Distribution & Wholesale (0.75%)
Beacon Roofing Supply Inc (a)	42,820	681	Enterprise Software & Services (1.80%)
FGX International Holdings Ltd (a)	21,870	252	Informatica Corp (a)	44,200	703
Titan Machinery Inc (a)	26,250	266	JDA Software Group Inc (a)	18,320	258

		1,199	Mantech International Corp (a)	14,250	516

			Sybase Inc (a)	18,380	624

See accompanying notes

291

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Insurance Brokers (0.29%)
SYNNEX Corp (a)	36,410 $	784	eHealth Inc (a)	14,300 $	274

		2,885	Life Partners Holdings Inc	10,360	194

					468

Entertainment Software (0.55%)
Take-Two Interactive Software Inc (a)	97,840	888	Internet Application Software (0.39%)
			S1 Corp (a)	101,780	631
Environmental Consulting & Engineering (0.34%)
Tetra Tech Inc (a)	22,540	554	Internet Infrastructure Equipment (0.50%)
			Avocent Corp (a)	55,480	801
E-Services - Consulting (0.22%)
Websense Inc (a)	19,980	356	Internet Infrastructure Software (0.78%)
			AsiaInfo Holdings Inc (a)	35,760	599
Finance - Investment Banker & Broker (1.46%)			TIBCO Software Inc (a)	103,050	651

Interactive Brokers Group Inc (a)	34,380	507			1,250

Knight Capital Group Inc (a)	38,930	603
			Internet Security (0.27%)
Stifel Financial Corp (a)	11,275	555
			Blue Coat Systems Inc (a)	33,310	442
SWS Group Inc	53,290	682

		2,347

			Internet Telephony (0.55%)
Finance - Leasing Company (0.25%)			j2 Global Communications Inc (a)	36,680	880
Financial Federal Corp	16,302	401
			Intimate Apparel (0.64%)
Food - Canned (0.22%)			Warnaco Group Inc/The (a)	35,762	1,031
TreeHouse Foods Inc (a)	13,070	348
			Investment Companies (0.51%)
Food - Miscellaneous/Diversified (0.81%)			Ares Capital Corp	79,026	464
American Italian Pasta Co (a)	5,130	161	Hercules Technology Growth Capital Inc	58,041	349

Diamond Foods Inc	9,630	252			813

Lancaster Colony Corp	8,230	361
			Lasers - Systems & Components (0.62%)
Ralcorp Holdings Inc (a)	9,110	521	Coherent Inc (a)	19,460	370

		1,295	Rofin-Sinar Technologies Inc (a)	29,100	620

Food - Wholesale & Distribution (0.17%)					990

Fresh Del Monte Produce Inc (a)	18,390	267
			Life & Health Insurance (0.67%)
			Delphi Financial Group Inc	29,934	517
Footwear & Related Apparel (0.93%)
			Presidential Life Corp	19,672	210
Iconix Brand Group Inc (a)	62,820	896
			StanCorp Financial Group Inc	12,990	357

Steven Madden Ltd (a)	20,253	596

					1,084

		1,492

			Linen Supply & Related Items (0.18%)
Gas - Distribution (1.43%)
			G&K Services Inc	11,810	295
Northwest Natural Gas Co	27,160	1,111
South Jersey Industries Inc	20,458	710
			Machinery - Construction & Mining (0.63%)
WGL Holdings Inc	15,360	478	Astec Industries Inc (a)	10,300	318

		2,299	Bucyrus International Inc	32,110	697

Home Furnishings (0.46%)					1,015

Tempur-Pedic International Inc	57,910	745
			Machinery - General Industry (1.35%)
			Chart Industries Inc (a)	31,260	432
Instruments - Controls (0.17%)
			Robbins & Myers Inc	20,997	398
Watts Water Technologies Inc	12,500	278
			Wabtec Corp	35,170	1,342

Instruments - Scientific (0.53%)					2,172

FEI Co (a)	49,170	845

See accompanying notes

292

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (3.29%)			Medical Products (continued)
Acorda Therapeutics Inc (a)	8,980 $	178	Cyberonics Inc (a)	10,983 $	145
American Oriental Bioengineering Inc (a)	74,080	314	Zoll Medical Corp (a)	48,475	779

Arqule Inc (a)	42,060	187			1,962

Bio-Rad Laboratories Inc (a)	7,130	497
			Metal Products - Distribution (0.18%)
Celera Corp (a)	103,880	840	AM Castle & Co	29,050	281
Cubist Pharmaceuticals Inc (a)	38,902	646
Human Genome Sciences Inc (a)	172,850	378	Networking Products (1.21%)
Incyte Corp (a)	160,080	378	3Com Corp (a)	301,300	1,220
Maxygen Inc (a)	16,250	95	Polycom Inc (a)	38,830	724

Myriad Genetics Inc (a)	25,360	984			1,944

Seattle Genetics Inc (a)	38,720	357
			Non-Ferrous Metals (0.14%)
United Therapeutics Corp (a)	6,840	430

			Horsehead Holding Corp (a)	31,360	224
		5,284

Medical - Drugs (0.94%)			Non-Hazardous Waste Disposal (0.38%)
Array Biopharma Inc (a)	53,500	157	Waste Connections Inc (a)	23,850	615
China Sky One Medical Inc (a)	12,680	179
			Oil - Field Services (1.70%)
Orexigen Therapeutics Inc (a)	66,030	187
			Hornbeck Offshore Services Inc (a)	31,130	723
PharMerica Corp (a)	29,960	547
			Matrix Service Co (a)	44,438	426
Progenics Pharmaceuticals Inc (a)	37,220	204
			Oil States International Inc (a)	31,180	589
XenoPort Inc (a)	17,520	239

			Willbros Group Inc (a)	86,460	991

		1,513

					2,729

Medical - Generic Drugs (0.36%)
			Oil Company - Exploration & Production (2.11%)
Perrigo Co	22,490	583
			Arena Resources Inc (a)	13,820	396
Medical - Hospitals (0.42%)			Comstock Resources Inc (a)	17,910	617
Universal Health Services Inc	13,500	680	Concho Resources Inc/Midland TX (a)	19,340	531
			Encore Acquisition Co (a)	36,010	1,051
Medical - Nursing Homes (0.49%)			EXCO Resources Inc (a)	53,110	626
Ensign Group Inc/The	27,274	423	Mariner Energy Inc (a)	14,870	169

Skilled Healthcare Group Inc (a)	42,430	370			3,390

		793

			Oil Refining & Marketing (0.13%)
Medical - Outpatient & Home Medical Care (0.92%)			CVR Energy Inc (a)	27,540	203
Amedisys Inc (a)	24,497	822
Gentiva Health Services Inc (a)	17,790	283	Pastoral & Agricultural (0.26%)
LHC Group Inc (a)	16,420	375	AgFeed Industries Inc (a)	114,930	421

		1,480

			Pharmacy Services (0.59%)
Medical Instruments (1.09%)			Catalyst Health Solutions Inc (a)	41,760	942
Conmed Corp (a)	34,340	458
Genomic Health Inc (a)	25,350	570	Physical Therapy & Rehabilitation Centers (0.37%)
Kensey Nash Corp (a)	26,330	551	Psychiatric Solutions Inc (a)	18,730	363
Symmetry Medical Inc (a)	22,850	166	RehabCare Group Inc (a)	13,730	229

		1,745			592

Medical Laboratory & Testing Service (0.44%)			Private Corrections (0.44%)
ICON PLC ADR (a)	44,516	705	Cornell Cos Inc (a)	38,814	706

Medical Products (1.22%)			Property & Casualty Insurance (1.50%)
American Medical Systems Holdings Inc (a)	44,060	545	American Physicians Capital Inc	19,536	814
Cantel Medical Corp (a)	34,860	493	Amerisafe Inc (a)	17,404	267

See accompanying notes

293

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Storage (0.18%)
Amtrust Financial Services Inc	45,598 $	416	U-Store-It Trust	85,460 $	293
CNA Surety Corp (a)	23,370	450
Tower Group Inc	16,800	457	Rental - Auto & Equipment (0.84%)

		2,404	Aaron's Inc	26,090	876

			Rent-A-Center Inc/TX (a)	24,790	477

Quarrying (0.39%)
					1,353

Compass Minerals International Inc	12,990	626
			Research & Development (0.45%)
Recreational Vehicles (0.28%)			Parexel International Corp (a)	72,790	721
Polaris Industries Inc	13,430	449
			Retail - Apparel & Shoe (2.14%)
Reinsurance (2.20%)			Aeropostale Inc (a)	20,420	694
Aspen Insurance Holdings Ltd	64,960	1,532	Dress Barn Inc (a)	41,380	627
IPC Holdings Ltd	18,300	476	Genesco Inc (a)	28,710	654
Max Capital Group Ltd	9,990	165	JOS A Bank Clothiers Inc (a)	8,760	354
Platinum Underwriters Holdings Ltd	34,470	992	Stage Stores Inc	38,960	477
Validus Holdings Ltd	16,690	374	Wet Seal Inc/The (a)	168,051	640

		3,539			3,446

REITS - Apartments (0.35%)			Retail - Appliances (0.16%)
Essex Property Trust Inc	8,760	556	hhgregg Inc (a)	15,900	264

REITS - Healthcare (1.09%)			Retail - Building Products (0.13%)
Nationwide Health Properties Inc	6,860	169	Lumber Liquidators Inc (a)	13,790	206
Omega Healthcare Investors Inc	27,650	435
Senior Housing Properties Trust	54,942	901	Retail - Discount (0.57%)
Universal Health Realty Income Trust	7,820	250	99 Cents Only Stores (a)	60,980	655

		1,755	Citi Trends Inc (a)	10,320	253

					908

REITS - Mortgage (1.57%)
Capstead Mortgage Corp	28,690	327	Retail - Fabric Store (0.46%)
Chimera Investment Corp	190,039	671	Jo-Ann Stores Inc (a)	39,960	732
MFA Mortgage Investments Inc	217,930	1,284
			Retail - Gardening Products (0.29%)
NorthStar Realty Finance Corp	77,400	245

			Tractor Supply Co (a)	11,680	472
		2,527

REITS - Office Property (0.64%)			Retail - Hair Salons (0.25%)
Alexandria Real Estate Equities Inc	21,880	798	Regis Corp	20,670	396
Kilroy Realty Corp	10,850	234

		1,032	Retail - Pawn Shops (0.22%)

			Cash America International Inc	15,950	357
REITS - Regional Malls (0.49%)
Macerich Co/The	44,680	783	Retail - Perfume & Cosmetics (0.34%)
			Sally Beauty Holdings Inc (a)	74,560	552
REITS - Shopping Centers (0.74%)
Inland Real Estate Corp	84,320	740	Retail - Petroleum Products (0.37%)
Saul Centers Inc	6,560	209	World Fuel Services Corp	15,780	602
Urstadt Biddle Properties Inc	16,119	248

		1,197	Retail - Restaurants (1.33%)

			Buffalo Wild Wings Inc (a)	8,440	330
REITS - Single Tenant (0.14%)
			CKE Restaurants Inc	51,973	497
Getty Realty Corp	11,810	232
			Jack in the Box Inc (a)	42,060	1,034

See accompanying notes

294

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Theaters (0.23%)
Ruby Tuesday Inc (a)	35,920 $	276	National CineMedia Inc	25,430 $	369

		2,137

			Therapeutics (1.49%)
Retail - Sporting Goods (0.51%)
			Allos Therapeutics Inc (a)	58,800	360
Hibbett Sports Inc (a)	39,196	817
			BioMarin Pharmaceutical Inc (a)	35,680	459
			Isis Pharmaceuticals Inc (a)	37,080	581
Savings & Loans - Thrifts (1.31%)
Astoria Financial Corp	25,550	211	Onyx Pharmaceuticals Inc (a)	17,710	459
Dime Community Bancshares	25,890	216	Questcor Pharmaceuticals Inc (a)	38,880	175
ESSA Bancorp Inc	22,980	314	Vivus Inc (a)	89,320	358

Flushing Financial Corp	26,930	248			2,392

OceanFirst Financial Corp	23,130	281	Tobacco (0.20%)
Provident Financial Services Inc	28,510	304	Alliance One International Inc (a)	87,680	329
United Financial Bancorp Inc	21,200	281
WSFS Financial Corp	9,400	255	Tools - Hand Held (0.44%)

		2,110	Snap-On Inc	20,960	711

Schools (0.60%)			Toys (0.29%)
Capella Education Co (a)	8,260	424	Marvel Entertainment Inc (a)	15,860	473
DeVry Inc	7,680	327
Grand Canyon Education Inc (a)	13,090	214	Transactional Software (0.36%)

		965	Solera Holdings Inc (a)	25,610	584

Semiconductor Component - Integrated Circuits (1.09%)			Transport - Marine (0.08%)
Hittite Microwave Corp (a)	17,400	647	Overseas Shipholding Group Inc	4,274	123
Integrated Device Technology Inc (a)	116,540	633
Micrel Inc	33,990	255	Transport - Services (0.53%)
Pericom Semiconductor Corp (a)	24,290	216	HUB Group Inc (a)	37,330	859

		1,751

			Transport - Truck (0.15%)
Semiconductor Equipment (0.36%)
			Marten Transport Ltd (a)	11,830	245
Entegris Inc (a)	165,990	246
Ultratech Inc (a)	24,790	335	Wireless Equipment (0.18%)

		581	Viasat Inc (a)	12,801	294

Telecommunication Equipment (0.78%)
Anaren Inc (a)	16,140	210	X-Ray Equipment (0.40%)
			Hologic Inc (a)	42,970	639
Arris Group Inc (a)	46,160	492

Comtech Telecommunications Corp (a)	13,797	462	TOTAL COMMON STOCKS	$ 154,577

Symmetricom Inc (a)	19,010	95		Principal

		1,259		Amount	Value

				(000's)	(000's)

Telecommunication Equipment - Fiber Optics (0.35%)
			REPURCHASE AGREEMENTS (3.68%)
Harmonic Inc (a)	75,730	555
			Diversified Banking Institutions (3.68%)
Telecommunication Services (1.23%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Consolidated Communications Holdings Inc	47,290	532
			dated 04/30/09 maturing 05/01/09
MasTec Inc (a)	29,180	365	(collateralized by Sovereign Agency
NTELOS Holdings Corp	28,380	453	Issues; $2,009,000; 0.00% - 5.87%; dated
Premiere Global Services Inc (a)	59,930	632	09/11/09 - 01/22/37)	$ 1,970$	1,970

		1,982

Telephone - Integrated (0.16%)
General Communication Inc (a)	33,000	253

See accompanying notes

295

Schedule of Investments SmallCap Blend Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,009,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	$ 1,970$	1,970
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $2,009,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	1,969	1,969

		5,909

TOTAL REPURCHASE AGREEMENTS	$ 5,909

Total Investments	$ 160,486
Other Assets in Excess of Liabilities, Net - 0.15%		248

TOTAL NET ASSETS - 100.00%	$ 160,734

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 13,814
Unrealized Depreciation		(29,609)

Net Unrealized Appreciation (Depreciation)		(15,795)
Cost for federal income tax purposes		176,281
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		23.17%
Consumer, Non-cyclical		22.98%
Industrial		16.23%
Consumer, Cyclical		12.56%
Technology		9.05%
Communications		6.84%
Energy		4.11%
Utilities		3.53%
Basic Materials		1.19%
Diversified		0.19%
Other Assets in Excess of Liabilities, Net		0.15%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.79%

See accompanying notes

296

Schedule of Investments
SmallCap Blend Fund
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	92	$ 3,389	$ 4,477	$ 1,088
All dollar amounts are shown in thousands (000's)

See accompanying notes

297

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.51%)			COMMON STOCKS (continued)
Aerospace & Defense (1.86%)			Computers - Integrated Systems (1.57%)
Esterline Technologies Corp (a)	51,854 $	1,366	Jack Henry & Associates Inc	81,500$	1,469
Teledyne Technologies Inc (a)	25,405	811	NCI Inc (a)	44,900	1,094
TransDigm Group Inc (a)	44,755	1,573	Super Micro Computer Inc (a)	115,000	600

		3,750			3,163

Aerospace & Defense Equipment (1.38%)			Computers - Memory Devices (0.68%)
BE Aerospace Inc (a)	87,584	945	Data Domain Inc (a)	83,000	1,376
Triumph Group Inc	44,449	1,837

		2,782	Consulting Services (2.61%)

			FTI Consulting Inc (a)	22,510	1,235
Alternative Waste Tech (0.78%)
			Huron Consulting Group Inc (a)	32,077	1,538
Calgon Carbon Corp (a)	92,000	1,562
			ICF International Inc (a)	15,000	413
			Navigant Consulting Inc (a)	63,675	937
Apparel Manufacturers (0.48%)
True Religion Apparel Inc (a)	61,342	967	Watson Wyatt Worldwide Inc	21,300	1,130

					5,253

Applications Software (1.32%)			Consumer Products - Miscellaneous (1.35%)
Progress Software Corp (a)	60,500	1,282	Jarden Corp (a)	66,000	1,326
Quest Software Inc (a)	95,000	1,380	Tupperware Brands Corp	55,800	1,397

		2,662			2,723

Batteries & Battery Systems (0.63%)			Containers - Metal & Glass (0.46%)
EnerSys (a)	74,359	1,268	Silgan Holdings Inc	20,000	930

Beverages - Wine & Spirits (0.44%)			Containers - Paper & Plastic (0.69%)
Central European Distribution Corp (a)	39,376	882	Rock-Tenn Co	37,000	1,397

Building - Heavy Construction (0.68%)			Cosmetics & Toiletries (0.91%)
Orion Marine Group Inc (a)	91,000	1,363	Chattem Inc (a)	33,317	1,829

Casino Services (0.81%)			Diagnostic Equipment (1.35%)
Bally Technologies Inc (a)	62,036	1,624	Gen-Probe Inc (a)	29,800	1,435
			Immucor Inc (a)	78,491	1,279

Chemicals - Specialty (0.32%)
					2,714

Stepan Co	16,500	653
			Diagnostic Kits (1.57%)
Commercial Banks (1.63%)			Inverness Medical Innovations Inc (a)	61,678	1,992
Bank of the Ozarks Inc	58,542	1,454	Meridian Bioscience Inc	67,869	1,179

Signature Bank/New York NY (a)	52,500	1,427			3,171

WesBanco Inc	19,894	396

			Disposable Medical Products (0.63%)
		3,277

			Merit Medical Systems Inc (a)	81,880	1,270
Commercial Services (1.36%)
Arbitron Inc	56,500	1,176	Distribution & Wholesale (1.05%)
Steiner Leisure Ltd (a)	49,133	1,555	FGX International Holdings Ltd (a)	114,127	1,315

		2,731	Titan Machinery Inc (a)	80,000	810

					2,125

Commercial Services - Finance (0.77%)
Wright Express Corp (a)	67,444	1,543	Diversified Manufacturing Operations (0.94%)
			AZZ Inc (a)	46,130	1,427
Computer Aided Design (1.34%)			Koppers Holdings Inc	24,284	460

ANSYS Inc (a)	45,386	1,253			1,887

Parametric Technology Corp (a)	129,500	1,444

		2,697

See accompanying notes

298

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Educational Software (0.52%)			Footwear & Related Apparel (0.77%)
Blackboard Inc (a)	31,036 $	1,056	Iconix Brand Group Inc (a)	109,000 $	1,554

Electric Products - Miscellaneous (0.70%)			Human Resources (0.43%)
GrafTech International Ltd (a)	159,838	1,405	SuccessFactors Inc (a)	99,000	862

Electronic Components - Miscellaneous (0.45%)			Internet Application Software (1.29%)
OSI Systems Inc (a)	48,000	900	eResearchTechnology Inc (a)	95,974	486
			S1 Corp (a)	168,000	1,042
Electronic Components - Semiconductors (3.12%)			Vocus Inc (a)	63,458	1,079

Microsemi Corp (a)	132,241	1,775			2,607

PMC - Sierra Inc (a)	185,760	1,471
			Internet Infrastructure Software (0.47%)
Silicon Laboratories Inc (a)	49,060	1,632
			AsiaInfo Holdings Inc (a)	56,100	940
Skyworks Solutions Inc (a)	159,724	1,412

		6,290

			Internet Security (0.63%)
Energy - Alternate Sources (0.44%)			Blue Coat Systems Inc (a)	96,000	1,273
GT Solar International Inc (a)	124,000	879
			Internet Telephony (0.82%)
Engineering - Research & Development Services (1.35%)			j2 Global Communications Inc (a)	69,000	1,655
EMCOR Group Inc (a)	73,777	1,534
Exponent Inc (a)	42,219	1,178	Intimate Apparel (0.64%)

		2,712	Warnaco Group Inc/The (a)	44,657	1,288

Enterprise Software & Services (3.67%)			Lasers - Systems & Components (0.64%)
Ariba Inc (a)	102,974	989	Rofin-Sinar Technologies Inc (a)	60,529	1,290
Concur Technologies Inc (a)	60,950	1,650
Informatica Corp (a)	94,662	1,505	Leisure & Recreation Products (0.73%)
Mantech International Corp (a)	15,000	543	WMS Industries Inc (a)	45,813	1,471
MicroStrategy Inc (a)	13,033	507
Sybase Inc (a)	64,542	2,192	Machinery - Construction & Mining (0.60%)

			Bucyrus International Inc	56,000	1,216
		7,386

Entertainment Software (0.58%)			Machinery - General Industry (2.16%)
Take-Two Interactive Software Inc (a)	128,500	1,167	Chart Industries Inc (a)	75,335	1,042
			Middleby Corp (a)	36,447	1,595
Environmental Consulting & Engineering (0.21%)			Wabtec Corp	44,974	1,715

Tetra Tech Inc (a)	17,000	418			4,352

E-Services - Consulting (0.81%)			Medical - Biomedical/Gene (5.84%)
Websense Inc (a)	92,016	1,641	Acorda Therapeutics Inc (a)	41,000	813
			Affymax Inc (a)	27,600	490
Finance - Investment Banker & Broker (1.54%)			Arqule Inc (a)	133,000	592
Interactive Brokers Group Inc (a)	58,500	863	Bio-Rad Laboratories Inc (a)	16,406	1,143
Knight Capital Group Inc (a)	93,634	1,450	Celera Corp (a)	170,737	1,381
Stifel Financial Corp (a)	16,000	788	Cubist Pharmaceuticals Inc (a)	100,399	1,667

		3,101	Cytokinetics Inc (a)	167,000	311

Food - Miscellaneous/Diversified (1.36%)			Exelixis Inc (a)	241,880	1,192
American Italian Pasta Co (a)	29,000	912	Human Genome Sciences Inc (a)	294,901	646
Diamond Foods Inc	36,000	943	Incyte Corp (a)	402,763	951
Ralcorp Holdings Inc (a)	15,628	893	Maxygen Inc (a)	105,000	614

		2,748	Myriad Genetics Inc (a)	51,000	1,978

					11,778

See accompanying notes

299

Schedule of Investments
SmallCap Growth Fund
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (1.67%)			Oil Company - Exploration & Production (4.60%)
Array Biopharma Inc (a)	237,090 $	695	Arena Resources Inc (a)	48,060 $	1,378
Orexigen Therapeutics Inc (a)	245,854	698	Comstock Resources Inc (a)	44,776	1,543
PharMerica Corp (a)	63,636	1,162	Concho Resources Inc/Midland TX (a)	51,110	1,401
Progenics Pharmaceuticals Inc (a)	75,953	416	Encore Acquisition Co (a)	46,500	1,357
XenoPort Inc (a)	29,497	403	EXCO Resources Inc (a)	115,000	1,355

		3,374	Mariner Energy Inc (a)	72,766	828

			Rosetta Resources Inc (a)	108,654	766
Medical - Generic Drugs (0.66%)
Perrigo Co	51,500	1,335	St Mary Land & Exploration Co	36,359	650

					9,278

Medical - Nursing Homes (0.45%)			Pharmacy Services (0.79%)
Skilled Healthcare Group Inc (a)	104,068	908	Catalyst Health Solutions Inc (a)	70,256	1,584

Medical - Outpatient & Home Medical Care (1.49%)			Private Corrections (0.62%)
Amedisys Inc (a)	46,992	1,576	Geo Group Inc/The (a)	75,592	1,257
Gentiva Health Services Inc (a)	44,000	701
LHC Group Inc (a)	31,536	720	Quarrying (0.30%)

		2,997	Compass Minerals International Inc	12,600	608

Medical Imaging Systems (0.16%)
			REITS - Diversified (0.99%)
IRIS International Inc (a)	29,036	324
			Digital Realty Trust Inc	36,607	1,318
			Entertainment Properties Trust	29,348	678

Medical Instruments (2.45%)
Conmed Corp (a)	48,000	639			1,996

Genomic Health Inc (a)	61,809	1,391	REITS - Mortgage (0.37%)
Integra LifeSciences Holdings Corp (a)	48,528	1,253	Chimera Investment Corp	210,000	741
Kensey Nash Corp (a)	35,276	739
Symmetry Medical Inc (a)	125,000	907	REITS - Office Property (0.21%)

		4,929	Alexandria Real Estate Equities Inc	11,500	420

Medical Laboratory & Testing Service (0.58%)			Research & Development (0.51%)
ICON PLC ADR (a)	74,160	1,175	Parexel International Corp (a)	104,647	1,037

Medical Products (1.38%)			Retail - Appliances (0.31%)
American Medical Systems Holdings Inc (a)	98,000	1,212	hhgregg Inc (a)	38,000	631
Zoll Medical Corp (a)	97,913	1,575

		2,787	Retail - Building Products (0.56%)

			Lumber Liquidators Inc (a)	76,000	1,137
Metal Processors & Fabrication (0.57%)
RBC Bearings Inc (a)	61,506	1,138
			Retail - Discount (0.52%)
			99 Cents Only Stores (a)	98,000	1,053
Networking Products (0.77%)
Polycom Inc (a)	83,000	1,547
			Retail - Gardening Products (0.44%)
			Tractor Supply Co (a)	22,000	888
Non-Hazardous Waste Disposal (0.29%)
Waste Connections Inc (a)	23,000	593
			Retail - Restaurants (1.89%)
			CKE Restaurants Inc	120,000	1,148
Oil - Field Services (1.30%)
			Jack in the Box Inc (a)	69,493	1,709
Matrix Service Co (a)	75,373	722
			Texas Roadhouse Inc (a)	83,000	945

Superior Energy Services Inc (a)	52,000	999
					3,802

Willbros Group Inc (a)	79,028	906

		2,627	Retail - Sporting Goods (0.62%)

			Hibbett Sports Inc (a)	59,890	1,249

See accompanying notes

300

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (1.66%)			Transport - Services (0.56%)
Capella Education Co (a)	17,000 $	874	HUB Group Inc (a)	49,000 $	1,127
DeVry Inc	41,501	1,766
Grand Canyon Education Inc (a)	43,018	703	Transport - Truck (0.30%)

		3,343	Old Dominion Freight Line Inc (a)	21,442	604

Semiconductor Component - Integrated Circuits (1.01%)			Vitamins & Nutrition Products (0.40%)
Hittite Microwave Corp (a)	27,700	1,029	Herbalife Ltd	40,900	811
Integrated Device Technology Inc (a)	186,854	1,015

		2,044	Wireless Equipment (0.67%)

			Viasat Inc (a)	58,370	1,342
Semiconductor Equipment (0.90%)
ATMI Inc (a)	60,158	950
			X-Ray Equipment (0.69%)
Ultratech Inc (a)	64,000	865	Hologic Inc (a)	93,231	1,385

		1,815

			TOTAL COMMON STOCKS	$ 196,498

Steel Pipe & Tube (0.60%)				Principal
Valmont Industries Inc	18,956	1,209
				Amount	Value
				(000's)	(000's)

Telecommunication Equipment (0.38%)
			REPURCHASE AGREEMENTS (2.69%)
Comtech Telecommunications Corp (a)	23,000	770
			Diversified Banking Institutions (2.69%)

Telecommunication Equipment - Fiber Optics (0.73%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Harmonic Inc (a)	199,242	1,460	dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Telecommunication Services (2.00%)			Issues; $1,842,000; 0.00% - 5.87%; dated
MasTec Inc (a)	118,663	1,484	09/11/09 - 01/22/37)	$ 1,806$	1,806
NTELOS Holdings Corp	71,023	1,135	Investment in Joint Trading Account;
Premiere Global Services Inc (a)	134,046	1,413	Deutsche Bank Repurchase Agreement;

			0.15% dated 04/30/09 maturing 05/01/09
		4,032	(collateralized by Sovereign Agency

Theaters (0.46%)			Issues; $1,842,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	1,806	1,806
National CineMedia Inc	64,000	930
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Therapeutics (3.05%)			0.12% dated 04/30/09 maturing 05/01/09
Allos Therapeutics Inc (a)	177,068	1,086	(collateralized by Sovereign Agency
Isis Pharmaceuticals Inc (a)	80,000	1,254	Issues; $1,842,000; 1.00% - 7.125%; dated
Medarex Inc (a)	120,000	710	05/04/09 - 02/15/30)	1,807	1,807

Onyx Pharmaceuticals Inc (a)	48,000	1,243			5,419

Questcor Pharmaceuticals Inc (a)	198,000	891	TOTAL REPURCHASE AGREEMENTS	$ 5,419

Vivus Inc (a)	241,528	969

			Total Investments	$ 201,917
		6,153

			Liabilities in Excess of Other Assets, Net - (0.20)%		(397)

Toys (1.02%)			TOTAL NET ASSETS - 100.00%	$ 201,520

Jakks Pacific Inc (a)	63,686	805
Marvel Entertainment Inc (a)	41,745	1,246

		2,051	(a) Non-Income Producing Security

Transactional Software (0.87%)
Solera Holdings Inc (a)	76,500	1,746

Transport - Marine (0.33%)
General Maritime Corp	67,765	673

See accompanying notes

301

Schedule of Investments SmallCap Growth Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,961
Unrealized Depreciation	(49,530)

Net Unrealized Appreciation (Depreciation)	(32,569)
Cost for federal income tax purposes	234,486
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	35.18%
Industrial	16.17%
Technology	15.58%
Consumer, Cyclical	10.31%
Communications	8.57%
Financial	7.42%
Energy	6.34%
Basic Materials	0.63%
Liabilities in Excess of Other Assets, Net	(0.20%)

TOTAL NET ASSETS	100.00%

See accompanying notes

302

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.07%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.53%)			Commercial Services (continued)
AAR Corp (a)	111,078$	1,674	HMS Holdings Corp (a)	57,200$	1,715

					3,050

Airlines (1.06%)
			Computer Aided Design (0.77%)
Airtran Holdings Inc (a)	279,911	1,945
			ANSYS Inc (a)	88,162	2,435
Allegiant Travel Co (a)	27,413	1,427

		3,372

			Computer Services (0.06%)
Alternative Waste Tech (0.88%)			iGate Corp	54,183	205
Calgon Carbon Corp (a)	130,894	2,222
Darling International Inc (a)	98,733	565	Computers - Integrated Systems (1.89%)

		2,787	Brocade Communications Systems Inc (a)	240,230	1,389

			Micros Systems Inc (a)	80,515	1,689
Apparel Manufacturers (0.25%)
			NCI Inc (a)	55,764	1,358
Under Armour Inc (a)	33,982	800
			Netscout Systems Inc (a)	45,227	407
			Riverbed Technology Inc (a)	63,341	1,160

Applications Software (2.04%)
Ebix Inc (a)	65,177	1,812			6,003

EPIQ Systems Inc (a)	28,554	442	Computers - Memory Devices (0.23%)
Nuance Communications Inc (a)	316,293	4,222	Data Domain Inc (a)	43,876	727

		6,476

			Computers - Peripheral Equipment (0.36%)
Auto/Truck Parts & Equipment - Original (0.42%)
			Compellent Technologies Inc (a)	103,851	1,159
Titan International Inc	117,500	711
Wonder Auto Technology Inc (a)	91,444	615	Consulting Services (0.26%)

		1,326	Watson Wyatt Worldwide Inc	15,400	817

Batteries & Battery Systems (0.76%)
			Consumer Products - Miscellaneous (0.89%)
EnerSys (a)	142,300	2,426
			Helen of Troy Ltd (a)	29,998	479
Broadcasting Services & Programming (0.25%)			Jarden Corp (a)	56,086	1,127
DG FastChannel Inc (a)	21,128	493	Scotts Miracle-Gro Co/The	36,000	1,216

Outdoor Channel Holdings Inc (a)	40,118	300			2,822

		793	Containers - Metal & Glass (0.25%)

Building & Construction - Miscellaneous (0.24%)			Greif Inc	17,612	797
Layne Christensen Co (a)	15,946	346
			Containers - Paper & Plastic (0.79%)
MYR Group Inc/Delaware (a)	27,049	403

			Rock-Tenn Co	66,665	2,517
		749

Chemicals - Specialty (0.13%)			Cosmetics & Toiletries (0.61%)
Sensient Technologies Corp	17,063	399	Chattem Inc (a)	35,100	1,927

Commercial Banks (1.37%)			Data Processing & Management (0.26%)
Iberiabank Corp	34,560	1,579	FalconStor Software Inc (a)	225,240	833
PrivateBancorp Inc	43,322	877
Prosperity Bancshares Inc	23,572	655	Decision Support Software (0.26%)
Signature Bank/New York NY (a)	4,646	126	Interactive Intelligence Inc (a)	47,494	523
Texas Capital Bancshares Inc (a)	64,494	903	Wind River Systems Inc (a)	41,505	304

Western Alliance Bancorp (a)	33,413	217			827

		4,357	Diagnostic Equipment (0.35%)

Commercial Services (0.96%)			Cepheid Inc (a)	36,627	355
Healthcare Services Group Inc	74,650	1,335	Hansen Medical Inc (a)	72,400	389
			Immucor Inc (a)	22,446	366

					1,110

See accompanying notes

303

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (1.54%)			Engineering - Research & Development
FGX International Holdings Ltd (a)	30,269 $	349	Services (continued)
			VSE Corp	14,258 $	426

LKQ Corp (a)	214,546	3,643
					4,585

MWI Veterinary Supply Inc (a)	9,538	296
Tech Data Corp (a)	21,000	605	Enterprise Software & Services (2.63%)

		4,893	Advent Software Inc (a)	19,611	652

			Concur Technologies Inc (a)	18,411	498
Diversified Manufacturing Operations (1.16%)
			MedAssets Inc (a)	120,400	2,076
Ameron International Corp	4,429	262
			Omnicell Inc (a)	78,500	691
Colfax Corp (a)	27,600	238
			Sybase Inc (a)	35,022	1,189
ESCO Technologies Inc (a)	76,999	3,202

			Ultimate Software Group Inc (a)	174,117	3,261

		3,702

					8,367

Drug Delivery Systems (0.39%)
Alkermes Inc (a)	76,000	582	Environmental Consulting & Engineering (0.32%)
			Tetra Tech Inc (a)	42,054	1,033
Nektar Therapeutics (a)	117,700	659

		1,241

			E-Services - Consulting (0.77%)
Educational Software (1.24%)			GSI Commerce Inc (a)	171,936	2,443
Blackboard Inc (a)	95,956	3,265
SkillSoft PLC ADR (a)	80,640	679	Finance - Consumer Loans (0.17%)

		3,944	Portfolio Recovery Associates Inc (a)	15,132	529

Electric - Transmission (0.29%)			Finance - Investment Banker & Broker (0.17%)
ITC Holdings Corp	21,480	935	KBW Inc (a)	22,340	540

Electronic Components - Miscellaneous (0.08%)			Food - Miscellaneous/Diversified (1.31%)
Daktronics Inc	27,480	248	American Italian Pasta Co (a)	49,570	1,559
			Chiquita Brands International Inc (a)	186,825	1,414
Electronic Components - Semiconductors (3.30%)
			Diamond Foods Inc	46,081	1,207

Advanced Analogic Technologies Inc (a)	61,666	296
					4,180

Cavium Networks Inc (a)	84,383	1,062
Macrovision Solutions Corp (a)	154,323	3,120	Footwear & Related Apparel (1.03%)
Microsemi Corp (a)	253,429	3,401	Iconix Brand Group Inc (a)	183,246	2,613
Monolithic Power Systems Inc (a)	47,380	876	Steven Madden Ltd (a)	22,606	665

Netlogic Microsystems Inc (a)	32,454	1,058			3,278

PMC - Sierra Inc (a)	86,019	681	Hazardous Waste Disposal (1.00%)

		10,494	Clean Harbors Inc (a)	34,400	1,724

Electronic Measurement Instruments (0.87%)			EnergySolutions Inc	149,500	1,450

Axsys Technologies Inc (a)	28,134	1,179			3,174

Badger Meter Inc	3,617	141	Health Care Cost Containment (0.18%)
FLIR Systems Inc (a)	54,792	1,215	Transcend Services Inc (a)	48,624	564
LeCroy Corp (a)	68,342	222

		2,757	Human Resources (0.79%)

			Emergency Medical Services Corp (a)	46,300	1,613
Energy - Alternate Sources (0.14%)
			Kenexa Corp (a)	25,109	165
FuelCell Energy Inc (a)	111,699	355
			SuccessFactors Inc (a)	82,758	721

Headwaters Inc (a)	39,739	100

					2,499

		455

			Identification Systems - Development (0.18%)
Engineering - Research & Development Services (1.44%)
			Cogent Inc (a)	51,900	589
EMCOR Group Inc (a)	119,422	2,483
Stanley Inc (a)	65,000	1,676

See accompanying notes

304

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.60%)			Medical - Biomedical/Gene (4.81%)
Airgas Inc	44,018 $	1,898	Acorda Therapeutics Inc (a)	28,200 $	559
			Alexion Pharmaceuticals Inc (a)	40,222	1,344
Instruments - Scientific (0.31%)			Cougar Biotechnology Inc (a)	22,400	782
FEI Co (a)	56,524	971	Emergent Biosolutions Inc (a)	14,110	151
			Halozyme Therapeutics Inc (a)	137,600	870
Internet Application Software (0.18%)
			Illumina Inc (a)	63,555	2,374
Cybersource Corp (a)	40,131	586
			Martek Biosciences Corp (a)	37,820	689
Internet Content - Entertainment (0.14%)			Myriad Genetics Inc (a)	41,679	1,617
Shanda Interactive Entertainment Ltd ADR (a)	9,116	436	OSI Pharmaceuticals Inc (a)	56,454	1,895
			Regeneron Pharmaceuticals Inc (a)	125,607	1,666
Internet Content - Information & News (0.09%)			Seattle Genetics Inc (a)	171,332	1,581
TheStreet.com Inc	131,662	280	Sequenom Inc (a)	87,634	317
			United Therapeutics Corp (a)	23,401	1,470

Internet Incubators (0.17%)					15,315

Internet Capital Group Inc (a)	102,368	556
			Medical - Drugs (0.59%)
Internet Infrastructure Equipment (0.54%)			Array Biopharma Inc (a)	124,300	364
Avocent Corp (a)	117,952	1,703	Auxilium Pharmaceuticals Inc (a)	35,000	802
			Medivation Inc (a)	36,000	696

Internet Infrastructure Software (1.19%)					1,862

AsiaInfo Holdings Inc (a)	82,584	1,383
			Medical - Generic Drugs (0.22%)
F5 Networks Inc (a)	87,700	2,392

			Par Pharmaceutical Cos Inc (a)	27,946	300
		3,775

			Perrigo Co	15,793	409

Internet Security (0.40%)					709

Blue Coat Systems Inc (a)	96,100	1,274
			Medical - Outpatient & Home Medical Care (0.39%)
Internet Telephony (0.26%)			LHC Group Inc (a)	54,900	1,253
j2 Global Communications Inc (a)	34,248	822
			Medical Information Systems (0.89%)
Intimate Apparel (0.39%)			Computer Programs & Systems Inc	11,417	399
Warnaco Group Inc/The (a)	42,634	1,230	Phase Forward Inc (a)	171,296	2,443

					2,842

Lasers - Systems & Components (0.47%)			Medical Instruments (3.49%)
II-VI Inc (a)	63,001	1,510	Bruker BioSciences Corp (a)	65,497	431
			CryoLife Inc (a)	28,501	155
Lighting Products & Systems (0.43%)
			Genomic Health Inc (a)	65,528	1,474
Universal Display Corp (a)	121,177	1,368
			Integra LifeSciences Holdings Corp (a)	63,300	1,635
Machinery - Construction & Mining (0.11%)			Natus Medical Inc (a)	44,600	392
Bucyrus International Inc	16,823	365	NuVasive Inc (a)	28,075	1,064
			Thoratec Corp (a)	128,296	3,728
Machinery - General Industry (0.75%)			Volcano Corp (a)	169,470	2,235

DXP Enterprises Inc (a)	33,380	443			11,114

Wabtec Corp	50,985	1,945

			Medical Laboratory & Testing Service (0.96%)
		2,388

			Bio-Reference Labs Inc (a)	76,372	1,961
Machinery - Print Trade (0.06%)			ICON PLC ADR (a)	68,900	1,091

Presstek Inc (a)	96,154	186			3,052

			Medical Products (1.71%)
Machinery Tools & Related Products (0.34%)
Kennametal Inc	52,560	1,075	BioMimetic Therapeutics Inc (a)	134,268	1,156
			Cantel Medical Corp (a)	6,897	98

See accompanying notes

305

Schedule of Investments
SmallCap Growth Fund II
April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Oil Field Machinery & Equipment (0.25%)
Cyberonics Inc (a)	29,858 $	395	Dril-Quip Inc (a)	7,132 $	245
Greatbatch Inc (a)	21,869	460	T-3 Energy Services Inc (a)	42,100	566

Haemonetics Corp (a)	45,710	2,360			811

Luminex Corp (a)	29,156	478
			Patient Monitoring Equipment (0.38%)
Wright Medical Group Inc (a)	36,578	503	CardioNet Inc (a)	12,474	259

		5,450	Masimo Corp (a)	19,718	570

Medical Sterilization Products (0.44%)			Somanetics Corp (a)	24,135	391

STERIS Corp	57,800	1,393			1,220

			Pharmacy Services (0.38%)
Metal Processors & Fabrication (0.25%)
			BioScrip Inc (a)	167,433	532
CIRCOR International Inc	14,958	385
			Catalyst Health Solutions Inc (a)	9,651	218
Kaydon Corp	12,990	415

			SXC Health Solutions Corp (a)	22,165	444

		800

					1,194

Miscellaneous Manufacturers (0.15%)
			Physical Therapy & Rehabilitation Centers (0.44%)
American Railcar Industries Inc	15,634	142
			Psychiatric Solutions Inc (a)	41,200	799
FreightCar America Inc	17,817	343

			RehabCare Group Inc (a)	36,534	610

		485

					1,409

MRI - Medical Diagnostic Imaging (0.12%)
			Physician Practice Management (0.28%)
Alliance HealthCare Services Inc (a)	47,650	375
			Mednax Inc (a)	25,201	905

Multi-Line Insurance (0.49%)
			Power Converter & Supply Equipment (0.54%)
HCC Insurance Holdings Inc	64,948	1,554
			A-Power Energy Generation Systems Ltd (a)	35,791	295

Multimedia (0.89%)			Energy Conversion Devices Inc (a)	49,420	908
Factset Research Systems Inc	52,629	2,820	Powell Industries Inc (a)	14,106	508

					1,711

Networking Products (0.76%)
			Printing - Commercial (0.17%)
Acme Packet Inc (a)	53,432	412
			VistaPrint Ltd (a)	15,480	532
Atheros Communications Inc (a)	40,406	696

BigBand Networks Inc (a)	79,488	466	Property & Casualty Insurance (0.59%)
Ixia (a)	148,365	854	First Mercury Financial Corp	22,916	303

		2,428	Navigators Group Inc (a)	28,977	1,315

Non-Hazardous Waste Disposal (0.50%)			PMA Capital Corp (a)	66,857	251

Waste Connections Inc (a)	62,320	1,607			1,869

			Quarrying (0.08%)
Oil - Field Services (0.45%)
			Compass Minerals International Inc	5,275	254
Core Laboratories NV	17,322	1,442

			Reinsurance (0.11%)
Oil Company - Exploration & Production (3.84%)
			Argo Group International Holdings Ltd (a)	12,902	361
Arena Resources Inc (a)	96,954	2,780

Atlas Energy Resources LLC	28,008	497	REITS - Healthcare (0.74%)
Comstock Resources Inc (a)	17,800	613	Ventas Inc	82,312	2,357
Concho Resources Inc/Midland TX (a)	25,480	699
EXCO Resources Inc (a)	41,437	488	REITS - Office Property (0.22%)
GMX Resources Inc (a)	19,415	212	BioMed Realty Trust Inc	61,294	699
Mariner Energy Inc (a)	189,956	2,162
PetroHawk Energy Corp (a)	45,572	1,076	REITS - Single Tenant (0.11%)
			National Retail Properties Inc	19,830	352
Whiting Petroleum Corp (a)	112,865	3,697

		12,224

See accompanying notes

306

Schedule of Investments SmallCap Growth Fund II April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Research & Development (0.28%)			Semiconductor Equipment (0.30%)
Kendle International Inc (a)	60,198 $	536	Amtech Systems Inc (a)	46,364 $	194
Parexel International Corp (a)	34,768	344	Varian Semiconductor Equipment

		880	Associates Inc (a)	29,210	748

					942

Respiratory Products (1.00%)
ResMed Inc (a)	82,813	3,184	Software Tools (0.57%)
			ArcSight Inc (a)	120,000	1,812
Retail - Apparel & Shoe (4.39%)
Aeropostale Inc (a)	93,400	3,173	Steel - Producers (0.35%)
Charming Shoppes Inc (a)	164,014	572	Steel Dynamics Inc	88,612	1,103
Chico's FAS Inc (a)	335,500	2,563
			Superconductor Production & Systems (0.25%)
Childrens Place Retail Stores Inc/The (a)	73,469	2,090
			American Superconductor Corp (a)	30,899	794
Finish Line Inc/The	64,361	547
Phillips-Van Heusen Corp	87,902	2,552	Telecommunication Equipment (2.32%)
Wet Seal Inc/The (a)	649,676	2,475	Anaren Inc (a)	9,775	127

		13,972	Applied Signal Technology Inc	35,074	693

Retail - Discount (0.60%)			CommScope Inc (a)	35,689	896
99 Cents Only Stores (a)	177,680	1,908	Comtech Telecommunications Corp (a)	52,300	1,751
			Nice Systems Ltd ADR (a)	153,161	3,922

Retail - Perfume & Cosmetics (0.39%)					7,389

Ulta Salon Cosmetics & Fragrance Inc (a)	140,057	1,226
			Telecommunication Equipment - Fiber Optics (0.45%)
Retail - Restaurants (4.31%)			Harmonic Inc (a)	194,885	1,429
BJ's Restaurants Inc (a)	82,957	1,368
			Telecommunication Services (2.01%)
California Pizza Kitchen Inc (a)	35,688	561
			NeuStar Inc (a)	51,518	980
Chipotle Mexican Grill Inc (a)	11,386	923
			Neutral Tandem Inc (a)	189,621	5,423

CKE Restaurants Inc	223,032	2,135
					6,403

Jack in the Box Inc (a)	110,583	2,719
Panera Bread Co (a)	31,000	1,736	Theaters (0.55%)
Texas Roadhouse Inc (a)	224,000	2,549	National CineMedia Inc	121,300	1,763
Wendy's/Arby's Group Inc	345,704	1,729

			Therapeutics (0.70%)
		13,720

			Allos Therapeutics Inc (a)	108,900	667
Retail - Sporting Goods (0.65%)			Isis Pharmaceuticals Inc (a)	64,086	1,005
Hibbett Sports Inc (a)	99,800	2,081	Onyx Pharmaceuticals Inc (a)	22,000	570

					2,242

Satellite Telecommunications (0.28%)
GeoEye Inc (a)	35,400	881	Toys (0.97%)
			Marvel Entertainment Inc (a)	103,520	3,089
Schools (0.80%)
American Public Education Inc (a)	11,688	421	Transactional Software (0.37%)
Capella Education Co (a)	23,680	1,217	Innerworkings Inc (a)	138,430	699
Corinthian Colleges Inc (a)	32,668	503	Synchronoss Technologies Inc (a)	36,471	484

K12 Inc (a)	23,093	406			1,183

		2,547	Transport - Marine (0.12%)

Semiconductor Component - Integrated Circuits (1.62%)			Genco Shipping & Trading Ltd	20,749	396
Cirrus Logic Inc (a)	65,572	305
			Transport - Services (1.18%)
Hittite Microwave Corp (a)	87,230	3,241
			HUB Group Inc (a)	163,854	3,769
Power Integrations Inc	75,894	1,617

		5,163

			Transport - Truck (0.98%)
			Landstar System Inc	75,790	2,699

See accompanying notes

307

Schedule of Investments SmallCap Growth Fund II

April 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 32,932
Transport - Truck (continued)			Unrealized Depreciation	(77,184)

Old Dominion Freight Line Inc (a)	14,320 $	403	Net Unrealized Appreciation (Depreciation)	(44,252)

		3,102	Cost for federal income tax purposes	357,989

			All dollar amounts are shown in thousands (000's)
Veterinary Diagnostics (0.53%)
Neogen Corp (a)	23,892	541
			Portfolio Summary (unaudited)

VCA Antech Inc (a)	45,877	1,148

			Sector	Percent

		1,689

			Consumer, Non-cyclical	23.43%
Web Hosting & Design (0.17%)			Technology	16.79%
NIC Inc	100,009	540	Consumer, Cyclical	16.55%
			Industrial	14.95%
			Communications	13.25%
Wireless Equipment (2.39%)			Financial	7.51%
Ceragon Networks Ltd (a)	148,300	756	Energy	4.69%
InterDigital Inc (a)	23,972	631	Basic Materials	1.15%
RF Micro Devices Inc (a)	258,120	545	Utilities	0.29%
			Other Assets in Excess of Liabilities, Net	1.39%

SBA Communications Corp (a)	130,089	3,278
			TOTAL NET ASSETS	100.00%

Viasat Inc (a)	104,061	2,393

		7,603	Other Assets Summary (unaudited)

			Asset Type	Percent

TOTAL COMMON STOCKS	$ 302,470

			Futures	5.06%
	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.54%)
Diversified Banking Institutions (3.54%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.15%
dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 3,756$	3,756
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	3,756	3,756
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $3,831,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	3,755	3,755

		11,267

TOTAL REPURCHASE AGREEMENTS	$ 11,267

Total Investments	$ 313,737
Other Assets in Excess of Liabilities, Net - 1.39%		4,409

TOTAL NET ASSETS - 100.00%	$ 318,146

(a) Non-Income Producing Security
See accompanying notes

308

Schedule of Investments
SmallCap Growth Fund II
April 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	331	$ 13,896	$ 16,110	$ 2,214
All dollar amounts are shown in thousands (000's)

See accompanying notes

309

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.50%)			COMMON STOCKS (continued)
Aerospace & Defense (0.92%)			Commercial Banks (continued)
Esterline Technologies Corp (a)	71,770 $	1,891	National Penn Bancshares Inc	223,910 $	1,811
Spirit Aerosystems Holdings Inc (a)	120,690	1,539	Republic Bancorp Inc/KY	99,630	2,216

		3,430	S&T Bancorp Inc	117,490	2,100

			SCBT Financial Corp	63,419	1,463
Aerospace & Defense Equipment (1.27%)
Moog Inc (a)	72,110	1,931	Sterling Bancshares Inc/TX	485,570	3,229
Triumph Group Inc	68,060	2,813	Susquehanna Bancshares Inc	138,010	1,112

		4,744	Trustmark Corp	123,860	2,693

					44,453

Airlines (0.36%)
Republic Airways Holdings Inc (a)	188,170	1,347	Commercial Services - Finance (0.81%)
			Euronet Worldwide Inc (a)	185,870	3,007
Apparel Manufacturers (0.37%)
G-III Apparel Group Ltd (a)	172,426	1,383	Communications Software (0.50%)
			DivX Inc (a)	366,380	1,880
Applications Software (1.09%)
Progress Software Corp (a)	101,310	2,147	Computer Software (0.52%)
Quest Software Inc (a)	132,680	1,928	Double-Take Software Inc (a)	240,250	1,951

		4,075

			Computers - Integrated Systems (0.41%)
Batteries & Battery Systems (0.81%)			NCI Inc (a)	62,240	1,516
EnerSys (a)	177,000	3,018
			Consulting Services (1.28%)
Building - Heavy Construction (0.90%)			FTI Consulting Inc (a)	45,380	2,490
Perini Corp (a)	114,570	1,982	Huron Consulting Group Inc (a)	47,460	2,276

Sterling Construction Co Inc (a)	72,810	1,367			4,766

		3,349

			Consumer Products - Miscellaneous (0.85%)
Building - Residential & Commercial (0.59%)			Jarden Corp (a)	157,870	3,173
Meritage Homes Corp (a)	60,580	1,261
Ryland Group Inc	44,710	926	Containers - Metal & Glass (0.48%)

		2,187	Silgan Holdings Inc	38,810	1,804

Building & Construction - Miscellaneous (0.60%)			Containers - Paper & Plastic (0.89%)
Insituform Technologies Inc (a)	146,710	2,249	Rock-Tenn Co	87,730	3,313

Chemicals - Specialty (1.23%)			Diagnostic Kits (1.18%)
Arch Chemicals Inc	70,089	1,695	Inverness Medical Innovations Inc (a)	102,130	3,298
Sensient Technologies Corp	124,080	2,901	Meridian Bioscience Inc	63,670	1,106

		4,596			4,404

Commercial Banks (11.91%)			Distribution & Wholesale (0.42%)
Bancfirst Corp	48,410	2,067	Beacon Roofing Supply Inc (a)	99,820	1,587
Bank of the Ozarks Inc	133,651	3,319
City Holding Co	119,024	3,510	Diversified Manufacturing Operations (2.08%)
Community Bank System Inc	153,630	2,527	Ameron International Corp	30,670	1,815
Community Trust Bancorp Inc	120,781	3,655	AZZ Inc (a)	72,720	2,249
CVB Financial Corp	255,320	1,534	EnPro Industries Inc (a)	98,990	1,580
First Commonwealth Financial Corp	156,420	1,356	Koppers Holdings Inc	112,110	2,125

First Financial Bankshares Inc	49,390	2,434			7,769

First Midwest Bancorp Inc/IL	123,600	1,095
			Electric - Integrated (4.13%)
FirstMerit Corp	203,510	3,950	Avista Corp	162,830	2,451
Iberiabank Corp	45,420	2,075	Central Vermont Public Service Corp	98,000	1,682
MainSource Financial Group Inc	266,410	2,307	Empire District Electric Co/The	123,950	1,855

See accompanying notes

310

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Footwear & Related Apparel (0.81%)
NorthWestern Corp	95,310 $	1,994	Iconix Brand Group Inc (a)	212,280 $	3,027
Portland General Electric Co	124,692	2,278
UIL Holdings Corp	108,740	2,511	Gas - Distribution (1.67%)
Westar Energy Inc	150,270	2,634	Northwest Natural Gas Co	74,790	3,059

		15,405	South Jersey Industries Inc	91,960	3,192

					6,251

Electric Products - Miscellaneous (0.47%)
GrafTech International Ltd (a)	199,180	1,751	Instruments - Controls (0.62%)
			Watts Water Technologies Inc	104,730	2,331
Electronic Components - Miscellaneous (0.73%)
Plexus Corp (a)	123,920	2,745	Instruments - Scientific (0.48%)
			FEI Co (a)	104,190	1,790
Electronic Components - Semiconductors (1.74%)
IXYS Corp	224,020	2,137	Internet Infrastructure Equipment (0.56%)
PMC - Sierra Inc (a)	328,710	2,603	Avocent Corp (a)	145,120	2,096
Skyworks Solutions Inc (a)	198,750	1,757

			Internet Infrastructure Software (0.55%)
		6,497

			TIBCO Software Inc (a)	326,370	2,063
Engineering - Research & Development Services (1.03%)
EMCOR Group Inc (a)	113,990	2,370	Intimate Apparel (0.54%)
ENGlobal Corp (a)	259,302	1,496	Warnaco Group Inc/The (a)	69,580	2,007

		3,866

			Investment Management & Advisory Services (0.73%)
Engines - Internal Combustion (0.34%)			Calamos Asset Management Inc	238,080	2,717
Briggs & Stratton Corp	85,160	1,267
			Lasers - Systems & Components (0.34%)
Enterprise Software & Services (1.62%)			Coherent Inc (a)	67,190	1,277
JDA Software Group Inc (a)	140,470	1,982
Mantech International Corp (a)	49,537	1,793	Leisure & Recreation Products (0.78%)
SYNNEX Corp (a)	105,030	2,261	WMS Industries Inc (a)	91,285	2,931

		6,036

			Life & Health Insurance (0.26%)
Environmental Consulting & Engineering (0.53%)
			Protective Life Corp	114,830	984
Tetra Tech Inc (a)	81,150	1,993
			Machinery - Construction & Mining (0.55%)
Finance - Investment Banker & Broker (2.77%)
			Astec Industries Inc (a)	66,220	2,041
Investment Technology Group Inc (a)	112,990	2,574
Knight Capital Group Inc (a)	178,980	2,772	Machinery - General Industry (0.45%)
Stifel Financial Corp (a)	101,830	5,013	Robbins & Myers Inc	89,290	1,692

		10,359

			Medical - Biomedical/Gene (0.77%)
Food - Canned (0.83%)
			Celera Corp (a)	243,930	1,974
TreeHouse Foods Inc (a)	116,250	3,091
			Incyte Corp (a)	381,510	900

Food - Miscellaneous/Diversified (0.87%)					2,874

Ralcorp Holdings Inc (a)	56,610	3,236	Medical - Drugs (0.56%)
			PharMerica Corp (a)	114,160	2,083
Food - Retail (0.65%)
Ruddick Corp	94,440	2,423	Medical - Nursing Homes (0.53%)
			Skilled Healthcare Group Inc (a)	228,890	1,998
Food - Wholesale & Distribution (0.91%)
Fresh Del Monte Produce Inc (a)	124,650	1,810	Medical - Outpatient & Home Medical Care (0.34%)
Spartan Stores Inc	96,970	1,578	Amedisys Inc (a)	37,420	1,255

		3,388

See accompanying notes

311

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (1.09%)			REITS - Healthcare (continued)
Cantel Medical Corp (a)	129,180 $	1,825	Senior Housing Properties Trust	246,760 $	4,045

Zoll Medical Corp (a)	138,730	2,231			7,966

		4,056

			REITS - Mortgage (0.74%)
Metal - Aluminum (0.48%)			Capstead Mortgage Corp	159,730	1,819
Kaiser Aluminum Corp	60,640	1,791	MFA Mortgage Investments Inc	158,940	936

					2,755

Metal Processors & Fabrication (0.94%)
			REITS - Office Property (1.23%)
Commercial Metals Co	130,540	1,943
			Corporate Office Properties Trust SBI MD	150,460	4,598
RBC Bearings Inc (a)	85,720	1,586

		3,529

			REITS - Regional Malls (0.46%)
Networking Products (1.00%)			Taubman Centers Inc	72,840	1,735
3Com Corp (a)	331,874	1,344
Anixter International Inc (a)	60,180	2,394	REITS - Shopping Centers (1.83%)

		3,738	Inland Real Estate Corp	392,220	3,444

			Urstadt Biddle Properties Inc	220,079	3,380

Oil - Field Services (1.29%)
					6,824

Hornbeck Offshore Services Inc (a)	112,330	2,609
Oil States International Inc (a)	116,110	2,195	REITS - Single Tenant (0.52%)

		4,804	Realty Income Corp	86,240	1,926

Oil Company - Exploration & Production (1.62%)			Rental - Auto & Equipment (0.61%)
Concho Resources Inc/Midland TX (a)	84,590	2,319	Aaron's Inc	67,700	2,272
Mariner Energy Inc (a)	190,830	2,172
St Mary Land & Exploration Co	86,510	1,546	Research & Development (0.35%)

		6,037	Parexel International Corp (a)	133,270	1,321

Physical Therapy & Rehabilitation Centers (0.42%)			Retail - Apparel & Shoe (2.92%)
RehabCare Group Inc (a)	94,830	1,584	Childrens Place Retail Stores Inc/The (a)	97,110	2,762
			Dress Barn Inc (a)	217,860	3,298
Private Corrections (0.54%)
			Genesco Inc (a)	88,800	2,023
Cornell Cos Inc (a)	111,390	2,025
			JOS A Bank Clothiers Inc (a)	69,339	2,804

Property & Casualty Insurance (3.32%)					10,887

American Physicians Capital Inc	90,595	3,774	Retail - Appliances (0.39%)
Amerisafe Inc (a)	202,520	3,111	Conn's Inc (a)	88,600	1,457
First Mercury Financial Corp	207,974	2,749
Harleysville Group Inc	59,969	1,734	Retail - Automobile (0.50%)
Navigators Group Inc (a)	22,360	1,015	America's Car-Mart Inc (a)	114,250	1,853

		12,383

			Retail - Convenience Store (0.61%)
Publicly Traded Investment Fund (0.40%)			Casey's General Stores Inc	85,240	2,268
iShares Russell 2000 Value Index Fund	32,660	1,487
			Retail - Discount (0.37%)
Reinsurance (1.75%)			BJ's Wholesale Club Inc (a)	41,070	1,369
IPC Holdings Ltd	165,500	4,309
Platinum Underwriters Holdings Ltd	77,430	2,228	Retail - Fabric Store (0.78%)

		6,537	Jo-Ann Stores Inc (a)	159,600	2,924

REITS - Diversified (0.71%)
			Retail - Gardening Products (0.63%)
Entertainment Properties Trust	114,223	2,640
			Tractor Supply Co (a)	58,290	2,354
REITS - Healthcare (2.13%)
			Retail - Restaurants (2.16%)
Nationwide Health Properties Inc	158,820	3,921
			Buffalo Wild Wings Inc (a)	40,970	1,600

See accompanying notes

312

Schedule of Investments SmallCap Value Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Wireless Equipment (0.59%)
CKE Restaurants Inc	229,160 $	2,193	Viasat Inc (a)	96,480 $	2,218
Jack in the Box Inc (a)	109,900	2,702
Red Robin Gourmet Burgers Inc (a)	63,350	1,555	X-Ray Equipment (0.41%)

		8,050	Hologic Inc (a)	103,910	1,544

			TOTAL COMMON STOCKS	$ 364,021

Retail - Sporting Goods (0.48%)
Dick's Sporting Goods Inc (a)	94,280	1,791		Principal
				Amount	Value

Savings & Loans - Thrifts (2.05%)				(000's)	(000's)

Dime Community Bancshares	275,890	2,301	REPURCHASE AGREEMENTS (2.56%)
Flushing Financial Corp	214,221	1,973	Diversified Banking Institutions (2.56%)
Investors Bancorp Inc (a)	168,960	1,548	Investment in Joint Trading Account; Bank
Provident Financial Services Inc	171,430	1,829	of America Repurchase Agreement; 0.15%

			dated 04/30/09 maturing 05/01/09
		7,651	(collateralized by Sovereign Agency

Semiconductor Equipment (0.40%)			Issues; $3,247,000; 0.00% - 5.87%; dated
			09/11/09 - 01/22/37)	$ 3,183$	3,183
MKS Instruments Inc (a)	94,950	1,486
			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Steel - Producers (0.53%)			0.15% dated 04/30/09 maturing 05/01/09
Schnitzer Steel Industries Inc	39,620	1,964	(collateralized by Sovereign Agency
			Issues; $3,247,000; 0.93% - 5.00%; dated
Steel - Specialty (0.42%)			03/30/10 - 01/08/14)	3,183	3,183
Universal Stainless & Alloy (a)	118,287	1,585	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Steel Pipe & Tube (1.40%)			0.12% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Northwest Pipe Co (a)	75,560	2,866
			Issues; $3,247,000; 1.00% - 7.125%; dated
Valmont Industries Inc	36,850	2,350	05/04/09 - 02/15/30)	3,183	3,183

		5,216			9,549

Telecommunication Equipment (0.54%)			TOTAL REPURCHASE AGREEMENTS	$ 9,549

Anaren Inc (a)	154,480	2,010
			Total Investments	$ 373,570
Telecommunication Equipment - Fiber Optics (0.66%)			Liabilities in Excess of Other Assets, Net - (0.06)%		(233)

Harmonic Inc (a)	334,710	2,453	TOTAL NET ASSETS - 100.00%	$ 373,337

Telephone - Integrated (0.54%)
Alaska Communications Systems Group Inc	331,753	2,000	(a) Non-Income Producing Security

Toys (0.42%)			Unrealized Appreciation (Depreciation)
Jakks Pacific Inc (a)	123,110	1,557	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Services (0.57%)
HUB Group Inc (a)	93,240	2,145	Unrealized Appreciation	$ 23,611
			Unrealized Depreciation		(98,101)

Transport - Truck (0.97%)			Net Unrealized Appreciation (Depreciation)		(74,490)
Marten Transport Ltd (a)	75,660	1,569	Cost for federal income tax purposes		448,060
Old Dominion Freight Line Inc (a)	73,440	2,068	All dollar amounts are shown in thousands (000's)

		3,637

Water (0.81%)
American Water Works Co Inc	167,760	3,020

Wire & Cable Products (0.29%)
Insteel Industries Inc	147,480	1,099

See accompanying notes

313

Schedule of Investments
SmallCap Value Fund
April 30, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.97%
Industrial	17.69%
Consumer, Cyclical	13.12%
Consumer, Non-cyclical	12.99%
Utilities	6.61%
Technology	6.28%
Communications	4.44%
Energy	2.90%
Basic Materials	2.66%
Exchange Traded Funds	0.40%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

See accompanying notes

314

Schedule of Investments Tax-Exempt Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (104.07%)			TAX-EXEMPT BONDS (continued)
Alabama (0.62%)			California (continued)
Auburn University			Jurupa Unified School District FGIC
5.00%, 6/ 1/2038	$ 1,500 $	1,504	5.13%, 8/ 1/2022	$ 2,700 $	2,759
			Los Angeles Department of Water & Power
Alaska (4.76%)			5.25%, 7/ 1/2038	1,000	1,006
Alaska International Airports System AMBAC			Los Angeles Unified School District/CA
5.25%, 10/ 1/2027	4,500	5,092	5.00%, 7/ 1/2029	1,000	998
Borough of Matanuska-Susitna AK			Morongo Band of Mission Indians
5.50%, 9/ 1/2023	1,500	1,641	6.50%, 3/ 1/2028 (b)(c)	500	379
City of Anchorage AK			Palomar Pomerado Health Care District/CA -
6.38%, 1/ 1/2020	2,000	2,130	Series C FSA
City of Anchorage AK MBIA			4.00%, 11/ 1/2036	750	750
6.50%, 12/ 1/2013	1,235	1,438	Poway Unified School District
Northern TOB Securitization Corp/AK			0.00%, 8/ 1/2023 (a)	1,250	571
4.63%, 6/ 1/2023	905	778	0.00%, 8/ 1/2026 (a)	1,275	463
5.00%, 6/ 1/2046	1,000	521	Quechan Indian Tribe of Fort Yuma

		11,600	7.00%, 12/ 1/2027	300	207

			Rancho Mirage Joint Powers Financing
Arizona (2.21%)			Authority/CA
Arizona State Transportation Board			5.00%, 7/ 1/2047	1,000	800
5.00%, 7/ 1/2026	1,500	1,595	San Joaquin Hills Transportation Corridor
Arizona State University/AZ AMBAC			Agency/CA MBIA
5.25%, 9/ 1/2024	1,090	1,111	0.00%, 1/15/2034 (a)	7,000	986
Goodyear McDowell Road Commercial			State of California
Corridor Agency AMBAC			5.25%, 11/ 1/2025	2,000	2,007
5.25%, 1/ 1/2032	750	663	5.75%, 4/ 1/2031	1,000	1,017
Pima County Industrial Development Authority			Tobacco Securitization Authority of Northern
6.25%, 6/ 1/2026	160	119	California/CA
6.00%, 6/ 1/2036	160	95	5.38%, 6/ 1/2038	1,000	601
5.75%, 7/ 1/2036	100	64	Tobacco Securitization Authority of Southern
6.55%, 12/ 1/2037	300	207	California/CA
			5.00%, 6/ 1/2037	1,000	567
Salt River Project Agricultural Improvement &
Power District			University of California
5.00%, 1/ 1/2039	1,500	1,521	5.75%, 5/15/2023 (d)	930	1,044

		5,375	5.75%, 5/15/2025 (d)	1,380	1,510

			Vernon Natural Gas Financing Agency
California (10.81%)			6.75%, 8/ 1/2021	2,000	2,000

Bay Area Toll Authority
					26,322

5.00%, 4/ 1/2039	1,000	982
Beverly Hills Unified School District/CA			Colorado (2.60%)
0.00%, 8/ 1/2027 (a)	3,000	1,144	City of Colorado Springs CO FSA
California State Public Works Board			5.25%, 12/15/2022	3,000	3,099
5.00%, 4/ 1/2030	1,175	1,044	Colorado Health Facilities Authority FSA
California Statewide Communities			5.20%, 3/ 1/2031	1,000	953
Development Authority			Denver City & County CO
6.63%, 8/ 1/2029	1,000	1,048	0.45%, 12/ 1/2029	700	700
5.00%, 3/ 1/2035	1,000	812	Lincoln Park Metropolitan District/CO
Foothill Eastern Transportation Corridor			6.20%, 12/ 1/2037	500	394
Agency/CA MBIA			Platte River Power Authority/CO
0.00%, 1/15/2018 (a)	2,000	957	5.00%, 6/ 1/2026	1,135	1,193

Golden State Tobacco Securitization Corp/CA					6,339

5.00%, 6/ 1/2045	1,000	781
5.75%, 6/ 1/2047	2,000	1,147	Connecticut (0.47%)
Hesperia Public Financing Authority/CA XLCA			State of Connecticut ACA
5.00%, 9/ 1/2031	1,000	742	6.60%, 7/ 1/2024	1,500	1,138

See accompanying notes

315

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
District of Columbia (2.18%)			Florida (continued)
District of Columbia Income Tax Revenue			West Villages Improvement District
MBIA			5.50%, 5/ 1/2037	$ 160 $	83

5.00%, 12/ 1/2024 (d)	$ 715 $	757			17,103

District of Columbia Income Tax Revenue
MBIA-IBC			Georgia (1.44%)
5.00%, 12/ 1/2023 (d)	1,785	1,913	Monroe County Development Authority/GA
District of Columbia Water & Sewer Authority			MBIA
FSA			6.75%, 1/ 1/2010	3,410	3,522
5.50%, 10/ 1/2017	500	582
5.50%, 10/ 1/2041	2,000	2,062	Hawaii (0.92%)

		5,314	City & County of Honolulu HI

			6.00%, 1/ 1/2012	1,270	1,418
Florida (7.02%)			6.00%, 1/ 1/2012	730	820

Amelia Walk Community Development District					2,238

5.50%, 5/ 1/2037	100	52
Bay Laurel Center Community Development			Idaho (2.47%)
District			Idaho Health Facilities Authority
5.45%, 5/ 1/2037	485	287	6.65%, 2/15/2021 (b)	2,000	2,636
County of Alachua FL			Idaho Housing & Finance Association/ID
5.88%, 11/15/2042	150	97	5.85%, 7/ 1/2036	1,000	1,029
County of Miami-Dade FL ASSURED GTY			4.90%, 7/ 1/2038	2,550	2,347

5.25%, 10/ 1/2033	2,000	1,833			6,012

Escambia County Health Facilities Authority
AMBAC			Illinois (10.80%)
5.95%, 7/ 1/2020	95	98	Chicago O'Hare International Airport/IL
			AGC-ICC MBIA
Florida Housing Finance Agency AMBAC
			5.25%, 1/ 1/2025 (d)	2,250	2,281
6.50%, 7/ 1/2036	900	900
			Chicago O'Hare International Airport/IL
Florida State Board of Education FGIC
			AMBAC
5.25%, 7/ 1/2017	800	822
			5.50%, 1/ 1/2017	965	1,001
Highlands County Health Facilities Authority
			Chicago O'Hare International Airport/IL FSA
5.00%, 11/15/2031	1,180	1,005
			5.75%, 1/ 1/2020 (d)	5,230	5,315
Hillsborough County Port District MBIA
			City of Chicago IL
5.38%, 6/ 1/2027	1,000	932
			7.46%, 2/15/2026	250	203
Miami-Dade County Educational Facilities
			5.50%, 1/ 1/2038	1,000	1,056
Authority/FL
5.50%, 4/ 1/2038	1,000	1,021	City of Chicago IL ASSURED GTY
			5.25%, 1/ 1/2025	2,000	2,085
Miami-Dade County School Board/FL
ASSURED GTY			City of Chicago IL GNMA/FNMA/FHLMC
5.25%, 5/ 1/2028	2,000	2,013	6.30%, 9/ 1/2029	390	400
Orange County Health Facilities Authority			City of Yorkville IL
6.00%, 11/15/2022	1,000	1,006	5.75%, 3/ 1/2028	500	273
Orange County Housing Finance Authority			6.00%, 3/ 1/2036	615	357
7.00%, 10/ 1/2025 (b)	500	518	Gilberts Special Service Area No 19
Orlando Utilities Commission			5.38%, 3/ 1/2016	500	275
6.00%, 10/ 1/2010	5,000	5,342	Huntley Special Service Area No 10/IL
Port St Lucie FL MBIA			ASSURED GTY
5.00%, 7/ 1/2033	500	404	5.10%, 3/ 1/2029	1,000	997
Seminole Indian Tribe of Florida			Illinois Finance Authority
5.75%, 10/ 1/2022 (b)(c)	250	199	5.38%, 8/15/2024	500	503
Tolomato Community Development District			6.00%, 5/15/2025	500	369
6.55%, 5/ 1/2027	300	214	5.00%, 8/15/2026	160	100
6.65%, 5/ 1/2040	300	202	5.75%, 8/15/2030	1,000	1,011
Wentworth Estates Community Development			5.10%, 8/15/2031	505	293
District			5.50%, 8/ 1/2037	1,000	676
5.63%, 5/ 1/2037	155	75	5.75%, 11/15/2037	1,500	1,284

See accompanying notes

316

Schedule of Investments Tax-Exempt Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Illinois (continued)			Kansas (continued)
Illinois Finance Authority (continued)			Sedgwick & Shawnee Counties KS
6.00%, 3/ 1/2038	$ 1,000 $	1,010	GNMA/FNMA
6.50%, 11/ 1/2038	1,000	1,047	5.65%, 6/ 1/2037	$ 1,630 $	1,631
7.25%, 11/ 1/2038	1,000	1,042	Wyandotte County-Kansas City Unified
			Government
Illinois Finance Authority AMBAC			5.00%, 9/ 1/2029	1,000	1,026

6.25%, 2/ 1/2033	250	244
					3,839

Illinois Health Facilities Authority
7.00%, 2/15/2018	720	874	Kentucky (2.54%)
Metropolitan Pier & Exposition Authority/IL			City of Paducah KY
FGIC			5.25%, 10/ 1/2035	1,500	1,515
0.00%, 6/15/2009 (a)	2,555	2,552	Kentucky Economic Development Finance
Pingree Grove Special Service Area No 7			Authority/KY
6.00%, 3/ 1/2036	142	81	5.38%, 8/15/2024	1,000	1,027
Village of Bartlett IL			5.63%, 8/15/2027	1,000	1,030
5.60%, 1/ 1/2023	300	226	Kentucky Economic Development Finance
Village of Bolingbrook IL			Authority/KY ASSURED GTY
6.25%, 1/ 1/2024 (e)	500	290	6.00%, 12/ 1/2033	1,000	1,033
Village of Pingree Grove IL			Kentucky State Property & Buildings
5.25%, 3/ 1/2015	400	308	Commission/KY
Volo Village Special Service Area No 3			5.25%, 2/ 1/2025	1,000	1,054
6.00%, 3/ 1/2036	250	145	Louisville/Jefferson County Metropolitan

			Government
		26,298

			5.25%, 10/ 1/2036	665	535

Indiana (3.83%)					6,194

Hendricks County Building Facilities Corp
5.50%, 7/15/2020	2,500	2,694	Louisiana (0.83%)
			Louisiana Public Facilities Authority
Indiana Finance Authority
			0.00%, 12/ 1/2019 (a)	1,500	999
5.38%, 11/ 1/2032	1,000	967
			New Orleans Aviation Board/LA
Indiana Municipal Power Agency/IN
			6.00%, 1/ 1/2023	1,000	1,029

6.00%, 1/ 1/2039	1,000	1,030
					2,028

Indiana Municipal Power Agency/IN MBIA
6.13%, 1/ 1/2013	4,230	4,632	Maryland (1.50%)

		9,323	City of Baltimore MD

			6.50%, 10/ 1/2011	2,000	2,001
Iowa (0.93%)
			County of Howard MD
Altoona IA
			5.25%, 4/ 1/2037	500	273
5.75%, 6/ 1/2031	1,200	1,076
			County of Prince George's MD
City of Sibley IA
			5.20%, 7/ 1/2034	500	278
6.00%, 12/ 1/2037	125	79
			Maryland Community Development
Iowa Finance Authority
			Administration
5.75%, 11/15/2024	400	285
			5.05%, 9/ 1/2032	1,000	965
Pottawattamie County IA
			Maryland Health & Higher Educational
5.75%, 5/15/2026	385	269	Facilities Authority
Tobacco Settlement Authority of Iowa/IA			5.25%, 1/ 1/2027	250	148

5.50%, 6/ 1/2042	1,000	559			3,665

		2,268

			Massachusetts (2.11%)
Kansas (1.57%)			Massachusetts Bay Transportation Authority
Lenexa KS			5.25%, 7/ 1/2028	2,000	2,255
5.50%, 5/15/2039	1,000	616	Massachusetts Development Finance Agency
Manhattan KS			6.38%, 7/ 1/2029	800	585
5.00%, 5/15/2024	500	371	5.75%, 11/15/2042	500	278
5.00%, 5/15/2036	300	195	Massachusetts Health & Educational Facilities
			Authority
			6.00%, 7/ 1/2031	200	226

See accompanying notes

317

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Massachusetts (continued)			Missouri (continued)
Massachusetts Health & Educational Facilities			City of Fenton MO
Authority (continued)			7.00%, 10/ 1/2021	$ 575 $	654
6.00%, 7/ 1/2031	$ 800 $	776	City of Kansas City MO
Massachusetts State College Building Authority			5.25%, 3/ 1/2018	200	168
5.50%, 5/ 1/2039	1,000	1,018	5.40%, 6/ 1/2024	120	88

		5,138	City of Maryland Heights MO

Michigan (2.98%)			5.50%, 9/ 1/2018	240	204
Detroit MI			Missouri Joint Municipal Electric Utility
5.00%, 7/ 1/2026	1,000	931	Commission MBIA
			5.00%, 1/ 1/2024	1,500	1,321
Kent Hospital Finance Authority/MI
5.25%, 7/ 1/2030	950	632	St Louis Industrial Development Authority/MO
			6.38%, 12/ 1/2030	500	367

5.50%, 1/15/2047	500	515
					3,517

Michigan Strategic Fund
5.45%, 9/ 1/2029	2,000	1,856	Nebraska (1.94%)
Michigan Strategic Fund XLCA			Municipal Energy Agency/NE
5.45%, 12/15/2032	1,000	849	5.13%, 4/ 1/2029	1,000	1,037
Michigan Tobacco Settlement Finance Authority			Omaha Public Power District
6.00%, 6/ 1/2048	4,000	2,339	6.15%, 2/ 1/2012	1,510	1,630
Summit Academy North			5.50%, 2/ 1/2039	1,000	1,044
5.00%, 11/ 1/2015	160	134	University of Nebraska/NE

		7,256	5.25%, 7/ 1/2039	1,000	1,017

					4,728

Minnesota (0.86%)
City of Minneapolis MN			Nevada (1.62%)
6.75%, 11/15/2032	500	520	County of Clark NV
6.50%, 11/15/2038	1,000	1,084	5.90%, 11/ 1/2032	160	127
City of North Oaks MN			Nevada Housing Division/NV
6.00%, 10/ 1/2027	100	80	GNMA/FNMA/FHLMC
City of Pine City MN			5.88%, 4/ 1/2038	980	996
6.25%, 5/ 1/2035	100	72	Reno NV
Inver Grove Heights MN			5.25%, 6/ 1/2037	1,260	981
5.50%, 10/ 1/2033	500	349	5.25%, 6/ 1/2041	1,000	764

		2,105	State of Nevada

			5.00%, 6/ 1/2022	1,000	1,069

Mississippi (0.43%)
					3,937

Biloxi Housing Authority/MS HUD SECT 8
6.25%, 9/ 1/2031	50	30	New Hampshire (1.14%)
State of Mississippi FSA			New Hampshire Business Finance Authority/NH
5.75%, 12/ 1/2013	170	176	7.13%, 7/ 1/2027 (e)	750	753
5.75%, 12/ 1/2013	115	119	New Hampshire Health & Education Facilities
5.75%, 12/ 1/2013	195	201	Authority FSA
			5.50%, 8/ 1/2027	2,000	2,017

5.75%, 12/ 1/2014	180	185
					2,770

5.75%, 12/ 1/2014	120	123
5.75%, 12/ 1/2014	205	210	New Jersey (2.27%)

		1,044	New Jersey Economic Development Authority

			5.13%, 7/ 1/2025	160	105
Missouri (1.44%)			5.75%, 4/ 1/2031	1,000	663
Cape Girardeau County Industrial Development			5.50%, 6/15/2031	1,000	700
Authority/MO
5.63%, 6/ 1/2027	160	139	New Jersey Health Care Facilities Financing
			Authority
Carthage MO			5.75%, 7/ 1/2037	1,750	1,364
5.88%, 4/ 1/2030	160	106
			New Jersey St Housing & Mortgage Finance
6.00%, 4/ 1/2038	750	470	Agency
			6.38%, 10/ 1/2028	1,000	1,079

See accompanying notes

318

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
New Jersey (continued)			Oregon (continued)
Tobacco Settlement Financing Corp/NJ			Oregon State Housing & Community Services
4.75%, 6/ 1/2034	$ 1,000 $	540	Department/OR
5.00%, 6/ 1/2041	2,045	1,078	5.65%, 7/ 1/2028	$ 450 $	445

		5,529			4,174

New York (3.18%)			Pennsylvania (1.20%)
East Rochester Housing Authority/NY			Allegheny County Hospital Development
5.50%, 8/ 1/2033	160	100	Authority
			5.00%, 11/15/2028	500	273
Metropolitan Transportation Authority
5.25%, 11/15/2030	1,500	1,512	Fulton County Industrial Development Authority
			5.90%, 7/ 1/2040	160	99
New York City Industrial Development Agency
6.25%, 3/ 1/2015	1,000	843	Pennsylvania Turnpike Commission
			5.00%, 6/ 1/2039	1,500	1,516
6.13%, 1/ 1/2029	1,000	1,092
			Philadelphia Redevelopment Authority FGIC
New York City Transitional Finance Authority			5.50%, 4/15/2017	1,000	1,033

5.25%, 1/15/2039	1,000	979
					2,921

New York State Dormitory Authority
5.50%, 7/ 1/2026	1,000	953	South Carolina (1.38%)
Port Authority of New York & New Jersey			Lexington One School Facilities Corp
FGIC			5.25%, 12/ 1/2029	1,000	981
5.00%, 10/ 1/2035 (d)	2,250	2,260	South Carolina Jobs-Economic Development

		7,739	Authority AMBAC

			5.20%, 11/ 1/2027	1,000	1,005
Ohio (3.44%)
			South Carolina Jobs-Economic Development
Adams County Hospital			Authority Assured Gty
6.25%, 9/ 1/2020	1,000	738	5.38%, 2/ 1/2029 (f)	1,000	987
Buckeye Tobacco Settlement Financing			Tobacco Settlement Revenue Management
Authority			Authority
5.75%, 6/ 1/2034	500	315	5.00%, 6/ 1/2018	385	380

5.88%, 6/ 1/2047	4,250	2,378			3,353

County of Cuyahoga OH
7.50%, 1/ 1/2030	1,000	985	Tennessee (2.19%)
County of Montgomery OH			Chattanooga Health Educational & Housing
6.25%, 11/15/2033	1,310	1,329	Facility Board/TN
			5.50%, 10/ 1/2020	510	408
Ohio Housing Finance Agency/OH
GNMA/FNMA/FHLMC			Clarksville Public Building Authority/TN
5.40%, 3/ 1/2033	630	612	0.45%, 2/ 1/2038	100	100
Ohio St Higher Educational Facility			Johnson City Health & Educational Facilities
Commission			Board
6.75%, 1/15/2039	1,000	1,011	7.50%, 7/ 1/2033	1,000	1,138
Ohio State University			5.50%, 7/ 1/2036	375	292
5.13%, 12/ 1/2031	1,000	1,005	Shelby County Health Educational & Housing

		8,373	Facilities Board

			5.63%, 9/ 1/2026	500	347
Oklahoma (0.10%)			Tennessee Housing Development Agency/TN
Oklahoma Housing Finance Agency GNMA			GO of AGY
8.00%, 8/ 1/2018	110	119	5.70%, 7/ 1/2031	355	355
Weatherford Hospital Authority			4.85%, 1/ 1/2032	2,965	2,687

6.00%, 5/ 1/2025	160	115			5,327

		234

			Texas (8.26%)
Oregon (1.71%)			Austin TX Convention Enterprises Inc/TX
City of Portland OR FSA			5.75%, 1/ 1/2034 (b)(c)	500	340
5.25%, 6/ 1/2020	2,000	2,137	City of Houston TX AMBAC
Oregon State Department of Administrative			5.75%, 9/ 1/2015	1,000	1,042
Services/OR			City of Houston TX FSA
5.25%, 4/ 1/2026	1,500	1,592	5.75%, 3/ 1/2015	85	90

See accompanying notes

319

Schedule of Investments Tax-Exempt Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Texas (continued)			Virginia (0.98%)
County of Harris TX			Lexington Industrial Development Authority
5.00%, 8/15/2032 (f)	$ 1,500 $	1,501	5.38%, 1/ 1/2028	$ 750 $	509
Dallas County Flood Control District			Virginia Small Business Financing
6.75%, 4/ 1/2016	230	233	Authority/VA Bank of America NA
Dallas-Fort Worth International Airport			0.45%, 7/ 1/2042	700	700
BHAC-CR FGIC			Washington County Industrial Development
5.50%, 11/ 1/2031	1,500	1,408	Authority/VA
Dallas-Fort Worth International Airport			7.50%, 7/ 1/2029	750	756
Facilities Improvement Corp MBIA			White Oak Village Shops Community
6.00%, 11/ 1/2023	500	501	Development Authority
El Paso County Hospital District/TX			5.30%, 3/ 1/2017	500	414

ASSURED GTY					2,379

5.00%, 8/15/2037	1,000	973
			Washington (3.19%)
Lufkin Health Facilities Development Corp/TX
5.50%, 2/15/2032	500	346	Franklin County School District No 1
			Pasco/WA FSA
McLennan County Public Facility Corp			5.25%, 12/ 1/2019	2,000	2,150
6.63%, 6/ 1/2035	1,000	1,066
			State of Washington
Metro Health Facilities Development Corp/TX			6.40%, 6/ 1/2017	3,000	3,592
7.20%, 1/ 1/2021	1,100	972
			Washington Health Care Facilities Authority
North Central Texas Health Facility			FSA
Development Corp			5.50%, 8/15/2038	1,000	983
5.13%, 5/15/2029	1,000	944
			Washington Health Care Facilities
North Central Texas Health Facility			Authority/WA
Development Corp AMBAC			7.38%, 3/ 1/2038	1,000	1,043

5.25%, 8/15/2032	1,000	930
					7,768

North Texas Health Facilities Development
Corp/TX FSA			West Virginia (1.08%)
5.00%, 9/ 1/2024	1,000	1,002	Harrison County County Commission MBIA
5.00%, 9/ 1/2032	2,000	1,859	6.88%, 4/15/2022	2,500	2,457
North Texas Tollway Authority			Ohio County Commission Sewage System
5.63%, 1/ 1/2033	1,000	975	5.85%, 6/ 1/2034	250	170

5.75%, 1/ 1/2033	1,000	949			2,627

Sea Breeze Public Facility Corp
			Wisconsin (3.13%)
6.50%, 1/ 1/2046	100	69
			County of Milwaukee WI FSA
Spring Independent School District/TX			5.25%, 12/ 1/2025	4,000	3,871
5.00%, 8/15/2034	1,000	1,019
			State of Wisconsin
Tarrant County Cultural Education Facilities			5.38%, 5/ 1/2025	1,000	1,027
Finance Corp
6.25%, 7/ 1/2028	1,000	1,074	Superior WI
			5.38%, 11/ 1/2021	750	668
Texas A&M University
5.00%, 5/15/2027	1,000	1,052	Wisconsin Health & Educational Facilities
			Authority
Texas State Transportation Commission			6.00%, 8/15/2019	600	470
5.00%, 4/ 1/2020	1,000	1,096
			6.63%, 2/15/2039	720	721
Tyler Health Facilities Development Corp/TX
			Wisconsin Housing & Economic Development
5.38%, 11/ 1/2037	1,000	689

			Authority/WI GO OF AUTH
		20,130	4.75%, 9/ 1/2033	1,000	862

Utah (1.94%)					7,619

Utah Housing Corp			TOTAL TAX-EXEMPT BONDS	$ 253,468

5.75%, 7/ 1/2036	995	996
5.25%, 1/ 1/2039 (d)	4,000	3,722	Total Investments		253,468

		4,718

See accompanying notes

320

Schedule of Investments Tax-Exempt Bond Fund April 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-4.65%)
Notes with interest rates ranging from 0.51%
to 1.80% April 30, 2009 and contractual
maturiy of collateral from 2016-2039. (g) $	(11,329)$	(11,329)

Total Net Investments	$ 242,139
Other Assets in Excess of Liabilities, Net - 0.58%		1,416

TOTAL NET ASSETS - 100.00%	$ 243,555

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $918 or 0.38% of net assets.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.
(e)	Variable Rate. Rate shown is in effect at April 30, 2009.
(f)	Security purchased on a when-issued basis. See Notes to Financial
Statements.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,226
Unrealized Depreciation		(22,429)

Net Unrealized Appreciation (Depreciation)		(14,203)
Cost for federal income tax purposes		256,342
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Revenue		51.55%
Insured		30.85%
Prerefunded		10.39%
General Obligation		6.94%
Revenue - Special Tax		1.49%
Government		1.05%
Certificate Participation		1.01%
Tax Allocation		0.79%
Liability for Floating Rate Notes Issued		(4.65%)
Other Assets in Excess of Liabilities, Net		0.58%

TOTAL NET ASSETS		100.00%

See accompanying notes

321

Schedule of Investments
Ultra Short Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (47.14%)			BONDS (continued)
Agricultural Operations (0.34%)			Automobile Sequential (continued)
Cargill Inc			CPS Auto Trust
2.35%, 1/21/2011 (a)(b)	$ 500 $	499	5.44%, 11/15/2010 (b)	$ 80 $	80
			Honda Auto Receivables Owner Trust
Airlines (0.14%)			5.46%, 5/23/2011	551	561
Delta Air Lines Inc			Hyundai Auto Receivables Trust
6.62%, 3/18/2011	241	213	0.85%, 1/17/2012 (a)	397	394
			Nissan Auto Lease Trust
Appliances (0.17%)			4.27%, 12/15/2010	404	400

Whirlpool Corp					1,549

1.82%, 6/15/2009 (a)	250	249
			Building Products - Wood (0.38%)
Asset Backed Securities (2.20%)			Masco Corp
Ameriquest Mortgage Securities Inc			1.63%, 3/12/2010 (a)	585	558
1.14%, 7/25/2035 (a)	1,000	32
Caterpillar Financial Asset Trust			Cellular Telecommunications (0.57%)
4.09%, 12/27/2010	168	167	Vodafone Group PLC
CNH Equipment Trust			1.66%, 6/15/2011 (a)	500	477
1.30%, 9/15/2010 (a)	6	6	1.54%, 2/27/2012 (a)	400	368

1.65%, 4/15/2011 (a)	364	364			845

Countrywide Asset-Backed Certificates			Chemicals - Diversified (0.19%)
1.56%, 12/25/2032 (a)	214	107	Huntsman LLC
1.82%, 12/25/2032 (a)	465	63	11.50%, 7/15/2012	300	276
2.61%, 5/25/2033 (a)	147	22
1.44%, 6/25/2035 (a)	1,000	92	Commercial Banks (0.59%)
1.09%, 11/25/2035 (a)	1,000	67	HSBC Americas Capital Trust I
1.10%, 12/25/2035 (a)	875	186	7.81%, 12/15/2026 (b)	750	509
6.50%, 1/25/2036 (c)	185	-	M&I Marshall & Ilsley Bank
			1.54%, 12/ 4/2012 (a)	500	358

0.94%, 2/25/2037 (a)(d)	500	7
					867

1.34%, 11/25/2037 (a)	1,000	38
First Horizon Asset Backed Trust			Credit Card Asset Backed Securities (1.21%)
0.57%, 10/25/2026 (a)	366	136	American Express Credit Account Master Trust
Ford Credit Floorplan Master Owner Trust			0.73%, 3/15/2012 (a)	850	828
0.90%, 6/15/2011 (a)(d)	450	427	Chase Issuance Trust
JP Morgan Mortgage Acquisition Corp			0.90%, 1/15/2012 (a)	500	498
0.52%, 3/25/2037 (a)	137	112	Discover Card Master Trust I
Lehman XS Trust			0.69%, 5/15/2012 (a)	500	452

2.51%, 11/25/2035 (a)	473	260			1,778

Long Beach Asset Holdings Corp
			Diversified Banking Institutions (2.23%)
5.93%, 10/25/2046 (b)(c)(d)	599	-
			JP Morgan Chase & Co
Long Beach Mortgage Loan Trust
			2.63%, 12/ 1/2010	1,200	1,227
0.94%, 2/25/2035 (a)	1,000	790
			Morgan Stanley
Nomura Asset Acceptance Corp
			2.90%, 12/ 1/2010	2,000	2,050

0.66%, 1/25/2036 (a)(b)	564	130
					3,277

Sail Net Interest Margin Notes
0.00%, 6/27/2035 (b)(d)(e)	136	-	Diversified Financial Services (0.62%)
Swift Master Auto Receivables Trust			Capmark Financial Group Inc
0.55%, 6/15/2012 (a)	310	225	3.39%, 5/10/2010 (a)	475	178

		3,231	General Electric Capital Corp

			1.18%, 1/20/2010 (a)	750	738

Automobile Sequential (1.05%)
					916

Capital One Auto Finance Trust
0.46%, 7/15/2011 (a)	117	114

See accompanying notes

322

Schedule of Investments
Ultra Short Bond Fund
April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (0.01%)			Home Equity - Other (continued)
CE Casecnan Water & Energy			GSAA Trust
11.95%, 11/15/2010	$ 18 $	18	5.69%, 4/25/2034	$ 98 $		97
			JP Morgan Mortgage Acquisition Corp NIM
Electric - Integrated (0.75%)			5.80%, 4/25/2036 (b)(c)(d)	158		-
Entergy Gulf States Inc			Mastr Asset Backed NIM Trust
1.66%, 12/ 1/2009 (a)	405	397	0.00%, 5/26/2035 (c)(d)(e)	40		-
Georgia Power Co			Mastr Asset Backed Securities Trust
1.87%, 3/17/2010 (a)	500	502	1.09%, 10/25/2035 (a)	475		3
Pepco Holdings Inc			New Century Home Equity Loan Trust
1.89%, 6/ 1/2010 (a)	225	211	1.14%, 7/25/2035 (a)	1,000		61

		1,110	Option One Mortgage Loan Trust

			1.11%, 8/25/2035 (a)	1,000		29
Electronic Components - Miscellaneous (0.75%)
			1.24%, 6/25/2037 (a)	1,000		13
Koninklijke Philips Electronics NV
2.46%, 3/11/2011 (a)	1,000	959	Residential Asset Securities Corp
			1.12%, 4/25/2035 (a)	692		42
Sanmina-SCI Corp
4.07%, 6/15/2010 (a)(b)	147	142	1.19%, 7/25/2035 (a)	477		13

		1,101				404

Fiduciary Banks (0.34%)			Home Equity - Sequential (0.25%)
Bank of New York Mellon Corp/The			Argent Securities Inc
1.63%, 2/ 5/2010 (a)	500	498	4.60%, 1/25/2034 (a)	302		289
			BNC Mortgage Loan Trust
Finance - Commercial (0.09%)			0.61%, 7/25/2037 (a)	455		78
CIT Group Inc			Merrill Lynch Mortgage Investors NIM Trust
1.48%, 2/13/2012 (a)	250	138	4.50%, 1/25/2035 (b)(c)(d)	1,313		-

						367

Finance - Investment Banker & Broker (0.89%)
			Investment Companies (0.67%)
Bear Stearns Cos LLC/The
			Xstrata Finance Dubai Ltd
1.39%, 7/16/2009 (a)	360	360
			1.58%, 11/13/2009 (a)(b)	1,000		981
1.45%, 11/28/2011 (a)	500	467
Merrill Lynch & Co Inc			Life & Health Insurance (0.16%)
1.50%, 6/ 5/2012 (a)	600	489	Unum Group

		1,316	5.86%, 5/15/2009	230		229

Finance - Mortgage Loan/Banker (11.75%)
Fannie Mae			Machinery - Farm (0.22%)
4.25%, 5/15/2009	1,000	1,002	Case New Holland Inc
			6.00%, 6/ 1/2009	325		323
5.38%, 8/15/2009	2,000	2,030
6.63%, 9/15/2009	4,000	4,093
			Medical - Wholesale Drug Distribution (0.17%)
4.63%, 12/15/2009	3,000	3,076	Cardinal Health Inc
Federal Home Loan Banks			1.46%, 10/ 2/2009 (a)	250		246
4.50%, 10/ 9/2009	4,000	4,074
Freddie Mac			Medical Laboratory & Testing Service (0.27%)
5.25%, 5/21/2009	3,000	3,008	Roche Holdings Inc

		17,283	2.25%, 5/25/2009 (a)(b)	400		400

Home Equity - Other (0.28%)
			Medical Products (0.11%)
Asset Backed Funding Corp NIM Trust
0.00%, 7/26/2035 (b)(d)(e)	56	-	Angiotech Pharmaceuticals Inc
			5.01%, 12/ 1/2013 (a)	225		158
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	196	133
			Metal Processors & Fabrication (0.17%)
First NLC Trust
			Timken Co
1.19%, 9/25/2035 (a)	1,000	13
			5.75%, 2/15/2010	250		250

See accompanying notes

323

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Mortgage Backed Securities (13.81%)				Mortgage Backed Securities (continued)
ACT Depositor Corp				First Republic Mortgage Loan Trust
0.75%, 9/22/2041 (a)(b)(c)	$ 353 $		32	0.75%, 8/15/2032 (a)	$ 225 $		191
American Home Mortgage Assets				First Union National Bank Commercial
5.37%, 11/25/2035 (a)	236		81	Mortgage
American Home Mortgage Investment Trust				1.00%, 1/12/2043 (a)(b)	25,563		335
2.01%, 9/25/2045 (a)	356		143	Freddie Mac
Banc of America Commercial Mortgage Inc				0.85%, 7/15/2023 (a)	686		678
7.33%, 11/15/2031	279		280	6.00%, 3/15/2026	334		337
0.37%, 7/10/2042	58,195		428	6.00%, 6/15/2031	121		121
0.59%, 7/10/2042 (a)	15,873		232	G-Force LLC
0.79%, 7/10/2043 (a)(b)	6,139		45	0.74%, 12/25/2039 (a)(b)(d)	1,000		137
0.19%, 10/10/2045	16,360		44	Ginnie Mae
				1.11%, 10/16/2012 (a)	5,131		174
0.39%, 7/10/2046 (a)	7,143		99
				1.30%, 2/16/2047 (a)	9,171		436
Banc of America Mortgage Securities Inc
4.60%, 3/25/2034 (a)	285		238	1.06%, 3/16/2047 (a)	3,303		170
4.72%, 8/25/2034 (a)	295		250	GMAC Commercial Mortgage Securities Inc
				0.87%, 5/10/2043 (a)	13,747		152
Bear Stearns Adjustable Rate Mortgage Trust
4.69%, 4/25/2034 (a)	88		53	Greenwich Capital Commercial Funding Corp
				1.43%, 4/10/2037 (b)	25,109		68
Bear Stearns Alt-A Trust
4.69%, 5/25/2035 (a)	228		88	1.26%, 8/10/2042 (a)(b)	40,730		654
1.09%, 7/25/2035 (a)	1,000		62	0.63%, 12/10/2049 (a)(b)	16,870		196
1.09%, 8/25/2035 (a)	1,002		27	GS Mortgage Securities Corp II
				0.73%, 7/10/2039 (a)(b)	6,583		108
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (a)	619		46	GSC Capital Corp Mortgage Trust
				0.70%, 2/25/2036 (a)	212		75
4.46%, 7/25/2037 (a)(d)	213		133
				GSR Mortgage Loan Trust
Citicorp Mortgage Securities Inc
				4.08%, 9/25/2035 (a)	510		362
5.50%, 12/25/2033	751		721
				Homebanc Mortgage Trust
Citigroup Commercial Mortgage Trust
				1.11%, 7/25/2035 (a)	1,000		140
0.10%, 5/15/2043 (b)	30,873		360
				Impac CMB Trust
Citigroup/Deutsche Bank Commercial
				2.69%, 9/25/2034 (a)	109		22
Mortgage Trust
0.71%, 10/15/2048 (a)(d)	10,657		167	1.99%, 10/25/2034 (a)(d)	271		48
1.67%, 12/11/2049 (a)(b)(d)	15,443		201	0.95%, 8/25/2035 (a)(d)	135		25
Countrywide Alternative Loan Trust				0.98%, 8/25/2035 (a)	150		28
1.54%, 10/25/2034 (a)	625		30	Indymac Index Mortgage Loan Trust
1.49%, 2/25/2035 (a)	1,000		308	5.06%, 3/25/2035 (a)	411		190
1.29%, 7/25/2035 (a)	980		160	4.57%, 5/25/2035 (a)	635		118
0.86%, 12/25/2035 (a)	1,323		318	4.24%, 6/25/2035 (a)	959		506
6.00%, 5/25/2036	149		147	JP Morgan Alternative Loan Trust
Countrywide Asset-Backed NIM Certificates				5.40%, 12/25/2036	107		99
0.00%, 11/ 8/2036 (b)(d)(e)	491		-	JP Morgan Chase Commercial Mortgage
				Securities Corp
Countrywide Home Loan Mortgage Pass
				0.39%, 10/12/2035 (a)(b)	29,393		708
Through Trust
4.11%, 7/25/2034 (a)	519		437	0.70%, 7/12/2037 (b)	69,622		231
0.74%, 3/25/2035 (a)	288		121	0.32%, 10/12/2037 (a)(b)	6,039		188
5.52%, 3/20/2036 (a)	338		264	0.47%, 7/15/2042 (a)	19,111		251
CS First Boston Mortgage Securities Corp				0.11%, 2/12/2051 (a)	39,107		427
6.38%, 12/16/2035	175		176	JP Morgan Mortgage Trust
0.83%, 7/15/2036 (a)(b)	4,450		57	4.89%, 4/25/2035 (a)	189		179
1.13%, 8/15/2036 (a)(b)	5,554		35	6.05%, 10/25/2036 (a)	250		174
0.68%, 1/15/2037 (a)(b)	4,699		77	LB-UBS Commercial Mortgage Trust
0.15%, 7/15/2037 (b)	23,304		328	0.69%, 7/15/2035 (b)	17,097		28

See accompanying notes

324

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Oil Company - Exploration & Production (0.57%)
LB-UBS Commercial Mortgage Trust			Pemex Project Funding Master Trust
(continued)			2.93%, 10/15/2009 (a)(b)	$ 500 $	500
0.16%, 2/15/2037 (a)(b)	$ 16,091 $	168	2.62%, 6/15/2010 (a)(b)	350	343

Mastr Seasoned Securities Trust					843

4.88%, 10/25/2032 (a)	89	75
Merrill Lynch/Countrywide Commercial			Pipelines (0.14%)
Mortgage Trust			Rockies Express Pipeline LLC
0.59%, 7/12/2046 (a)(b)(d)	12,934	105	5.10%, 8/20/2009 (a)(b)	200	200
0.33%, 12/12/2049 (a)(b)	38,628	234
0.73%, 12/12/2049 (a)	23,561	520	Quarrying (0.20%)
MLCC Mortgage Investors Inc			Vulcan Materials Co
0.93%, 7/25/2029 (a)	732	437	2.57%, 12/15/2010 (a)	300	298
Morgan Stanley Capital I
0.50%, 1/13/2041 (a)(b)	18,133	378	Regional Banks (1.18%)
			Capital One Financial Corp
0.82%, 8/25/2046 (a)	1,000	12
			1.57%, 9/10/2009 (a)	250	244
Residential Funding Mortgage Securities I
			First Union Institutional Capital I
1.04%, 7/25/2036 (a)	1,073	879
			8.04%, 12/ 1/2026	400	263
Structured Adjustable Rate Mortgage Loan Trust
			NB Capital Trust II
1.14%, 8/25/2034 (a)(d)	614	24
			7.83%, 12/15/2026	750	461
Structured Asset Mortgage Investments Inc
			US Bancorp
1.02%, 8/25/2035 (a)	885	71
			1.63%, 2/ 4/2010 (a)	270	269
5.19%, 8/25/2035 (a)	161	102
			Wells Fargo & Co
4.42%, 5/25/2036 (a)	494	271	1.48%, 1/29/2010 (a)	500	497

4.87%, 5/25/2036 (a)	109	59			1,734

1.12%, 5/25/2045 (a)	785	112
Wachovia Bank Commercial Mortgage Trust			Reinsurance (0.34%)
0.50%, 6/15/2035 (b)	9,006	194	Berkshire Hathaway Finance Corp
			1.44%, 1/11/2011 (a)	500	495
WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	211	204
			REITS - Mortgage (0.31%)
WaMu Mortgage Pass Through Certificates
1.08%, 12/25/2027 (a)(d)	998	766	iStar Financial Inc
			1.66%, 9/15/2009 (a)	250	227
4.91%, 8/25/2035 (a)	374	296
			1.63%, 3/ 9/2010 (a)	300	236

4.83%, 9/25/2035 (a)	457	357
					463

5.93%, 9/25/2036 (a)	981	721
1.11%, 7/25/2045 (a)	766	198	REITS - Warehouse & Industrial (0.32%)
0.69%, 11/25/2045 (a)	62	47	ProLogis
Wells Fargo Mortgage Backed Securities Trust			1.50%, 8/24/2009 (a)	500	475
5.24%, 4/25/2036 (a)	1,444	348

			Rental - Auto & Equipment (0.33%)
		20,322

			Erac USA Finance Co
Mortgage Securities (0.20%)			1.51%, 8/28/2009 (a)(b)(d)	500	485
Residential Accredit Loans Inc
0.94%, 2/25/2036 (a)	646	294	Retail - Drug Store (0.30%)
			CVS Caremark Corp
Multimedia (0.34%)			1.56%, 6/ 1/2010 (a)	450	442
Time Warner Inc
1.46%, 11/13/2009 (a)	500	497	Rubber - Tires (0.17%)
			Goodyear Tire & Rubber Co/The
Office Automation & Equipment (0.43%)			6.32%, 12/ 1/2009 (a)	250	247
Xerox Corp
2.06%, 12/18/2009 (a)	650	634	Special Purpose Entity (0.77%)
			Allstate Life Global Funding II
			1.86%, 2/26/2010 (a)	750	734
See accompanying notes

325

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
(000's)		(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (continued)			OBLIGATIONS (continued)
Williams Cos Inc Credit Linked Certificate			Federal National Mortgage Association (FNMA)
Trust/The			(continued)
4.42%, 5/ 1/2009 (a)(b)	$ 400 $	400	3.81%, 3/ 1/2034 (a)	$ 428 $	428

		1,134	4.41%, 3/ 1/2034 (a)	322	323

			3.99%, 4/ 1/2034 (a)	338	337
Steel - Producers (0.18%)			4.68%, 7/ 1/2034 (a)	688	699
Ispat Inland ULC			4.51%, 2/ 1/2035 (a)	253	257
9.75%, 4/ 1/2014	300	272
			4.54%, 5/ 1/2035 (a)	402	401
Telephone - Integrated (0.61%)			4.32%, 7/ 1/2035 (a)	1,352	1,373
Telecom Italia Capital SA			5.06%, 7/ 1/2035 (a)	820	837
1.65%, 2/ 1/2011 (a)	160	151	4.89%, 9/ 1/2035 (a)	603	618
1.72%, 7/18/2011 (a)	600	567	5.65%, 1/ 1/2036 (a)	180	185

Telefonica Emisiones SAU					8,095

1.55%, 2/ 4/2013 (a)	200	181

			U.S. Treasury (18.20%)
		899

			4.88%, 5/15/2009	5,000	5,009
Tobacco (0.22%)			4.88%, 8/15/2009	9,000	9,123
Reynolds American Inc			3.25%, 12/31/2009	8,000	8,153
2.02%, 6/15/2011 (a)	350	324	0.88%, 2/28/2011	4,500	4,501

					26,786

Transport - Rail (0.15%)
CSX Corp			U.S. Treasury Bill (4.74%)
4.88%, 11/ 1/2009	225	226	0.46%, 4/ 8/2010	7,000	6,970

TOTAL BONDS	$ 69,364		TOTAL U.S. GOVERNMENT & GOVERNMENT

			AGENCY OBLIGATIONS	$ 41,851

SENIOR FLOATING RATE INTERESTS (0.40%)
			SHORT TERM INVESTMENTS (10.19%)
Publishing - Periodicals (0.09%)
Dex Media East LLC, Term Loan B			Commercial Paper (10.19%)
3.23%, 10/17/2014 (a)	244	132	American Honda Finance Corp
			0.73%, 5/13/2009	$ 500 $	500
Retail - Building Products (0.18%)			Australia & New Zealand Banking Co
HD Supply Inc, Term Loan B			0.80%, 9/25/2009	500	497
1.68%, 8/30/2012 (a)	315	268	Bank of America Corp
			0.58%, 7/ 2/2009	600	600
Satellite Telecommunications (0.13%)			BASF AG
Telesat Canada Inc, Term Loan B			0.75%, 6/23/2009	500	499
3.55%, 9/ 1/2014 (a)	182	169	BP Capital Markets PLC
Telesat Canada Inc, Term Loan DD			0.42%, 7/ 9/2009	600	600
4.22%, 10/31/2014 (a)	15	14	CBA Delaware Finance

		183	0.79%, 6/ 2/2009	500	500

			0.75%, 6/ 4/2009	600	600
TOTAL SENIOR FLOATING RATE INTERESTS	$ 583
			Charta Corp

U.S. GOVERNMENT & GOVERNMENT AGENCY			0.70%, 6/19/2009	600	599
OBLIGATIONS (28.44%)			Deere & Co
Federal National Mortgage Association (FNMA) (5.50%)			0.50%, 5/ 4/2009	600	600
4.45%, 2/ 1/2021 (a)	475	474	0.53%, 5/29/2009	500	500
4.49%, 6/ 1/2032 (a)	410	414	DnB NOR Bank ASA
4.86%, 6/ 1/2032 (a)	115	117	0.88%, 5/11/2009	600	600
5.46%, 8/ 1/2032 (a)	420	432	0.65%, 7/21/2009	500	499
4.54%, 5/ 1/2033 (a)	646	640	E. ON AG
4.06%, 10/ 1/2033 (a)	99	100	1.00%, 5/ 6/2009	500	500
5.75%, 10/ 1/2033 (a)	76	77	1.05%, 6/30/2009	500	499
5.19%, 1/ 1/2034 (a)	233	238	Federal Home Loan Bank Discount Notes
			0.40%, 6/ 4/2009	500	500
4.97%, 2/ 1/2034 (a)	142	145

See accompanying notes

326

Schedule of Investments Ultra Short Bond Fund April 30, 2009 (unaudited)

	Principal		(a) Variable Rate. Rate shown is in effect at April 30, 2009.
	Amount	Value	(b)	Security exempt from registration under Rule 144A of the Securities Act
	(000's)	(000's)	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
SHORT TERM INVESTMENTS (continued)			indicated, these securities are not considered illiquid. At the end of the
Commercial Paper (continued)			period, the value of these securities totaled $9,740 or 6.62% of net
Illinois Tool Works Inc			assets.
0.45%, 5/ 6/2009	$ 500 $	500	(c)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
0.65%, 7/ 1/2009	600	600
			of these securities totaled $32 or 0.02% of net assets.
ING U.S. Funding			(d) Security is Illiquid
0.67%, 7/15/2009	600	599	(e) Non-Income Producing Security
0.65%, 7/27/2009	500	499

JP Morgan Chase & Co			Unrealized Appreciation (Depreciation)
0.55%, 5/20/2009	600	600	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
National Australia Funding			of investments held by the fund as of the period end were as follows:
0.61%, 6/11/2009	600	600
Nordea North America			Unrealized Appreciation	$ 262
0.78%, 6/ 8/2009	600	599	Unrealized Depreciation	(37,735)

Paccar Financial			Net Unrealized Appreciation (Depreciation)	(37,473)
0.58%, 5/18/2009	600	600
			Cost for federal income tax purposes	181,094
Pfizer Investment Capital			All dollar amounts are shown in thousands (000's)
0.35%, 6/12/2009	600	600

Ranger Funding Co LLC			Portfolio Summary (unaudited)

0.50%, 8/ 7/2009	600	599
			Sector	Percent

Telstra Corp
0.75%, 6/ 9/2009	600	599	Government	35.03%
			Financial	26.07%
Westpac Banking Corp			Mortgage Securities	19.51%
0.62%, 8/17/2009	500	498	Asset Backed Securities	4.98%

		14,986	Industrial	3.17%

			Communications	2.14%
TOTAL SHORT TERM INVESTMENTS	$ 14,986		Consumer, Non-cyclical	1.84%

			Utilities	1.45%
REPURCHASE AGREEMENTS (11.44%)			Energy	1.12%
Diversified Banking Institutions (11.44%)			Consumer, Cyclical	0.96%
Investment in Joint Trading Account; Bank			Basic Materials	0.91%
of America Repurchase Agreement; 0.15%			Technology	0.43%
dated 04/30/09 maturing 05/01/09			Other Assets in Excess of Liabilities, Net	2.39%

(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%

Issues; $5,725,000; 0.00% - 5.87%; dated
09/11/09 - 01/22/37)	$ 5,612$	5,612
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.15% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $5,725,000; 0.93% - 5.00%; dated
03/30/10 - 01/08/14)	5,612	5,612
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.12% dated 04/30/09 maturing 05/01/09
(collateralized by Sovereign Agency
Issues; $5,725,000; 1.00% - 7.125%; dated
05/04/09 - 02/15/30)	5,613	5,613

		16,837

TOTAL REPURCHASE AGREEMENTS	$ 16,837

Total Investments	$ 143,621
Other Assets in Excess of Liabilities, Net - 2.39%		3,514

TOTAL NET ASSETS - 100.00%	$ 147,135

See accompanying notes

327

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.01%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.03%)			Building - Residential & Commercial (0.24%)
Ceradyne Inc (a)	15,700 $	271	KB Home	108,800 $	1,966

Aerospace & Defense (2.05%)			Building & Construction Products -
Boeing Co/The	237,983	9,531	Miscellaneous (0.70%)
			Simpson Manufacturing Co Inc	253,380	5,640
Northrop Grumman Corp	85,230	4,121
Teledyne Technologies Inc (a)	88,500	2,826

			Commercial Banks (0.79%)
		16,478

			City National Corp/CA	107,886	3,949
Agricultural Chemicals (0.20%)			East West Bancorp Inc	99,559	680
Potash Corp of Saskatchewan Inc	18,225	1,576	SVB Financial Group (a)	9,600	199
			Umpqua Holdings Corp	35,072	336
Agricultural Operations (0.26%)			Westamerica Bancorporation	21,619	1,160

Archer-Daniels-Midland Co	83,900	2,066			6,324

Airlines (0.60%)			Commercial Services - Finance (0.39%)
Alaska Air Group Inc (a)	124,338	2,086	Visa Inc	47,800	3,105
Cathay Pacific Airways Ltd ADR (a)	469,300	2,699

		4,785	Computer Aided Design (0.13%)

			Autodesk Inc (a)	53,300	1,063
Apparel Manufacturers (0.33%)
Columbia Sportswear Co	55,299	1,699	Computers (2.11%)
True Religion Apparel Inc (a)	60,112	947	Apple Inc (a)	34,550	4,347

		2,646	Hewlett-Packard Co	350,500	12,611

Applications Software (3.66%)					16,958

Actuate Corp (a)	604,550	2,237	Computers - Integrated Systems (0.11%)
Microsoft Corp	1,203,272	24,378	Echelon Corp (a)	115,200	917
Quest Software Inc (a)	189,500	2,754

		29,369	Computers - Memory Devices (0.03%)

			NetApp Inc (a)	13,600	249
Athletic Footwear (1.54%)
NIKE Inc	235,747	12,370	Consumer Products - Miscellaneous (1.97%)
			Clorox Co	236,880	13,277
Auto - Car & Light Trucks (0.39%)
			Kimberly-Clark Corp	34,550	1,698
Toyota Motor Corp ADR	39,686	3,142
			WD-40 Co	31,300	847

Auto - Medium & Heavy Duty Trucks (1.78%)					15,822

Paccar Inc	403,713	14,308	Cosmetics & Toiletries (1.12%)
			Estee Lauder Cos Inc/The	40,900	1,223
Auto/Truck Parts & Equipment - Original (0.19%)			Procter & Gamble Co	156,300	7,727

Johnson Controls Inc	80,900	1,538			8,950

Beverages - Non-Alcoholic (0.63%)			Diagnostic Kits (0.02%)
Coca-Cola Co/The	32,775	1,411	OraSure Technologies Inc (a)	35,783	130
Hansen Natural Corp (a)	34,425	1,403
PepsiAmericas Inc	7,400	182	Dialysis Centers (0.67%)
			DaVita Inc (a)	115,500	5,356
PepsiCo Inc	40,861	2,033

		5,029

			Disposable Medical Products (0.13%)
Beverages - Wine & Spirits (0.07%)			CR Bard Inc	14,600	1,046
Brown-Forman Corp	11,697	544
			Diversified Banking Institutions (0.09%)
Building - Heavy Construction (0.56%)			JP Morgan Chase & Co	21,550	711
Granite Construction Inc	114,214	4,506

See accompanying notes

328

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Products (0.86%)			Food - Retail (continued)
Amazon.com Inc (a)	65,850 $	5,302	Safeway Inc	234,950 $	4,640

Blue Nile Inc (a)	37,758	1,607			12,720

		6,909

			Forestry (1.79%)
Electric - Integrated (1.37%)			Plum Creek Timber Co Inc	123,700	4,270
Edison International	136,600	3,894	Weyerhaeuser Co	286,600	10,106

PG&E Corp	190,700	7,079			14,376

		10,973

			Gas - Distribution (1.44%)
Electronic Components - Semiconductors (1.86%)			Northwest Natural Gas Co	10,950	448
Intel Corp	579,100	9,138	Sempra Energy	240,550	11,070

Lattice Semiconductor Corp (a)	9,468	16			11,518

LSI Corp (a)	235,600	905
			Hotels & Motels (0.50%)
QLogic Corp (a)	220,300	3,124	Red Lion Hotels Corp (a)	882,785	4,034
Supertex Inc (a)	66,760	1,717

		14,900	Human Resources (1.05%)

Electronic Design Automation (0.06%)			AMN Healthcare Services Inc (a)	153,323	1,056
Mentor Graphics Corp (a)	75,300	506	Resources Connection Inc (a)	169,729	3,318
			Robert Half International Inc	105,100	2,525
Electronic Forms (1.64%)			TrueBlue Inc (a)	156,000	1,515

Adobe Systems Inc (a)	479,855	13,124			8,414

			Industrial Automation & Robots (0.04%)
Electronic Measurement Instruments (0.85%)
			Intermec Inc (a)	25,860	312
FLIR Systems Inc (a)	23,500	521
Itron Inc (a)	77,750	3,577
			Instruments - Scientific (2.17%)
Trimble Navigation Ltd (a)	128,273	2,750	Dionex Corp (a)	184,142	11,601

		6,848	FEI Co (a)	270,525	4,647

Engineering - Research & Development Services (1.09%)			Waters Corp (a)	26,050	1,151

Jacobs Engineering Group Inc (a)	230,375	8,763			17,399

			Internet Application Software (0.29%)
Enterprise Software & Services (2.00%)
			Art Technology Group Inc (a)	732,819	2,301
Informatica Corp (a)	161,400	2,566
Omnicell Inc (a)	33,227	292
			Internet Security (0.09%)
Oracle Corp	534,891	10,345	VeriSign Inc (a)	33,300	685
Sybase Inc (a)	84,300	2,863

		16,066	Investment Management & Advisory Services (1.63%)

Fiduciary Banks (0.23%)			Franklin Resources Inc	216,275	13,080
Northern Trust Corp	33,761	1,835
			Lasers - Systems & Components (0.14%)
Finance - Investment Banker & Broker (2.66%)			Electro Scientific Industries Inc (a)	130,942	1,126
Charles Schwab Corp/The	1,152,587	21,300
			Life & Health Insurance (1.06%)
Food - Miscellaneous/Diversified (0.96%)			StanCorp Financial Group Inc	310,050	8,505
Campbell Soup Co	74,100	1,906
			Machinery - Material Handling (0.17%)
General Mills Inc	73,356	3,718
			Cascade Corp	55,880	1,351
Ralcorp Holdings Inc (a)	36,100	2,064

		7,688	Medical - Biomedical/Gene (3.25%)

Food - Retail (1.59%)			Amgen Inc (a)	161,939	7,849
Dairy Farm International Holdings Ltd ADR	207,803	5,631	Amylin Pharmaceuticals Inc (a)	37,850	414
Kroger Co/The	113,250	2,449	Dendreon Corp (a)	114,166	2,420
			Gilead Sciences Inc (a)	203,569	9,323

See accompanying notes

329

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Company - Exploration & Production (6.41%)
Life Technologies Corp (a)	113,634 $	4,239	Apache Corp	164,800 $	12,008
Martek Biosciences Corp (a)	97,847	1,783	Berry Petroleum Co	239,521	3,947

		26,028	CNOOC Ltd ADR	7,175	799

			Devon Energy Corp	80,100	4,153
Medical - Drugs (2.16%)
Allergan Inc/United States	294,165	13,726	EOG Resources Inc	44,825	2,846
Bristol-Myers Squibb Co	185,650	3,564	Occidental Petroleum Corp	490,750	27,624

		17,290			51,377

Medical - Generic Drugs (0.66%)			Oil Company - Integrated (3.81%)
Teva Pharmaceutical Industries Ltd ADR	22,500	987	Chevron Corp	405,943	26,833
Watson Pharmaceuticals Inc (a)	137,900	4,267	Exxon Mobil Corp	56,350	3,757

		5,254			30,590

Medical - HMO (0.11%)			Power Converter & Supply Equipment (0.11%)
Health Net Inc (a)	59,960	866	Sunpower Corp - Class B (a)	34,276	869

Medical - Nursing Homes (0.11%)			Property & Casualty Insurance (0.30%)
Sun Healthcare Group Inc (a)	105,330	892	Mercury General Corp	70,404	2,378

Medical - Wholesale Drug Distribution (1.21%)			Publicly Traded Investment Fund (0.09%)
McKesson Corp	262,042	9,696	iShares Russell 3000 Index Fund	13,800	703

Medical Information Systems (0.11%)			Regional Banks (2.35%)
Quality Systems Inc	16,438	881	US Bancorp	75,550	1,377
			Wells Fargo & Co	874,918	17,507

Medical Instruments (1.00%)					18,884

Beckman Coulter Inc	90,957	4,781	REITS - Apartments (0.19%)
Edwards Lifesciences Corp (a)	6,050	383	Essex Property Trust Inc	23,950	1,521
Techne Corp	49,743	2,846

		8,010	REITS - Healthcare (1.07%)

			HCP Inc	272,685	5,986
Medical Products (1.12%)
Becton Dickinson and Co	14,750	892	Nationwide Health Properties Inc	104,788	2,587

Varian Medical Systems Inc (a)	241,550	8,061			8,573

		8,953	REITS - Office Property (0.35%)

			Alexandria Real Estate Equities Inc	77,186	2,816
Metal Processors & Fabrication (0.88%)
Precision Castparts Corp	94,796	7,096
			Respiratory Products (0.45%)
			ResMed Inc (a)	93,950	3,612
Multimedia (1.46%)
Walt Disney Co/The	535,610	11,730
			Retail - Apparel & Shoe (1.47%)
			Nordstrom Inc	355,000	8,034
Networking Products (1.90%)
Cisco Systems Inc (a)	694,850	13,424	Ross Stores Inc	98,300	3,729

Polycom Inc (a)	97,100	1,810			11,763

		15,234	Retail - Automobile (0.75%)

			Copart Inc (a)	191,500	6,011
Non-Hazardous Waste Disposal (0.65%)
Waste Connections Inc (a)	203,550	5,247
			Retail - Discount (2.61%)
			Costco Wholesale Corp	430,740	20,934
Oil & Gas Drilling (0.09%)
Nabors Industries Ltd (a)	49,826	758
			Retail - Drug Store (0.30%)
			CVS Caremark Corp	75,800	2,409

See accompanying notes

330

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.74%)			Veterinary Diagnostics (0.79%)
Jack in the Box Inc (a)	160,191 $	3,939	VCA Antech Inc (a)	252,400 $	6,315
Starbucks Corp (a)	692,500	10,014

		13,953	Water (0.59%)

			California Water Service Group	120,500	4,703
Savings & Loans - Thrifts (1.41%)
Washington Federal Inc	873,265	11,335	Water Treatment Systems (0.11%)
			Energy Recovery Inc (a)	112,876	889
Semiconductor Component - Integrated Circuits (0.51%)
Cypress Semiconductor Corp (a)	119,000	944	Web Portals (1.41%)
Exar Corp (a)	23,300	143	Google Inc (a)	26,700	10,572
Linear Technology Corp	139,700	3,043	Yahoo! Inc (a)	53,600	766

		4,130			11,338

Semiconductor Equipment (0.69%)			Wireless Equipment (0.45%)
Applied Materials Inc	258,850	3,160	Qualcomm Inc	85,300	3,610
Kla-Tencor Corp	60,300	1,673
Novellus Systems Inc (a)	37,300	674	Wound, Burn & Skin Care (0.07%)

		5,507	Obagi Medical Products Inc (a)	89,907	540

			TOTAL COMMON STOCKS	$ 786,004
Steel - Producers (2.14%)

Reliance Steel & Aluminum Co	135,000	4,756		Principal
Schnitzer Steel Industries Inc	251,033	12,441		Amount	Value

		17,197		(000's)	(000's)

			REPURCHASE AGREEMENTS (2.02%)
Steel Pipe & Tube (0.23%)
			Diversified Banking Institutions (2.02%)
Northwest Pipe Co (a)	48,000	1,821
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.15%
Telephone - Integrated (3.12%)			dated 04/30/09 maturing 05/01/09
AT&T Inc	451,200	11,560	(collateralized by Sovereign Agency
Verizon Communications Inc	443,450	13,454	Issues; $5,501,000; 0.00% - 5.87%; dated

		25,014	09/11/09 - 01/22/37)	$ 5,393$	5,393

			Investment in Joint Trading Account;
Toys (0.32%)			Deutsche Bank Repurchase Agreement;
Mattel Inc	172,450	2,580	0.15% dated 04/30/09 maturing 05/01/09
			(collateralized by Sovereign Agency
Transport - Equipment & Leasing (0.19%)			Issues; $5,501,000; 0.93% - 5.00%; dated
			03/30/10 - 01/08/14)	5,393	5,393
Greenbrier Cos Inc	176,200	1,499
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Transport - Rail (0.13%)			0.12% dated 04/30/09 maturing 05/01/09
Union Pacific Corp	21,950	1,079	(collateralized by Sovereign Agency
			Issues; $5,501,000; 1.00% - 7.125%; dated
Transport - Services (1.75%)			05/04/09 - 02/15/30)	5,393	5,393

Expeditors International of Washington Inc	403,290	13,998			16,179

			TOTAL REPURCHASE AGREEMENTS	$ 16,179
Transport - Truck (0.22%)

Con-way Inc	72,482	1,796	Total Investments	$ 802,183
			Liabilities in Excess of Other Assets, Net - (0.03)%		(270)

Travel Services (0.27%)			TOTAL NET ASSETS - 100.00%	$ 801,913

Ambassadors Group Inc	178,979	2,184

Ultra Sound Imaging Systems (0.57%)			(a) Non-Income Producing Security
SonoSite Inc (a)	251,811	4,543

See accompanying notes

331

Schedule of Investments West Coast Equity Fund April 30, 2009 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 200,846
Unrealized Depreciation	(77,246)

Net Unrealized Appreciation (Depreciation)	123,600
Cost for federal income tax purposes	678,583
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.31%
Financial	14.15%
Consumer, Cyclical	13.05%
Technology	12.93%
Industrial	12.09%
Energy	10.31%
Communications	9.58%
Basic Materials	4.13%
Utilities	3.39%
Exchange Traded Funds	0.09%
Liabilities in Excess of Other Assets, Net	(0.03%)

TOTAL NET ASSETS	100.00%

See accompanying notes

332

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

BOND & MORTGAGE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.63	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23	0.50	0.53	0.47	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	(2.00)	(0.17)	0.04	(0.27)

Total From Investment Operations	0.16	(1.50)	0.36	0.51	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.48)	(0.53)	(0.47)	(0.15)

Total Dividends and Distributions	(0.23)	(0.48)	(0.53)	(0.47)	(0.15)

Net Asset Value, End of Period	$ 8.45	$ 8.52	$ 10.50	$ 10.67	$ 10.63

Total Return(d)	1.98%(e)	(14.83)%	3.42%	4.93%	(1.09)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 106,616	$ 116,109	$ 162,637	$ 168,767	$ 172,274
Ratio of Expenses to Average Net Assets(f)	0.94%(g)	0.94%	0.94%	0.94%	0.94%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	0.94%	0.94%(g)
Ratio of Net Investment Income to Average Net Assets	5.57%(g)	5.01%	4.98%	4.42%	3.95%(g)
Portfolio Turnover Rate	353.4%(g)	302.6%	259.1%	274.5%	202.1%(i)

	2009(a)	2008	2007	2006	2005(b)

BOND & MORTGAGE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.52	$ 10.50	$ 10.67	$ 10 .64	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.43	0.46	0.40	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(2.00)	(0.17)	0.03	(0.26)

Total From Investment Operations	0.15	(1.57)	0.29	0.43	(0.14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.41)	(0.46)	(0.40)	(0.12)

Total Dividends and Distributions	(0.21)	(0.41)	(0.46)	(0.40)	(0.12)

Net Asset Value, End of Period	$ 8.46	$ 8.52	$ 10.50	$ 10 .67	$ 10.64

Total Return(d)	1.77%(e)	(15.41)%	2.74%	4.15%	(1.27)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,424	$ 14,841	$ 22,624	$ 25,384	$ 28,559
Ratio of Expenses to Average Net Assets(f)	1.60%(g)	1.60%	1.60%	1.60%	1.60%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	1.60%	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	4.92%(g)	4.35%	4.32%	3.76%	3.30%(g)
Portfolio Turnover Rate	353.4%(g)	302.6%	259.1%	274.5%	202.1%(i)

	2009(a)	2008	2007(j)

BOND & MORTGAGE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8.51	$ 10.50	$ 10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.41	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(2.00)	(0.15)

Total From Investment Operations	0.14	(1.59)	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.40)	(0.36)

Total Dividends and Distributions	(0.20)	(0.40)	(0.36)

Net Asset Value, End of Period	$ 8.45	$ 8.51	$ 10.50

Total Return(d)	1.70%(e)	(15.62)%	1.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,503	$ 2,263	$ 2,445
Ratio of Expenses to Average Net Assets(f)	1.75%(g)	1.75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	4.74%(g)	4.20%	4.26%(g)
Portfolio Turnover Rate	353.4%(g)	302.6%	259.1%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(i)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

333

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.24(b)	0.47(b)	0.47(b)	0.48	0.48	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(1.95)	(0.51)	0.22	(0.15)	0.20

Total From Investment Operations	0.30	(1.48)	(0.04)	0.70	0.33	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.47)	(0.47)	(0.48)	(0.48)	(0.49)
Distributions from Realized Gains	–	–	(0.07)	(0.14)	(0.03)	–

Total Dividends and Distributions	(0.23)	(0.47)	(0.54)	(0.62)	(0.51)	(0.49)

Net Asset Value, End of Period	$ 8.86	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42

Total Return(c)	3.56%(d)	(14.26)%	(0.37)%	6.45%	2.90%	6.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 246,383	$ 250,177	$ 273,618	$ 264,924	$ 241,879	$ 232,239
Ratio of Expenses to Average Net Assets	0.92%(e)	1.07%	1.18%	0.84%	0.84%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	0.85%(e)	0.83%	0.82%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	0.92%(e)	1.08%	1.18%	0.84%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	5.58%(e)	4.67%	4.30%	4.26%	4.19%	4.32%
Portfolio Turnover Rate	49.9%(e)	41.7%	63.7%	29.0%	26.0%	27.0%

	2009(a)	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.21(b)	0.40(b)	0.39(b)	0.39	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(1.96)	(0.51)	0.22	(0.15)	0.20

Total From Investment Operations	0.27	(1.56)	(0.12)	0.61	0.24	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.39)	(0.39)	(0.39)	(0.39)	(0.40)
Distributions from Realized Gains	–	–	(0.07)	(0.14)	(0.03)	–

Total Dividends and Distributions	(0.20)	(0.39)	(0.46)	(0.53)	(0.42)	(0.40)

Net Asset Value, End of Period	$ 8.86	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42

Total Return(c)	3.16%(d)	(14.93)%	(1.12)%	5.66%	2.13%	5.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,909	$ 61,118	$ 84,070	$ 132,364	$ 162,534	$ 195,930
Ratio of Expenses to Average Net Assets	1.72%(e)	1.85%	1.92%	1.58%	1.59%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1.65%(e)	1.61%	1.58%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.72%(e)	1.85%	1.92%	1.58%	1.59%	1.59%
Ratio of Net Investment Income to Average Net Assets	4.79%(e)	3.88%	3.53%	3.52%	3.44%	3.58%
Portfolio Turnover Rate	49.9%(e)	41.7%	63.7%	29.0%	26.0%	27.0%

	2009(a)	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11 .24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.20(b)	0.38(b)	0.39(b)	0.39	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(1.95)	(0.51)	0.22	(0.15)	0.20

Total From Investment Operations	0.26	(1.57)	(0.12)	0.61	0.24	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)
Distributions from Realized Gains	–	–	(0.07)	(0.14)	(0.03)	–

Total Dividends and Distributions	(0.19)	(0.38)	(0.46)	(0.53)	(0.42)	(0.40)

Net Asset Value, End of Period	$ 8.86	$ 8.79	$ 10.74	$ 11 .32	$ 11.24	$ 11.42

Total Return(c)	3.04%(d)	(15.01)%	(1.14)%	5.65%	2.13%	5.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,129	$ 8,010	$ 5,127	$ 4,413	$ 4,641	$ 5,275
Ratio of Expenses to Average Net Assets	1.91%(e)	1.95%	1.95%	1.59%	1.59%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1.84%(e)	1.71%	1.59%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.91%(e)	2.07%	2.49%	1.59%	1.59%	1.60%
Ratio of Net Investment Income to Average Net Assets	4.58%(e)	3.81%	3.53%	3.52%	3.44%	3.57%
Portfolio Turnover Rate	49.9%(e)	41.7%	63.7%	29.0%	26.0%	27.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

(g)	Excludes expense reimbursement from Manager and/or custodian.

(e)	Computed on an annualized basis.

See accompanying notes.

334

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

DISCIPLINED LARGECAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.93	$ 17.85	$ 16.07	$ 14 .35	$ 14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.14	0.12	0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)	(6.01)	2.13	1.86	0.25

Total From Investment Operations	(0.89)	(5.87)	2.25	1.97	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.13)	(0.09)	(0.05)	–
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	–

Total Dividends and Distributions	(0.11)	(2.05)	(0.47)	(0.25)	–

Net Asset Value, End of Period	$ 8.93	$ 9.93	$ 17.85	$ 16 .07	$ 14.35

Total Return(d)	(8.94)%(e)	(36.96)%	14.31%	13.86%	1.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 183,169	$ 218,451	$ 690,007	$ 95,018	$ 88,400
Ratio of Expenses to Average Net Assets	1.25%(g)	1.00%(f)	0.89%(f)	1.20%(f)	1 .11%(f),(g)
Ratio of Net Investment Income to Average Net Assets	1.54%(g)	1.03%	0.74%	0.70%	0.40%(g)
Portfolio Turnover Rate	130.0%(g)	121.7%	101.4%(h)	92.4%	86.7%(i)

	2009(a)	2008	2007	2006	2005(b)

DISCIPLINED LARGECAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.77	$ 17.62	$ 15.94	$ 14 .32	$ 14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01	–	(0.05)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)	(5.93)	2.11	1.85	0.25

Total From Investment Operations	(0.92)	(5.93)	2.06	1.82	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.92)	(0.38)	(0.20)	–

Total Dividends and Distributions	–	(1.92)	(0.38)	(0.20)	–

Net Asset Value, End of Period	$ 8.85	$ 9.77	$ 17.62	$ 15 .94	$ 14.32

Total Return(d)	(9.42)%(e)	(37.61)%	13.14%	12.82%	1.70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,716	$ 25,190	$ 61,799	$ 13,117	$ 14,390
Ratio of Expenses to Average Net Assets	2.52%(g)	2.04%(f)	1.91%(f)	2.14%(f)	1 .78%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0.28%(g)	(0.03)%	(0.27)%	(0.22)%	(0.27)%(g)
Portfolio Turnover Rate	130.0%(g)	121.7%	101.4%(h)	92.4%	86.7%(i)

	2009(a)	2008	2007(j)

DISCIPLINED LARGECAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.85	$ 17.71	$ 16.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	0.02	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(5.96)	1.48

Total From Investment Operations	(0.90)	(5.94)	1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–	–
Distributions from Realized Gains	–	(1.92)	–

Total Dividends and Distributions	(0.07)	(1.92)	–

Net Asset Value, End of Period	$ 8.88	$ 9.85	$ 17.71

Total Return(d)	(9.10)%(e)	(37.46)%	8.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,689	$ 1,526	$ 2,480
Ratio of Expenses to Average Net Assets(f)	1.82%(g)	1.82%	1.82%(g)
Ratio of Net Investment Income to Average Net Assets	0.94%(g)	0.17%	(0.21)%(g)
Portfolio Turnover Rate	130.0%(g)	121.7%	101.4%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(i)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

335

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

DIVERSIFIED INTERNATIONAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.43	$ 17.33	$ 14.33	$ 11.43	$ 10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.16	0.15	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(7.97)	4.26	3.28	1.07

Total From Investment Operations	(0.46)	(7.81)	4.41	3.39	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.12)	(0.14)	(0.03)	–
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	–

Total Dividends and Distributions	(0.15)	(2.09)	(1.41)	(0.49)	–

Net Asset Value, End of Period	$ 6.82	$ 7.43	$ 17.33	$ 14.33	$ 11.43

Total Return(d)	(6.29)%(e)	(50.60)%	33.39%	30.57%	10.43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 224,302	$ 257,621	$ 699,188	$ 366,675	$ 291,878
Ratio of Expenses to Average Net Assets	1.71%(g)	1.39%(f)	1.30%(f)	1.41%(f)	1.38%(f),(g)
Ratio of Net Investment Income to Average Net Assets	1.47%(g)	1.30%	0.99%	0.84%	0.13%(g)
Portfolio Turnover Rate	107.9%(g)	101.5%	111.3%(h)	107.5%	202.7%(i)

	2009(a)	2008	2007	2006	2005(b)

DIVERSIFIED INTERNATIONAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7.37	$ 17.21	$ 14.26	$ 11 .41	$ 10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01	0.05	–	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(7.92)	4.25	3.29	1.08

Total From Investment Operations	(0.51)	(7.87)	4.25	3.31	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	(0.03)	–	–
Distributions from Realized Gains	–	(1.97)	(1.27)	(0.46)	–

Total Dividends and Distributions	(0.02)	(1.97)	(1.30)	(0.46)	–

Net Asset Value, End of Period	$ 6.84	$ 7.37	$ 17.21	$ 14 .26	$ 11.41

Total Return(d)	(6.93)%(e)	(51.01)%	32.17%	29.88%	10.24%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,384	$ 27,621	$ 74,783	$ 48,040	$ 43,285
Ratio of Expenses to Average Net Assets	2.87%(g)	2.34%(f)	2.26%(f)	2.10%(f)	1 .99%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0.26%(g)	0.41%	0.01%	0.14%	(0.48)%(g)
Portfolio Turnover Rate	107.9%(g)	101.5%	111.3%(h)	107.5%	202.7%(i)

	2009(a)	2008	2007(j)

DIVERSIFIED INTERNATIONAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.39	$ 17.22	$ 13.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)	(7.95)	3.48

Total From Investment Operations	(0.49)	(7.86)	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–	–
Distributions from Realized Gains	–	(1.97)	–

Total Dividends and Distributions	(0.07)	(1.97)	–

Net Asset Value, End of Period	$ 6.83	$ 7.39	$ 17.22

Total Return(d)	(6.65)%(e)	(50.91)%	25.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,405	$ 11,322	$ 22,837
Ratio of Expenses to Average Net Assets(f)	2.08%(g)	2.08%	2.08%(g)
Ratio of Net Investment Income to Average Net Assets	1.08%(g)	0.73%	0.24%(g)
Portfolio Turnover Rate	107.9%(g)	101.5%	111.3%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(i)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International

SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

336

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

EQUITY INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79	$ 15.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.39	0.37	0.33	0.41	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(1.37)	(7.96)	2.54	3.00	2.25	2.33

Total From Investment Operations	(1.15)	(7.57)	2.91	3.33	2.66	2.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.39)	(0.33)	(0.34)	(0.38)	(0.29)
Distributions from Realized Gains	–	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(0.23)	(2.43)	(1.53)	(0.97)	(0.38)	(0.29)

Net Asset Value, End of Period	$ 12.43	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79

Total Return(c)	(8.33)%(d)	(35.04)%	13.59%	17.16%	15.06%	17.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 558,917	$ 712,089	$ 1,894,426	$ 1,514,188	$ 887,828	$ 438,776
Ratio of Expenses to Average Net Assets	1.07%(e)	0.94%	0.84%	0.87%	0.90%	0.91%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	0.84%	0.87%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	3.61%(e)	2.06%	1.60%	1.56%	2.13%	1.74%
Portfolio Turnover Rate	38.6%(e)	75.8%	85.6%(g)	81.0%	32.0%	20.0%

	2009(a)	2008	2007	2006	2005	2004

EQUITY INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67	$ 15.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.23	0.17	0.15	0.24	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.35)	(7.89)	2.53	2.98	2.24	2.30

Total From Investment Operations	(1.19)	(7.66)	2.70	3.13	2.48	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.24)	(0.14)	(0.17)	(0.22)	(0.13)
Distributions from Realized Gains	–	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(0.17)	(2.28)	(1.34)	(0.80)	(0.22)	(0.13)

Net Asset Value, End of Period	$ 12.32	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67

Total Return(c)	(8.72)%(d)	(35.61)%	12.68%	16.16%	14.07%	16.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 134,945	$ 177,768	$ 391,824	$ 330,900	$ 226,390	$ 144,144
Ratio of Expenses to Average Net Assets	2.00%(e)	1.80%	1.68%	1.73%	1.78%	1.81%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.68%	1.73%	1.78%	1.81%
Ratio of Net Investment Income to Average Net Assets	2.68%(e)	1.24%	0.76%	0.70%	1.25%	0.84%
Portfolio Turnover Rate	38.6%(e)	75.8%	85.6%(g)	81.0%	32.0%	20.0%

	2009(a)	2008	2007	2006	2005	2004

EQUITY INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57	$ 15.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.25	0.19	0.16	0.26	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(1.34)	(7.82)	2.51	2.96	2.22	2.30

Total From Investment Operations	(1.17)	(7.57)	2.70	3.12	2.48	2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.26)	(0.16)	(0.20)	(0.26)	(0.18)
Distributions from Realized Gains	–	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(0.18)	(2.30)	(1.36)	(0.83)	(0.26)	(0.18)

Net Asset Value, End of Period	$ 12.20	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57

Total Return(c)	(8.63)%(d)	(35.55)%	12.72%	16.28%	14.16%	16.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 104,327	$ 134,522	$ 299,675	$ 251,685	$ 128,523	$ 33,770
Ratio of Expenses to Average Net Assets	1.79%(e)	1.70%	1.61%	1.64%	1.68%	1.70%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.61%	1.64%	1.68%	1.70%
Ratio of Net Investment Income to Average Net Assets	2.90%(e)	1.33%	0.83%	0.79%	1.35%	0.95%
Portfolio Turnover Rate	38.6%(e)	75.8%	85.6%(g)	81.0%	32.0%	20.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

337

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.31

Total From Investment Operations	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)

Total Dividends and Distributions	(0.26)

Net Asset Value, End of Period	$ 10.33

Total Return(b)	6.08%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 269
Ratio of Expenses to Average Net Assets (e)	1.25%(d)
Ratio of Net Investment Income to Average Net Assets	7.90%(d)
Portfolio Turnover Rate	107.6%(d)

2009(a)

GLOBAL DIVERSIFIED INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.32

Total From Investment Operations	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)

Total Dividends and Distributions	(0.24)

Net Asset Value, End of Period	$ 10.31

Total Return(b)	5.74%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 100
Ratio of Expenses to Average Net Assets (e)	2.00%(d)
Ratio of Net Investment Income to Average Net Assets	6.32%(d)
Portfolio Turnover Rate	107.6%(d)

(a)	Period from December 15, 2008, date shares first offered, through April 30, 2009.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Reflects Manager’s contractual expense limit.

See accompanying notes.

338

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

GLOBAL REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 5.04	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.16	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(5.02)	0.07

Total From Investment Operations	(0.60)	(4.86)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.18)	–

Total Dividends and Distributions	(0.17)	(0.18)	–

Net Asset Value, End of Period	$ 4.27	$ 5.04	$ 10.08

Total Return(d)	(11.71)%(e)	(48.89)%(f)	0.80%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,297	$ 2,704	$ 2,139
Ratio of Expenses to Average Net Assets(g)	1.45%(h)	1.45%	1.45%(h)
Ratio of Net Investment Income to Average Net Assets	4.90%(h)	2.06%	1.31%(h)
Portfolio Turnover Rate	99.2%(h)	100.9%	86.7%(h)

	2009(a)	2008	2007(b)

GLOBAL REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 4.99	$ 10.07	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(5.05)	0.07

Total From Investment Operations	(0.61)	(4.95)	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.13)	–

Total Dividends and Distributions	(0.17)	(0.13)	–

Net Asset Value, End of Period	$ 4.21	$ 4.99	$ 10.07

Total Return(d)	(12.03)%(e)	(49.64)%	0.70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 838	$ 932	$ 1,546
Ratio of Expenses to Average Net Assets(g)	2.20%(h)	2.20%	2.20%(h)
Ratio of Net Investment Income to Average Net Assets	4.17%(h)	1.23%	0.50%(h)
Portfolio Turnover Rate	99.2%(h)	100.9%	86.7%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from October 1, 2007, date shares first offered, through October 31, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(g)	Reflects Manager's contractual expense limit.

(h)	Computed on an annualized basis.

See accompanying notes.

339

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

HIGH YIELD FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.11	$ 8.75	$ 8.79	$ 8.23	$ 8.28	$ 7.88
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.31(b)	0.59(b)	0.59(b)	0.61	0.56	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0.43	(2.39)	0.21	0.55	(0.03)	0.43

Total From Investment Operations	0.74	(1.80)	0.80	1.16	0.53	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.60)	(0.66)	(0.60)	(0.58)	(0.61)
Distributions from Realized Gains	–	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.31)	(0.84)	(0.84)	(0.60)	(0.58)	(0.61)

Net Asset Value, End of Period	$ 6.54	$ 6.11	$ 8.75	$ 8.79	$ 8.23	$ 8.28

Total Return(c)	12.67%(d)	(22.40)%	9.63%	14.63%	6.56%	13.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,194,430	$ 770,504	$ 809,318	$ 422,747	$ 111,164	$ 85,190
Ratio of Expenses to Average Net Assets	0.92%(e)	0.92%	0.85%	0.90%	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	0.85%	0.90%	0.92%	0.93%
Ratio of Net Investment Income to Average Net Assets	10.35%(e)	7.48%	6.74%	7.31%	6.76%	7.11%
Portfolio Turnover Rate	6.8%(e)	28.8%	47.4%	85.0%	94.0%	82.0%

	2009(a)	2008	2007	2006	2005	2004

HIGH YIELD FUND

Class B shares

Net Asset Value, Beginning of Period	$ 6.15	$ 8.80	$ 8.83	$ 8 .27	$ 8.32	$ 7.91
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.29(b)	0.53(b)	0.52(b)	0.55	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.42	(2.40)	0.22	0.55	(0.03)	0.44

Total From Investment Operations	0.71	(1.87)	0.74	1.10	0.47	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.54)	(0.59)	(0.54)	(0.52)	(0.55)
Distributions from Realized Gains	–	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.29)	(0.78)	(0.77)	(0.54)	(0.52)	(0.55)

Net Asset Value, End of Period	$ 6.57	$ 6.15	$ 8.80	$ 8 .83	$ 8.27	$ 8.32

Total Return(c)	11.97%(d)	(23.06)%	8.82%	13.72%	5.75%	12.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,099	$ 49,432	$ 82,104	$ 83,143	$ 73,667	$ 80,036
Ratio of Expenses to Average Net Assets	1.77%(e)	1.71%	1.65%	1.66%	1.68%	1.69%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.68%	1.66%	1.68%	1.69%
Ratio of Net Investment Income to Average Net Assets	9.51%(e)	6.64%	5.95%	6.55%	6.00%	6.35%
Portfolio Turnover Rate	6.8%(e)	28.8%	47.4%	85.0%	94.0%	82.0%

	2009(a)	2008	2007	2006	2005	2004

HIGH YIELD FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.14	$ 8.79	$ 8.83	$ 8.27	$ 8.32	$ 7.91
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.29(b)	0.53(b)	0.52(b)	0.55	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.44	(2.40)	0.22	0.55	(0.03)	0.44

Total From Investment Operations	0.73	(1.87)	0.74	1.10	0.47	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.54)	(0.60)	(0.54)	(0.52)	(0.55)
Distributions from Realized Gains	–	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.29)	(0.78)	(0.78)	(0.54)	(0.52)	(0.55)

Net Asset Value, End of Period	$ 6.58	$ 6.14	$ 8.79	$ 8.83	$ 8.27	$ 8.32

Total Return(c)	12.35%(d)	(23.06)%	8.76%	13.74%	5.77%	12.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 197,752	$ 121,038	$ 139,417	$ 76,883	$ 38,475	$ 33,318
Ratio of Expenses to Average Net Assets	1.69%(e)	1.70%	1.63%	1.65%	1.66%	1.68%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.63%	1.65%	1.66%	1.68%
Ratio of Net Investment Income to Average Net Assets	9.59%(e)	6.69%	5.97%	6.56%	6.02%	6.36%
Portfolio Turnover Rate	6.8%(e)	28.8%	47.4%	85.0%	94.0%	82.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

340

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46	$ 9.35
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.26(b)	0.47(b)	0.46(b)	0.48	0.45	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.46	(1.14)	(0.06)	0.05	(0.38)	0.15

Total From Investment Operations	0.72	(0.67)	0.40	0.53	0.07	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.49)	(0.50)	(0.49)	(0.48)	(0.50)

Total Dividends and Distributions	(0.27)	(0.49)	(0.50)	(0.49)	(0.48)	(0.50)

Net Asset Value, End of Period	$ 8.28	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46

Total Return(c)	9.27%(d)	(7.90)%	4.47%	6.02%	0.75%	6.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 134,716	$ 122,603	$ 145,964	$ 143,590	$ 147,521	$ 147,695
Ratio of Expenses to Average Net Assets	0.90%(e)	0.90%	0.90%	0.89%	0.91%	0.92%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	0.90%	0.89%	0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets	6.43%(e)	5.32%	5.13%	5.27%	4.83%	4.90%
Portfolio Turnover Rate	21.5%(e)	15.5%	15.2%	26.0%	20.0%	24.0%

	2009(a)	2008	2007	2006	2005	2004

INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7.85	$ 9.02	$ 9.12	$ 9.08	$ 9.49	$ 9.37
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23(b)	0.41(b)	0.40(b)	0.41	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.47	(1.16)	(0.07)	0.05	(0.38)	0.16

Total From Investment Operations	0.70	(0.75)	0.33	0.46	–	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Total Dividends and Distributions	(0.24)	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Net Asset Value, End of Period	$ 8.31	$ 7.85	$ 9.02	$ 9.12	$ 9.08	$ 9.49

Total Return(c)	8.98%(d)	(8.67)%	3.69%	5.23%	0.02%	6.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,020	$ 51,278	$ 77,832	$ 99,751	$ 128,067	$ 152,065
Ratio of Expenses to Average Net Assets	1.64%(e)	1.64%	1.65%	1.65%	1.65%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.66%	1.65%	1.65%	1.65%
Ratio of Net Investment Income to Average Net Assets	5.70%(e)	4.57%	4.38%	4.51%	4.09%	4.17%
Portfolio Turnover Rate	21.5%(e)	15.5%	15.2%	26.0%	20.0%	24.0%

	2009(a)	2008	2007	2006	2005	2004

INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.85	$ 9.02	$ 9.12	$ 9 .08	$ 9.49	$ 9.37
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23(b)	0.41(b)	0.40(b)	0.41	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.47	(1.16)	(0.07)	0.05	(0.38)	0.16

Total From Investment Operations	0.70	(0.75)	0.33	0.46	–	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Total Dividends and Distributions	(0.24)	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Net Asset Value, End of Period	$ 8.31	$ 7.85	$ 9.02	$ 9 .12	$ 9.08	$ 9.49

Total Return(c)	8.98%(d)	(8.68)%	3.71%	5.23%	0.01%	6.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 20,931	$ 15,103	$ 12,107	$ 10,412	$ 10,761	$ 11,580
Ratio of Expenses to Average Net Assets	1.65%(e)	1.65%	1.65%	1.64%	1.66%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.84%	1.64%	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets	5.68%(e)	4.59%	4.37%	4.52%	4.08%	4.17%
Portfolio Turnover Rate	21.5%(e)	15.5%	15.2%	26.0%	20.0%	24.0%
(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

341

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

INFLATION PROTECTION FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.15	$ 9.53	$ 9.67	$ 9.85	$ 10.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)	0.49	0.41	0.54	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(2.04)	(0.14)	(0.21)	(0.32)

Total From Investment Operations	(0.11)	(1.55)	0.27	0.33	(0.11)
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.72)	(0.41)	(0.50)	(0.17)
Distributions from Realized Gains	–	–	–	(0.01)	–
Tax Return of Capital Distribution	–	(0.12)	–	–	–

Total Dividends and Distributions	–	(0.84)	(0.41)	(0.51)	(0.17)

Redemption fees	0.01	0.01	–	–	–

Net Asset Value, End of Period	$ 7.05	$ 7.15	$ 9.53	$ 9.67	$ 9.85

Total Return(d)	(1.36)%(e)	(17.81)%	2.88%	3.38%	(1.09)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,047	$ 6,167	$ 4,223	$ 3,851	$ 1,508
Ratio of Expenses to Average Net Assets(f)	0.90%(g)	0.90%	0.90%	0.95%	1.10%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	0.95%	1.10%(g)
Ratio of Net Investment Income to Average Net Assets	(1.78)%(g)	5.54%	4.34%	5.57%	6.26%(g)
Portfolio Turnover Rate	111.1%(g)	32.3%	88.2%	51.4%	45.5%(g)

	2009(a)	2008	2007(i)

INFLATION PROTECTION FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.17	$ 9.56	$ 9.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.11)	0.43	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	(2.05)	0.07

Total From Investment Operations	(0.13)	(1.62)	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.67)	(0.30)
Tax Return of Capital Distribution	–	(0.10)	–

Total Dividends and Distributions	–	(0.77)	(0.30)

Net Asset Value, End of Period	$ 7.04	$ 7.17	$ 9.56

Total Return(d)	(1.79)%(e)	(18.45)%	4.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,143	$ 1,808	$ 838
Ratio of Expenses to Average Net Assets(f)	1.65%(g)	1.61%	1.65%(g)
Ratio of Net Investment Income to Average Net Assets	(3.15)%(g)	4.89%	4.06%(g)
Portfolio Turnover Rate	111.1%(g)	32.3%	88.2%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

342

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

INTERNATIONAL EMERGING MARKETS FUND

Class A shares

Net Asset Value, Beginning of Period	$ 13.76	$ 39.50	$ 24.63	$ 19 .43	$ 17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	0.21	0.25	0.14	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.66	(20.16)	16.45	7.04	2.05

Total From Investment Operations	1.66	(19.95)	16.70	7.18	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.10)	(0.08)	(0.05)	–
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	–

Total Dividends and Distributions	(0.04)	(5.79)	(1.83)	(1.98)	–

Net Asset Value, End of Period	$ 15.38	$ 13.76	$ 39.50	$ 24 .63	$ 19.43

Total Return(d)	12.11%(e)	(58.51)%	72.31%	39.48%	12.18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 79,336	$ 85,229	$ 225,132	$ 83,566	$ 55,053
Ratio of Expenses to Average Net Assets	2.31%(f)	1.81%	1.74%	1.98%	1.98%(f)
Ratio of Net Investment Income to Average Net Assets	(0.06)%(f)	0.78%	0.86%	0.63%	0.91%(f)
Portfolio Turnover Rate	146.5%(f)	127.6%	141.6%	134.0%	181.2%(g)

	2009(a)	2008	2007	2006	2005(b)

INTERNATIONAL EMERGING MARKETS FUND

Class B shares

Net Asset Value, Beginning of Period	$ 13.39	$ 38.83	$ 24.37	$ 19 .34	$ 17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.07)	(0.04)	–	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.61	(19.71)	16.21	7.00	2.05

Total From Investment Operations	1.54	(19.75)	16.21	6.96	2.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5.69)	(1.75)	(1.93)	–

Total Dividends and Distributions	–	(5.69)	(1.75)	(1.93)	–

Net Asset Value, End of Period	$ 14.93	$ 13.39	$ 38.83	$ 24 .37	$ 19.34

Total Return(d)	11.50%(e)	(58.91)%	70.81%	38.41%	11.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,546	$ 12,272	$ 33,457	$ 14,597	$ 9,520
Ratio of Expenses to Average Net Assets	3.41%(f)	2.72%	2.62%	2.81%	3.38%(f)
Ratio of Net Investment Income to Average Net Assets	(1.12)%(f)	(0.17)%	(0.01)%	(0.16)%	(0.48)%(f)
Portfolio Turnover Rate	146.5%(f)	127.6%	141.6%	134.0%	181.2%(g)

	2009(a)	2008	2007(h)

INTERNATIONAL EMERGING MARKETS FUND

Class C shares

Net Asset Value, Beginning of Period	$ 13.58	$ 39.30	$ 25.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.64	(20.00)	13.99

Total From Investment Operations	1.61	(20.03)	13.98
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5.69)	–

Total Dividends and Distributions	–	(5.69)	–

Redemption fees	–	–	0.01

Net Asset Value, End of Period	$ 15.19	$ 13.58	$ 39.30

Total Return(d)	11.86%(e)	(58.91)%	55.43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,794	$ 6,248	$ 10,276
Ratio of Expenses to Average Net Assets(i)	2.80%(f)	2.79%	2.80%(f)
Ratio of Net Investment Income to Average Net Assets	(0.49)%(f)	(0.12)%	(0.01)%(f)
Portfolio Turnover Rate	146.5%(f)	127.6%	141.6%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through

January 16, 2007. (i) Reflects Manager's contractual expense limit.

See accompanying notes.

343

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

INTERNATIONAL GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.95	$ 15.53	$ 15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.12	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(7.46)	0.54

Total From Investment Operations	(0.64)	(7.34)	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.03)	–
Distributions from Realized Gains	–	(1.22)	–

Total Dividends and Distributions	(0.12)	(1.25)	–

Redemption fees	–	0.01	–

Net Asset Value, End of Period	$ 6.19	$ 6.95	$ 15.53

Total Return(d)	(9.36)%(e)	(51.07)%	3.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,022	$ 1,760	$ 375
Ratio of Expenses to Average Net Assets(f)	1.60%(g)	1.60%	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	1.57%(g)	1.03%	(0.47)%(g)
Portfolio Turnover Rate	140.0%(g)	125.2%	129.4%

	2009(a)	2008	2007(b)

INTERNATIONAL GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.95	$ 15.52	$ 15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(7.37)	0.54

Total From Investment Operations	(0.68)	(7.35)	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	–	–
Distributions from Realized Gains	–	(1.22)	–

Total Dividends and Distributions	(0.05)	(1.22)	–

Net Asset Value, End of Period	$ 6.22	$ 6.95	$ 15.52

Total Return(d)	(9.89)%(e)	(51.14)%	3.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 261	$ 246	$ 22
Ratio of Expenses to Average Net Assets(f)	2.35%(g)	2.35%	2.35%(g)
Ratio of Net Investment Income to Average Net Assets	0.79%(g)	0.22%	(1.36)%(g)
Portfolio Turnover Rate	140.0%(g)	125.2%	129.4%

(a)	Six months ended April 30, 2009.

(b)	Period from October 1, 2007, date shares first offered, through October 31, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

See accompanying notes.

344

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP BLEND FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 6.44	$ 10.57	$ 9.46	$ 8.36	$ 8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	0.08	0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(3.88)	1.05	1.10	0.15

Total From Investment Operations	(0.66)	(3.80)	1.12	1.16	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.05)	(0.01)	(0.03)	–
Distributions from Realized Gains	–	(0.28)	–	(0.03)	–

Total Dividends and Distributions	(0.07)	(0.33)	(0.01)	(0.06)	–

Net Asset Value, End of Period	$ 5.71	$ 6.44	$ 10.57	$ 9.46	$ 8.36

Total Return(d)	(10.29)%(e)	(37.03)%	11.81%	13.97%	1.95%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 70,462	$ 82,298	$ 145,312	$ 138,832	$ 126,739
Ratio of Expenses to Average Net Assets	1.37%(f)	1.11%	1.11%	1.11%	1.04%(f)
Ratio of Net Investment Income to Average Net Assets	1.45%(f)	0.96%	0.70%	0.69%	0.41%(f)
Portfolio Turnover Rate	95.7%(f)	100.6%	106.2%	65.1%	148.8%(g)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP BLEND FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 6.30	$ 10.39	$ 9.39	$ 8.35	$ 8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	–	(0.03)	(0.02)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(3.81)	1.03	1.09	0.15

Total From Investment Operations	(0.68)	(3.81)	1.00	1.07	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.28)	–	(0.03)	–

Total Dividends and Distributions	–	(0.28)	–	(0.03)	–

Net Asset Value, End of Period	$ 5.62	$ 6.30	$ 10.39	$ 9.39	$ 8.35

Total Return(d)	(10.79)%(e)	(37.62)%	10.65%	12.87%	1.83%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,517	$ 5,947	$ 13,747	$ 17,761	$ 21,617
Ratio of Expenses to Average Net Assets	2.74%(f)	2.07%	2.15%	2.05%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	0.10%(f)	0.02%	(0.34)%	(0.24)%	(0.02)%(f)
Portfolio Turnover Rate	95.7%(f)	100.6%	106.2%	65.1%	148.8%(g)

	2009(a)	2008	2007(h)

LARGECAP BLEND FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 6.38	$ 10.52	$ 9.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(3.88)	0.70

Total From Investment Operations	(0.67)	(3.86)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–
Distributions from Realized Gains	–	(0.28)	–

Total Dividends and Distributions	–	(0.28)	–

Net Asset Value, End of Period	$ 5.71	$ 6.38	$ 10.52

Total Return(d)	(10.48)%(e)	(37.63)%	6.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 663	$ 581	$ 970
Ratio of Expenses to Average Net Assets(i)	1.90%(f)	1.90%	1.90%(f)
Ratio of Net Investment Income to Average Net Assets	0.87%(f)	0.19%	(0.29)%(f)
Portfolio Turnover Rate	95.7%(f)	100.6%	106.2%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

345

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP BLEND FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 7.22	$ 12.45	$ 11.41	$ 10 .35	$ 10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	0.06	0.04	0.05	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	(4.22)	1.61	1.47	0.05

Total From Investment Operations	(0.51)	(4.16)	1.65	1.52	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.03)	(0.04)	(0.02)	–
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	–

Total Dividends and Distributions	(0.06)	(1.07)	(0.61)	(0.46)	–

Net Asset Value, End of Period	$ 6.65	$ 7.22	$ 12.45	$ 11 .41	$ 10.35

Total Return(d)	(7.01)%(e)	(36.29)%	15.07%	15.08%	0.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,252	$ 37,841	$ 68,879	$ 59,400	$ 52,211
Ratio of Expenses to Average Net Assets	1.56%(f)	1.35%	1.40%	1.40%	1.44%(f)
Ratio of Net Investment Income to Average Net Assets	1.35%(f)	0.61%	0.32%	0.45%	(0.01)%(f)
Portfolio Turnover Rate	52.9%(f)	60.0%	53.2%	52.1%	51.8%(g)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP BLEND FUND II

Class B shares

Net Asset Value, Beginning of Period	$ 7.10	$ 12.33	$ 11.33	$ 10 .32	$ 10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02	(0.02)	(0.04)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(4.17)	1.61	1.47	0.05

Total From Investment Operations	(0.52)	(4.19)	1.57	1.45	0.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.04)	(0.57)	(0.44)	–

Total Dividends and Distributions	–	(1.04)	(0.57)	(0.44)	–

Net Asset Value, End of Period	$ 6.58	$ 7.10	$ 12.33	$ 11 .33	$ 10.32

Total Return(d)	(7.32)%(e)	(36.82)%	14.37%	14.40%	0.19%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,703	$ 14,273	$ 27,824	$ 25,615	$ 22,978
Ratio of Expenses to Average Net Assets	2.43%(f)	2.16%	2.09%	2.00%	2.15%(f)
Ratio of Net Investment Income to Average Net Assets	0.49%(f)	(0.19)%	(0.37)%	(0.15)%	(0.71)%(f)
Portfolio Turnover Rate	52.9%(f)	60.0%	53.2%	52.1%	51.8%(g)

	2009(a)	2008	2007(h)

LARGECAP BLEND FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 7.13	$ 12.38	$ 11.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	(4.19)	1.07

Total From Investment Operations	(0.52)	(4.21)	1.01
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.04)	–

Total Dividends and Distributions	–	(1.04)	–

Net Asset Value, End of Period	$ 6.61	$ 7.13	$ 12.38

Total Return(d)	(7.29)%(e)	(36.84)%	8.88%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 820	$ 922	$ 1,182
Ratio of Expenses to Average Net Assets(i)	2.20%(f)	2.20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	0.71%(f)	(0.25)%	(0.65)%(f)
Portfolio Turnover Rate	52.9%(f)	60.0%	53.2%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

346

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.09	$ 9.96	$ 7.78	$ 7.09	$ 6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	–	(0.01)	–	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	(3.70)	2.30	0.69	0.31

Total From Investment Operations	(0.60)	(3.70)	2.29	0.69	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.01)	–	–
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.11)	–	–

Net Asset Value, End of Period	$ 5.49	$ 6.09	$ 9.96	$ 7.78	$ 7.09

Total Return(d)	(9.85)%(e)	(37.78)%	29.78%	9.73%	4.42%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 276,784	$ 321,555	$ 535,659	$ 280,969	$ 270,930
Ratio of Expenses to Average Net Assets(f)	1.36%(g)	1.21%	1.19%	1.13%	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	0.04%(g)	(0.02)%	(0.09)%	0.06%	(0.24)%(g)
Portfolio Turnover Rate	96.6%(g)	88.8%	113.1%(h)	93.5%	169.0%(i)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 5.91	$ 9.76	$ 7.69	$ 7.07	$ 6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.08)	(0.09)	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(3.60)	2.26	0.68	0.30

Total From Investment Operations	(0.60)	(3.68)	2.17	0.62	0.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	–	(0.02)	–	–	–

Total Dividends and Distributions	–	(0.17)	(0.10)	–	–

Net Asset Value, End of Period	$ 5.31	$ 5.91	$ 9.76	$ 7.69	$ 7.07

Total Return(d)	(10.15)%(e)	(38.36)%	28.52%	8.77%	4.12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,669	$ 31,802	$ 94,254	$ 28,890	$ 35,551
Ratio of Expenses to Average Net Assets(f)	2.37%(g)	2.13%	2.12%	2.03%	1.73%(g)
Ratio of Net Investment Income to Average Net Assets	(0.94)%(g)	(0.91)%	(1.06)%	(0.85)%	(0.96)%(g)
Portfolio Turnover Rate	96.6%(g)	88.8%	113.1%(h)	93.5%	169.0%(i)

	2009(a)	2008	2007(j)

LARGECAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.00	$ 9.90	$ 8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	(3.66)	1.82

Total From Investment Operations	(0.60)	(3.73)	1.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.15)	–
Tax Return of Capital Distribution	–	(0.02)	–

Total Dividends and Distributions	–	(0.17)	–

Net Asset Value, End of Period	$ 5.40	$ 6.00	$ 9.90

Total Return(d)	(10.00)%(e)	(38.32)%	21.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,717	$ 9,311	$ 8,037
Ratio of Expenses to Average Net Assets(f)	2.09%(g)	2.02%	2.03%(g)
Ratio of Net Investment Income to Average Net Assets	(0.70)%(g)	(0.89)%	(1.06)%(g)
Portfolio Turnover Rate	96.6%(g)	88.8%	113.1%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(i)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

347

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP GROWTH FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 5.32	$ 9.45	$ 8.27	$ 8 .08	$ 7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.06)	(0.05)	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	(3.67)	1.60	0.52	0.17

Total From Investment Operations	0.35	(3.73)	1.55	0.50	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 5.67	$ 5.32	$ 9.45	$ 8 .27	$ 8.08

Total Return(d)	6.58%(e)	(41.07)%	19.42%	6.12%	1.89%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,870	$ 30,125	$ 55,689	$ 48,815	$ 48,782
Ratio of Expenses to Average Net Assets	1.89%(f)	1.57%	1.59%	1.56%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	(0.95)%(f)	(0.83)%	(0.57)%	(0.30)%	(0.86)%(f)
Portfolio Turnover Rate	68.2%(f)	64.5%	47.7%	58.5%	66.5%(g)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP GROWTH FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 5.16	$ 9.25	$ 8.18	$ 8 .06	$ 7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)	(0.13)	(0.12)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	(3.56)	1.56	0.52	0.18

Total From Investment Operations	0.31	(3.69)	1.44	0.43	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.40)	(0.37)	(0.31)	–

Total Dividends and Distributions	–	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 5.47	$ 5.16	$ 9.25	$ 8 .18	$ 8.06

Total Return(d)	6.01%(e)	(41.54)%	18.25%	5.24%	1.64%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,799	$ 5,467	$ 12,656	$ 13,696	$ 14,707
Ratio of Expenses to Average Net Assets	3.05%(f)	2.47%	2.50%	2.39%	2.39%(f)
Ratio of Net Investment Income to Average Net Assets	(2.10)%(f)	(1.73)%	(1.46)%	(1.12)%	(1.79)%(f)
Portfolio Turnover Rate	68.2%(f)	64.5%	47.7%	58.5%	66.5%(g)

	2009(a)	2008	2007(h)

LARGECAP GROWTH FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 5.32	$ 9.50	$ 8.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.37	(3.67)	1.05

Total From Investment Operations	0.34	(3.78)	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.40)	–

Total Dividends and Distributions	–	(0.40)	–

Net Asset Value, End of Period	$ 5.66	$ 5.32	$ 9.50

Total Return(d)	6.39%(e)	(41.39)%	11.11%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 477	$ 415	$ 652
Ratio of Expenses to Average Net Assets(i)	2.20%(f)	2.20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	(1.26)%(f)	(1.46)%	(1.44)%(f)
Portfolio Turnover Rate	68.2%(f)	64.5%	47.7%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through

January 16, 2007. (i) Reflects Manager's contractual expense limit.

See accompanying notes.

348

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP GROWTH FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 5.87	$ 9.91	$ 8.92	$ 8 .15	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0.04)	(0.05)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(3.07)	1.77	0.91	0.11

Total From Investment Operations	(0.18)	(3.11)	1.72	0.86	0.09
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.93)	(0.73)	(0.09)	–

Total Dividends and Distributions	–	(0.93)	(0.73)	(0.09)	–

Net Asset Value, End of Period	$ 5.69	$ 5.87	$ 9.91	$ 8 .92	$ 8.15

Total Return(d)	(3.07)%(e)	(34.55)%	20.74%	10.61%	1.12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,406	$ 1,107	$ 1,235	$ 595	$ 141
Ratio of Expenses to Average Net Assets(f)	1.70%(g)	1.70%	1.70%	1.70%	1.70%(g)
Ratio of Net Investment Income to Average Net Assets	(0.10)%(g)	(0.53)%	(0.55)%	(0.58)%	(0.80)%(g)
Portfolio Turnover Rate	124.2%(g)	132.4%	138.3%(h)	143.4%	95.2%(g)

	2009(a)	2008	2007(i)

LARGECAP GROWTH FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 5.78	$ 9.84	$ 8.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(3.03)	1.42

Total From Investment Operations	(0.20)	(3.13)	1.32
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.93)	–

Total Dividends and Distributions	–	(0.93)	–

Net Asset Value, End of Period	$ 5.58	$ 5.78	$ 9.84

Total Return(d)	(3.46)%(e)	(35.04)%	15.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 413	$ 374	$ 418
Ratio of Expenses to Average Net Assets(f)	2.45%(g)	2.45%	2.45%(g)
Ratio of Net Investment Income to Average Net Assets	(0.86)%(g)	(1.28)%	(1.38)%(g)
Portfolio Turnover Rate	124.2%(g)	132.4%	138.3%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

349

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP S&P 500 INDEX FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.85	$ 11.06	$ 9.86	$ 8 .66	$ 8.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.15	0.14	0.12	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.10)	1.21	1.22	0.04

Total From Investment Operations	(0.61)	(3.95)	1.35	1.34	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.14)	(0.12)	(0.10)	–
Distributions from Realized Gains	–	(0.12)	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.13)	(0.26)	(0.15)	(0.14)	–

Net Asset Value, End of Period	$ 6.11	$ 6.85	$ 11.06	$ 9 .86	$ 8.66

Total Return(d)	(8.87)%(e)	(36.55)%	13.86%	15.54%	0.81%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 45,822	$ 53,542	$ 90,317	$ 78,995	$ 72,994
Ratio of Expenses to Average Net Assets	0.84%(f)	0.65%	0.66%	0.67%	0.64%(f)
Ratio of Net Investment Income to Average Net Assets	2.12%(f)	1.57%	1.34%	1.31%	1.03%(f)
Portfolio Turnover Rate	7.9%(f)	8.2%	5.6%	3.7%	11.5%(g)

	2009(a)	2008	2007(h)

LARGECAP S&P 500 INDEX FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.81	$ 10.99	$ 10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	(4.07)	0.82

Total From Investment Operations	(0.62)	(3.99)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.07)	–
Distributions from Realized Gains	–	(0.12)	–

Total Dividends and Distributions	(0.10)	(0.19)	–

Net Asset Value, End of Period	$ 6.09	$ 6.81	$ 10.99

Total Return(d)	(9.19)%(e)	(36.92)%	8.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,706	$ 2,428	$ 2,691
Ratio of Expenses to Average Net Assets(i)	1.30%(f)	1.30%	1.30%(f)
Ratio of Net Investment Income to Average Net Assets	1.77%(f)	0.92%	0.56%(f)
Portfolio Turnover Rate	7.9%(f)	8.2%	5.6%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through

January 16, 2007. (i) Reflects Manager's contractual expense limit.

See accompanying notes.

350

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.93	$ 13.53	$ 13.11	$ 11.34	$ 11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	0.19	0.19	0.18	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.59)	1.00	1.98	(0.02)

Total From Investment Operations	(1.06)	(4.40)	1.19	2.16	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.16)	(0.17)	(0.10)	–
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	–

Total Dividends and Distributions	(0.16)	(1.20)	(0.77)	(0.39)	–

Net Asset Value, End of Period	$ 6.71	$ 7.93	$ 13.53	$ 13.11	$ 11.34

Total Return(d)	(13.55)%(e)	(35.48)%	9.47%	19.53%	0.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 137,413	$ 171,897	$ 298,926	$ 295,285	$ 281,278
Ratio of Expenses to Average Net Assets	1.15%(f)	0.97%	0.94%	0.90%	0.80%(f)
Ratio of Net Investment Income to Average Net Assets	2.58%(f)	1.78%	1.41%	1.50%	1.18%(f)
Portfolio Turnover Rate	159.2%(f)	132.1%	100.3%	92.8%	181.1%(g)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 7.87	$ 13.42	$ 13.00	$ 11.33	$ 11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	0.09	0.04	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)	(4.57)	1.01	1.96	(0.01)

Total From Investment Operations	(1.10)	(4.48)	1.05	2.02	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.03)	(0.03)	(0.06)	–
Distributions from Realized Gains	–	(1.04)	(0.60)	(0.29)	–

Total Dividends and Distributions	(0.04)	(1.07)	(0.63)	(0.35)	–

Net Asset Value, End of Period	$ 6.73	$ 7.87	$ 13.42	$ 13.00	$ 11.33

Total Return(d)	(14.04)%(e)	(36.08)%	8.37%	18.18%	0.18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,269	$ 9,598	$ 20,306	$ 23,025	$ 24,515
Ratio of Expenses to Average Net Assets	2.43%(f)	1.96%	2.01%	1.88%	1.22%(f)
Ratio of Net Investment Income to Average Net Assets	1.30%(f)	0.80%	0.34%	0.52%	0.77%(f)
Portfolio Turnover Rate	159.2%(f)	132.1%	100.3%	92.8%	181.1%(g)

	2009(a)	2008	2007(h)

LARGECAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.89	$ 13.44	$ 12.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.11	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.55)	0.59

Total From Investment Operations	(1.08)	(4.44)	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.07)	–
Distributions from Realized Gains	–	(1.04)	–

Total Dividends and Distributions	(0.14)	(1.11)	–

Net Asset Value, End of Period	$ 6.67	$ 7.89	$ 13.44

Total Return(d)	(13.81)%(e)	(35.81)%	5.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,043	$ 1,130	$ 1,043
Ratio of Expenses to Average Net Assets(i)	1.70%(f)	1.70%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	2.00%(f)	1.02%	0.44%(f)
Portfolio Turnover Rate	159.2%(f)	132.1%	100.3%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through

January 16, 2007. (i) Reflects Manager's contractual expense limit.

See accompanying notes.

351

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND III

Class A shares

Net Asset Value, Beginning of Period	$ 8.47	$ 15.88	$ 15.58	$ 13.51	$ 13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.22	0.18	0.16	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.50)	0.97	2.51	(0.10)

Total From Investment Operations	(1.04)	(6.28)	1.15	2.67	(0.08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.19)	(0.14)	(0.09)	–
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	–

Total Dividends and Distributions	(0.15)	(1.13)	(0.85)	(0.60)	–

Net Asset Value, End of Period	$ 7.28	$ 8.47	$ 15.88	$ 15.58	$ 13.51

Total Return(d)	(12.41)%(e)	(42.36)%	7.63%	20.40%	(0.59)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,119	$ 32,423	$ 69,156	$ 64,815	$ 53,806
Ratio of Expenses to Average Net Assets	1.15%(f),(i)	1.43%	1.41%	1.41%	1.49%(f)
Ratio of Net Investment Income to Average Net Assets	2.24%(f)	1.81%	1.17%	1.10%	0.47%(f)
Portfolio Turnover Rate	89.2%(f)	55.3%	29.2%	20.7%	28.1%(g)

	2009(a)	2008	2007	2006	2005(b)

LARGECAP VALUE FUND III

Class B shares

Net Asset Value, Beginning of Period	$ 8.42	$ 15.81	$ 15.54	$ 13.47	$ 13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.11	0.06	0.07	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.47)	0.96	2.51	(0.10)

Total From Investment Operations	(1.07)	(6.36)	1.02	2.58	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.09)	(0.04)	–	–
Distributions from Realized Gains	–	(0.94)	(0.71)	(0.51)	–

Total Dividends and Distributions	(0.03)	(1.03)	(0.75)	(0.51)	–

Net Asset Value, End of Period	$ 7.32	$ 8.42	$ 15.81	$ 15.54	$ 13.47

Total Return(d)	(12.73)%(e)	(42.87)%	6.74%	19.67%	(0.88)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,525	$ 10,135	$ 23,269	$ 23,374	$ 20,509
Ratio of Expenses to Average Net Assets	1.90%(f),(i)	2.30%	2.18%	2.05%	2.28%(f)
Ratio of Net Investment Income to Average Net Assets	1.50%(f)	0.94%	0.40%	0.46%	(0.33)%(f)
Portfolio Turnover Rate	89.2%(f)	55.3%	29.2%	20.7%	28.1%(g)

	2009(a)	2008	2007(h)

LARGECAP VALUE FUND III

Class C shares

Net Asset Value, Beginning of Period	$ 8.43	$ 15.80	$ 15.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	(6.46)	0.39

Total From Investment Operations	(1.07)	(6.35)	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.08)	–
Distributions from Realized Gains	–	(0.94)	–

Total Dividends and Distributions	(0.05)	(1.02)	–

Net Asset Value, End of Period	$ 7.31	$ 8.43	$ 15.80

Total Return(d)	(12.68)%(e)	(42.78)%	2.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 698	$ 884	$ 1,363
Ratio of Expenses to Average Net Assets(i)	1.90%(f)	2.25%	2.25%(f)
Ratio of Net Investment Income to Average Net Assets	1.49%(f)	0.95%	0.13%(f)
Portfolio Turnover Rate	89.2%(f)	55.3%	29.2%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

352

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

MIDCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.54	$ 15.97	$ 14.89	$ 13.78	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01	(0.01)	0.01	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.94)	2.52	1.81	0.49

Total From Investment Operations	(0.28)	(4.95)	2.53	1.85	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.03)	(0.03)	–
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	–

Total Dividends and Distributions	(0.52)	(1.48)	(1.45)	(0.74)	–

Net Asset Value, End of Period	$ 8.74	$ 9.54	$ 15.97	$ 14.89	$ 13.78

Total Return(d)	(2.55)%(e)	(33.98)%	18.27%	13.87%	3.77%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 336,343	$ 362,130	$ 596,568	$ 549,528	$ 517,870
Ratio of Expenses to Average Net Assets	1.27%(g)	1.06%(f)	1.02%(f)	1.02%(f)	1.02%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0.20%(g)	(0.05)%	0.03%	0.28%	0.21%(g)
Portfolio Turnover Rate	9.9%(g)	26.8%	30.6%	43.4%	133.8%(h)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.46	$ 15.92	$ 14.86	$ 13 .76	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.06)	(0.04)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	(4.92)	2.52	1.81	0.48

Total From Investment Operations	(0.33)	(4.98)	2.48	1.81	0.48
Less Dividends and Distributions:
Distributions from Realized Gains	(0.52)	(1.48)	(1.42)	(0.71)	–

Total Dividends and Distributions	(0.52)	(1.48)	(1.42)	(0.71)	–

Net Asset Value, End of Period	$ 8.61	$ 9.46	$ 15.92	$ 14 .86	$ 13.76

Total Return(d)	(3.13)%(e)	(34.31)%	17.93%	13.60%	3.61%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 29,876	$ 35,769	$ 69,393	$ 68,090	$ 71,900
Ratio of Expenses to Average Net Assets	2.33%(g)	1.50%(f)	1.32%(f)	1.32%(f)	1 .32%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0.85)%(g)	(0.48)%	(0.26)%	(0.02)%	(0.09)%(g)
Portfolio Turnover Rate	9.9%(g)	26.8%	30.6%	43.4%	133.8%(h)

	2009(a)	2008	2007(i)

MIDCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.38	$ 15.86	$ 14.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(4.88)	1.78

Total From Investment Operations	(0.31)	(5.00)	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(0.52)	(1.48)	–

Total Dividends and Distributions	(0.52)	(1.48)	–

Net Asset Value, End of Period	$ 8.55	$ 9.38	$ 15.86

Total Return(d)	(2.93)%(e)	(34.58)%	11.69%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,192	$ 3,639	$ 3,914
Ratio of Expenses to Average Net Assets(f)	1.95%(g)	1.95%	1.95%(g)
Ratio of Net Investment Income to Average Net Assets	(0.49)%(g)	(0.94)%	(0.98)%(g)
Portfolio Turnover Rate	9.9%(g)	26.8%	30.6%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

353

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND III

Class A shares

Net Asset Value, Beginning of Period	$ 6.20	$ 11.99	$ 9.46	$ 8 .77	$ 8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.10)	(0.12)	(0.09)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	(4.92)	2.93	0.85	0.41

Total From Investment Operations	(0.12)	(5.02)	2.81	0.76	0.37
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.08	$ 6.20	$ 11.99	$ 9 .46	$ 8.77

Total Return(d)	(1.94)%(e)	(44.68)%	30.43%	8.64%	4.40%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,481	$ 21,252	$ 39,400	$ 27,926	$ 25,628
Ratio of Expenses to Average Net Assets(f)	1.75%(g)	1.73%	1.75%	1.75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	(0.87)%(g)	(1.05)%	(1.17)%	(0.97)%	(1.40)%(g)
Portfolio Turnover Rate	102.5%(g)	167.3%	144.9%	145.8%	185.7%(h)

	2009(a)	2008	2007	2006	2005(b)

MIDCAP GROWTH FUND III

Class B shares

Net Asset Value, Beginning of Period	$ 6.04	$ 11.78	$ 9.36	$ 8 .75	$ 8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.17)	(0.20)	(0.16)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(4.80)	2.90	0.84	0.41

Total From Investment Operations	(0.15)	(4.97)	2.70	0.68	0.35
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	(0.28)	(0.07)	–

Total Dividends and Distributions	–	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 5.89	$ 6.04	$ 11.78	$ 9 .36	$ 8.75

Total Return(d)	(2.48)%(e)	(45.07)%	29.55%	7.74%	4.17%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,647	$ 5,477	$ 12,895	$ 10,516	$ 10,436
Ratio of Expenses to Average Net Assets(f)	2.50%(g)	2.50%	2.50%	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(1.63)%(g)	(1.81)%	(1.91)%	(1.71)%	(2.14)%(g)
Portfolio Turnover Rate	102.5%(g)	167.3%	144.9%	145.8%	185.7%(h)

	2009(a)	2008	2007(i)

MIDCAP GROWTH FUND III

Class C shares

Net Asset Value, Beginning of Period	$ 6.15	$ 11.99	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.17)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(4.90)	2.37

Total From Investment Operations	(0.15)	(5.07)	2.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.77)	–

Total Dividends and Distributions	–	(0.77)	–

Net Asset Value, End of Period	$ 6.00	$ 6.15	$ 11.99

Total Return(d)	(2.44)%(e)	(45.12)%	22.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 835	$ 778	$ 1,070
Ratio of Expenses to Average Net Assets(f)	2.50%(g)	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(1.64)%(g)	(1.82)%	(1.94)%(g)
Portfolio Turnover Rate	102.5%(g)	167.3%	144.9%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

354

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class A shares

Net Asset Value, Beginning of Period	$ 11.46	$ 20.55	$ 20.86	$ 19.23	$ 17.06	$ 15.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.13	0.15	0.10	0.24	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	(6.28)	0.62	3.02	2.56	1.75

Total From Investment Operations	(0.12)	(6.15)	0.77	3.12	2.80	1.77
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.17)	(0.11)	(0.26)	(0.03)	(0.01)
Distributions from Realized Gains	(0.01)	(2.77)	(0.97)	(1.23)	(0.60)	(0.04)

Total Dividends and Distributions	(0.01)	(2.94)	(1.08)	(1.49)	(0.63)	(0.05)

Net Asset Value, End of Period	$ 11.33	$ 11.46	$ 20.55	$ 20.86	$ 19.23	$ 17.06

Total Return(c)	(1.05)%(d)	(34.40)%	3.62%	17.12%	16.75%	11.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,041	$ 36,639	$ 252,198	$ 215,201	$ 93,180	$ 59,491
Ratio of Expenses to Average Net Assets	1.63%(e)	1.30%	1.08%	1.09%	1.12%	1.14%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.08%	1.09%	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.15%(e)	0.84%	0.70%	0.53%	1.32%	0.12%
Portfolio Turnover Rate	25.8%(e)	29.1%	25.8%	22.0%	28.0%	23.0%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.60	$ 19.23	$ 19.66	$ 18 .23	$ 16.33	$ 14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.04)	(0.05)	(0.09)	0.06	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	(5.79)	0.59	2.85	2.44	1.69

Total From Investment Operations	(0.16)	(5.83)	0.54	2.76	2.50	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	–	(0.10)	–	–
Distributions from Realized Gains	(0.01)	(2.77)	(0.97)	(1.23)	(0.60)	(0.04)

Total Dividends and Distributions	(0.01)	(2.80)	(0.97)	(1.33)	(0.60)	(0.04)

Net Asset Value, End of Period	$ 10.43	$ 10.60	$ 19.23	$ 19 .66	$ 18.23	$ 16.33

Total Return(c)	(1.51)%(d)	(34.98)%	2.63%	15.95%	15.63%	10.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,227	$ 12,453	$ 29,395	$ 30,663	$ 24,218	$ 19,958
Ratio of Expenses to Average Net Assets	2.68%(e)	2.22%	2.06%	2.07%	2.11%	2.12%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	2.10%	2.07%	2.11%	2.12%
Ratio of Net Investment Income to Average Net Assets	0.09%(e)	(0.30)%	(0.26)%	(0.45)%	0.33%	(0.86)%
Portfolio Turnover Rate	25.8%(e)	29.1%	25.8%	22.0%	28.0%	23.0%

	2009(a)	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.60	$ 19.25	$ 19.66	$ 18 .28	$ 16.36	$ 14.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.05)	(0.03)	(0.06)	0.08	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(5.79)	0.59	2.85	2.44	1.70

Total From Investment Operations	(0.17)	(5.84)	0.56	2.79	2.52	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.04)	–	(0.18)	–	–
Distributions from Realized Gains	(0.01)	(2.77)	(0.97)	(1.23)	(0.60)	(0.04)

Total Dividends and Distributions	(0.01)	(2.81)	(0.97)	(1.41)	(0.60)	(0.04)

Net Asset Value, End of Period	$ 10.42	$ 10.60	$ 19.25	$ 19 .66	$ 18.28	$ 16.36

Total Return(c)	(1.61)%(d)	(35.00)%	2.74%	16.09%	15.73%	10.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,630	$ 4,296	$ 10,380	$ 8,051	$ 4,303	$ 1,769
Ratio of Expenses to Average Net Assets	2.78%(e)	2.28%	1.95%	1.95%	1.99%	2.04%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	2.18%	1.95%	1.99%	2.04%
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	(0.33)%	(0.16)%	(0.33)%	0.45%	(0.79)%
Portfolio Turnover Rate	25.8%(e)	29.1%	25.8%	22.0%	28.0%	23.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

355

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)

MIDCAP VALUE FUND I

Class A shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.75

Total From Investment Operations	1.76

Net Asset Value, End of Period	$ 8.00

Total Return(b)	28.21%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16
Ratio of Expenses to Average Net Assets (e)	1.35%(d)
Ratio of Net Investment Income to Average Net Assets	0.89%(d)
Portfolio Turnover Rate	78.2%(d)

2009(a)

MIDCAP VALUE FUND I

Class B shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Operating Loss)	–
Net Realized and Unrealized Gain (Loss) on Investments	1.75

Total From Investment Operations	1.75

Net Asset Value, End of Period	$ 7.99

Total Return(b)	28.04%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13
Ratio of Expenses to Average Net Assets (e)	2.10%(d)
Ratio of Net Investment Income to Average Net Assets	0.21%(d)
Portfolio Turnover Rate	78.2%(d)

2009(a)

MIDCAP VALUE FUND I

Class C shares

Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Operating Loss)	–
Net Realized and Unrealized Gain (Loss) on Investments	1.75

Total From Investment Operations	1.75

Net Asset Value, End of Period	$ 7.99

Total Return(b)	28.04%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13
Ratio of Expenses to Average Net Assets (e)	2.10%(d)
Ratio of Net Investment Income to Average Net Assets	0.21%(d)
Portfolio Turnover Rate	78.2%(d)

(a)	Period from March 2, 2009, date shares first offered, through April 30, 2009.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Reflects Manager’s contractual expense limit.

See accompanying notes.

356

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

MIDCAP VALUE FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 8.06	$ 15.88	$ 15.93	$ 15.08	$ 14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07	0.05	0.01	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)	(6.26)	1.23	2.19	0.25

Total From Investment Operations	(0.94)	(6.21)	1.24	2.18	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.02)	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	–

Total Dividends and Distributions	(0.10)	(1.61)	(1.29)	(1.33)	–

Net Asset Value, End of Period	$ 7.02	$ 8.06	$ 15.88	$ 15.93	$ 15.08

Total Return(d)	(11.66)%(e)	(43.29)%	7.98%	15.13%	1.48%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,864	$ 6,097	$ 12,310	$ 9,266	$ 2,196
Ratio of Expenses to Average Net Assets(f)	1.35%(g)	1.75%	1.72%	1.75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	2.15%(g)	0.42%	0.09%	(0.05)%	(0.62)%(g)
Portfolio Turnover Rate	246.6%(g)	165.6%	147.3%	151.4%	87.9%

	2009(a)	2008	2007	2006	2005(b)

MIDCAP VALUE FUND II

Class B shares

Net Asset Value, Beginning of Period	$ 7.92	$ 15.71	$ 15.89	$ 15.05	$ 14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	(0.04)	(0.11)	(0.12)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)	(6.16)	1.22	2.29	0.26

Total From Investment Operations	(0.95)	(6.20)	1.11	2.17	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–	–	–
Distributions from Realized Gains	–	(1.59)	(1.29)	(1.33)	–

Total Dividends and Distributions	(0.01)	(1.59)	(1.29)	(1.33)	–

Net Asset Value, End of Period	$ 6.96	$ 7.92	$ 15.71	$ 15.89	$ 15.05

Total Return(d)	(12.04)%(e)	(43.68)%	7.12%	15.11%	1.28%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 878	$ 1,006	$ 2,087	$ 1,324	$ 427
Ratio of Expenses to Average Net Assets(f)	2.10%(g)	2.50%	2.50%	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	1.38%(g)	(0.33)%	(0.70)%	(0.80)%	(1.29)%(g)
Portfolio Turnover Rate	246.6%(g)	165.6%	147.3%	151.4%	87.9%

	2009(a)	2008	2007(h)

MIDCAP VALUE FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 7.96	$ 15.79	$ 15.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)	(6.20)	0.61

Total From Investment Operations	(0.95)	(6.24)	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	–	–
Distributions from Realized Gains	–	(1.59)	–

Total Dividends and Distributions	(0.01)	(1.59)	–

Net Asset Value, End of Period	$ 7.00	$ 7.96	$ 15.79

Total Return(d)	(11.95)%(e)	(43.72)%	3.34%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 761	$ 744	$ 1,307
Ratio of Expenses to Average Net Assets(f)	2.10%(g)	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	1.36%(g)	(0.33)%	(0.79)%(g)
Portfolio Turnover Rate	246.6%(g)	165.6%	147.3%
(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

357

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

MONEY MARKET FUND

Class A shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	0.03	0.05	0.04	0.01

Total From Investment Operations	–	0.03	0.05	0.04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.04)	(0.01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.04)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(d)	0.45%(e)	3.02%	5.02%	4.41%	1.02%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 774,859	$ 775,670	$ 1,953,474	$ 431,696	$ 344,589
Ratio of Expenses to Average Net Assets(f)	0.60%(g)	0.50%	0.44%	0.54%	0.60%(g)
Ratio of Gross Expenses to Average Net Assets(h)	0.60%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.93%(g)	3.19%	4.91%	4.35%	2.95%(g)

	2009(a)	2008	2007	2006	2005(b)

MONEY MARKET FUND

Class B shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	0.02	0.04	0.03	0.01

Total From Investment Operations	–	0.02	0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)	(0.03)	(0.01)

Total Dividends and Distributions	–	(0.02)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00

Total Return(d)	0.16%(e)	2.03%	4.04%	2.90%	0.59%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 99,283	$ 87,353	$ 33,265	$ 2,976	$ 3,099
Ratio of Expenses to Average Net Assets(f)	1.19%(g)	1.50%	1.41%	1.98%	1.87%(g)
Ratio of Gross Expenses to Average Net Assets(i)	1.53%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.32%(g)	1.87%	3.95%	2.90%	1.67%(g)

	2009(a)	2008	2007(j)

MONEY MARKET FUND

Class C shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	0.02	0.03

Total From Investment Operations	–	0.02	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.03)

Total Dividends and Distributions	–	(0.02)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00

Total Return(d)	0.21%(e)	2.08%	2.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,235	$ 42,966	$ 11,214
Ratio of Expenses to Average Net Assets(f)	1.07%(g)	1.44%	1.70%(g)
Ratio of Gross Expenses to Average Net Assets(i)	1.52%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	0.41%(g)	1.84%	3.67%(g)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager.

(i)	Excludes expense reimbursement from Manager and/or Underwriter.

(j)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

358

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88	$ 10.89
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23(b)	0.46(b)	0.47(b)	0.44	0.41(b)	0.40(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.35	(0.17)	0.01	0.04	(0.30)	0.05

Total From Investment Operations	0.58	0.29	0.48	0.48	0.11	0.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.49)	(0.48)	(0.47)	(0.46)	(0.46)

Total Dividends and Distributions	(0.24)	(0.49)	(0.48)	(0.47)	(0.46)	(0.46)

Net Asset Value, End of Period	$ 10.68	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88

Total Return(c)	5.69%(d)	2.72%	4.65%	4.74%	1.02%	4.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 263,503	$ 83,376	$ 90,167	$ 98,110	$ 120,615	$ 134,896
Ratio of Expenses to Average Net Assets	0.88%(e)	0.91%	0.91%	0.91%	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets(f)	0.91%(e)	–	0.93%	0.91%	0.92%	0.93%
Ratio of Net Investment Income to Average Net Assets	4.44%(e)	4.38%	4.45%	4.25%	3.84%	3.64%
Portfolio Turnover Rate	11.7%(e)	5.3%	13.6%	13.0%	34.0%	30.0%

	2009(a)	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.34	$ 10.53	$ 10.54	$ 10.52	$ 10.87	$ 10.88
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19(b)	0.39(b)	0.39(b)	0.37	0.33(b)	0.32(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	(0.17)	–	0.05	(0.30)	0.05

Total From Investment Operations	0.55	0.22	0.39	0.42	0.03	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.41)	(0.40)	(0.40)	(0.38)	(0.38)

Total Dividends and Distributions	(0.21)	(0.41)	(0.40)	(0.40)	(0.38)	(0.38)

Net Asset Value, End of Period	$ 10.68	$ 10.34	$ 10.53	$ 10.54	$ 10.52	$ 10.87

Total Return(c)	5.31%(d)	2.06%	3.78%	4.06%	0.28%	3.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 69,549	$ 39,613	$ 58,227	$ 85,761	$ 122,147	$ 157,900
Ratio of Expenses to Average Net Assets	1.65%(e)	1.65%	1.66%	1.66%	1.65%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.68%	1.66%	1.65%	1.65%
Ratio of Net Investment Income to Average Net Assets	3.68%(e)	3.64%	3.72%	3.50%	3.11%	2.92%
Portfolio Turnover Rate	11.7%(e)	5.3%	13.6%	13.0%	34.0%	30.0%

	2009(a)	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.32	$ 10.52	$ 10.53	$ 10 .51	$ 10.86	$ 10.87
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19(b)	0.39(b)	0.39(b)	0.37	0.33(b)	0.32(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.36	(0.18)	0.01	0.05	(0.30)	0.05

Total From Investment Operations	0.55	0.21	0.40	0.42	0.03	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.41)	(0.41)	(0.40)	(0.38)	(0.38)

Total Dividends and Distributions	(0.21)	(0.41)	(0.41)	(0.40)	(0.38)	(0.38)

Net Asset Value, End of Period	$ 10.66	$ 10.32	$ 10.52	$ 10 .53	$ 10.51	$ 10.86

Total Return(c)	5.33%(d)	1.99%	3.92%	4.00%	0.29%	3.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,432	$ 6,118	$ 7,273	$ 7,964	$ 6,775	$ 6,279
Ratio of Expenses to Average Net Assets	1.63%(e)	1.63%	1.63%	1.63%	1.64%	1.64%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.93%	1.63%	1.64%	1.64%
Ratio of Net Investment Income to Average Net Assets	3.68%(e)	3.66%	3.74%	3.53%	3.12%	2.93%
Portfolio Turnover Rate	11.7%(e)	5.3%	13.6%	13.0%	34.0%	30.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

(e)	Computed on an annualized basis.

See accompanying notes.

359

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

PREFERRED SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.76	$ 10.60	$ 10.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29	0.58	0.59	0.57	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.45)	(0.63)	0.09	(0.26)

Total From Investment Operations	0.07	(2.87)	(0.04)	0.66	(0.07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.56)	(0.61)	(0.50)	(0.27)

Total Dividends and Distributions	(0.29)	(0.56)	(0.61)	(0.50)	(0.27)

Net Asset Value, End of Period	$ 6.46	$ 6.68	$ 10.11	$ 10.76	$ 10.60

Total Return(d)	1.32%(e)	(29.61)%	(0.45)%	6.44%	(0.66)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 339,124	$ 190,999	$ 81,441	$ 7,105	$ 2,174
Ratio of Expenses to Average Net Assets(f)	1.00%(g)	1.00%	1.00%	1.08%	1.35%(g)
Ratio of Net Investment Income to Average Net Assets	9.64%(g)	6.61%	5.65%	5.42%	5.07%(g)
Portfolio Turnover Rate	13.8%(g)	18.7%	33.9%	22.4%	17.8%

	2009(a)	2008	2007(h)

PREFERRED SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.27	0.52	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(3.46)	(0.68)

Total From Investment Operations	0.05	(2.94)	(0.29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.49)	(0.39)

Total Dividends and Distributions	(0.27)	(0.49)	(0.39)

Net Asset Value, End of Period	$ 6.46	$ 6.68	$ 10.11

Total Return(d)	0.97%(e)	(30.14)%	(2.72)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 211,292	$ 116,229	$ 21,750
Ratio of Expenses to Average Net Assets(f)	1.75%(g)	1.75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	8.96%(g)	5.94%	4.85%(g)
Portfolio Turnover Rate	13.8%(g)	18.7%	33.9%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

360

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 11.83	$ 24.97	$ 27.56	$ 20.43	$ 20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.19	0.27	0.19	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(2.53)	(7.39)	(0.60)	7.80	0.35

Total From Investment Operations	(2.34)	(7.12)	(0.41)	7.94	0.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.29)	(0.11)	(0.19)	(0.13)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	–

Total Dividends and Distributions	(0.19)	(6.02)	(2.18)	(0.81)	(0.13)

Net Asset Value, End of Period	$ 9.30	$ 11.83	$ 24.97	$ 27.56	$ 20.43

Total Return(d)	(19.66)%(e)	(36.02)%	(1.92)%	40.07%	2.20%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 48,880	$ 64,787	$ 124,434	$ 125,408	$ 80,894
Ratio of Expenses to Average Net Assets(f)	1.28%(g)	1.28%	1.29%	1.43%	1.49%(g)
Ratio of Net Investment Income to Average Net Assets	4.25%(g)	1.62%	0.75%	0.61%	1.29%(g)
Portfolio Turnover Rate	66.9%(g)	47.2%	77.8%(h)	37.8%	26.7%(i)

	2009(a)	2008	2007	2006	2005(b)

REAL ESTATE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 11.74	$ 24.83	$ 27.56	$ 20.44	$ 20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.13	(0.02)	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.51)	(7.32)	(0.60)	7.80	0.35

Total From Investment Operations	(2.36)	(7.19)	(0.62)	7.82	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.17)	(0.04)	(0.08)	(0.06)
Distributions from Realized Gains	–	(5.73)	(2.07)	(0.62)	–

Total Dividends and Distributions	(0.15)	(5.90)	(2.11)	(0.70)	(0.06)

Net Asset Value, End of Period	$ 9.23	$ 11.74	$ 24.83	$ 27.56	$ 20.44

Total Return(d)	(20.00)%(e)	(36.50)%	(2.74)%	39.33%	1.90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,209	$ 14,551	$ 31,026	$ 29,044	$ 22,712
Ratio of Expenses to Average Net Assets(f)	2.08%(g)	2.08%	2.07%	1.95%	2.38%(g)
Ratio of Net Investment Income to Average Net Assets	3.46%(g)	0.81%	(0.06)%	0.10%	0.39%(g)
Portfolio Turnover Rate	66.9%(g)	47.2%	77.8%(h)	37.8%	26.7%(i)

	2009(a)	2008	2007(j)

REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 11.77	$ 24.89	$ 27.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15	0.15	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(2.50)	(7.36)	(2.44)

Total From Investment Operations	(2.35)	(7.21)	(2.52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.18)	–
Distributions from Realized Gains	–	(5.73)	–

Total Dividends and Distributions	(0.16)	(5.91)	–

Net Asset Value, End of Period	$ 9.26	$ 11.77	$ 24.89

Total Return(d)	(19.89)%(e)	(36.48)%	(9.19)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,380	$ 4,382	$ 7,976
Ratio of Expenses to Average Net Assets(f)	1.98%(g)	1.98%	1.99%(g)
Ratio of Net Investment Income to Average Net Assets	3.54%(g)	0.93%	(0.37)%(g)
Portfolio Turnover Rate	66.9%(g)	47.2%	77.8%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(i)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through

January 16, 2007.

See accompanying notes.

361

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

SHORT-TERM BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9 .97	$ 10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.24	0.45	0.46	0.41	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	(1.33)	(0.11)	0.01	(0.10)

Total From Investment Operations	(0.22)	(0.88)	0.35	0.42	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.47)	(0.49)	(0.46)	(0.16)

Total Dividends and Distributions	(0.25)	(0.47)	(0.49)	(0.46)	(0.16)

Net Asset Value, End of Period	$ 7.97	$ 8.44	$ 9.79	$ 9 .93	$ 9.97

Total Return(d)	(2.60)%(e)	(9.33)%	3.57%	4.29%	0.07%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 52,768	$ 62,240	$ 89,390	$ 93,951	$ 122,471
Ratio of Expenses to Average Net Assets	0.84%(f)	0.79%	0.78%	0.96%	0.80%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	0.73%	0.70%(f)
Ratio of Net Investment Income to Average Net Assets	6.09%(f)	4.82%	4.66%	4.10%	3.15%(f)
Portfolio Turnover Rate	3.6%(f)	22.1%	42.8%	49.1%	110.8%(h)

	2009(a)	2008	2007(i)

SHORT-TERM BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20	0.37	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	(1.34)	(0.11)

Total From Investment Operations	(0.27)	(0.97)	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.38)	(0.33)

Total Dividends and Distributions	(0.21)	(0.38)	(0.33)

Redemption fees	0.01	–	–

Net Asset Value, End of Period	$ 7.97	$ 8.44	$ 9.79

Total Return(d)	(3.04)%(e)	(10.18)%	1.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,723	$ 1,641	$ 1,585
Ratio of Expenses to Average Net Assets(j)	1.70%(f)	1.70%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	5.12%(f)	3.91%	3.79%(f)
Portfolio Turnover Rate	3.6%(f)	22.1%	42.8%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(h)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007. (j) Reflects Manager's contractual expense limit.

See accompanying notes.

362

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(b)

Class A shares

Net Asset Value, Beginning of Period	$ 11.16	$ 11.59	$ 11.60	$ 11 .55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23(c)	0.43(c)	0.29(c)	0.40	0.40	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.18	(0.43)	0.11	0.05	(0.35)	(0.05)

Total From Investment Operations	0.41	–	0.40	0.45	0.05	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.43)	(0.41)	(0.40)	(0.40)	(0.40)

Total Dividends and Distributions	(0.23)	(0.43)	(0.41)	(0.40)	(0.40)	(0.40)

Net Asset Value, End of Period	$ 11.34	$ 11.16	$ 11.59	$ 11 .60	$ 11.55	$ 11.90

Total Return(d)	3.69%(e)	(0.06)%	4.14%	4.15%	0.49%	2.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,781	$ 36,725	$ 36,639	$ 32,081	$ 36,287	$ 54,082
Ratio of Expenses to Average Net Assets	0.89%(f)	0.95%	0.95%	0.95%	0.81%	0.83%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	0.97%	0.95%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	4.12%(f)	3.67%	4.11%	3.54%	3.36%	3.23%
Portfolio Turnover Rate	40.4%(f)	64.5%	29.4%	14.0%	13.0%	14.0%

	2009(a)	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(b)

Class C shares

Net Asset Value, Beginning of Period	$ 11.17	$ 11.60	$ 11.60	$ 11 .55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.18(c)	0.34(c)	0.21(c)	0.35	0.30	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.42)	0.13	0.05	(0.35)	(0.05)

Total From Investment Operations	0.37	(0.08)	0.34	0.40	(0.05)	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.35)	(0.34)	(0.35)	(0.30)	(0.30)

Total Dividends and Distributions	(0.19)	(0.35)	(0.34)	(0.35)	(0.30)	(0.30)

Net Asset Value, End of Period	$ 11.35	$ 11.17	$ 11.60	$ 11 .60	$ 11.55	$ 11.90

Total Return(d)	3.31%(e)	(0.78)%	3.47%	3.39%	(0.26)%	2.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,828	$ 4,892	$ 4,952	$ 6,980	$ 13,477	$ 18,970
Ratio of Expenses to Average Net Assets	1.67%(f)	1.67%	1.68%	1.68%	1.56%	1.58%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	2.10%	1.68%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets	3.31%(f)	2.95%	3.38%	2.81%	2.61%	2.48%
Portfolio Turnover Rate	40.4%(f)	64.5%	29.4%	14.0%	13.0%	14.0%

(a)	Six months ended April 30, 2009.

(b)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

363

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.36	$ 17.95	$ 17.30	$ 15.93	$ 15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0.02)	(0.05)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)	(6.14)	2.10	2.33	0.25

Total From Investment Operations	(1.25)	(6.16)	2.05	2.31	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	–

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 9.11	$ 10.36	$ 17.95	$ 17.30	$ 15.93

Total Return(d)	(12.07)%(e)	(36.97)%	12.48%	14.97%	1.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 54,760	$ 66,286	$ 118,157	$ 109,783	$ 97,133
Ratio of Expenses to Average Net Assets	1.75%(f)	1.46%	1.43%	1.40%	1.37%(f)
Ratio of Net Investment Income to Average Net Assets	(0.06)%(f)	(0.11)%	(0.28)%	(0.15)%	(0.27)%(f)
Portfolio Turnover Rate	110.6%(f)	55.6%	60.9%	103.0%	137.4%(g)

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.05	$ 17.60	$ 17.12	$ 15.89	$ 15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)	(0.13)	(0.19)	(0.14)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)	(5.99)	2.07	2.31	0.26

Total From Investment Operations	(1.26)	(6.12)	1.88	2.17	0.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	(1.40)	(0.94)	–

Total Dividends and Distributions	–	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 8.79	$ 10.05	$ 17.60	$ 17.12	$ 15.89

Total Return(d)	(12.54)%(e)	(37.52)%	11.55%	14.09%	1.27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,221	$ 10,021	$ 22,058	$ 24,476	$ 25,241
Ratio of Expenses to Average Net Assets	2.87%(f)	2.33%	2.26%	2.11%	2.22%(f)
Ratio of Net Investment Income to Average Net Assets	(1.18)%(f)	(0.97)%	(1.11)%	(0.85)%	(1.13)%(f)
Portfolio Turnover Rate	110.6%(f)	55.6%	60.9%	103.0%	137.4%(g)

	2009(a)	2008	2007(h)

SMALLCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.22	$ 17.85	$ 16.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)	(6.08)	1.39

Total From Investment Operations	(1.25)	(6.20)	1.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.43)	–

Total Dividends and Distributions	–	(1.43)	–

Net Asset Value, End of Period	$ 8.97	$ 10.22	$ 17.85

Total Return(d)	(12.23)%(e)	(37.44)%	7.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 694	$ 836	$ 1,573
Ratio of Expenses to Average Net Assets(i)	2.20%(f)	2.20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	(0.51)%(f)	(0.85)%	(1.04)%(f)
Portfolio Turnover Rate	110.6%(f)	55.6%	60.9%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

364

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007(b)

SMALLCAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 5.43	$ 10.18	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)	(0.07)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(4.10)	1.35

Total From Investment Operations	(0.55)	(4.17)	1.31
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 4.88	$ 5.43	$ 10.18

Total Return(d)	(10.13)%(e)	(43.33)%	14.77%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 24,948	$ 29,467	$ 115,046
Ratio of Expenses to Average Net Assets	2.04%(g)	1.51%(f)	1.19%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1.41)%(g)	(0.80)%	(0.59)%(g)
Portfolio Turnover Rate	91.7%(g)	62.9%	70.0%(h)

	2009(a)	2008	2007(b)

SMALLCAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 5.32	$ 10.07	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.15)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(4.02)	1.35

Total From Investment Operations	(0.55)	(4.17)	1.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 4.77	$ 5.32	$ 10.07

Total Return(d)	(10.34)%(e)	(43.82)%	13.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,179	$ 2,931	$ 7,549
Ratio of Expenses to Average Net Assets(f)	2.57%(g)	2.57%	2.54%(g)
Ratio of Net Investment Income to Average Net Assets	(1.94)%(g)	(1.90)%	(1.94)%(g)
Portfolio Turnover Rate	91.7%(g)	62.9%	70.0%(h)

	2009(a)	2008	2007(b)

SMALLCAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 5.36	$ 10.10	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)	(4.04)	1.35

Total From Investment Operations	(0.54)	(4.16)	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.58)	–

Total Dividends and Distributions	–	(0.58)	–

Net Asset Value, End of Period	$ 4.82	$ 5.36	$ 10.10

Total Return(d)	(10.07)%(e)	(43.58)%	13.87%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 970	$ 1,184	$ 1,730
Ratio of Expenses to Average Net Assets(f)	2.21%(g)	2.21%	2.21%(g)
Ratio of Net Investment Income to Average Net Assets	(1.58)%(g)	(1.55)%	(1.60)%(g)
Portfolio Turnover Rate	91.7%(g)	62.9%	70.0%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from

January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

See accompanying notes.

365

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP GROWTH FUND II

Class A shares

Net Asset Value, Beginning of Period	$ 5.47	$ 10.16	$ 9.42	$ 8 .85	$ 8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.12)	(0.14)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	(4.03)	1.58	1.20	0.18

Total From Investment Operations	(0.37)	(4.15)	1.44	1.05	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	–

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 5.10	$ 5.47	$ 10.16	$ 9 .42	$ 8.85

Total Return(d)	(6.76)%(e)	(42.88)%	16.21%	12.12%	1.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,551	$ 10,302	$ 19,434	$ 16,263	$ 13,137
Ratio of Expenses to Average Net Assets(f)	1.45%(g)	1.95%	1.95%	1.95%	1.95%(g)
Ratio of Net Investment Income to Average Net Assets	(1.03)%(g)	(1.54)%	(1.50)%	(1.57)%	(1.68)%(g)
Portfolio Turnover Rate	65.8%(g)	78.0%	62.9%	80.7%	53.4%(h)

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP GROWTH FUND II

Class B shares

Net Asset Value, Beginning of Period	$ 5.33	$ 9.97	$ 9.33	$ 8.83	$ 8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.18)	(0.21)	(0.21)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.92)	1.55	1.19	0.19

Total From Investment Operations	(0.38)	(4.10)	1.34	0.98	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	(0.70)	(0.48)	–

Total Dividends and Distributions	–	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 4.95	$ 5.33	$ 9.97	$ 9.33	$ 8.83

Total Return(d)	(7.13)%(e)	(43.22)%	15.24%	11.31%	1.26%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,056	$ 3,699	$ 7,842	$ 7,413	$ 6,720
Ratio of Expenses to Average Net Assets(f)	2.20%(g)	2.70%	2.70%	2.70%	2.70%(g)
Ratio of Net Investment Income to Average Net Assets	(1.78)%(g)	(2.29)%	(2.24)%	(2.32)%	(2.43)%(g)
Portfolio Turnover Rate	65.8%(g)	78.0%	62.9%	80.7%	53.4%(h)

	2009(a)	2008	2007(i)

SMALLCAP GROWTH FUND II

Class C shares

Net Asset Value, Beginning of Period	$ 5.40	$ 10.10	$ 9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.18)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)	(3.98)	1.23

Total From Investment Operations	(0.38)	(4.16)	1.06
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0.54)	–

Total Dividends and Distributions	–	(0.54)	–

Net Asset Value, End of Period	$ 5.02	$ 5.40	$ 10.10

Total Return(d)	(7.04)%(e)	(43.25)%	11.73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 438	$ 339	$ 502
Ratio of Expenses to Average Net Assets(f)	2.20%(g)	2.70%	2.70%(g)
Ratio of Net Investment Income to Average Net Assets	(1.78)%(g)	(2.29)%	(2.28)%(g)
Portfolio Turnover Rate	65.8%(g)	78.0%	62.9%

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

366

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 12.30	$ 18.82	$ 19.21	$ 17.49	$ 16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.05	0.06	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)	(5.16)	0.44	2.99	0.52

Total From Investment Operations	(1.64)	(5.11)	0.50	3.00	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.08)	–	–	–
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	–

Total Dividends and Distributions	(0.02)	(1.41)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 10.64	$ 12.30	$ 18.82	$ 19.21	$ 17.49

Total Return(d)	(13.36)%(e)	(29.06)%	2.55%	18.03%	3.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,499	$ 14,995	$ 23,033	$ 8,839	$ 1,302
Ratio of Expenses to Average Net Assets(f)	1.35%(g)	1.35%	1.36%	1.49%	1.70%(g)
Ratio of Gross Expenses to Average Net Assets	–	–	1.46%	2.21%	–
Ratio of Net Investment Income to Average Net Assets	0.96%(g)	0.33%	0.34%	0.07%	(0.18)%(g)
Portfolio Turnover Rate	70.5%(g)	101.9%	112.8%(h)	97.9%	133.7%

	2009(a)	2008	2007	2006	2005(b)

SMALLCAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 12.08	$ 18.59	$ 19.14	$ 17 .55	$ 16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0.09)	(0.11)	(0.13)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)	(5.09)	0.45	3.00	0.62

Total From Investment Operations	(1.66)	(5.18)	0.34	2.87	0.57
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.33)	(0.89)	(1.28)	–

Total Dividends and Distributions	–	(1.33)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 10.42	$ 12.08	$ 18.59	$ 19 .14	$ 17.55

Total Return(d)	(13.74)%(e)	(29.76)%	1.68%	17.18%	3 .36%(e),(i)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,266	$ 2,789	$ 4,545	$ 1,612	$ 439
Ratio of Expenses to Average Net Assets(f)	2.29%(g)	2.29%	2.27%	2.24%	2.45%(g)
Ratio of Gross Expenses to Average Net Assets	–	–	2.64%	5.09%	–
Ratio of Net Investment Income to Average Net Assets	0.02%(g)	(0.60)%	(0.58)%	(0.70)%	(0.82)%(g)
Portfolio Turnover Rate	70.5%(g)	101.9%	112.8%(h)	97.9%	133.7%

	2009(a)	2008	2007(j)

SMALLCAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 12.21	$ 18.72	$ 18.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)	(5.12)	(0.15)

Total From Investment Operations	(1.68)	(5.18)	(0.21)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1.33)	–

Total Dividends and Distributions	–	(1.33)	–

Net Asset Value, End of Period	$ 10.53	$ 12.21	$ 18.72

Total Return(d)	(13.76)%(e)	(29.54)%	(1.11)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,932	$ 3,481	$ 4,496
Ratio of Expenses to Average Net Assets(f)	2.08%(g)	2.08%	2.09%(g)
Ratio of Gross Expenses to Average Net Assets	–	–	2.81%(g)
Ratio of Net Investment Income to Average Net Assets	0.26%(g)	(0.41)%	(0.42)%(g)
Portfolio Turnover Rate	70.5%(g)	101.9%	112.8%(h)

(a)	Six months ended April 30, 2009.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(i)	During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

367

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.17(b)	0.34(b)	0.33(b)	0.33	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.29	(1.10)	(0.25)	0.15	(0.16)	0.08

Total From Investment Operations	0.46	(0.76)	0.08	0.48	0.17	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.34)	(0.35)	(0.33)	(0.33)	(0.33)
Distributions from Realized Gains	–	–	(0.02)	(0.15)	(0.09)	(0.09)

Total Dividends and Distributions	(0.17)	(0.34)	(0.37)	(0.48)	(0.42)	(0.42)

Net Asset Value, End of Period	$ 6.60	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95

Total Return(c)	7.41%(d)	(10.57)%	0.72%	6.42%	2.19%	5.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 227,629	$ 220,771	$ 282,685	$ 165,325	$ 175,146	$ 184,711
Ratio of Expenses to Average Net Assets	0.86%(e)	1.00%	1.09%	1.15%	1.00%	0.96%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	0.77%(e)	0.76%	0.77%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	0.93%(e)	1.07%	1.15%	1.15%	1.00%	0.96%
Ratio of Net Investment Income to Average Net Assets	5.51%(e)	4.85%	4.37%	4.32%	4.22%	4.22%
Portfolio Turnover Rate	102.2%(e)	65.3%	51.0%	25.0%	28.0%	25.0%

	2009(a)	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 6.31	$ 7.41	$ 7.70	$ 7 .70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.16(b)	0.32(b)	0.29(b)	0.27	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(1.10)	(0.25)	0.15	(0.16)	0.08

Total From Investment Operations	0.44	(0.78)	0.04	0.42	0.11	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.32)	(0.31)	(0.27)	(0.27)	(0.27)
Distributions from Realized Gains	–	–	(0.02)	(0.15)	(0.09)	(0.09)

Total Dividends and Distributions	(0.15)	(0.32)	(0.33)	(0.42)	(0.36)	(0.36)

Net Asset Value, End of Period	$ 6.60	$ 6.31	$ 7.41	$ 7 .70	$ 7.70	$ 7.95

Total Return(c)	7.12%(d)	(10.94)%	0.24%	5.63%	1.43%	4.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,165	$ 11,837	$ 19,941	$ 22,881	$ 30,073	$ 35,433
Ratio of Expenses to Average Net Assets	1.40%(e)	1.39%	1.54%	1.91%	1.75%	1.71%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1.31%(e)	1.15%	1.24%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.88%(e)	1.96%	1.98%	1.91%	1.75%	1.71%
Ratio of Net Investment Income to Average Net Assets	4.97%(e)	4.44%	3.90%	3.56%	3.47%	3.47%
Portfolio Turnover Rate	102.2%(e)	65.3%	51.0%	25.0%	28.0%	25.0%

	2009(a)	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 6.31	$ 7.42	$ 7.70	$ 7 .70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.15(b)	0.28(b)	0.26(b)	0.27	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(1.11)	(0.24)	0.15	(0.16)	0.08

Total From Investment Operations	0.43	(0.83)	0.02	0.42	0.11	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.28)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from Realized Gains	–	–	(0.02)	(0.15)	(0.09)	(0.09)

Total Dividends and Distributions	(0.14)	(0.28)	(0.30)	(0.42)	(0.36)	(0.36)

Net Asset Value, End of Period	$ 6.60	$ 6.31	$ 7.42	$ 7 .70	$ 7.70	$ 7.95

Total Return(c)	6.95%(d)	(11.52)%	(0.01)%	5.60%	1.41%	4.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,761	$ 3,672	$ 2,931	$ 2,547	$ 2,360	$ 3,641
Ratio of Expenses to Average Net Assets	1.74%(e)	1.89%	1.94%	1.93%	1.76%	1.71%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1.65%(e)	1.65%	1.65%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	2.24%(e)	2.50%	2.74%	1.93%	1.76%	1.71%
Ratio of Net Investment Income to Average Net Assets	4.63%(e)	3.99%	3.50%	3.54%	3.46%	3.47%
Portfolio Turnover Rate	102.2%(e)	65.3%	51.0%	25.0%	28.0%	25.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

(g)	Excludes expense reimbursement from Manager and/or custodian.

(e)	Computed on an annualized basis.

See accompanying notes.

368

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006(b)

ULTRA SHORT BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 7.73	$ 9.55	$ 10.06	$ 10.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.39	0.52	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(1.83)	(0.50)	(0.01)

Total From Investment Operations	(0.58)	(1.44)	0.02	0.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.38)	(0.54)	(0.27)

Total Dividends and Distributions	(0.12)	(0.38)	(0.54)	(0.27)

Redemption fees	–	–	0.01	–

Net Asset Value, End of Period	$ 7.03	$ 7.73	$ 9.55	$ 10.06

Total Return(d)	(7.51)%(e)	(15.40)%	(0.04)%	3.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,514	$ 5,169	$ 15,700	$ 20,427
Ratio of Expenses to Average Net Assets	1.28%(g)	0.80%(f)	0.73%(f)	0 .75%(f),(g)
Ratio of Net Investment Income to Average Net Assets	2.99%(g)	4.46%	5.21%	4.57%(g)
Portfolio Turnover Rate	19.5%(g)	14.8%	46.5%	49.0%

	2009(a)	2008	2007(h)

ULTRA SHORT BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 7.73	$ 9.55	$ 10.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10	0.34	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(1.84)	(0.48)

Total From Investment Operations	(0.59)	(1.50)	(0.13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.32)	(0.38)

Total Dividends and Distributions	(0.10)	(0.32)	(0.38)

Redemption fees	0.01	–	–

Net Asset Value, End of Period	$ 7.05	$ 7.73	$ 9.55

Total Return(d)	(7.46)%(e)	(16.04)%	(1.47)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 724	$ 1,090	$ 2,856
Ratio of Expenses to Average Net Assets(f)	1.50%(g)	1.50%	1.50%(g)
Ratio of Net Investment Income to Average Net Assets	2.69%(g)	3.81%	4.51%(g)
Portfolio Turnover Rate	19.5%(g)	14.8%	46.5%

(a)	Six months ended April 30, 2009.

(b)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager's contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share, all of which was distributed, during the period January 10, 2007, through January 16, 2007.

See accompanying notes.

369

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class A shares

Net Asset Value, Beginning of Period	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04	$ 32.14
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.13(b)	0.23(b)	0.30(b)	0.18	0.25	0.06(b)
Net Realized and Unrealized Gain (Loss) on Investments	(1.49)	(15.43)	7.13	5.02	4.33	2.84

Total From Investment Operations	(1.36)	(15.20)	7.43	5.20	4.58	2.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.23)	(0.18)	(0.13)	(0.20)	–
Distributions from Realized Gains	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)	–

Total Dividends and Distributions	(1.68)	(3.44)	(1.17)	(1.10)	(0.63)	–

Net Asset Value, End of Period	$ 27.67	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04

Total Return(c)	(4.30)%(d)	(32.95)%	17.59%	13.50%	13.13%	9.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 341,906	$ 390,075	$ 956,005	$ 880,755	$ 735,037	$ 621,924
Ratio of Expenses to Average Net Assets	1.12%(e)	0.93%	0.83%	0.85%	0.91%	0.94%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	0.83%	0.85%	0.91%	0.94%
Ratio of Net Investment Income to Average Net Assets	0.99%(e)	0.57%	0.63%	0.44%	0.68%	0.17%
Portfolio Turnover Rate	26.2%(e)	9.7%	17.6%	15.0%	13.0%	12.0%

	2009(a)	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class B shares

Net Asset Value, Beginning of Period	$ 26.58	$ 43.33	$ 38.16	$ 34.84	$ 31.48	$ 29.14
Income from Investment Operations:
Net Investment Income (Operating Loss)	(0.01)(b)	(0.14)(b)	(0.10)(b)	(0.18)	(0.09)	(0.24)(b)
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)	(13.40)	6.26	4.47	3.88	2.58

Total From Investment Operations	(1.30)	(13.54)	6.16	4.29	3.79	2.34
Less Dividends and Distributions:
Distributions from Realized Gains	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)	–

Total Dividends and Distributions	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)	–

Net Asset Value, End of Period	$ 23.76	$ 26.58	$ 43.33	$ 38.16	$ 34.84	$ 31.48

Total Return(c)	(4.80)%(d)	(33.59)%	16.46%	12.45%	12.09%	8.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 76,578	$ 92,828	$ 185,705	$ 184,340	$ 167,531	$ 141,134
Ratio of Expenses to Average Net Assets	2.20%(e)	1.88%	1.74%	1.78%	1.85%	1.89%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.74%	1.78%	1.85%	1.89%
Ratio of Net Investment Income to Average Net Assets	(0.08)%(e)	(0.41)%	(0.27)%	(0.49)%	(0.26)%	(0.78)%
Portfolio Turnover Rate	26.2%(e)	9.7%	17.6%	15.0%	13.0%	12.0%

	2009(a)	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class C shares

Net Asset Value, Beginning of Period	$ 26.71	$ 43.53	$ 38.31	$ 34 .94	$ 31.56	$ 29.20
Income from Investment Operations:
Net Investment Income (Operating Loss)	(0.01)(b)	(0.14)(b)	(0.08)(b)	(0.16)	(0.06)	(0.21)(b)
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)	(13.47)	6.29	4.50	3.88	2.57

Total From Investment Operations	(1.30)	(13.61)	6.21	4.34	3.82	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0.01)	–
Distributions from Realized Gains	(1.52)	(3.21)	(0.99)	(0.97)	(0.43)	–

Total Dividends and Distributions	(1.52)	(3.21)	(0.99)	(0.97)	(0.44)	–

Net Asset Value, End of Period	$ 23.89	$ 26.71	$ 43.53	$ 38 .31	$ 34.94	$ 31.56

Total Return(c)	(4.78)%(d)	(33.60)%	16.56%	12.53%	12.18%	8.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,981	$ 12,632	$ 22,174	$ 21,039	$ 13,613	$ 9,000
Ratio of Expenses to Average Net Assets	2.16%(e)	1.87%	1.69%	1.69%	1.78%	1.80%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	1.74%	1.69%	1.78%	1.80%
Ratio of Net Investment Income to Average Net Assets	(0.06)%(e)	(0.40)%	(0.23)%	(0.40)%	(0.19)%	(0.69)%
Portfolio Turnover Rate	26.2%(e)	9.7%	17.6%	15.0%	13.0%	12.0%

(a)	Six months ended April 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

370

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	110	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	110	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	110	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	110	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	110	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	110	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	110	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	110	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	110	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	110	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008, Senior Vice	110	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	110	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2009 and the Statement of Additional Information dated March 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory agreement related to the Inflation Protection Fund series of PFI (“Inflation Protection”) with BlackRock, Inc. (“BlackRock”); (2) an amended Sub-advisory agreement with Principal Global Investors, LLC (“PGI”) related to the PFI Ultra Short Bond Fund series (“Ultra Short”); (3) an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) related to the PFI MidCap Growth Fund III series (“MidCap Growth III”); (4) amended Sub-advisory agreements with LA Capital Management and Equity Research (“LA Capital”) and Ark Asset Management Co., Inc. (“Ark”) related to the PFI SmallCap Value Fund II series (“SmallCap Value II”); (5) an amended Sub-advisory agreement with Columbus Circle Investors (“CCI”) related to the PFI SmallCap Growth Fund I series (“SmallCap Growth I”); (6) a Sub-advisory agreement with Lehman Brothers Asset Management, Inc. n/k/a Neuberger Berman Fixed Income, LLC (“LBAM”) related to the PFI High Yield Fund I series (“High Yield I”); (7) an amended Sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the PFI Core Plus Bond Fund I series (“Core Plus Bond”); and (8) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) related to Ultra Short and the Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and the Principal LifeTime Strategic Income Fund series (collectively the “LifeTime Funds”);

BlackRock, Jacobs Levy, LA Capital, Ark and CCI Sub-advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to approve a Sub-advisory agreement with BlackRock related to Inflation Protection, an Amended Sub-advisory agreement with Jacobs Levy related to MidCap Growth III, an Amended Sub-advisory agreement with LA Capital and Ark related to SmallCap Value II, and an Amended Sub-advisory agreement with CCI related to SmallCap Growth I. The execution of Sub-advisory Agreements with Jacobs Levy, LA Capital and CCI were in connection with fund mergers of funds with similarly managed funds. The BlackRock Sub-advisory Agreement was entered into to replace the existing sub-adviser. The Agreement with Ark was never executed as Ark ceased its operations.

The Board considered the nature, quality and extent of services expected to be provided under each Sub-advisory agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the Funds and that the due-diligence program recommended each Sub-advisor for the Funds.

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index as well as their expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board noted that the proposed fee schedules for the new Sub-advisory agreement with LA Capital, Jacobs Levy and CCI were identical to the fee schedules for Sub-advisory agreements currently in effect with respect to other PFI funds for which each of LA Capital, Jacobs Levy and CCI serve as sub-advisors. The Board noted that although the proposed subadvisory fee schedule for BlackRock is modestly higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, the fee was not unreasonable in light of the services the Manager expected BlackRock to perform. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules were reasonable and appropriate.

The Board considered that the LA Capital, Jacobs Levy and CCI Sub-advisory agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to be not unreasonable. The Board noted that it would review the Manager’s profitability in connection with each of the Sub-advisory agreements at its next annual review of the Management Agreement. The Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory agreement with each Sub-advisor at arms length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Funds under each Sub-advisory agreement. The Board concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted the BlackRock representation that it does not use soft dollars. The Board concluded that the subadvisory fees for the Funds were reasonable in light of these fall-out benefits.

LBAM Sub-Advisory Agreement

At its March 9, 2009 meeting, the Board considered the approval of a Sub-advisory Agreement with LBAM, High Yield I’s current subadvisor, in connection with Lehman Brothers Holdings Inc.'s pending sale of a controlling ownership interest in LBAM to Neuberger Berman Group, LLC (“NBG”) and, therefore, an automatic termination of the current Sub-advisory agreement.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory agreement. The Board considered the reputation, qualifications and background of LBAM, the investment approach of LBAM, the experience and skills of LBAM’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the due-diligence program had recommended LBAM as Sub-advisor for High Yield I when the Board initially approved a Sub-advisory agreement with LBAM.

With respect to investment performance, the Board considered LBAM’s representation that it would endeavor to retain the portfolio management personnel currently responsible for the management of the Fund following the sale, and that NGB will be held by a group consisting of portfolio managers, members of senior management and other professionals who have previously participated in LBAM’s operations and who have delivered good performance results for High Yield I in the past. The Board concluded that investment performance was expected to be satisfactory.

The Board noted that the proposed subadvisory fees to be paid to LBAM would not change. Taking into consideration the Board’s prior evaluation of the sub-advisory fees, the Board concluded the sub-advisory fees were reasonable. In concluding that LBAM’s anticipated profitability would not be unreasonable, the Board noted their recent evaluation of this factor in connection with the annual renewal of the previous Sub-advisory agreement. The Board further noted that the Manager would continue to compensate LBAM from its own management fee and that the Manager negotiated the sub-advisory fee at arm’s length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the fund under the Sub-advisory Agreement. The Board noted capacity constraints of the fund’s investment style. The Board concluded that although the sub-advisory fee schedule does not include breakpoints, the fee schedule reflects an appropriate recognition of any economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by LBAM and noted no additional benefits were reported beyond those benefits considered by the Board when the previous sub-advisor agreement was last renewed.

PGI and PIMCO Sub-Advisory Agreements

At its December 8, 2008 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PGI related to Ultra Short; at its March 9, 2009 meeting, the Board considered whether to enter into an amended Sub-advisory agreement with PIMCO related to Core Plus Bond. Both PGI and PIMCO were sub-advisors of the respective Funds prior to the approval of the Amended Sub-advisory agreements.

The Board noted that each of amended Sub-advisory agreements were the same in all material aspects as the current sub-advisory agreement, other than changes lowering the fee schedules. As part of its consideration of the amendments the Board noted that it approved the PIMCO sub-advisory agreement at its June 2008 meeting and the continuation of the PGI sub-advisory agreement at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the sub-advisory agreements and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The Board noted that the Manager represented that the change in the fee schedules would not reduce the quality or quantity of service PIMCO and PGI provide to the funds and that PIMCO’s and PGI’s obligations under the Sub-advisory agreements would remain the same in all material respects.

Management Agreement

At its December 8, 2008 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to Ultra Short. At its January 29, 2009 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to the LifeTime Funds.

The Board noted that the amended Management Agreements were the same in all material aspects as the current Management Agreements other than changes lowering the fee schedules for the Ultra Short and LifeTime Funds. As part of its consideration of the amendments, the Board noted that it approved the continuation of the Management Agreement for these funds at its September 2008 meeting. In approving the amendments, the board determined that, given its recent consideration of the Management Agreement and that the amendments lower the fee schedules of the funds, it was not necessary to reconsider all of the factors it considered at its September meeting. The board noted that the Manager represented that the changes in the management fees would not reduce the quality or quantity of service the Manager provides to the funds and that the Manager’s obligations under the Management Agreement would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – Global Equity Fund I
Held November 12, 2008

1.	Approval of a Plan of Reorganization providing for the reorganization of the Global Equity Fund I into the International Fund I:

	In Favor	Opposed	Abstain

	2,427,018.00	20,176.00	21,702.00

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Blend Fund I
Held November 19, 2008

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Blend Fund I into the SmallCap S&P 600
	Index Fund:

	In Favor	Opposed	Abstain

	9,318,883.22	759,197.00	120,848.00

Special Meeting of Shareholders
Principal Funds, Inc. – Government & High Quality Bond Fund
Held February 13, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the Government & High Quality Bond Fund into the
	Mortgage Securities Fund:

	In Favor	Opposed	Abstain

	22,104,321.574	4,365,460.589	2,009,631.164

Special Meeting of Shareholders
Principal Funds, Inc. – MidCap Growth Fund II
Held April 27, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the MidCap Growth Fund II into the MidCap Growth
	Fund III.

	In Favor	Opposed	Abstain

	28,738,312.37	2,798,879.00	1,971,417.00

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund I
Held April 27, 2009

1.	Approval of a new Sub-Advisory Agreement with Columbus Circle Investors for the SmallCap Growth Fund I.

	In Favor	Opposed	Abstain

	17,281,050.01	1,615,266.29	1,263,959.98

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund III
Held April 27, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the SmallCap Growth Fund III into the SmallCap
	Growth Fund I:

	In Favor	Opposed	Abstain

	27,162,174.00	618,196.00	1,460,430.00

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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